                                 VINTAGE XTRA
                           VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED


                                  MAY 1, 2015


                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company USA (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

MetLife Insurance Company USA, Annuity Investor Services, P.O. Box 103666, Des

Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
           ------------------


























                                                               MIC-Book-05-09-86

                               TABLE OF CONTENTS


                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..................    2
VALUATION OF ASSETS................................................    2
   Funding Options.................................................    2
   The Contract Value..............................................    2
   Accumulation Unit Value.........................................    3
   Annuity Unit Value..............................................    3
   Calculation Of Money Market Yield...............................    3
FEDERAL TAX CONSIDERATIONS.........................................    4
   Mandatory Distributions for Qualified Plans.....................    4
   Nonqualified Annuity Contracts..................................    4
   Individual Retirement Annuities.................................    5
   Simple Plan IRA Form............................................    5
   Roth IRAs.......................................................    5
   Qualified Pension and Profit-Sharing Plans......................    5
   Section-403(b) Plans............................................    6
   Federal Income Tax Withholding..................................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    7
CUSTODIAN..........................................................    7
CONDENSED FINANCIAL INFORMATION -- Vintage XTRA....................    8
CONDENSED FINANCIAL INFORMATION -- Vintage Xtra Series II..........  140
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect XTRA........  296
FINANCIAL STATEMENTS...............................................  426

                             THE INSURANCE COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$43,885,979                     $0
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus
(b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2015, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $53,000 for 2015 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2015 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS


Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2015 is $53,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2015. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2015).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                   CUSTODIAN

MetLife Insurance Company USA, 111225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                                  Vintage XTRA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.080       1.156            --
                                                                            2006   1.000       1.080        21,186
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)...................... 2006   0.808       0.849            --
                                                                            2005   0.777       0.808        26,568
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   0.903       0.454            --
                                                                            2007   0.785       0.903       257,998
                                                                            2006   0.775       0.785       258,010
                                                                            2005   0.730       0.775       274,148
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.154       1.206            --
                                                                            2005   1.121       1.154            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   0.749       0.733            --
                                                                            2005   0.663       0.749       587,791
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.120       2.135            --
                                                                            2013   1.668       2.120            --
                                                                            2012   1.383       1.668           344
                                                                            2011   1.542       1.383           349
                                                                            2010   1.402       1.542         3,978
                                                                            2009   1.001       1.402       101,125
                                                                            2008   1.651       1.001       121,884
                                                                            2007   1.461       1.651       155,396
                                                                            2006   1.233       1.461       378,365
                                                                            2005   1.098       1.233       362,506
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.846       1.972       108,248
                                                                            2013   1.442       1.846       110,165
                                                                            2012   1.243       1.442       112,013
                                                                            2011   1.320       1.243       113,293
                                                                            2010   1.130       1.320       266,154
                                                                            2009   0.823       1.130       474,750
                                                                            2008   1.493       0.823       519,168
                                                                            2007   1.351       1.493       655,341
                                                                            2006   1.245       1.351       832,088
                                                                            2005   1.089       1.245       817,588
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.957       2.131         6,107
                                                                            2013   1.489       1.957         6,110
                                                                            2012   1.288       1.489        26,237
                                                                            2011   1.334       1.288        55,157
                                                                            2010   1.216       1.334       143,904
                                                                            2009   0.942       1.216       225,504
                                                                            2008   1.539       0.942       320,159
                                                                            2007   1.489       1.539       413,323
                                                                            2006   1.314       1.489       506,326
                                                                            2005   1.261       1.314       593,898
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   0.670       0.663            --
                                                                            2005   0.576       0.670        61,171
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   2.325       3.034            --
                                                                            2005   2.204       2.325        68,548
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.309       1.424            --
                                                                            2005   1.207       1.309            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.306       1.456            --
                                                                              2005   1.205       1.306        19,564
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.074       2.282        14,992
                                                                              2013   1.607       2.074        14,995
                                                                              2012   1.404       1.607        15,002
                                                                              2011   1.465       1.404        15,011
                                                                              2010   1.271       1.465        19,343
                                                                              2009   0.952       1.271        52,718
                                                                              2008   1.686       0.952        57,254
                                                                              2007   1.458       1.686        57,905
                                                                              2006   1.328       1.458        25,365
                                                                              2005   1.155       1.328        25,383
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.027       3.159         4,952
                                                                              2013   2.264       3.027         5,634
                                                                              2012   2.008       2.264         6,019
                                                                              2011   2.289       2.008        36,830
                                                                              2010   1.809       2.289        35,891
                                                                              2009   1.315       1.809        25,963
                                                                              2008   2.213       1.315         7,629
                                                                              2007   1.950       2.213        48,181
                                                                              2006   1.763       1.950        38,034
                                                                              2005   1.518       1.763        41,237
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.602       1.649       183,956
                                                                              2013   1.429       1.602       184,872
                                                                              2012   1.289       1.429       186,136
                                                                              2011   1.279       1.289       187,670
                                                                              2010   1.153       1.279       188,819
                                                                              2009   0.864       1.153       252,486
                                                                              2008   1.249       0.864       208,464
                                                                              2007   1.223       1.249       196,279
                                                                              2006   1.051       1.223        24,308
                                                                              2005   1.000       1.051        25,265
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.253       1.460            --
                                                                              2005   1.152       1.253        84,767
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.411       1.492        49,319
                                                                              2013   1.038       1.411        49,319
                                                                              2012   0.951       1.038        49,319
                                                                              2011   1.016       0.951        49,319
                                                                              2010   0.809       1.016        55,302
                                                                              2009   0.572       0.809        55,310
                                                                              2008   1.011       0.572        55,318
                                                                              2007   0.924       1.011        90,682
                                                                              2006   0.864       0.924        97,574
                                                                              2005   0.837       0.864       101,968
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.556       1.655            --
                                                                              2007   2.806       3.556         4,300
                                                                              2006   2.226       2.806         6,366
                                                                              2005   1.775       2.226            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.654       1.446        51,545
                                                                              2013   1.366       1.654        51,547
                                                                              2012   1.174       1.366        51,549
                                                                              2011   1.335       1.174        75,850
                                                                              2010   1.252       1.335       232,263
                                                                              2009   0.928       1.252       424,953
                                                                              2008   1.582       0.928       448,995
                                                                              2007   1.392       1.582       571,459
                                                                              2006   1.165       1.392       629,814
                                                                              2005   1.074       1.165       643,897
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.258       1.508            --
                                                                              2005   1.174       1.258        22,978
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   0.922       1.019            --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   0.710       0.922            --
                                                                                   2012   0.617       0.710            --
                                                                                   2011   0.637       0.617            --
                                                                                   2010   0.516       0.637            --
                                                                                   2009   0.363       0.516            --
                                                                                   2008   0.657       0.363            --
                                                                                   2007   0.548       0.657            --
                                                                                   2006   0.492       0.548            --
                                                                                   2005   0.446       0.492            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.544       1.733            --
                                                                                   2005   1.508       1.544         3,347
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.952       1.013            --
                                                                                   2006   0.901       0.952            --
                                                                                   2005   0.861       0.901            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.271       1.346            --
                                                                                   2009   1.069       1.271            --
                                                                                   2008   1.851       1.069            --
                                                                                   2007   1.793       1.851            --
                                                                                   2006   1.582       1.793        13,368
                                                                                   2005   1.508       1.582        13,393
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.382       2.822       105,532
                                                                                   2013   1.638       2.382       106,266
                                                                                   2012   1.402       1.638       107,478
                                                                                   2011   1.390       1.402       116,492
                                                                                   2010   1.130       1.390       158,930
                                                                                   2009   0.853       1.130       281,793
                                                                                   2008   1.455       0.853       345,119
                                                                                   2007   1.456       1.455       373,650
                                                                                   2006   1.360       1.456       405,494
                                                                                   2005   1.238       1.360       451,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.913       1.923            --
                                                                                   2013   1.471       1.913       105,550
                                                                                   2012   1.300       1.471       115,190
                                                                                   2011   1.408       1.300       138,148
                                                                                   2010   1.227       1.408       175,746
                                                                                   2009   0.964       1.227       206,129
                                                                                   2008   1.544       0.964       336,437
                                                                                   2007   1.549       1.544       469,731
                                                                                   2006   1.348       1.549       319,625
                                                                                   2005   1.307       1.348       392,782
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.745       1.906            --
                                                                                   2013   1.364       1.745            --
                                                                                   2012   1.195       1.364            --
                                                                                   2011   1.184       1.195        47,047
                                                                                   2010   1.068       1.184        49,972
                                                                                   2009   0.889       1.068        87,058
                                                                                   2008   1.277       0.889        64,335
                                                                                   2007   1.197       1.277        52,880
                                                                                   2006   1.060       1.197        53,599
                                                                                   2005   1.032       1.060        54,396
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.151       1.133            --
                                                                                   2008   1.657       1.151        36,352
                                                                                   2007   1.660       1.657        36,352
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.457       1.539            --
                                                                                   2010   1.314       1.457        33,642
                                                                                   2009   0.952       1.314        36,629
                                                                                   2008   1.672       0.952        36,645
                                                                                   2007   1.668       1.672        37,712
                                                                                   2006   1.492       1.668        40,543
                                                                                   2005   1.440       1.492        40,543
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   0.892       0.970            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   0.810
                                                                                           2009   0.675
                                                                                           2008   0.960
                                                                                           2007   0.916
                                                                                           2006   0.789
                                                                                           2005   0.804
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.324
                                                                                           2013   1.068
                                                                                           2012   0.950
                                                                                           2011   0.967
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.868
                                                                                           2013   1.510
                                                                                           2012   1.345
                                                                                           2011   1.269
                                                                                           2010   1.150
                                                                                           2009   0.953
                                                                                           2008   1.489
                                                                                           2007   1.436
                                                                                           2006   1.321
                                                                                           2005   1.287
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2014   1.483
                                                                                           2013   1.093
                                                                                           2012   0.923
                                                                                           2011   0.944
                                                                                           2010   0.874
                                                                                           2009   0.624
                                                                                           2008   1.010
                                                                                           2007   0.975
                                                                                           2006   0.947
                                                                                           2005   0.915
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.875
                                                                                           2013   1.439
                                                                                           2012   1.255
                                                                                           2011   1.215
                                                                                           2010   1.128
                                                                                           2009   0.921
                                                                                           2008   1.453
                                                                                           2007   1.421
                                                                                           2006   1.221
                                                                                           2005   1.165
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.569
                                                                                           2013   1.900
                                                                                           2012   1.638
                                                                                           2011   1.732
                                                                                           2010   1.436
                                                                                           2009   1.073
                                                                                           2008   1.685
                                                                                           2007   1.598
                                                                                           2006   1.414
                                                                                           2005   1.327
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.893
                                                                                           2013   1.999
                                                                                           2012   1.701
                                                                                           2011   1.705
                                                                                           2010   1.384
                                                                                           2009   0.985
                                                                                           2008   1.688
                                                                                           2007   1.559
                                                                                           2006   1.405
                                                                                           2005   1.361
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.631
                                                                                           2008   1.026
                                                                                           2007   0.994
                                                                                           2006   0.877
                                                                                           2005   0.855
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.683



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.892         5,971
                                                                                           0.810         5,981
                                                                                           0.675         5,991
                                                                                           0.960         6,000
                                                                                           0.916         6,007
                                                                                           0.789         6,016
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.480            --
                                                                                           1.324            --
                                                                                           1.068            --
                                                                                           0.950            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2.086        11,275
                                                                                           1.868        11,295
                                                                                           1.510        11,318
                                                                                           1.345       102,587
                                                                                           1.269       125,867
                                                                                           1.150       126,975
                                                                                           0.953       128,025
                                                                                           1.489       129,910
                                                                                           1.436       131,093
                                                                                           1.321       133,427
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 1.664       100,417
                                                                                           1.483       104,888
                                                                                           1.093        87,794
                                                                                           0.923       119,669
                                                                                           0.944       118,050
                                                                                           0.874       142,943
                                                                                           0.624       129,137
                                                                                           1.010       132,422
                                                                                           0.975       185,933
                                                                                           0.947       290,684
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.061        79,333
                                                                                           1.875        79,336
                                                                                           1.439        79,340
                                                                                           1.255        79,396
                                                                                           1.215        80,260
                                                                                           1.128       101,945
                                                                                           0.921       125,051
                                                                                           1.453       192,644
                                                                                           1.421       228,253
                                                                                           1.221       227,875
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.733        43,478
                                                                                           2.569        43,793
                                                                                           1.900        44,169
                                                                                           1.638        44,631
                                                                                           1.732        45,248
                                                                                           1.436        80,649
                                                                                           1.073        81,041
                                                                                           1.685        93,475
                                                                                           1.598       116,456
                                                                                           1.414       117,120
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.963            --
                                                                                           2.893            --
                                                                                           1.999            --
                                                                                           1.701         4,004
                                                                                           1.705         4,004
                                                                                           1.384         4,004
                                                                                           0.985         4,004
                                                                                           1.688        14,594
                                                                                           1.559        14,568
                                                                                           1.405        15,629
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.614            --
                                                                                           0.631        45,995
                                                                                           1.026        49,310
                                                                                           0.994        69,147
                                                                                           0.877        67,852
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.594            --

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   0.669       0.683            --
                                                                                      2009   0.529       0.669        20,467
                                                                                      2008   0.949       0.529        20,479
                                                                                      2007   0.907       0.949        20,489
                                                                                      2006   0.732       0.907        22,807
                                                                                      2005   0.666       0.732        22,817
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.605       1.635            --
                                                                                      2006   1.453       1.605        36,352
                                                                                      2005   1.425       1.453        36,352
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.986       0.974            --
                                                                                      2010   0.917       0.986        49,261
                                                                                      2009   0.794       0.917        53,593
                                                                                      2008   1.024       0.794        53,616
                                                                                      2007   1.026       1.024        55,141
                                                                                      2006   1.002       1.026        59,269
                                                                                      2005   0.994       1.002        59,269
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.412       1.439            --
                                                                                      2010   1.286       1.412         9,427
                                                                                      2009   1.095       1.286       109,470
                                                                                      2008   1.288       1.095        78,697
                                                                                      2007   1.284       1.288        78,704
                                                                                      2006   1.238       1.284       111,510
                                                                                      2005   1.226       1.238       117,393
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.928       1.892        41,444
                                                                                      2013   1.794       1.928        41,449
                                                                                      2012   1.547       1.794        41,454
                                                                                      2011   1.535       1.547        50,317
                                                                                      2010   1.337       1.535        50,324
                                                                                      2009   0.850       1.337        68,378
                                                                                      2008   1.233       0.850       135,675
                                                                                      2007   1.249       1.233       236,204
                                                                                      2006   1.144       1.249       254,864
                                                                                      2005   1.133       1.144       257,876
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.128       1.122            --
                                                                                      2009   1.143       1.128        70,008
                                                                                      2008   1.132       1.143       226,817
                                                                                      2007   1.097       1.132        43,161
                                                                                      2006   1.065       1.097        47,640
                                                                                      2005   1.052       1.065        50,261
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.546       1.622            --
                                                                                      2006   1.330       1.546       389,440
                                                                                      2005   1.299       1.330       318,767
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.233       1.296            --
                                                                                      2006   1.059       1.233       106,014
                                                                                      2005   1.010       1.059       115,169
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.259       1.344            --
                                                                                      2006   1.134       1.259         4,251
                                                                                      2005   1.098       1.134         4,254
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.616       1.679            --
                                                                                      2006   1.400       1.616            --
                                                                                      2005   1.378       1.400            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.807       1.991            --
                                                                                      2006   1.636       1.807        51,049
                                                                                      2005   1.536       1.636        64,733
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.059       1.185        10,270

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.037       1.059        10,951
                                                                          2012   0.835       1.037        15,907
                                                                          2011   0.895       0.835         9,165
                                                                          2010   0.782       0.895        10,106
                                                                          2009   0.588       0.782        65,940
                                                                          2008   1.023       0.588        65,954
                                                                          2007   1.220       1.023        68,018
                                                                          2006   1.003       1.220       201,566
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.064       1.108            --
                                                                          2013   0.837       1.064            --
                                                                          2012   0.693       0.837            --
                                                                          2011   0.760       0.693         4,041
                                                                          2010   0.704       0.760         4,047
                                                                          2009   0.499       0.704        68,875
                                                                          2008   0.872       0.499        74,861
                                                                          2007   0.680       0.872       165,196
                                                                          2006   0.663       0.680        64,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.105       1.243            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.600       1.487       378,920
                                                                          2013   1.243       1.600       487,064
                                                                          2012   0.975       1.243       835,900
                                                                          2011   1.152       0.975     1,000,815
                                                                          2010   1.004       1.152     1,345,374
                                                                          2009   0.656       1.004     1,934,157
                                                                          2008   1.124       0.656     1,836,197
                                                                          2007   1.152       1.124     2,095,796
                                                                          2006   1.046       1.152     1,906,863
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.349       1.456       456,464
                                                                          2013   1.052       1.349       625,297
                                                                          2012   0.932       1.052       772,372
                                                                          2011   0.984       0.932     1,055,377
                                                                          2010   0.796       0.984     1,236,162
                                                                          2009   0.639       0.796     1,560,801
                                                                          2008   1.061       0.639     2,274,707
                                                                          2007   1.072       1.061     2,834,109
                                                                          2006   1.015       1.072       265,388
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.224       2.368            --
                                                                          2013   1.608       2.224            --
                                                                          2012   1.379       1.608            --
                                                                          2011   1.413       1.379            --
                                                                          2010   1.135       1.413            --
                                                                          2009   0.860       1.135            --
                                                                          2008   1.423       0.860            --
                                                                          2007   1.298       1.423            --
                                                                          2006   1.307       1.298            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.917       1.975         5,104
                                                                          2013   1.462       1.917         5,476
                                                                          2012   1.285       1.462            --
                                                                          2011   1.452       1.285            --
                                                                          2010   1.235       1.452            --
                                                                          2009   0.972       1.235            --
                                                                          2008   1.321       0.972        25,715
                                                                          2007   1.355       1.321         5,535
                                                                          2006   1.271       1.355            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.603       0.573            --
                                                                          2008   1.069       0.603            --
                                                                          2007   0.971       1.069            --
                                                                          2006   0.982       0.971            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.656       1.656            --
                                                                          2013   1.559       1.656            --
                                                                          2012   1.296       1.559            --
                                                                          2011   1.413       1.296            --
                                                                          2010   1.351       1.413            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.259       1.302            --
                                                                          2013   0.988       1.259            --
                                                                          2012   0.860       0.988            --
                                                                          2011   1.005       0.860            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.350       1.351       854,718
                                                                               2013   1.035       1.350     1,203,493
                                                                               2012   0.892       1.035     1,976,946
                                                                               2011   0.996       0.892     2,360,565
                                                                               2010   0.844       0.996     2,882,834
                                                                               2009   0.678       0.844     3,506,042
                                                                               2008   0.982       0.678     4,470,639
                                                                               2007   1.029       0.982     5,323,965
                                                                               2006   1.003       1.029     1,483,444
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.628       2.418            --
                                                                               2013   2.811       2.628            --
                                                                               2012   2.402       2.811            --
                                                                               2011   3.003       2.402            --
                                                                               2010   2.467       3.003            --
                                                                               2009   1.484       2.467            --
                                                                               2008   3.240       1.484           688
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.502       1.375       623,763
                                                                               2013   1.280       1.502       859,449
                                                                               2012   1.114       1.280     1,105,345
                                                                               2011   1.268       1.114     1,406,080
                                                                               2010   1.157       1.268       855,292
                                                                               2009   0.893       1.157     1,070,946
                                                                               2008   1.575       0.893     1,290,985
                                                                               2007   1.500       1.575     1,426,865
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.086       1.177            --
                                                                               2012   1.048       1.086            --
                                                                               2011   1.125       1.048            --
                                                                               2010   0.930       1.125            --
                                                                               2009   0.691       0.930            --
                                                                               2008   1.138       0.691            --
                                                                               2007   1.284       1.138         1,213
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.337       1.329        90,796
                                                                               2013   0.977       1.337        94,795
                                                                               2012   0.909       0.977       117,673
                                                                               2011   0.992       0.909       129,132
                                                                               2010   0.763       0.992       189,952
                                                                               2009   0.493       0.763       235,892
                                                                               2008   0.889       0.493       202,538
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.357       1.364       534,975
                                                                               2013   1.085       1.357       881,659
                                                                               2012   0.910       1.085     1,087,181
                                                                               2011   1.009       0.910     1,408,040
                                                                               2010   0.885       1.009     1,863,194
                                                                               2009   0.643       0.885     2,021,514
                                                                               2008   1.099       0.643     2,368,087
                                                                               2007   1.051       1.099     2,003,230
                                                                               2006   0.996       1.051     2,023,762
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.457       1.480       635,327
                                                                               2013   1.627       1.457       917,957
                                                                               2012   1.512       1.627     1,855,085
                                                                               2011   1.378       1.512     2,109,746
                                                                               2010   1.297       1.378     2,098,955
                                                                               2009   1.113       1.297     2,252,453
                                                                               2008   1.211       1.113     2,367,703
                                                                               2007   1.144       1.211     1,569,337
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.774       1.819       103,504
                                                                               2013   1.838       1.774       109,440
                                                                               2012   1.709       1.838       115,632
                                                                               2011   1.683       1.709       122,485
                                                                               2010   1.581       1.683       127,657
                                                                               2009   1.419       1.581       202,920
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   2.017       2.206            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.540       2.017            --
                                                                          2012   1.415       1.540            --
                                                                          2011   1.506       1.415            --
                                                                          2010   1.317       1.506            --
                                                                          2009   1.080       1.317            --
                                                                          2008   1.634       1.080            --
                                                                          2007   1.582       1.634            --
                                                                          2006   1.471       1.582            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.177       1.299            --
                                                                          2006   1.118       1.177            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.171       2.234        19,116
                                                                          2013   2.172       2.171        23,004
                                                                          2012   1.977       2.172        24,397
                                                                          2011   1.939       1.977        18,443
                                                                          2010   1.756       1.939        19,657
                                                                          2009   1.341       1.756        30,096
                                                                          2008   1.526       1.341        22,770
                                                                          2007   1.455       1.526        30,308
                                                                          2006   1.404       1.455        54,184
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.333       1.486       787,735
                                                                          2013   1.012       1.333       971,266
                                                                          2012   0.872       1.012     1,350,994
                                                                          2011   0.923       0.872     1,656,873
                                                                          2010   0.802       0.923     2,195,981
                                                                          2009   0.688       0.802     2,696,740
                                                                          2008   1.098       0.688     3,471,471
                                                                          2007   1.076       1.098     4,761,488
                                                                          2006   1.001       1.076     3,596,322
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.925       2.101       103,736
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.002       1.051            --
                                                                          2006   0.947       1.002        35,730
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.225       1.370        15,200
                                                                          2013   0.928       1.225        15,869
                                                                          2012   0.831       0.928        16,052
                                                                          2011   0.842       0.831        18,627
                                                                          2010   0.760       0.842        19,067
                                                                          2009   0.648       0.760        19,124
                                                                          2008   1.050       0.648        18,248
                                                                          2007   1.042       1.050        35,490
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.521       1.600         7,375
                                                                          2013   1.560       1.521         7,995
                                                                          2012   1.476       1.560         8,013
                                                                          2011   1.409       1.476         8,031
                                                                          2010   1.324       1.409         8,050
                                                                          2009   1.231       1.324        17,747
                                                                          2008   1.297       1.231        32,618
                                                                          2007   1.242       1.297        32,624
                                                                          2006   1.196       1.242        65,987
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.165       1.249        27,510
                                                                          2013   0.882       1.165        31,220
                                                                          2012   0.784       0.882        56,653
                                                                          2011   0.875       0.784        34,800
                                                                          2010   0.742       0.875        35,366
                                                                          2009   0.589       0.742       122,075
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.030       1.013            --
                                                                          2013   1.046       1.030            --
                                                                          2012   1.063       1.046           599
                                                                          2011   1.080       1.063           618
                                                                          2010   1.092       1.080         8,979
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.431       0.426            --
                                                                          2008   0.733       0.431     2,992,918
                                                                          2007   0.745       0.733     3,506,992
                                                                          2006   0.725       0.745     2,566,753
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.469       0.489            --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   0.863       0.469       178,720
                                                                       2007   0.844       0.863       187,810
                                                                       2006   0.832       0.844       214,405
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.188       1.308            --
                                                                       2012   1.044       1.188        66,065
                                                                       2011   1.132       1.044        68,342
                                                                       2010   1.005       1.132        68,647
                                                                       2009   0.839       1.005        69,742
                                                                       2008   1.397       0.839        69,159
                                                                       2007   1.364       1.397       126,317
                                                                       2006   1.330       1.364       177,571
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.841       0.919        79,462
                                                                       2013   0.644       0.841        80,658
                                                                       2012   0.591       0.644        80,190
                                                                       2011   0.620       0.591        90,497
                                                                       2010   0.547       0.620       117,341
                                                                       2009   0.372       0.547       161,174
                                                                       2008   0.697       0.372       130,868
                                                                       2007   0.588       0.697       133,836
                                                                       2006   0.603       0.588       166,896
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.318       1.415        53,026
                                                                       2013   0.978       1.318        53,026
                                                                       2012   0.858       0.978        53,030
                                                                       2011   0.867       0.858        53,035
                                                                       2010   0.790       0.867       219,443
                                                                       2009   0.573       0.790       254,064
                                                                       2008   0.864       0.573       254,528
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2007   1.060       1.077            --
                                                                       2006   1.002       1.060            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.314       1.351            --
                                                                       2013   1.280       1.314            --
                                                                       2012   1.191       1.280            --
                                                                       2011   1.172       1.191            --
                                                                       2010   1.083       1.172            --
                                                                       2009   0.913       1.083            --
                                                                       2008   1.083       0.913            --
                                                                       2007   1.043       1.083            --
                                                                       2006   1.001       1.043            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.328       1.372            --
                                                                       2013   1.217       1.328            --
                                                                       2012   1.109       1.217            --
                                                                       2011   1.115       1.109            --
                                                                       2010   1.016       1.115            --
                                                                       2009   0.835       1.016            --
                                                                       2008   1.082       0.835            --
                                                                       2007   1.049       1.082       235,067
                                                                       2006   1.002       1.049            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.325       1.369            --
                                                                       2013   1.141       1.325            --
                                                                       2012   1.024       1.141            --
                                                                       2011   1.055       1.024            --
                                                                       2010   0.947       1.055            --
                                                                       2009   0.760       0.947            --
                                                                       2008   1.083       0.760            --
                                                                       2007   1.054       1.083        67,813
                                                                       2006   1.002       1.054        67,850
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.304       1.351            --
                                                                       2013   1.066       1.304            --
                                                                       2012   0.939       1.066            --
                                                                       2011   0.991       0.939            --
                                                                       2010   0.878       0.991            --
                                                                       2009   0.691       0.878            --
                                                                       2008   1.083       0.691            --
                                                                       2007   1.059       1.083            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.297       1.443        10,313

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.000
                                                                                           2012   0.881
                                                                                           2011   0.881
                                                                                           2010   0.781
                                                                                           2009   0.635
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.894
                                                                                           2013   1.620
                                                                                           2012   1.479
                                                                                           2011   1.470
                                                                                           2010   1.360
                                                                                           2009   1.167
                                                                                           2008   1.527
                                                                                           2007   1.489
                                                                                           2006   1.393
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.223
                                                                                           2013   1.664
                                                                                           2012   1.450
                                                                                           2011   1.461
                                                                                           2010   1.332
                                                                                           2009   1.120
                                                                                           2008   1.485
                                                                                           2007   1.402
                                                                                           2006   1.269
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.641
                                                                                           2013   1.202
                                                                                           2012   1.029
                                                                                           2011   1.060
                                                                                           2010   0.922
                                                                                           2009   0.655
                                                                                           2008   1.148
                                                                                           2007   1.069
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.587
                                                                                           2013   1.599
                                                                                           2012   1.460
                                                                                           2011   1.440
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.975
                                                                                           2013   1.505
                                                                                           2012   1.358
                                                                                           2011   1.536
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.117
                                                                                           2006   1.127
                                                                                           2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.369
                                                                                           2008   1.328
                                                                                           2007   1.241
                                                                                           2006   1.214
                                                                                           2005   1.204
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.961
                                                                                           2007   0.885
                                                                                           2006   0.810
                                                                                           2005   0.767
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.393
                                                                                           2006   1.108
                                                                                           2005   1.003
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.945
                                                                                           2006   1.685
                                                                                           2005   1.599
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.923
                                                                                           2005   0.862
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.266
                                                                                           2005   1.231



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.297        10,828
                                                                                           1.000        10,838
                                                                                           0.881        10,850
                                                                                           0.881        10,864
                                                                                           0.781        11,538
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.021       137,456
                                                                                           1.894       142,280
                                                                                           1.620       152,785
                                                                                           1.479       171,802
                                                                                           1.470       172,757
                                                                                           1.360       240,392
                                                                                           1.167       301,777
                                                                                           1.527       346,080
                                                                                           1.489       370,563
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.424            --
                                                                                           2.223            --
                                                                                           1.664            --
                                                                                           1.450            --
                                                                                           1.461            --
                                                                                           1.332            --
                                                                                           1.120            --
                                                                                           1.485        10,677
                                                                                           1.402            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.758        42,691
                                                                                           1.641        42,691
                                                                                           1.202        42,691
                                                                                           1.029        45,010
                                                                                           1.060       228,223
                                                                                           0.922       263,571
                                                                                           0.655       268,196
                                                                                           1.148       362,118
                                                                                           1.069       407,590
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.644         8,806
                                                                                           1.587         9,409
                                                                                           1.599         9,415
                                                                                           1.460         9,421
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.145            --
                                                                                           1.975            --
                                                                                           1.505            --
                                                                                           1.358            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
                                                                                           1.117         9,383
                                                                                           1.127       101,465
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.415            --
                                                                                           1.369       160,922
                                                                                           1.328       256,667
                                                                                           1.241       284,670
                                                                                           1.214       350,967
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.536            --
                                                                                           0.961        11,352
                                                                                           0.885        11,362
                                                                                           0.810        11,374
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.508            --
                                                                                           1.393       114,334
                                                                                           1.108        13,188
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.077            --
                                                                                           1.945        92,301
                                                                                           1.685       120,081
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.982            --
                                                                                           0.923            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.330            --
                                                                                           1.266       206,627

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.808       0.832            --
                                                                                     2005   0.755       0.808       172,921
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035            --
                                                                                     2005   1.000       1.031            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111            --
                                                                                     2005   1.000       1.065            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058            --
                                                                                     2005   1.000       1.037            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.208       1.196            --
                                                                                     2005   1.211       1.208        71,559
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.891       0.947            --
                                                                                     2005   0.808       0.891        18,532
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.569       0.603            --
                                                                                     2005   0.561       0.569       164,440
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.350       1.393            --
                                                                                     2005   1.332       1.350       503,733
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269            --
                                                                                     2005   1.121       1.174            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.912       1.048            --
                                                                                     2005   0.846       0.912        23,507
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471            --
                                                                                     2005   1.329       1.386            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118            --
                                                                                     2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.390       1.404            --
                                                                                     2005   1.363       1.390        72,521
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.734       0.766            --
                                                                                     2005   0.731       0.734        58,711
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307            --
                                                                                     2005   1.000       1.136            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271            --
                                                                                     2005   1.000       1.108            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.701       0.727            --
                                                                                     2005   0.660       0.701        51,456



                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.080       1.156             --
                                                                       2006   1.000       1.080        769,166
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.808       0.849             --
                                                                       2005   0.777       0.808      1,363,696
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   0.901       0.860             --
                                                                       2007   0.783       0.901      8,646,117
                                                                       2006   0.773       0.783      9,978,743
                                                                       2005   0.728       0.773     11,930,879

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.154       1.206             --
                                                                              2005   1.121       1.154        860,834
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   0.747       0.730             --
                                                                              2005   0.661       0.747     16,224,219
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.114       2.129      3,841,870
                                                                              2013   1.663       2.114      4,332,567
                                                                              2012   1.379       1.663      5,280,344
                                                                              2011   1.538       1.379      6,514,739
                                                                              2010   1.398       1.538      9,476,151
                                                                              2009   0.999       1.398     12,011,686
                                                                              2008   1.647       0.999     15,443,389
                                                                              2007   1.457       1.647     20,719,476
                                                                              2006   1.229       1.457     21,324,458
                                                                              2005   1.095       1.229     20,626,162
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.841       1.966      8,253,963
                                                                              2013   1.438       1.841      9,673,781
                                                                              2012   1.240       1.438     11,677,384
                                                                              2011   1.316       1.240     14,075,830
                                                                              2010   1.127       1.316     19,265,722
                                                                              2009   0.821       1.127     25,266,325
                                                                              2008   1.489       0.821     28,245,812
                                                                              2007   1.347       1.489     33,531,749
                                                                              2006   1.242       1.347     37,310,477
                                                                              2005   1.086       1.242     39,485,611
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.952       2.125      6,297,990
                                                                              2013   1.485       1.952      7,298,591
                                                                              2012   1.285       1.485      8,769,660
                                                                              2011   1.330       1.285     10,739,373
                                                                              2010   1.213       1.330     15,307,491
                                                                              2009   0.939       1.213     18,741,597
                                                                              2008   1.535       0.939     22,823,743
                                                                              2007   1.485       1.535     29,775,419
                                                                              2006   1.310       1.485     32,511,078
                                                                              2005   1.258       1.310     33,596,778
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.669       0.662             --
                                                                              2005   0.575       0.669      3,750,757
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.320       3.029             --
                                                                              2005   2.200       2.320        809,694
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.309       1.424             --
                                                                              2005   1.207       1.309        242,084
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.306       1.456             --
                                                                              2005   1.205       1.306        154,639
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.068       2.276      1,909,953
                                                                              2013   1.603       2.068      2,238,571
                                                                              2012   1.400       1.603      2,623,013
                                                                              2011   1.461       1.400      3,334,401
                                                                              2010   1.268       1.461      4,897,089
                                                                              2009   0.950       1.268      6,760,810
                                                                              2008   1.682       0.950      7,731,186
                                                                              2007   1.454       1.682      8,767,872
                                                                              2006   1.324       1.454      9,186,011
                                                                              2005   1.151       1.324      9,626,857
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.027       3.159        530,589

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.264       3.027       630,294
                                                                              2012   2.008       2.264       782,493
                                                                              2011   2.289       2.008     1,104,556
                                                                              2010   1.809       2.289     1,463,609
                                                                              2009   1.315       1.809     1,883,633
                                                                              2008   2.213       1.315     2,043,755
                                                                              2007   1.950       2.213     2,637,765
                                                                              2006   1.763       1.950     2,908,493
                                                                              2005   1.518       1.763     3,011,375
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.602       1.649       962,316
                                                                              2013   1.429       1.602     1,129,540
                                                                              2012   1.289       1.429     1,288,335
                                                                              2011   1.279       1.289     1,524,507
                                                                              2010   1.153       1.279     2,044,756
                                                                              2009   0.864       1.153     2,079,680
                                                                              2008   1.249       0.864     1,785,440
                                                                              2007   1.223       1.249     1,878,115
                                                                              2006   1.051       1.223     1,533,415
                                                                              2005   1.000       1.051       747,880
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.253       1.460            --
                                                                              2005   1.152       1.253     2,456,692
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.407       1.488       816,111
                                                                              2013   1.035       1.407       978,806
                                                                              2012   0.949       1.035     1,130,892
                                                                              2011   1.013       0.949     1,496,809
                                                                              2010   0.806       1.013     2,323,197
                                                                              2009   0.571       0.806     3,277,086
                                                                              2008   1.009       0.571     3,688,622
                                                                              2007   0.921       1.009     4,366,432
                                                                              2006   0.861       0.921     4,854,654
                                                                              2005   0.835       0.861     5,773,635
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.556       3.235            --
                                                                              2007   2.806       3.556     1,211,669
                                                                              2006   2.226       2.806     1,491,865
                                                                              2005   1.775       2.226       891,920
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.649       1.442     1,381,616
                                                                              2013   1.363       1.649     1,667,248
                                                                              2012   1.171       1.363     2,116,713
                                                                              2011   1.332       1.171     2,661,870
                                                                              2010   1.248       1.332     3,609,994
                                                                              2009   0.926       1.248     4,395,974
                                                                              2008   1.577       0.926     5,647,036
                                                                              2007   1.388       1.577     7,216,761
                                                                              2006   1.162       1.388     7,720,877
                                                                              2005   1.071       1.162     7,177,426
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.258       1.508            --
                                                                              2005   1.174       1.258     1,198,837
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   0.921       1.017     1,322,442
                                                                              2013   0.708       0.921     1,437,706
                                                                              2012   0.615       0.708     2,150,823
                                                                              2011   0.636       0.615     2,772,653
                                                                              2010   0.515       0.636     3,991,778
                                                                              2009   0.362       0.515     4,235,388
                                                                              2008   0.655       0.362     4,977,675
                                                                              2007   0.547       0.655     5,611,076
                                                                              2006   0.491       0.547     5,648,036
                                                                              2005   0.445       0.491     6,562,405
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.544       1.733            --
                                                                              2005   1.508       1.544       675,530
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   0.952       1.013            --
                                                                              2006   0.901       0.952       580,031
                                                                              2005   0.861       0.901       605,607
Legg Mason Partners Variable Equity Trust

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.271       1.347             --
                                                                                   2009   1.069       1.271        365,946
                                                                                   2008   1.851       1.069        422,361
                                                                                   2007   1.793       1.851        440,270
                                                                                   2006   1.582       1.793        590,555
                                                                                   2005   1.508       1.582        800,522
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.375       2.814      4,006,640
                                                                                   2013   1.633       2.375      4,558,663
                                                                                   2012   1.398       1.633      5,754,084
                                                                                   2011   1.386       1.398      7,572,035
                                                                                   2010   1.127       1.386     10,246,619
                                                                                   2009   0.851       1.127     12,928,013
                                                                                   2008   1.451       0.851     15,465,605
                                                                                   2007   1.452       1.451     18,240,506
                                                                                   2006   1.356       1.452     20,905,676
                                                                                   2005   1.234       1.356     24,071,550
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.908       1.918             --
                                                                                   2013   1.467       1.908      3,866,806
                                                                                   2012   1.296       1.467      4,887,589
                                                                                   2011   1.404       1.296      6,093,396
                                                                                   2010   1.224       1.404      9,488,818
                                                                                   2009   0.961       1.224     12,638,705
                                                                                   2008   1.540       0.961     14,594,606
                                                                                   2007   1.545       1.540     17,163,265
                                                                                   2006   1.344       1.545     11,635,921
                                                                                   2005   1.304       1.344     13,601,899
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.740       1.900      2,051,844
                                                                                   2013   1.360       1.740      2,455,071
                                                                                   2012   1.192       1.360      3,112,732
                                                                                   2011   1.180       1.192      3,670,642
                                                                                   2010   1.065       1.180      5,066,071
                                                                                   2009   0.886       1.065      6,110,979
                                                                                   2008   1.274       0.886      6,552,136
                                                                                   2007   1.194       1.274      7,730,573
                                                                                   2006   1.057       1.194      8,501,134
                                                                                   2005   1.029       1.057      9,410,180
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.151       1.126             --
                                                                                   2008   1.657       1.151        372,657
                                                                                   2007   1.660       1.657        511,400
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.457       1.539             --
                                                                                   2010   1.314       1.457      1,532,453
                                                                                   2009   0.952       1.314      1,737,902
                                                                                   2008   1.672       0.952      2,007,342
                                                                                   2007   1.668       1.672      2,575,616
                                                                                   2006   1.492       1.668      3,239,922
                                                                                   2005   1.440       1.492      4,356,313
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   0.892       0.970             --
                                                                                   2010   0.810       0.892        199,611
                                                                                   2009   0.675       0.810        225,346
                                                                                   2008   0.960       0.675        399,696
                                                                                   2007   0.916       0.960        474,145
                                                                                   2006   0.789       0.916        390,779
                                                                                   2005   0.804       0.789        445,230
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.324       1.480         67,747
                                                                                   2013   1.068       1.324         68,944
                                                                                   2012   0.950       1.068         70,663
                                                                                   2011   0.967       0.950         94,109
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.868       2.086        697,545
                                                                                   2013   1.510       1.868        719,354
                                                                                   2012   1.345       1.510        810,389
                                                                                   2011   1.269       1.345        941,485
                                                                                   2010   1.150       1.269      1,226,787
                                                                                   2009   0.953       1.150      1,316,478
                                                                                   2008   1.489       0.953      1,704,335
                                                                                   2007   1.436       1.489      2,079,652
                                                                                   2006   1.321       1.436      2,566,864
                                                                                   2005   1.287       1.321      3,224,679

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2014   1.479
                                                                                           2013   1.090
                                                                                           2012   0.921
                                                                                           2011   0.942
                                                                                           2010   0.871
                                                                                           2009   0.622
                                                                                           2008   1.008
                                                                                           2007   0.972
                                                                                           2006   0.945
                                                                                           2005   0.912
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.870
                                                                                           2013   1.435
                                                                                           2012   1.252
                                                                                           2011   1.212
                                                                                           2010   1.125
                                                                                           2009   0.918
                                                                                           2008   1.449
                                                                                           2007   1.418
                                                                                           2006   1.218
                                                                                           2005   1.162
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.562
                                                                                           2013   1.895
                                                                                           2012   1.633
                                                                                           2011   1.727
                                                                                           2010   1.432
                                                                                           2009   1.070
                                                                                           2008   1.680
                                                                                           2007   1.594
                                                                                           2006   1.410
                                                                                           2005   1.323
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.885
                                                                                           2013   1.994
                                                                                           2012   1.696
                                                                                           2011   1.700
                                                                                           2010   1.380
                                                                                           2009   0.982
                                                                                           2008   1.683
                                                                                           2007   1.555
                                                                                           2006   1.401
                                                                                           2005   1.357
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.629
                                                                                           2008   1.023
                                                                                           2007   0.991
                                                                                           2006   0.875
                                                                                           2005   0.853
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.681
                                                                                           2010   0.667
                                                                                           2009   0.527
                                                                                           2008   0.947
                                                                                           2007   0.905
                                                                                           2006   0.730
                                                                                           2005   0.664
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.605
                                                                                           2006   1.453
                                                                                           2005   1.425
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.986
                                                                                           2010   0.917
                                                                                           2009   0.794
                                                                                           2008   1.024
                                                                                           2007   1.026
                                                                                           2006   1.002
                                                                                           2005   0.994
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.408



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 1.660      2,898,494
                                                                                           1.479      3,620,746
                                                                                           1.090      4,317,527
                                                                                           0.921      5,480,431
                                                                                           0.942      7,236,349
                                                                                           0.871      9,526,956
                                                                                           0.622     11,204,523
                                                                                           1.008     13,752,289
                                                                                           0.972     15,436,081
                                                                                           0.945     17,212,598
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.055      1,494,713
                                                                                           1.870      1,975,009
                                                                                           1.435      2,527,943
                                                                                           1.252      3,274,973
                                                                                           1.212      4,489,112
                                                                                           1.125      5,641,069
                                                                                           0.918      6,999,706
                                                                                           1.449      9,586,806
                                                                                           1.418      4,193,079
                                                                                           1.218      4,911,025
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.726      1,082,460
                                                                                           2.562      1,343,383
                                                                                           1.895      1,556,380
                                                                                           1.633      1,914,001
                                                                                           1.727      2,931,707
                                                                                           1.432      3,626,858
                                                                                           1.070      4,517,113
                                                                                           1.680      5,242,939
                                                                                           1.594      6,207,145
                                                                                           1.410      7,375,936
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.955        399,866
                                                                                           2.885        583,908
                                                                                           1.994        685,293
                                                                                           1.696        983,676
                                                                                           1.700      1,674,256
                                                                                           1.380      1,922,697
                                                                                           0.982      2,199,826
                                                                                           1.683      2,592,542
                                                                                           1.555      2,494,567
                                                                                           1.401      2,895,037
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.613             --
                                                                                           0.629      6,436,732
                                                                                           1.023      7,045,973
                                                                                           0.991      7,640,403
                                                                                           0.875      8,773,519
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.733             --
                                                                                           0.681      1,686,588
                                                                                           0.667      2,088,740
                                                                                           0.527      2,345,494
                                                                                           0.947      2,796,529
                                                                                           0.905      3,173,210
                                                                                           0.730      3,389,604
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.635             --
                                                                                           1.605        639,907
                                                                                           1.453        563,278
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.974             --
                                                                                           0.986        349,699
                                                                                           0.917        332,000
                                                                                           0.794        418,844
                                                                                           1.024        561,156
                                                                                           1.026        604,988
                                                                                           1.002        766,086
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.435             --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.283       1.408      1,952,151
                                                                          2009   1.092       1.283      2,918,886
                                                                          2008   1.285       1.092      3,726,724
                                                                          2007   1.280       1.285      4,399,085
                                                                          2006   1.234       1.280      5,076,427
                                                                          2005   1.223       1.234      5,668,330
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.923       1.886        814,371
                                                                          2013   1.789       1.923        982,215
                                                                          2012   1.543       1.789      1,710,193
                                                                          2011   1.531       1.543      1,919,616
                                                                          2010   1.334       1.531      2,732,639
                                                                          2009   0.847       1.334      3,304,614
                                                                          2008   1.230       0.847      3,806,650
                                                                          2007   1.246       1.230      4,492,029
                                                                          2006   1.141       1.246      5,111,324
                                                                          2005   1.130       1.141      5,816,504
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.124       1.119             --
                                                                          2009   1.140       1.124     11,135,033
                                                                          2008   1.129       1.140     19,534,385
                                                                          2007   1.093       1.129     11,395,268
                                                                          2006   1.062       1.093     11,528,982
                                                                          2005   1.050       1.062     11,163,483
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.542       1.618             --
                                                                          2006   1.327       1.542      8,448,930
                                                                          2005   1.296       1.327      9,928,000
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.229       1.292             --
                                                                          2006   1.056       1.229      8,054,840
                                                                          2005   1.007       1.056      8,891,933
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.259       1.344             --
                                                                          2006   1.134       1.259        629,234
                                                                          2005   1.098       1.134        743,894
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.616       1.679             --
                                                                          2006   1.400       1.616      1,466,637
                                                                          2005   1.378       1.400      1,341,766
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.807       1.991             --
                                                                          2006   1.636       1.807      1,555,919
                                                                          2005   1.536       1.636      1,683,507
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.059       1.185        296,515
                                                                          2013   1.037       1.059        614,011
                                                                          2012   0.835       1.037        838,661
                                                                          2011   0.895       0.835      1,241,259
                                                                          2010   0.782       0.895      1,368,779
                                                                          2009   0.588       0.782      1,493,074
                                                                          2008   1.023       0.588      1,829,421
                                                                          2007   1.220       1.023      2,017,161
                                                                          2006   1.003       1.220      2,406,783
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.062       1.106             --
                                                                          2013   0.836       1.062        951,460
                                                                          2012   0.692       0.836      1,159,364
                                                                          2011   0.758       0.692      1,454,982
                                                                          2010   0.702       0.758      1,892,601
                                                                          2009   0.498       0.702      3,185,947
                                                                          2008   0.871       0.498      3,388,052
                                                                          2007   0.678       0.871      3,269,960
                                                                          2006   0.662       0.678      3,204,891
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.103       1.241      1,434,352
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.603       1.490             --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.245       1.603             --
                                                                              2012   0.977       1.245             --
                                                                              2011   1.154       0.977             --
                                                                              2010   1.005       1.154             --
                                                                              2009   0.657       1.005             --
                                                                              2008   1.126       0.657             --
                                                                              2007   1.154       1.126          1,296
                                                                              2006   1.048       1.154             --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.224       2.368         91,038
                                                                              2013   1.608       2.224        110,620
                                                                              2012   1.379       1.608        119,654
                                                                              2011   1.413       1.379        202,028
                                                                              2010   1.135       1.413        119,955
                                                                              2009   0.860       1.135         78,635
                                                                              2008   1.423       0.860         91,190
                                                                              2007   1.298       1.423        119,442
                                                                              2006   1.307       1.298         79,003
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.917       1.975        192,025
                                                                              2013   1.462       1.917        276,055
                                                                              2012   1.285       1.462        343,409
                                                                              2011   1.452       1.285        253,910
                                                                              2010   1.235       1.452        490,798
                                                                              2009   0.972       1.235        403,250
                                                                              2008   1.321       0.972        366,478
                                                                              2007   1.355       1.321        270,232
                                                                              2006   1.271       1.355        167,145
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.603       0.573             --
                                                                              2008   1.069       0.603        907,928
                                                                              2007   0.971       1.069      1,055,371
                                                                              2006   0.982       0.971      1,025,644
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2014   1.656       1.656             --
                                                                              2013   1.559       1.656             --
                                                                              2012   1.296       1.559        183,218
                                                                              2011   1.413       1.296        338,703
                                                                              2010   1.351       1.413        344,897
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.259       1.302         96,931
                                                                              2013   0.988       1.259         96,395
                                                                              2012   0.860       0.988        445,969
                                                                              2011   1.005       0.860        517,582
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.628       2.418        299,543
                                                                              2013   2.811       2.628        355,728
                                                                              2012   2.402       2.811        452,260
                                                                              2011   3.003       2.402        528,753
                                                                              2010   2.467       3.003        633,917
                                                                              2009   1.484       2.467        954,611
                                                                              2008   3.240       1.484      1,110,838
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.086       1.177             --
                                                                              2012   1.048       1.086         47,757
                                                                              2011   1.125       1.048         53,874
                                                                              2010   0.930       1.125        104,602
                                                                              2009   0.691       0.930         95,439
                                                                              2008   1.138       0.691         86,203
                                                                              2007   1.284       1.138         62,624
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.774       1.819      4,133,746
                                                                              2013   1.838       1.774      5,845,680
                                                                              2012   1.709       1.838      7,291,366
                                                                              2011   1.683       1.709      9,605,279
                                                                              2010   1.581       1.683     13,162,946
                                                                              2009   1.419       1.581     15,402,642
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2014   2.017       2.206        290,650

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.540       2.017        350,300
                                                                        2012   1.415       1.540        446,557
                                                                        2011   1.506       1.415        601,950
                                                                        2010   1.317       1.506      1,013,631
                                                                        2009   1.080       1.317      1,161,904
                                                                        2008   1.634       1.080        113,308
                                                                        2007   1.582       1.634        168,994
                                                                        2006   1.471       1.582        138,450
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................ 2007   1.177       1.299             --
                                                                        2006   1.118       1.177         40,153
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2014   2.167       2.230        527,316
                                                                        2013   2.168       2.167        763,614
                                                                        2012   1.974       2.168        973,856
                                                                        2011   1.935       1.974      1,096,580
                                                                        2010   1.753       1.935      1,347,395
                                                                        2009   1.338       1.753      1,657,695
                                                                        2008   1.524       1.338      1,426,678
                                                                        2007   1.452       1.524      1,541,958
                                                                        2006   1.402       1.452      1,525,686
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.920       2.095      3,416,787
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.000       1.048             --
                                                                        2006   0.944       1.000      4,352,178
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.221       1.366        651,362
                                                                        2013   0.925       1.221        904,073
                                                                        2012   0.828       0.925      1,161,912
                                                                        2011   0.840       0.828      1,496,538
                                                                        2010   0.758       0.840      2,254,971
                                                                        2009   0.646       0.758      2,805,731
                                                                        2008   1.047       0.646      3,192,195
                                                                        2007   1.039       1.047      3,636,732
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.517       1.596        951,191
                                                                        2013   1.555       1.517      1,103,939
                                                                        2012   1.472       1.555      1,297,807
                                                                        2011   1.406       1.472      1,700,789
                                                                        2010   1.320       1.406      2,482,687
                                                                        2009   1.227       1.320      3,616,520
                                                                        2008   1.293       1.227      3,597,274
                                                                        2007   1.238       1.293      4,007,548
                                                                        2006   1.193       1.238      4,395,935
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   0.991       1.062      3,514,758
                                                                        2013   0.750       0.991      4,314,904
                                                                        2012   0.667       0.750      5,425,685
                                                                        2011   0.744       0.667      6,320,831
                                                                        2010   0.631       0.744      9,325,242
                                                                        2009   0.501       0.631     10,463,500
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.055       1.038      2,431,773
                                                                        2013   1.072       1.055      3,872,760
                                                                        2012   1.089       1.072      3,422,402
                                                                        2011   1.107       1.089      4,189,309
                                                                        2010   1.118       1.107      6,218,813
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.467       0.488             --
                                                                        2008   0.861       0.467     11,445,854
                                                                        2007   0.841       0.861     12,975,026
                                                                        2006   0.830       0.841     14,874,357
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.185       1.304             --
                                                                        2012   1.041       1.185      2,144,040
                                                                        2011   1.129       1.041      2,519,901
                                                                        2010   1.002       1.129      3,347,726
                                                                        2009   0.836       1.002      4,103,729
                                                                        2008   1.394       0.836      4,894,415
                                                                        2007   1.361       1.394      5,912,777
                                                                        2006   1.326       1.361      6,819,859
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.840       0.918      1,552,136

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.643       0.840     1,711,813
                                                                       2012   0.590       0.643     2,169,747
                                                                       2011   0.619       0.590     2,858,784
                                                                       2010   0.546       0.619     3,861,312
                                                                       2009   0.372       0.546     4,750,320
                                                                       2008   0.696       0.372     5,856,671
                                                                       2007   0.587       0.696     6,787,109
                                                                       2006   0.601       0.587     7,572,009
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.314       1.411     1,935,067
                                                                       2013   0.975       1.314     2,215,120
                                                                       2012   0.856       0.975     3,149,450
                                                                       2011   0.865       0.856     3,577,790
                                                                       2010   0.787       0.865     5,029,669
                                                                       2009   0.572       0.787     6,409,515
                                                                       2008   0.862       0.572     7,603,089
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.930       1.008            --
                                                                       2010   0.817       0.930       535,252
                                                                       2009   0.631       0.817       526,380
                                                                       2008   1.077       0.631       214,053
                                                                       2007   1.060       1.077       719,236
                                                                       2006   1.002       1.060       486,418
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.314       1.351       653,962
                                                                       2013   1.280       1.314     1,084,345
                                                                       2012   1.191       1.280     1,026,275
                                                                       2011   1.172       1.191     1,020,621
                                                                       2010   1.083       1.172     1,602,521
                                                                       2009   0.913       1.083     2,076,436
                                                                       2008   1.083       0.913     1,792,446
                                                                       2007   1.043       1.083     1,310,807
                                                                       2006   1.001       1.043     1,112,268
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.328       1.372       583,436
                                                                       2013   1.217       1.328       772,653
                                                                       2012   1.109       1.217       570,121
                                                                       2011   1.115       1.109       955,302
                                                                       2010   1.016       1.115     1,157,633
                                                                       2009   0.835       1.016     1,676,270
                                                                       2008   1.082       0.835       793,136
                                                                       2007   1.049       1.082       817,000
                                                                       2006   1.002       1.049       707,013
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.325       1.369       928,499
                                                                       2013   1.141       1.325     1,023,333
                                                                       2012   1.024       1.141       906,532
                                                                       2011   1.055       1.024       949,829
                                                                       2010   0.947       1.055     1,346,917
                                                                       2009   0.760       0.947     1,316,943
                                                                       2008   1.083       0.760     2,503,151
                                                                       2007   1.054       1.083     1,725,021
                                                                       2006   1.002       1.054     1,504,284
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.304       1.351       270,383
                                                                       2013   1.066       1.304       309,833
                                                                       2012   0.939       1.066       264,434
                                                                       2011   0.991       0.939       350,643
                                                                       2010   0.878       0.991       486,560
                                                                       2009   0.691       0.878       518,200
                                                                       2008   1.083       0.691     1,285,755
                                                                       2007   1.059       1.083     1,392,440
                                                                       2006   1.002       1.059     1,143,707
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.293       1.439     2,418,538
                                                                       2013   0.998       1.293     2,660,496
                                                                       2012   0.878       0.998     2,159,798
                                                                       2011   0.878       0.878     3,088,235
                                                                       2010   0.779       0.878     4,680,071
                                                                       2009   0.634       0.779     5,612,153
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.888       2.015     4,093,035

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.616
                                                                                           2012   1.475
                                                                                           2011   1.466
                                                                                           2010   1.356
                                                                                           2009   1.164
                                                                                           2008   1.522
                                                                                           2007   1.485
                                                                                           2006   1.389
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.957
                                                                                           2013   1.465
                                                                                           2012   1.276
                                                                                           2011   1.286
                                                                                           2010   1.172
                                                                                           2009   0.986
                                                                                           2008   1.485
                                                                                           2007   1.402
                                                                                           2006   1.269
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.478
                                                                                           2013   1.185
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.641
                                                                                           2013   1.202
                                                                                           2012   1.029
                                                                                           2011   1.060
                                                                                           2010   0.922
                                                                                           2009   0.655
                                                                                           2008   1.148
                                                                                           2007   1.069
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.582
                                                                                           2013   1.595
                                                                                           2012   1.456
                                                                                           2011   1.436
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.975
                                                                                           2013   1.505
                                                                                           2012   1.358
                                                                                           2011   1.536
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.117
                                                                                           2006   1.127
                                                                                           2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.369
                                                                                           2008   1.328
                                                                                           2007   1.241
                                                                                           2006   1.214
                                                                                           2005   1.204
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.961
                                                                                           2007   0.885
                                                                                           2006   0.810
                                                                                           2005   0.767
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.393
                                                                                           2006   1.108
                                                                                           2005   1.003
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.945
                                                                                           2006   1.685
                                                                                           2005   1.599
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.923
                                                                                           2005   0.862
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.262
                                                                                           2005   1.228
 Travelers Large Cap Subaccount (11/99)................................................... 2006   0.805
                                                                                           2005   0.753
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.077



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.888      4,997,331
                                                                                           1.616      5,635,912
                                                                                           1.475      7,169,587
                                                                                           1.466     10,097,645
                                                                                           1.356     12,123,071
                                                                                           1.164     15,181,646
                                                                                           1.522     18,286,448
                                                                                           1.485     19,951,864
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.134        815,899
                                                                                           1.957        984,480
                                                                                           1.465        477,991
                                                                                           1.276        545,452
                                                                                           1.286        661,278
                                                                                           1.172        814,829
                                                                                           0.986      1,165,119
                                                                                           1.485      1,736,513
                                                                                           1.402      1,480,884
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.450         12,440
                                                                                           1.478         37,521
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.758      2,398,508
                                                                                           1.641      2,682,995
                                                                                           1.202      3,665,286
                                                                                           1.029      4,258,042
                                                                                           1.060      5,513,451
                                                                                           0.922      6,382,276
                                                                                           0.655      7,419,349
                                                                                           1.148      9,165,172
                                                                                           1.069     10,579,672
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.640        757,254
                                                                                           1.582        907,512
                                                                                           1.595      1,215,819
                                                                                           1.456      1,490,442
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.145        616,676
                                                                                           1.975        689,018
                                                                                           1.505        858,782
                                                                                           1.358      1,014,025
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139             --
                                                                                           1.117      1,646,826
                                                                                           1.127      1,943,173
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.415             --
                                                                                           1.369     20,481,793
                                                                                           1.328     16,202,664
                                                                                           1.241     17,462,919
                                                                                           1.214     18,837,391
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.891             --
                                                                                           0.961        431,802
                                                                                           0.885        292,187
                                                                                           0.810        255,047
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.508             --
                                                                                           1.393      1,534,820
                                                                                           1.108      1,309,765
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.077             --
                                                                                           1.945      2,646,206
                                                                                           1.685      3,119,134
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.982             --
                                                                                           0.923      1,216,377
 Travelers Equity Income Subaccount (11/99)............................................... 1.326             --
                                                                                           1.262      8,206,758
 Travelers Large Cap Subaccount (11/99)................................................... 0.830             --
                                                                                           0.805      5,864,952
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.145             --

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.077             --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035             --
                                                                                     2005   1.000       1.031        502,841
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083             --
                                                                                     2005   1.000       1.046        436,664
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111             --
                                                                                     2005   1.000       1.065        293,220
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058             --
                                                                                     2005   1.000       1.037        642,758
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.205       1.193             --
                                                                                     2005   1.207       1.205      5,531,145
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.889       0.944             --
                                                                                     2005   0.806       0.889      4,577,364
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.568       0.601             --
                                                                                     2005   0.560       0.568     10,189,569
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.346       1.389             --
                                                                                     2005   1.328       1.346     21,108,886
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269             --
                                                                                     2005   1.121       1.174        514,207
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.910       1.046             --
                                                                                     2005   0.845       0.910      1,873,717
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471             --
                                                                                     2005   1.329       1.386         69,580
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118             --
                                                                                     2005   1.000       1.062         24,552
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.388       1.402             --
                                                                                     2005   1.360       1.388      1,402,932
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.732       0.764             --
                                                                                     2005   0.729       0.732     12,753,021
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307             --
                                                                                     2005   1.000       1.136             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271             --
                                                                                     2005   1.000       1.108             --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.699       0.725             --
                                                                                     2005   0.658       0.699      2,900,782



                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.080       1.156            --
                                                                         2006   1.000       1.080            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.204       1.265            --
                                                                         2005   1.159       1.204            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.454       0.729            --
                                                                         2007   1.264       1.454            --
                                                                         2006   1.249       1.264       292,462
                                                                         2005   1.176       1.249       231,197
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.263       1.320            --
                                                                         2005   1.227       1.263        99,735

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.318       1.288            --
                                                                              2005   1.167       1.318       140,844
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.552       2.568       703,818
                                                                              2013   2.008       2.552     1,001,328
                                                                              2012   1.666       2.008     1,174,752
                                                                              2011   1.859       1.666     1,190,861
                                                                              2010   1.691       1.859     1,322,368
                                                                              2009   1.208       1.691     1,409,950
                                                                              2008   1.994       1.208     1,248,749
                                                                              2007   1.765       1.994     1,703,408
                                                                              2006   1.490       1.765     1,377,710
                                                                              2005   1.328       1.490     1,269,425
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.150       2.294     1,735,399
                                                                              2013   1.680       2.150     2,408,596
                                                                              2012   1.449       1.680     2,702,205
                                                                              2011   1.539       1.449     3,176,134
                                                                              2010   1.318       1.539     3,548,444
                                                                              2009   0.961       1.318     3,819,658
                                                                              2008   1.744       0.961     4,060,006
                                                                              2007   1.578       1.744     4,041,394
                                                                              2006   1.456       1.578     4,108,110
                                                                              2005   1.274       1.456     3,641,370
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.926       2.096     1,464,555
                                                                              2013   1.467       1.926     1,872,500
                                                                              2012   1.270       1.467     2,184,533
                                                                              2011   1.315       1.270     2,378,223
                                                                              2010   1.199       1.315     2,449,076
                                                                              2009   0.929       1.199     2,668,778
                                                                              2008   1.520       0.929     2,751,588
                                                                              2007   1.471       1.520     3,597,597
                                                                              2006   1.298       1.471     3,758,451
                                                                              2005   1.247       1.298     3,880,808
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.567       1.551            --
                                                                              2005   1.348       1.567        25,906
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.560       2.035            --
                                                                              2005   1.480       1.560        90,922
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.308       1.422            --
                                                                              2005   1.207       1.308            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.305       1.454            --
                                                                              2005   1.205       1.305       127,439
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.318       2.550       704,465
                                                                              2013   1.797       2.318     1,039,452
                                                                              2012   1.571       1.797     1,437,207
                                                                              2011   1.640       1.571     1,368,275
                                                                              2010   1.424       1.640     1,302,880
                                                                              2009   1.067       1.424     1,445,465
                                                                              2008   1.891       1.067     1,483,555
                                                                              2007   1.636       1.891     1,644,595
                                                                              2006   1.490       1.636     1,601,350
                                                                              2005   1.297       1.490     1,104,068
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.922       3.047       298,908
                                                                              2013   2.186       2.922       501,441
                                                                              2012   1.940       2.186       621,296
                                                                              2011   2.213       1.940       637,041
                                                                              2010   1.749       2.213       756,470
                                                                              2009   1.273       1.749       740,425
                                                                              2008   2.142       1.273       796,222
                                                                              2007   1.889       2.142       974,757
                                                                              2006   1.708       1.889     1,016,017
                                                                              2005   1.471       1.708       857,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.595       1.641       198,846

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.423       1.595       216,760
                                                                                   2012   1.284       1.423       262,883
                                                                                   2011   1.275       1.284       381,087
                                                                                   2010   1.151       1.275       345,031
                                                                                   2009   0.863       1.151       371,430
                                                                                   2008   1.247       0.863       385,936
                                                                                   2007   1.222       1.247       495,737
                                                                                   2006   1.051       1.222       339,949
                                                                                   2005   1.000       1.051       171,706
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.348       1.570            --
                                                                                   2005   1.240       1.348       361,804
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.196       2.322        12,071
                                                                                   2013   1.616       2.196        44,892
                                                                                   2012   1.482       1.616        58,966
                                                                                   2011   1.584       1.482        93,491
                                                                                   2010   1.261       1.584       118,298
                                                                                   2009   0.893       1.261       127,078
                                                                                   2008   1.579       0.893       110,348
                                                                                   2007   1.443       1.579       107,259
                                                                                   2006   1.350       1.443       121,882
                                                                                   2005   1.310       1.350       133,139
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.104       2.824            --
                                                                                   2007   2.451       3.104       342,033
                                                                                   2006   1.945       2.451       275,185
                                                                                   2005   1.552       1.945       241,567
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.104       1.839       337,829
                                                                                   2013   1.739       2.104       533,035
                                                                                   2012   1.495       1.739       710,239
                                                                                   2011   1.701       1.495       883,020
                                                                                   2010   1.595       1.701     1,182,589
                                                                                   2009   1.184       1.595     1,283,412
                                                                                   2008   2.018       1.184     1,368,294
                                                                                   2007   1.777       2.018     1,464,184
                                                                                   2006   1.488       1.777     1,458,896
                                                                                   2005   1.373       1.488     1,246,441
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.421       1.703            --
                                                                                   2005   1.327       1.421       252,895
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.791       3.082        22,409
                                                                                   2013   2.149       2.791        26,896
                                                                                   2012   1.868       2.149        86,646
                                                                                   2011   1.931       1.868        96,242
                                                                                   2010   1.564       1.931        66,090
                                                                                   2009   1.101       1.564        66,501
                                                                                   2008   1.993       1.101       117,591
                                                                                   2007   1.665       1.993       132,432
                                                                                   2006   1.493       1.665       139,678
                                                                                   2005   1.355       1.493        94,434
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.358       1.524            --
                                                                                   2005   1.328       1.358       269,569
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.288       1.371            --
                                                                                   2006   1.220       1.288         6,475
                                                                                   2005   1.167       1.220         6,478
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.041       1.103            --
                                                                                   2009   0.876       1.041       848,076
                                                                                   2008   1.518       0.876       859,631
                                                                                   2007   1.471       1.518       980,676
                                                                                   2006   1.298       1.471     1,047,243
                                                                                   2005   1.238       1.298     1,556,352
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.357       2.791       325,759

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.621       2.357       568,608
                                                                                  2012   1.388       1.621       747,284
                                                                                  2011   1.377       1.388       819,601
                                                                                  2010   1.120       1.377       747,888
                                                                                  2009   0.846       1.120       902,851
                                                                                  2008   1.444       0.846     1,116,912
                                                                                  2007   1.446       1.444     1,292,103
                                                                                  2006   1.351       1.446     1,322,025
                                                                                  2005   1.230       1.351     1,091,300
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.815       1.824            --
                                                                                  2013   1.396       1.815       179,474
                                                                                  2012   1.235       1.396       202,059
                                                                                  2011   1.338       1.235       221,706
                                                                                  2010   1.167       1.338       269,097
                                                                                  2009   0.917       1.167       313,598
                                                                                  2008   1.470       0.917       501,554
                                                                                  2007   1.476       1.470       615,753
                                                                                  2006   1.284       1.476       650,194
                                                                                  2005   1.246       1.284       710,938
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.019       2.204       148,033
                                                                                  2013   1.579       2.019       636,891
                                                                                  2012   1.384       1.579       773,787
                                                                                  2011   1.372       1.384       790,591
                                                                                  2010   1.238       1.372       955,898
                                                                                  2009   1.031       1.238     1,074,189
                                                                                  2008   1.482       1.031       710,344
                                                                                  2007   1.390       1.482       733,320
                                                                                  2006   1.231       1.390       815,133
                                                                                  2005   1.200       1.231       843,960
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.951       0.936            --
                                                                                  2008   1.370       0.951       458,723
                                                                                  2007   1.373       1.370       550,690
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.196       1.264            --
                                                                                  2010   1.079       1.196     1,254,040
                                                                                  2009   0.782       1.079     1,341,088
                                                                                  2008   1.375       0.782     1,782,421
                                                                                  2007   1.372       1.375     2,305,391
                                                                                  2006   1.228       1.372     2,626,764
                                                                                  2005   1.186       1.228     2,889,583
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.242       1.349            --
                                                                                  2010   1.128       1.242        86,107
                                                                                  2009   0.940       1.128        87,732
                                                                                  2008   1.338       0.940        87,731
                                                                                  2007   1.278       1.338       105,994
                                                                                  2006   1.101       1.278       102,134
                                                                                  2005   1.122       1.101       101,640
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.839       2.055        61,068
                                                                                  2013   1.485       1.839        64,307
                                                                                  2012   1.322       1.485        64,557
                                                                                  2011   1.345       1.322        84,090
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.628       1.817       540,017
                                                                                  2013   1.317       1.628       735,515
                                                                                  2012   1.173       1.317       810,958
                                                                                  2011   1.108       1.173       934,776
                                                                                  2010   1.004       1.108     1,192,584
                                                                                  2009   0.833       1.004     1,296,828
                                                                                  2008   1.301       0.833     1,531,191
                                                                                  2007   1.256       1.301     1,607,142
                                                                                  2006   1.155       1.256     1,641,344
                                                                                  2005   1.127       1.155     1,441,797
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.866       2.092       102,756

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.376
                                                                                           2012   1.162
                                                                                           2011   1.189
                                                                                           2010   1.101
                                                                                           2009   0.786
                                                                                           2008   1.274
                                                                                           2007   1.231
                                                                                           2006   1.196
                                                                                           2005   1.156
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.998
                                                                                           2013   1.535
                                                                                           2012   1.339
                                                                                           2011   1.297
                                                                                           2010   1.205
                                                                                           2009   0.984
                                                                                           2008   1.554
                                                                                           2007   1.520
                                                                                           2006   1.307
                                                                                           2005   1.247
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.429
                                                                                           2013   1.798
                                                                                           2012   1.550
                                                                                           2011   1.640
                                                                                           2010   1.361
                                                                                           2009   1.017
                                                                                           2008   1.598
                                                                                           2007   1.516
                                                                                           2006   1.343
                                                                                           2005   1.260
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.968
                                                                                           2013   2.052
                                                                                           2012   1.747
                                                                                           2011   1.752
                                                                                           2010   1.422
                                                                                           2009   1.013
                                                                                           2008   1.737
                                                                                           2007   1.605
                                                                                           2006   1.447
                                                                                           2005   1.402
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.904
                                                                                           2008   1.470
                                                                                           2007   1.425
                                                                                           2006   1.258
                                                                                           2005   1.227
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.393
                                                                                           2010   1.366
                                                                                           2009   1.080
                                                                                           2008   1.939
                                                                                           2007   1.854
                                                                                           2006   1.498
                                                                                           2005   1.363
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.328
                                                                                           2006   1.202
                                                                                           2005   1.180
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.982
                                                                                           2010   0.915
                                                                                           2009   0.792
                                                                                           2008   1.021
                                                                                           2007   1.025
                                                                                           2006   1.001
                                                                                           2005   0.994
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.276



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.866       161,488
                                                                                           1.376       192,494
                                                                                           1.162       262,747
                                                                                           1.189       285,865
                                                                                           1.101       307,766
                                                                                           0.786       361,446
                                                                                           1.274       420,430
                                                                                           1.231       466,575
                                                                                           1.196       513,062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.196        95,013
                                                                                           1.998       166,982
                                                                                           1.535       175,161
                                                                                           1.339       178,074
                                                                                           1.297       188,016
                                                                                           1.205       199,006
                                                                                           0.984       211,895
                                                                                           1.554       216,953
                                                                                           1.520       218,192
                                                                                           1.307       154,459
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.583        48,080
                                                                                           2.429        38,341
                                                                                           1.798        34,089
                                                                                           1.550        68,870
                                                                                           1.640        68,890
                                                                                           1.361        74,699
                                                                                           1.017        93,877
                                                                                           1.598       110,506
                                                                                           1.516       116,879
                                                                                           1.343       344,308
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.038        83,521
                                                                                           2.968       201,372
                                                                                           2.052       202,360
                                                                                           1.747       235,231
                                                                                           1.752       252,580
                                                                                           1.422       253,693
                                                                                           1.013       254,100
                                                                                           1.737       271,036
                                                                                           1.605       265,095
                                                                                           1.447       331,202
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.880            --
                                                                                           0.904       401,442
                                                                                           1.470       407,954
                                                                                           1.425       491,224
                                                                                           1.258       669,441
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.212            --
                                                                                           1.393            --
                                                                                           1.366            --
                                                                                           1.080            --
                                                                                           1.939            --
                                                                                           1.854            --
                                                                                           1.498            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.352            --
                                                                                           1.328       552,405
                                                                                           1.202       526,700
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.970            --
                                                                                           0.982       152,068
                                                                                           0.915       172,545
                                                                                           0.792       173,637
                                                                                           1.021       175,761
                                                                                           1.025       205,715
                                                                                           1.001       206,704
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.301            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.164       1.276       182,884
                                                                          2009   0.991       1.164       184,542
                                                                          2008   1.167       0.991       179,877
                                                                          2007   1.163       1.167       234,427
                                                                          2006   1.122       1.163       236,096
                                                                          2005   1.112       1.122       287,885
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.031       1.991       545,680
                                                                          2013   1.891       2.031       817,159
                                                                          2012   1.631       1.891       883,707
                                                                          2011   1.619       1.631     1,000,063
                                                                          2010   1.411       1.619       692,569
                                                                          2009   0.897       1.411       648,949
                                                                          2008   1.303       0.897       677,875
                                                                          2007   1.320       1.303       803,955
                                                                          2006   1.210       1.320       858,454
                                                                          2005   1.198       1.210       884,216
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.056       1.050            --
                                                                          2009   1.071       1.056     1,549,316
                                                                          2008   1.061       1.071     2,238,181
                                                                          2007   1.028       1.061     1,067,037
                                                                          2006   0.999       1.028       797,659
                                                                          2005   0.988       0.999       528,735
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.485       1.557            --
                                                                          2006   1.278       1.485       117,900
                                                                          2005   1.248       1.278       118,349
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.524       1.601            --
                                                                          2006   1.310       1.524            --
                                                                          2005   1.250       1.310            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.611       1.719            --
                                                                          2006   1.451       1.611       133,158
                                                                          2005   1.406       1.451       140,085
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.483       1.541            --
                                                                          2006   1.286       1.483       404,874
                                                                          2005   1.266       1.286       359,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.660       1.830            --
                                                                          2006   1.504       1.660       675,252
                                                                          2005   1.413       1.504       656,322
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.055       1.180       134,495
                                                                          2013   1.034       1.055       332,283
                                                                          2012   0.832       1.034       433,657
                                                                          2011   0.893       0.832       468,691
                                                                          2010   0.781       0.893       302,592
                                                                          2009   0.588       0.781       161,704
                                                                          2008   1.022       0.588       152,392
                                                                          2007   1.220       1.022       168,839
                                                                          2006   1.003       1.220       165,895
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.479       2.582            --
                                                                          2013   1.952       2.479       167,610
                                                                          2012   1.616       1.952       170,867
                                                                          2011   1.773       1.616       206,660
                                                                          2010   1.643       1.773       210,338
                                                                          2009   1.166       1.643       137,885
                                                                          2008   2.039       1.166       128,370
                                                                          2007   1.589       2.039        43,850
                                                                          2006   1.551       1.589        25,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.574       2.895        33,911
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.491       2.315       131,436

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.936       2.491       261,849
                                                                               2012   1.520       1.936       286,550
                                                                               2011   1.797       1.520       317,444
                                                                               2010   1.566       1.797       202,422
                                                                               2009   1.024       1.566       201,237
                                                                               2008   1.756       1.024       212,512
                                                                               2007   1.801       1.756       215,508
                                                                               2006   1.635       1.801       181,720
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.344       1.450       386,661
                                                                               2013   1.049       1.344       569,249
                                                                               2012   0.930       1.049       689,630
                                                                               2011   0.981       0.930       787,556
                                                                               2010   0.795       0.981       900,899
                                                                               2009   0.639       0.795       955,598
                                                                               2008   1.060       0.639       970,771
                                                                               2007   1.072       1.060       991,947
                                                                               2006   1.015       1.072            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.214       2.356         6,985
                                                                               2013   1.602       2.214        76,411
                                                                               2012   1.374       1.602       147,627
                                                                               2011   1.409       1.374       165,881
                                                                               2010   1.133       1.409         8,576
                                                                               2009   0.858       1.133         8,588
                                                                               2008   1.421       0.858         8,601
                                                                               2007   1.297       1.421        20,188
                                                                               2006   1.307       1.297        15,030
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.909       1.965        23,751
                                                                               2013   1.456       1.909        62,710
                                                                               2012   1.280       1.456        59,003
                                                                               2011   1.448       1.280        74,480
                                                                               2010   1.232       1.448        52,782
                                                                               2009   0.970       1.232        40,798
                                                                               2008   1.319       0.970        37,041
                                                                               2007   1.354       1.319        29,797
                                                                               2006   1.271       1.354       105,120
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.833       0.792            --
                                                                               2008   1.476       0.833         3,946
                                                                               2007   1.341       1.476            --
                                                                               2006   1.358       1.341        39,690
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.354       1.354            --
                                                                               2013   1.275       1.354            --
                                                                               2012   1.060       1.275       717,126
                                                                               2011   1.157       1.060       767,368
                                                                               2010   1.106       1.157       848,637
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.254       1.296        39,116
                                                                               2013   0.984       1.254        43,677
                                                                               2012   0.857       0.984        48,825
                                                                               2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
                                                                               2006   1.003       1.028       651,068
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.288       2.104        71,977
                                                                               2013   2.448       2.288       136,109
                                                                               2012   2.093       2.448       255,535
                                                                               2011   2.618       2.093       307,840
                                                                               2010   2.152       2.618       330,344
                                                                               2009   1.295       2.152       372,936
                                                                               2008   2.828       1.295       363,195
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.014       1.843         4,637

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.717       2.014        28,109
                                                                          2012   1.495       1.717        28,109
                                                                          2011   1.703       1.495        38,815
                                                                          2010   1.554       1.703        38,818
                                                                          2009   1.201       1.554        38,820
                                                                          2008   2.118       1.201        38,823
                                                                          2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.082       1.172            --
                                                                          2012   1.045       1.082            --
                                                                          2011   1.121       1.045            --
                                                                          2010   0.928       1.121            --
                                                                          2009   0.690       0.928            --
                                                                          2008   1.137       0.690            --
                                                                          2007   1.283       1.137            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.071       2.058            --
                                                                          2013   1.514       2.071            --
                                                                          2012   1.409       1.514            --
                                                                          2011   1.539       1.409            --
                                                                          2010   1.184       1.539            --
                                                                          2009   0.766       1.184            --
                                                                          2008   1.380       0.766            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.352       1.358       970,307
                                                                          2013   1.081       1.352     1,263,849
                                                                          2012   0.907       1.081       615,103
                                                                          2011   1.007       0.907       633,947
                                                                          2010   0.883       1.007       553,397
                                                                          2009   0.642       0.883       612,070
                                                                          2008   1.098       0.642       671,324
                                                                          2007   1.051       1.098       728,696
                                                                          2006   0.996       1.051       744,594
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.451       1.473       358,954
                                                                          2013   1.621       1.451       508,084
                                                                          2012   1.508       1.621       624,997
                                                                          2011   1.375       1.508       685,473
                                                                          2010   1.294       1.375       422,293
                                                                          2009   1.111       1.294       520,068
                                                                          2008   1.210       1.111       487,269
                                                                          2007   1.143       1.210       625,341
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.553       1.591     1,044,965
                                                                          2013   1.609       1.553     1,401,337
                                                                          2012   1.497       1.609     2,595,644
                                                                          2011   1.475       1.497     2,719,271
                                                                          2010   1.387       1.475     3,023,711
                                                                          2009   1.245       1.387     3,127,851
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
                                                                          2006   1.365       1.467        44,384
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
                                                                          2006   1.117       1.176            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
                                                                          2006   1.214       1.258       773,808
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.328       1.480       419,817

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.009       1.328       683,786
                                                                        2012   0.870       1.009       949,621
                                                                        2011   0.921       0.870     1,026,757
                                                                        2010   0.800       0.921     1,144,405
                                                                        2009   0.687       0.800     1,320,082
                                                                        2008   1.097       0.687     1,337,207
                                                                        2007   1.075       1.097     1,404,922
                                                                        2006   1.001       1.075       880,441
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.827       1.992       145,040
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.541       1.616            --
                                                                        2006   1.456       1.541       104,440
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.877       2.097        19,024
                                                                        2013   1.422       1.877        42,894
                                                                        2012   1.274       1.422        45,771
                                                                        2011   1.292       1.274        77,665
                                                                        2010   1.167       1.292       118,299
                                                                        2009   0.995       1.167       117,215
                                                                        2008   1.614       0.995       115,104
                                                                        2007   1.602       1.614       106,472
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.304       1.371       194,031
                                                                        2013   1.338       1.304       228,750
                                                                        2012   1.267       1.338       280,636
                                                                        2011   1.210       1.267       323,430
                                                                        2010   1.137       1.210       270,991
                                                                        2009   1.058       1.137       237,070
                                                                        2008   1.115       1.058       219,949
                                                                        2007   1.068       1.115       308,055
                                                                        2006   1.030       1.068       314,304
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.605       1.719        82,629
                                                                        2013   1.216       1.605       100,733
                                                                        2012   1.081       1.216        92,558
                                                                        2011   1.206       1.081        49,551
                                                                        2010   1.024       1.206        49,572
                                                                        2009   0.813       1.024        49,580
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.431       1.408       326,310
                                                                        2013   1.455       1.431       435,816
                                                                        2012   1.480       1.455       608,826
                                                                        2011   1.504       1.480       534,330
                                                                        2010   1.521       1.504       491,683
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.755       0.746            --
                                                                        2008   1.284       0.755         1,778
                                                                        2007   1.306       1.284        55,022
                                                                        2006   1.271       1.306        65,819
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.730       0.762            --
                                                                        2008   1.345       0.730        44,258
                                                                        2007   1.316       1.345        44,275
                                                                        2006   1.299       1.316        44,291
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.179       1.297            --
                                                                        2012   1.036       1.179       220,837
                                                                        2011   1.124       1.036       232,510
                                                                        2010   0.998       1.124        94,530
                                                                        2009   0.834       0.998       106,973
                                                                        2008   1.390       0.834       115,629
                                                                        2007   1.357       1.390       133,544
                                                                        2006   1.324       1.357       140,510
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.898       2.073        42,325
                                                                        2013   1.454       1.898        72,066
                                                                        2012   1.334       1.454        72,913
                                                                        2011   1.400       1.334        92,765
                                                                        2010   1.236       1.400        93,941
                                                                        2009   0.842       1.236       104,335
                                                                        2008   1.577       0.842       112,552
                                                                        2007   1.332       1.577        90,005
                                                                        2006   1.365       1.332       101,958
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.114       2.268            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.569       2.114            --
                                                                       2012   1.378       1.569        29,907
                                                                       2011   1.394       1.378        29,907
                                                                       2010   1.269       1.394        29,907
                                                                       2009   0.922       1.269        29,907
                                                                       2008   1.390       0.922        29,907
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.928       1.006            --
                                                                       2010   0.816       0.928        48,825
                                                                       2009   0.631       0.816        48,825
                                                                       2008   1.077       0.631        48,825
                                                                       2007   1.060       1.077        48,825
                                                                       2006   1.002       1.060        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.309       1.345       151,956
                                                                       2013   1.276       1.309       149,506
                                                                       2012   1.188       1.276       166,035
                                                                       2011   1.170       1.188       204,724
                                                                       2010   1.081       1.170       205,350
                                                                       2009   0.911       1.081       226,934
                                                                       2008   1.082       0.911       246,430
                                                                       2007   1.042       1.082            --
                                                                       2006   1.001       1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.323       1.366        61,769
                                                                       2013   1.213       1.323       390,378
                                                                       2012   1.106       1.213       626,817
                                                                       2011   1.113       1.106       544,679
                                                                       2010   1.014       1.113       606,605
                                                                       2009   0.834       1.014       206,419
                                                                       2008   1.081       0.834        53,242
                                                                       2007   1.049       1.081       310,756
                                                                       2006   1.002       1.049       310,793
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.320       1.363        48,382
                                                                       2013   1.137       1.320        42,981
                                                                       2012   1.021       1.137        19,772
                                                                       2011   1.052       1.021        22,128
                                                                       2010   0.945       1.052       134,723
                                                                       2009   0.759       0.945       137,315
                                                                       2008   1.082       0.759       124,701
                                                                       2007   1.054       1.082       127,919
                                                                       2006   1.002       1.054       251,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.299       1.345       130,621
                                                                       2013   1.062       1.299       130,651
                                                                       2012   0.936       1.062       130,684
                                                                       2011   0.989       0.936        19,709
                                                                       2010   0.877       0.989        33,273
                                                                       2009   0.690       0.877        68,923
                                                                       2008   1.082       0.690       125,332
                                                                       2007   1.059       1.082       148,318
                                                                       2006   1.002       1.059       165,906
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.853       2.061       292,433
                                                                       2013   1.430       1.853       447,626
                                                                       2012   1.260       1.430       368,526
                                                                       2011   1.260       1.260       374,377
                                                                       2010   1.119       1.260       362,334
                                                                       2009   0.910       1.119       783,063
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.677       1.788       713,136
                                                                       2013   1.435       1.677       997,446
                                                                       2012   1.310       1.435       978,527
                                                                       2011   1.303       1.310     1,041,729
                                                                       2010   1.206       1.303     1,159,374
                                                                       2009   1.036       1.206     1,574,613
                                                                       2008   1.356       1.036     1,536,518
                                                                       2007   1.323       1.356     1,542,317
                                                                       2006   1.238       1.323     1,567,780
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.206       2.404            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.652
                                                                                           2012   1.440
                                                                                           2011   1.452
                                                                                           2010   1.325
                                                                                           2009   1.115
                                                                                           2008   1.482
                                                                                           2007   1.400
                                                                                           2006   1.267
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.635
                                                                                           2013   1.198
                                                                                           2012   1.026
                                                                                           2011   1.057
                                                                                           2010   0.921
                                                                                           2009   0.654
                                                                                           2008   1.147
                                                                                           2007   1.068
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.433
                                                                                           2013   1.445
                                                                                           2012   1.320
                                                                                           2011   1.302
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.619
                                                                                           2013   1.234
                                                                                           2012   1.115
                                                                                           2011   1.261
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.116
                                                                                           2006   1.127
                                                                                           2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.202
                                                                                           2008   1.166
                                                                                           2007   1.090
                                                                                           2006   1.067
                                                                                           2005   1.059
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.493
                                                                                           2007   1.376
                                                                                           2006   1.259
                                                                                           2005   1.193
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.874
                                                                                           2006   1.491
                                                                                           2005   1.351
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.868
                                                                                           2006   1.619
                                                                                           2005   1.537
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.276
                                                                                           2005   1.193
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.260
                                                                                           2005   1.226
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.260
                                                                                           2005   1.179
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.077
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.030
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.046
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.064
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.037
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.206            --
                                                                                           1.652            --
                                                                                           1.440            --
                                                                                           1.452            --
                                                                                           1.325            --
                                                                                           1.115            --
                                                                                           1.482       185,256
                                                                                           1.400       185,697
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.750       135,946
                                                                                           1.635       176,651
                                                                                           1.198       181,102
                                                                                           1.026       198,226
                                                                                           1.057       202,757
                                                                                           0.921       218,960
                                                                                           0.654       168,589
                                                                                           1.147       251,420
                                                                                           1.068       158,753
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.484        84,668
                                                                                           1.433        87,645
                                                                                           1.445       134,005
                                                                                           1.320       174,107
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.758       442,024
                                                                                           1.619       658,892
                                                                                           1.234       769,379
                                                                                           1.115       949,913
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
                                                                                           1.116       579,755
                                                                                           1.127       509,932
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.241            --
                                                                                           1.202     3,092,897
                                                                                           1.166     2,695,982
                                                                                           1.090     2,410,129
                                                                                           1.067     1,950,998
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.833            --
                                                                                           1.493            --
                                                                                           1.376            --
                                                                                           1.259            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.028            --
                                                                                           1.874            --
                                                                                           1.491            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.994            --
                                                                                           1.868       162,903
                                                                                           1.619       153,505
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.358            --
                                                                                           1.276        45,298
 Travelers Equity Income Subaccount (11/99)............................................... 1.324            --
                                                                                           1.260       119,356
 Travelers Large Cap Subaccount (11/99)................................................... 1.299            --
                                                                                           1.260        39,091
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.145            --
                                                                                           1.077        42,718
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.034            --
                                                                                           1.030            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.083            --
                                                                                           1.046       228,625
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.110            --
                                                                                           1.064       206,728
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.057            --
                                                                                           1.037         3,439

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.040       1.030            --
                                                                          2005   1.043       1.040       321,454
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.371       1.456            --
                                                                          2005   1.244       1.371       103,469
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.290       1.365            --
                                                                          2005   1.272       1.290        84,153
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.200       1.238            --
                                                                          2005   1.185       1.200     1,487,520
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.173       1.267            --
                                                                          2005   1.120       1.173       186,104
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.423       1.635            --
                                                                          2005   1.321       1.423       189,242
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.286       1.365            --
                                                                          2005   1.234       1.286        44,869
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.062       1.117            --
                                                                          2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.203       1.214            --
                                                                          2005   1.179       1.203       787,662
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.217       1.270            --
                                                                          2005   1.213       1.217         5,336
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.307            --
                                                                          2005   1.000       1.135            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.271            --
                                                                          2005   1.000       1.108            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.225       1.271            --
                                                                          2005   1.155       1.225         1,656



                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.154            --
                                                                         2006   1.000       1.078        17,348
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.276       1.339            --
                                                                         2005   1.229       1.276        12,608
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.552       0.778            --
                                                                         2007   1.351       1.552        15,899
                                                                         2006   1.338       1.351        20,375
                                                                         2005   1.262       1.338        17,911
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.399       1.462            --
                                                                         2005   1.362       1.399       163,438
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.378       1.345            --
                                                                         2005   1.222       1.378       369,758
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.765       2.778       106,667

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.179       2.765       165,430
                                                                              2012   1.810       2.179       220,175
                                                                              2011   2.023       1.810       329,576
                                                                              2010   1.843       2.023       478,984
                                                                              2009   1.319       1.843       558,657
                                                                              2008   2.180       1.319       584,698
                                                                              2007   1.932       2.180       622,106
                                                                              2006   1.634       1.932       617,909
                                                                              2005   1.458       1.634       431,210
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.375       2.531       799,815
                                                                              2013   1.859       2.375       933,397
                                                                              2012   1.605       1.859     1,305,263
                                                                              2011   1.708       1.605     1,562,954
                                                                              2010   1.465       1.708     1,838,494
                                                                              2009   1.070       1.465     2,248,028
                                                                              2008   1.944       1.070     2,515,370
                                                                              2007   1.762       1.944     2,516,467
                                                                              2006   1.628       1.762     2,848,983
                                                                              2005   1.426       1.628     2,717,507
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.087       2.268       801,114
                                                                              2013   1.592       2.087       943,156
                                                                              2012   1.380       1.592     1,198,046
                                                                              2011   1.431       1.380     1,672,161
                                                                              2010   1.308       1.431     2,101,729
                                                                              2009   1.014       1.308     2,407,240
                                                                              2008   1.662       1.014     2,518,401
                                                                              2007   1.611       1.662     2,773,760
                                                                              2006   1.424       1.611     2,806,004
                                                                              2005   1.370       1.424     2,866,958
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.619       1.601            --
                                                                              2005   1.395       1.619       257,067
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.798       2.342            --
                                                                              2005   1.708       1.798       244,175
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417            --
                                                                              2005   1.205       1.304        29,277
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449            --
                                                                              2005   1.203       1.301        25,709
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.498       2.744       159,503
                                                                              2013   1.940       2.498       177,391
                                                                              2012   1.698       1.940       330,282
                                                                              2011   1.776       1.698       480,155
                                                                              2010   1.544       1.776       520,847
                                                                              2009   1.159       1.544       575,009
                                                                              2008   2.056       1.159       693,493
                                                                              2007   1.781       2.056       549,258
                                                                              2006   1.625       1.781       706,028
                                                                              2005   1.416       1.625       564,376
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.213       3.346       177,356
                                                                              2013   2.407       3.213       182,827
                                                                              2012   2.140       2.407       308,969
                                                                              2011   2.444       2.140       434,111
                                                                              2010   1.935       2.444       472,625
                                                                              2009   1.410       1.935       565,208
                                                                              2008   2.377       1.410       694,619
                                                                              2007   2.099       2.377       691,490
                                                                              2006   1.901       2.099       928,352
                                                                              2005   1.640       1.901     1,058,065
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.575       1.618       304,915

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.407       1.575       305,898
                                                                                   2012   1.272       1.407       386,168
                                                                                   2011   1.265       1.272       373,854
                                                                                   2010   1.143       1.265       404,362
                                                                                   2009   0.858       1.143       356,123
                                                                                   2008   1.242       0.858       259,288
                                                                                   2007   1.219       1.242       211,946
                                                                                   2006   1.050       1.219       184,947
                                                                                   2005   1.000       1.050            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.468       1.707            --
                                                                                   2005   1.352       1.468       431,428
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.366       2.497        40,497
                                                                                   2013   1.743       2.366        82,734
                                                                                   2012   1.602       1.743       107,623
                                                                                   2011   1.713       1.602       139,890
                                                                                   2010   1.367       1.713       159,976
                                                                                   2009   0.969       1.367       203,259
                                                                                   2008   1.716       0.969       164,321
                                                                                   2007   1.571       1.716       175,285
                                                                                   2006   1.472       1.571       237,557
                                                                                   2005   1.430       1.472       239,507
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.523       3.203            --
                                                                                   2007   2.785       3.523       184,731
                                                                                   2006   2.214       2.785       174,972
                                                                                   2005   1.769       2.214       151,462
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.260       1.973        71,550
                                                                                   2013   1.871       2.260        80,034
                                                                                   2012   1.611       1.871       119,165
                                                                                   2011   1.836       1.611       188,298
                                                                                   2010   1.724       1.836       317,875
                                                                                   2009   1.281       1.724       382,801
                                                                                   2008   2.188       1.281       473,493
                                                                                   2007   1.930       2.188       439,655
                                                                                   2006   1.618       1.930       469,825
                                                                                   2005   1.495       1.618       440,051
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.544       1.848            --
                                                                                   2005   1.444       1.544       140,590
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.128       3.449        28,777
                                                                                   2013   2.412       3.128        25,922
                                                                                   2012   2.100       2.412        94,783
                                                                                   2011   2.174       2.100       110,481
                                                                                   2010   1.763       2.174       121,643
                                                                                   2009   1.243       1.763       140,751
                                                                                   2008   2.254       1.243       187,450
                                                                                   2007   1.885       2.254       142,435
                                                                                   2006   1.694       1.885       149,607
                                                                                   2005   1.540       1.694       148,014
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536       169,292
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.408       1.498            --
                                                                                   2006   1.336       1.408        20,304
                                                                                   2005   1.279       1.336        54,915
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.124       1.190            --
                                                                                   2009   0.947       1.124       176,378
                                                                                   2008   1.643       0.947       179,804
                                                                                   2007   1.595       1.643       218,611
                                                                                   2006   1.410       1.595       216,872
                                                                                   2005   1.347       1.410       231,672
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.563       3.031       200,615

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.766       2.563       255,679
                                                                                  2012   1.515       1.766       284,562
                                                                                  2011   1.505       1.515       460,193
                                                                                  2010   1.226       1.505       823,961
                                                                                  2009   0.927       1.226       882,403
                                                                                  2008   1.585       0.927       968,296
                                                                                  2007   1.590       1.585     1,205,967
                                                                                  2006   1.488       1.590     1,328,183
                                                                                  2005   1.357       1.488     1,409,319
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   2.009       2.018            --
                                                                                  2013   1.548       2.009       214,836
                                                                                  2012   1.371       1.548       270,030
                                                                                  2011   1.488       1.371       332,513
                                                                                  2010   1.299       1.488       380,520
                                                                                  2009   1.022       1.299       465,600
                                                                                  2008   1.641       1.022       581,413
                                                                                  2007   1.650       1.641       714,675
                                                                                  2006   1.439       1.650       626,584
                                                                                  2005   1.398       1.439       827,120
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.120       2.311       132,486
                                                                                  2013   1.660       2.120       167,111
                                                                                  2012   1.458       1.660       215,888
                                                                                  2011   1.447       1.458       292,877
                                                                                  2010   1.308       1.447       382,644
                                                                                  2009   1.090       1.308       462,653
                                                                                  2008   1.571       1.090       484,979
                                                                                  2007   1.475       1.571       572,596
                                                                                  2006   1.308       1.475       644,078
                                                                                  2005   1.277       1.308       657,278
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.023       1.006            --
                                                                                  2008   1.476       1.023        36,928
                                                                                  2007   1.479       1.476        76,143
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.310       1.383            --
                                                                                  2010   1.184       1.310       323,386
                                                                                  2009   0.860       1.184       369,019
                                                                                  2008   1.512       0.860       974,543
                                                                                  2007   1.512       1.512     1,432,085
                                                                                  2006   1.355       1.512     1,738,449
                                                                                  2005   1.311       1.355     2,070,477
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.301       1.413            --
                                                                                  2010   1.184       1.301        13,202
                                                                                  2009   0.988       1.184        13,208
                                                                                  2008   1.408       0.988        39,502
                                                                                  2007   1.347       1.408        39,508
                                                                                  2006   1.163       1.347        47,542
                                                                                  2005   1.186       1.163        75,697
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.918       2.141            --
                                                                                  2013   1.551       1.918         5,920
                                                                                  2012   1.383       1.551         5,920
                                                                                  2011   1.409       1.383         5,920
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.724       1.922       421,445
                                                                                  2013   1.397       1.724       424,180
                                                                                  2012   1.247       1.397       477,187
                                                                                  2011   1.179       1.247       623,237
                                                                                  2010   1.070       1.179       770,853
                                                                                  2009   0.889       1.070     1,001,803
                                                                                  2008   1.391       0.889     1,095,051
                                                                                  2007   1.345       1.391     1,400,201
                                                                                  2006   1.239       1.345     1,999,565
                                                                                  2005   1.210       1.239     1,989,209
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.153       2.411        94,579

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.590
                                                                                           2012   1.346
                                                                                           2011   1.379
                                                                                           2010   1.278
                                                                                           2009   0.914
                                                                                           2008   1.484
                                                                                           2007   1.435
                                                                                           2006   1.397
                                                                                           2005   1.352
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.135
                                                                                           2013   1.642
                                                                                           2012   1.435
                                                                                           2011   1.392
                                                                                           2010   1.295
                                                                                           2009   1.059
                                                                                           2008   1.675
                                                                                           2007   1.642
                                                                                           2006   1.413
                                                                                           2005   1.351
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.567
                                                                                           2013   1.903
                                                                                           2012   1.643
                                                                                           2011   1.742
                                                                                           2010   1.447
                                                                                           2009   1.083
                                                                                           2008   1.704
                                                                                           2007   1.620
                                                                                           2006   1.436
                                                                                           2005   1.350
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.348
                                                                                           2013   2.318
                                                                                           2012   1.977
                                                                                           2011   1.985
                                                                                           2010   1.614
                                                                                           2009   1.151
                                                                                           2008   1.977
                                                                                           2007   1.830
                                                                                           2006   1.652
                                                                                           2005   1.604
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.962
                                                                                           2008   1.567
                                                                                           2007   1.521
                                                                                           2006   1.345
                                                                                           2005   1.314
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.447
                                                                                           2010   1.421
                                                                                           2009   1.125
                                                                                           2008   2.024
                                                                                           2007   1.938
                                                                                           2006   1.568
                                                                                           2005   1.429
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.433
                                                                                           2006   1.299
                                                                                           2005   1.277
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.972
                                                                                           2010   0.906
                                                                                           2009   0.786
                                                                                           2008   1.015
                                                                                           2007   1.020
                                                                                           2006   0.997
                                                                                           2005   0.992
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.322



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.153       129,327
                                                                                           1.590       179,562
                                                                                           1.346       198,385
                                                                                           1.379       234,051
                                                                                           1.278       288,675
                                                                                           0.914       303,176
                                                                                           1.484       361,632
                                                                                           1.435       316,593
                                                                                           1.397       373,142
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.342        61,892
                                                                                           2.135        62,018
                                                                                           1.642        63,894
                                                                                           1.435       110,799
                                                                                           1.392       140,228
                                                                                           1.295       164,557
                                                                                           1.059       165,527
                                                                                           1.675       190,199
                                                                                           1.642       202,067
                                                                                           1.413       226,701
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.726         9,956
                                                                                           2.567        16,461
                                                                                           1.903        15,494
                                                                                           1.643        28,715
                                                                                           1.742        56,042
                                                                                           1.447        58,112
                                                                                           1.083        76,728
                                                                                           1.704       112,771
                                                                                           1.620       228,504
                                                                                           1.436       247,599
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.423        72,015
                                                                                           3.348        86,147
                                                                                           2.318        97,167
                                                                                           1.977       111,842
                                                                                           1.985       152,463
                                                                                           1.614       172,048
                                                                                           1.151       184,045
                                                                                           1.977       205,044
                                                                                           1.830       188,001
                                                                                           1.652       181,032
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.936            --
                                                                                           0.962       441,518
                                                                                           1.567       479,800
                                                                                           1.521       674,344
                                                                                           1.345       666,600
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.257            --
                                                                                           1.447        18,395
                                                                                           1.421        19,035
                                                                                           1.125        19,794
                                                                                           2.024        20,467
                                                                                           1.938        20,922
                                                                                           1.568        21,012
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.457            --
                                                                                           1.433       665,001
                                                                                           1.299       718,545
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.959            --
                                                                                           0.972         2,086
                                                                                           0.906         2,089
                                                                                           0.786         7,608
                                                                                           1.015        27,119
                                                                                           1.020       207,989
                                                                                           0.997         2,098
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.347            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.207       1.322        70,655
                                                                          2009   1.030       1.207        80,676
                                                                          2008   1.214       1.030        88,300
                                                                          2007   1.212       1.214       106,079
                                                                          2006   1.171       1.212       109,382
                                                                          2005   1.162       1.171       362,648
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.289       2.241       117,317
                                                                          2013   2.134       2.289       191,135
                                                                          2012   1.843       2.134       246,335
                                                                          2011   1.833       1.843       603,789
                                                                          2010   1.600       1.833       671,136
                                                                          2009   1.019       1.600       637,738
                                                                          2008   1.481       1.019       865,080
                                                                          2007   1.504       1.481     1,128,819
                                                                          2006   1.379       1.504     1,096,897
                                                                          2005   1.369       1.379     1,320,862
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.039       1.033            --
                                                                          2009   1.055       1.039     1,196,713
                                                                          2008   1.047       1.055     1,361,988
                                                                          2007   1.016       1.047     2,077,631
                                                                          2006   0.989       1.016       547,853
                                                                          2005   0.979       0.989       790,257
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.653       1.733            --
                                                                          2006   1.425       1.653       466,491
                                                                          2005   1.395       1.425       445,988
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.604       1.685            --
                                                                          2006   1.380       1.604            --
                                                                          2005   1.320       1.380            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.763       1.880            --
                                                                          2006   1.590       1.763        36,433
                                                                          2005   1.543       1.590       121,679
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
                                                                          2006   1.393       1.604       438,664
                                                                          2005   1.373       1.393       395,250
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
                                                                          2006   1.627       1.793       286,369
                                                                          2005   1.531       1.627       360,238
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165       150,934
                                                                          2013   1.024       1.043       177,548
                                                                          2012   0.825       1.024       309,264
                                                                          2011   0.887       0.825       375,315
                                                                          2010   0.777       0.887       418,479
                                                                          2009   0.585       0.777       346,925
                                                                          2008   1.020       0.585       293,729
                                                                          2007   1.218       1.020       263,609
                                                                          2006   1.003       1.218       456,600
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.531       2.634            --
                                                                          2013   1.996       2.531        86,899
                                                                          2012   1.655       1.996       173,839
                                                                          2011   1.818       1.655       216,660
                                                                          2010   1.687       1.818       250,863
                                                                          2009   1.200       1.687       216,944
                                                                          2008   2.101       1.200       222,140
                                                                          2007   1.640       2.101       129,586
                                                                          2006   1.601       1.640       266,645
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.626       2.951       113,360
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.560       1.447       319,543

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.214       1.560       325,080
                                                                               2012   0.955       1.214       284,269
                                                                               2011   1.130       0.955       319,098
                                                                               2010   0.986       1.130       416,192
                                                                               2009   0.646       0.986       506,819
                                                                               2008   1.109       0.646       563,404
                                                                               2007   1.139       1.109       698,065
                                                                               2006   1.035       1.139       573,755
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.329       1.431       371,084
                                                                               2013   1.038       1.329       417,536
                                                                               2012   0.922       1.038       422,174
                                                                               2011   0.974       0.922       375,963
                                                                               2010   0.790       0.974       404,536
                                                                               2009   0.636       0.790       841,338
                                                                               2008   1.058       0.636       973,382
                                                                               2007   1.071       1.058     1,093,984
                                                                               2006   1.015       1.071       127,962
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.186       2.323        27,100
                                                                               2013   1.584       2.186        16,680
                                                                               2012   1.361       1.584        14,812
                                                                               2011   1.397       1.361        17,336
                                                                               2010   1.125       1.397        19,324
                                                                               2009   0.853       1.125        16,787
                                                                               2008   1.415       0.853        18,938
                                                                               2007   1.294       1.415        18,010
                                                                               2006   1.305       1.294         7,621
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.884       1.937        23,090
                                                                               2013   1.440       1.884        16,836
                                                                               2012   1.268       1.440        49,535
                                                                               2011   1.436       1.268        55,895
                                                                               2010   1.223       1.436        59,770
                                                                               2009   0.965       1.223       146,062
                                                                               2008   1.314       0.965       135,071
                                                                               2007   1.351       1.314        56,621
                                                                               2006   1.269       1.351        17,638
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.892       0.847            --
                                                                               2008   1.583       0.892       119,650
                                                                               2007   1.440       1.583       128,466
                                                                               2006   1.460       1.440       139,125
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.454       1.454            --
                                                                               2013   1.370       1.454            --
                                                                               2012   1.141       1.370       120,627
                                                                               2011   1.247       1.141       132,329
                                                                               2010   1.194       1.247       176,248
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.240       1.279        46,408
                                                                               2013   0.974       1.240        46,439
                                                                               2012   0.850       0.974        46,475
                                                                               2011   0.995       0.850        46,518
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
                                                                               2006   1.003       1.027       406,832
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.573       2.362        39,797
                                                                               2013   2.757       2.573        59,379
                                                                               2012   2.361       2.757        87,309
                                                                               2011   2.957       2.361       111,078
                                                                               2010   2.435       2.957       143,047
                                                                               2009   1.467       2.435       125,865
                                                                               2008   3.208       1.467       165,560
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.464       1.338       120,232

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.250       1.464       118,521
                                                                          2012   1.091       1.250       119,732
                                                                          2011   1.244       1.091       121,493
                                                                          2010   1.137       1.244       158,892
                                                                          2009   0.880       1.137       163,462
                                                                          2008   1.554       0.880       222,502
                                                                          2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.070       1.158            --
                                                                          2012   1.035       1.070            --
                                                                          2011   1.112       1.035        18,012
                                                                          2010   0.921       1.112        16,526
                                                                          2009   0.686       0.921         9,397
                                                                          2008   1.132       0.686         6,722
                                                                          2007   1.279       1.132         6,730
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.303       1.293         6,860
                                                                          2013   0.955       1.303         6,863
                                                                          2012   0.889       0.955         6,868
                                                                          2011   0.973       0.889         6,873
                                                                          2010   0.750       0.973         6,880
                                                                          2009   0.486       0.750         6,887
                                                                          2008   0.876       0.486        29,528
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.336       1.341       511,151
                                                                          2013   1.070       1.336       532,322
                                                                          2012   0.900       1.070       175,312
                                                                          2011   1.000       0.900       178,827
                                                                          2010   0.878       1.000       196,019
                                                                          2009   0.640       0.878       259,125
                                                                          2008   1.096       0.640       225,877
                                                                          2007   1.050       1.096       207,391
                                                                          2006   0.996       1.050       414,055
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.426       1.445       394,121
                                                                          2013   1.596       1.426       525,715
                                                                          2012   1.486       1.596       764,365
                                                                          2011   1.357       1.486       827,350
                                                                          2010   1.279       1.357     1,032,327
                                                                          2009   1.101       1.279     1,073,849
                                                                          2008   1.200       1.101       950,841
                                                                          2007   1.135       1.200       598,799
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.556       1.592       691,758
                                                                          2013   1.615       1.556     1,023,621
                                                                          2012   1.505       1.615     1,887,636
                                                                          2011   1.485       1.505     2,337,524
                                                                          2010   1.398       1.485     2,754,972
                                                                          2009   1.256       1.398     3,072,965
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.974       2.155        53,548
                                                                          2013   1.510       1.974        62,291
                                                                          2012   1.391       1.510        52,373
                                                                          2011   1.483       1.391        58,780
                                                                          2010   1.300       1.483        50,994
                                                                          2009   1.068       1.300        53,403
                                                                          2008   1.619       1.068        39,449
                                                                          2007   1.570       1.619        35,637
                                                                          2006   1.462       1.570        39,520
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.173       1.294            --
                                                                          2006   1.116       1.173            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.018       2.073       110,087
                                                                          2013   2.023       2.018       152,332
                                                                          2012   1.846       2.023       184,812
                                                                          2011   1.813       1.846       137,037
                                                                          2010   1.646       1.813       148,980
                                                                          2009   1.259       1.646       201,042
                                                                          2008   1.436       1.259       221,341
                                                                          2007   1.371       1.436       236,048
                                                                          2006   1.326       1.371       172,003
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.313       1.460       353,365

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.999       1.313       432,650
                                                                        2012   0.862       0.999       436,204
                                                                        2011   0.915       0.862       463,076
                                                                        2010   0.796       0.915       620,347
                                                                        2009   0.684       0.796       681,277
                                                                        2008   1.094       0.684       846,903
                                                                        2007   1.074       1.094     1,049,874
                                                                        2006   1.001       1.074     1,018,696
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   2.021       2.202       176,143
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.628       1.706            --
                                                                        2006   1.539       1.628        31,909
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.962       2.189        14,703
                                                                        2013   1.489       1.962        14,709
                                                                        2012   1.335       1.489        14,716
                                                                        2011   1.357       1.335        20,155
                                                                        2010   1.227       1.357        50,553
                                                                        2009   1.048       1.227        15,842
                                                                        2008   1.702       1.048        19,990
                                                                        2007   1.692       1.702        29,776
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.346       1.414       352,286
                                                                        2013   1.383       1.346       369,237
                                                                        2012   1.312       1.383       420,984
                                                                        2011   1.255       1.312       571,503
                                                                        2010   1.181       1.255       776,235
                                                                        2009   1.100       1.181       887,524
                                                                        2008   1.162       1.100       823,039
                                                                        2007   1.115       1.162       791,747
                                                                        2006   1.075       1.115       863,830
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.705       1.824        79,079
                                                                        2013   1.294       1.705        83,931
                                                                        2012   1.152       1.294       125,418
                                                                        2011   1.288       1.152       162,038
                                                                        2010   1.094       1.288       194,715
                                                                        2009   0.870       1.094       184,103
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.544       1.517       107,370
                                                                        2013   1.572       1.544       243,021
                                                                        2012   1.601       1.572       337,345
                                                                        2011   1.630       1.601       507,227
                                                                        2010   1.650       1.630       738,957
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.424       0.419            --
                                                                        2008   0.723       0.424       460,070
                                                                        2007   0.737       0.723       486,918
                                                                        2006   0.718       0.737       161,739
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.762       0.795            --
                                                                        2008   1.407       0.762       269,123
                                                                        2007   1.378       1.407       296,233
                                                                        2006   1.361       1.378       353,156
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.266       1.392            --
                                                                        2012   1.115       1.266       104,988
                                                                        2011   1.210       1.115       107,836
                                                                        2010   1.077       1.210       147,974
                                                                        2009   0.901       1.077       196,068
                                                                        2008   1.504       0.901       225,729
                                                                        2007   1.471       1.504       332,776
                                                                        2006   1.436       1.471       472,710
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.162       2.358        25,641
                                                                        2013   1.660       2.162        46,473
                                                                        2012   1.524       1.660        67,589
                                                                        2011   1.602       1.524        73,950
                                                                        2010   1.416       1.602        86,854
                                                                        2009   0.966       1.416        93,656
                                                                        2008   1.813       0.966       121,880
                                                                        2007   1.533       1.813       146,160
                                                                        2006   1.573       1.533       184,445
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.238       2.397        11,051

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.663       2.238        11,997
                                                                       2012   1.462       1.663        12,001
                                                                       2011   1.481       1.462        12,902
                                                                       2010   1.351       1.481        14,646
                                                                       2009   0.983       1.351        15,425
                                                                       2008   1.484       0.983        15,440
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998            --
                                                                       2010   0.811       0.922            --
                                                                       2009   0.628       0.811            --
                                                                       2008   1.074       0.628            --
                                                                       2007   1.059       1.074            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327       161,055
                                                                       2013   1.263       1.294       205,144
                                                                       2012   1.178       1.263       213,751
                                                                       2011   1.161       1.178       124,663
                                                                       2010   1.075       1.161        56,137
                                                                       2009   0.908       1.075        56,173
                                                                       2008   1.080       0.908        56,212
                                                                       2007   1.041       1.080            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348       126,966
                                                                       2013   1.201       1.308        25,520
                                                                       2012   1.097       1.201        12,932
                                                                       2011   1.105       1.097        13,216
                                                                       2010   1.009       1.105        15,449
                                                                       2009   0.831       1.009       200,256
                                                                       2008   1.079       0.831       213,068
                                                                       2007   1.048       1.079     1,138,220
                                                                       2006   1.002       1.048            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346       434,416
                                                                       2013   1.126       1.304       439,965
                                                                       2012   1.012       1.126        68,065
                                                                       2011   1.045       1.012       153,812
                                                                       2010   0.940       1.045       146,395
                                                                       2009   0.756       0.940       324,050
                                                                       2008   1.079       0.756       440,667
                                                                       2007   1.053       1.079       461,489
                                                                       2006   1.002       1.053        65,856
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327        27,159
                                                                       2013   1.052       1.284        32,272
                                                                       2012   0.928       1.052       469,257
                                                                       2011   0.982       0.928       472,503
                                                                       2010   0.872       0.982       669,265
                                                                       2009   0.688       0.872       785,693
                                                                       2008   1.079       0.688       334,756
                                                                       2007   1.058       1.079       413,928
                                                                       2006   1.002       1.058       299,088
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.957       2.174       145,429
                                                                       2013   1.513       1.957       165,069
                                                                       2012   1.335       1.513       193,419
                                                                       2011   1.337       1.335       283,060
                                                                       2010   1.189       1.337       313,056
                                                                       2009   0.968       1.189       377,220
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.725       1.837       531,481
                                                                       2013   1.479       1.725       716,949
                                                                       2012   1.352       1.479     1,236,422
                                                                       2011   1.347       1.352     1,484,327
                                                                       2010   1.248       1.347     1,604,473
                                                                       2009   1.074       1.248     1,915,042
                                                                       2008   1.407       1.074     1,975,396
                                                                       2007   1.376       1.407     2,083,564
                                                                       2006   1.289       1.376     2,460,860
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.155       2.346            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
                                                                                           2006   1.264
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.477
                                                                                           2013   1.492
                                                                                           2012   1.365
                                                                                           2011   1.348
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.766
                                                                                           2013   1.348
                                                                                           2012   1.219
                                                                                           2011   1.380
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.121
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.213
                                                                                           2008   1.179
                                                                                           2007   1.104
                                                                                           2006   1.082
                                                                                           2005   1.075
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.634
                                                                                           2007   1.508
                                                                                           2006   1.383
                                                                                           2005   1.313
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.981
                                                                                           2006   1.579
                                                                                           2005   1.433
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.156
                                                                                           2006   1.871
                                                                                           2005   1.780
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.372
                                                                                           2005   1.285
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.367
                                                                                           2005   1.333
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.322
                                                                                           2005   1.238
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.076
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.045
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.155            --
                                                                                           1.617            --
                                                                                           1.411            --
                                                                                           1.425            --
                                                                                           1.302            --
                                                                                           1.097            --
                                                                                           1.474       220,595
                                                                                           1.395       206,971
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.727       103,148
                                                                                           1.616       121,176
                                                                                           1.186       170,889
                                                                                           1.017       182,964
                                                                                           1.050       231,210
                                                                                           0.916       275,240
                                                                                           0.652       380,338
                                                                                           1.144       391,874
                                                                                           1.067       537,017
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.528        10,274
                                                                                           1.477        47,209
                                                                                           1.492        48,191
                                                                                           1.365        51,749
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.914        24,334
                                                                                           1.766        24,486
                                                                                           1.348       236,268
                                                                                           1.219       297,812
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       330,032
                                                                                           1.121       328,643
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.253            --
                                                                                           1.213     3,025,954
                                                                                           1.179     3,225,888
                                                                                           1.104     3,345,078
                                                                                           1.082     3,412,084
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.910            --
                                                                                           1.634         2,459
                                                                                           1.508         2,461
                                                                                           1.383         2,463
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.143            --
                                                                                           1.981       199,400
                                                                                           1.579       146,913
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.300            --
                                                                                           2.156       505,697
                                                                                           1.871       498,519
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.460            --
                                                                                           1.372        57,791
 Travelers Equity Income Subaccount (11/99)............................................... 1.436            --
                                                                                           1.367       641,113
 Travelers Large Cap Subaccount (11/99)................................................... 1.361            --
                                                                                           1.322       144,967
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.143            --
                                                                                           1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.033            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.081            --
                                                                                           1.045        55,685
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.109            --
                                                                                           1.063       190,567
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.056            --
                                                                                           1.036            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.086       1.075            --
                                                                          2005   1.091       1.086       824,277
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.451       1.539            --
                                                                          2005   1.318       1.451        51,418
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.487       1.573            --
                                                                          2005   1.469       1.487       186,660
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.249       1.289            --
                                                                          2005   1.235       1.249     2,338,812
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.170       1.264            --
                                                                          2005   1.119       1.170        51,129
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.547       1.775            --
                                                                          2005   1.438       1.547       137,217
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.379       1.462            --
                                                                          2005   1.325       1.379        40,007
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.116            --
                                                                          2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.314       1.326            --
                                                                          2005   1.290       1.314        30,704
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.369       1.428            --
                                                                          2005   1.366       1.369       300,857
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.305            --
                                                                          2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269            --
                                                                          2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.288       1.336            --
                                                                          2005   1.216       1.288         1,830



                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.154            --
                                                                         2006   1.000       1.078       401,941
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   0.801       0.840            --
                                                                         2005   0.772       0.801       488,309
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   0.889       0.445            --
                                                                         2007   0.774       0.889     1,041,877
                                                                         2006   0.766       0.774     1,012,027
                                                                         2005   0.722       0.766     1,132,121
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.145       1.196            --
                                                                         2005   1.115       1.145       209,343
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.740       0.722            --
                                                                         2005   0.656       0.740     1,737,738
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.061       2.071     3,329,635

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.624       2.061      3,809,371
                                                                              2012   1.350       1.624      4,732,443
                                                                              2011   1.508       1.350      6,151,961
                                                                              2010   1.374       1.508      8,005,924
                                                                              2009   0.983       1.374      8,358,849
                                                                              2008   1.625       0.983      9,904,128
                                                                              2007   1.440       1.625     14,761,971
                                                                              2006   1.218       1.440     15,170,490
                                                                              2005   1.087       1.218     14,820,104
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.795       1.913      5,064,325
                                                                              2013   1.405       1.795      6,800,227
                                                                              2012   1.213       1.405      7,803,269
                                                                              2011   1.290       1.213      9,606,858
                                                                              2010   1.107       1.290     11,813,895
                                                                              2009   0.808       1.107     12,533,254
                                                                              2008   1.469       0.808     14,114,485
                                                                              2007   1.332       1.469     18,474,159
                                                                              2006   1.230       1.332     19,323,724
                                                                              2005   1.078       1.230     19,999,183
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.902       2.067      6,691,963
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
                                                                              2006   1.297       1.468     22,892,986
                                                                              2005   1.248       1.297     22,681,968
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.662       0.655             --
                                                                              2005   0.571       0.662        505,995
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.298       2.994             --
                                                                              2005   2.183       2.298        218,274
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417             --
                                                                              2005   1.205       1.304         29,766
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449             --
                                                                              2005   1.203       1.301         86,508
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.016       2.214        272,729
                                                                              2013   1.565       2.016        426,896
                                                                              2012   1.370       1.565        737,655
                                                                              2011   1.433       1.370        766,816
                                                                              2010   1.246       1.433        939,784
                                                                              2009   0.935       1.246      1,225,989
                                                                              2008   1.659       0.935      1,360,538
                                                                              2007   1.438       1.659      1,454,185
                                                                              2006   1.312       1.438      1,325,835
                                                                              2005   1.143       1.312      1,184,071
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.952       3.074        205,753
                                                                              2013   2.212       2.952        209,998
                                                                              2012   1.966       2.212        247,453
                                                                              2011   2.245       1.966        268,952
                                                                              2010   1.778       2.245        479,090
                                                                              2009   1.295       1.778        579,181
                                                                              2008   2.184       1.295        596,038
                                                                              2007   1.928       2.184        727,130
                                                                              2006   1.746       1.928        774,552
                                                                              2005   1.507       1.746        857,401
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.575       1.618      1,344,908

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.407       1.575     1,621,149
                                                                                   2012   1.272       1.407     1,816,526
                                                                                   2011   1.265       1.272     1,899,427
                                                                                   2010   1.143       1.265     1,890,757
                                                                                   2009   0.858       1.143     1,644,705
                                                                                   2008   1.242       0.858       535,237
                                                                                   2007   1.219       1.242       735,853
                                                                                   2006   1.050       1.219       386,247
                                                                                   2005   1.000       1.050       260,652
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.244       1.447            --
                                                                                   2005   1.146       1.244       520,428
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.372       1.448        57,850
                                                                                   2013   1.011       1.372        65,466
                                                                                   2012   0.928       1.011        66,373
                                                                                   2011   0.993       0.928        84,037
                                                                                   2010   0.792       0.993        96,314
                                                                                   2009   0.562       0.792       171,154
                                                                                   2008   0.995       0.562       232,730
                                                                                   2007   0.911       0.995       323,785
                                                                                   2006   0.853       0.911       248,376
                                                                                   2005   0.829       0.853       252,551
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2007   2.785       3.523       482,955
                                                                                   2006   2.214       2.785       415,073
                                                                                   2005   1.769       2.214       364,913
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.607       1.403       374,414
                                                                                   2013   1.331       1.607       507,549
                                                                                   2012   1.146       1.331       512,438
                                                                                   2011   1.306       1.146       636,429
                                                                                   2010   1.226       1.306       876,014
                                                                                   2009   0.911       1.226     1,145,503
                                                                                   2008   1.556       0.911     1,295,980
                                                                                   2007   1.372       1.556     1,835,935
                                                                                   2006   1.151       1.372     2,059,240
                                                                                   2005   1.063       1.151     1,703,785
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.249       1.494            --
                                                                                   2005   1.168       1.249        98,811
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   0.897       0.989        76,144
                                                                                   2013   0.692       0.897        89,615
                                                                                   2012   0.602       0.692        92,503
                                                                                   2011   0.624       0.602       107,795
                                                                                   2010   0.506       0.624       124,798
                                                                                   2009   0.357       0.506       291,789
                                                                                   2008   0.647       0.357       314,752
                                                                                   2007   0.541       0.647       481,515
                                                                                   2006   0.486       0.541       507,140
                                                                                   2005   0.442       0.486       483,295
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536       188,728
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.941       1.001            --
                                                                                   2006   0.893       0.941       212,210
                                                                                   2005   0.855       0.893       213,006
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.253       1.326            --
                                                                                   2009   1.056       1.253       318,122
                                                                                   2008   1.832       1.056       328,234
                                                                                   2007   1.778       1.832       363,116
                                                                                   2006   1.571       1.778       365,442
                                                                                   2005   1.502       1.571       448,146
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.315       2.738     1,545,136

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.595       2.315     1,731,058
                                                                                  2012   1.368       1.595     1,760,309
                                                                                  2011   1.359       1.368     2,113,637
                                                                                  2010   1.107       1.359     3,443,629
                                                                                  2009   0.838       1.107     4,057,265
                                                                                  2008   1.431       0.838     4,501,693
                                                                                  2007   1.436       1.431     5,135,041
                                                                                  2006   1.344       1.436     6,842,567
                                                                                  2005   1.225       1.344     7,545,215
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.860       1.868            --
                                                                                  2013   1.433       1.860     2,547,444
                                                                                  2012   1.269       1.433     2,735,962
                                                                                  2011   1.377       1.269     3,112,214
                                                                                  2010   1.202       1.377     4,366,930
                                                                                  2009   0.946       1.202     4,903,108
                                                                                  2008   1.519       0.946     5,443,793
                                                                                  2007   1.528       1.519     6,644,107
                                                                                  2006   1.332       1.528     5,607,222
                                                                                  2005   1.294       1.332     6,351,200
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.696       1.849       878,431
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.180       1.257     2,788,257
                                                                                  2006   1.047       1.180     3,059,684
                                                                                  2005   1.022       1.047     3,225,048
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.136       1.118            --
                                                                                  2008   1.640       1.136       210,239
                                                                                  2007   1.643       1.640       211,669
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.433       1.513            --
                                                                                  2010   1.295       1.433       438,012
                                                                                  2009   0.940       1.295       528,524
                                                                                  2008   1.654       0.940       697,292
                                                                                  2007   1.654       1.654       812,549
                                                                                  2006   1.482       1.654     1,033,121
                                                                                  2005   1.434       1.482     1,126,194
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.875       0.950            --
                                                                                  2010   0.796       0.875       227,316
                                                                                  2009   0.664       0.796       247,980
                                                                                  2008   0.947       0.664       252,486
                                                                                  2007   0.906       0.947       284,921
                                                                                  2006   0.782       0.906       301,436
                                                                                  2005   0.798       0.782       370,785
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.290       1.440        71,141
                                                                                  2013   1.043       1.290        71,141
                                                                                  2012   0.930       1.043        71,141
                                                                                  2011   0.947       0.930       138,900
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.826       2.036       902,414
                                                                                  2013   1.479       1.826       954,102
                                                                                  2012   1.321       1.479       965,213
                                                                                  2011   1.248       1.321     1,067,917
                                                                                  2010   1.134       1.248     1,221,499
                                                                                  2009   0.941       1.134     1,474,075
                                                                                  2008   1.473       0.941     1,921,719
                                                                                  2007   1.424       1.473     2,530,804
                                                                                  2006   1.312       1.424     2,505,171
                                                                                  2005   1.281       1.312     2,299,812
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.442       1.614     1,016,758

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.065
                                                                                           2012   0.901
                                                                                           2011   0.923
                                                                                           2010   0.856
                                                                                           2009   0.612
                                                                                           2008   0.994
                                                                                           2007   0.961
                                                                                           2006   0.936
                                                                                           2005   0.905
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.823
                                                                                           2013   1.402
                                                                                           2012   1.225
                                                                                           2011   1.189
                                                                                           2010   1.106
                                                                                           2009   0.904
                                                                                           2008   1.430
                                                                                           2007   1.401
                                                                                           2006   1.206
                                                                                           2005   1.153
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.497
                                                                                           2013   1.851
                                                                                           2012   1.599
                                                                                           2011   1.694
                                                                                           2010   1.407
                                                                                           2009   1.054
                                                                                           2008   1.658
                                                                                           2007   1.575
                                                                                           2006   1.397
                                                                                           2005   1.313
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.813
                                                                                           2013   1.947
                                                                                           2012   1.660
                                                                                           2011   1.667
                                                                                           2010   1.356
                                                                                           2009   0.967
                                                                                           2008   1.661
                                                                                           2007   1.537
                                                                                           2006   1.388
                                                                                           2005   1.347
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.620
                                                                                           2008   1.009
                                                                                           2007   0.980
                                                                                           2006   0.866
                                                                                           2005   0.846
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.668
                                                                                           2010   0.656
                                                                                           2009   0.519
                                                                                           2008   0.934
                                                                                           2007   0.894
                                                                                           2006   0.724
                                                                                           2005   0.659
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.592
                                                                                           2006   1.443
                                                                                           2005   1.419
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.972
                                                                                           2010   0.906
                                                                                           2009   0.786
                                                                                           2008   1.015
                                                                                           2007   1.020
                                                                                           2006   0.997
                                                                                           2005   0.992
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.380



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.442     1,169,980
                                                                                           1.065     1,211,574
                                                                                           0.901     1,353,400
                                                                                           0.923     1,702,128
                                                                                           0.856     2,036,450
                                                                                           0.612     2,420,091
                                                                                           0.994     3,008,124
                                                                                           0.961     3,469,631
                                                                                           0.936     3,989,203
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.000       895,601
                                                                                           1.823       855,081
                                                                                           1.402       964,826
                                                                                           1.225     1,153,663
                                                                                           1.189     1,346,182
                                                                                           1.106     1,519,990
                                                                                           0.904     2,036,064
                                                                                           1.430     2,333,864
                                                                                           1.401       946,049
                                                                                           1.206     1,115,732
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.652       334,681
                                                                                           2.497       382,848
                                                                                           1.851       407,097
                                                                                           1.599       443,207
                                                                                           1.694       519,542
                                                                                           1.407       677,164
                                                                                           1.054       745,255
                                                                                           1.658       899,310
                                                                                           1.575     1,034,305
                                                                                           1.397     1,111,412
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.875       188,337
                                                                                           2.813       191,893
                                                                                           1.947       251,983
                                                                                           1.660       299,632
                                                                                           1.667       498,855
                                                                                           1.356       572,442
                                                                                           0.967       635,706
                                                                                           1.661       711,266
                                                                                           1.537       592,814
                                                                                           1.388       604,912
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.603            --
                                                                                           0.620       922,723
                                                                                           1.009     1,032,421
                                                                                           0.980     1,229,220
                                                                                           0.866     1,303,137
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.580            --
                                                                                           0.668       197,430
                                                                                           0.656       230,634
                                                                                           0.519       238,939
                                                                                           0.934       248,545
                                                                                           0.894       254,392
                                                                                           0.724       245,456
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.619            --
                                                                                           1.592       216,312
                                                                                           1.443       230,777
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.959            --
                                                                                           0.972         5,385
                                                                                           0.906         5,385
                                                                                           0.786         5,385
                                                                                           1.015        23,201
                                                                                           1.020        25,930
                                                                                           0.997        14,322
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.407            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.260       1.380        484,006
                                                                          2009   1.075       1.260        531,343
                                                                          2008   1.267       1.075        544,451
                                                                          2007   1.265       1.267        810,237
                                                                          2006   1.222       1.265      1,005,802
                                                                          2005   1.214       1.222      1,078,926
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.875       1.835        419,917
                                                                          2013   1.748       1.875        506,060
                                                                          2012   1.510       1.748        546,302
                                                                          2011   1.501       1.510        581,330
                                                                          2010   1.310       1.501        807,748
                                                                          2009   0.834       1.310        753,037
                                                                          2008   1.213       0.834        824,852
                                                                          2007   1.231       1.213      1,064,894
                                                                          2006   1.130       1.231      1,181,242
                                                                          2005   1.121       1.130      1,345,696
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.105       1.098             --
                                                                          2009   1.122       1.105      7,872,747
                                                                          2008   1.114       1.122     12,136,271
                                                                          2007   1.081       1.114      3,870,246
                                                                          2006   1.052       1.081      3,366,560
                                                                          2005   1.042       1.052      2,128,447
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.524       1.598             --
                                                                          2006   1.314       1.524      1,895,433
                                                                          2005   1.286       1.314      2,164,713
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.215       1.276             --
                                                                          2006   1.046       1.215      1,919,570
                                                                          2005   1.000       1.046      2,074,126
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.245       1.328             --
                                                                          2006   1.123       1.245        270,834
                                                                          2005   1.090       1.123        242,937
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666             --
                                                                          2006   1.393       1.604        324,188
                                                                          2005   1.373       1.393        307,439
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975             --
                                                                          2006   1.627       1.793        700,110
                                                                          2005   1.531       1.627        746,672
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165        364,504
                                                                          2013   1.024       1.043        419,051
                                                                          2012   0.825       1.024        372,605
                                                                          2011   0.887       0.825        346,920
                                                                          2010   0.777       0.887        385,198
                                                                          2009   0.585       0.777        369,314
                                                                          2008   1.020       0.585        502,619
                                                                          2007   1.218       1.020        566,490
                                                                          2006   1.003       1.218        627,104
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.035       1.078             --
                                                                          2013   0.816       1.035        344,642
                                                                          2012   0.677       0.816        286,388
                                                                          2011   0.744       0.677        303,541
                                                                          2010   0.690       0.744        358,293
                                                                          2009   0.491       0.690        581,308
                                                                          2008   0.859       0.491        644,062
                                                                          2007   0.671       0.859        631,493
                                                                          2006   0.655       0.671        386,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.074       1.207        579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.675       2.482         50,988

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.082       2.675       135,529
                                                                              2012   1.637       2.082        68,097
                                                                              2011   1.938       1.637        74,122
                                                                              2010   1.691       1.938       116,690
                                                                              2009   1.108       1.691       118,511
                                                                              2008   1.903       1.108       107,604
                                                                              2007   1.954       1.903       180,013
                                                                              2006   1.775       1.954       153,202
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
                                                                              2006   1.305       1.294           928
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
                                                                              2006   1.269       1.351        90,298
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.594       0.564            --
                                                                              2008   1.055       0.594       121,428
                                                                              2007   0.960       1.055       132,352
                                                                              2006   0.973       0.960       174,184
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2014   1.621       1.621            --
                                                                              2013   1.527       1.621            --
                                                                              2012   1.272       1.527       247,083
                                                                              2011   1.390       1.272       281,736
                                                                              2010   1.331       1.390       314,325
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.240       1.279        55,467
                                                                              2013   0.974       1.240        54,940
                                                                              2012   0.850       0.974        28,205
                                                                              2011   0.995       0.850        43,903
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.573       2.362       211,406
                                                                              2013   2.757       2.573       231,461
                                                                              2012   2.361       2.757       250,677
                                                                              2011   2.957       2.361       274,616
                                                                              2010   2.435       2.957       325,595
                                                                              2009   1.467       2.435       343,576
                                                                              2008   3.208       1.467       267,117
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.070       1.158            --
                                                                              2012   1.035       1.070        27,975
                                                                              2011   1.112       1.035        28,453
                                                                              2010   0.921       1.112        23,507
                                                                              2009   0.686       0.921        23,527
                                                                              2008   1.132       0.686        60,552
                                                                              2007   1.279       1.132        57,590
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.336       1.341       185,593
                                                                              2013   1.070       1.336       192,270
                                                                              2012   0.900       1.070        92,193
                                                                              2011   1.000       0.900       149,874
                                                                              2010   0.878       1.000       211,151
                                                                              2009   0.640       0.878       191,616
                                                                              2008   1.096       0.640       215,084
                                                                              2007   1.050       1.096       183,577
                                                                              2006   0.996       1.050       257,299
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.729       1.770     1,645,595

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.795       1.729     2,076,840
                                                                        2012   1.673       1.795     2,836,186
                                                                        2011   1.651       1.673     3,067,095
                                                                        2010   1.554       1.651     3,820,593
                                                                        2009   1.396       1.554     4,255,857
 MIST Pioneer Fund Subaccount (Class A) (4/06)......................... 2014   1.974       2.155        83,222
                                                                        2013   1.510       1.974        92,454
                                                                        2012   1.391       1.510        83,395
                                                                        2011   1.483       1.391        82,142
                                                                        2010   1.300       1.483       136,860
                                                                        2009   1.068       1.300       241,072
                                                                        2008   1.619       1.068         3,861
                                                                        2007   1.570       1.619         4,709
                                                                        2006   1.462       1.570         4,714
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................ 2007   1.173       1.294            --
                                                                        2006   1.116       1.173         6,324
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2014   2.112       2.169       680,831
                                                                        2013   2.118       2.112       899,508
                                                                        2012   1.932       2.118       898,351
                                                                        2011   1.898       1.932       863,598
                                                                        2010   1.723       1.898     1,080,318
                                                                        2009   1.318       1.723     1,008,270
                                                                        2008   1.503       1.318       288,029
                                                                        2007   1.435       1.503       294,839
                                                                        2006   1.388       1.435       179,394
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.871       2.038     2,340,729
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   0.988       1.035            --
                                                                        2006   0.934       0.988       825,415
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.191       1.329       298,032
                                                                        2013   0.904       1.191       347,413
                                                                        2012   0.811       0.904       411,980
                                                                        2011   0.824       0.811       449,174
                                                                        2010   0.745       0.824       613,269
                                                                        2009   0.636       0.745       907,154
                                                                        2008   1.033       0.636       852,005
                                                                        2007   1.027       1.033       924,596
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.478       1.553       314,341
                                                                        2013   1.519       1.478       355,593
                                                                        2012   1.441       1.519       371,769
                                                                        2011   1.378       1.441       381,350
                                                                        2010   1.297       1.378       574,484
                                                                        2009   1.208       1.297       561,066
                                                                        2008   1.276       1.208       694,292
                                                                        2007   1.224       1.276       896,033
                                                                        2006   1.181       1.224       909,537
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.136       1.215       387,004
                                                                        2013   0.862       1.136       446,210
                                                                        2012   0.767       0.862       610,946
                                                                        2011   0.858       0.767       493,999
                                                                        2010   0.729       0.858       709,039
                                                                        2009   0.580       0.729       925,481
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.002       0.984     1,425,711
                                                                        2013   1.020       1.002     2,419,719
                                                                        2012   1.039       1.020     3,404,050
                                                                        2011   1.057       1.039     4,580,648
                                                                        2010   1.070       1.057     4,227,165
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.460       0.480            --
                                                                        2008   0.849       0.460     1,057,641
                                                                        2007   0.832       0.849     1,317,625
                                                                        2006   0.822       0.832     1,654,099
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.157       1.273            --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.019       1.157       253,269
                                                                       2011   1.107       1.019       290,991
                                                                       2010   0.985       1.107       382,764
                                                                       2009   0.824       0.985       533,193
                                                                       2008   1.375       0.824       590,695
                                                                       2007   1.345       1.375       755,426
                                                                       2006   1.313       1.345       965,606
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.818       0.893       365,354
                                                                       2013   0.628       0.818       415,398
                                                                       2012   0.577       0.628       443,942
                                                                       2011   0.607       0.577       488,692
                                                                       2010   0.536       0.607       571,866
                                                                       2009   0.366       0.536       736,319
                                                                       2008   0.686       0.366       864,473
                                                                       2007   0.580       0.686     1,013,548
                                                                       2006   0.595       0.580     1,083,760
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.281       1.372       318,185
                                                                       2013   0.952       1.281       378,345
                                                                       2012   0.837       0.952       403,236
                                                                       2011   0.848       0.837       445,343
                                                                       2010   0.774       0.848       750,686
                                                                       2009   0.563       0.774       818,103
                                                                       2008   0.850       0.563       881,884
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998            --
                                                                       2010   0.811       0.922       145,659
                                                                       2009   0.628       0.811       121,020
                                                                       2008   1.074       0.628        14,940
                                                                       2007   1.059       1.074        50,324
                                                                       2006   1.002       1.059        59,683
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327       128,015
                                                                       2013   1.263       1.294       166,203
                                                                       2012   1.178       1.263       354,412
                                                                       2011   1.161       1.178       151,715
                                                                       2010   1.075       1.161       130,170
                                                                       2009   0.908       1.075       136,767
                                                                       2008   1.080       0.908       107,000
                                                                       2007   1.041       1.080       128,604
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348       107,359
                                                                       2013   1.201       1.308       117,042
                                                                       2012   1.097       1.201       335,706
                                                                       2011   1.105       1.097       710,030
                                                                       2010   1.009       1.105       843,380
                                                                       2009   0.831       1.009       900,683
                                                                       2008   1.079       0.831       221,749
                                                                       2007   1.048       1.079       450,376
                                                                       2006   1.002       1.048       116,832
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346       948,787
                                                                       2013   1.126       1.304     1,078,022
                                                                       2012   1.012       1.126     1,089,285
                                                                       2011   1.045       1.012     1,259,247
                                                                       2010   0.940       1.045     1,198,334
                                                                       2009   0.756       0.940     1,218,224
                                                                       2008   1.079       0.756     1,178,671
                                                                       2007   1.053       1.079     2,094,626
                                                                       2006   1.002       1.053     1,361,453
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327       445,116
                                                                       2013   1.052       1.284       444,558
                                                                       2012   0.928       1.052       424,905
                                                                       2011   0.982       0.928       453,283
                                                                       2010   0.872       0.982       406,162
                                                                       2009   0.688       0.872       452,880
                                                                       2008   1.079       0.688       390,387
                                                                       2007   1.058       1.079       390,395
                                                                       2006   1.002       1.058       643,333
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.260       1.400       596,226

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.974
                                                                                           2012   0.860
                                                                                           2011   0.861
                                                                                           2010   0.766
                                                                                           2009   0.623
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.841
                                                                                           2013   1.578
                                                                                           2012   1.443
                                                                                           2011   1.438
                                                                                           2010   1.332
                                                                                           2009   1.146
                                                                                           2008   1.502
                                                                                           2007   1.468
                                                                                           2006   1.375
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.155
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
                                                                                           2006   1.264
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.543
                                                                                           2013   1.558
                                                                                           2012   1.425
                                                                                           2011   1.408
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.931
                                                                                           2013   1.475
                                                                                           2012   1.333
                                                                                           2011   1.510
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.121
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.349
                                                                                           2008   1.310
                                                                                           2007   1.227
                                                                                           2006   1.203
                                                                                           2005   1.195
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.948
                                                                                           2007   0.875
                                                                                           2006   0.802
                                                                                           2005   0.761
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
                                                                                           2006   1.098
                                                                                           2005   0.996
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.923
                                                                                           2006   1.669
                                                                                           2005   1.588
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.914
                                                                                           2005   0.856
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.250
                                                                                           2005   1.218



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.260        649,925
                                                                                           0.974        642,043
                                                                                           0.860        741,349
                                                                                           0.861        784,719
                                                                                           0.766        866,895
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.960      4,493,268
                                                                                           1.841      5,454,630
                                                                                           1.578      6,525,554
                                                                                           1.443      7,347,226
                                                                                           1.438      9,026,145
                                                                                           1.332      9,491,992
                                                                                           1.146      9,827,561
                                                                                           1.502     11,715,396
                                                                                           1.468     12,781,425
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.346             --
                                                                                           2.155             --
                                                                                           1.617             --
                                                                                           1.411             --
                                                                                           1.425             --
                                                                                           1.302             --
                                                                                           1.097             --
                                                                                           1.474        655,898
                                                                                           1.395        561,634
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.727        242,936
                                                                                           1.616        296,209
                                                                                           1.186        352,507
                                                                                           1.017        397,828
                                                                                           1.050        591,959
                                                                                           0.916        696,673
                                                                                           0.652        795,275
                                                                                           1.144      1,031,603
                                                                                           1.067      1,100,035
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.595        403,228
                                                                                           1.543        421,956
                                                                                           1.558        434,474
                                                                                           1.425        445,520
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.093        212,753
                                                                                           1.931        213,369
                                                                                           1.475        379,592
                                                                                           1.333        428,655
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130             --
                                                                                           1.109        607,213
                                                                                           1.121        584,691
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.393             --
                                                                                           1.349      3,478,390
                                                                                           1.310      3,699,723
                                                                                           1.227      3,985,351
                                                                                           1.203      4,221,279
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.528             --
                                                                                           0.948         31,826
                                                                                           0.875         32,139
                                                                                           0.802         32,678
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490             --
                                                                                           1.377        212,109
                                                                                           1.098        158,085
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.052             --
                                                                                           1.923        425,127
                                                                                           1.669        471,617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.973             --
                                                                                           0.914        182,430
 Travelers Equity Income Subaccount (11/99)............................................... 1.313             --
                                                                                           1.250        995,006

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.798       0.822             --
                                                                                     2005   0.747       0.798        781,209
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143             --
                                                                                     2005   1.000       1.076         44,303
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.033             --
                                                                                     2005   1.000       1.029             --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.045       1.081             --
                                                                                     2005   1.000       1.045        219,969
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.109             --
                                                                                     2005   1.000       1.063        467,697
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.056             --
                                                                                     2005   1.000       1.036        110,884
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.193       1.181             --
                                                                                     2005   1.198       1.193      1,038,118
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.881       0.934             --
                                                                                     2005   0.800       0.881        861,839
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.563       0.595             --
                                                                                     2005   0.556       0.563      1,109,072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.333       1.375             --
                                                                                     2005   1.318       1.333     12,449,370
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.264             --
                                                                                     2005   1.119       1.170        421,453
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.902       1.035             --
                                                                                     2005   0.838       0.902        380,664
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.379       1.462             --
                                                                                     2005   1.325       1.379          6,594
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.116             --
                                                                                     2005   1.000       1.061          2,137
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.375       1.388             --
                                                                                     2005   1.350       1.375        138,929
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.725       0.756             --
                                                                                     2005   0.724       0.725      1,169,009
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.305             --
                                                                                     2005   1.000       1.134             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.269             --
                                                                                     2005   1.000       1.107          9,121
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.692       0.718             --
                                                                                     2005   0.653       0.692        142,322



                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.078       1.153           --
                                                                       2006   1.000       1.078           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   1.199       1.258           --
                                                                       2005   1.156       1.199           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.441       0.722           --
                                                                       2007   1.255       1.441        4,474
                                                                       2006   1.243       1.255       27,729
                                                                       2005   1.173       1.243       27,732

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.257       1.313            --
                                                                              2005   1.224       1.257        85,963
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.312       1.279            --
                                                                              2005   1.163       1.312         9,868
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.499       2.510        78,160
                                                                              2013   1.971       2.499        91,705
                                                                              2012   1.638       1.971       164,491
                                                                              2011   1.832       1.638       170,582
                                                                              2010   1.670       1.832       228,142
                                                                              2009   1.195       1.670       227,881
                                                                              2008   1.976       1.195       196,025
                                                                              2007   1.753       1.976       322,640
                                                                              2006   1.483       1.753       396,878
                                                                              2005   1.324       1.483       366,359
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.105       2.243        67,236
                                                                              2013   1.648       2.105       175,341
                                                                              2012   1.425       1.648       280,801
                                                                              2011   1.516       1.425       294,277
                                                                              2010   1.301       1.516       311,824
                                                                              2009   0.951       1.301       328,613
                                                                              2008   1.729       0.951       360,971
                                                                              2007   1.568       1.729       501,271
                                                                              2006   1.449       1.568       615,511
                                                                              2005   1.270       1.449       608,021
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.887       2.049       216,736
                                                                              2013   1.440       1.887       396,547
                                                                              2012   1.248       1.440       478,951
                                                                              2011   1.295       1.248       524,662
                                                                              2010   1.184       1.295       694,442
                                                                              2009   0.919       1.184       736,770
                                                                              2008   1.507       0.919       805,816
                                                                              2007   1.461       1.507     1,935,341
                                                                              2006   1.292       1.461     2,097,027
                                                                              2005   1.244       1.292     2,116,141
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.560       1.542            --
                                                                              2005   1.344       1.560        69,179
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.552       2.021            --
                                                                              2005   1.475       1.552       129,943
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302       1.415            --
                                                                              2005   1.204       1.302        22,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299       1.447            --
                                                                              2005   1.202       1.299        23,557
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.271       2.493        18,313
                                                                              2013   1.764       2.271        70,878
                                                                              2012   1.545       1.764        90,760
                                                                              2011   1.616       1.545        93,494
                                                                              2010   1.406       1.616       107,554
                                                                              2009   1.056       1.406       102,403
                                                                              2008   1.874       1.056       115,571
                                                                              2007   1.625       1.874       172,925
                                                                              2006   1.483       1.625       178,089
                                                                              2005   1.293       1.483       166,938
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.862       2.979        26,860

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.145       2.862        60,692
                                                                              2012   1.908       2.145        80,263
                                                                              2011   2.180       1.908        75,864
                                                                              2010   1.727       2.180        92,913
                                                                              2009   1.259       1.727        98,387
                                                                              2008   2.124       1.259       124,459
                                                                              2007   1.876       2.124       235,956
                                                                              2006   1.700       1.876       243,628
                                                                              2005   1.467       1.700       239,727
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.568       1.610        16,221
                                                                              2013   1.402       1.568       137,004
                                                                              2012   1.268       1.402       109,834
                                                                              2011   1.261       1.268       113,916
                                                                              2010   1.140       1.261       119,159
                                                                              2009   0.857       1.140       107,366
                                                                              2008   1.240       0.857        59,634
                                                                              2007   1.218       1.240        83,538
                                                                              2006   1.049       1.218        50,686
                                                                              2005   1.000       1.049        10,523
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.342       1.560            --
                                                                              2005   1.236       1.342       258,171
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.151       2.270        24,220
                                                                              2013   1.586       2.151        12,593
                                                                              2012   1.458       1.586        22,374
                                                                              2011   1.560       1.458        23,065
                                                                              2010   1.245       1.560        23,789
                                                                              2009   0.884       1.245        24,110
                                                                              2008   1.565       0.884        25,006
                                                                              2007   1.434       1.565        26,045
                                                                              2006   1.344       1.434        28,317
                                                                              2005   1.306       1.344        28,324
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.077       2.797            --
                                                                              2007   2.434       3.077       192,608
                                                                              2006   1.936       2.434       188,869
                                                                              2005   1.547       1.936       182,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.060       1.797        34,462
                                                                              2013   1.707       2.060        43,238
                                                                              2012   1.471       1.707        63,458
                                                                              2011   1.676       1.471        66,097
                                                                              2010   1.575       1.676        67,390
                                                                              2009   1.171       1.575        84,431
                                                                              2008   2.001       1.171        98,471
                                                                              2007   1.765       2.001       120,426
                                                                              2006   1.481       1.765       154,849
                                                                              2005   1.369       1.481       157,333
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.415       1.692            --
                                                                              2005   1.324       1.415        86,958
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.734       3.012            --
                                                                              2013   2.109       2.734            --
                                                                              2012   1.837       2.109            --
                                                                              2011   1.902       1.837            --
                                                                              2010   1.544       1.902            --
                                                                              2009   1.089       1.544            --
                                                                              2008   1.976       1.089            --
                                                                              2007   1.653       1.976            --
                                                                              2006   1.486       1.653            --
                                                                              2005   1.351       1.486            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.352       1.514            --
                                                                              2005   1.324       1.352        18,870
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.280       1.361            --
                                                                              2006   1.214       1.280        22,995
                                                                              2005   1.164       1.214        22,997
Legg Mason Partners Variable Equity Trust

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.028       1.088            --
                                                                                   2009   0.867       1.028       163,599
                                                                                   2008   1.504       0.867       167,784
                                                                                   2007   1.461       1.504       472,646
                                                                                   2006   1.292       1.461       536,160
                                                                                   2005   1.235       1.292       497,239
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.308       2.728        77,438
                                                                                   2013   1.591       2.308        90,275
                                                                                   2012   1.365       1.591       157,067
                                                                                   2011   1.357       1.365       159,513
                                                                                   2010   1.106       1.357       184,261
                                                                                   2009   0.837       1.106       189,411
                                                                                   2008   1.431       0.837       201,877
                                                                                   2007   1.436       1.431       214,020
                                                                                   2006   1.345       1.436       241,614
                                                                                   2005   1.227       1.345       261,476
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.778       1.786            --
                                                                                   2013   1.370       1.778        48,966
                                                                                   2012   1.214       1.370       127,448
                                                                                   2011   1.318       1.214       140,996
                                                                                   2010   1.152       1.318       158,921
                                                                                   2009   0.907       1.152       171,979
                                                                                   2008   1.457       0.907       190,799
                                                                                   2007   1.466       1.457       209,031
                                                                                   2006   1.278       1.466       267,488
                                                                                   2005   1.243       1.278       273,881
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.977       2.154        72,735
                                                                                   2013   1.549       1.977        66,211
                                                                                   2012   1.361       1.549       123,599
                                                                                   2011   1.351       1.361       123,820
                                                                                   2010   1.222       1.351       137,290
                                                                                   2009   1.020       1.222       139,786
                                                                                   2008   1.469       1.020       124,017
                                                                                   2007   1.381       1.469       126,442
                                                                                   2006   1.225       1.381       129,968
                                                                                   2005   1.197       1.225       129,446
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.941       0.925            --
                                                                                   2008   1.358       0.941        21,645
                                                                                   2007   1.361       1.358        23,821
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.179       1.244            --
                                                                                   2010   1.066       1.179       367,392
                                                                                   2009   0.774       1.066       369,801
                                                                                   2008   1.363       0.774       370,029
                                                                                   2007   1.363       1.363       724,108
                                                                                   2006   1.222       1.363       772,407
                                                                                   2005   1.183       1.222       807,879
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.224       1.329            --
                                                                                   2010   1.114       1.224        25,946
                                                                                   2009   0.930       1.114        25,686
                                                                                   2008   1.326       0.930        28,973
                                                                                   2007   1.269       1.326        30,735
                                                                                   2006   1.096       1.269        35,893
                                                                                   2005   1.119       1.096        34,917
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.801       2.009        11,324
                                                                                   2013   1.457       1.801        12,502
                                                                                   2012   1.300       1.457        13,757
                                                                                   2011   1.324       1.300        15,216
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.594       1.776        25,670
                                                                                   2013   1.292       1.594        69,505
                                                                                   2012   1.154       1.292        28,974
                                                                                   2011   1.091       1.154        28,995
                                                                                   2010   0.992       1.091        29,019
                                                                                   2009   0.824       0.992        79,818
                                                                                   2008   1.290       0.824        79,882
                                                                                   2007   1.247       1.290        88,806
                                                                                   2006   1.150       1.247        88,855
                                                                                   2005   1.124       1.150        88,909

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2014   1.827
                                                                                           2013   1.350
                                                                                           2012   1.143
                                                                                           2011   1.172
                                                                                           2010   1.087
                                                                                           2009   0.778
                                                                                           2008   1.263
                                                                                           2007   1.222
                                                                                           2006   1.190
                                                                                           2005   1.152
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.957
                                                                                           2013   1.506
                                                                                           2012   1.317
                                                                                           2011   1.278
                                                                                           2010   1.190
                                                                                           2009   0.973
                                                                                           2008   1.540
                                                                                           2007   1.510
                                                                                           2006   1.301
                                                                                           2005   1.244
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.379
                                                                                           2013   1.764
                                                                                           2012   1.524
                                                                                           2011   1.616
                                                                                           2010   1.343
                                                                                           2009   1.007
                                                                                           2008   1.584
                                                                                           2007   1.506
                                                                                           2006   1.336
                                                                                           2005   1.257
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.907
                                                                                           2013   2.014
                                                                                           2012   1.718
                                                                                           2011   1.726
                                                                                           2010   1.404
                                                                                           2009   1.002
                                                                                           2008   1.722
                                                                                           2007   1.594
                                                                                           2006   1.440
                                                                                           2005   1.399
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.894
                                                                                           2008   1.458
                                                                                           2007   1.415
                                                                                           2006   1.252
                                                                                           2005   1.224
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.373
                                                                                           2010   1.348
                                                                                           2009   1.068
                                                                                           2008   1.923
                                                                                           2007   1.842
                                                                                           2006   1.491
                                                                                           2005   1.359
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.319
                                                                                           2006   1.197
                                                                                           2005   1.177
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.968
                                                                                           2010   0.903
                                                                                           2009   0.784
                                                                                           2008   1.013
                                                                                           2007   1.018
                                                                                           2006   0.996
                                                                                           2005   0.991
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.258



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2.045        22,337
                                                                                           1.827        22,343
                                                                                           1.350        29,883
                                                                                           1.143        29,904
                                                                                           1.172        29,928
                                                                                           1.087        29,954
                                                                                           0.778        29,981
                                                                                           1.263        30,004
                                                                                           1.222        30,024
                                                                                           1.190        28,787
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.146         8,287
                                                                                           1.957         8,287
                                                                                           1.506        11,673
                                                                                           1.317        11,682
                                                                                           1.278        11,693
                                                                                           1.190        11,883
                                                                                           0.973        21,506
                                                                                           1.540        21,521
                                                                                           1.510        22,513
                                                                                           1.301        23,614
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.525        20,715
                                                                                           2.379        21,858
                                                                                           1.764        54,726
                                                                                           1.524        56,662
                                                                                           1.616        58,843
                                                                                           1.343        60,067
                                                                                           1.007        65,594
                                                                                           1.584        68,656
                                                                                           1.506        74,121
                                                                                           1.336        74,707
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.970        34,045
                                                                                           2.907        34,158
                                                                                           2.014        35,581
                                                                                           1.718        36,023
                                                                                           1.726        53,322
                                                                                           1.404        55,440
                                                                                           1.002        66,582
                                                                                           1.722        70,817
                                                                                           1.594        54,439
                                                                                           1.440        47,318
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.870            --
                                                                                           0.894       138,010
                                                                                           1.458       148,013
                                                                                           1.415       193,468
                                                                                           1.252       193,468
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.192            --
                                                                                           1.373            --
                                                                                           1.348            --
                                                                                           1.068            --
                                                                                           1.923            --
                                                                                           1.842            --
                                                                                           1.491            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.341            --
                                                                                           1.319        24,346
                                                                                           1.197        24,242
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.956            --
                                                                                           0.968            --
                                                                                           0.903        10,692
                                                                                           0.784        10,692
                                                                                           1.013        10,692
                                                                                           1.018        10,692
                                                                                           0.996        10,692
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.281            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.149       1.258        10,633
                                                                          2009   0.981       1.149        10,938
                                                                          2008   1.156       0.981        25,633
                                                                          2007   1.155       1.156        32,785
                                                                          2006   1.116       1.155        33,183
                                                                          2005   1.109       1.116        32,134
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.989       1.947         2,814
                                                                          2013   1.856       1.989        98,826
                                                                          2012   1.604       1.856        31,330
                                                                          2011   1.595       1.604        22,133
                                                                          2010   1.394       1.595        50,038
                                                                          2009   0.888       1.394        27,120
                                                                          2008   1.291       0.888        27,723
                                                                          2007   1.312       1.291        29,834
                                                                          2006   1.204       1.312        55,585
                                                                          2005   1.195       1.204        60,359
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.042       1.036            --
                                                                          2009   1.060       1.042        25,686
                                                                          2008   1.052       1.060       331,701
                                                                          2007   1.021       1.052       140,649
                                                                          2006   0.994       1.021       155,864
                                                                          2005   0.985       0.994        81,623
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.475       1.546            --
                                                                          2006   1.272       1.475        10,131
                                                                          2005   1.245       1.272        10,131
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.513       1.589            --
                                                                          2006   1.303       1.513            --
                                                                          2005   1.247       1.303            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.600       1.707            --
                                                                          2006   1.444       1.600        18,293
                                                                          2005   1.402       1.444        17,576
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
                                                                          2006   1.279       1.473       153,794
                                                                          2005   1.262       1.279       142,440
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
                                                                          2006   1.497       1.649       404,632
                                                                          2005   1.409       1.497       390,551
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
                                                                          2006   1.003       1.218       310,322
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
                                                                          2006   1.542       1.579            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.440       2.263        35,617

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.900       2.440        48,819
                                                                               2012   1.495       1.900        67,547
                                                                               2011   1.771       1.495        70,438
                                                                               2010   1.546       1.771        68,939
                                                                               2009   1.013       1.546        70,829
                                                                               2008   1.741       1.013        76,457
                                                                               2007   1.789       1.741        86,934
                                                                               2006   1.626       1.789        87,440
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.324       1.425        64,186
                                                                               2013   1.035       1.324       142,323
                                                                               2012   0.919       1.035       174,531
                                                                               2011   0.972       0.919       180,527
                                                                               2010   0.789       0.972       197,887
                                                                               2009   0.635       0.789       205,212
                                                                               2008   1.057       0.635       324,370
                                                                               2007   1.070       1.057       523,815
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.177       2.311            --
                                                                               2013   1.578       2.177            --
                                                                               2012   1.356       1.578            --
                                                                               2011   1.393       1.356            --
                                                                               2010   1.122       1.393            --
                                                                               2009   0.852       1.122            --
                                                                               2008   1.413       0.852        14,217
                                                                               2007   1.292       1.413            --
                                                                               2006   1.304       1.292            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.876       1.928         2,473
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
                                                                               2006   1.268       1.350            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
                                                                               2006   1.351       1.332       152,266
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.328       1.328            --
                                                                               2013   1.251       1.328            --
                                                                               2012   1.043       1.251       164,393
                                                                               2011   1.140       1.043       164,162
                                                                               2010   1.092       1.140       164,041
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
                                                                               2006   1.003       1.027        75,116
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.241       2.056        15,576
                                                                               2013   2.402       2.241        16,236
                                                                               2012   2.058       2.402        16,916
                                                                               2011   2.579       2.058        39,624
                                                                               2010   2.125       2.579        21,688
                                                                               2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.972       1.801            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.685       1.972            --
                                                                          2012   1.471       1.685            --
                                                                          2011   1.678       1.471            --
                                                                          2010   1.534       1.678            --
                                                                          2009   1.188       1.534        20,374
                                                                          2008   2.099       1.188            --
                                                                          2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.066       1.154            --
                                                                          2012   1.031       1.066            --
                                                                          2011   1.109       1.031            --
                                                                          2010   0.919       1.109            --
                                                                          2009   0.685       0.919            --
                                                                          2008   1.131       0.685            --
                                                                          2007   1.278       1.131            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.028       2.011            --
                                                                          2013   1.486       2.028            --
                                                                          2012   1.385       1.486            --
                                                                          2011   1.516       1.385            --
                                                                          2010   1.169       1.516            --
                                                                          2009   0.757       1.169            --
                                                                          2008   1.367       0.757            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.331       1.335       266,709
                                                                          2013   1.067       1.331       294,444
                                                                          2012   0.897       1.067       125,810
                                                                          2011   0.998       0.897       130,285
                                                                          2010   0.877       0.998       135,170
                                                                          2009   0.639       0.877       141,268
                                                                          2008   1.095       0.639       145,760
                                                                          2007   1.049       1.095       153,330
                                                                          2006   0.996       1.049       160,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.422       1.440        65,281
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.521       1.555        81,800
                                                                          2013   1.579       1.521       193,144
                                                                          2012   1.472       1.579       818,545
                                                                          2011   1.454       1.472       880,279
                                                                          2010   1.369       1.454       952,272
                                                                          2009   1.231       1.369     1,006,088
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
                                                                          2006   1.357       1.457        38,058
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
                                                                          2006   1.115       1.172            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
                                                                          2006   1.208       1.249        93,819
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.308       1.454       121,632

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.996       1.308       216,428
                                                                        2012   0.860       0.996       320,488
                                                                        2011   0.912       0.860       328,696
                                                                        2010   0.794       0.912       350,872
                                                                        2009   0.683       0.794       354,090
                                                                        2008   1.093       0.683       426,488
                                                                        2007   1.074       1.093       503,447
                                                                        2006   1.001       1.074       403,250
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.788       1.948        36,557
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.531       1.604            --
                                                                        2006   1.448       1.531            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.838       2.050            --
                                                                        2013   1.395       1.838            --
                                                                        2012   1.252       1.395            --
                                                                        2011   1.273       1.252            --
                                                                        2010   1.152       1.273            --
                                                                        2009   0.985       1.152            --
                                                                        2008   1.600       0.985            --
                                                                        2007   1.590       1.600            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.277       1.341        45,996
                                                                        2013   1.313       1.277       216,024
                                                                        2012   1.246       1.313       112,219
                                                                        2011   1.193       1.246       114,605
                                                                        2010   1.123       1.193       117,672
                                                                        2009   1.047       1.123       120,235
                                                                        2008   1.106       1.047        97,992
                                                                        2007   1.061       1.106       102,230
                                                                        2006   1.024       1.061       105,475
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.572       1.680            --
                                                                        2013   1.193       1.572        80,305
                                                                        2012   1.063       1.193        85,274
                                                                        2011   1.189       1.063        94,602
                                                                        2010   1.011       1.189       116,003
                                                                        2009   0.804       1.011       134,412
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.402       1.376            --
                                                                        2013   1.428       1.402            --
                                                                        2012   1.455       1.428            --
                                                                        2011   1.482       1.455        38,113
                                                                        2010   1.500       1.482        24,061
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.747       0.738            --
                                                                        2008   1.273       0.747         2,592
                                                                        2007   1.297       1.273         2,784
                                                                        2006   1.264       1.297         2,902
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.722       0.753            --
                                                                        2008   1.334       0.722            --
                                                                        2007   1.307       1.334            --
                                                                        2006   1.292       1.307            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.157       1.272            --
                                                                        2012   1.019       1.157        45,386
                                                                        2011   1.107       1.019        46,984
                                                                        2010   0.985       1.107        49,178
                                                                        2009   0.825       0.985        51,008
                                                                        2008   1.377       0.825        51,630
                                                                        2007   1.348       1.377        57,807
                                                                        2006   1.316       1.348        61,266
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.859       2.026            --
                                                                        2013   1.427       1.859            --
                                                                        2012   1.312       1.427            --
                                                                        2011   1.379       1.312            --
                                                                        2010   1.220       1.379            --
                                                                        2009   0.833       1.220            --
                                                                        2008   1.563       0.833            --
                                                                        2007   1.323       1.563            --
                                                                        2006   1.357       1.323            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.071       2.217         4,453

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.540       2.071         4,455
                                                                       2012   1.355       1.540         4,457
                                                                       2011   1.373       1.355         4,460
                                                                       2010   1.253       1.373         4,463
                                                                       2009   0.912       1.253         4,467
                                                                       2008   1.377       0.912         4,471
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920            --
                                                                       2009   0.627       0.810            --
                                                                       2008   1.073       0.627            --
                                                                       2007   1.059       1.073            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322            --
                                                                       2013   1.259       1.289            --
                                                                       2012   1.175       1.259            --
                                                                       2011   1.159       1.175            --
                                                                       2010   1.073       1.159            --
                                                                       2009   0.907       1.073            --
                                                                       2008   1.079       0.907            --
                                                                       2007   1.041       1.079            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342        27,672
                                                                       2013   1.197       1.303        27,672
                                                                       2012   1.094       1.197        27,672
                                                                       2011   1.103       1.094        27,672
                                                                       2010   1.007       1.103       434,498
                                                                       2009   0.829       1.007       448,087
                                                                       2008   1.078       0.829       448,099
                                                                       2007   1.047       1.078        27,695
                                                                       2006   1.002       1.047        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       250,633
                                                                       2013   1.122       1.299       250,722
                                                                       2012   1.009       1.122       250,821
                                                                       2011   1.042       1.009       250,931
                                                                       2010   0.938       1.042       251,052
                                                                       2009   0.755       0.938       251,179
                                                                       2008   1.078       0.755       251,316
                                                                       2007   1.053       1.078       251,440
                                                                       2006   1.002       1.053       251,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322        58,793
                                                                       2013   1.048       1.279       107,948
                                                                       2012   0.926       1.048       239,978
                                                                       2011   0.980       0.926        56,531
                                                                       2010   0.870       0.980       563,194
                                                                       2009   0.687       0.870       563,253
                                                                       2008   1.078       0.687       563,315
                                                                       2007   1.058       1.078       492,221
                                                                       2006   1.002       1.058       449,736
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.815       2.015           599
                                                                       2013   1.404       1.815        91,781
                                                                       2012   1.239       1.404        83,620
                                                                       2011   1.242       1.239       140,338
                                                                       2010   1.105       1.242       113,753
                                                                       2009   0.899       1.105       131,834
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.642       1.748       146,200
                                                                       2013   1.409       1.642       198,898
                                                                       2012   1.289       1.409       227,419
                                                                       2011   1.284       1.289       242,128
                                                                       2010   1.191       1.284       258,735
                                                                       2009   1.025       1.191       287,576
                                                                       2008   1.344       1.025       314,857
                                                                       2007   1.314       1.344       352,243
                                                                       2006   1.231       1.314       391,019
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.139       2.327            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.605
                                                                                           2012   1.402
                                                                                           2011   1.416
                                                                                           2010   1.295
                                                                                           2009   1.091
                                                                                           2008   1.472
                                                                                           2007   1.393
                                                                                           2006   1.262
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.610
                                                                                           2013   1.182
                                                                                           2012   1.014
                                                                                           2011   1.047
                                                                                           2010   0.914
                                                                                           2009   0.651
                                                                                           2008   1.143
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.403
                                                                                           2013   1.418
                                                                                           2012   1.298
                                                                                           2011   1.282
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.586
                                                                                           2013   1.212
                                                                                           2012   1.096
                                                                                           2011   1.241
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.122
                                                                                           2005   1.119
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.189
                                                                                           2008   1.156
                                                                                           2007   1.082
                                                                                           2006   1.062
                                                                                           2005   1.056
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.480
                                                                                           2007   1.366
                                                                                           2006   1.253
                                                                                           2005   1.190
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.861
                                                                                           2006   1.484
                                                                                           2005   1.348
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.855
                                                                                           2006   1.611
                                                                                           2005   1.533
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.270
                                                                                           2005   1.189
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.254
                                                                                           2005   1.223
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.254
                                                                                           2005   1.176
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.076
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.139            --
                                                                                           1.605            --
                                                                                           1.402            --
                                                                                           1.416            --
                                                                                           1.295            --
                                                                                           1.091            --
                                                                                           1.472       116,052
                                                                                           1.393        99,473
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.720        11,612
                                                                                           1.610        12,004
                                                                                           1.182        11,173
                                                                                           1.014        12,125
                                                                                           1.047        12,262
                                                                                           0.914        12,362
                                                                                           0.651        12,086
                                                                                           1.143        52,036
                                                                                           1.067        12,421
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.450            --
                                                                                           1.403         4,376
                                                                                           1.418         3,718
                                                                                           1.298         3,639
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.718       225,865
                                                                                           1.586       341,499
                                                                                           1.212       356,355
                                                                                           1.096       361,965
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       128,903
                                                                                           1.122       140,482
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.227            --
                                                                                           1.189     1,070,964
                                                                                           1.156       355,704
                                                                                           1.082       381,793
                                                                                           1.062       349,936
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.824            --
                                                                                           1.480            --
                                                                                           1.366            --
                                                                                           1.253            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.013            --
                                                                                           1.861            --
                                                                                           1.484            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.979            --
                                                                                           1.855       173,408
                                                                                           1.611       174,164
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.351            --
                                                                                           1.270       152,266
 Travelers Equity Income Subaccount (11/99)............................................... 1.316            --
                                                                                           1.254        39,678
 Travelers Large Cap Subaccount (11/99)................................................... 1.292            --
                                                                                           1.254            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.143            --
                                                                                           1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.032            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.081            --
                                                                                           1.044       125,731
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.108            --
                                                                                           1.063       406,528
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.055            --
                                                                                           1.036        26,298

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.035       1.024            --
                                                                          2005   1.040       1.035        84,690
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.365       1.448            --
                                                                          2005   1.241       1.365            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.284       1.357            --
                                                                          2005   1.269       1.284            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.194       1.231            --
                                                                          2005   1.181       1.194       367,601
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.169       1.262            --
                                                                          2005   1.119       1.169       154,706
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.417       1.626            --
                                                                          2005   1.318       1.417        84,163
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.280       1.357            --
                                                                          2005   1.231       1.280        38,066
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.115            --
                                                                          2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.197       1.208            --
                                                                          2005   1.176       1.197        89,190
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.211       1.263            --
                                                                          2005   1.209       1.211            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304            --
                                                                          2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.268            --
                                                                          2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.219       1.264            --
                                                                          2005   1.152       1.219         3,010



                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.153           --
                                                                         2006   1.000       1.078           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.043       1.094           --
                                                                         2005   1.000       1.043           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.247       0.624           --
                                                                         2007   1.087       1.247           --
                                                                         2006   1.077       1.087           --
                                                                         2005   1.000       1.077           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.011       1.056           --
                                                                         2005   1.000       1.011           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.159       1.130           --
                                                                         2005   1.000       1.159           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.880       1.888       71,563

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.484       1.880      103,400
                                                                              2012   1.234       1.484      119,189
                                                                              2011   1.380       1.234      121,660
                                                                              2010   1.259       1.380      163,482
                                                                              2009   0.901       1.259      176,849
                                                                              2008   1.491       0.901      190,852
                                                                              2007   1.324       1.491      234,135
                                                                              2006   1.120       1.324      217,417
                                                                              2005   1.000       1.120      179,303
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.660       1.767      178,419
                                                                              2013   1.300       1.660      230,441
                                                                              2012   1.124       1.300      258,562
                                                                              2011   1.197       1.124      287,943
                                                                              2010   1.028       1.197      395,185
                                                                              2009   0.751       1.028      443,485
                                                                              2008   1.367       0.751      454,456
                                                                              2007   1.240       1.367      508,618
                                                                              2006   1.147       1.240      504,864
                                                                              2005   1.000       1.147      366,448
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.516       1.646      216,802
                                                                              2013   1.157       1.516      320,493
                                                                              2012   1.004       1.157      356,278
                                                                              2011   1.042       1.004      366,670
                                                                              2010   0.953       1.042      435,351
                                                                              2009   0.740       0.953      453,586
                                                                              2008   1.214       0.740      455,837
                                                                              2007   1.178       1.214      512,162
                                                                              2006   1.042       1.178      512,988
                                                                              2005   1.000       1.042      429,313
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.169       1.156           --
                                                                              2005   1.000       1.169           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.087       1.415           --
                                                                              2005   1.000       1.087       75,854
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.080       1.173           --
                                                                              2005   1.000       1.080           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.106       1.232           --
                                                                              2005   1.000       1.106           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.732       1.900        7,714
                                                                              2013   1.346       1.732       16,039
                                                                              2012   1.179       1.346       22,311
                                                                              2011   1.234       1.179       22,323
                                                                              2010   1.074       1.234       22,341
                                                                              2009   0.807       1.074       22,361
                                                                              2008   1.433       0.807       22,381
                                                                              2007   1.243       1.433       14,639
                                                                              2006   1.136       1.243       14,645
                                                                              2005   1.000       1.136        9,435
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   1.914       1.991        6,203
                                                                              2013   1.436       1.914        6,345
                                                                              2012   1.277       1.436        7,019
                                                                              2011   1.460       1.277        7,062
                                                                              2010   1.158       1.460       25,044
                                                                              2009   0.844       1.158       63,475
                                                                              2008   1.425       0.844       67,388
                                                                              2007   1.259       1.425       85,363
                                                                              2006   1.142       1.259       85,825
                                                                              2005   1.000       1.142       33,594
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.561       1.602       76,816

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.396       1.561        77,662
                                                                                   2012   1.263       1.396        78,718
                                                                                   2011   1.258       1.263        98,725
                                                                                   2010   1.138       1.258       125,752
                                                                                   2009   0.855       1.138       126,387
                                                                                   2008   1.239       0.855       123,003
                                                                                   2007   1.217       1.239       108,064
                                                                                   2006   1.049       1.217       108,091
                                                                                   2005   1.000       1.049        43,904
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.083       1.258            --
                                                                                   2005   1.000       1.083       162,991
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.682       1.773         4,581
                                                                                   2013   1.241       1.682        13,434
                                                                                   2012   1.141       1.241        14,034
                                                                                   2011   1.222       1.141        14,097
                                                                                   2010   0.976       1.222        14,627
                                                                                   2009   0.693       0.976        15,224
                                                                                   2008   1.227       0.693        15,264
                                                                                   2007   1.125       1.227        14,539
                                                                                   2006   1.055       1.125        14,820
                                                                                   2005   1.000       1.055        14,565
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   1.924       1.748            --
                                                                                   2007   1.523       1.924        68,269
                                                                                   2006   1.211       1.523        50,743
                                                                                   2005   1.000       1.211        13,648
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.489       1.299        18,337
                                                                                   2013   1.234       1.489        30,536
                                                                                   2012   1.064       1.234        44,636
                                                                                   2011   1.214       1.064        47,749
                                                                                   2010   1.141       1.214        65,068
                                                                                   2009   0.849       1.141       110,227
                                                                                   2008   1.451       0.849       126,501
                                                                                   2007   1.281       1.451       143,619
                                                                                   2006   1.075       1.281       140,740
                                                                                   2005   1.000       1.075        34,061
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.065       1.273            --
                                                                                   2005   1.000       1.065         9,151
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.027       2.233            --
                                                                                   2013   1.565       2.027            --
                                                                                   2012   1.363       1.565            --
                                                                                   2011   1.413       1.363            --
                                                                                   2010   1.147       1.413            --
                                                                                   2009   0.809       1.147            --
                                                                                   2008   1.469       0.809            --
                                                                                   2007   1.230       1.469            --
                                                                                   2006   1.107       1.230            --
                                                                                   2005   1.000       1.107            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.032       1.155            --
                                                                                   2005   1.000       1.032            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.101       1.171            --
                                                                                   2006   1.046       1.101            --
                                                                                   2005   1.000       1.046            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.839       0.888            --
                                                                                   2009   0.707       0.839       264,490
                                                                                   2008   1.229       0.707       265,582
                                                                                   2007   1.194       1.229       286,954
                                                                                   2006   1.056       1.194       282,605
                                                                                   2005   1.000       1.056       219,327
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.898       2.243        10,482

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.309       1.898        11,905
                                                                                  2012   1.124       1.309        18,545
                                                                                  2011   1.118       1.124        20,960
                                                                                  2010   0.911       1.118        34,816
                                                                                  2009   0.690       0.911        37,114
                                                                                  2008   1.181       0.690        32,897
                                                                                  2007   1.186       1.181        34,148
                                                                                  2006   1.111       1.186        18,791
                                                                                  2005   1.000       1.111         2,899
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.443       1.450            --
                                                                                  2013   1.113       1.443            --
                                                                                  2012   0.987       1.113         3,441
                                                                                  2011   1.072       0.987         6,218
                                                                                  2010   0.937       1.072         6,227
                                                                                  2009   0.738       0.937         6,238
                                                                                  2008   1.186       0.738         6,249
                                                                                  2007   1.194       1.186         6,258
                                                                                  2006   1.042       1.194         6,270
                                                                                  2005   1.000       1.042         3,545
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.633       1.779            --
                                                                                  2013   1.281       1.633         8,376
                                                                                  2012   1.126       1.281         8,376
                                                                                  2011   1.118       1.126         8,376
                                                                                  2010   1.012       1.118        32,382
                                                                                  2009   0.844       1.012        32,395
                                                                                  2008   1.218       0.844         8,387
                                                                                  2007   1.145       1.218         8,391
                                                                                  2006   1.016       1.145         8,391
                                                                                  2005   1.000       1.016         9,599
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.801       0.788            --
                                                                                  2008   1.157       0.801        25,337
                                                                                  2007   1.160       1.157        25,337
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.006       1.062            --
                                                                                  2010   0.910       1.006       110,722
                                                                                  2009   0.661       0.910       110,817
                                                                                  2008   1.165       0.661       110,912
                                                                                  2007   1.166       1.165       157,151
                                                                                  2006   1.046       1.166       329,355
                                                                                  2005   1.000       1.046       319,415
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.093       1.187            --
                                                                                  2010   0.996       1.093            --
                                                                                  2009   0.831       0.996            --
                                                                                  2008   1.186       0.831            --
                                                                                  2007   1.136       1.186            --
                                                                                  2006   0.982       1.136            --
                                                                                  2005   1.000       0.982            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.607       1.791            --
                                                                                  2013   1.300       1.607            --
                                                                                  2012   1.161       1.300            --
                                                                                  2011   1.183       1.161            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.424       1.586        73,999
                                                                                  2013   1.155       1.424       144,802
                                                                                  2012   1.032       1.155       266,450
                                                                                  2011   0.977       1.032       272,001
                                                                                  2010   0.888       0.977       277,962
                                                                                  2009   0.738       0.888       284,427
                                                                                  2008   1.156       0.738       284,534
                                                                                  2007   1.119       1.156       284,544
                                                                                  2006   1.032       1.119       284,552
                                                                                  2005   1.000       1.032       211,715
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.617       1.809            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.196
                                                                                           2012   1.013
                                                                                           2011   1.039
                                                                                           2010   0.964
                                                                                           2009   0.690
                                                                                           2008   1.121
                                                                                           2007   1.086
                                                                                           2006   1.058
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.571
                                                                                           2013   1.210
                                                                                           2012   1.058
                                                                                           2011   1.028
                                                                                           2010   0.957
                                                                                           2009   0.783
                                                                                           2008   1.240
                                                                                           2007   1.217
                                                                                           2006   1.049
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   1.901
                                                                                           2013   1.410
                                                                                           2012   1.219
                                                                                           2011   1.293
                                                                                           2010   1.076
                                                                                           2009   0.806
                                                                                           2008   1.269
                                                                                           2007   1.208
                                                                                           2006   1.072
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.166
                                                                                           2013   1.501
                                                                                           2012   1.281
                                                                                           2011   1.288
                                                                                           2010   1.049
                                                                                           2009   0.749
                                                                                           2008   1.287
                                                                                           2007   1.192
                                                                                           2006   1.078
                                                                                           2005   1.000
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.734
                                                                                           2008   1.196
                                                                                           2007   1.162
                                                                                           2006   1.029
                                                                                           2005   1.000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.001
                                                                                           2010   0.984
                                                                                           2009   0.779
                                                                                           2008   1.404
                                                                                           2007   1.346
                                                                                           2006   1.090
                                                                                           2005   1.000
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.124
                                                                                           2006   1.021
                                                                                           2005   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.973
                                                                                           2010   0.908
                                                                                           2009   0.789
                                                                                           2008   1.020
                                                                                           2007   1.025
                                                                                           2006   1.004
                                                                                           2005   1.000
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.121



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.617       16,859
                                                                                           1.196       18,740
                                                                                           1.013       20,915
                                                                                           1.039       23,137
                                                                                           0.964       25,534
                                                                                           0.690       25,545
                                                                                           1.121       35,844
                                                                                           1.086       35,852
                                                                                           1.058       35,861
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 1.722        2,643
                                                                                           1.571        2,645
                                                                                           1.210        2,648
                                                                                           1.058        2,651
                                                                                           1.028        2,655
                                                                                           0.957        2,659
                                                                                           0.783        2,663
                                                                                           1.240        2,667
                                                                                           1.217        2,670
                                                                                           1.049        2,673
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.016           --
                                                                                           1.901           --
                                                                                           1.410           --
                                                                                           1.219        2,719
                                                                                           1.293        2,725
                                                                                           1.076        2,731
                                                                                           0.806        2,737
                                                                                           1.269        2,743
                                                                                           1.208        2,751
                                                                                           1.072        2,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.212           --
                                                                                           2.166           --
                                                                                           1.501           --
                                                                                           1.281           --
                                                                                           1.288           --
                                                                                           1.049       29,903
                                                                                           0.749       29,903
                                                                                           1.287       41,790
                                                                                           1.192           --
                                                                                           1.078           --
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.713           --
                                                                                           0.734       11,922
                                                                                           1.196       11,929
                                                                                           1.162       11,936
                                                                                           1.029        8,096
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.868           --
                                                                                           1.001           --
                                                                                           0.984           --
                                                                                           0.779           --
                                                                                           1.404           --
                                                                                           1.346           --
                                                                                           1.090           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.142           --
                                                                                           1.124       25,337
                                                                                           1.021           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.961           --
                                                                                           0.973           --
                                                                                           0.908           --
                                                                                           0.789       10,595
                                                                                           1.020       10,595
                                                                                           1.025       10,595
                                                                                           1.004       10,595
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.142           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.025       1.121            --
                                                                          2009   0.875       1.025            --
                                                                          2008   1.033       0.875            --
                                                                          2007   1.032       1.033            --
                                                                          2006   0.998       1.032            --
                                                                          2005   1.000       0.998            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.646       1.610            --
                                                                          2013   1.536       1.646        17,204
                                                                          2012   1.328       1.536        19,124
                                                                          2011   1.322       1.328        21,343
                                                                          2010   1.155       1.322        23,611
                                                                          2009   0.736       1.155        26,057
                                                                          2008   1.072       0.736        26,068
                                                                          2007   1.089       1.072        36,578
                                                                          2006   1.000       1.089        36,587
                                                                          2005   1.000       1.000        36,596
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.055       1.049            --
                                                                          2009   1.073       1.055        11,379
                                                                          2008   1.066       1.073        97,939
                                                                          2007   1.036       1.066            --
                                                                          2006   1.009       1.036            --
                                                                          2005   1.000       1.009            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.201       1.259            --
                                                                          2006   1.036       1.201            --
                                                                          2005   1.000       1.036            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.217       1.278            --
                                                                          2006   1.049       1.217            --
                                                                          2005   1.000       1.049            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.194       1.273            --
                                                                          2006   1.078       1.194        41,796
                                                                          2005   1.000       1.078            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.182       1.227            --
                                                                          2006   1.027       1.182       115,957
                                                                          2005   1.000       1.027       108,174
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.185       1.305            --
                                                                          2006   1.076       1.185        55,177
                                                                          2005   1.000       1.076        52,974
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
                                                                          2006   1.003       1.218        92,204
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
                                                                          2006   1.156       1.183            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.837       1.702        33,442

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.431       1.837        43,971
                                                                               2012   1.127       1.431        53,017
                                                                               2011   1.335       1.127        50,090
                                                                               2010   1.166       1.335        60,963
                                                                               2009   0.764       1.166        61,576
                                                                               2008   1.314       0.764        73,965
                                                                               2007   1.351       1.314        70,077
                                                                               2006   1.229       1.351        50,924
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.318       1.418         1,265
                                                                               2013   1.031       1.318        13,266
                                                                               2012   0.916       1.031        23,713
                                                                               2011   0.970       0.916        26,648
                                                                               2010   0.787       0.970        27,519
                                                                               2009   0.634       0.787        28,499
                                                                               2008   1.056       0.634        43,072
                                                                               2007   1.070       1.056        61,135
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.167       2.300            --
                                                                               2013   1.572       2.167            --
                                                                               2012   1.352       1.572            --
                                                                               2011   1.389       1.352            --
                                                                               2010   1.120       1.389            --
                                                                               2009   0.850       1.120            --
                                                                               2008   1.411       0.850            --
                                                                               2007   1.291       1.411            --
                                                                               2006   1.304       1.291            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.868       1.918            --
                                                                               2013   1.429       1.868            --
                                                                               2012   1.259       1.429            --
                                                                               2011   1.428       1.259            --
                                                                               2010   1.217       1.428            --
                                                                               2009   0.961       1.217            --
                                                                               2008   1.310       0.961            --
                                                                               2007   1.348       1.310            --
                                                                               2006   1.268       1.348            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.702       0.666            --
                                                                               2008   1.247       0.702            --
                                                                               2007   1.135       1.247            --
                                                                               2006   1.152       1.135            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.082       1.082            --
                                                                               2013   1.019       1.082            --
                                                                               2012   0.850       1.019       226,271
                                                                               2011   0.930       0.850       238,640
                                                                               2010   0.891       0.930       256,362
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
                                                                               2006   1.003       1.027        15,933
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.397       1.281        32,814
                                                                               2013   1.498       1.397        34,884
                                                                               2012   1.284       1.498        33,009
                                                                               2011   1.610       1.284        28,255
                                                                               2010   1.327       1.610        35,260
                                                                               2009   0.801       1.327        53,438
                                                                               2008   1.751       0.801        60,100
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.455       1.328            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.243       1.455            --
                                                                          2012   1.086       1.243            --
                                                                          2011   1.239       1.086            --
                                                                          2010   1.134       1.239            --
                                                                          2009   0.878       1.134            --
                                                                          2008   1.553       0.878            --
                                                                          2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.062       1.149            --
                                                                          2012   1.028       1.062            --
                                                                          2011   1.106       1.028            --
                                                                          2010   0.917       1.106            --
                                                                          2009   0.684       0.917            --
                                                                          2008   1.129       0.684            --
                                                                          2007   1.277       1.129            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.725       1.709            --
                                                                          2013   1.264       1.725            --
                                                                          2012   1.179       1.264            --
                                                                          2011   1.291       1.179            --
                                                                          2010   0.996       1.291            --
                                                                          2009   0.646       0.996            --
                                                                          2008   1.166       0.646            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
                                                                          2006   0.996       1.049        19,087
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.428       1.460        87,274
                                                                          2013   1.484       1.428       106,005
                                                                          2012   1.384       1.484       155,289
                                                                          2011   1.367       1.384       159,679
                                                                          2010   1.288       1.367       157,243
                                                                          2009   1.158       1.288       158,737
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
                                                                          2006   1.110       1.191            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
                                                                          2006   1.115       1.171            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
                                                                          2006   1.018       1.052        34,623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.303       1.448        72,642

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.992       1.303       123,947
                                                                        2012   0.857       0.992       175,612
                                                                        2011   0.910       0.857       211,856
                                                                        2010   0.793       0.910       327,333
                                                                        2009   0.683       0.793       339,760
                                                                        2008   1.093       0.683       368,040
                                                                        2007   1.074       1.093       403,059
                                                                        2006   1.001       1.074       231,203
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.452       1.580            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.225       1.283            --
                                                                        2006   1.159       1.225            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.465       1.634            --
                                                                        2013   1.113       1.465            --
                                                                        2012   1.000       1.113            --
                                                                        2011   1.017       1.000            --
                                                                        2010   0.920       1.017            --
                                                                        2009   0.787       0.920            --
                                                                        2008   1.279       0.787            --
                                                                        2007   1.272       1.279            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.218       1.278        68,185
                                                                        2013   1.253       1.218        71,161
                                                                        2012   1.189       1.253        84,822
                                                                        2011   1.139       1.189        69,652
                                                                        2010   1.073       1.139        41,554
                                                                        2009   1.000       1.073        40,453
                                                                        2008   1.057       1.000        33,583
                                                                        2007   1.016       1.057        31,117
                                                                        2006   0.980       1.016        31,116
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.335       1.426        16,404
                                                                        2013   1.014       1.335        14,657
                                                                        2012   0.903       1.014        14,667
                                                                        2011   1.011       0.903        14,679
                                                                        2010   0.860       1.011        14,692
                                                                        2009   0.684       0.860        14,707
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.145       1.124        75,735
                                                                        2013   1.167       1.145            --
                                                                        2012   1.190       1.167            --
                                                                        2011   1.212       1.190       123,174
                                                                        2010   1.228       1.212            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.657       0.649            --
                                                                        2008   1.120       0.657            --
                                                                        2007   1.142       1.120            --
                                                                        2006   1.114       1.142            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.620       0.646            --
                                                                        2008   1.144       0.620        15,184
                                                                        2007   1.122       1.144            --
                                                                        2006   1.109       1.122            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.948       1.042            --
                                                                        2012   0.835       0.948        19,023
                                                                        2011   0.908       0.835        21,230
                                                                        2010   0.809       0.908        23,486
                                                                        2009   0.677       0.809        25,918
                                                                        2008   1.132       0.677        25,930
                                                                        2007   1.108       1.132        36,384
                                                                        2006   1.082       1.108        36,393
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.512       1.647            --
                                                                        2013   1.162       1.512         2,593
                                                                        2012   1.068       1.162        10,084
                                                                        2011   1.124       1.068        19,874
                                                                        2010   0.994       1.124        42,868
                                                                        2009   0.679       0.994        43,614
                                                                        2008   1.275       0.679        44,987
                                                                        2007   1.080       1.275        46,380
                                                                        2006   1.108       1.080        38,929
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.787       1.912            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.329       1.787        10,676
                                                                       2012   1.170       1.329        10,682
                                                                       2011   1.187       1.170        10,689
                                                                       2010   1.083       1.187        10,696
                                                                       2009   0.789       1.083        10,704
                                                                       2008   1.192       0.789        10,713
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                       2010   0.808       0.917            --
                                                                       2009   0.626       0.808            --
                                                                       2008   1.072       0.626            --
                                                                       2007   1.058       1.072            --
                                                                       2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.284       1.316            --
                                                                       2013   1.255       1.284            --
                                                                       2012   1.171       1.255            --
                                                                       2011   1.156       1.171            --
                                                                       2010   1.071       1.156            --
                                                                       2009   0.905       1.071            --
                                                                       2008   1.078       0.905            --
                                                                       2007   1.041       1.078            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.298       1.336       269,066
                                                                       2013   1.193       1.298       269,096
                                                                       2012   1.091       1.193       269,129
                                                                       2011   1.100       1.091       249,695
                                                                       2010   1.005       1.100       262,190
                                                                       2009   0.828       1.005       262,197
                                                                       2008   1.077       0.828       262,206
                                                                       2007   1.047       1.077       262,214
                                                                       2006   1.002       1.047       262,221
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.294       1.334            --
                                                                       2013   1.118       1.294            --
                                                                       2012   1.006       1.118            --
                                                                       2011   1.040       1.006            --
                                                                       2010   0.937       1.040       140,681
                                                                       2009   0.754       0.937       142,369
                                                                       2008   1.077       0.754        85,409
                                                                       2007   1.052       1.077        53,095
                                                                       2006   1.002       1.052        90,721
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.274       1.316       188,900
                                                                       2013   1.045       1.274       199,445
                                                                       2012   0.923       1.045       211,312
                                                                       2011   0.978       0.923       222,989
                                                                       2010   0.869       0.978       133,126
                                                                       2009   0.686       0.869       149,081
                                                                       2008   1.077       0.686       149,081
                                                                       2007   1.057       1.077       149,081
                                                                       2006   1.002       1.057       149,081
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.485       1.648            --
                                                                       2013   1.149       1.485            --
                                                                       2012   1.015       1.149            --
                                                                       2011   1.017       1.015            --
                                                                       2010   0.906       1.017        11,907
                                                                       2009   0.738       0.906        11,914
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.386       1.474        11,761
                                                                       2013   1.189       1.386        30,494
                                                                       2012   1.088       1.189        40,159
                                                                       2011   1.085       1.088        45,878
                                                                       2010   1.007       1.085        83,771
                                                                       2009   0.867       1.007        90,757
                                                                       2008   1.137       0.867       114,484
                                                                       2007   1.113       1.137       113,886
                                                                       2006   1.043       1.113       113,928
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.122       2.308            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.594
                                                                                           2012   1.393
                                                                                           2011   1.407
                                                                                           2010   1.287
                                                                                           2009   1.086
                                                                                           2008   1.305
                                                                                           2007   1.236
                                                                                           2006   1.120
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.604
                                                                                           2013   1.178
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.912
                                                                                           2009   0.650
                                                                                           2008   1.142
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.249
                                                                                           2013   1.263
                                                                                           2012   1.157
                                                                                           2011   1.143
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.352
                                                                                           2013   1.033
                                                                                           2012   0.935
                                                                                           2011   1.060
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.981
                                                                                           2006   0.993
                                                                                           2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.119
                                                                                           2008   1.088
                                                                                           2007   1.020
                                                                                           2006   1.001
                                                                                           2005   1.000
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.262
                                                                                           2007   1.166
                                                                                           2006   1.070
                                                                                           2005   1.000
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
                                                                                           2006   1.099
                                                                                           2005   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.216
                                                                                           2006   1.056
                                                                                           2005   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.083
                                                                                           2005   1.000
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.031
                                                                                           2005   1.000
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.077
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.122            --
                                                                                           1.594            --
                                                                                           1.393            --
                                                                                           1.407            --
                                                                                           1.287            --
                                                                                           1.086            --
                                                                                           1.305        74,165
                                                                                           1.236        44,940
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.712            --
                                                                                           1.604            --
                                                                                           1.178            --
                                                                                           1.012            --
                                                                                           1.045         7,016
                                                                                           0.912         7,055
                                                                                           0.650         7,646
                                                                                           1.142         8,319
                                                                                           1.067            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.291            --
                                                                                           1.249            --
                                                                                           1.263            --
                                                                                           1.157            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.464            --
                                                                                           1.352        20,314
                                                                                           1.033        20,347
                                                                                           0.935        20,386
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.999            --
                                                                                           0.981        18,714
                                                                                           0.993        19,964
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.155            --
                                                                                           1.119       126,037
                                                                                           1.088       139,474
                                                                                           1.020       138,731
                                                                                           1.001        96,251
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.702            --
                                                                                           1.262            --
                                                                                           1.166            --
                                                                                           1.070            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490            --
                                                                                           1.377            --
                                                                                           1.099            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.297            --
                                                                                           1.216        39,275
                                                                                           1.056        13,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.152            --
                                                                                           1.083            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.082            --
                                                                                           1.031        36,401
 Travelers Large Cap Subaccount (11/99)................................................... 1.109            --
                                                                                           1.077            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.142            --
                                                                                           1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.032            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.080            --
                                                                                           1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.108            --
                                                                                           1.063            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.055            --
                                                                                           1.036       245,223

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   0.991       0.980           --
                                                                          2005   1.000       0.991           --
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.092       1.159           --
                                                                          2005   1.000       1.092           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.048       1.108           --
                                                                          2005   1.000       1.048       29,365
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.011       1.043           --
                                                                          2005   1.000       1.011       89,349
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.038       1.120           --
                                                                          2005   1.000       1.038           --
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.071       1.229           --
                                                                          2005   1.000       1.071       47,400
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.047       1.110           --
                                                                          2005   1.000       1.047           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.060       1.115           --
                                                                          2005   1.000       1.060           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.009       1.018           --
                                                                          2005   1.000       1.009       30,613
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.046       1.090           --
                                                                          2005   1.000       1.046           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304           --
                                                                          2005   1.000       1.134           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.268           --
                                                                          2005   1.000       1.106           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.074       1.114           --
                                                                          2005   1.000       1.074           --



                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152    --
                                                                         2006   1.000       1.077    --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330    --
                                                                         2005   1.224       1.268    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.537       1.464    --
                                                                         2007   1.340       1.537    --
                                                                         2006   1.329       1.340    --
                                                                         2005   1.257       1.329    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.391       1.452    --
                                                                         2005   1.356       1.391    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334    --
                                                                         2005   1.217       1.370    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712    --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.136       2.704           --
                                                                              2012   1.778       2.136           --
                                                                              2011   1.991       1.778       30,746
                                                                              2010   1.818       1.991       30,746
                                                                              2009   1.303       1.818       30,746
                                                                              2008   2.158       1.303       35,116
                                                                              2007   1.917       2.158       35,121
                                                                              2006   1.624       1.917       35,126
                                                                              2005   1.452       1.624       33,966
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.323       2.471       40,693
                                                                              2013   1.822       2.323       40,693
                                                                              2012   1.577       1.822       40,693
                                                                              2011   1.680       1.577       40,693
                                                                              2010   1.444       1.680       40,693
                                                                              2009   1.057       1.444       40,693
                                                                              2008   1.925       1.057       45,090
                                                                              2007   1.748       1.925       45,095
                                                                              2006   1.618       1.748       45,099
                                                                              2005   1.420       1.618       43,539
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.042       2.214           --
                                                                              2013   1.560       2.042           --
                                                                              2012   1.355       1.560           --
                                                                              2011   1.408       1.355           --
                                                                              2010   1.289       1.408           --
                                                                              2009   1.002       1.289           --
                                                                              2008   1.645       1.002       17,453
                                                                              2007   1.598       1.645       17,467
                                                                              2006   1.415       1.598       17,480
                                                                              2005   1.364       1.415       17,494
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.610       1.591           --
                                                                              2005   1.389       1.610        3,713
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.787       2.323           --
                                                                              2005   1.701       1.787           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410           --
                                                                              2005   1.202       1.298           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442           --
                                                                              2005   1.200       1.295           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678           --
                                                                              2013   1.901       2.444           --
                                                                              2012   1.668       1.901           --
                                                                              2011   1.747       1.668           --
                                                                              2010   1.522       1.747           --
                                                                              2009   1.145       1.522           --
                                                                              2008   2.035       1.145           --
                                                                              2007   1.767       2.035           --
                                                                              2006   1.615       1.767           --
                                                                              2005   1.410       1.615           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.142       3.266           --
                                                                              2013   2.359       3.142           --
                                                                              2012   2.101       2.359           --
                                                                              2011   2.405       2.101           --
                                                                              2010   1.908       2.405           --
                                                                              2009   1.393       1.908           --
                                                                              2008   2.353       1.393           --
                                                                              2007   2.082       2.353           --
                                                                              2006   1.889       2.082           --
                                                                              2005   1.633       1.889       18,885
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.548       1.587           --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.386       1.548           --
                                                                                   2012   1.255       1.386           --
                                                                                   2011   1.250       1.255           --
                                                                                   2010   1.132       1.250           --
                                                                                   2009   0.852       1.132           --
                                                                                   2008   1.236       0.852           --
                                                                                   2007   1.215       1.236           --
                                                                                   2006   1.048       1.215           --
                                                                                   2005   1.000       1.048           --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.459       1.693           --
                                                                                   2005   1.347       1.459        3,077
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.314       2.438           --
                                                                                   2013   1.709       2.314           --
                                                                                   2012   1.573       1.709           --
                                                                                   2011   1.686       1.573           --
                                                                                   2010   1.348       1.686           --
                                                                                   2009   0.958       1.348           --
                                                                                   2008   1.699       0.958           --
                                                                                   2007   1.558       1.699           --
                                                                                   2006   1.463       1.558           --
                                                                                   2005   1.424       1.463           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.490       3.171           --
                                                                                   2007   2.765       3.490           --
                                                                                   2006   2.202       2.765           --
                                                                                   2005   1.763       2.202           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.211       1.926           --
                                                                                   2013   1.834       2.211           --
                                                                                   2012   1.583       1.834       21,921
                                                                                   2011   1.807       1.583       21,921
                                                                                   2010   1.700       1.807       21,921
                                                                                   2009   1.266       1.700       21,921
                                                                                   2008   2.166       1.266       21,921
                                                                                   2007   1.914       2.166       21,921
                                                                                   2006   1.608       1.914       21,921
                                                                                   2005   1.489       1.608           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.535       1.833           --
                                                                                   2005   1.438       1.535           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.060       3.367           --
                                                                                   2013   2.364       3.060           --
                                                                                   2012   2.062       2.364           --
                                                                                   2011   2.139       2.062           --
                                                                                   2010   1.738       2.139           --
                                                                                   2009   1.228       1.738           --
                                                                                   2008   2.231       1.228           --
                                                                                   2007   1.870       2.231           --
                                                                                   2006   1.684       1.870           --
                                                                                   2005   1.533       1.684           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708           --
                                                                                   2005   1.498       1.527           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485           --
                                                                                   2006   1.328       1.397           --
                                                                                   2005   1.274       1.328           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172           --
                                                                                   2009   0.936       1.108           --
                                                                                   2008   1.627       0.936           --
                                                                                   2007   1.582       1.627           --
                                                                                   2006   1.401       1.582           --
                                                                                   2005   1.341       1.401           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959           --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.731       2.507           --
                                                                                  2012   1.488       1.731           --
                                                                                  2011   1.481       1.488           --
                                                                                  2010   1.209       1.481           --
                                                                                  2009   0.916       1.209           --
                                                                                  2008   1.569       0.916       12,081
                                                                                  2007   1.577       1.569       11,855
                                                                                  2006   1.479       1.577       10,527
                                                                                  2005   1.351       1.479       10,534
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.965       1.973           --
                                                                                  2013   1.517       1.965        3,394
                                                                                  2012   1.346       1.517        3,542
                                                                                  2011   1.464       1.346        3,556
                                                                                  2010   1.281       1.464        3,434
                                                                                  2009   1.010       1.281        3,347
                                                                                  2008   1.625       1.010        9,886
                                                                                  2007   1.637       1.625        9,575
                                                                                  2006   1.430       1.637           --
                                                                                  2005   1.392       1.430           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.073       2.256           --
                                                                                  2013   1.627       2.073           --
                                                                                  2012   1.432       1.627           --
                                                                                  2011   1.424       1.432           --
                                                                                  2010   1.289       1.424           --
                                                                                  2009   1.077       1.289           --
                                                                                  2008   1.555       1.077           --
                                                                                  2007   1.463       1.555           --
                                                                                  2006   1.300       1.463           --
                                                                                  2005   1.272       1.300           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.011       0.993           --
                                                                                  2008   1.461       1.011           --
                                                                                  2007   1.465       1.461           --
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.289       1.360           --
                                                                                  2010   1.167       1.289           --
                                                                                  2009   0.849       1.167           --
                                                                                  2008   1.497       0.849           --
                                                                                  2007   1.500       1.497           --
                                                                                  2006   1.347       1.500           --
                                                                                  2005   1.305       1.347           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.281       1.390           --
                                                                                  2010   1.168       1.281           --
                                                                                  2009   0.976       1.168           --
                                                                                  2008   1.394       0.976           --
                                                                                  2007   1.336       1.394           --
                                                                                  2006   1.156       1.336           --
                                                                                  2005   1.181       1.156           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090           --
                                                                                  2013   1.520       1.877           --
                                                                                  2012   1.358       1.520           --
                                                                                  2011   1.385       1.358           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876           --
                                                                                  2013   1.369       1.687           --
                                                                                  2012   1.225       1.369           --
                                                                                  2011   1.160       1.225           --
                                                                                  2010   1.055       1.160           --
                                                                                  2009   0.878       1.055           --
                                                                                  2008   1.377       0.878           --
                                                                                  2007   1.334       1.377           --
                                                                                  2006   1.231       1.334           --
                                                                                  2005   1.205       1.231           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353           --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.559
                                                                                           2012   1.321
                                                                                           2011   1.357
                                                                                           2010   1.260
                                                                                           2009   0.903
                                                                                           2008   1.469
                                                                                           2007   1.424
                                                                                           2006   1.388
                                                                                           2005   1.346
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.088
                                                                                           2013   1.609
                                                                                           2012   1.410
                                                                                           2011   1.370
                                                                                           2010   1.277
                                                                                           2009   1.046
                                                                                           2008   1.658
                                                                                           2007   1.628
                                                                                           2006   1.405
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.511
                                                                                           2013   1.865
                                                                                           2012   1.614
                                                                                           2011   1.714
                                                                                           2010   1.427
                                                                                           2009   1.070
                                                                                           2008   1.687
                                                                                           2007   1.607
                                                                                           2006   1.428
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.275
                                                                                           2013   2.272
                                                                                           2012   1.941
                                                                                           2011   1.953
                                                                                           2010   1.592
                                                                                           2009   1.137
                                                                                           2008   1.957
                                                                                           2007   1.815
                                                                                           2006   1.642
                                                                                           2005   1.597
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.950
                                                                                           2008   1.551
                                                                                           2007   1.509
                                                                                           2006   1.337
                                                                                           2005   1.308
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.424
                                                                                           2010   1.401
                                                                                           2009   1.111
                                                                                           2008   2.003
                                                                                           2007   1.922
                                                                                           2006   1.558
                                                                                           2005   1.423
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.421
                                                                                           2006   1.291
                                                                                           2005   1.272
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.958
                                                                                           2010   0.895
                                                                                           2009   0.777
                                                                                           2008   1.006
                                                                                           2007   1.013
                                                                                           2006   0.993
                                                                                           2005   0.989
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.301



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.106    --
                                                                                           1.559    --
                                                                                           1.321    --
                                                                                           1.357    --
                                                                                           1.260    --
                                                                                           0.903    --
                                                                                           1.469    --
                                                                                           1.424    --
                                                                                           1.388    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.287    --
                                                                                           2.088    --
                                                                                           1.609    --
                                                                                           1.410    --
                                                                                           1.370    --
                                                                                           1.277    --
                                                                                           1.046    --
                                                                                           1.658    --
                                                                                           1.628    --
                                                                                           1.405    --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.661    --
                                                                                           2.511    --
                                                                                           1.865    --
                                                                                           1.614    --
                                                                                           1.714    --
                                                                                           1.427    --
                                                                                           1.070    --
                                                                                           1.687    --
                                                                                           1.607    --
                                                                                           1.428    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.341    --
                                                                                           3.275    --
                                                                                           2.272    --
                                                                                           1.941    --
                                                                                           1.953    --
                                                                                           1.592    --
                                                                                           1.137    --
                                                                                           1.957    --
                                                                                           1.815    --
                                                                                           1.642    --
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.924    --
                                                                                           0.950    --
                                                                                           1.551    --
                                                                                           1.509    --
                                                                                           1.337    --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.531    --
                                                                                           1.424    --
                                                                                           1.401    --
                                                                                           1.111    --
                                                                                           2.003    --
                                                                                           1.922    --
                                                                                           1.558    --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.443    --
                                                                                           1.421    --
                                                                                           1.291    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.945    --
                                                                                           0.958    --
                                                                                           0.895    --
                                                                                           0.777    --
                                                                                           1.006    --
                                                                                           1.013    --
                                                                                           0.993    --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.325    --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.190       1.301           --
                                                                          2009   1.018       1.190           --
                                                                          2008   1.202       1.018           --
                                                                          2007   1.202       1.202           --
                                                                          2006   1.164       1.202           --
                                                                          2005   1.158       1.164           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.239       2.187           --
                                                                          2013   2.091       2.239           --
                                                                          2012   1.810       2.091           --
                                                                          2011   1.803       1.810           --
                                                                          2010   1.578       1.803           --
                                                                          2009   1.006       1.578           --
                                                                          2008   1.466       1.006        5,732
                                                                          2007   1.491       1.466        5,736
                                                                          2006   1.371       1.491        5,740
                                                                          2005   1.363       1.371        5,744
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.024       1.017           --
                                                                          2009   1.042       1.024           --
                                                                          2008   1.037       1.042           --
                                                                          2007   1.008       1.037           --
                                                                          2006   0.983       1.008           --
                                                                          2005   0.975       0.983           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.640       1.718           --
                                                                          2006   1.417       1.640        9,474
                                                                          2005   1.389       1.417        9,670
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.591       1.670           --
                                                                          2006   1.372       1.591           --
                                                                          2005   1.314       1.372           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.749       1.864           --
                                                                          2006   1.580       1.749           --
                                                                          2005   1.537       1.580           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.592       1.653           --
                                                                          2006   1.385       1.592           --
                                                                          2005   1.369       1.385           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.780       1.960           --
                                                                          2006   1.618       1.780           --
                                                                          2005   1.525       1.618           --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145           --
                                                                          2013   1.010       1.027           --
                                                                          2012   0.816       1.010           --
                                                                          2011   0.879       0.816           --
                                                                          2010   0.771       0.879           --
                                                                          2009   0.582       0.771           --
                                                                          2008   1.016       0.582           --
                                                                          2007   1.217       1.016           --
                                                                          2006   1.003       1.217           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.476       2.575           --
                                                                          2013   1.956       2.476        2,712
                                                                          2012   1.625       1.956        2,724
                                                                          2011   1.789       1.625        2,870
                                                                          2010   1.664       1.789        2,715
                                                                          2009   1.185       1.664        2,569
                                                                          2008   2.080       1.185        3,839
                                                                          2007   1.626       2.080        3,322
                                                                          2006   1.591       1.626        3,916
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.567       2.881        2,480
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2007   1.938       1.883           --
                                                                          2006   1.764       1.938           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2007   1.289       1.408           --
                                                                          2006   1.303       1.289           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2007   1.346       1.307           --
                                                                              2006   1.266       1.346           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836           --
                                                                              2008   1.567       0.881           --
                                                                              2007   1.429       1.567           --
                                                                              2006   1.450       1.429           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2014   1.424       1.424           --
                                                                              2013   1.342       1.424           --
                                                                              2012   1.121       1.342           --
                                                                              2011   1.227       1.121           --
                                                                              2010   1.176       1.227           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.221       1.257           --
                                                                              2013   0.961       1.221           --
                                                                              2012   0.840       0.961           --
                                                                              2011   0.985       0.840           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.519       2.308           --
                                                                              2013   2.704       2.519           --
                                                                              2012   2.321       2.704           --
                                                                              2011   2.912       2.321           --
                                                                              2010   2.403       2.912           --
                                                                              2009   1.451       2.403           --
                                                                              2008   3.176       1.451           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.053       1.140           --
                                                                              2012   1.021       1.053           --
                                                                              2011   1.099       1.021           --
                                                                              2010   0.913       1.099           --
                                                                              2009   0.681       0.913           --
                                                                              2008   1.126       0.681           --
                                                                              2007   1.274       1.126           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.316       1.318           --
                                                                              2013   1.056       1.316           --
                                                                              2012   0.889       1.056           --
                                                                              2011   0.991       0.889           --
                                                                              2010   0.872       0.991           --
                                                                              2009   0.636       0.872           --
                                                                              2008   1.092       0.636           --
                                                                              2007   1.048       1.092           --
                                                                              2006   0.996       1.048           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.522       1.554       29,628
                                                                              2013   1.583       1.522       29,232
                                                                              2012   1.478       1.583       28,323
                                                                              2011   1.461       1.478       28,014
                                                                              2010   1.378       1.461       28,174
                                                                              2009   1.240       1.378       28,025
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2007   1.559       1.604           --
                                                                              2006   1.453       1.559           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.169       1.289           --
                                                                              2006   1.114       1.169           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2014   1.974       2.024       20,063
                                                                              2013   1.983       1.974       20,063
                                                                              2012   1.813       1.983       20,063
                                                                              2011   1.785       1.813       20,063
                                                                              2010   1.623       1.785       20,063
                                                                              2009   1.244       1.623       20,063
                                                                              2008   1.422       1.244       20,063
                                                                              2007   1.360       1.422       20,063
                                                                              2006   1.317       1.360       20,063
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2014   1.975       2.149        3,367
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)..................... 2007   1.615       1.691           --
                                                                              2006   1.529       1.615           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)..................... 2014   1.919       2.137           --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.459       1.919    --
                                                                        2012   1.312       1.459    --
                                                                        2011   1.335       1.312    --
                                                                        2010   1.210       1.335    --
                                                                        2009   1.036       1.210    --
                                                                        2008   1.685       1.036    --
                                                                        2007   1.677       1.685    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2007   1.106       1.150    --
                                                                        2006   1.068       1.106    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780    --
                                                                        2013   1.268       1.668    --
                                                                        2012   1.131       1.268    --
                                                                        2011   1.267       1.131    --
                                                                        2010   1.079       1.267    --
                                                                        2009   0.859       1.079    --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.510       1.481    --
                                                                        2013   1.541       1.510    --
                                                                        2012   1.572       1.541    --
                                                                        2011   1.604       1.572    --
                                                                        2010   1.625       1.604    --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785    --
                                                                        2008   1.393       0.753    --
                                                                        2007   1.367       1.393    --
                                                                        2006   1.352       1.367    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364    --
                                                                        2012   1.095       1.241    --
                                                                        2011   1.191       1.095    --
                                                                        2010   1.062       1.191    --
                                                                        2009   0.890       1.062    --
                                                                        2008   1.489       0.890    --
                                                                        2007   1.459       1.489    --
                                                                        2006   1.426       1.459    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302    --
                                                                        2013   1.627       2.115    --
                                                                        2012   1.497       1.627    --
                                                                        2011   1.577       1.497    --
                                                                        2010   1.396       1.577    --
                                                                        2009   0.955       1.396    --
                                                                        2008   1.795       0.955    --
                                                                        2007   1.521       1.795    --
                                                                        2006   1.562       1.521    --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340    --
                                                                        2013   1.630       2.189    --
                                                                        2012   1.436       1.630    --
                                                                        2011   1.458       1.436    --
                                                                        2010   1.332       1.458    --
                                                                        2009   0.971       1.332    --
                                                                        2008   1.468       0.971    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2007   1.057       1.070    --
                                                                        2006   1.002       1.057    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2007   1.040       1.076    --
                                                                        2006   1.001       1.040    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2007   1.046       1.075    --
                                                                        2006   1.002       1.046    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2007   1.052       1.076    --
                                                                        2006   1.002       1.052    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2007   1.057       1.075    --
                                                                        2006   1.002       1.057    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.914       2.122    --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.483
                                                                                           2012   1.311
                                                                                           2011   1.315
                                                                                           2010   1.172
                                                                                           2009   0.955
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.687
                                                                                           2013   1.449
                                                                                           2012   1.328
                                                                                           2011   1.326
                                                                                           2010   1.231
                                                                                           2009   1.061
                                                                                           2008   1.393
                                                                                           2007   1.365
                                                                                           2006   1.280
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.882
                                                                                           2013   1.415
                                                                                           2012   1.238
                                                                                           2011   1.252
                                                                                           2010   1.146
                                                                                           2009   0.968
                                                                                           2008   1.463
                                                                                           2007   1.387
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.428
                                                                                           2013   1.148
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.727
                                                                                           2013   1.321
                                                                                           2012   1.197
                                                                                           2011   1.357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.115
                                                                                           2005   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
                                                                                           2006   1.076
                                                                                           2005   1.071
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.618
                                                                                           2007   1.496
                                                                                           2006   1.374
                                                                                           2005   1.307
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
                                                                                           2006   1.569
                                                                                           2005   1.427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138
                                                                                           2006   1.860
                                                                                           2005   1.773
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.364
                                                                                           2005   1.279
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.359
                                                                                           2005   1.327
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.314
                                                                                           2005   1.233
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.914           --
                                                                                           1.483           --
                                                                                           1.311           --
                                                                                           1.315           --
                                                                                           1.172           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.793       80,883
                                                                                           1.687       80,883
                                                                                           1.449       80,883
                                                                                           1.328       80,883
                                                                                           1.326       80,883
                                                                                           1.231       80,883
                                                                                           1.061       85,913
                                                                                           1.393       85,919
                                                                                           1.365       85,924
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.045           --
                                                                                           1.882           --
                                                                                           1.415           --
                                                                                           1.238           --
                                                                                           1.252           --
                                                                                           1.146           --
                                                                                           0.968           --
                                                                                           1.463           --
                                                                                           1.387           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.395           --
                                                                                           1.428           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.140           --
                                                                                           1.066           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.491           --
                                                                                           1.445           --
                                                                                           1.462           --
                                                                                           1.341           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.868           --
                                                                                           1.727           --
                                                                                           1.321           --
                                                                                           1.197           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121           --
                                                                                           1.101           --
                                                                                           1.115           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237           --
                                                                                           1.199       34,622
                                                                                           1.167       36,373
                                                                                           1.095       36,588
                                                                                           1.076       35,267
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 1.499           --
                                                                                           1.618           --
                                                                                           1.496           --
                                                                                           1.374           --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124           --
                                                                                           1.965           --
                                                                                           1.569           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281           --
                                                                                           2.138           --
                                                                                           1.860           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.450           --
                                                                                           1.364           --
 Travelers Equity Income Subaccount (11/99)............................................... 1.426           --
                                                                                           1.359           --
 Travelers Large Cap Subaccount (11/99)................................................... 1.352           --
                                                                                           1.314           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.141           --

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.075           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031           --
                                                                                     2005   1.000       1.028           --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079           --
                                                                                     2005   1.000       1.044           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106           --
                                                                                     2005   1.000       1.062           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054           --
                                                                                     2005   1.000       1.035           --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.080       1.068           --
                                                                                     2005   1.087       1.080       23,350
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529           --
                                                                                     2005   1.313       1.442           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562           --
                                                                                     2005   1.463       1.478           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280           --
                                                                                     2005   1.230       1.242       82,303
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259           --
                                                                                     2005   1.118       1.166           --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764           --
                                                                                     2005   1.432       1.537           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453           --
                                                                                     2005   1.320       1.372           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114           --
                                                                                     2005   1.000       1.060           --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317           --
                                                                                     2005   1.285       1.306           --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418           --
                                                                                     2005   1.361       1.361           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.303           --
                                                                                     2005   1.000       1.133           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266           --
                                                                                     2005   1.000       1.105           --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.280       1.327           --
                                                                                     2005   1.211       1.280           --



                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152           --
                                                                         2006   1.000       1.077        6,213
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330           --
                                                                         2005   1.224       1.268        4,676
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.537       0.768           --
                                                                         2007   1.340       1.537       21,973
                                                                         2006   1.329       1.340       22,661
                                                                         2005   1.257       1.329       32,908
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.391       1.452           --
                                                                         2005   1.356       1.391       52,007

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.370       1.334            --
                                                                              2005   1.217       1.370       104,732
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.704       2.712       116,572
                                                                              2013   2.136       2.704       167,480
                                                                              2012   1.778       2.136       267,228
                                                                              2011   1.991       1.778       326,492
                                                                              2010   1.818       1.991       496,427
                                                                              2009   1.303       1.818       568,754
                                                                              2008   2.158       1.303       585,001
                                                                              2007   1.917       2.158       546,193
                                                                              2006   1.624       1.917       673,510
                                                                              2005   1.452       1.624       620,985
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.323       2.471       755,601
                                                                              2013   1.822       2.323       968,899
                                                                              2012   1.577       1.822     1,180,026
                                                                              2011   1.680       1.577     1,338,099
                                                                              2010   1.444       1.680     1,580,376
                                                                              2009   1.057       1.444     1,769,843
                                                                              2008   1.925       1.057     1,967,352
                                                                              2007   1.748       1.925     2,263,556
                                                                              2006   1.618       1.748     2,558,407
                                                                              2005   1.420       1.618     2,623,671
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.042       2.214       807,371
                                                                              2013   1.560       2.042     1,045,269
                                                                              2012   1.355       1.560     1,318,354
                                                                              2011   1.408       1.355     1,609,927
                                                                              2010   1.289       1.408     1,874,223
                                                                              2009   1.002       1.289     2,027,763
                                                                              2008   1.645       1.002     2,178,947
                                                                              2007   1.598       1.645     2,469,648
                                                                              2006   1.415       1.598     2,652,459
                                                                              2005   1.364       1.415     2,780,088
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.610       1.591            --
                                                                              2005   1.389       1.610       108,294
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.787       2.323            --
                                                                              2005   1.701       1.787        51,519
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410            --
                                                                              2005   1.202       1.298        24,867
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442            --
                                                                              2005   1.200       1.295            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678       124,271
                                                                              2013   1.901       2.444       216,542
                                                                              2012   1.668       1.901       275,611
                                                                              2011   1.747       1.668       400,847
                                                                              2010   1.522       1.747       428,926
                                                                              2009   1.145       1.522       450,704
                                                                              2008   2.035       1.145       499,267
                                                                              2007   1.767       2.035       444,740
                                                                              2006   1.615       1.767       419,747
                                                                              2005   1.410       1.615       404,405
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.142       3.266        61,357
                                                                              2013   2.359       3.142        81,777
                                                                              2012   2.101       2.359       168,155
                                                                              2011   2.405       2.101       253,032
                                                                              2010   1.908       2.405       259,296
                                                                              2009   1.393       1.908       269,311
                                                                              2008   2.353       1.393       277,225
                                                                              2007   2.082       2.353       329,854
                                                                              2006   1.889       2.082       345,497
                                                                              2005   1.633       1.889       490,035
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.548       1.587        67,551

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.386       1.548       131,887
                                                                                   2012   1.255       1.386       136,842
                                                                                   2011   1.250       1.255       142,048
                                                                                   2010   1.132       1.250       206,531
                                                                                   2009   0.852       1.132       190,576
                                                                                   2008   1.236       0.852       189,821
                                                                                   2007   1.215       1.236       199,445
                                                                                   2006   1.048       1.215       173,553
                                                                                   2005   1.000       1.048            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.459       1.693            --
                                                                                   2005   1.347       1.459       532,076
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.314       2.438        62,312
                                                                                   2013   1.709       2.314        73,671
                                                                                   2012   1.573       1.709        90,350
                                                                                   2011   1.686       1.573       115,122
                                                                                   2010   1.348       1.686       124,950
                                                                                   2009   0.958       1.348       131,379
                                                                                   2008   1.699       0.958       265,837
                                                                                   2007   1.558       1.699       143,040
                                                                                   2006   1.463       1.558       192,908
                                                                                   2005   1.424       1.463       208,273
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.490       3.171            --
                                                                                   2007   2.765       3.490        97,287
                                                                                   2006   2.202       2.765        78,000
                                                                                   2005   1.763       2.202        93,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.211       1.926        81,013
                                                                                   2013   1.834       2.211       102,270
                                                                                   2012   1.583       1.834       184,226
                                                                                   2011   1.807       1.583       218,943
                                                                                   2010   1.700       1.807       254,343
                                                                                   2009   1.266       1.700       263,360
                                                                                   2008   2.166       1.266       269,485
                                                                                   2007   1.914       2.166       346,313
                                                                                   2006   1.608       1.914       409,605
                                                                                   2005   1.489       1.608       363,409
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.535       1.833            --
                                                                                   2005   1.438       1.535        82,507
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.060       3.367         3,585
                                                                                   2013   2.364       3.060        38,513
                                                                                   2012   2.062       2.364        38,515
                                                                                   2011   2.139       2.062        85,340
                                                                                   2010   1.738       2.139        91,616
                                                                                   2009   1.228       1.738       108,772
                                                                                   2008   2.231       1.228       109,176
                                                                                   2007   1.870       2.231       110,258
                                                                                   2006   1.684       1.870       110,667
                                                                                   2005   1.533       1.684       105,346
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708            --
                                                                                   2005   1.498       1.527       185,107
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
                                                                                   2006   1.328       1.397        43,087
                                                                                   2005   1.274       1.328        43,087
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       260,348
                                                                                   2008   1.627       0.936       266,359
                                                                                   2007   1.582       1.627       514,303
                                                                                   2006   1.401       1.582       415,144
                                                                                   2005   1.341       1.401       405,706
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959       222,470

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.731       2.507       551,160
                                                                                  2012   1.488       1.731       702,672
                                                                                  2011   1.481       1.488       982,507
                                                                                  2010   1.209       1.481     1,073,899
                                                                                  2009   0.916       1.209     1,146,181
                                                                                  2008   1.569       0.916     1,218,795
                                                                                  2007   1.577       1.569     1,522,176
                                                                                  2006   1.479       1.577     1,689,670
                                                                                  2005   1.351       1.479     1,968,918
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.965       1.973            --
                                                                                  2013   1.517       1.965       323,845
                                                                                  2012   1.346       1.517       422,482
                                                                                  2011   1.464       1.346       500,765
                                                                                  2010   1.281       1.464       541,144
                                                                                  2009   1.010       1.281       580,428
                                                                                  2008   1.625       1.010       614,275
                                                                                  2007   1.637       1.625       751,038
                                                                                  2006   1.430       1.637       644,776
                                                                                  2005   1.392       1.430       696,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.073       2.256       349,257
                                                                                  2013   1.627       2.073       467,486
                                                                                  2012   1.432       1.627       578,072
                                                                                  2011   1.424       1.432       709,638
                                                                                  2010   1.289       1.424       776,702
                                                                                  2009   1.077       1.289       828,892
                                                                                  2008   1.555       1.077       787,380
                                                                                  2007   1.463       1.555       977,846
                                                                                  2006   1.300       1.463     1,057,241
                                                                                  2005   1.272       1.300     1,168,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.011       0.993            --
                                                                                  2008   1.461       1.011       122,786
                                                                                  2007   1.465       1.461       146,664
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.289       1.360            --
                                                                                  2010   1.167       1.289     2,896,354
                                                                                  2009   0.849       1.167     3,080,174
                                                                                  2008   1.497       0.849     3,491,265
                                                                                  2007   1.500       1.497     4,036,762
                                                                                  2006   1.347       1.500     4,329,793
                                                                                  2005   1.305       1.347     4,789,224
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.281       1.390            --
                                                                                  2010   1.168       1.281        43,424
                                                                                  2009   0.976       1.168        43,453
                                                                                  2008   1.394       0.976        97,142
                                                                                  2007   1.336       1.394        48,606
                                                                                  2006   1.156       1.336        48,632
                                                                                  2005   1.181       1.156        49,847
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090        10,285
                                                                                  2013   1.520       1.877        13,545
                                                                                  2012   1.358       1.520        13,553
                                                                                  2011   1.385       1.358        29,224
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876        60,178
                                                                                  2013   1.369       1.687        95,743
                                                                                  2012   1.225       1.369       242,901
                                                                                  2011   1.160       1.225       299,669
                                                                                  2010   1.055       1.160       494,258
                                                                                  2009   0.878       1.055       585,437
                                                                                  2008   1.377       0.878     1,000,452
                                                                                  2007   1.334       1.377     1,171,876
                                                                                  2006   1.231       1.334     1,250,551
                                                                                  2005   1.205       1.231     1,297,692
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353        82,686

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.559
                                                                                           2012   1.321
                                                                                           2011   1.357
                                                                                           2010   1.260
                                                                                           2009   0.903
                                                                                           2008   1.469
                                                                                           2007   1.424
                                                                                           2006   1.388
                                                                                           2005   1.346
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.088
                                                                                           2013   1.609
                                                                                           2012   1.410
                                                                                           2011   1.370
                                                                                           2010   1.277
                                                                                           2009   1.046
                                                                                           2008   1.658
                                                                                           2007   1.628
                                                                                           2006   1.405
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.511
                                                                                           2013   1.865
                                                                                           2012   1.614
                                                                                           2011   1.714
                                                                                           2010   1.427
                                                                                           2009   1.070
                                                                                           2008   1.687
                                                                                           2007   1.607
                                                                                           2006   1.428
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.275
                                                                                           2013   2.272
                                                                                           2012   1.941
                                                                                           2011   1.953
                                                                                           2010   1.592
                                                                                           2009   1.137
                                                                                           2008   1.957
                                                                                           2007   1.815
                                                                                           2006   1.642
                                                                                           2005   1.597
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.950
                                                                                           2008   1.551
                                                                                           2007   1.509
                                                                                           2006   1.337
                                                                                           2005   1.308
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.424
                                                                                           2010   1.401
                                                                                           2009   1.111
                                                                                           2008   2.003
                                                                                           2007   1.922
                                                                                           2006   1.558
                                                                                           2005   1.423
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.421
                                                                                           2006   1.291
                                                                                           2005   1.272
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.958
                                                                                           2010   0.895
                                                                                           2009   0.777
                                                                                           2008   1.006
                                                                                           2007   1.013
                                                                                           2006   0.993
                                                                                           2005   0.989
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.301



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.106       121,037
                                                                                           1.559       125,489
                                                                                           1.321       153,103
                                                                                           1.357       157,230
                                                                                           1.260       174,642
                                                                                           0.903       185,729
                                                                                           1.469       332,537
                                                                                           1.424       419,425
                                                                                           1.388       464,076
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.287       109,490
                                                                                           2.088       110,414
                                                                                           1.609       167,667
                                                                                           1.410       172,564
                                                                                           1.370       206,094
                                                                                           1.277       209,459
                                                                                           1.046       447,409
                                                                                           1.658       253,891
                                                                                           1.628       231,247
                                                                                           1.405       244,928
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.661        69,041
                                                                                           2.511        68,325
                                                                                           1.865       104,573
                                                                                           1.614       105,548
                                                                                           1.714       108,729
                                                                                           1.427       118,171
                                                                                           1.070       257,688
                                                                                           1.687       250,439
                                                                                           1.607       261,845
                                                                                           1.428       398,914
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.341        72,904
                                                                                           3.275        74,682
                                                                                           2.272        88,611
                                                                                           1.941       105,501
                                                                                           1.953       109,303
                                                                                           1.592       117,268
                                                                                           1.137       125,188
                                                                                           1.957       227,745
                                                                                           1.815       100,852
                                                                                           1.642        99,006
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.924            --
                                                                                           0.950       240,557
                                                                                           1.551       262,292
                                                                                           1.509       268,238
                                                                                           1.337       283,325
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.234            --
                                                                                           1.424        15,436
                                                                                           1.401        15,676
                                                                                           1.111        31,565
                                                                                           2.003        15,786
                                                                                           1.922        15,788
                                                                                           1.558        15,792
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.443            --
                                                                                           1.421       149,235
                                                                                           1.291       175,226
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.945            --
                                                                                           0.958        34,947
                                                                                           0.895        53,214
                                                                                           0.777       153,908
                                                                                           1.006        83,479
                                                                                           1.013        85,099
                                                                                           0.993        85,790
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.325            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.190       1.301       254,872
                                                                          2009   1.018       1.190       286,003
                                                                          2008   1.202       1.018       300,701
                                                                          2007   1.202       1.202       308,150
                                                                          2006   1.164       1.202       305,999
                                                                          2005   1.158       1.164       301,636
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.239       2.187       237,722
                                                                          2013   2.091       2.239       312,339
                                                                          2012   1.810       2.091       426,059
                                                                          2011   1.803       1.810       473,345
                                                                          2010   1.578       1.803       530,748
                                                                          2009   1.006       1.578       570,467
                                                                          2008   1.466       1.006       584,823
                                                                          2007   1.491       1.466       638,240
                                                                          2006   1.371       1.491       685,810
                                                                          2005   1.363       1.371       692,777
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.024       1.017            --
                                                                          2009   1.042       1.024     1,025,313
                                                                          2008   1.037       1.042     1,303,252
                                                                          2007   1.008       1.037       899,817
                                                                          2006   0.983       1.008       886,641
                                                                          2005   0.975       0.983       784,681
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.640       1.718            --
                                                                          2006   1.417       1.640       260,923
                                                                          2005   1.389       1.417       270,363
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.591       1.670            --
                                                                          2006   1.372       1.591        32,871
                                                                          2005   1.314       1.372        32,871
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.749       1.864            --
                                                                          2006   1.580       1.749       140,991
                                                                          2005   1.537       1.580       131,036
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.592       1.653            --
                                                                          2006   1.385       1.592       412,477
                                                                          2005   1.369       1.385       383,591
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.780       1.960            --
                                                                          2006   1.618       1.780       333,170
                                                                          2005   1.525       1.618       358,455
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145        39,304
                                                                          2013   1.010       1.027        66,281
                                                                          2012   0.816       1.010        70,885
                                                                          2011   0.879       0.816        98,524
                                                                          2010   0.771       0.879       125,550
                                                                          2009   0.582       0.771       111,581
                                                                          2008   1.016       0.582       121,205
                                                                          2007   1.217       1.016       126,435
                                                                          2006   1.003       1.217       149,294
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.476       2.575            --
                                                                          2013   1.956       2.476        26,774
                                                                          2012   1.625       1.956        22,062
                                                                          2011   1.789       1.625        24,670
                                                                          2010   1.664       1.789        53,149
                                                                          2009   1.185       1.664        76,064
                                                                          2008   2.080       1.185        58,172
                                                                          2007   1.626       2.080         8,148
                                                                          2006   1.591       1.626       113,033
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.616       2.423        88,641

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.040       2.616       137,455
                                                                               2012   1.608       2.040       130,024
                                                                               2011   1.907       1.608       193,217
                                                                               2010   1.668       1.907       178,839
                                                                               2009   1.094       1.668       209,241
                                                                               2008   1.883       1.094       182,934
                                                                               2007   1.938       1.883       186,375
                                                                               2006   1.764       1.938       192,080
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.308       1.406       214,826
                                                                               2013   1.024       1.308       217,967
                                                                               2012   0.911       1.024       201,731
                                                                               2011   0.965       0.911       252,736
                                                                               2010   0.785       0.965       291,491
                                                                               2009   0.633       0.785       316,815
                                                                               2008   1.054       0.633       367,579
                                                                               2007   1.069       1.054       485,181
                                                                               2006   1.015       1.069            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.149       2.278         2,144
                                                                               2013   1.560       2.149         2,145
                                                                               2012   1.343       1.560         2,147
                                                                               2011   1.382       1.343         2,148
                                                                               2010   1.114       1.382         2,149
                                                                               2009   0.847       1.114         2,430
                                                                               2008   1.408       0.847           710
                                                                               2007   1.289       1.408            --
                                                                               2006   1.303       1.289            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.852       1.900            --
                                                                               2013   1.418       1.852            --
                                                                               2012   1.251       1.418            --
                                                                               2011   1.420       1.251            --
                                                                               2010   1.212       1.420            --
                                                                               2009   0.958       1.212            --
                                                                               2008   1.307       0.958            --
                                                                               2007   1.346       1.307            --
                                                                               2006   1.266       1.346            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
                                                                               2006   1.450       1.429        50,274
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       211,158
                                                                               2011   1.227       1.121       235,577
                                                                               2010   1.176       1.227       254,296
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
                                                                               2006   1.003       1.026       286,299
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.519       2.308        43,386
                                                                               2013   2.704       2.519        44,753
                                                                               2012   2.321       2.704        56,245
                                                                               2011   2.912       2.321        69,258
                                                                               2010   2.403       2.912        83,785
                                                                               2009   1.451       2.403        96,785
                                                                               2008   3.176       1.451       120,301
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879       114,785

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.762       2.060       126,244
                                                                          2012   1.541       1.762       128,312
                                                                          2011   1.760       1.541       135,747
                                                                          2010   1.612       1.760       171,286
                                                                          2009   1.250       1.612       209,067
                                                                          2008   2.213       1.250       236,538
                                                                          2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.053       1.140            --
                                                                          2012   1.021       1.053         1,925
                                                                          2011   1.100       1.021         1,926
                                                                          2010   0.913       1.100        42,628
                                                                          2009   0.681       0.913        40,700
                                                                          2008   1.126       0.681        26,487
                                                                          2007   1.274       1.126        25,543
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.198       2.176            --
                                                                          2013   1.613       2.198            --
                                                                          2012   1.506       1.613            --
                                                                          2011   1.650       1.506            --
                                                                          2010   1.275       1.650            --
                                                                          2009   0.827       1.275        14,634
                                                                          2008   1.494       0.827            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318       168,375
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
                                                                          2006   0.996       1.048       144,015
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.522       1.554       645,818
                                                                          2013   1.583       1.522       819,398
                                                                          2012   1.478       1.583     1,046,611
                                                                          2011   1.461       1.478     1,161,276
                                                                          2010   1.378       1.461     1,443,759
                                                                          2009   1.240       1.378     1,711,306
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
                                                                          2006   1.453       1.559        10,758
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
                                                                          2006   1.114       1.169        17,457
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
                                                                          2006   1.317       1.360         7,460
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.293       1.435       317,652

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.986       1.293       446,108
                                                                        2012   0.853       0.986       516,164
                                                                        2011   0.906       0.853       733,645
                                                                        2010   0.790       0.906       810,324
                                                                        2009   0.681       0.790       950,292
                                                                        2008   1.091       0.681       965,887
                                                                        2007   1.073       1.091     1,205,286
                                                                        2006   1.001       1.073       772,130
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.975       2.149       265,193
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.615       1.691            --
                                                                        2006   1.529       1.615        35,632
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.919       2.137        98,974
                                                                        2013   1.459       1.919        98,931
                                                                        2012   1.312       1.459        59,013
                                                                        2011   1.335       1.312        21,417
                                                                        2010   1.210       1.335        32,564
                                                                        2009   1.036       1.210        37,638
                                                                        2008   1.685       1.036        26,990
                                                                        2007   1.677       1.685        32,213
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.317       1.380       265,476
                                                                        2013   1.356       1.317       335,083
                                                                        2012   1.288       1.356       344,387
                                                                        2011   1.235       1.288       398,260
                                                                        2010   1.165       1.235       403,645
                                                                        2009   1.087       1.165       402,977
                                                                        2008   1.150       1.087       388,128
                                                                        2007   1.106       1.150       378,055
                                                                        2006   1.068       1.106       390,131
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780        30,354
                                                                        2013   1.268       1.668        55,546
                                                                        2012   1.131       1.268        88,507
                                                                        2011   1.267       1.131       123,984
                                                                        2010   1.079       1.267       155,012
                                                                        2009   0.859       1.079       169,379
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.510       1.481       154,592
                                                                        2013   1.541       1.510        69,072
                                                                        2012   1.572       1.541       218,551
                                                                        2011   1.604       1.572       383,591
                                                                        2010   1.625       1.604       379,836
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.780       0.770            --
                                                                        2008   1.332       0.780        26,218
                                                                        2007   1.360       1.332        26,623
                                                                        2006   1.327       1.360        22,159
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785            --
                                                                        2008   1.393       0.753       134,494
                                                                        2007   1.367       1.393       181,012
                                                                        2006   1.352       1.367       201,565
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364            --
                                                                        2012   1.095       1.241       438,125
                                                                        2011   1.191       1.095       516,364
                                                                        2010   1.062       1.191       563,216
                                                                        2009   0.890       1.062       644,505
                                                                        2008   1.489       0.890       708,245
                                                                        2007   1.459       1.489       839,374
                                                                        2006   1.426       1.459       876,963
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302       219,051
                                                                        2013   1.627       2.115       237,689
                                                                        2012   1.497       1.627       329,162
                                                                        2011   1.577       1.497       349,891
                                                                        2010   1.396       1.577       419,868
                                                                        2009   0.955       1.396       441,995
                                                                        2008   1.795       0.955       412,754
                                                                        2007   1.521       1.795       421,462
                                                                        2006   1.562       1.521       395,173
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340         8,738

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.630       2.189         8,938
                                                                       2012   1.436       1.630        12,085
                                                                       2011   1.458       1.436        13,054
                                                                       2010   1.332       1.458        15,268
                                                                       2009   0.971       1.332        15,727
                                                                       2008   1.468       0.971        19,318
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.913       0.988            --
                                                                       2010   0.805       0.913       368,690
                                                                       2009   0.625       0.805        59,859
                                                                       2008   1.070       0.625        65,506
                                                                       2007   1.057       1.070        72,518
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.274       1.305            --
                                                                       2013   1.246       1.274            --
                                                                       2012   1.165       1.246            --
                                                                       2011   1.151       1.165            --
                                                                       2010   1.067       1.151            --
                                                                       2009   0.903       1.067            --
                                                                       2008   1.076       0.903            --
                                                                       2007   1.040       1.076            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.288       1.325            --
                                                                       2013   1.185       1.288            --
                                                                       2012   1.084       1.185            --
                                                                       2011   1.095       1.084            --
                                                                       2010   1.001       1.095       153,355
                                                                       2009   0.826       1.001       171,710
                                                                       2008   1.075       0.826       173,118
                                                                       2007   1.046       1.075        25,057
                                                                       2006   1.002       1.046        26,488
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.285       1.323       369,997
                                                                       2013   1.111       1.285       784,675
                                                                       2012   1.001       1.111       531,953
                                                                       2011   1.035       1.001       801,844
                                                                       2010   0.933       1.035     1,009,157
                                                                       2009   0.752       0.933       579,908
                                                                       2008   1.076       0.752       438,422
                                                                       2007   1.052       1.076       445,185
                                                                       2006   1.002       1.052       329,787
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.265       1.304        40,479
                                                                       2013   1.038       1.265        41,926
                                                                       2012   0.918       1.038       439,928
                                                                       2011   0.973       0.918       561,172
                                                                       2010   0.865       0.973       602,177
                                                                       2009   0.684       0.865       628,954
                                                                       2008   1.075       0.684       673,543
                                                                       2007   1.057       1.075       319,705
                                                                       2006   1.002       1.057       258,637
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.914       2.122        53,842
                                                                       2013   1.483       1.914        69,386
                                                                       2012   1.311       1.483       159,251
                                                                       2011   1.315       1.311       163,935
                                                                       2010   1.172       1.315       179,942
                                                                       2009   0.955       1.172       233,678
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.687       1.793       421,358
                                                                       2013   1.449       1.687       511,819
                                                                       2012   1.328       1.449       960,755
                                                                       2011   1.326       1.328     1,038,186
                                                                       2010   1.231       1.326     1,178,593
                                                                       2009   1.061       1.231     1,314,384
                                                                       2008   1.393       1.061     1,392,780
                                                                       2007   1.365       1.393     1,777,234
                                                                       2006   1.280       1.365     1,839,360
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.090       2.270            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.571
                                                                                           2012   1.374
                                                                                           2011   1.390
                                                                                           2010   1.272
                                                                                           2009   1.074
                                                                                           2008   1.463
                                                                                           2007   1.387
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.255
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.727
                                                                                           2013   1.321
                                                                                           2012   1.197
                                                                                           2011   1.357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.115
                                                                                           2005   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
                                                                                           2006   1.076
                                                                                           2005   1.071
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2007   1.496
                                                                                           2006   1.374
                                                                                           2005   1.307
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
                                                                                           2006   1.569
                                                                                           2005   1.427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138
                                                                                           2006   1.860
                                                                                           2005   1.773
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.364
                                                                                           2005   1.279
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.359
                                                                                           2005   1.327
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.314
                                                                                           2005   1.233
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.062
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.090            --
                                                                                           1.571            --
                                                                                           1.374            --
                                                                                           1.390            --
                                                                                           1.272            --
                                                                                           1.074            --
                                                                                           1.463       331,646
                                                                                           1.387       299,953
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.226            --
                                                                                           1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.698         5,524
                                                                                           1.591         8,308
                                                                                           1.170        12,078
                                                                                           1.006        83,098
                                                                                           1.040        93,013
                                                                                           0.909       104,772
                                                                                           0.648       109,471
                                                                                           1.140       110,938
                                                                                           1.066       130,654
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.491        67,909
                                                                                           1.445       125,729
                                                                                           1.462       133,538
                                                                                           1.341       238,433
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.868     1,386,269
                                                                                           1.727     1,923,103
                                                                                           1.321     2,172,045
                                                                                           1.197     2,576,853
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121            --
                                                                                           1.101       333,054
                                                                                           1.115       356,353
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237            --
                                                                                           1.199     1,729,338
                                                                                           1.167     1,803,314
                                                                                           1.095     2,075,298
                                                                                           1.076     2,289,666
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 1.618            --
                                                                                           1.496            --
                                                                                           1.374            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124            --
                                                                                           1.965       223,458
                                                                                           1.569       268,764
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281            --
                                                                                           2.138       185,531
                                                                                           1.860       180,260
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.450            --
                                                                                           1.364        50,544
 Travelers Equity Income Subaccount (11/99)............................................... 1.426            --
                                                                                           1.359       885,053
 Travelers Large Cap Subaccount (11/99)................................................... 1.352            --
                                                                                           1.314       123,225
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.141            --
                                                                                           1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.031            --
                                                                                           1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.079            --
                                                                                           1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.106            --
                                                                                           1.062       157,445

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054            --
                                                                                     2005   1.000       1.035         7,235
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.080       1.068            --
                                                                                     2005   1.087       1.080       357,710
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442        37,711
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478       401,894
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242     1,983,237
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166       323,762
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537       192,449
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372         8,791
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114            --
                                                                                     2005   1.000       1.060        17,457
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317            --
                                                                                     2005   1.285       1.306         3,188
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418            --
                                                                                     2005   1.361       1.361        67,802
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.303            --
                                                                                     2005   1.000       1.133            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266            --
                                                                                     2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.280       1.327            --
                                                                                     2005   1.211       1.280         9,882



                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.151            --
                                                                         2006   1.000       1.077            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.193       1.251            --
                                                                         2005   1.152       1.193            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.428       1.361            --
                                                                         2007   1.247       1.428       114,349
                                                                         2006   1.237       1.247       117,674
                                                                         2005   1.170       1.237        97,729
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.251       1.305            --
                                                                         2005   1.220       1.251       456,774
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.305       1.271            --
                                                                         2005   1.160       1.305       357,360
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.448       2.454     1,446,716

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.934       2.448      1,773,403
                                                                              2012   1.611       1.934      2,081,638
                                                                              2011   1.805       1.611      2,470,013
                                                                              2010   1.649       1.805      2,727,807
                                                                              2009   1.182       1.649      2,980,480
                                                                              2008   1.959       1.182      3,286,725
                                                                              2007   1.741       1.959      3,748,499
                                                                              2006   1.476       1.741      3,692,166
                                                                              2005   1.320       1.476      3,228,487
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.062       2.192      3,286,750
                                                                              2013   1.618       2.062      4,948,609
                                                                              2012   1.401       1.618      5,898,227
                                                                              2011   1.494       1.401      6,755,419
                                                                              2010   1.285       1.494      7,499,647
                                                                              2009   0.941       1.285      8,257,041
                                                                              2008   1.714       0.941      9,090,129
                                                                              2007   1.557       1.714      9,982,768
                                                                              2006   1.442       1.557     10,926,014
                                                                              2005   1.266       1.442      9,986,598
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.848       2.003      3,752,809
                                                                              2013   1.413       1.848      5,774,390
                                                                              2012   1.228       1.413      7,071,906
                                                                              2011   1.276       1.228      8,792,530
                                                                              2010   1.169       1.276      9,446,905
                                                                              2009   0.909       1.169     10,102,320
                                                                              2008   1.493       0.909     10,710,178
                                                                              2007   1.451       1.493     12,558,651
                                                                              2006   1.286       1.451     13,338,265
                                                                              2005   1.240       1.286     12,211,884
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.553       1.534             --
                                                                              2005   1.341       1.553         15,582
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.545       2.008             --
                                                                              2005   1.471       1.545         88,607
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.297       1.408             --
                                                                              2005   1.201       1.297         98,499
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440             --
                                                                              2005   1.199       1.294        510,788
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.224       2.436        973,223
                                                                              2013   1.731       2.224      1,339,383
                                                                              2012   1.519       1.731      1,553,382
                                                                              2011   1.593       1.519      1,692,957
                                                                              2010   1.388       1.593      1,795,756
                                                                              2009   1.044       1.388      2,079,031
                                                                              2008   1.858       1.044      2,210,809
                                                                              2007   1.614       1.858      2,240,558
                                                                              2006   1.476       1.614      2,306,693
                                                                              2005   1.289       1.476      2,185,064
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.803       2.912        480,449
                                                                              2013   2.106       2.803        751,849
                                                                              2012   1.876       2.106        868,870
                                                                              2011   2.148       1.876        982,996
                                                                              2010   1.705       2.148      1,145,019
                                                                              2009   1.246       1.705      1,185,697
                                                                              2008   2.105       1.246      1,301,855
                                                                              2007   1.863       2.105      1,378,564
                                                                              2006   1.692       1.863      1,465,870
                                                                              2005   1.463       1.692      1,283,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.541       1.579      1,002,722

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.380       1.541     1,165,197
                                                                                   2012   1.251       1.380     1,279,708
                                                                                   2011   1.247       1.251     1,311,827
                                                                                   2010   1.130       1.247     1,346,056
                                                                                   2009   0.850       1.130     1,337,708
                                                                                   2008   1.234       0.850     1,502,191
                                                                                   2007   1.214       1.234     2,139,957
                                                                                   2006   1.048       1.214     1,753,408
                                                                                   2005   1.000       1.048       692,069
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.336       1.549            --
                                                                                   2005   1.233       1.336     1,676,368
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.107       2.219       131,096
                                                                                   2013   1.557       2.107       202,131
                                                                                   2012   1.434       1.557       224,709
                                                                                   2011   1.537       1.434       253,898
                                                                                   2010   1.230       1.537       325,492
                                                                                   2009   0.874       1.230       393,782
                                                                                   2008   1.552       0.874       420,984
                                                                                   2007   1.424       1.552       471,727
                                                                                   2006   1.337       1.424       545,220
                                                                                   2005   1.302       1.337       677,799
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.050       2.771            --
                                                                                   2007   2.418       3.050       972,084
                                                                                   2006   1.927       2.418     1,024,769
                                                                                   2005   1.543       1.927       869,773
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.018       1.757       788,045
                                                                                   2013   1.675       2.018     1,035,143
                                                                                   2012   1.446       1.675     1,313,538
                                                                                   2011   1.652       1.446     1,714,756
                                                                                   2010   1.555       1.652     1,965,658
                                                                                   2009   1.158       1.555     2,242,157
                                                                                   2008   1.983       1.158     2,456,722
                                                                                   2007   1.753       1.983     2,787,846
                                                                                   2006   1.474       1.753     3,046,408
                                                                                   2005   1.365       1.474     2,665,780
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.408       1.680            --
                                                                                   2005   1.320       1.408     1,051,123
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.678       2.944        72,204
                                                                                   2013   2.070       2.678        86,726
                                                                                   2012   1.806       2.070       115,822
                                                                                   2011   1.874       1.806       139,296
                                                                                   2010   1.524       1.874       137,888
                                                                                   2009   1.077       1.524       133,187
                                                                                   2008   1.958       1.077       189,349
                                                                                   2007   1.642       1.958       149,286
                                                                                   2006   1.479       1.642       215,921
                                                                                   2005   1.348       1.479       232,937
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.345       1.504            --
                                                                                   2005   1.320       1.345       468,804
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.271       1.351            --
                                                                                   2006   1.209       1.271       140,706
                                                                                   2005   1.160       1.209       141,356
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.015       1.074            --
                                                                                   2009   0.857       1.015     2,834,764
                                                                                   2008   1.491       0.857     3,005,508
                                                                                   2007   1.451       1.491     3,249,742
                                                                                   2006   1.286       1.451     3,225,489
                                                                                   2005   1.232       1.286     2,970,439
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.261       2.666       839,406

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.561       2.261      1,123,813
                                                                                  2012   1.343       1.561      1,414,141
                                                                                  2011   1.337       1.343      1,718,101
                                                                                  2010   1.092       1.337      2,012,879
                                                                                  2009   0.828       1.092      2,299,588
                                                                                  2008   1.419       0.828      2,555,974
                                                                                  2007   1.427       1.419      2,810,277
                                                                                  2006   1.338       1.427      3,158,674
                                                                                  2005   1.224       1.338      3,150,780
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.741       1.748             --
                                                                                  2013   1.345       1.741        838,602
                                                                                  2012   1.194       1.345      1,253,069
                                                                                  2011   1.299       1.194      1,527,578
                                                                                  2010   1.137       1.299      1,656,665
                                                                                  2009   0.897       1.137      1,905,822
                                                                                  2008   1.444       0.897      2,134,740
                                                                                  2007   1.456       1.444      2,348,601
                                                                                  2006   1.272       1.456      2,163,917
                                                                                  2005   1.239       1.272      2,349,100
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.937       2.106      1,042,357
                                                                                  2013   1.520       1.937      1,537,120
                                                                                  2012   1.339       1.520      1,760,293
                                                                                  2011   1.332       1.339      2,134,710
                                                                                  2010   1.207       1.332      2,329,716
                                                                                  2009   1.009       1.207      2,488,865
                                                                                  2008   1.457       1.009      1,539,896
                                                                                  2007   1.371       1.457      1,749,041
                                                                                  2006   1.219       1.371      1,896,711
                                                                                  2005   1.193       1.219      1,881,108
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.931       0.914             --
                                                                                  2008   1.346       0.931      1,250,543
                                                                                  2007   1.350       1.346      1,447,649
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.161       1.225             --
                                                                                  2010   1.052       1.161      4,146,917
                                                                                  2009   0.766       1.052      4,621,347
                                                                                  2008   1.351       0.766      5,695,592
                                                                                  2007   1.354       1.351      7,821,047
                                                                                  2006   1.216       1.354      9,970,658
                                                                                  2005   1.179       1.216     10,167,729
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.206       1.308             --
                                                                                  2010   1.100       1.206         73,519
                                                                                  2009   0.920       1.100         97,541
                                                                                  2008   1.314       0.920        102,285
                                                                                  2007   1.260       1.314        114,585
                                                                                  2006   1.091       1.260        116,303
                                                                                  2005   1.116       1.091        115,643
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.764       1.964         18,480
                                                                                  2013   1.430       1.764         35,934
                                                                                  2012   1.278       1.430         66,577
                                                                                  2011   1.304       1.278         70,068
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.561       1.736      2,820,958
                                                                                  2013   1.268       1.561      4,162,143
                                                                                  2012   1.135       1.268      5,943,919
                                                                                  2011   1.075       1.135      6,528,682
                                                                                  2010   0.979       1.075      7,037,398
                                                                                  2009   0.815       0.979      7,981,264
                                                                                  2008   1.279       0.815      8,359,905
                                                                                  2007   1.239       1.279      9,818,693
                                                                                  2006   1.144       1.239     10,233,108
                                                                                  2005   1.120       1.144     10,708,963
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.790       1.999        255,394

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.325
                                                                                           2012   1.124
                                                                                           2011   1.155
                                                                                           2010   1.073
                                                                                           2009   0.769
                                                                                           2008   1.252
                                                                                           2007   1.214
                                                                                           2006   1.185
                                                                                           2005   1.149
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.917
                                                                                           2013   1.478
                                                                                           2012   1.295
                                                                                           2011   1.260
                                                                                           2010   1.174
                                                                                           2009   0.963
                                                                                           2008   1.527
                                                                                           2007   1.500
                                                                                           2006   1.295
                                                                                           2005   1.240
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.330
                                                                                           2013   1.731
                                                                                           2012   1.499
                                                                                           2011   1.593
                                                                                           2010   1.326
                                                                                           2009   0.996
                                                                                           2008   1.570
                                                                                           2007   1.496
                                                                                           2006   1.330
                                                                                           2005   1.253
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.847
                                                                                           2013   1.976
                                                                                           2012   1.689
                                                                                           2011   1.700
                                                                                           2010   1.387
                                                                                           2009   0.991
                                                                                           2008   1.707
                                                                                           2007   1.584
                                                                                           2006   1.433
                                                                                           2005   1.395
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.885
                                                                                           2008   1.445
                                                                                           2007   1.406
                                                                                           2006   1.246
                                                                                           2005   1.220
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.353
                                                                                           2010   1.331
                                                                                           2009   1.057
                                                                                           2008   1.906
                                                                                           2007   1.829
                                                                                           2006   1.484
                                                                                           2005   1.355
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.310
                                                                                           2006   1.191
                                                                                           2005   1.174
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.954
                                                                                           2010   0.892
                                                                                           2009   0.775
                                                                                           2008   1.004
                                                                                           2007   1.011
                                                                                           2006   0.991
                                                                                           2005   0.989
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.239



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.790       401,586
                                                                                           1.325       700,602
                                                                                           1.124       826,424
                                                                                           1.155       868,773
                                                                                           1.073       982,108
                                                                                           0.769     1,074,109
                                                                                           1.252     1,200,932
                                                                                           1.214     1,304,998
                                                                                           1.185     1,435,244
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.098       165,622
                                                                                           1.917       221,573
                                                                                           1.478       217,789
                                                                                           1.295       178,370
                                                                                           1.260       183,743
                                                                                           1.174       212,947
                                                                                           0.963       222,353
                                                                                           1.527       244,309
                                                                                           1.500       246,900
                                                                                           1.295       241,736
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.468       104,162
                                                                                           2.330       119,922
                                                                                           1.731       142,748
                                                                                           1.499       181,745
                                                                                           1.593       176,526
                                                                                           1.326       178,780
                                                                                           0.996       198,471
                                                                                           1.570       214,545
                                                                                           1.496       402,412
                                                                                           1.330       485,165
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.903       187,950
                                                                                           2.847       218,593
                                                                                           1.976       257,681
                                                                                           1.689       330,359
                                                                                           1.700       429,473
                                                                                           1.387       476,632
                                                                                           0.991       552,331
                                                                                           1.707       675,683
                                                                                           1.584       267,113
                                                                                           1.433       258,819
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.860            --
                                                                                           0.885       502,080
                                                                                           1.445       519,030
                                                                                           1.406       624,949
                                                                                           1.246       476,000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.172            --
                                                                                           1.353            --
                                                                                           1.331            --
                                                                                           1.057            --
                                                                                           1.906            --
                                                                                           1.829            --
                                                                                           1.484            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.329            --
                                                                                           1.310     1,477,492
                                                                                           1.191     1,468,118
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.941            --
                                                                                           0.954       700,050
                                                                                           0.892       888,442
                                                                                           0.775     1,033,604
                                                                                           1.004     1,281,072
                                                                                           1.011     1,296,550
                                                                                           0.991       787,064
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.262            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.134       1.239       627,061
                                                                          2009   0.970       1.134       733,634
                                                                          2008   1.146       0.970       802,359
                                                                          2007   1.147       1.146       965,512
                                                                          2006   1.111       1.147     1,113,642
                                                                          2005   1.106       1.111     1,146,889
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.949       1.903       463,881
                                                                          2013   1.821       1.949       592,491
                                                                          2012   1.577       1.821       568,706
                                                                          2011   1.572       1.577       628,460
                                                                          2010   1.376       1.572       669,177
                                                                          2009   0.878       1.376       844,747
                                                                          2008   1.280       0.878     1,084,456
                                                                          2007   1.303       1.280     1,385,416
                                                                          2006   1.198       1.303     1,437,673
                                                                          2005   1.192       1.198     1,391,483
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.029       1.022            --
                                                                          2009   1.048       1.029     3,495,146
                                                                          2008   1.043       1.048     4,163,830
                                                                          2007   1.014       1.043     2,667,132
                                                                          2006   0.990       1.014     2,100,528
                                                                          2005   0.983       0.990     1,030,513
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.465       1.534            --
                                                                          2006   1.266       1.465       371,813
                                                                          2005   1.242       1.266       391,295
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.503       1.578            --
                                                                          2006   1.297       1.503            --
                                                                          2005   1.243       1.297            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.590       1.694            --
                                                                          2006   1.437       1.590       435,172
                                                                          2005   1.398       1.437       474,249
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.463       1.518            --
                                                                          2006   1.273       1.463     1,679,316
                                                                          2005   1.259       1.273     1,508,303
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.638       1.803            --
                                                                          2006   1.490       1.638     1,802,610
                                                                          2005   1.405       1.490     1,796,356
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.023       1.140       247,450
                                                                          2013   1.007       1.023       313,705
                                                                          2012   0.814       1.007       485,212
                                                                          2011   0.877       0.814       493,665
                                                                          2010   0.770       0.877       574,708
                                                                          2009   0.581       0.770       337,062
                                                                          2008   1.015       0.581       360,544
                                                                          2007   1.216       1.015       429,534
                                                                          2006   1.003       1.216       295,881
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.378       2.473            --
                                                                          2013   1.880       2.378       284,067
                                                                          2012   1.563       1.880       322,609
                                                                          2011   1.721       1.563       284,659
                                                                          2010   1.602       1.721       377,262
                                                                          2009   1.141       1.602       341,376
                                                                          2008   2.004       1.141       370,793
                                                                          2007   1.568       2.004       186,964
                                                                          2006   1.534       1.568        63,712
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.466       2.766       225,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.390       2.212       430,845

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.865       2.390       815,832
                                                                               2012   1.470       1.865       867,123
                                                                               2011   1.745       1.470       924,086
                                                                               2010   1.526       1.745     1,080,441
                                                                               2009   1.002       1.526     1,111,985
                                                                               2008   1.726       1.002     1,198,096
                                                                               2007   1.776       1.726     1,353,456
                                                                               2006   1.617       1.776     1,310,925
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.303       1.400       804,508
                                                                               2013   1.021       1.303     1,209,292
                                                                               2012   0.909       1.021     1,538,125
                                                                               2011   0.963       0.909     1,700,612
                                                                               2010   0.783       0.963     2,059,397
                                                                               2009   0.632       0.783     2,314,290
                                                                               2008   1.053       0.632     2,550,701
                                                                               2007   1.069       1.053     2,426,368
                                                                               2006   1.015       1.069        14,449
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.139       2.267       119,221
                                                                               2013   1.554       2.139       215,214
                                                                               2012   1.338       1.554       154,536
                                                                               2011   1.378       1.338       222,535
                                                                               2010   1.112       1.378       230,492
                                                                               2009   0.846       1.112       121,466
                                                                               2008   1.406       0.846       100,188
                                                                               2007   1.288       1.406        70,814
                                                                               2006   1.302       1.288        67,991
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.844       1.891        22,381
                                                                               2013   1.413       1.844        54,418
                                                                               2012   1.247       1.413       113,265
                                                                               2011   1.416       1.247       189,679
                                                                               2010   1.209       1.416       211,197
                                                                               2009   0.956       1.209       202,757
                                                                               2008   1.305       0.956       190,483
                                                                               2007   1.345       1.305       189,754
                                                                               2006   1.266       1.345       126,371
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.815       0.774            --
                                                                               2008   1.451       0.815       288,699
                                                                               2007   1.323       1.451       286,118
                                                                               2006   1.344       1.323       288,669
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.302       1.302            --
                                                                               2013   1.228       1.302            --
                                                                               2012   1.025       1.228     2,587,108
                                                                               2011   1.123       1.025     2,702,413
                                                                               2010   1.077       1.123     2,763,170
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
                                                                               2006   1.003       1.026     1,426,576
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.195       2.010       461,931
                                                                               2013   2.357       2.195       635,342
                                                                               2012   2.024       2.357       680,849
                                                                               2011   2.541       2.024       768,536
                                                                               2010   2.098       2.541       860,220
                                                                               2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.932       1.761         3,119

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.653       1.932         3,121
                                                                          2012   1.446       1.653         9,256
                                                                          2011   1.653       1.446        11,295
                                                                          2010   1.515       1.653        21,757
                                                                          2009   1.175       1.515        25,038
                                                                          2008   2.081       1.175        42,358
                                                                          2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.049       1.136            --
                                                                          2012   1.018       1.049       103,174
                                                                          2011   1.096       1.018        73,728
                                                                          2010   0.911       1.096        57,416
                                                                          2009   0.680       0.911        60,092
                                                                          2008   1.125       0.680       124,923
                                                                          2007   1.273       1.125       102,279
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.987       1.966            --
                                                                          2013   1.458       1.987            --
                                                                          2012   1.362       1.458            --
                                                                          2011   1.494       1.362            --
                                                                          2010   1.154       1.494            --
                                                                          2009   0.749       1.154            --
                                                                          2008   1.355       0.749            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.311       1.312     2,542,217
                                                                          2013   1.053       1.311     3,025,550
                                                                          2012   0.887       1.053       957,847
                                                                          2011   0.988       0.887     1,007,519
                                                                          2010   0.870       0.988     1,125,074
                                                                          2009   0.635       0.870     1,201,839
                                                                          2008   1.091       0.635     1,465,288
                                                                          2007   1.048       1.091     1,893,492
                                                                          2006   0.996       1.048     2,167,759
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.520     3,043,278
                                                                          2013   1.550       1.489     4,336,901
                                                                          2012   1.448       1.550     5,550,238
                                                                          2011   1.432       1.448     5,726,968
                                                                          2010   1.352       1.432     6,358,710
                                                                          2009   1.217       1.352     7,219,847
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
                                                                          2006   1.350       1.447       168,500
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
                                                                          2006   1.113       1.168        37,238
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
                                                                          2006   1.201       1.241     1,258,548
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.288       1.429     1,881,531

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.982       1.288     2,503,009
                                                                        2012   0.850       0.982     2,964,658
                                                                        2011   0.904       0.850     3,320,592
                                                                        2010   0.788       0.904     3,641,553
                                                                        2009   0.680       0.788     4,240,403
                                                                        2008   1.090       0.680     4,537,287
                                                                        2007   1.073       1.090     5,132,859
                                                                        2006   1.001       1.073     3,476,876
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.750       1.904       633,940
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.520       1.592            --
                                                                        2006   1.440       1.520       238,470
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.800       2.004       206,058
                                                                        2013   1.369       1.800       219,122
                                                                        2012   1.232       1.369       278,509
                                                                        2011   1.254       1.232       387,771
                                                                        2010   1.137       1.254       412,655
                                                                        2009   0.974       1.137       459,696
                                                                        2008   1.586       0.974       403,580
                                                                        2007   1.578       1.586       325,365
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.251       1.310       434,558
                                                                        2013   1.289       1.251       613,928
                                                                        2012   1.225       1.289       985,032
                                                                        2011   1.175       1.225       994,987
                                                                        2010   1.109       1.175     1,033,972
                                                                        2009   1.035       1.109     1,064,724
                                                                        2008   1.096       1.035     1,133,497
                                                                        2007   1.054       1.096     1,319,097
                                                                        2006   1.019       1.054     1,180,513
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.539       1.642       236,198
                                                                        2013   1.171       1.539       414,118
                                                                        2012   1.045       1.171       542,581
                                                                        2011   1.171       1.045       567,123
                                                                        2010   0.998       1.171       591,131
                                                                        2009   0.795       0.998       586,936
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.373       1.345     1,245,965
                                                                        2013   1.401       1.373     3,103,821
                                                                        2012   1.431       1.401     2,486,475
                                                                        2011   1.460       1.431     2,471,154
                                                                        2010   1.480       1.460     2,180,803
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.739       0.729            --
                                                                        2008   1.261       0.739            --
                                                                        2007   1.289       1.261         1,889
                                                                        2006   1.257       1.289         7,367
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.715       0.745            --
                                                                        2008   1.322       0.715       327,267
                                                                        2007   1.298       1.322       360,815
                                                                        2006   1.285       1.298       387,124
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.135       1.248            --
                                                                        2012   1.002       1.135       897,328
                                                                        2011   1.091       1.002       932,789
                                                                        2010   0.973       1.091     1,032,863
                                                                        2009   0.816       0.973     1,173,794
                                                                        2008   1.365       0.816     1,247,125
                                                                        2007   1.339       1.365     1,293,697
                                                                        2006   1.309       1.339     1,345,430
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.820       1.980        85,871
                                                                        2013   1.401       1.820        90,538
                                                                        2012   1.290       1.401        91,624
                                                                        2011   1.359       1.290        91,877
                                                                        2010   1.204       1.359       103,831
                                                                        2009   0.824       1.204       111,777
                                                                        2008   1.550       0.824       106,218
                                                                        2007   1.314       1.550        80,134
                                                                        2006   1.350       1.314        80,101
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.028       2.167        34,643

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.511       2.028        36,265
                                                                       2012   1.332       1.511        46,341
                                                                       2011   1.353       1.332        72,639
                                                                       2010   1.237       1.353        75,590
                                                                       2009   0.902       1.237        84,323
                                                                       2008   1.364       0.902        79,267
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986            --
                                                                       2010   0.804       0.911       245,228
                                                                       2009   0.624       0.804       274,953
                                                                       2008   1.069       0.624       115,264
                                                                       2007   1.057       1.069        23,429
                                                                       2006   1.002       1.057        23,184
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.269       1.299       646,373
                                                                       2013   1.242       1.269       695,467
                                                                       2012   1.161       1.242       855,261
                                                                       2011   1.148       1.161       344,748
                                                                       2010   1.065       1.148       319,474
                                                                       2009   0.902       1.065       287,644
                                                                       2008   1.075       0.902       316,451
                                                                       2007   1.040       1.075            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.283       1.319       854,144
                                                                       2013   1.181       1.283     1,149,511
                                                                       2012   1.081       1.181     1,360,337
                                                                       2011   1.092       1.081       841,382
                                                                       2010   1.000       1.092       578,184
                                                                       2009   0.825       1.000       413,902
                                                                       2008   1.074       0.825       291,625
                                                                       2007   1.046       1.074       112,150
                                                                       2006   1.002       1.046       112,211
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.280       1.317     2,492,343
                                                                       2013   1.107       1.280     3,379,071
                                                                       2012   0.998       1.107     3,821,361
                                                                       2011   1.033       0.998     3,571,445
                                                                       2010   0.931       1.033     3,577,364
                                                                       2009   0.751       0.931     3,581,028
                                                                       2008   1.075       0.751     2,952,280
                                                                       2007   1.051       1.075     1,974,991
                                                                       2006   1.002       1.051     1,053,982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.260       1.299     1,349,781
                                                                       2013   1.034       1.260     1,736,353
                                                                       2012   0.915       1.034     1,721,734
                                                                       2011   0.971       0.915     1,676,867
                                                                       2010   0.864       0.971     1,571,010
                                                                       2009   0.683       0.864     1,651,481
                                                                       2008   1.074       0.683     1,643,214
                                                                       2007   1.056       1.074     2,045,451
                                                                       2006   1.002       1.056     2,245,576
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.777       1.969       317,292
                                                                       2013   1.377       1.777       400,903
                                                                       2012   1.218       1.377       442,814
                                                                       2011   1.223       1.218       453,088
                                                                       2010   1.091       1.223       476,246
                                                                       2009   0.889       1.091       618,748
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.608       1.708     1,325,721
                                                                       2013   1.382       1.608     1,648,055
                                                                       2012   1.267       1.382     2,497,551
                                                                       2011   1.265       1.267     2,848,616
                                                                       2010   1.176       1.265     2,969,977
                                                                       2009   1.014       1.176     3,064,012
                                                                       2008   1.332       1.014     3,692,479
                                                                       2007   1.305       1.332     4,032,328
                                                                       2006   1.225       1.305     4,489,293
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.074       2.251            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.559
                                                                                           2012   1.365
                                                                                           2011   1.381
                                                                                           2010   1.265
                                                                                           2009   1.069
                                                                                           2008   1.461
                                                                                           2007   1.385
                                                                                           2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.374
                                                                                           2013   1.391
                                                                                           2012   1.276
                                                                                           2011   1.263
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.553
                                                                                           2013   1.189
                                                                                           2012   1.078
                                                                                           2011   1.222
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.116
                                                                                           2005   1.116
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.176
                                                                                           2008   1.145
                                                                                           2007   1.075
                                                                                           2006   1.057
                                                                                           2005   1.053
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.467
                                                                                           2007   1.357
                                                                                           2006   1.247
                                                                                           2005   1.187
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.849
                                                                                           2006   1.477
                                                                                           2005   1.344
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.842
                                                                                           2006   1.603
                                                                                           2005   1.529
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.264
                                                                                           2005   1.186
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.248
                                                                                           2005   1.219
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.249
                                                                                           2005   1.172
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.043
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.062
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.074            --
                                                                                           1.559            --
                                                                                           1.365            --
                                                                                           1.381            --
                                                                                           1.265            --
                                                                                           1.069            --
                                                                                           1.461     1,305,982
                                                                                           1.385     1,402,121
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.225            --
                                                                                           1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.690        49,601
                                                                                           1.585       289,770
                                                                                           1.166       293,357
                                                                                           1.003       300,060
                                                                                           1.038       341,269
                                                                                           0.907       505,914
                                                                                           0.647       464,039
                                                                                           1.139       498,844
                                                                                           1.066       508,970
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.418       233,961
                                                                                           1.374       351,811
                                                                                           1.391       446,479
                                                                                           1.276       494,176
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.679     1,830,983
                                                                                           1.553     2,842,080
                                                                                           1.189     3,371,350
                                                                                           1.078     3,761,606
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.122            --
                                                                                           1.101     2,743,730
                                                                                           1.116     2,482,513
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.213            --
                                                                                           1.176     6,768,225
                                                                                           1.145     6,365,422
                                                                                           1.075     6,685,769
                                                                                           1.057     5,397,851
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.815            --
                                                                                           1.467            --
                                                                                           1.357            --
                                                                                           1.247            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.998            --
                                                                                           1.849         2,466
                                                                                           1.477            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.965            --
                                                                                           1.842       310,361
                                                                                           1.603       318,325
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.344            --
                                                                                           1.264       288,936
 Travelers Equity Income Subaccount (11/99)............................................... 1.309            --
                                                                                           1.248     1,192,249
 Travelers Large Cap Subaccount (11/99)................................................... 1.285            --
                                                                                           1.249        59,735
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.141            --
                                                                                           1.074        18,361
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.030            --
                                                                                           1.028       205,689
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.079            --
                                                                                           1.043       800,694
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.106            --
                                                                                           1.062     1,057,781

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.053            --
                                                                                     2005   1.000       1.035       176,250
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.030       1.019            --
                                                                                     2005   1.037       1.030       981,703
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.358       1.440            --
                                                                                     2005   1.237       1.358       158,776
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.278       1.350            --
                                                                                     2005   1.265       1.278        86,054
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.188       1.225            --
                                                                                     2005   1.178       1.188     4,400,365
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165     1,218,149
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.410       1.617            --
                                                                                     2005   1.314       1.410     1,223,044
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.274       1.350            --
                                                                                     2005   1.227       1.274       171,747
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059        37,255
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.191       1.201            --
                                                                                     2005   1.173       1.191     1,102,036
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.206       1.256            --
                                                                                     2005   1.206       1.206       329,452
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.302            --
                                                                                     2005   1.000       1.133        36,529
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266            --
                                                                                     2005   1.000       1.105        31,332
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.213       1.257            --
                                                                                     2005   1.149       1.213         7,209



                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.151           --
                                                                         2006   1.000       1.076           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.191       1.249           --
                                                                         2005   1.152       1.191           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.425       0.712           --
                                                                         2007   1.244       1.425           --
                                                                         2006   1.236       1.244           --
                                                                         2005   1.169       1.236           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.249       1.304           --
                                                                         2005   1.220       1.249           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.304       1.269           --
                                                                         2005   1.159       1.304           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.435       2.440       77,380

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.925       2.435        80,817
                                                                              2012   1.604       1.925        88,485
                                                                              2011   1.798       1.604        92,916
                                                                              2010   1.643       1.798        96,705
                                                                              2009   1.179       1.643       112,622
                                                                              2008   1.955       1.179       117,613
                                                                              2007   1.738       1.955       124,866
                                                                              2006   1.474       1.738       137,037
                                                                              2005   1.319       1.474       121,081
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.051       2.180       115,576
                                                                              2013   1.610       2.051       119,109
                                                                              2012   1.395       1.610       127,080
                                                                              2011   1.488       1.395       147,108
                                                                              2010   1.281       1.488       151,750
                                                                              2009   0.938       1.281       171,580
                                                                              2008   1.710       0.938       177,913
                                                                              2007   1.554       1.710       181,992
                                                                              2006   1.440       1.554       232,157
                                                                              2005   1.266       1.440       179,843
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.838       1.992        99,583
                                                                              2013   1.406       1.838       104,252
                                                                              2012   1.223       1.406       122,223
                                                                              2011   1.272       1.223       135,564
                                                                              2010   1.165       1.272       141,397
                                                                              2009   0.907       1.165       162,927
                                                                              2008   1.490       0.907       170,099
                                                                              2007   1.449       1.490       168,927
                                                                              2006   1.284       1.449       238,306
                                                                              2005   1.239       1.284       219,932
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.551       1.532            --
                                                                              2005   1.340       1.551            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.543       2.004            --
                                                                              2005   1.470       1.543            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.295       1.406            --
                                                                              2005   1.201       1.295            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.438            --
                                                                              2005   1.199       1.293        23,446
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.213       2.423        34,696
                                                                              2013   1.723       2.213        34,667
                                                                              2012   1.513       1.723        34,486
                                                                              2011   1.587       1.513        34,907
                                                                              2010   1.384       1.587        34,776
                                                                              2009   1.042       1.384        50,893
                                                                              2008   1.854       1.042        49,780
                                                                              2007   1.611       1.854        40,601
                                                                              2006   1.474       1.611        50,182
                                                                              2005   1.288       1.474        21,661
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.788       2.895        11,962
                                                                              2013   2.096       2.788        11,614
                                                                              2012   1.868       2.096        16,791
                                                                              2011   2.140       1.868        31,466
                                                                              2010   1.700       2.140        28,133
                                                                              2009   1.242       1.700        27,593
                                                                              2008   2.101       1.242        26,698
                                                                              2007   1.860       2.101        25,939
                                                                              2006   1.690       1.860        25,324
                                                                              2005   1.462       1.690        24,626
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.534       1.572        16,566

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.375       1.534       16,566
                                                                                   2012   1.247       1.375       16,566
                                                                                   2011   1.243       1.247       16,566
                                                                                   2010   1.127       1.243       16,566
                                                                                   2009   0.849       1.127       32,123
                                                                                   2008   1.232       0.849       32,130
                                                                                   2007   1.213       1.232       27,944
                                                                                   2006   1.048       1.213       27,944
                                                                                   2005   1.000       1.048        3,877
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.334       1.547           --
                                                                                   2005   1.232       1.334        3,067
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.096       2.206          701
                                                                                   2013   1.549       2.096          777
                                                                                   2012   1.428       1.549          865
                                                                                   2011   1.532       1.428          966
                                                                                   2010   1.226       1.532        1,177
                                                                                   2009   0.872       1.226        7,797
                                                                                   2008   1.548       0.872        7,810
                                                                                   2007   1.422       1.548        7,822
                                                                                   2006   1.336       1.422        7,831
                                                                                   2005   1.302       1.336        7,843
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.044       2.764           --
                                                                                   2007   2.414       3.044       11,369
                                                                                   2006   1.924       2.414       17,311
                                                                                   2005   1.542       1.924       17,471
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.007       1.747        7,774
                                                                                   2013   1.667       2.007        7,774
                                                                                   2012   1.440       1.667        8,643
                                                                                   2011   1.646       1.440        9,609
                                                                                   2010   1.550       1.646       10,555
                                                                                   2009   1.155       1.550       11,742
                                                                                   2008   1.979       1.155       13,367
                                                                                   2007   1.750       1.979       13,723
                                                                                   2006   1.472       1.750       25,787
                                                                                   2005   1.364       1.472       25,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.406       1.678           --
                                                                                   2005   1.319       1.406           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.664       2.928        4,940
                                                                                   2013   2.060       2.664        4,940
                                                                                   2012   1.799       2.060        5,493
                                                                                   2011   1.868       1.799        6,107
                                                                                   2010   1.519       1.868        6,708
                                                                                   2009   1.074       1.519        7,462
                                                                                   2008   1.954       1.074        8,495
                                                                                   2007   1.639       1.954        9,373
                                                                                   2006   1.478       1.639        9,373
                                                                                   2005   1.347       1.478        9,373
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.344       1.502           --
                                                                                   2005   1.320       1.344        4,952
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.269       1.349           --
                                                                                   2006   1.207       1.269        9,233
                                                                                   2005   1.160       1.207        8,498
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070           --
                                                                                   2009   0.855       1.012       45,930
                                                                                   2008   1.488       0.855       45,978
                                                                                   2007   1.449       1.488       49,125
                                                                                   2006   1.284       1.449       51,122
                                                                                   2005   1.231       1.284       52,677
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.249       2.651       10,604

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.554       2.249        10,604
                                                                                  2012   1.337       1.554        15,171
                                                                                  2011   1.332       1.337        16,910
                                                                                  2010   1.088       1.332        26,028
                                                                                  2009   0.826       1.088        28,144
                                                                                  2008   1.415       0.826        30,922
                                                                                  2007   1.424       1.415        13,661
                                                                                  2006   1.337       1.424         5,291
                                                                                  2005   1.223       1.337         5,298
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.732       1.738            --
                                                                                  2013   1.338       1.732         3,830
                                                                                  2012   1.189       1.338         4,047
                                                                                  2011   1.294       1.189        34,751
                                                                                  2010   1.134       1.294        35,941
                                                                                  2009   0.895       1.134        43,984
                                                                                  2008   1.441       0.895        45,520
                                                                                  2007   1.453       1.441        46,876
                                                                                  2006   1.271       1.453        41,018
                                                                                  2005   1.238       1.271        42,517
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.926       2.094        20,608
                                                                                  2013   1.513       1.926        21,458
                                                                                  2012   1.333       1.513        22,235
                                                                                  2011   1.327       1.333        24,094
                                                                                  2010   1.203       1.327        25,212
                                                                                  2009   1.006       1.203        25,339
                                                                                  2008   1.453       1.006        12,520
                                                                                  2007   1.369       1.453        12,657
                                                                                  2006   1.218       1.369        12,768
                                                                                  2005   1.192       1.218         2,581
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.928       0.912            --
                                                                                  2008   1.343       0.928        14,076
                                                                                  2007   1.347       1.343        14,076
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.157       1.220            --
                                                                                  2010   1.049       1.157        27,583
                                                                                  2009   0.764       1.049        39,695
                                                                                  2008   1.348       0.764        39,774
                                                                                  2007   1.352       1.348        39,839
                                                                                  2006   1.215       1.352        39,896
                                                                                  2005   1.179       1.215        39,960
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.201       1.303            --
                                                                                  2010   1.096       1.201            --
                                                                                  2009   0.917       1.096            --
                                                                                  2008   1.312       0.917            --
                                                                                  2007   1.258       1.312            --
                                                                                  2006   1.090       1.258            --
                                                                                  2005   1.115       1.090            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.755       1.953            --
                                                                                  2013   1.423       1.755            --
                                                                                  2012   1.273       1.423            --
                                                                                  2011   1.299       1.273            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.553       1.726       147,395
                                                                                  2013   1.262       1.553       149,426
                                                                                  2012   1.130       1.262       151,520
                                                                                  2011   1.071       1.130       155,332
                                                                                  2010   0.976       1.071       158,091
                                                                                  2009   0.813       0.976       171,975
                                                                                  2008   1.276       0.813       173,775
                                                                                  2007   1.237       1.276       454,854
                                                                                  2006   1.143       1.237       465,512
                                                                                  2005   1.120       1.143       484,636
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.780       1.987         3,942

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.319
                                                                                           2012   1.119
                                                                                           2011   1.151
                                                                                           2010   1.070
                                                                                           2009   0.767
                                                                                           2008   1.250
                                                                                           2007   1.212
                                                                                           2006   1.183
                                                                                           2005   1.148
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.907
                                                                                           2013   1.471
                                                                                           2012   1.290
                                                                                           2011   1.255
                                                                                           2010   1.171
                                                                                           2009   0.960
                                                                                           2008   1.523
                                                                                           2007   1.498
                                                                                           2006   1.293
                                                                                           2005   1.240
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.318
                                                                                           2013   1.723
                                                                                           2012   1.493
                                                                                           2011   1.587
                                                                                           2010   1.322
                                                                                           2009   0.993
                                                                                           2008   1.567
                                                                                           2007   1.494
                                                                                           2006   1.328
                                                                                           2005   1.252
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.832
                                                                                           2013   1.967
                                                                                           2012   1.682
                                                                                           2011   1.694
                                                                                           2010   1.382
                                                                                           2009   0.989
                                                                                           2008   1.703
                                                                                           2007   1.581
                                                                                           2006   1.432
                                                                                           2005   1.394
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.882
                                                                                           2008   1.442
                                                                                           2007   1.403
                                                                                           2006   1.245
                                                                                           2005   1.219
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.348
                                                                                           2010   1.327
                                                                                           2009   1.054
                                                                                           2008   1.902
                                                                                           2007   1.826
                                                                                           2006   1.482
                                                                                           2005   1.354
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.308
                                                                                           2006   1.189
                                                                                           2005   1.173
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.951
                                                                                           2010   0.889
                                                                                           2009   0.773
                                                                                           2008   1.002
                                                                                           2007   1.010
                                                                                           2006   0.990
                                                                                           2005   0.988
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.235



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.780        4,147
                                                                                           1.319        4,382
                                                                                           1.119        4,665
                                                                                           1.151        4,965
                                                                                           1.070        5,294
                                                                                           0.767        5,703
                                                                                           1.250        6,057
                                                                                           1.212        6,346
                                                                                           1.183       14,223
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.086           --
                                                                                           1.907           --
                                                                                           1.471           --
                                                                                           1.290           --
                                                                                           1.255           --
                                                                                           1.171           --
                                                                                           0.960           --
                                                                                           1.523           --
                                                                                           1.498           --
                                                                                           1.293           --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.454        8,025
                                                                                           2.318        8,434
                                                                                           1.723        8,900
                                                                                           1.493        9,455
                                                                                           1.587       10,039
                                                                                           1.322       10,675
                                                                                           0.993       11,468
                                                                                           1.567       12,190
                                                                                           1.494       19,832
                                                                                           1.328       27,399
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.887        2,698
                                                                                           2.832        2,698
                                                                                           1.967        3,000
                                                                                           1.682        3,335
                                                                                           1.694        3,663
                                                                                           1.382        4,075
                                                                                           0.989        4,639
                                                                                           1.703        9,176
                                                                                           1.581        9,176
                                                                                           1.432        9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.858           --
                                                                                           0.882       36,176
                                                                                           1.442       36,176
                                                                                           1.403       36,176
                                                                                           1.245           --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.167           --
                                                                                           1.348           --
                                                                                           1.327           --
                                                                                           1.054           --
                                                                                           1.902           --
                                                                                           1.826           --
                                                                                           1.482           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.327           --
                                                                                           1.308       14,076
                                                                                           1.189       14,076
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.938           --
                                                                                           0.951       20,288
                                                                                           0.889       20,292
                                                                                           0.773       20,296
                                                                                           1.002       20,300
                                                                                           1.010       24,696
                                                                                           0.990       29,111
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.257           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.131       1.235            --
                                                                          2009   0.968       1.131            --
                                                                          2008   1.144       0.968            --
                                                                          2007   1.145       1.144            --
                                                                          2006   1.110       1.145            --
                                                                          2005   1.105       1.110            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.938       1.892         6,540
                                                                          2013   1.813       1.938         6,831
                                                                          2012   1.571       1.813        15,897
                                                                          2011   1.566       1.571        17,364
                                                                          2010   1.371       1.566         8,071
                                                                          2009   0.876       1.371         8,261
                                                                          2008   1.277       0.876         8,497
                                                                          2007   1.300       1.277         8,701
                                                                          2006   1.197       1.300         8,867
                                                                          2005   1.191       1.197         3,844
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.026       1.019            --
                                                                          2009   1.045       1.026       107,809
                                                                          2008   1.040       1.045       107,814
                                                                          2007   1.013       1.040       107,819
                                                                          2006   0.989       1.013         3,729
                                                                          2005   0.982       0.989         3,734
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.462       1.532            --
                                                                          2006   1.264       1.462         6,735
                                                                          2005   1.241       1.264         6,742
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.501       1.575            --
                                                                          2006   1.296       1.501            --
                                                                          2005   1.242       1.296            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.587       1.691            --
                                                                          2006   1.436       1.587            --
                                                                          2005   1.397       1.436         6,229
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515            --
                                                                          2006   1.272       1.461        98,893
                                                                          2005   1.258       1.272        92,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799            --
                                                                          2006   1.488       1.635        46,317
                                                                          2005   1.404       1.488        39,524
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.019       1.135            --
                                                                          2013   1.003       1.019            --
                                                                          2012   0.811       1.003            --
                                                                          2011   0.875       0.811            --
                                                                          2010   0.768       0.875            --
                                                                          2009   0.581       0.768            --
                                                                          2008   1.014       0.581            --
                                                                          2007   1.216       1.014            --
                                                                          2006   1.003       1.216            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460            --
                                                                          2013   1.871       2.366            --
                                                                          2012   1.556       1.871            --
                                                                          2011   1.715       1.556            --
                                                                          2010   1.596       1.715            --
                                                                          2009   1.138       1.596            --
                                                                          2008   1.999       1.138            --
                                                                          2007   1.565       1.999            --
                                                                          2006   1.532       1.565            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199            --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.856       2.377           --
                                                                               2012   1.464       1.856           --
                                                                               2011   1.738       1.464           --
                                                                               2010   1.521       1.738           --
                                                                               2009   0.999       1.521           --
                                                                               2008   1.722       0.999           --
                                                                               2007   1.773       1.722           --
                                                                               2006   1.615       1.773           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.298       1.394       36,040
                                                                               2013   1.018       1.298       36,046
                                                                               2012   0.906       1.018       36,603
                                                                               2011   0.961       0.906       37,222
                                                                               2010   0.782       0.961       63,236
                                                                               2009   0.631       0.782       64,009
                                                                               2008   1.052       0.631       65,062
                                                                               2007   1.068       1.052       90,378
                                                                               2006   1.015       1.068       18,789
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.130       2.257           --
                                                                               2013   1.548       2.130           --
                                                                               2012   1.334       1.548           --
                                                                               2011   1.374       1.334           --
                                                                               2010   1.109       1.374           --
                                                                               2009   0.844       1.109           --
                                                                               2008   1.404       0.844           --
                                                                               2007   1.287       1.404           --
                                                                               2006   1.301       1.287           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.836       1.882           --
                                                                               2013   1.407       1.836           --
                                                                               2012   1.243       1.407           --
                                                                               2011   1.412       1.243           --
                                                                               2010   1.206       1.412           --
                                                                               2009   0.954       1.206           --
                                                                               2008   1.303       0.954           --
                                                                               2007   1.344       1.303           --
                                                                               2006   1.265       1.344           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771           --
                                                                               2008   1.448       0.813           --
                                                                               2007   1.321       1.448           --
                                                                               2006   1.342       1.321           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.296       1.296           --
                                                                               2013   1.222       1.296           --
                                                                               2012   1.021       1.222       29,958
                                                                               2011   1.119       1.021       35,235
                                                                               2010   1.073       1.119       36,911
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
                                                                               2006   1.003       1.025       41,024
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        8,401
                                                                               2013   2.346       2.183        8,513
                                                                               2012   2.016       2.346        9,050
                                                                               2011   2.532       2.016        9,655
                                                                               2010   2.091       2.532        7,682
                                                                               2009   1.264       2.091        8,406
                                                                               2008   2.768       1.264        9,378
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.645       1.922            --
                                                                          2012   1.440       1.645            --
                                                                          2011   1.647       1.440            --
                                                                          2010   1.510       1.647            --
                                                                          2009   1.172       1.510            --
                                                                          2008   2.077       1.172            --
                                                                          2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.045       1.131            --
                                                                          2012   1.014       1.045            --
                                                                          2011   1.093       1.014            --
                                                                          2010   0.909       1.093            --
                                                                          2009   0.679       0.909            --
                                                                          2008   1.123       0.679            --
                                                                          2007   1.272       1.123            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.976       1.955            --
                                                                          2013   1.452       1.976            --
                                                                          2012   1.357       1.452            --
                                                                          2011   1.488       1.357            --
                                                                          2010   1.151       1.488            --
                                                                          2009   0.747       1.151            --
                                                                          2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306            --
                                                                          2013   1.049       1.306            --
                                                                          2012   0.884       1.049            --
                                                                          2011   0.986       0.884            --
                                                                          2010   0.869       0.986            --
                                                                          2009   0.634       0.869            --
                                                                          2008   1.090       0.634            --
                                                                          2007   1.047       1.090            --
                                                                          2006   0.996       1.047            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399         3,429
                                                                          2013   1.554       1.385         3,430
                                                                          2012   1.452       1.554         3,432
                                                                          2011   1.330       1.452        20,006
                                                                          2010   1.257       1.330        21,028
                                                                          2009   1.085       1.257        22,137
                                                                          2008   1.186       1.085        23,424
                                                                          2007   1.124       1.186        24,961
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.482       1.512        56,445
                                                                          2013   1.543       1.482        58,334
                                                                          2012   1.442       1.543       132,670
                                                                          2011   1.427       1.442        85,829
                                                                          2010   1.347       1.427        90,813
                                                                          2009   1.213       1.347       103,257
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936            --
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286            --
                                                                          2006   1.113       1.167            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.785       1.828         9,374
                                                                          2013   1.795       1.785         9,551
                                                                          2012   1.642       1.795         9,711
                                                                          2011   1.618       1.642        10,112
                                                                          2010   1.473       1.618        10,343
                                                                          2009   1.130       1.473        10,348
                                                                          2008   1.293       1.130        10,353
                                                                          2007   1.239       1.293        10,731
                                                                          2006   1.200       1.239        10,736
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.283       1.423        19,262

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.979       1.283       19,479
                                                                        2012   0.848       0.979       31,538
                                                                        2011   0.902       0.848       41,517
                                                                        2010   0.787       0.902       67,894
                                                                        2009   0.679       0.787       67,917
                                                                        2008   1.089       0.679       67,941
                                                                        2007   1.072       1.089       81,988
                                                                        2006   1.001       1.072       12,689
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.741       1.893        3,640
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.518       1.589           --
                                                                        2006   1.438       1.518           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.791       1.992           --
                                                                        2013   1.363       1.791           --
                                                                        2012   1.226       1.363           --
                                                                        2011   1.250       1.226           --
                                                                        2010   1.134       1.250           --
                                                                        2009   0.971       1.134           --
                                                                        2008   1.582       0.971           --
                                                                        2007   1.576       1.582           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.244       1.303        2,930
                                                                        2013   1.283       1.244        2,933
                                                                        2012   1.220       1.283        2,936
                                                                        2011   1.171       1.220        2,940
                                                                        2010   1.105       1.171        7,544
                                                                        2009   1.033       1.105        7,550
                                                                        2008   1.094       1.033        7,557
                                                                        2007   1.052       1.094        8,160
                                                                        2006   1.017       1.052        8,164
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.531       1.633           --
                                                                        2013   1.165       1.531           --
                                                                        2012   1.041       1.165           --
                                                                        2011   1.167       1.041           --
                                                                        2010   0.995       1.167           --
                                                                        2009   0.792       0.995           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.366       1.338        4,539
                                                                        2013   1.395       1.366        4,544
                                                                        2012   1.425       1.395        4,549
                                                                        2011   1.455       1.425       76,435
                                                                        2010   1.475       1.455       74,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.737       0.727           --
                                                                        2008   1.259       0.737           --
                                                                        2007   1.287       1.259           --
                                                                        2006   1.256       1.287           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743           --
                                                                        2008   1.319       0.713           --
                                                                        2007   1.296       1.319           --
                                                                        2006   1.283       1.296           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242           --
                                                                        2012   0.998       1.130           --
                                                                        2011   1.087       0.998           --
                                                                        2010   0.970       1.087       19,602
                                                                        2009   0.814       0.970       26,542
                                                                        2008   1.362       0.814       26,560
                                                                        2007   1.337       1.362       29,123
                                                                        2006   1.308       1.337       29,130
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969           --
                                                                        2013   1.394       1.811           --
                                                                        2012   1.284       1.394           --
                                                                        2011   1.354       1.284           --
                                                                        2010   1.201       1.354           --
                                                                        2009   0.822       1.201           --
                                                                        2008   1.546       0.822           --
                                                                        2007   1.312       1.546           --
                                                                        2006   1.348       1.312           --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.018       2.155           --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.504       2.018            --
                                                                       2012   1.327       1.504            --
                                                                       2011   1.348       1.327            --
                                                                       2010   1.233       1.348            --
                                                                       2009   0.900       1.233            --
                                                                       2008   1.361       0.900            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983            --
                                                                       2010   0.802       0.909            --
                                                                       2009   0.623       0.802            --
                                                                       2008   1.068       0.623            --
                                                                       2007   1.057       1.068            --
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.264       1.293            --
                                                                       2013   1.238       1.264            --
                                                                       2012   1.158       1.238            --
                                                                       2011   1.145       1.158            --
                                                                       2010   1.063       1.145            --
                                                                       2009   0.900       1.063            --
                                                                       2008   1.074       0.900            --
                                                                       2007   1.039       1.074            --
                                                                       2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.278       1.313            --
                                                                       2013   1.177       1.278            --
                                                                       2012   1.078       1.177            --
                                                                       2011   1.090       1.078            --
                                                                       2010   0.998       1.090            --
                                                                       2009   0.824       0.998            --
                                                                       2008   1.073       0.824            --
                                                                       2007   1.046       1.073            --
                                                                       2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.275       1.311            --
                                                                       2013   1.103       1.275            --
                                                                       2012   0.995       1.103            --
                                                                       2011   1.030       0.995            --
                                                                       2010   0.930       1.030            --
                                                                       2009   0.750       0.930            --
                                                                       2008   1.074       0.750            --
                                                                       2007   1.051       1.074            --
                                                                       2006   1.002       1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.255       1.293        17,106
                                                                       2013   1.031       1.255        17,121
                                                                       2012   0.913       1.031        17,138
                                                                       2011   0.968       0.913        17,158
                                                                       2010   0.862       0.968        17,179
                                                                       2009   0.682       0.862        17,203
                                                                       2008   1.074       0.682        17,227
                                                                       2007   1.056       1.074        17,248
                                                                       2006   1.002       1.056        17,267
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.768       1.958        36,176
                                                                       2013   1.371       1.768        36,176
                                                                       2012   1.213       1.371        36,176
                                                                       2011   1.219       1.213        36,176
                                                                       2010   1.087       1.219        36,176
                                                                       2009   0.887       1.087        36,176
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.600       1.699         6,927
                                                                       2013   1.376       1.600         6,933
                                                                       2012   1.262       1.376        53,208
                                                                       2011   1.261       1.262        45,644
                                                                       2010   1.172       1.261        46,622
                                                                       2009   1.011       1.172        62,555
                                                                       2008   1.329       1.011        63,793
                                                                       2007   1.303       1.329        60,104
                                                                       2006   1.223       1.303       125,530
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.058       2.233            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.548
                                                                                           2012   1.356
                                                                                           2011   1.373
                                                                                           2010   1.258
                                                                                           2009   1.063
                                                                                           2008   1.458
                                                                                           2007   1.384
                                                                                           2006   1.256
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.545
                                                                                           2013   1.183
                                                                                           2012   1.073
                                                                                           2011   1.218
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
                                                                                           2006   1.115
                                                                                           2005   1.115
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.173
                                                                                           2008   1.143
                                                                                           2007   1.073
                                                                                           2006   1.056
                                                                                           2005   1.052
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.463
                                                                                           2007   1.355
                                                                                           2006   1.246
                                                                                           2005   1.186
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.845
                                                                                           2006   1.475
                                                                                           2005   1.343
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.839
                                                                                           2006   1.601
                                                                                           2005   1.528
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.262
                                                                                           2005   1.185
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.246
                                                                                           2005   1.218
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.247
                                                                                           2005   1.172
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.043
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.062
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.058            --
                                                                                           1.548            --
                                                                                           1.356            --
                                                                                           1.373            --
                                                                                           1.258            --
                                                                                           1.063            --
                                                                                           1.458         2,560
                                                                                           1.384         2,560
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
                                                                                           1.065            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.410            --
                                                                                           1.367            --
                                                                                           1.385            --
                                                                                           1.271            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.670        11,250
                                                                                           1.545        11,275
                                                                                           1.183        11,303
                                                                                           1.073        11,338
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.120            --
                                                                                           1.099        41,396
                                                                                           1.115        42,753
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.210            --
                                                                                           1.173       103,283
                                                                                           1.143        89,883
                                                                                           1.073        89,261
                                                                                           1.056        88,432
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.813            --
                                                                                           1.463            --
                                                                                           1.355            --
                                                                                           1.246            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.995            --
                                                                                           1.845            --
                                                                                           1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.961            --
                                                                                           1.839         8,267
                                                                                           1.601         8,267
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.342            --
                                                                                           1.262            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.308            --
                                                                                           1.246        27,363
 Travelers Large Cap Subaccount (11/99)................................................... 1.283            --
                                                                                           1.247            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.140            --
                                                                                           1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.030            --
                                                                                           1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.078            --
                                                                                           1.043            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.105            --
                                                                                           1.062            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.053            --
                                                                                           1.034            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.029       1.017            --
                                                                          2005   1.036       1.029         7,733
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.357       1.438            --
                                                                          2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.276       1.348            --
                                                                          2005   1.264       1.276            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.187       1.223            --
                                                                          2005   1.177       1.187       113,120
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.164       1.256            --
                                                                          2005   1.117       1.164            --
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.408       1.615            --
                                                                          2005   1.313       1.408            --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.273       1.348            --
                                                                          2005   1.226       1.273            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.059       1.113            --
                                                                          2005   1.000       1.059            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.190       1.200            --
                                                                          2005   1.172       1.190         5,460
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.204       1.254            --
                                                                          2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.301            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.265            --
                                                                          2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.212       1.256            --
                                                                          2005   1.148       1.212            --



                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.149            --
                                                                         2006   1.000       1.076         7,862
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.260       1.321            --
                                                                         2005   1.219       1.260         5,955
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.521       0.759            --
                                                                         2007   1.330       1.521        23,206
                                                                         2006   1.321       1.330        24,855
                                                                         2005   1.251       1.321        25,581
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.382       1.442            --
                                                                         2005   1.351       1.382       124,740
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.362       1.324            --
                                                                         2005   1.212       1.362         8,136
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.645       2.648        56,355

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.093       2.645        88,375
                                                                              2012   1.746       2.093        98,323
                                                                              2011   1.959       1.746       114,690
                                                                              2010   1.792       1.959       258,486
                                                                              2009   1.287       1.792       274,841
                                                                              2008   2.136       1.287       311,801
                                                                              2007   1.902       2.136       303,288
                                                                              2006   1.614       1.902       304,714
                                                                              2005   1.446       1.614       331,151
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.272       2.412       258,679
                                                                              2013   1.785       2.272       391,815
                                                                              2012   1.548       1.785       468,546
                                                                              2011   1.654       1.548       524,654
                                                                              2010   1.424       1.654       723,162
                                                                              2009   1.044       1.424       756,717
                                                                              2008   1.905       1.044       769,586
                                                                              2007   1.734       1.905       780,739
                                                                              2006   1.608       1.734       822,900
                                                                              2005   1.415       1.608       823,519
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.997       2.161       249,695
                                                                              2013   1.529       1.997       289,046
                                                                              2012   1.331       1.529       325,755
                                                                              2011   1.386       1.331       656,284
                                                                              2010   1.271       1.386       772,633
                                                                              2009   0.990       1.271       808,960
                                                                              2008   1.629       0.990       974,095
                                                                              2007   1.585       1.629     1,042,503
                                                                              2006   1.406       1.585     1,087,505
                                                                              2005   1.358       1.406     1,103,873
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.600       1.580            --
                                                                              2005   1.384       1.600         5,253
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.776       2.304            --
                                                                              2005   1.694       1.776        47,056
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.293       1.403            --
                                                                              2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.290       1.435            --
                                                                              2005   1.197       1.290        21,062
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.390       2.615        55,420
                                                                              2013   1.863       2.390        63,735
                                                                              2012   1.638       1.863       121,314
                                                                              2011   1.719       1.638       132,432
                                                                              2010   1.501       1.719       143,961
                                                                              2009   1.131       1.501       186,243
                                                                              2008   2.015       1.131       200,500
                                                                              2007   1.753       2.015       190,710
                                                                              2006   1.606       1.753       189,094
                                                                              2005   1.405       1.606       189,860
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.074       3.188        39,681
                                                                              2013   2.312       3.074        64,087
                                                                              2012   2.064       2.312        76,288
                                                                              2011   2.366       2.064        76,978
                                                                              2010   1.881       2.366        79,192
                                                                              2009   1.376       1.881        86,856
                                                                              2008   2.330       1.376        79,036
                                                                              2007   2.065       2.330        97,311
                                                                              2006   1.878       2.065       105,519
                                                                              2005   1.626       1.878        95,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.521       1.557         6,976

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.365       1.521         6,980
                                                                                   2012   1.238       1.365       126,824
                                                                                   2011   1.236       1.238       133,914
                                                                                   2010   1.122       1.236       195,950
                                                                                   2009   0.846       1.122       205,798
                                                                                   2008   1.229       0.846       232,450
                                                                                   2007   1.211       1.229       281,444
                                                                                   2006   1.047       1.211        76,712
                                                                                   2005   1.000       1.047            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.450       1.680            --
                                                                                   2005   1.341       1.450       315,122
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.263       2.380         7,468
                                                                                   2013   1.675       2.263         9,667
                                                                                   2012   1.545       1.675        28,933
                                                                                   2011   1.659       1.545        31,626
                                                                                   2010   1.329       1.659        34,766
                                                                                   2009   0.946       1.329        36,512
                                                                                   2008   1.682       0.946        40,308
                                                                                   2007   1.546       1.682        63,398
                                                                                   2006   1.454       1.546        77,823
                                                                                   2005   1.418       1.454        85,885
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.458       3.140            --
                                                                                   2007   2.745       3.458        90,456
                                                                                   2006   2.190       2.745       114,480
                                                                                   2005   1.757       2.190       104,800
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.162       1.880        24,269
                                                                                   2013   1.797       2.162        31,854
                                                                                   2012   1.554       1.797        48,362
                                                                                   2011   1.778       1.554        55,062
                                                                                   2010   1.676       1.778        74,641
                                                                                   2009   1.251       1.676       111,002
                                                                                   2008   2.144       1.251       113,039
                                                                                   2007   1.899       2.144       146,322
                                                                                   2006   1.598       1.899       156,811
                                                                                   2005   1.483       1.598       151,260
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.526       1.818            --
                                                                                   2005   1.433       1.526        83,262
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.993       3.286         1,964
                                                                                   2013   2.317       2.993         4,505
                                                                                   2012   2.025       2.317        21,136
                                                                                   2011   2.105       2.025        21,279
                                                                                   2010   1.714       2.105        26,668
                                                                                   2009   1.213       1.714        26,776
                                                                                   2008   2.209       1.213        41,422
                                                                                   2007   1.855       2.209        44,966
                                                                                   2006   1.674       1.855        46,005
                                                                                   2005   1.527       1.674        54,680
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.519       1.696            --
                                                                                   2005   1.493       1.519        28,004
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.386       1.472            --
                                                                                   2006   1.320       1.386            --
                                                                                   2005   1.269       1.320        20,272
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.093       1.155            --
                                                                                   2009   0.924       1.093       618,938
                                                                                   2008   1.610       0.924       911,144
                                                                                   2007   1.569       1.610       944,938
                                                                                   2006   1.392       1.569       984,413
                                                                                   2005   1.336       1.392       752,594
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.453       2.889       109,998

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.697       2.453       139,383
                                                                                  2012   1.461       1.697       146,105
                                                                                  2011   1.457       1.461       170,373
                                                                                  2010   1.192       1.457       194,294
                                                                                  2009   0.905       1.192       278,114
                                                                                  2008   1.553       0.905       289,925
                                                                                  2007   1.564       1.553       325,756
                                                                                  2006   1.470       1.564       375,378
                                                                                  2005   1.346       1.470       386,740
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.922       1.928            --
                                                                                  2013   1.487       1.922       111,108
                                                                                  2012   1.322       1.487       130,526
                                                                                  2011   1.440       1.322       147,242
                                                                                  2010   1.263       1.440       269,797
                                                                                  2009   0.998       1.263       309,144
                                                                                  2008   1.609       0.998       355,136
                                                                                  2007   1.624       1.609       383,497
                                                                                  2006   1.421       1.624       237,019
                                                                                  2005   1.386       1.421       273,709
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.028       2.202       130,346
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.451       1.539       245,837
                                                                                  2006   1.292       1.451       160,043
                                                                                  2005   1.267       1.292       169,407
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.998       0.980            --
                                                                                  2008   1.447       0.998        69,748
                                                                                  2007   1.451       1.447        69,797
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.269       1.338            --
                                                                                  2010   1.151       1.269       618,692
                                                                                  2009   0.839       1.151       618,045
                                                                                  2008   1.482       0.839       690,599
                                                                                  2007   1.488       1.482       811,458
                                                                                  2006   1.339       1.488       837,538
                                                                                  2005   1.300       1.339     1,043,177
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.260       1.366            --
                                                                                  2010   1.151       1.260        10,055
                                                                                  2009   0.964       1.151        12,630
                                                                                  2008   1.380       0.964        40,682
                                                                                  2007   1.325       1.380        50,761
                                                                                  2006   1.149       1.325        70,704
                                                                                  2005   1.176       1.149        70,512
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.836       2.040         1,078
                                                                                  2013   1.490       1.836         1,560
                                                                                  2012   1.334       1.490         3,637
                                                                                  2011   1.362       1.334         6,220
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.650       1.832       154,325
                                                                                  2013   1.342       1.650       172,878
                                                                                  2012   1.203       1.342       181,431
                                                                                  2011   1.141       1.203     1,092,366
                                                                                  2010   1.041       1.141     1,102,318
                                                                                  2009   0.867       1.041     1,159,041
                                                                                  2008   1.363       0.867     1,167,103
                                                                                  2007   1.323       1.363     1,312,042
                                                                                  2006   1.224       1.323     1,645,906
                                                                                  2005   1.200       1.224     1,653,764
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.060       2.297        14,454

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.528
                                                                                           2012   1.298
                                                                                           2011   1.335
                                                                                           2010   1.243
                                                                                           2009   0.892
                                                                                           2008   1.455
                                                                                           2007   1.412
                                                                                           2006   1.380
                                                                                           2005   1.341
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.043
                                                                                           2013   1.577
                                                                                           2012   1.384
                                                                                           2011   1.348
                                                                                           2010   1.259
                                                                                           2009   1.034
                                                                                           2008   1.642
                                                                                           2007   1.615
                                                                                           2006   1.396
                                                                                           2005   1.340
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.456
                                                                                           2013   1.828
                                                                                           2012   1.585
                                                                                           2011   1.686
                                                                                           2010   1.407
                                                                                           2009   1.058
                                                                                           2008   1.670
                                                                                           2007   1.594
                                                                                           2006   1.419
                                                                                           2005   1.339
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.204
                                                                                           2013   2.227
                                                                                           2012   1.906
                                                                                           2011   1.922
                                                                                           2010   1.570
                                                                                           2009   1.124
                                                                                           2008   1.938
                                                                                           2007   1.801
                                                                                           2006   1.632
                                                                                           2005   1.591
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.939
                                                                                           2008   1.536
                                                                                           2007   1.496
                                                                                           2006   1.329
                                                                                           2005   1.303
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.402
                                                                                           2010   1.381
                                                                                           2009   1.098
                                                                                           2008   1.983
                                                                                           2007   1.907
                                                                                           2006   1.549
                                                                                           2005   1.417
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.410
                                                                                           2006   1.284
                                                                                           2005   1.267
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.944
                                                                                           2010   0.884
                                                                                           2009   0.769
                                                                                           2008   0.998
                                                                                           2007   1.006
                                                                                           2006   0.988
                                                                                           2005   0.987
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.280



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.060        22,758
                                                                                           1.528        24,554
                                                                                           1.298        26,669
                                                                                           1.335        29,487
                                                                                           1.243        88,519
                                                                                           0.892       117,723
                                                                                           1.455       167,559
                                                                                           1.412       179,366
                                                                                           1.380       209,916
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.232        11,475
                                                                                           2.043        11,484
                                                                                           1.577        11,495
                                                                                           1.384        17,435
                                                                                           1.348        17,453
                                                                                           1.259        17,473
                                                                                           1.034        17,493
                                                                                           1.642        28,456
                                                                                           1.615         5,940
                                                                                           1.396         5,943
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.598        23,023
                                                                                           2.456        24,587
                                                                                           1.828        11,421
                                                                                           1.585        12,314
                                                                                           1.686        12,318
                                                                                           1.407        12,322
                                                                                           1.058        25,731
                                                                                           1.670        37,018
                                                                                           1.594        45,675
                                                                                           1.419        68,673
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.262        37,377
                                                                                           3.204        38,630
                                                                                           2.227        40,801
                                                                                           1.906        42,996
                                                                                           1.922        45,607
                                                                                           1.570        54,189
                                                                                           1.124        63,710
                                                                                           1.938        73,969
                                                                                           1.801        49,057
                                                                                           1.632        62,378
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.912            --
                                                                                           0.939        15,168
                                                                                           1.536        16,213
                                                                                           1.496        29,531
                                                                                           1.329        65,689
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.212            --
                                                                                           1.402            --
                                                                                           1.381         2,276
                                                                                           1.098         2,276
                                                                                           1.983         1,894
                                                                                           1.907         2,008
                                                                                           1.549         2,008
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.429            --
                                                                                           1.410        80,583
                                                                                           1.284        80,634
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.931            --
                                                                                           0.944        25,171
                                                                                           0.884        35,956
                                                                                           0.769        45,268
                                                                                           0.998        47,121
                                                                                           1.006        82,653
                                                                                           0.988       126,337
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.303            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.174       1.280        35,186
                                                                          2009   1.005       1.174        35,202
                                                                          2008   1.190       1.005        36,891
                                                                          2007   1.193       1.190        37,384
                                                                          2006   1.157       1.193        40,392
                                                                          2005   1.153       1.157       201,480
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.190       2.135        47,097
                                                                          2013   2.050       2.190       128,610
                                                                          2012   1.778       2.050       104,144
                                                                          2011   1.775       1.778       337,196
                                                                          2010   1.555       1.775       378,617
                                                                          2009   0.994       1.555       379,467
                                                                          2008   1.452       0.994       374,286
                                                                          2007   1.479       1.452       585,793
                                                                          2006   1.363       1.479       590,850
                                                                          2005   1.358       1.363       626,720
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.010       1.003            --
                                                                          2009   1.030       1.010       215,121
                                                                          2008   1.026       1.030       558,620
                                                                          2007   1.000       1.026       280,399
                                                                          2006   0.977       1.000       300,741
                                                                          2005   0.971       0.977        77,966
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.627       1.704            --
                                                                          2006   1.408       1.627       171,439
                                                                          2005   1.383       1.408       184,824
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.578       1.655            --
                                                                          2006   1.364       1.578        23,866
                                                                          2005   1.309       1.364        23,886
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.735       1.848            --
                                                                          2006   1.571       1.735        35,833
                                                                          2005   1.531       1.571        88,211
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.581       1.640            --
                                                                          2006   1.378       1.581       151,441
                                                                          2005   1.364       1.378       165,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.767       1.944            --
                                                                          2006   1.610       1.767       147,747
                                                                          2005   1.520       1.610       165,932
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
                                                                          2006   1.003       1.215        82,139
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
                                                                          2006   1.580       1.613         5,443
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.559       2.365        15,774

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.000       2.559        35,982
                                                                               2012   1.579       2.000        73,757
                                                                               2011   1.877       1.579        77,325
                                                                               2010   1.644       1.877        93,640
                                                                               2009   1.081       1.644        94,460
                                                                               2008   1.865       1.081        59,331
                                                                               2007   1.922       1.865        58,425
                                                                               2006   1.752       1.922        72,912
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.288       1.382        96,351
                                                                               2013   1.011       1.288       104,356
                                                                               2012   0.901       1.011       115,813
                                                                               2011   0.956       0.901       141,667
                                                                               2010   0.779       0.956       173,048
                                                                               2009   0.629       0.779       188,702
                                                                               2008   1.051       0.629       214,151
                                                                               2007   1.068       1.051       254,416
                                                                               2006   1.015       1.068         4,159
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.112       2.235        34,858
                                                                               2013   1.536       2.112        35,063
                                                                               2012   1.325       1.536        31,097
                                                                               2011   1.366       1.325        20,473
                                                                               2010   1.104       1.366        23,098
                                                                               2009   0.841       1.104            --
                                                                               2008   1.400       0.841            --
                                                                               2007   1.285       1.400            --
                                                                               2006   1.300       1.285            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.820       1.864            --
                                                                               2013   1.396       1.820            --
                                                                               2012   1.234       1.396            --
                                                                               2011   1.404       1.234            --
                                                                               2010   1.201       1.404            --
                                                                               2009   0.951       1.201            --
                                                                               2008   1.300       0.951            --
                                                                               2007   1.342       1.300            --
                                                                               2006   1.264       1.342            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.870       0.826            --
                                                                               2008   1.551       0.870        73,365
                                                                               2007   1.417       1.551        77,196
                                                                               2006   1.440       1.417        80,378
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.395       1.395            --
                                                                               2013   1.316       1.395            --
                                                                               2012   1.100       1.316       515,826
                                                                               2011   1.208       1.100       616,920
                                                                               2010   1.159       1.208       618,821
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
                                                                               2006   1.003       1.025        84,786
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.465       2.254        57,489
                                                                               2013   2.652       2.465        65,550
                                                                               2012   2.281       2.652        63,140
                                                                               2011   2.868       2.281        70,507
                                                                               2010   2.371       2.868        80,002
                                                                               2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.015       1.834            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.727       2.015            --
                                                                          2012   1.513       1.727            --
                                                                          2011   1.732       1.513            --
                                                                          2010   1.590       1.732            --
                                                                          2009   1.235       1.590            --
                                                                          2008   2.191       1.235            --
                                                                          2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.037       1.122            --
                                                                          2012   1.007       1.037         2,770
                                                                          2011   1.087       1.007         2,771
                                                                          2010   0.905       1.087         2,773
                                                                          2009   0.676       0.905         2,774
                                                                          2008   1.120       0.676        16,021
                                                                          2007   1.269       1.120        14,166
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.150       2.124            --
                                                                          2013   1.581       2.150            --
                                                                          2012   1.479       1.581            --
                                                                          2011   1.624       1.479            --
                                                                          2010   1.257       1.624            --
                                                                          2009   0.817       1.257            --
                                                                          2008   1.478       0.817            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.296       1.295       433,586
                                                                          2013   1.042       1.296       523,281
                                                                          2012   0.879       1.042        37,849
                                                                          2011   0.981       0.879        41,096
                                                                          2010   0.865       0.981        46,089
                                                                          2009   0.633       0.865        85,127
                                                                          2008   1.088       0.633       110,071
                                                                          2007   1.047       1.088       133,447
                                                                          2006   0.996       1.047       139,807
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.517       190,093
                                                                          2013   1.551       1.489       391,669
                                                                          2012   1.452       1.551       429,000
                                                                          2011   1.438       1.452       550,081
                                                                          2010   1.359       1.438       610,834
                                                                          2009   1.224       1.359       668,990
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
                                                                          2006   1.445       1.547         5,084
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
                                                                          2006   1.112       1.165            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
                                                                          2006   1.308       1.350         8,500
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.273       1.411       352,166

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.973       1.273       518,173
                                                                        2012   0.843       0.973       587,191
                                                                        2011   0.898       0.843       622,100
                                                                        2010   0.784       0.898       657,155
                                                                        2009   0.677       0.784       683,746
                                                                        2008   1.087       0.677       734,684
                                                                        2007   1.072       1.087       656,439
                                                                        2006   1.001       1.072       534,829
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.931       2.098        71,502
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.602       1.676            --
                                                                        2006   1.519       1.602       134,128
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.877       2.086        70,928
                                                                        2013   1.430       1.877        76,181
                                                                        2012   1.288       1.430        82,934
                                                                        2011   1.314       1.288        93,475
                                                                        2010   1.193       1.314       109,013
                                                                        2009   1.023       1.193       147,468
                                                                        2008   1.668       1.023       139,391
                                                                        2007   1.662       1.668       126,496
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.288       1.347        27,084
                                                                        2013   1.329       1.288       161,000
                                                                        2012   1.265       1.329        46,305
                                                                        2011   1.215       1.265        65,299
                                                                        2010   1.148       1.215        74,426
                                                                        2009   1.074       1.148       123,737
                                                                        2008   1.139       1.074       117,872
                                                                        2007   1.097       1.139       105,202
                                                                        2006   1.061       1.097       114,682
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.632       1.738        30,563
                                                                        2013   1.243       1.632        32,355
                                                                        2012   1.111       1.243        79,994
                                                                        2011   1.247       1.111        83,026
                                                                        2010   1.064       1.247       170,307
                                                                        2009   0.848       1.064       173,825
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.477       1.445        19,691
                                                                        2013   1.510       1.477        22,280
                                                                        2012   1.544       1.510        69,998
                                                                        2011   1.578       1.544       100,603
                                                                        2010   1.602       1.578       131,188
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.771       0.761            --
                                                                        2008   1.319       0.771            --
                                                                        2007   1.349       1.319         6,394
                                                                        2006   1.318       1.349            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.744       0.775            --
                                                                        2008   1.379       0.744       114,994
                                                                        2007   1.356       1.379       116,556
                                                                        2006   1.343       1.356       119,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.216       1.336            --
                                                                        2012   1.075       1.216        20,201
                                                                        2011   1.172       1.075        29,841
                                                                        2010   1.047       1.172        64,936
                                                                        2009   0.879       1.047        68,435
                                                                        2008   1.474       0.879        72,634
                                                                        2007   1.447       1.474       107,201
                                                                        2006   1.417       1.447       119,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.069       2.247        24,633
                                                                        2013   1.594       2.069        26,078
                                                                        2012   1.470       1.594        34,420
                                                                        2011   1.551       1.470        36,014
                                                                        2010   1.377       1.551        37,512
                                                                        2009   0.943       1.377        40,342
                                                                        2008   1.777       0.943        44,812
                                                                        2007   1.509       1.777        47,451
                                                                        2006   1.552       1.509        49,974
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.141       2.284         4,520

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.597       2.141         5,166
                                                                       2012   1.410       1.597         5,930
                                                                       2011   1.434       1.410         6,831
                                                                       2010   1.314       1.434         7,761
                                                                       2009   0.959       1.314         8,986
                                                                       2008   1.452       0.959        10,314
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                       2010   0.799       0.905            --
                                                                       2009   0.621       0.799            --
                                                                       2008   1.067       0.621            --
                                                                       2007   1.056       1.067            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282            --
                                                                       2013   1.230       1.254            --
                                                                       2012   1.151       1.230            --
                                                                       2011   1.140       1.151            --
                                                                       2010   1.059       1.140            --
                                                                       2009   0.898       1.059            --
                                                                       2008   1.072       0.898            --
                                                                       2007   1.038       1.072            --
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302        22,791
                                                                       2013   1.169       1.268        24,130
                                                                       2012   1.072       1.169        25,556
                                                                       2011   1.085       1.072        27,089
                                                                       2010   0.994       1.085        71,993
                                                                       2009   0.822       0.994        73,684
                                                                       2008   1.071       0.822        75,677
                                                                       2007   1.045       1.071        43,320
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300       158,043
                                                                       2013   1.096       1.265       158,043
                                                                       2012   0.989       1.096       340,543
                                                                       2011   1.025       0.989       444,856
                                                                       2010   0.926       1.025       321,497
                                                                       2009   0.748       0.926       327,227
                                                                       2008   1.072       0.748         6,664
                                                                       2007   1.050       1.072            --
                                                                       2006   1.002       1.050            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282            --
                                                                       2013   1.024       1.245            --
                                                                       2012   0.907       1.024            --
                                                                       2011   0.964       0.907            --
                                                                       2010   0.859       0.964            --
                                                                       2009   0.680       0.859            --
                                                                       2008   1.072       0.680            --
                                                                       2007   1.055       1.072        32,231
                                                                       2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.872       2.071            --
                                                                       2013   1.453       1.872            --
                                                                       2012   1.287       1.453            --
                                                                       2011   1.294       1.287         8,567
                                                                       2010   1.156       1.294         9,768
                                                                       2009   0.943       1.156        10,588
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.650       1.750        13,477
                                                                       2013   1.421       1.650        90,391
                                                                       2012   1.304       1.421       107,881
                                                                       2011   1.304       1.304       147,691
                                                                       2010   1.214       1.304       293,121
                                                                       2009   1.048       1.214       299,738
                                                                       2008   1.379       1.048       319,570
                                                                       2007   1.354       1.379       348,319
                                                                       2006   1.271       1.354       364,487
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.026       2.196            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.526
                                                                                           2012   1.337
                                                                                           2011   1.356
                                                                                           2010   1.244
                                                                                           2009   1.052
                                                                                           2008   1.453
                                                                                           2007   1.380
                                                                                           2006   1.254
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.414
                                                                                           2013   1.433
                                                                                           2012   1.317
                                                                                           2011   1.304
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.689
                                                                                           2013   1.295
                                                                                           2012   1.176
                                                                                           2011   1.335
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.092
                                                                                           2006   1.109
                                                                                           2005   1.110
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.184
                                                                                           2008   1.155
                                                                                           2007   1.086
                                                                                           2006   1.069
                                                                                           2005   1.067
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.602
                                                                                           2007   1.484
                                                                                           2006   1.366
                                                                                           2005   1.302
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.949
                                                                                           2006   1.560
                                                                                           2005   1.421
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.121
                                                                                           2006   1.848
                                                                                           2005   1.765
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.355
                                                                                           2005   1.274
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.351
                                                                                           2005   1.322
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.306
                                                                                           2005   1.228
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.042
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.061
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.026            --
                                                                                           1.526            --
                                                                                           1.337            --
                                                                                           1.356            --
                                                                                           1.244            --
                                                                                           1.052            --
                                                                                           1.453        31,954
                                                                                           1.380        10,775
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.668         5,441
                                                                                           1.567         5,796
                                                                                           1.154         6,228
                                                                                           0.994        17,658
                                                                                           1.030        18,206
                                                                                           0.902        18,823
                                                                                           0.645        20,571
                                                                                           1.136        10,994
                                                                                           1.064        11,006
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.456        11,592
                                                                                           1.414        34,047
                                                                                           1.433        34,263
                                                                                           1.317        34,504
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.824        43,742
                                                                                           1.689        43,746
                                                                                           1.295       105,332
                                                                                           1.176       590,312
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.112            --
                                                                                           1.092       299,745
                                                                                           1.109       430,006
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.221            --
                                                                                           1.184       553,011
                                                                                           1.155       526,678
                                                                                           1.086       638,934
                                                                                           1.069       654,436
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.888            --
                                                                                           1.602            --
                                                                                           1.484         3,627
                                                                                           1.366         4,172
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.106            --
                                                                                           1.949         2,316
                                                                                           1.560            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.261            --
                                                                                           2.121        56,570
                                                                                           1.848        55,526
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.440            --
                                                                                           1.355        96,363
 Travelers Equity Income Subaccount (11/99)............................................... 1.417            --
                                                                                           1.351       119,906
 Travelers Large Cap Subaccount (11/99)................................................... 1.343            --
                                                                                           1.306         8,717
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.139            --
                                                                                           1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.029            --
                                                                                           1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.077            --
                                                                                           1.042            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.104            --
                                                                                           1.061            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.052            --
                                                                                           1.034            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.073       1.061            --
                                                                          2005   1.082       1.073       297,459
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.433       1.519            --
                                                                          2005   1.308       1.433       150,031
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.469       1.552            --
                                                                          2005   1.457       1.469        52,606
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.234       1.271            --
                                                                          2005   1.225       1.234       381,492
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.163       1.254            --
                                                                          2005   1.116       1.163         6,545
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.528       1.752            --
                                                                          2005   1.426       1.528        72,663
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.364       1.445            --
                                                                          2005   1.316       1.364        28,836
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.058       1.112            --
                                                                          2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.298       1.308            --
                                                                          2005   1.280       1.298         8,500
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.353       1.409            --
                                                                          2005   1.355       1.353       108,946
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.300            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.272       1.318            --
                                                                          2005   1.206       1.272            --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                             Vintage Xtra Series II
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.454       0.729            --
                                                                              2007   1.264       1.454            --
                                                                              2006   1.249       1.264       292,462
                                                                              2005   1.176       1.249       231,197
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.263       1.320            --
                                                                              2005   1.227       1.263        99,735
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.318       1.288            --
                                                                              2005   1.167       1.318       140,844
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.552       2.568       703,818
                                                                              2013   2.008       2.552     1,001,328
                                                                              2012   1.666       2.008     1,174,752
                                                                              2011   1.859       1.666     1,190,861
                                                                              2010   1.691       1.859     1,322,368
                                                                              2009   1.208       1.691     1,409,950
                                                                              2008   1.994       1.208     1,248,749
                                                                              2007   1.765       1.994     1,703,408
                                                                              2006   1.490       1.765     1,377,710
                                                                              2005   1.328       1.490     1,269,425
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.150       2.294     1,735,399
                                                                              2013   1.680       2.150     2,408,596
                                                                              2012   1.449       1.680     2,702,205
                                                                              2011   1.539       1.449     3,176,134
                                                                              2010   1.318       1.539     3,548,444
                                                                              2009   0.961       1.318     3,819,658
                                                                              2008   1.744       0.961     4,060,006
                                                                              2007   1.578       1.744     4,041,394
                                                                              2006   1.456       1.578     4,108,110
                                                                              2005   1.274       1.456     3,641,370
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.926       2.096     1,464,555
                                                                              2013   1.467       1.926     1,872,500
                                                                              2012   1.270       1.467     2,184,533
                                                                              2011   1.315       1.270     2,378,223
                                                                              2010   1.199       1.315     2,449,076
                                                                              2009   0.929       1.199     2,668,778
                                                                              2008   1.520       0.929     2,751,588
                                                                              2007   1.471       1.520     3,597,597
                                                                              2006   1.298       1.471     3,758,451
                                                                              2005   1.247       1.298     3,880,808
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.567       1.551            --
                                                                              2005   1.348       1.567        25,906
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.560       2.035            --
                                                                              2005   1.480       1.560        90,922
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.308       1.422            --
                                                                              2005   1.207       1.308            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.305       1.454            --
                                                                              2005   1.205       1.305       127,439
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.318       2.550       704,465

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.797       2.318     1,039,452
                                                                              2012   1.571       1.797     1,437,207
                                                                              2011   1.640       1.571     1,368,275
                                                                              2010   1.424       1.640     1,302,880
                                                                              2009   1.067       1.424     1,445,465
                                                                              2008   1.891       1.067     1,483,555
                                                                              2007   1.636       1.891     1,644,595
                                                                              2006   1.490       1.636     1,601,350
                                                                              2005   1.297       1.490     1,104,068
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.922       3.047       298,908
                                                                              2013   2.186       2.922       501,441
                                                                              2012   1.940       2.186       621,296
                                                                              2011   2.213       1.940       637,041
                                                                              2010   1.749       2.213       756,470
                                                                              2009   1.273       1.749       740,425
                                                                              2008   2.142       1.273       796,222
                                                                              2007   1.889       2.142       974,757
                                                                              2006   1.708       1.889     1,016,017
                                                                              2005   1.471       1.708       857,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.595       1.641       198,846
                                                                              2013   1.423       1.595       216,760
                                                                              2012   1.284       1.423       262,883
                                                                              2011   1.275       1.284       381,087
                                                                              2010   1.151       1.275       345,031
                                                                              2009   0.863       1.151       371,430
                                                                              2008   1.247       0.863       385,936
                                                                              2007   1.222       1.247       495,737
                                                                              2006   1.051       1.222       339,949
                                                                              2005   1.000       1.051       171,706
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.348       1.570            --
                                                                              2005   1.240       1.348       361,804
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.196       2.322        12,071
                                                                              2013   1.616       2.196        44,892
                                                                              2012   1.482       1.616        58,966
                                                                              2011   1.584       1.482        93,491
                                                                              2010   1.261       1.584       118,298
                                                                              2009   0.893       1.261       127,078
                                                                              2008   1.579       0.893       110,348
                                                                              2007   1.443       1.579       107,259
                                                                              2006   1.350       1.443       121,882
                                                                              2005   1.310       1.350       133,139
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.104       2.824            --
                                                                              2007   2.451       3.104       342,033
                                                                              2006   1.945       2.451       275,185
                                                                              2005   1.552       1.945       241,567
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.104       1.839       337,829
                                                                              2013   1.739       2.104       533,035
                                                                              2012   1.495       1.739       710,239
                                                                              2011   1.701       1.495       883,020
                                                                              2010   1.595       1.701     1,182,589
                                                                              2009   1.184       1.595     1,283,412
                                                                              2008   2.018       1.184     1,368,294
                                                                              2007   1.777       2.018     1,464,184
                                                                              2006   1.488       1.777     1,458,896
                                                                              2005   1.373       1.488     1,246,441
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.421       1.703            --
                                                                              2005   1.327       1.421       252,895
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.791       3.082        22,409

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.149       2.791        26,896
                                                                                   2012   1.868       2.149        86,646
                                                                                   2011   1.931       1.868        96,242
                                                                                   2010   1.564       1.931        66,090
                                                                                   2009   1.101       1.564        66,501
                                                                                   2008   1.993       1.101       117,591
                                                                                   2007   1.665       1.993       132,432
                                                                                   2006   1.493       1.665       139,678
                                                                                   2005   1.355       1.493        94,434
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.358       1.524            --
                                                                                   2005   1.328       1.358       269,569
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.288       1.371            --
                                                                                   2006   1.220       1.288         6,475
                                                                                   2005   1.167       1.220         6,478
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.041       1.103            --
                                                                                   2009   0.876       1.041       848,076
                                                                                   2008   1.518       0.876       859,631
                                                                                   2007   1.471       1.518       980,676
                                                                                   2006   1.298       1.471     1,047,243
                                                                                   2005   1.238       1.298     1,556,352
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.357       2.791       325,759
                                                                                   2013   1.621       2.357       568,608
                                                                                   2012   1.388       1.621       747,284
                                                                                   2011   1.377       1.388       819,601
                                                                                   2010   1.120       1.377       747,888
                                                                                   2009   0.846       1.120       902,851
                                                                                   2008   1.444       0.846     1,116,912
                                                                                   2007   1.446       1.444     1,292,103
                                                                                   2006   1.351       1.446     1,322,025
                                                                                   2005   1.230       1.351     1,091,300
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.815       1.824            --
                                                                                   2013   1.396       1.815       179,474
                                                                                   2012   1.235       1.396       202,059
                                                                                   2011   1.338       1.235       221,706
                                                                                   2010   1.167       1.338       269,097
                                                                                   2009   0.917       1.167       313,598
                                                                                   2008   1.470       0.917       501,554
                                                                                   2007   1.476       1.470       615,753
                                                                                   2006   1.284       1.476       650,194
                                                                                   2005   1.246       1.284       710,938
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.019       2.204       148,033
                                                                                   2013   1.579       2.019       636,891
                                                                                   2012   1.384       1.579       773,787
                                                                                   2011   1.372       1.384       790,591
                                                                                   2010   1.238       1.372       955,898
                                                                                   2009   1.031       1.238     1,074,189
                                                                                   2008   1.482       1.031       710,344
                                                                                   2007   1.390       1.482       733,320
                                                                                   2006   1.231       1.390       815,133
                                                                                   2005   1.200       1.231       843,960
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.951       0.936            --
                                                                                   2008   1.370       0.951       458,723
                                                                                   2007   1.373       1.370       550,690
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.196       1.264            --
                                                                                   2010   1.079       1.196     1,254,040
                                                                                   2009   0.782       1.079     1,341,088
                                                                                   2008   1.375       0.782     1,782,421
                                                                                   2007   1.372       1.375     2,305,391
                                                                                   2006   1.228       1.372     2,626,764
                                                                                   2005   1.186       1.228     2,889,583
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.242       1.349            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.128       1.242        86,107
                                                                                  2009   0.940       1.128        87,732
                                                                                  2008   1.338       0.940        87,731
                                                                                  2007   1.278       1.338       105,994
                                                                                  2006   1.101       1.278       102,134
                                                                                  2005   1.122       1.101       101,640
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.839       2.055        61,068
                                                                                  2013   1.485       1.839        64,307
                                                                                  2012   1.322       1.485        64,557
                                                                                  2011   1.345       1.322        84,090
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.628       1.817       540,017
                                                                                  2013   1.317       1.628       735,515
                                                                                  2012   1.173       1.317       810,958
                                                                                  2011   1.108       1.173       934,776
                                                                                  2010   1.004       1.108     1,192,584
                                                                                  2009   0.833       1.004     1,296,828
                                                                                  2008   1.301       0.833     1,531,191
                                                                                  2007   1.256       1.301     1,607,142
                                                                                  2006   1.155       1.256     1,641,344
                                                                                  2005   1.127       1.155     1,441,797
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.866       2.092       102,756
                                                                                  2013   1.376       1.866       161,488
                                                                                  2012   1.162       1.376       192,494
                                                                                  2011   1.189       1.162       262,747
                                                                                  2010   1.101       1.189       285,865
                                                                                  2009   0.786       1.101       307,766
                                                                                  2008   1.274       0.786       361,446
                                                                                  2007   1.231       1.274       420,430
                                                                                  2006   1.196       1.231       466,575
                                                                                  2005   1.156       1.196       513,062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.998       2.196        95,013
                                                                                  2013   1.535       1.998       166,982
                                                                                  2012   1.339       1.535       175,161
                                                                                  2011   1.297       1.339       178,074
                                                                                  2010   1.205       1.297       188,016
                                                                                  2009   0.984       1.205       199,006
                                                                                  2008   1.554       0.984       211,895
                                                                                  2007   1.520       1.554       216,953
                                                                                  2006   1.307       1.520       218,192
                                                                                  2005   1.247       1.307       154,459
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.429       2.583        48,080
                                                                                  2013   1.798       2.429        38,341
                                                                                  2012   1.550       1.798        34,089
                                                                                  2011   1.640       1.550        68,870
                                                                                  2010   1.361       1.640        68,890
                                                                                  2009   1.017       1.361        74,699
                                                                                  2008   1.598       1.017        93,877
                                                                                  2007   1.516       1.598       110,506
                                                                                  2006   1.343       1.516       116,879
                                                                                  2005   1.260       1.343       344,308
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.968       3.038        83,521
                                                                                  2013   2.052       2.968       201,372
                                                                                  2012   1.747       2.052       202,360
                                                                                  2011   1.752       1.747       235,231
                                                                                  2010   1.422       1.752       252,580
                                                                                  2009   1.013       1.422       253,693
                                                                                  2008   1.737       1.013       254,100
                                                                                  2007   1.605       1.737       271,036
                                                                                  2006   1.447       1.605       265,095
                                                                                  2005   1.402       1.447       331,202
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.904       0.880            --
                                                                                  2008   1.470       0.904       401,442
                                                                                  2007   1.425       1.470       407,954
                                                                                  2006   1.258       1.425       491,224
                                                                                  2005   1.227       1.258       669,441
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.328       1.352            --
                                                                                  2006   1.202       1.328       552,405
                                                                                  2005   1.180       1.202       526,700

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.982       0.970            --
                                                                                      2010   0.915       0.982       152,068
                                                                                      2009   0.792       0.915       172,545
                                                                                      2008   1.021       0.792       173,637
                                                                                      2007   1.025       1.021       175,761
                                                                                      2006   1.001       1.025       205,715
                                                                                      2005   0.994       1.001       206,704
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.276       1.301            --
                                                                                      2010   1.164       1.276       182,884
                                                                                      2009   0.991       1.164       184,542
                                                                                      2008   1.167       0.991       179,877
                                                                                      2007   1.163       1.167       234,427
                                                                                      2006   1.122       1.163       236,096
                                                                                      2005   1.112       1.122       287,885
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.031       1.991       545,680
                                                                                      2013   1.891       2.031       817,159
                                                                                      2012   1.631       1.891       883,707
                                                                                      2011   1.619       1.631     1,000,063
                                                                                      2010   1.411       1.619       692,569
                                                                                      2009   0.897       1.411       648,949
                                                                                      2008   1.303       0.897       677,875
                                                                                      2007   1.320       1.303       803,955
                                                                                      2006   1.210       1.320       858,454
                                                                                      2005   1.198       1.210       884,216
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.056       1.050            --
                                                                                      2009   1.071       1.056     1,549,316
                                                                                      2008   1.061       1.071     2,238,181
                                                                                      2007   1.028       1.061     1,067,037
                                                                                      2006   0.999       1.028       797,659
                                                                                      2005   0.988       0.999       528,735
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.485       1.557            --
                                                                                      2006   1.278       1.485       117,900
                                                                                      2005   1.248       1.278       118,349
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.611       1.719            --
                                                                                      2006   1.451       1.611       133,158
                                                                                      2005   1.406       1.451       140,085
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.483       1.541            --
                                                                                      2006   1.286       1.483       404,874
                                                                                      2005   1.266       1.286       359,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.660       1.830            --
                                                                                      2006   1.504       1.660       675,252
                                                                                      2005   1.413       1.504       656,322
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.055       1.180       134,495
                                                                                      2013   1.034       1.055       332,283
                                                                                      2012   0.832       1.034       433,657
                                                                                      2011   0.893       0.832       468,691
                                                                                      2010   0.781       0.893       302,592
                                                                                      2009   0.588       0.781       161,704
                                                                                      2008   1.022       0.588       152,392
                                                                                      2007   1.220       1.022       168,839
                                                                                      2006   1.003       1.220       165,895
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.479       2.582            --
                                                                                      2013   1.952       2.479       167,610
                                                                                      2012   1.616       1.952       170,867
                                                                                      2011   1.773       1.616       206,660
                                                                                      2010   1.643       1.773       210,338
                                                                                      2009   1.166       1.643       137,885
                                                                                      2008   2.039       1.166       128,370
                                                                                      2007   1.589       2.039        43,850
                                                                                      2006   1.551       1.589        25,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.574       2.895        33,911

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.491       2.315       131,436
                                                                               2013   1.936       2.491       261,849
                                                                               2012   1.520       1.936       286,550
                                                                               2011   1.797       1.520       317,444
                                                                               2010   1.566       1.797       202,422
                                                                               2009   1.024       1.566       201,237
                                                                               2008   1.756       1.024       212,512
                                                                               2007   1.801       1.756       215,508
                                                                               2006   1.635       1.801       181,720
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.344       1.450       386,661
                                                                               2013   1.049       1.344       569,249
                                                                               2012   0.930       1.049       689,630
                                                                               2011   0.981       0.930       787,556
                                                                               2010   0.795       0.981       900,899
                                                                               2009   0.639       0.795       955,598
                                                                               2008   1.060       0.639       970,771
                                                                               2007   1.072       1.060       991,947
                                                                               2006   1.015       1.072            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.214       2.356         6,985
                                                                               2013   1.602       2.214        76,411
                                                                               2012   1.374       1.602       147,627
                                                                               2011   1.409       1.374       165,881
                                                                               2010   1.133       1.409         8,576
                                                                               2009   0.858       1.133         8,588
                                                                               2008   1.421       0.858         8,601
                                                                               2007   1.297       1.421        20,188
                                                                               2006   1.307       1.297        15,030
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.909       1.965        23,751
                                                                               2013   1.456       1.909        62,710
                                                                               2012   1.280       1.456        59,003
                                                                               2011   1.448       1.280        74,480
                                                                               2010   1.232       1.448        52,782
                                                                               2009   0.970       1.232        40,798
                                                                               2008   1.319       0.970        37,041
                                                                               2007   1.354       1.319        29,797
                                                                               2006   1.271       1.354       105,120
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.833       0.792            --
                                                                               2008   1.476       0.833         3,946
                                                                               2007   1.341       1.476            --
                                                                               2006   1.358       1.341        39,690
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.354       1.354            --
                                                                               2013   1.275       1.354            --
                                                                               2012   1.060       1.275       717,126
                                                                               2011   1.157       1.060       767,368
                                                                               2010   1.106       1.157       848,637
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.254       1.296        39,116
                                                                               2013   0.984       1.254        43,677
                                                                               2012   0.857       0.984        48,825
                                                                               2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
                                                                               2006   1.003       1.028       651,068
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.288       2.104        71,977
                                                                               2013   2.448       2.288       136,109
                                                                               2012   2.093       2.448       255,535
                                                                               2011   2.618       2.093       307,840
                                                                               2010   2.152       2.618       330,344
                                                                               2009   1.295       2.152       372,936
                                                                               2008   2.828       1.295       363,195
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.014       1.843         4,637

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.717       2.014        28,109
                                                                          2012   1.495       1.717        28,109
                                                                          2011   1.703       1.495        38,815
                                                                          2010   1.554       1.703        38,818
                                                                          2009   1.201       1.554        38,820
                                                                          2008   2.118       1.201        38,823
                                                                          2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.082       1.172            --
                                                                          2012   1.045       1.082            --
                                                                          2011   1.121       1.045            --
                                                                          2010   0.928       1.121            --
                                                                          2009   0.690       0.928            --
                                                                          2008   1.137       0.690            --
                                                                          2007   1.283       1.137            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.352       1.358       970,307
                                                                          2013   1.081       1.352     1,263,849
                                                                          2012   0.907       1.081       615,103
                                                                          2011   1.007       0.907       633,947
                                                                          2010   0.883       1.007       553,397
                                                                          2009   0.642       0.883       612,070
                                                                          2008   1.098       0.642       671,324
                                                                          2007   1.051       1.098       728,696
                                                                          2006   0.996       1.051       744,594
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.451       1.473       358,954
                                                                          2013   1.621       1.451       508,084
                                                                          2012   1.508       1.621       624,997
                                                                          2011   1.375       1.508       685,473
                                                                          2010   1.294       1.375       422,293
                                                                          2009   1.111       1.294       520,068
                                                                          2008   1.210       1.111       487,269
                                                                          2007   1.143       1.210       625,341
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
                                                                          2006   1.365       1.467        44,384
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
                                                                          2006   1.117       1.176            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
                                                                          2006   1.214       1.258       773,808
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.328       1.480       419,817
                                                                          2013   1.009       1.328       683,786
                                                                          2012   0.870       1.009       949,621
                                                                          2011   0.921       0.870     1,026,757
                                                                          2010   0.800       0.921     1,144,405
                                                                          2009   0.687       0.800     1,320,082
                                                                          2008   1.097       0.687     1,337,207
                                                                          2007   1.075       1.097     1,404,922
                                                                          2006   1.001       1.075       880,441
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.827       1.992       145,040
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.541       1.616            --
                                                                          2006   1.456       1.541       104,440
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.097        19,024

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.422       1.877        42,894
                                                                        2012   1.274       1.422        45,771
                                                                        2011   1.292       1.274        77,665
                                                                        2010   1.167       1.292       118,299
                                                                        2009   0.995       1.167       117,215
                                                                        2008   1.614       0.995       115,104
                                                                        2007   1.602       1.614       106,472
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.304       1.371       194,031
                                                                        2013   1.338       1.304       228,750
                                                                        2012   1.267       1.338       280,636
                                                                        2011   1.210       1.267       323,430
                                                                        2010   1.137       1.210       270,991
                                                                        2009   1.058       1.137       237,070
                                                                        2008   1.115       1.058       219,949
                                                                        2007   1.068       1.115       308,055
                                                                        2006   1.030       1.068       314,304
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.431       1.408       326,310
                                                                        2013   1.455       1.431       435,816
                                                                        2012   1.480       1.455       608,826
                                                                        2011   1.504       1.480       534,330
                                                                        2010   1.521       1.504       491,683
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.755       0.746            --
                                                                        2008   1.284       0.755         1,778
                                                                        2007   1.306       1.284        55,022
                                                                        2006   1.271       1.306        65,819
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.730       0.762            --
                                                                        2008   1.345       0.730        44,258
                                                                        2007   1.316       1.345        44,275
                                                                        2006   1.299       1.316        44,291
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.179       1.297            --
                                                                        2012   1.036       1.179       220,837
                                                                        2011   1.124       1.036       232,510
                                                                        2010   0.998       1.124        94,530
                                                                        2009   0.834       0.998       106,973
                                                                        2008   1.390       0.834       115,629
                                                                        2007   1.357       1.390       133,544
                                                                        2006   1.324       1.357       140,510
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.898       2.073        42,325
                                                                        2013   1.454       1.898        72,066
                                                                        2012   1.334       1.454        72,913
                                                                        2011   1.400       1.334        92,765
                                                                        2010   1.236       1.400        93,941
                                                                        2009   0.842       1.236       104,335
                                                                        2008   1.577       0.842       112,552
                                                                        2007   1.332       1.577        90,005
                                                                        2006   1.365       1.332       101,958
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.114       2.268            --
                                                                        2013   1.569       2.114            --
                                                                        2012   1.378       1.569        29,907
                                                                        2011   1.394       1.378        29,907
                                                                        2010   1.269       1.394        29,907
                                                                        2009   0.922       1.269        29,907
                                                                        2008   1.390       0.922        29,907
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.928       1.006            --
                                                                        2010   0.816       0.928        48,825
                                                                        2009   0.631       0.816        48,825
                                                                        2008   1.077       0.631        48,825
                                                                        2007   1.060       1.077        48,825
                                                                        2006   1.002       1.060        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.309       1.345       151,956

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.276
                                                                                           2012   1.188
                                                                                           2011   1.170
                                                                                           2010   1.081
                                                                                           2009   0.911
                                                                                           2008   1.082
                                                                                           2007   1.042
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.323
                                                                                           2013   1.213
                                                                                           2012   1.106
                                                                                           2011   1.113
                                                                                           2010   1.014
                                                                                           2009   0.834
                                                                                           2008   1.081
                                                                                           2007   1.049
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.320
                                                                                           2013   1.137
                                                                                           2012   1.021
                                                                                           2011   1.052
                                                                                           2010   0.945
                                                                                           2009   0.759
                                                                                           2008   1.082
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.299
                                                                                           2013   1.062
                                                                                           2012   0.936
                                                                                           2011   0.989
                                                                                           2010   0.877
                                                                                           2009   0.690
                                                                                           2008   1.082
                                                                                           2007   1.059
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.677
                                                                                           2013   1.435
                                                                                           2012   1.310
                                                                                           2011   1.303
                                                                                           2010   1.206
                                                                                           2009   1.036
                                                                                           2008   1.356
                                                                                           2007   1.323
                                                                                           2006   1.238
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.206
                                                                                           2013   1.652
                                                                                           2012   1.440
                                                                                           2011   1.452
                                                                                           2010   1.325
                                                                                           2009   1.115
                                                                                           2008   1.482
                                                                                           2007   1.400
                                                                                           2006   1.267
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.635
                                                                                           2013   1.198
                                                                                           2012   1.026
                                                                                           2011   1.057
                                                                                           2010   0.921
                                                                                           2009   0.654
                                                                                           2008   1.147
                                                                                           2007   1.068
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.433
                                                                                           2013   1.445
                                                                                           2012   1.320
                                                                                           2011   1.302
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.619



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.309       149,506
                                                                                           1.276       166,035
                                                                                           1.188       204,724
                                                                                           1.170       205,350
                                                                                           1.081       226,934
                                                                                           0.911       246,430
                                                                                           1.082            --
                                                                                           1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.366        61,769
                                                                                           1.323       390,378
                                                                                           1.213       626,817
                                                                                           1.106       544,679
                                                                                           1.113       606,605
                                                                                           1.014       206,419
                                                                                           0.834        53,242
                                                                                           1.081       310,756
                                                                                           1.049       310,793
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.363        48,382
                                                                                           1.320        42,981
                                                                                           1.137        19,772
                                                                                           1.021        22,128
                                                                                           1.052       134,723
                                                                                           0.945       137,315
                                                                                           0.759       124,701
                                                                                           1.082       127,919
                                                                                           1.054       251,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.345       130,621
                                                                                           1.299       130,651
                                                                                           1.062       130,684
                                                                                           0.936        19,709
                                                                                           0.989        33,273
                                                                                           0.877        68,923
                                                                                           0.690       125,332
                                                                                           1.082       148,318
                                                                                           1.059       165,906
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.788       713,136
                                                                                           1.677       997,446
                                                                                           1.435       978,527
                                                                                           1.310     1,041,729
                                                                                           1.303     1,159,374
                                                                                           1.206     1,574,613
                                                                                           1.036     1,536,518
                                                                                           1.356     1,542,317
                                                                                           1.323     1,567,780
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.404            --
                                                                                           2.206            --
                                                                                           1.652            --
                                                                                           1.440            --
                                                                                           1.452            --
                                                                                           1.325            --
                                                                                           1.115            --
                                                                                           1.482       185,256
                                                                                           1.400       185,697
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.750       135,946
                                                                                           1.635       176,651
                                                                                           1.198       181,102
                                                                                           1.026       198,226
                                                                                           1.057       202,757
                                                                                           0.921       218,960
                                                                                           0.654       168,589
                                                                                           1.147       251,420
                                                                                           1.068       158,753
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.484        84,668
                                                                                           1.433        87,645
                                                                                           1.445       134,005
                                                                                           1.320       174,107
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.758       442,024

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.234       1.619       658,892
                                                                                     2012   1.115       1.234       769,379
                                                                                     2011   1.261       1.115       949,913
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.116       1.139            --
                                                                                     2006   1.127       1.116       579,755
                                                                                     2005   1.122       1.127       509,932
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.202       1.241            --
                                                                                     2008   1.166       1.202     3,092,897
                                                                                     2007   1.090       1.166     2,695,982
                                                                                     2006   1.067       1.090     2,410,129
                                                                                     2005   1.059       1.067     1,950,998
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.874       2.028            --
                                                                                     2006   1.491       1.874            --
                                                                                     2005   1.351       1.491            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.868       1.994            --
                                                                                     2006   1.619       1.868       162,903
                                                                                     2005   1.537       1.619       153,505
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.276       1.358            --
                                                                                     2005   1.193       1.276        45,298
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.260       1.324            --
                                                                                     2005   1.226       1.260       119,356
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.260       1.299            --
                                                                                     2005   1.179       1.260        39,091
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077        42,718
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.030       1.034            --
                                                                                     2005   1.000       1.030            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046       228,625
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.064       1.110            --
                                                                                     2005   1.000       1.064       206,728
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.057            --
                                                                                     2005   1.000       1.037         3,439
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.040       1.030            --
                                                                                     2005   1.043       1.040       321,454
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.371       1.456            --
                                                                                     2005   1.244       1.371       103,469
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.290       1.365            --
                                                                                     2005   1.272       1.290        84,153
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.200       1.238            --
                                                                                     2005   1.185       1.200     1,487,520
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.173       1.267            --
                                                                                     2005   1.120       1.173       186,104
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.423       1.635            --
                                                                                     2005   1.321       1.423       189,242
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.286       1.365            --
                                                                                     2005   1.234       1.286        44,869
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.117            --
                                                                                     2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.203       1.214            --
                                                                                     2005   1.179       1.203       787,662
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.217       1.270            --
                                                                                     2005   1.213       1.217         5,336
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.135       1.307            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2005   1.000       1.135           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)........ 2006   1.108       1.271           --
                                                                         2005   1.000       1.108           --
 Travelers Van Kampen Enterprise Subaccount (11/99)..................... 2006   1.225       1.271           --
                                                                         2005   1.155       1.225        1,656



                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.450       0.727            --
                                                                            2007   1.261       1.450            --
                                                                            2006   1.247       1.261            --
                                                                            2005   1.175       1.247            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.261       1.318            --
                                                                            2005   1.226       1.261            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.316       1.286            --
                                                                            2005   1.166       1.316            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.539       2.554        11,661
                                                                            2013   1.999       2.539        14,394
                                                                            2012   1.659       1.999        17,411
                                                                            2011   1.852       1.659        17,433
                                                                            2010   1.686       1.852        17,457
                                                                            2009   1.205       1.686        35,267
                                                                            2008   1.989       1.205        35,294
                                                                            2007   1.762       1.989        35,047
                                                                            2006   1.488       1.762        32,901
                                                                            2005   1.327       1.488        32,922
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.138       2.281        24,084
                                                                            2013   1.672       2.138        65,947
                                                                            2012   1.443       1.672        70,425
                                                                            2011   1.533       1.443        82,755
                                                                            2010   1.314       1.533        83,843
                                                                            2009   0.958       1.314       144,109
                                                                            2008   1.740       0.958       137,979
                                                                            2007   1.576       1.740       131,007
                                                                            2006   1.454       1.576       131,035
                                                                            2005   1.273       1.454       131,066
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.916       2.084        25,166
                                                                            2013   1.460       1.916        32,758
                                                                            2012   1.264       1.460        36,077
                                                                            2011   1.310       1.264        40,996
                                                                            2010   1.196       1.310        43,462
                                                                            2009   0.927       1.196        85,944
                                                                            2008   1.517       0.927        83,230
                                                                            2007   1.469       1.517        86,529
                                                                            2006   1.297       1.469        86,548
                                                                            2005   1.246       1.297        85,397
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.566       1.549            --
                                                                            2005   1.347       1.566            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.558       2.032            --
                                                                            2005   1.479       1.558            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.306       1.420            --
                                                                            2005   1.206       1.306            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.304       1.453           --
                                                                              2005   1.204       1.304           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.306       2.536       20,441
                                                                              2013   1.789       2.306       22,264
                                                                              2012   1.565       1.789       24,988
                                                                              2011   1.634       1.565       28,687
                                                                              2010   1.420       1.634       30,702
                                                                              2009   1.064       1.420       25,189
                                                                              2008   1.887       1.064       30,492
                                                                              2007   1.633       1.887       30,501
                                                                              2006   1.489       1.633       30,510
                                                                              2005   1.296       1.489       29,512
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.907       3.030       17,690
                                                                              2013   2.176       2.907       27,620
                                                                              2012   1.932       2.176       33,384
                                                                              2011   2.204       1.932       37,181
                                                                              2010   1.744       2.204       37,203
                                                                              2009   1.269       1.744       37,227
                                                                              2008   2.138       1.269       41,866
                                                                              2007   1.885       2.138       44,528
                                                                              2006   1.706       1.885       44,552
                                                                              2005   1.470       1.706       44,579
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.588       1.633           --
                                                                              2013   1.418       1.588           --
                                                                              2012   1.280       1.418        4,618
                                                                              2011   1.272       1.280        4,622
                                                                              2010   1.148       1.272        4,627
                                                                              2009   0.861       1.148        4,632
                                                                              2008   1.245       0.861        4,638
                                                                              2007   1.221       1.245           --
                                                                              2006   1.050       1.221           --
                                                                              2005   1.000       1.050           --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.347       1.568           --
                                                                              2005   1.239       1.347       10,616
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.185       2.309        7,981
                                                                              2013   1.609       2.185        7,989
                                                                              2012   1.476       1.609       12,975
                                                                              2011   1.578       1.476       14,436
                                                                              2010   1.257       1.578       14,457
                                                                              2009   0.891       1.257       14,479
                                                                              2008   1.576       0.891       14,502
                                                                              2007   1.441       1.576       17,926
                                                                              2006   1.348       1.441       17,948
                                                                              2005   1.309       1.348       17,972
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.097       2.817           --
                                                                              2007   2.447       3.097        9,902
                                                                              2006   1.943       2.447        9,373
                                                                              2005   1.551       1.943        9,374
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.093       1.828       26,689
                                                                              2013   1.731       2.093       58,627
                                                                              2012   1.489       1.731       58,634
                                                                              2011   1.695       1.489       65,349
                                                                              2010   1.590       1.695       65,358
                                                                              2009   1.180       1.590       65,368
                                                                              2008   2.014       1.180       74,530
                                                                              2007   1.774       2.014       43,785
                                                                              2006   1.486       1.774       35,240
                                                                              2005   1.372       1.486       29,100
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.420       1.700           --
                                                                              2005   1.326       1.420        5,230
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.777       3.064           --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.139       2.777           --
                                                                                   2012   1.860       2.139           --
                                                                                   2011   1.924       1.860           --
                                                                                   2010   1.559       1.924           --
                                                                                   2009   1.098       1.559           --
                                                                                   2008   1.989       1.098           --
                                                                                   2007   1.662       1.989           --
                                                                                   2006   1.492       1.662           --
                                                                                   2005   1.354       1.492           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.357       1.521           --
                                                                                   2005   1.327       1.357           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.286       1.369           --
                                                                                   2006   1.219       1.286           --
                                                                                   2005   1.166       1.219           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.038       1.099           --
                                                                                   2009   0.874       1.038           --
                                                                                   2008   1.514       0.874           --
                                                                                   2007   1.468       1.514           --
                                                                                   2006   1.296       1.468           --
                                                                                   2005   1.238       1.296           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.344       2.775       20,586
                                                                                   2013   1.614       2.344       41,831
                                                                                   2012   1.383       1.614       41,994
                                                                                   2011   1.372       1.383       47,143
                                                                                   2010   1.117       1.372       47,150
                                                                                   2009   0.844       1.117       47,158
                                                                                   2008   1.441       0.844       44,969
                                                                                   2007   1.444       1.441       44,981
                                                                                   2006   1.350       1.444       36,609
                                                                                   2005   1.230       1.350       28,217
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.806       1.815           --
                                                                                   2013   1.390       1.806           --
                                                                                   2012   1.230       1.390           --
                                                                                   2011   1.333       1.230           --
                                                                                   2010   1.163       1.333           --
                                                                                   2009   0.914       1.163           --
                                                                                   2008   1.467       0.914           --
                                                                                   2007   1.473       1.467           --
                                                                                   2006   1.283       1.473           --
                                                                                   2005   1.245       1.283           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.008       2.191           --
                                                                                   2013   1.571       2.008           --
                                                                                   2012   1.378       1.571           --
                                                                                   2011   1.366       1.378           --
                                                                                   2010   1.234       1.366           --
                                                                                   2009   1.028       1.234           --
                                                                                   2008   1.479       1.028           --
                                                                                   2007   1.388       1.479           --
                                                                                   2006   1.230       1.388           --
                                                                                   2005   1.199       1.230           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.948       0.933           --
                                                                                   2008   1.367       0.948           --
                                                                                   2007   1.370       1.367           --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.192       1.259           --
                                                                                   2010   1.076       1.192       40,395
                                                                                   2009   0.780       1.076       40,415
                                                                                   2008   1.372       0.780       40,435
                                                                                   2007   1.370       1.372       40,452
                                                                                   2006   1.226       1.370       40,467
                                                                                   2005   1.185       1.226       40,492
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.238       1.344           --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.125       1.238           --
                                                                                  2009   0.937       1.125           --
                                                                                  2008   1.335       0.937           --
                                                                                  2007   1.276       1.335           --
                                                                                  2006   1.100       1.276           --
                                                                                  2005   1.121       1.100           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.830       2.044           --
                                                                                  2013   1.478       1.830           --
                                                                                  2012   1.316       1.478           --
                                                                                  2011   1.340       1.316           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.619       1.807        8,498
                                                                                  2013   1.310       1.619        8,498
                                                                                  2012   1.169       1.310       43,694
                                                                                  2011   1.104       1.169       43,710
                                                                                  2010   1.001       1.104       43,729
                                                                                  2009   0.830       1.001       43,749
                                                                                  2008   1.299       0.830       43,770
                                                                                  2007   1.254       1.299       43,787
                                                                                  2006   1.154       1.254       43,802
                                                                                  2005   1.126       1.154       35,321
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.856       2.080           --
                                                                                  2013   1.369       1.856       19,842
                                                                                  2012   1.158       1.369       19,842
                                                                                  2011   1.185       1.158       24,521
                                                                                  2010   1.097       1.185       24,521
                                                                                  2009   0.784       1.097       24,521
                                                                                  2008   1.272       0.784       24,521
                                                                                  2007   1.228       1.272       24,521
                                                                                  2006   1.195       1.228       24,521
                                                                                  2005   1.155       1.195       24,521
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.988       2.183       10,475
                                                                                  2013   1.528       1.988       10,484
                                                                                  2012   1.334       1.528       10,494
                                                                                  2011   1.293       1.334       10,506
                                                                                  2010   1.201       1.293       10,520
                                                                                  2009   0.981       1.201       10,535
                                                                                  2008   1.550       0.981       10,551
                                                                                  2007   1.518       1.550       10,565
                                                                                  2006   1.305       1.518       10,577
                                                                                  2005   1.246       1.305       10,591
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.416       2.569           --
                                                                                  2013   1.789       2.416           --
                                                                                  2012   1.544       1.789           --
                                                                                  2011   1.634       1.544           --
                                                                                  2010   1.356       1.634           --
                                                                                  2009   1.015       1.356           --
                                                                                  2008   1.595       1.015           --
                                                                                  2007   1.514       1.595           --
                                                                                  2006   1.341       1.514           --
                                                                                  2005   1.259       1.341           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.953       3.021           --
                                                                                  2013   2.042       2.953        2,016
                                                                                  2012   1.740       2.042        2,018
                                                                                  2011   1.745       1.740        2,364
                                                                                  2010   1.418       1.745        2,366
                                                                                  2009   1.010       1.418        2,367
                                                                                  2008   1.733       1.010        5,252
                                                                                  2007   1.602       1.733        5,254
                                                                                  2006   1.445       1.602           --
                                                                                  2005   1.401       1.445           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.902       0.877           --
                                                                                  2008   1.467       0.902           --
                                                                                  2007   1.422       1.467           --
                                                                                  2006   1.257       1.422           --
                                                                                  2005   1.226       1.257           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.326       1.349           --
                                                                                  2006   1.201       1.326           --
                                                                                  2005   1.180       1.201           --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.979       0.967           --
                                                                                      2010   0.912       0.979       19,950
                                                                                      2009   0.790       0.912       19,233
                                                                                      2008   1.019       0.790       19,233
                                                                                      2007   1.023       1.019       34,065
                                                                                      2006   0.999       1.023       34,065
                                                                                      2005   0.993       0.999       34,065
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.272       1.296           --
                                                                                      2010   1.160       1.272           --
                                                                                      2009   0.989       1.160           --
                                                                                      2008   1.164       0.989           --
                                                                                      2007   1.161       1.164           --
                                                                                      2006   1.120       1.161           --
                                                                                      2005   1.111       1.120           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.021       1.980       11,156
                                                                                      2013   1.882       2.021       16,918
                                                                                      2012   1.624       1.882       17,102
                                                                                      2011   1.613       1.624       13,921
                                                                                      2010   1.407       1.613       13,930
                                                                                      2009   0.895       1.407       13,940
                                                                                      2008   1.300       0.895       11,566
                                                                                      2007   1.318       1.300       11,574
                                                                                      2006   1.208       1.318       11,582
                                                                                      2005   1.198       1.208       10,328
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.052       1.047           --
                                                                                      2009   1.068       1.052       68,555
                                                                                      2008   1.059       1.068       57,266
                                                                                      2007   1.027       1.059       57,266
                                                                                      2006   0.998       1.027       57,266
                                                                                      2005   0.987       0.998       57,266
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.482       1.554           --
                                                                                      2006   1.276       1.482           --
                                                                                      2005   1.248       1.276           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.609       1.716           --
                                                                                      2006   1.449       1.609        5,245
                                                                                      2005   1.405       1.449        5,248
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.480       1.538           --
                                                                                      2006   1.284       1.480       25,228
                                                                                      2005   1.265       1.284       25,228
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.657       1.826           --
                                                                                      2006   1.502       1.657       39,530
                                                                                      2005   1.412       1.502       39,532
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.051       1.175           --
                                                                                      2013   1.030       1.051           --
                                                                                      2012   0.830       1.030           --
                                                                                      2011   0.891       0.830           --
                                                                                      2010   0.780       0.891           --
                                                                                      2009   0.587       0.780           --
                                                                                      2008   1.021       0.587           --
                                                                                      2007   1.219       1.021           --
                                                                                      2006   1.003       1.219           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.466       2.568           --
                                                                                      2013   1.943       2.466           --
                                                                                      2012   1.609       1.943           --
                                                                                      2011   1.766       1.609           --
                                                                                      2010   1.638       1.766           --
                                                                                      2009   1.163       1.638           --
                                                                                      2008   2.035       1.163           --
                                                                                      2007   1.587       2.035           --
                                                                                      2006   1.549       1.587           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.560       2.879           --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.478       2.302        8,087
                                                                               2013   1.927       2.478        8,720
                                                                               2012   1.514       1.927       12,312
                                                                               2011   1.790       1.514       13,981
                                                                               2010   1.561       1.790       14,890
                                                                               2009   1.021       1.561       16,938
                                                                               2008   1.752       1.021       16,941
                                                                               2007   1.798       1.752       27,034
                                                                               2006   1.632       1.798       27,034
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.339       1.443       15,606
                                                                               2013   1.045       1.339       46,723
                                                                               2012   0.927       1.045       48,926
                                                                               2011   0.979       0.927       58,954
                                                                               2010   0.793       0.979       60,672
                                                                               2009   0.638       0.793       68,925
                                                                               2008   1.059       0.638       61,192
                                                                               2007   1.071       1.059       61,196
                                                                               2006   1.015       1.071           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.205       2.345           --
                                                                               2013   1.596       2.205           --
                                                                               2012   1.370       1.596           --
                                                                               2011   1.405       1.370           --
                                                                               2010   1.130       1.405           --
                                                                               2009   0.856       1.130           --
                                                                               2008   1.419       0.856           --
                                                                               2007   1.296       1.419           --
                                                                               2006   1.306       1.296           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.901       1.956           --
                                                                               2013   1.451       1.901           --
                                                                               2012   1.276       1.451           --
                                                                               2011   1.444       1.276           --
                                                                               2010   1.229       1.444           --
                                                                               2009   0.968       1.229           --
                                                                               2008   1.317       0.968           --
                                                                               2007   1.353       1.317           --
                                                                               2006   1.270       1.353           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.831       0.789           --
                                                                               2008   1.473       0.831           --
                                                                               2007   1.339       1.473           --
                                                                               2006   1.356       1.339           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.347       1.347           --
                                                                               2013   1.269       1.347           --
                                                                               2012   1.056       1.269           --
                                                                               2011   1.153       1.056           --
                                                                               2010   1.103       1.153           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.249       1.291           --
                                                                               2013   0.981       1.249           --
                                                                               2012   0.855       0.981           --
                                                                               2011   1.000       0.855           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.339       1.339       10,744
                                                                               2013   1.029       1.339       10,744
                                                                               2012   0.887       1.029       10,744
                                                                               2011   0.991       0.887       10,744
                                                                               2010   0.841       0.991       10,744
                                                                               2009   0.676       0.841       10,744
                                                                               2008   0.980       0.676       19,439
                                                                               2007   1.028       0.980       19,443
                                                                               2006   1.003       1.028           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.276       2.092        5,823
                                                                               2013   2.436       2.276        5,823
                                                                               2012   2.084       2.436        5,823
                                                                               2011   2.608       2.084        5,823
                                                                               2010   2.145       2.608       10,574
                                                                               2009   1.291       2.145       10,576
                                                                               2008   2.821       1.291        9,900
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.003       1.833           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.708       2.003           --
                                                                          2012   1.489       1.708           --
                                                                          2011   1.696       1.489           --
                                                                          2010   1.549       1.696           --
                                                                          2009   1.197       1.549           --
                                                                          2008   2.113       1.197           --
                                                                          2007   2.014       2.113           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.078       1.168           --
                                                                          2012   1.041       1.078           --
                                                                          2011   1.118       1.041           --
                                                                          2010   0.926       1.118           --
                                                                          2009   0.689       0.926           --
                                                                          2008   1.135       0.689           --
                                                                          2007   1.282       1.135           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.347       1.352           --
                                                                          2013   1.078       1.347           --
                                                                          2012   0.905       1.078       32,733
                                                                          2011   1.005       0.905       32,733
                                                                          2010   0.881       1.005       32,733
                                                                          2009   0.641       0.881       32,733
                                                                          2008   1.097       0.641       32,733
                                                                          2007   1.050       1.097       32,733
                                                                          2006   0.996       1.050       18,356
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.444       1.465           --
                                                                          2013   1.614       1.444       13,109
                                                                          2012   1.501       1.614       16,140
                                                                          2011   1.370       1.501        4,347
                                                                          2010   1.290       1.370        4,353
                                                                          2009   1.109       1.290        4,359
                                                                          2008   1.208       1.109        4,366
                                                                          2007   1.141       1.208           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.671       1.712       15,030
                                                                          2013   1.733       1.671       49,357
                                                                          2012   1.613       1.733       51,628
                                                                          2011   1.590       1.613       34,785
                                                                          2010   1.495       1.590       36,558
                                                                          2009   1.343       1.495       12,290
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.854       2.026           --
                                                                          2013   1.417       1.854           --
                                                                          2012   1.304       1.417           --
                                                                          2011   1.389       1.304           --
                                                                          2010   1.216       1.389           --
                                                                          2009   0.998       1.216           --
                                                                          2008   1.512       0.998           --
                                                                          2007   1.464       1.512        5,796
                                                                          2006   1.363       1.464        5,802
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.175       1.296           --
                                                                          2006   1.117       1.175           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.860       1.913           --
                                                                          2013   1.863       1.860           --
                                                                          2012   1.698       1.863        4,240
                                                                          2011   1.667       1.698        4,244
                                                                          2010   1.511       1.667        4,249
                                                                          2009   1.155       1.511        4,254
                                                                          2008   1.316       1.155        4,259
                                                                          2007   1.255       1.316           --
                                                                          2006   1.213       1.255           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.323       1.473       19,329
                                                                          2013   1.006       1.323       19,335
                                                                          2012   0.867       1.006       23,847
                                                                          2011   0.919       0.867       26,055
                                                                          2010   0.799       0.919       26,075
                                                                          2009   0.686       0.799       26,096
                                                                          2008   1.096       0.686       26,119
                                                                          2007   1.075       1.096       60,849
                                                                          2006   1.001       1.075       15,260
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.817       1.981           --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.538       1.613            --
                                                                        2006   1.454       1.538            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.867       2.085            --
                                                                        2013   1.415       1.867            --
                                                                        2012   1.268       1.415            --
                                                                        2011   1.287       1.268            --
                                                                        2010   1.163       1.287            --
                                                                        2009   0.992       1.163            --
                                                                        2008   1.610       0.992            --
                                                                        2007   1.599       1.610            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.297       1.364         2,606
                                                                        2013   1.332       1.297         2,217
                                                                        2012   1.261       1.332         2,221
                                                                        2011   1.206       1.261         2,226
                                                                        2010   1.134       1.206         2,231
                                                                        2009   1.055       1.134         2,236
                                                                        2008   1.113       1.055         2,241
                                                                        2007   1.067       1.113            --
                                                                        2006   1.028       1.067            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.597       1.709            --
                                                                        2013   1.210       1.597            --
                                                                        2012   1.076       1.210            --
                                                                        2011   1.202       1.076            --
                                                                        2010   1.020       1.202            --
                                                                        2009   0.811       1.020            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.424       1.400       374,049
                                                                        2013   1.448       1.424        61,624
                                                                        2012   1.473       1.448        62,839
                                                                        2011   1.499       1.473        66,808
                                                                        2010   1.516       1.499        47,334
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.753       0.744            --
                                                                        2008   1.281       0.753            --
                                                                        2007   1.304       1.281            --
                                                                        2006   1.269       1.304            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.728       0.760            --
                                                                        2008   1.342       0.728            --
                                                                        2007   1.314       1.342            --
                                                                        2006   1.297       1.314            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.173       1.291            --
                                                                        2012   1.032       1.173         3,643
                                                                        2011   1.119       1.032         3,646
                                                                        2010   0.995       1.119         3,650
                                                                        2009   0.831       0.995         3,654
                                                                        2008   1.387       0.831         3,659
                                                                        2007   1.355       1.387            --
                                                                        2006   1.322       1.355            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.888       2.061            --
                                                                        2013   1.448       1.888            --
                                                                        2012   1.328       1.448            --
                                                                        2011   1.395       1.328            --
                                                                        2010   1.232       1.395            --
                                                                        2009   0.839       1.232            --
                                                                        2008   1.574       0.839            --
                                                                        2007   1.329       1.574            --
                                                                        2006   1.363       1.329            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.103       2.255            --
                                                                        2013   1.562       2.103            --
                                                                        2012   1.372       1.562            --
                                                                        2011   1.388       1.372            --
                                                                        2010   1.265       1.388            --
                                                                        2009   0.919       1.265            --
                                                                        2008   1.387       0.919            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.926       1.003            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2010   0.814       0.926           --
                                                                        2009   0.630       0.814           --
                                                                        2008   1.076       0.630           --
                                                                        2007   1.060       1.076           --
                                                                        2006   1.002       1.060           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.304       1.339        3,527
                                                                        2013   1.271       1.304           --
                                                                        2012   1.185       1.271           --
                                                                        2011   1.167       1.185           --
                                                                        2010   1.079       1.167           --
                                                                        2009   0.910       1.079           --
                                                                        2008   1.081       0.910           --
                                                                        2007   1.042       1.081           --
                                                                        2006   1.001       1.042           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.318       1.360           --
                                                                        2013   1.209       1.318           --
                                                                        2012   1.103       1.209           --
                                                                        2011   1.110       1.103           --
                                                                        2010   1.013       1.110           --
                                                                        2009   0.833       1.013           --
                                                                        2008   1.080       0.833           --
                                                                        2007   1.049       1.080           --
                                                                        2006   1.002       1.049           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.314       1.358           --
                                                                        2013   1.133       1.314        4,551
                                                                        2012   1.018       1.133        4,559
                                                                        2011   1.050       1.018        4,568
                                                                        2010   0.943       1.050        4,578
                                                                        2009   0.758       0.943        4,589
                                                                        2008   1.081       0.758        4,600
                                                                        2007   1.054       1.081           --
                                                                        2006   1.002       1.054           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.294       1.339           --
                                                                        2013   1.059       1.294           --
                                                                        2012   0.934       1.059           --
                                                                        2011   0.987       0.934           --
                                                                        2010   0.875       0.987           --
                                                                        2009   0.689       0.875           --
                                                                        2008   1.081       0.689           --
                                                                        2007   1.059       1.081           --
                                                                        2006   1.002       1.059           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   5.322       5.917           --
                                                                        2013   4.110       5.322           --
                                                                        2012   3.622       4.110           --
                                                                        2011   3.625       3.622           --
                                                                        2010   3.220       3.625           --
                                                                        2009   2.619       3.220           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.668       1.778        7,846
                                                                        2013   1.428       1.668       35,398
                                                                        2012   1.305       1.428       68,516
                                                                        2011   1.299       1.305       68,565
                                                                        2010   1.202       1.299       68,621
                                                                        2009   1.033       1.202       68,680
                                                                        2008   1.353       1.033       68,741
                                                                        2007   1.321       1.353       68,795
                                                                        2006   1.237       1.321       68,845
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.189       2.385           --
                                                                        2013   1.640       2.189           --
                                                                        2012   1.431       1.640           --
                                                                        2011   1.443       1.431           --
                                                                        2010   1.317       1.443           --
                                                                        2009   1.109       1.317           --
                                                                        2008   1.480       1.109           --
                                                                        2007   1.398       1.480       58,141
                                                                        2006   1.266       1.398       58,156
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.628       1.742           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.194
                                                                                           2012   1.023
                                                                                           2011   1.055
                                                                                           2010   0.919
                                                                                           2009   0.653
                                                                                           2008   1.146
                                                                                           2007   1.068
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.425
                                                                                           2013   1.438
                                                                                           2012   1.314
                                                                                           2011   1.297
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.611
                                                                                           2013   1.229
                                                                                           2012   1.110
                                                                                           2011   1.256
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.114
                                                                                           2006   1.126
                                                                                           2005   1.121
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.198
                                                                                           2008   1.163
                                                                                           2007   1.088
                                                                                           2006   1.066
                                                                                           2005   1.058
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.871
                                                                                           2006   1.490
                                                                                           2005   1.350
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.864
                                                                                           2006   1.617
                                                                                           2005   1.536
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.274
                                                                                           2005   1.192
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.258
                                                                                           2005   1.225
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.259
                                                                                           2005   1.178
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.077
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.030
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.045
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.064
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.037
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.039
                                                                                           2005   1.042
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.370
                                                                                           2005   1.243
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.288
                                                                                           2005   1.272
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.198
                                                                                           2005   1.184
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.172
                                                                                           2005   1.120



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.628           --
                                                                                           1.194           --
                                                                                           1.023           --
                                                                                           1.055           --
                                                                                           0.919           --
                                                                                           0.653           --
                                                                                           1.146           --
                                                                                           1.068           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.475           --
                                                                                           1.425           --
                                                                                           1.438           --
                                                                                           1.314           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.748        5,803
                                                                                           1.611        5,803
                                                                                           1.229       40,361
                                                                                           1.110       40,377
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.136           --
                                                                                           1.114           --
                                                                                           1.126           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.344           --
                                                                                           1.198           --
                                                                                           1.163       55,696
                                                                                           1.088       55,696
                                                                                           1.066       55,696
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.024           --
                                                                                           1.871           --
                                                                                           1.490           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.990           --
                                                                                           1.864       10,652
                                                                                           1.617       10,655
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.356           --
                                                                                           1.274           --
 Travelers Equity Income Subaccount (11/99)............................................... 1.322           --
                                                                                           1.258           --
 Travelers Large Cap Subaccount (11/99)................................................... 1.297           --
                                                                                           1.259           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.144           --
                                                                                           1.077           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.034           --
                                                                                           1.030           --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.082           --
                                                                                           1.045           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.110           --
                                                                                           1.064           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.057           --
                                                                                           1.037           --
 Travelers Managed Income Subaccount (11/99).............................................. 1.028           --
                                                                                           1.039           --
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.454           --
                                                                                           1.370           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.363           --
                                                                                           1.288           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.237           --
                                                                                           1.198       68,901
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.266           --
                                                                                           1.172       58,172

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.422       1.632           --
                                                                          2005   1.320       1.422       27,034
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.285       1.363           --
                                                                          2005   1.233       1.285        5,809
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.117           --
                                                                          2005   1.000       1.061           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.201       1.213           --
                                                                          2005   1.179       1.201           --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.216       1.268           --
                                                                          2005   1.212       1.216           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.306           --
                                                                          2005   1.000       1.135           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.270           --
                                                                          2005   1.000       1.108           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.223       1.269           --
                                                                          2005   1.154       1.223           --



                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   0.889       0.445             --
                                                                         2007   0.774       0.889      1,041,877
                                                                         2006   0.766       0.774      1,012,027
                                                                         2005   0.722       0.766      1,132,121
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.145       1.196             --
                                                                         2005   1.115       1.145        209,343
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.740       0.722             --
                                                                         2005   0.656       0.740      1,737,738
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.061       2.071      3,329,635
                                                                         2013   1.624       2.061      3,809,371
                                                                         2012   1.350       1.624      4,732,443
                                                                         2011   1.508       1.350      6,151,961
                                                                         2010   1.374       1.508      8,005,924
                                                                         2009   0.983       1.374      8,358,849
                                                                         2008   1.625       0.983      9,904,128
                                                                         2007   1.440       1.625     14,761,971
                                                                         2006   1.218       1.440     15,170,490
                                                                         2005   1.087       1.218     14,820,104
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.795       1.913      5,064,325
                                                                         2013   1.405       1.795      6,800,227
                                                                         2012   1.213       1.405      7,803,269
                                                                         2011   1.290       1.213      9,606,858
                                                                         2010   1.107       1.290     11,813,895
                                                                         2009   0.808       1.107     12,533,254
                                                                         2008   1.469       0.808     14,114,485
                                                                         2007   1.332       1.469     18,474,159
                                                                         2006   1.230       1.332     19,323,724
                                                                         2005   1.078       1.230     19,999,183
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.902       2.067      6,691,963

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
                                                                              2006   1.297       1.468     22,892,986
                                                                              2005   1.248       1.297     22,681,968
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.662       0.655             --
                                                                              2005   0.571       0.662        505,995
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.298       2.994             --
                                                                              2005   2.183       2.298        218,274
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417             --
                                                                              2005   1.205       1.304         29,766
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449             --
                                                                              2005   1.203       1.301         86,508
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.016       2.214        272,729
                                                                              2013   1.565       2.016        426,896
                                                                              2012   1.370       1.565        737,655
                                                                              2011   1.433       1.370        766,816
                                                                              2010   1.246       1.433        939,784
                                                                              2009   0.935       1.246      1,225,989
                                                                              2008   1.659       0.935      1,360,538
                                                                              2007   1.438       1.659      1,454,185
                                                                              2006   1.312       1.438      1,325,835
                                                                              2005   1.143       1.312      1,184,071
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.952       3.074        205,753
                                                                              2013   2.212       2.952        209,998
                                                                              2012   1.966       2.212        247,453
                                                                              2011   2.245       1.966        268,952
                                                                              2010   1.778       2.245        479,090
                                                                              2009   1.295       1.778        579,181
                                                                              2008   2.184       1.295        596,038
                                                                              2007   1.928       2.184        727,130
                                                                              2006   1.746       1.928        774,552
                                                                              2005   1.507       1.746        857,401
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.575       1.618      1,344,908
                                                                              2013   1.407       1.575      1,621,149
                                                                              2012   1.272       1.407      1,816,526
                                                                              2011   1.265       1.272      1,899,427
                                                                              2010   1.143       1.265      1,890,757
                                                                              2009   0.858       1.143      1,644,705
                                                                              2008   1.242       0.858        535,237
                                                                              2007   1.219       1.242        735,853
                                                                              2006   1.050       1.219        386,247
                                                                              2005   1.000       1.050        260,652
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.244       1.447             --
                                                                              2005   1.146       1.244        520,428
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.372       1.448         57,850
                                                                              2013   1.011       1.372         65,466
                                                                              2012   0.928       1.011         66,373
                                                                              2011   0.993       0.928         84,037
                                                                              2010   0.792       0.993         96,314
                                                                              2009   0.562       0.792        171,154
                                                                              2008   0.995       0.562        232,730
                                                                              2007   0.911       0.995        323,785
                                                                              2006   0.853       0.911        248,376
                                                                              2005   0.829       0.853        252,551
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.523       3.203             --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.785       3.523       482,955
                                                                                   2006   2.214       2.785       415,073
                                                                                   2005   1.769       2.214       364,913
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.607       1.403       374,414
                                                                                   2013   1.331       1.607       507,549
                                                                                   2012   1.146       1.331       512,438
                                                                                   2011   1.306       1.146       636,429
                                                                                   2010   1.226       1.306       876,014
                                                                                   2009   0.911       1.226     1,145,503
                                                                                   2008   1.556       0.911     1,295,980
                                                                                   2007   1.372       1.556     1,835,935
                                                                                   2006   1.151       1.372     2,059,240
                                                                                   2005   1.063       1.151     1,703,785
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.249       1.494            --
                                                                                   2005   1.168       1.249        98,811
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   0.897       0.989        76,144
                                                                                   2013   0.692       0.897        89,615
                                                                                   2012   0.602       0.692        92,503
                                                                                   2011   0.624       0.602       107,795
                                                                                   2010   0.506       0.624       124,798
                                                                                   2009   0.357       0.506       291,789
                                                                                   2008   0.647       0.357       314,752
                                                                                   2007   0.541       0.647       481,515
                                                                                   2006   0.486       0.541       507,140
                                                                                   2005   0.442       0.486       483,295
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536       188,728
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.941       1.001            --
                                                                                   2006   0.893       0.941       212,210
                                                                                   2005   0.855       0.893       213,006
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.253       1.326            --
                                                                                   2009   1.056       1.253       318,122
                                                                                   2008   1.832       1.056       328,234
                                                                                   2007   1.778       1.832       363,116
                                                                                   2006   1.571       1.778       365,442
                                                                                   2005   1.502       1.571       448,146
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.315       2.738     1,545,136
                                                                                   2013   1.595       2.315     1,731,058
                                                                                   2012   1.368       1.595     1,760,309
                                                                                   2011   1.359       1.368     2,113,637
                                                                                   2010   1.107       1.359     3,443,629
                                                                                   2009   0.838       1.107     4,057,265
                                                                                   2008   1.431       0.838     4,501,693
                                                                                   2007   1.436       1.431     5,135,041
                                                                                   2006   1.344       1.436     6,842,567
                                                                                   2005   1.225       1.344     7,545,215
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.860       1.868            --
                                                                                   2013   1.433       1.860     2,547,444
                                                                                   2012   1.269       1.433     2,735,962
                                                                                   2011   1.377       1.269     3,112,214
                                                                                   2010   1.202       1.377     4,366,930
                                                                                   2009   0.946       1.202     4,903,108
                                                                                   2008   1.519       0.946     5,443,793
                                                                                   2007   1.528       1.519     6,644,107
                                                                                   2006   1.332       1.528     5,607,222
                                                                                   2005   1.294       1.332     6,351,200
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.696       1.849       878,431

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.180       1.257     2,788,257
                                                                                  2006   1.047       1.180     3,059,684
                                                                                  2005   1.022       1.047     3,225,048
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.136       1.118            --
                                                                                  2008   1.640       1.136       210,239
                                                                                  2007   1.643       1.640       211,669
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.433       1.513            --
                                                                                  2010   1.295       1.433       438,012
                                                                                  2009   0.940       1.295       528,524
                                                                                  2008   1.654       0.940       697,292
                                                                                  2007   1.654       1.654       812,549
                                                                                  2006   1.482       1.654     1,033,121
                                                                                  2005   1.434       1.482     1,126,194
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.875       0.950            --
                                                                                  2010   0.796       0.875       227,316
                                                                                  2009   0.664       0.796       247,980
                                                                                  2008   0.947       0.664       252,486
                                                                                  2007   0.906       0.947       284,921
                                                                                  2006   0.782       0.906       301,436
                                                                                  2005   0.798       0.782       370,785
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.290       1.440        71,141
                                                                                  2013   1.043       1.290        71,141
                                                                                  2012   0.930       1.043        71,141
                                                                                  2011   0.947       0.930       138,900
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.826       2.036       902,414
                                                                                  2013   1.479       1.826       954,102
                                                                                  2012   1.321       1.479       965,213
                                                                                  2011   1.248       1.321     1,067,917
                                                                                  2010   1.134       1.248     1,221,499
                                                                                  2009   0.941       1.134     1,474,075
                                                                                  2008   1.473       0.941     1,921,719
                                                                                  2007   1.424       1.473     2,530,804
                                                                                  2006   1.312       1.424     2,505,171
                                                                                  2005   1.281       1.312     2,299,812
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.442       1.614     1,016,758
                                                                                  2013   1.065       1.442     1,169,980
                                                                                  2012   0.901       1.065     1,211,574
                                                                                  2011   0.923       0.901     1,353,400
                                                                                  2010   0.856       0.923     1,702,128
                                                                                  2009   0.612       0.856     2,036,450
                                                                                  2008   0.994       0.612     2,420,091
                                                                                  2007   0.961       0.994     3,008,124
                                                                                  2006   0.936       0.961     3,469,631
                                                                                  2005   0.905       0.936     3,989,203
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.823       2.000       895,601
                                                                                  2013   1.402       1.823       855,081
                                                                                  2012   1.225       1.402       964,826
                                                                                  2011   1.189       1.225     1,153,663
                                                                                  2010   1.106       1.189     1,346,182
                                                                                  2009   0.904       1.106     1,519,990
                                                                                  2008   1.430       0.904     2,036,064
                                                                                  2007   1.401       1.430     2,333,864
                                                                                  2006   1.206       1.401       946,049
                                                                                  2005   1.153       1.206     1,115,732
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.497       2.652       334,681

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.851       2.497        382,848
                                                                                      2012   1.599       1.851        407,097
                                                                                      2011   1.694       1.599        443,207
                                                                                      2010   1.407       1.694        519,542
                                                                                      2009   1.054       1.407        677,164
                                                                                      2008   1.658       1.054        745,255
                                                                                      2007   1.575       1.658        899,310
                                                                                      2006   1.397       1.575      1,034,305
                                                                                      2005   1.313       1.397      1,111,412
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.813       2.875        188,337
                                                                                      2013   1.947       2.813        191,893
                                                                                      2012   1.660       1.947        251,983
                                                                                      2011   1.667       1.660        299,632
                                                                                      2010   1.356       1.667        498,855
                                                                                      2009   0.967       1.356        572,442
                                                                                      2008   1.661       0.967        635,706
                                                                                      2007   1.537       1.661        711,266
                                                                                      2006   1.388       1.537        592,814
                                                                                      2005   1.347       1.388        604,912
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.620       0.603             --
                                                                                      2008   1.009       0.620        922,723
                                                                                      2007   0.980       1.009      1,032,421
                                                                                      2006   0.866       0.980      1,229,220
                                                                                      2005   0.846       0.866      1,303,137
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.592       1.619             --
                                                                                      2006   1.443       1.592        216,312
                                                                                      2005   1.419       1.443        230,777
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.972       0.959             --
                                                                                      2010   0.906       0.972          5,385
                                                                                      2009   0.786       0.906          5,385
                                                                                      2008   1.015       0.786          5,385
                                                                                      2007   1.020       1.015         23,201
                                                                                      2006   0.997       1.020         25,930
                                                                                      2005   0.992       0.997         14,322
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.380       1.407             --
                                                                                      2010   1.260       1.380        484,006
                                                                                      2009   1.075       1.260        531,343
                                                                                      2008   1.267       1.075        544,451
                                                                                      2007   1.265       1.267        810,237
                                                                                      2006   1.222       1.265      1,005,802
                                                                                      2005   1.214       1.222      1,078,926
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.875       1.835        419,917
                                                                                      2013   1.748       1.875        506,060
                                                                                      2012   1.510       1.748        546,302
                                                                                      2011   1.501       1.510        581,330
                                                                                      2010   1.310       1.501        807,748
                                                                                      2009   0.834       1.310        753,037
                                                                                      2008   1.213       0.834        824,852
                                                                                      2007   1.231       1.213      1,064,894
                                                                                      2006   1.130       1.231      1,181,242
                                                                                      2005   1.121       1.130      1,345,696
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.105       1.098             --
                                                                                      2009   1.122       1.105      7,872,747
                                                                                      2008   1.114       1.122     12,136,271
                                                                                      2007   1.081       1.114      3,870,246
                                                                                      2006   1.052       1.081      3,366,560
                                                                                      2005   1.042       1.052      2,128,447
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.524       1.598             --
                                                                                      2006   1.314       1.524      1,895,433
                                                                                      2005   1.286       1.314      2,164,713
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.245       1.328             --
                                                                                      2006   1.123       1.245        270,834
                                                                                      2005   1.090       1.123        242,937
Lord Abbett Series Fund, Inc.

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
                                                                          2006   1.393       1.604       324,188
                                                                          2005   1.373       1.393       307,439
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
                                                                          2006   1.627       1.793       700,110
                                                                          2005   1.531       1.627       746,672
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165       364,504
                                                                          2013   1.024       1.043       419,051
                                                                          2012   0.825       1.024       372,605
                                                                          2011   0.887       0.825       346,920
                                                                          2010   0.777       0.887       385,198
                                                                          2009   0.585       0.777       369,314
                                                                          2008   1.020       0.585       502,619
                                                                          2007   1.218       1.020       566,490
                                                                          2006   1.003       1.218       627,104
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.035       1.078            --
                                                                          2013   0.816       1.035       344,642
                                                                          2012   0.677       0.816       286,388
                                                                          2011   0.744       0.677       303,541
                                                                          2010   0.690       0.744       358,293
                                                                          2009   0.491       0.690       581,308
                                                                          2008   0.859       0.491       644,062
                                                                          2007   0.671       0.859       631,493
                                                                          2006   0.655       0.671       386,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.074       1.207       579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.560       1.447       319,543
                                                                          2013   1.214       1.560       325,080
                                                                          2012   0.955       1.214       284,269
                                                                          2011   1.130       0.955       319,098
                                                                          2010   0.986       1.130       416,192
                                                                          2009   0.646       0.986       506,819
                                                                          2008   1.109       0.646       563,404
                                                                          2007   1.139       1.109       698,065
                                                                          2006   1.035       1.139       573,755
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.329       1.431       371,084
                                                                          2013   1.038       1.329       417,536
                                                                          2012   0.922       1.038       422,174
                                                                          2011   0.974       0.922       375,963
                                                                          2010   0.790       0.974       404,536
                                                                          2009   0.636       0.790       841,338
                                                                          2008   1.058       0.636       973,382
                                                                          2007   1.071       1.058     1,093,984
                                                                          2006   1.015       1.071       127,962
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.186       2.323         5,095
                                                                          2013   1.584       2.186         6,245
                                                                          2012   1.361       1.584         3,780
                                                                          2011   1.397       1.361        29,198
                                                                          2010   1.125       1.397        29,204
                                                                          2009   0.853       1.125        61,008
                                                                          2008   1.415       0.853         9,566
                                                                          2007   1.294       1.415        16,629
                                                                          2006   1.305       1.294           928
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.884       1.937        15,592
                                                                          2013   1.440       1.884        15,592
                                                                          2012   1.268       1.440        13,235
                                                                          2011   1.436       1.268        13,237
                                                                          2010   1.223       1.436        24,148
                                                                          2009   0.965       1.223        69,316
                                                                          2008   1.314       0.965       135,692
                                                                          2007   1.351       1.314       156,252
                                                                          2006   1.269       1.351        90,298
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.594       0.564            --
                                                                          2008   1.055       0.594       121,428
                                                                          2007   0.960       1.055       132,352
                                                                          2006   0.973       0.960       174,184
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.621       1.621            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.527       1.621            --
                                                                               2012   1.272       1.527       247,083
                                                                               2011   1.390       1.272       281,736
                                                                               2010   1.331       1.390       314,325
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.240       1.279        55,467
                                                                               2013   0.974       1.240        54,940
                                                                               2012   0.850       0.974        28,205
                                                                               2011   0.995       0.850        43,903
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
                                                                               2006   1.003       1.027       406,832
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.573       2.362       211,406
                                                                               2013   2.757       2.573       231,461
                                                                               2012   2.361       2.757       250,677
                                                                               2011   2.957       2.361       274,616
                                                                               2010   2.435       2.957       325,595
                                                                               2009   1.467       2.435       343,576
                                                                               2008   3.208       1.467       267,117
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070        27,975
                                                                               2011   1.112       1.035        28,453
                                                                               2010   0.921       1.112        23,507
                                                                               2009   0.686       0.921        23,527
                                                                               2008   1.132       0.686        60,552
                                                                               2007   1.279       1.132        57,590
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
                                                                               2006   0.996       1.050       414,055
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.426       1.445       394,121
                                                                               2013   1.596       1.426       525,715
                                                                               2012   1.486       1.596       764,365
                                                                               2011   1.357       1.486       827,350
                                                                               2010   1.279       1.357     1,032,327
                                                                               2009   1.101       1.279     1,073,849
                                                                               2008   1.200       1.101       950,841
                                                                               2007   1.135       1.200       598,799
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.974       2.155        83,222
                                                                               2013   1.510       1.974        92,454
                                                                               2012   1.391       1.510        83,395
                                                                               2011   1.483       1.391        82,142
                                                                               2010   1.300       1.483       136,860
                                                                               2009   1.068       1.300       241,072
                                                                               2008   1.619       1.068         3,861
                                                                               2007   1.570       1.619         4,709
                                                                               2006   1.462       1.570         4,714
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.173       1.294            --
                                                                               2006   1.116       1.173         6,324

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.112       2.169       680,831
                                                                          2013   2.118       2.112       899,508
                                                                          2012   1.932       2.118       898,351
                                                                          2011   1.898       1.932       863,598
                                                                          2010   1.723       1.898     1,080,318
                                                                          2009   1.318       1.723     1,008,270
                                                                          2008   1.503       1.318       288,029
                                                                          2007   1.435       1.503       294,839
                                                                          2006   1.388       1.435       179,394
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.313       1.460       353,365
                                                                          2013   0.999       1.313       432,650
                                                                          2012   0.862       0.999       436,204
                                                                          2011   0.915       0.862       463,076
                                                                          2010   0.796       0.915       620,347
                                                                          2009   0.684       0.796       681,277
                                                                          2008   1.094       0.684       846,903
                                                                          2007   1.074       1.094     1,049,874
                                                                          2006   1.001       1.074     1,018,696
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.871       2.038     2,340,729
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   0.988       1.035            --
                                                                          2006   0.934       0.988       825,415
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.191       1.329       298,032
                                                                          2013   0.904       1.191       347,413
                                                                          2012   0.811       0.904       411,980
                                                                          2011   0.824       0.811       449,174
                                                                          2010   0.745       0.824       613,269
                                                                          2009   0.636       0.745       907,154
                                                                          2008   1.033       0.636       852,005
                                                                          2007   1.027       1.033       924,596
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.478       1.553       314,341
                                                                          2013   1.519       1.478       355,593
                                                                          2012   1.441       1.519       371,769
                                                                          2011   1.378       1.441       381,350
                                                                          2010   1.297       1.378       574,484
                                                                          2009   1.208       1.297       561,066
                                                                          2008   1.276       1.208       694,292
                                                                          2007   1.224       1.276       896,033
                                                                          2006   1.181       1.224       909,537
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.002       0.984     1,425,711
                                                                          2013   1.020       1.002     2,419,719
                                                                          2012   1.039       1.020     3,404,050
                                                                          2011   1.057       1.039     4,580,648
                                                                          2010   1.070       1.057     4,227,165
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.424       0.419            --
                                                                          2008   0.723       0.424       460,070
                                                                          2007   0.737       0.723       486,918
                                                                          2006   0.718       0.737       161,739
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.460       0.480            --
                                                                          2008   0.849       0.460     1,057,641
                                                                          2007   0.832       0.849     1,317,625
                                                                          2006   0.822       0.832     1,654,099
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.273            --
                                                                          2012   1.019       1.157       253,269
                                                                          2011   1.107       1.019       290,991
                                                                          2010   0.985       1.107       382,764
                                                                          2009   0.824       0.985       533,193
                                                                          2008   1.375       0.824       590,695
                                                                          2007   1.345       1.375       755,426
                                                                          2006   1.313       1.345       965,606
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   0.818       0.893       365,354

                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.628       0.818        415,398
                                                                       2012   0.577       0.628        443,942
                                                                       2011   0.607       0.577        488,692
                                                                       2010   0.536       0.607        571,866
                                                                       2009   0.366       0.536        736,319
                                                                       2008   0.686       0.366        864,473
                                                                       2007   0.580       0.686      1,013,548
                                                                       2006   0.595       0.580      1,083,760
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.281       1.372        318,185
                                                                       2013   0.952       1.281        378,345
                                                                       2012   0.837       0.952        403,236
                                                                       2011   0.848       0.837        445,343
                                                                       2010   0.774       0.848        750,686
                                                                       2009   0.563       0.774        818,103
                                                                       2008   0.850       0.563        881,884
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998             --
                                                                       2010   0.811       0.922        145,659
                                                                       2009   0.628       0.811        121,020
                                                                       2008   1.074       0.628         14,940
                                                                       2007   1.059       1.074         50,324
                                                                       2006   1.002       1.059         59,683
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327        128,015
                                                                       2013   1.263       1.294        166,203
                                                                       2012   1.178       1.263        354,412
                                                                       2011   1.161       1.178        151,715
                                                                       2010   1.075       1.161        130,170
                                                                       2009   0.908       1.075        136,767
                                                                       2008   1.080       0.908        107,000
                                                                       2007   1.041       1.080        128,604
                                                                       2006   1.001       1.041             --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348        107,359
                                                                       2013   1.201       1.308        117,042
                                                                       2012   1.097       1.201        335,706
                                                                       2011   1.105       1.097        710,030
                                                                       2010   1.009       1.105        843,380
                                                                       2009   0.831       1.009        900,683
                                                                       2008   1.079       0.831        221,749
                                                                       2007   1.048       1.079        450,376
                                                                       2006   1.002       1.048        116,832
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346        948,787
                                                                       2013   1.126       1.304      1,078,022
                                                                       2012   1.012       1.126      1,089,285
                                                                       2011   1.045       1.012      1,259,247
                                                                       2010   0.940       1.045      1,198,334
                                                                       2009   0.756       0.940      1,218,224
                                                                       2008   1.079       0.756      1,178,671
                                                                       2007   1.053       1.079      2,094,626
                                                                       2006   1.002       1.053      1,361,453
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327        445,116
                                                                       2013   1.052       1.284        444,558
                                                                       2012   0.928       1.052        424,905
                                                                       2011   0.982       0.928        453,283
                                                                       2010   0.872       0.982        406,162
                                                                       2009   0.688       0.872        452,880
                                                                       2008   1.079       0.688        390,387
                                                                       2007   1.058       1.079        390,395
                                                                       2006   1.002       1.058        643,333
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.841       1.960      4,493,268
                                                                       2013   1.578       1.841      5,454,630
                                                                       2012   1.443       1.578      6,525,554
                                                                       2011   1.438       1.443      7,347,226
                                                                       2010   1.332       1.438      9,026,145
                                                                       2009   1.146       1.332      9,491,992
                                                                       2008   1.502       1.146      9,827,561
                                                                       2007   1.468       1.502     11,715,396
                                                                       2006   1.375       1.468     12,781,425
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.155       2.346             --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
                                                                                           2006   1.264
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.543
                                                                                           2013   1.558
                                                                                           2012   1.425
                                                                                           2011   1.408
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.931
                                                                                           2013   1.475
                                                                                           2012   1.333
                                                                                           2011   1.510
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.121
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.349
                                                                                           2008   1.310
                                                                                           2007   1.227
                                                                                           2006   1.203
                                                                                           2005   1.195
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
                                                                                           2006   1.098
                                                                                           2005   0.996
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.923
                                                                                           2006   1.669
                                                                                           2005   1.588
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.914
                                                                                           2005   0.856
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.250
                                                                                           2005   1.218
 Travelers Large Cap Subaccount (11/99)................................................... 2006   0.798
                                                                                           2005   0.747
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.076
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.045
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.193
                                                                                           2005   1.198
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   0.881



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.155            --
                                                                                           1.617            --
                                                                                           1.411            --
                                                                                           1.425            --
                                                                                           1.302            --
                                                                                           1.097            --
                                                                                           1.474       655,898
                                                                                           1.395       561,634
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.727       242,936
                                                                                           1.616       296,209
                                                                                           1.186       352,507
                                                                                           1.017       397,828
                                                                                           1.050       591,959
                                                                                           0.916       696,673
                                                                                           0.652       795,275
                                                                                           1.144     1,031,603
                                                                                           1.067     1,100,035
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.595       403,228
                                                                                           1.543       421,956
                                                                                           1.558       434,474
                                                                                           1.425       445,520
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.093       212,753
                                                                                           1.931       213,369
                                                                                           1.475       379,592
                                                                                           1.333       428,655
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       607,213
                                                                                           1.121       584,691
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.393            --
                                                                                           1.349     3,478,390
                                                                                           1.310     3,699,723
                                                                                           1.227     3,985,351
                                                                                           1.203     4,221,279
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490            --
                                                                                           1.377       212,109
                                                                                           1.098       158,085
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.052            --
                                                                                           1.923       425,127
                                                                                           1.669       471,617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.973            --
                                                                                           0.914       182,430
 Travelers Equity Income Subaccount (11/99)............................................... 1.313            --
                                                                                           1.250       995,006
 Travelers Large Cap Subaccount (11/99)................................................... 0.822            --
                                                                                           0.798       781,209
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.143            --
                                                                                           1.076        44,303
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.033            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.081            --
                                                                                           1.045       219,969
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.109            --
                                                                                           1.063       467,697
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.056            --
                                                                                           1.036       110,884
 Travelers Managed Income Subaccount (11/99).............................................. 1.181            --
                                                                                           1.193     1,038,118
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 0.934            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   0.800       0.881        861,839
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   0.563       0.595             --
                                                                          2005   0.556       0.563      1,109,072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.333       1.375             --
                                                                          2005   1.318       1.333     12,449,370
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.170       1.264             --
                                                                          2005   1.119       1.170        421,453
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   0.902       1.035             --
                                                                          2005   0.838       0.902        380,664
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.379       1.462             --
                                                                          2005   1.325       1.379          6,594
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.116             --
                                                                          2005   1.000       1.061          2,137
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.375       1.388             --
                                                                          2005   1.350       1.375        138,929
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   0.725       0.756             --
                                                                          2005   0.724       0.725      1,169,009
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.305             --
                                                                          2005   1.000       1.134             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269             --
                                                                          2005   1.000       1.107          9,121
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   0.692       0.718             --
                                                                          2005   0.653       0.692        142,322



                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.441       0.722            --
                                                                         2007   1.255       1.441         4,474
                                                                         2006   1.243       1.255        27,729
                                                                         2005   1.173       1.243        27,732
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.257       1.313            --
                                                                         2005   1.224       1.257        85,963
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.312       1.279            --
                                                                         2005   1.163       1.312         9,868
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.499       2.510        78,160
                                                                         2013   1.971       2.499        91,705
                                                                         2012   1.638       1.971       164,491
                                                                         2011   1.832       1.638       170,582
                                                                         2010   1.670       1.832       228,142
                                                                         2009   1.195       1.670       227,881
                                                                         2008   1.976       1.195       196,025
                                                                         2007   1.753       1.976       322,640
                                                                         2006   1.483       1.753       396,878
                                                                         2005   1.324       1.483       366,359
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.105       2.243        67,236

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.648       2.105       175,341
                                                                              2012   1.425       1.648       280,801
                                                                              2011   1.516       1.425       294,277
                                                                              2010   1.301       1.516       311,824
                                                                              2009   0.951       1.301       328,613
                                                                              2008   1.729       0.951       360,971
                                                                              2007   1.568       1.729       501,271
                                                                              2006   1.449       1.568       615,511
                                                                              2005   1.270       1.449       608,021
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.887       2.049       216,736
                                                                              2013   1.440       1.887       396,547
                                                                              2012   1.248       1.440       478,951
                                                                              2011   1.295       1.248       524,662
                                                                              2010   1.184       1.295       694,442
                                                                              2009   0.919       1.184       736,770
                                                                              2008   1.507       0.919       805,816
                                                                              2007   1.461       1.507     1,935,341
                                                                              2006   1.292       1.461     2,097,027
                                                                              2005   1.244       1.292     2,116,141
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.560       1.542            --
                                                                              2005   1.344       1.560        69,179
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.552       2.021            --
                                                                              2005   1.475       1.552       129,943
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302       1.415            --
                                                                              2005   1.204       1.302        22,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299       1.447            --
                                                                              2005   1.202       1.299        23,557
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.271       2.493        18,313
                                                                              2013   1.764       2.271        70,878
                                                                              2012   1.545       1.764        90,760
                                                                              2011   1.616       1.545        93,494
                                                                              2010   1.406       1.616       107,554
                                                                              2009   1.056       1.406       102,403
                                                                              2008   1.874       1.056       115,571
                                                                              2007   1.625       1.874       172,925
                                                                              2006   1.483       1.625       178,089
                                                                              2005   1.293       1.483       166,938
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.862       2.979        26,860
                                                                              2013   2.145       2.862        60,692
                                                                              2012   1.908       2.145        80,263
                                                                              2011   2.180       1.908        75,864
                                                                              2010   1.727       2.180        92,913
                                                                              2009   1.259       1.727        98,387
                                                                              2008   2.124       1.259       124,459
                                                                              2007   1.876       2.124       235,956
                                                                              2006   1.700       1.876       243,628
                                                                              2005   1.467       1.700       239,727
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.568       1.610        16,221
                                                                              2013   1.402       1.568       137,004
                                                                              2012   1.268       1.402       109,834
                                                                              2011   1.261       1.268       113,916
                                                                              2010   1.140       1.261       119,159
                                                                              2009   0.857       1.140       107,366
                                                                              2008   1.240       0.857        59,634
                                                                              2007   1.218       1.240        83,538
                                                                              2006   1.049       1.218        50,686
                                                                              2005   1.000       1.049        10,523
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.342       1.560            --
                                                                              2005   1.236       1.342       258,171
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.151       2.270        24,220

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.586       2.151        12,593
                                                                                   2012   1.458       1.586        22,374
                                                                                   2011   1.560       1.458        23,065
                                                                                   2010   1.245       1.560        23,789
                                                                                   2009   0.884       1.245        24,110
                                                                                   2008   1.565       0.884        25,006
                                                                                   2007   1.434       1.565        26,045
                                                                                   2006   1.344       1.434        28,317
                                                                                   2005   1.306       1.344        28,324
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.077       2.797            --
                                                                                   2007   2.434       3.077       192,608
                                                                                   2006   1.936       2.434       188,869
                                                                                   2005   1.547       1.936       182,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.060       1.797        34,462
                                                                                   2013   1.707       2.060        43,238
                                                                                   2012   1.471       1.707        63,458
                                                                                   2011   1.676       1.471        66,097
                                                                                   2010   1.575       1.676        67,390
                                                                                   2009   1.171       1.575        84,431
                                                                                   2008   2.001       1.171        98,471
                                                                                   2007   1.765       2.001       120,426
                                                                                   2006   1.481       1.765       154,849
                                                                                   2005   1.369       1.481       157,333
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.415       1.692            --
                                                                                   2005   1.324       1.415        86,958
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.734       3.012            --
                                                                                   2013   2.109       2.734            --
                                                                                   2012   1.837       2.109            --
                                                                                   2011   1.902       1.837            --
                                                                                   2010   1.544       1.902            --
                                                                                   2009   1.089       1.544            --
                                                                                   2008   1.976       1.089            --
                                                                                   2007   1.653       1.976            --
                                                                                   2006   1.486       1.653            --
                                                                                   2005   1.351       1.486            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.352       1.514            --
                                                                                   2005   1.324       1.352        18,870
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.280       1.361            --
                                                                                   2006   1.214       1.280        22,995
                                                                                   2005   1.164       1.214        22,997
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.028       1.088            --
                                                                                   2009   0.867       1.028       163,599
                                                                                   2008   1.504       0.867       167,784
                                                                                   2007   1.461       1.504       472,646
                                                                                   2006   1.292       1.461       536,160
                                                                                   2005   1.235       1.292       497,239
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.308       2.728        77,438
                                                                                   2013   1.591       2.308        90,275
                                                                                   2012   1.365       1.591       157,067
                                                                                   2011   1.357       1.365       159,513
                                                                                   2010   1.106       1.357       184,261
                                                                                   2009   0.837       1.106       189,411
                                                                                   2008   1.431       0.837       201,877
                                                                                   2007   1.436       1.431       214,020
                                                                                   2006   1.345       1.436       241,614
                                                                                   2005   1.227       1.345       261,476
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.778       1.786            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.370       1.778        48,966
                                                                                  2012   1.214       1.370       127,448
                                                                                  2011   1.318       1.214       140,996
                                                                                  2010   1.152       1.318       158,921
                                                                                  2009   0.907       1.152       171,979
                                                                                  2008   1.457       0.907       190,799
                                                                                  2007   1.466       1.457       209,031
                                                                                  2006   1.278       1.466       267,488
                                                                                  2005   1.243       1.278       273,881
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.977       2.154        72,735
                                                                                  2013   1.549       1.977        66,211
                                                                                  2012   1.361       1.549       123,599
                                                                                  2011   1.351       1.361       123,820
                                                                                  2010   1.222       1.351       137,290
                                                                                  2009   1.020       1.222       139,786
                                                                                  2008   1.469       1.020       124,017
                                                                                  2007   1.381       1.469       126,442
                                                                                  2006   1.225       1.381       129,968
                                                                                  2005   1.197       1.225       129,446
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.941       0.925            --
                                                                                  2008   1.358       0.941        21,645
                                                                                  2007   1.361       1.358        23,821
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.179       1.244            --
                                                                                  2010   1.066       1.179       367,392
                                                                                  2009   0.774       1.066       369,801
                                                                                  2008   1.363       0.774       370,029
                                                                                  2007   1.363       1.363       724,108
                                                                                  2006   1.222       1.363       772,407
                                                                                  2005   1.183       1.222       807,879
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.224       1.329            --
                                                                                  2010   1.114       1.224        25,946
                                                                                  2009   0.930       1.114        25,686
                                                                                  2008   1.326       0.930        28,973
                                                                                  2007   1.269       1.326        30,735
                                                                                  2006   1.096       1.269        35,893
                                                                                  2005   1.119       1.096        34,917
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.801       2.009        11,324
                                                                                  2013   1.457       1.801        12,502
                                                                                  2012   1.300       1.457        13,757
                                                                                  2011   1.324       1.300        15,216
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.594       1.776        25,670
                                                                                  2013   1.292       1.594        69,505
                                                                                  2012   1.154       1.292        28,974
                                                                                  2011   1.091       1.154        28,995
                                                                                  2010   0.992       1.091        29,019
                                                                                  2009   0.824       0.992        79,818
                                                                                  2008   1.290       0.824        79,882
                                                                                  2007   1.247       1.290        88,806
                                                                                  2006   1.150       1.247        88,855
                                                                                  2005   1.124       1.150        88,909
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.827       2.045        22,337
                                                                                  2013   1.350       1.827        22,343
                                                                                  2012   1.143       1.350        29,883
                                                                                  2011   1.172       1.143        29,904
                                                                                  2010   1.087       1.172        29,928
                                                                                  2009   0.778       1.087        29,954
                                                                                  2008   1.263       0.778        29,981
                                                                                  2007   1.222       1.263        30,004
                                                                                  2006   1.190       1.222        30,024
                                                                                  2005   1.152       1.190        28,787
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.957       2.146         8,287

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.506       1.957         8,287
                                                                                      2012   1.317       1.506        11,673
                                                                                      2011   1.278       1.317        11,682
                                                                                      2010   1.190       1.278        11,693
                                                                                      2009   0.973       1.190        11,883
                                                                                      2008   1.540       0.973        21,506
                                                                                      2007   1.510       1.540        21,521
                                                                                      2006   1.301       1.510        22,513
                                                                                      2005   1.244       1.301        23,614
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.379       2.525        20,715
                                                                                      2013   1.764       2.379        21,858
                                                                                      2012   1.524       1.764        54,726
                                                                                      2011   1.616       1.524        56,662
                                                                                      2010   1.343       1.616        58,843
                                                                                      2009   1.007       1.343        60,067
                                                                                      2008   1.584       1.007        65,594
                                                                                      2007   1.506       1.584        68,656
                                                                                      2006   1.336       1.506        74,121
                                                                                      2005   1.257       1.336        74,707
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.907       2.970        34,045
                                                                                      2013   2.014       2.907        34,158
                                                                                      2012   1.718       2.014        35,581
                                                                                      2011   1.726       1.718        36,023
                                                                                      2010   1.404       1.726        53,322
                                                                                      2009   1.002       1.404        55,440
                                                                                      2008   1.722       1.002        66,582
                                                                                      2007   1.594       1.722        70,817
                                                                                      2006   1.440       1.594        54,439
                                                                                      2005   1.399       1.440        47,318
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.894       0.870            --
                                                                                      2008   1.458       0.894       138,010
                                                                                      2007   1.415       1.458       148,013
                                                                                      2006   1.252       1.415       193,468
                                                                                      2005   1.224       1.252       193,468
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.319       1.341            --
                                                                                      2006   1.197       1.319        24,346
                                                                                      2005   1.177       1.197        24,242
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.968       0.956            --
                                                                                      2010   0.903       0.968            --
                                                                                      2009   0.784       0.903        10,692
                                                                                      2008   1.013       0.784        10,692
                                                                                      2007   1.018       1.013        10,692
                                                                                      2006   0.996       1.018        10,692
                                                                                      2005   0.991       0.996        10,692
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.258       1.281            --
                                                                                      2010   1.149       1.258        10,633
                                                                                      2009   0.981       1.149        10,938
                                                                                      2008   1.156       0.981        25,633
                                                                                      2007   1.155       1.156        32,785
                                                                                      2006   1.116       1.155        33,183
                                                                                      2005   1.109       1.116        32,134
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.989       1.947         2,814
                                                                                      2013   1.856       1.989        98,826
                                                                                      2012   1.604       1.856        31,330
                                                                                      2011   1.595       1.604        22,133
                                                                                      2010   1.394       1.595        50,038
                                                                                      2009   0.888       1.394        27,120
                                                                                      2008   1.291       0.888        27,723
                                                                                      2007   1.312       1.291        29,834
                                                                                      2006   1.204       1.312        55,585
                                                                                      2005   1.195       1.204        60,359
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.042       1.036            --
                                                                                      2009   1.060       1.042        25,686
                                                                                      2008   1.052       1.060       331,701
                                                                                      2007   1.021       1.052       140,649
                                                                                      2006   0.994       1.021       155,864
                                                                                      2005   0.985       0.994        81,623

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.475       1.546            --
                                                                          2006   1.272       1.475        10,131
                                                                          2005   1.245       1.272        10,131
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.600       1.707            --
                                                                          2006   1.444       1.600        18,293
                                                                          2005   1.402       1.444        17,576
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
                                                                          2006   1.279       1.473       153,794
                                                                          2005   1.262       1.279       142,440
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
                                                                          2006   1.497       1.649       404,632
                                                                          2005   1.409       1.497       390,551
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
                                                                          2006   1.003       1.218       310,322
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
                                                                          2006   1.542       1.579            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.440       2.263        35,617
                                                                          2013   1.900       2.440        48,819
                                                                          2012   1.495       1.900        67,547
                                                                          2011   1.771       1.495        70,438
                                                                          2010   1.546       1.771        68,939
                                                                          2009   1.013       1.546        70,829
                                                                          2008   1.741       1.013        76,457
                                                                          2007   1.789       1.741        86,934
                                                                          2006   1.626       1.789        87,440
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.324       1.425        64,186
                                                                          2013   1.035       1.324       142,323
                                                                          2012   0.919       1.035       174,531
                                                                          2011   0.972       0.919       180,527
                                                                          2010   0.789       0.972       197,887
                                                                          2009   0.635       0.789       205,212
                                                                          2008   1.057       0.635       324,370
                                                                          2007   1.070       1.057       523,815
                                                                          2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.177       2.311            --
                                                                          2013   1.578       2.177            --
                                                                          2012   1.356       1.578            --
                                                                          2011   1.393       1.356            --
                                                                          2010   1.122       1.393            --
                                                                          2009   0.852       1.122            --
                                                                          2008   1.413       0.852        14,217
                                                                          2007   1.292       1.413            --
                                                                          2006   1.304       1.292            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.876       1.928         2,473

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
                                                                               2006   1.268       1.350            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
                                                                               2006   1.351       1.332       152,266
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.328       1.328            --
                                                                               2013   1.251       1.328            --
                                                                               2012   1.043       1.251       164,393
                                                                               2011   1.140       1.043       164,162
                                                                               2010   1.092       1.140       164,041
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
                                                                               2006   1.003       1.027        75,116
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.241       2.056        15,576
                                                                               2013   2.402       2.241        16,236
                                                                               2012   2.058       2.402        16,916
                                                                               2011   2.579       2.058        39,624
                                                                               2010   2.125       2.579        21,688
                                                                               2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.972       1.801            --
                                                                               2013   1.685       1.972            --
                                                                               2012   1.471       1.685            --
                                                                               2011   1.678       1.471            --
                                                                               2010   1.534       1.678            --
                                                                               2009   1.188       1.534        20,374
                                                                               2008   2.099       1.188            --
                                                                               2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.066       1.154            --
                                                                               2012   1.031       1.066            --
                                                                               2011   1.109       1.031            --
                                                                               2010   0.919       1.109            --
                                                                               2009   0.685       0.919            --
                                                                               2008   1.131       0.685            --
                                                                               2007   1.278       1.131            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.331       1.335       266,709
                                                                               2013   1.067       1.331       294,444
                                                                               2012   0.897       1.067       125,810
                                                                               2011   0.998       0.897       130,285
                                                                               2010   0.877       0.998       135,170
                                                                               2009   0.639       0.877       141,268
                                                                               2008   1.095       0.639       145,760
                                                                               2007   1.049       1.095       153,330
                                                                               2006   0.996       1.049       160,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.422       1.440        65,281

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
                                                                          2006   1.357       1.457        38,058
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
                                                                          2006   1.115       1.172            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
                                                                          2006   1.208       1.249        93,819
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.308       1.454       121,632
                                                                          2013   0.996       1.308       216,428
                                                                          2012   0.860       0.996       320,488
                                                                          2011   0.912       0.860       328,696
                                                                          2010   0.794       0.912       350,872
                                                                          2009   0.683       0.794       354,090
                                                                          2008   1.093       0.683       426,488
                                                                          2007   1.074       1.093       503,447
                                                                          2006   1.001       1.074       403,250
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.788       1.948        36,557
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.531       1.604            --
                                                                          2006   1.448       1.531            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.838       2.050            --
                                                                          2013   1.395       1.838            --
                                                                          2012   1.252       1.395            --
                                                                          2011   1.273       1.252            --
                                                                          2010   1.152       1.273            --
                                                                          2009   0.985       1.152            --
                                                                          2008   1.600       0.985            --
                                                                          2007   1.590       1.600            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.277       1.341        45,996
                                                                          2013   1.313       1.277       216,024
                                                                          2012   1.246       1.313       112,219
                                                                          2011   1.193       1.246       114,605
                                                                          2010   1.123       1.193       117,672
                                                                          2009   1.047       1.123       120,235
                                                                          2008   1.106       1.047        97,992
                                                                          2007   1.061       1.106       102,230
                                                                          2006   1.024       1.061       105,475
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.402       1.376            --
                                                                          2013   1.428       1.402            --
                                                                          2012   1.455       1.428            --
                                                                          2011   1.482       1.455        38,113
                                                                          2010   1.500       1.482        24,061
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.747       0.738            --
                                                                          2008   1.273       0.747         2,592
                                                                          2007   1.297       1.273         2,784
                                                                          2006   1.264       1.297         2,902

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.722       0.753            --
                                                                       2008   1.334       0.722            --
                                                                       2007   1.307       1.334            --
                                                                       2006   1.292       1.307            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.157       1.272            --
                                                                       2012   1.019       1.157        45,386
                                                                       2011   1.107       1.019        46,984
                                                                       2010   0.985       1.107        49,178
                                                                       2009   0.825       0.985        51,008
                                                                       2008   1.377       0.825        51,630
                                                                       2007   1.348       1.377        57,807
                                                                       2006   1.316       1.348        61,266
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.859       2.026            --
                                                                       2013   1.427       1.859            --
                                                                       2012   1.312       1.427            --
                                                                       2011   1.379       1.312            --
                                                                       2010   1.220       1.379            --
                                                                       2009   0.833       1.220            --
                                                                       2008   1.563       0.833            --
                                                                       2007   1.323       1.563            --
                                                                       2006   1.357       1.323            --
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.071       2.217         4,453
                                                                       2013   1.540       2.071         4,455
                                                                       2012   1.355       1.540         4,457
                                                                       2011   1.373       1.355         4,460
                                                                       2010   1.253       1.373         4,463
                                                                       2009   0.912       1.253         4,467
                                                                       2008   1.377       0.912         4,471
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920            --
                                                                       2009   0.627       0.810            --
                                                                       2008   1.073       0.627            --
                                                                       2007   1.059       1.073            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322            --
                                                                       2013   1.259       1.289            --
                                                                       2012   1.175       1.259            --
                                                                       2011   1.159       1.175            --
                                                                       2010   1.073       1.159            --
                                                                       2009   0.907       1.073            --
                                                                       2008   1.079       0.907            --
                                                                       2007   1.041       1.079            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342        27,672
                                                                       2013   1.197       1.303        27,672
                                                                       2012   1.094       1.197        27,672
                                                                       2011   1.103       1.094        27,672
                                                                       2010   1.007       1.103       434,498
                                                                       2009   0.829       1.007       448,087
                                                                       2008   1.078       0.829       448,099
                                                                       2007   1.047       1.078        27,695
                                                                       2006   1.002       1.047        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       250,633
                                                                       2013   1.122       1.299       250,722
                                                                       2012   1.009       1.122       250,821
                                                                       2011   1.042       1.009       250,931
                                                                       2010   0.938       1.042       251,052
                                                                       2009   0.755       0.938       251,179
                                                                       2008   1.078       0.755       251,316
                                                                       2007   1.053       1.078       251,440
                                                                       2006   1.002       1.053       251,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322        58,793

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.048
                                                                                           2012   0.926
                                                                                           2011   0.980
                                                                                           2010   0.870
                                                                                           2009   0.687
                                                                                           2008   1.078
                                                                                           2007   1.058
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.642
                                                                                           2013   1.409
                                                                                           2012   1.289
                                                                                           2011   1.284
                                                                                           2010   1.191
                                                                                           2009   1.025
                                                                                           2008   1.344
                                                                                           2007   1.314
                                                                                           2006   1.231
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.139
                                                                                           2013   1.605
                                                                                           2012   1.402
                                                                                           2011   1.416
                                                                                           2010   1.295
                                                                                           2009   1.091
                                                                                           2008   1.472
                                                                                           2007   1.393
                                                                                           2006   1.262
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.610
                                                                                           2013   1.182
                                                                                           2012   1.014
                                                                                           2011   1.047
                                                                                           2010   0.914
                                                                                           2009   0.651
                                                                                           2008   1.143
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.403
                                                                                           2013   1.418
                                                                                           2012   1.298
                                                                                           2011   1.282
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.586
                                                                                           2013   1.212
                                                                                           2012   1.096
                                                                                           2011   1.241
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.122
                                                                                           2005   1.119
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.189
                                                                                           2008   1.156
                                                                                           2007   1.082
                                                                                           2006   1.062
                                                                                           2005   1.056
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.861
                                                                                           2006   1.484
                                                                                           2005   1.348
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.855
                                                                                           2006   1.611
                                                                                           2005   1.533
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.270
                                                                                           2005   1.189
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.254
                                                                                           2005   1.223
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.254



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.279       107,948
                                                                                           1.048       239,978
                                                                                           0.926        56,531
                                                                                           0.980       563,194
                                                                                           0.870       563,253
                                                                                           0.687       563,315
                                                                                           1.078       492,221
                                                                                           1.058       449,736
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.748       146,200
                                                                                           1.642       198,898
                                                                                           1.409       227,419
                                                                                           1.289       242,128
                                                                                           1.284       258,735
                                                                                           1.191       287,576
                                                                                           1.025       314,857
                                                                                           1.344       352,243
                                                                                           1.314       391,019
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.327            --
                                                                                           2.139            --
                                                                                           1.605            --
                                                                                           1.402            --
                                                                                           1.416            --
                                                                                           1.295            --
                                                                                           1.091            --
                                                                                           1.472       116,052
                                                                                           1.393        99,473
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.720        11,612
                                                                                           1.610        12,004
                                                                                           1.182        11,173
                                                                                           1.014        12,125
                                                                                           1.047        12,262
                                                                                           0.914        12,362
                                                                                           0.651        12,086
                                                                                           1.143        52,036
                                                                                           1.067        12,421
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.450            --
                                                                                           1.403         4,376
                                                                                           1.418         3,718
                                                                                           1.298         3,639
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.718       225,865
                                                                                           1.586       341,499
                                                                                           1.212       356,355
                                                                                           1.096       361,965
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       128,903
                                                                                           1.122       140,482
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.227            --
                                                                                           1.189     1,070,964
                                                                                           1.156       355,704
                                                                                           1.082       381,793
                                                                                           1.062       349,936
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.013            --
                                                                                           1.861            --
                                                                                           1.484            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.979            --
                                                                                           1.855       173,408
                                                                                           1.611       174,164
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.351            --
                                                                                           1.270       152,266
 Travelers Equity Income Subaccount (11/99)............................................... 1.316            --
                                                                                           1.254        39,678
 Travelers Large Cap Subaccount (11/99)................................................... 1.292            --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.176       1.254            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143            --
                                                                                     2005   1.000       1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.081            --
                                                                                     2005   1.000       1.044       125,731
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063       406,528
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036        26,298
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.035       1.024            --
                                                                                     2005   1.040       1.035        84,690
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.365       1.448            --
                                                                                     2005   1.241       1.365            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.284       1.357            --
                                                                                     2005   1.269       1.284            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.194       1.231            --
                                                                                     2005   1.181       1.194       367,601
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.262            --
                                                                                     2005   1.119       1.169       154,706
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.417       1.626            --
                                                                                     2005   1.318       1.417        84,163
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.280       1.357            --
                                                                                     2005   1.231       1.280        38,066
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.115            --
                                                                                     2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.197       1.208            --
                                                                                     2005   1.176       1.197        89,190
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.211       1.263            --
                                                                                     2005   1.209       1.211            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.304            --
                                                                                     2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.268            --
                                                                                     2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.219       1.264            --
                                                                                     2005   1.152       1.219         3,010



                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.247       0.624    --
                                                                         2007   1.087       1.247    --
                                                                         2006   1.077       1.087    --
                                                                         2005   1.000       1.077    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.011       1.056    --
                                                                         2005   1.000       1.011    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.159       1.130    --
                                                                         2005   1.000       1.159    --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   1.880       1.888        71,563
                                                                              2013   1.484       1.880       103,400
                                                                              2012   1.234       1.484       119,189
                                                                              2011   1.380       1.234       121,660
                                                                              2010   1.259       1.380       163,482
                                                                              2009   0.901       1.259       176,849
                                                                              2008   1.491       0.901       190,852
                                                                              2007   1.324       1.491       234,135
                                                                              2006   1.120       1.324       217,417
                                                                              2005   1.000       1.120       179,303
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.660       1.767       178,419
                                                                              2013   1.300       1.660       230,441
                                                                              2012   1.124       1.300       258,562
                                                                              2011   1.197       1.124       287,943
                                                                              2010   1.028       1.197       395,185
                                                                              2009   0.751       1.028       443,485
                                                                              2008   1.367       0.751       454,456
                                                                              2007   1.240       1.367       508,618
                                                                              2006   1.147       1.240       504,864
                                                                              2005   1.000       1.147       366,448
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.516       1.646       216,802
                                                                              2013   1.157       1.516       320,493
                                                                              2012   1.004       1.157       356,278
                                                                              2011   1.042       1.004       366,670
                                                                              2010   0.953       1.042       435,351
                                                                              2009   0.740       0.953       453,586
                                                                              2008   1.214       0.740       455,837
                                                                              2007   1.178       1.214       512,162
                                                                              2006   1.042       1.178       512,988
                                                                              2005   1.000       1.042       429,313
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.169       1.156            --
                                                                              2005   1.000       1.169            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.087       1.415            --
                                                                              2005   1.000       1.087        75,854
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.080       1.173            --
                                                                              2005   1.000       1.080            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.106       1.232            --
                                                                              2005   1.000       1.106            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.732       1.900         7,714
                                                                              2013   1.346       1.732        16,039
                                                                              2012   1.179       1.346        22,311
                                                                              2011   1.234       1.179        22,323
                                                                              2010   1.074       1.234        22,341
                                                                              2009   0.807       1.074        22,361
                                                                              2008   1.433       0.807        22,381
                                                                              2007   1.243       1.433        14,639
                                                                              2006   1.136       1.243        14,645
                                                                              2005   1.000       1.136         9,435
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   1.914       1.991         6,203
                                                                              2013   1.436       1.914         6,345
                                                                              2012   1.277       1.436         7,019
                                                                              2011   1.460       1.277         7,062
                                                                              2010   1.158       1.460        25,044
                                                                              2009   0.844       1.158        63,475
                                                                              2008   1.425       0.844        67,388
                                                                              2007   1.259       1.425        85,363
                                                                              2006   1.142       1.259        85,825
                                                                              2005   1.000       1.142        33,594
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.561       1.602        76,816

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.396       1.561        77,662
                                                                                   2012   1.263       1.396        78,718
                                                                                   2011   1.258       1.263        98,725
                                                                                   2010   1.138       1.258       125,752
                                                                                   2009   0.855       1.138       126,387
                                                                                   2008   1.239       0.855       123,003
                                                                                   2007   1.217       1.239       108,064
                                                                                   2006   1.049       1.217       108,091
                                                                                   2005   1.000       1.049        43,904
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.083       1.258            --
                                                                                   2005   1.000       1.083       162,991
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.682       1.773         4,581
                                                                                   2013   1.241       1.682        13,434
                                                                                   2012   1.141       1.241        14,034
                                                                                   2011   1.222       1.141        14,097
                                                                                   2010   0.976       1.222        14,627
                                                                                   2009   0.693       0.976        15,224
                                                                                   2008   1.227       0.693        15,264
                                                                                   2007   1.125       1.227        14,539
                                                                                   2006   1.055       1.125        14,820
                                                                                   2005   1.000       1.055        14,565
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   1.924       1.748            --
                                                                                   2007   1.523       1.924        68,269
                                                                                   2006   1.211       1.523        50,743
                                                                                   2005   1.000       1.211        13,648
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.489       1.299        18,337
                                                                                   2013   1.234       1.489        30,536
                                                                                   2012   1.064       1.234        44,636
                                                                                   2011   1.214       1.064        47,749
                                                                                   2010   1.141       1.214        65,068
                                                                                   2009   0.849       1.141       110,227
                                                                                   2008   1.451       0.849       126,501
                                                                                   2007   1.281       1.451       143,619
                                                                                   2006   1.075       1.281       140,740
                                                                                   2005   1.000       1.075        34,061
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.065       1.273            --
                                                                                   2005   1.000       1.065         9,151
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.027       2.233            --
                                                                                   2013   1.565       2.027            --
                                                                                   2012   1.363       1.565            --
                                                                                   2011   1.413       1.363            --
                                                                                   2010   1.147       1.413            --
                                                                                   2009   0.809       1.147            --
                                                                                   2008   1.469       0.809            --
                                                                                   2007   1.230       1.469            --
                                                                                   2006   1.107       1.230            --
                                                                                   2005   1.000       1.107            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.032       1.155            --
                                                                                   2005   1.000       1.032            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.101       1.171            --
                                                                                   2006   1.046       1.101            --
                                                                                   2005   1.000       1.046            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.839       0.888            --
                                                                                   2009   0.707       0.839       264,490
                                                                                   2008   1.229       0.707       265,582
                                                                                   2007   1.194       1.229       286,954
                                                                                   2006   1.056       1.194       282,605
                                                                                   2005   1.000       1.056       219,327
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.898       2.243        10,482

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.309       1.898        11,905
                                                                                  2012   1.124       1.309        18,545
                                                                                  2011   1.118       1.124        20,960
                                                                                  2010   0.911       1.118        34,816
                                                                                  2009   0.690       0.911        37,114
                                                                                  2008   1.181       0.690        32,897
                                                                                  2007   1.186       1.181        34,148
                                                                                  2006   1.111       1.186        18,791
                                                                                  2005   1.000       1.111         2,899
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.443       1.450            --
                                                                                  2013   1.113       1.443            --
                                                                                  2012   0.987       1.113         3,441
                                                                                  2011   1.072       0.987         6,218
                                                                                  2010   0.937       1.072         6,227
                                                                                  2009   0.738       0.937         6,238
                                                                                  2008   1.186       0.738         6,249
                                                                                  2007   1.194       1.186         6,258
                                                                                  2006   1.042       1.194         6,270
                                                                                  2005   1.000       1.042         3,545
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.633       1.779            --
                                                                                  2013   1.281       1.633         8,376
                                                                                  2012   1.126       1.281         8,376
                                                                                  2011   1.118       1.126         8,376
                                                                                  2010   1.012       1.118        32,382
                                                                                  2009   0.844       1.012        32,395
                                                                                  2008   1.218       0.844         8,387
                                                                                  2007   1.145       1.218         8,391
                                                                                  2006   1.016       1.145         8,391
                                                                                  2005   1.000       1.016         9,599
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.801       0.788            --
                                                                                  2008   1.157       0.801        25,337
                                                                                  2007   1.160       1.157        25,337
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.006       1.062            --
                                                                                  2010   0.910       1.006       110,722
                                                                                  2009   0.661       0.910       110,817
                                                                                  2008   1.165       0.661       110,912
                                                                                  2007   1.166       1.165       157,151
                                                                                  2006   1.046       1.166       329,355
                                                                                  2005   1.000       1.046       319,415
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.093       1.187            --
                                                                                  2010   0.996       1.093            --
                                                                                  2009   0.831       0.996            --
                                                                                  2008   1.186       0.831            --
                                                                                  2007   1.136       1.186            --
                                                                                  2006   0.982       1.136            --
                                                                                  2005   1.000       0.982            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.607       1.791            --
                                                                                  2013   1.300       1.607            --
                                                                                  2012   1.161       1.300            --
                                                                                  2011   1.183       1.161            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.424       1.586        73,999
                                                                                  2013   1.155       1.424       144,802
                                                                                  2012   1.032       1.155       266,450
                                                                                  2011   0.977       1.032       272,001
                                                                                  2010   0.888       0.977       277,962
                                                                                  2009   0.738       0.888       284,427
                                                                                  2008   1.156       0.738       284,534
                                                                                  2007   1.119       1.156       284,544
                                                                                  2006   1.032       1.119       284,552
                                                                                  2005   1.000       1.032       211,715
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.617       1.809            --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.196       1.617       16,859
                                                                                      2012   1.013       1.196       18,740
                                                                                      2011   1.039       1.013       20,915
                                                                                      2010   0.964       1.039       23,137
                                                                                      2009   0.690       0.964       25,534
                                                                                      2008   1.121       0.690       25,545
                                                                                      2007   1.086       1.121       35,844
                                                                                      2006   1.058       1.086       35,852
                                                                                      2005   1.000       1.058       35,861
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.571       1.722        2,643
                                                                                      2013   1.210       1.571        2,645
                                                                                      2012   1.058       1.210        2,648
                                                                                      2011   1.028       1.058        2,651
                                                                                      2010   0.957       1.028        2,655
                                                                                      2009   0.783       0.957        2,659
                                                                                      2008   1.240       0.783        2,663
                                                                                      2007   1.217       1.240        2,667
                                                                                      2006   1.049       1.217        2,670
                                                                                      2005   1.000       1.049        2,673
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.901       2.016           --
                                                                                      2013   1.410       1.901           --
                                                                                      2012   1.219       1.410           --
                                                                                      2011   1.293       1.219        2,719
                                                                                      2010   1.076       1.293        2,725
                                                                                      2009   0.806       1.076        2,731
                                                                                      2008   1.269       0.806        2,737
                                                                                      2007   1.208       1.269        2,743
                                                                                      2006   1.072       1.208        2,751
                                                                                      2005   1.000       1.072        2,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.166       2.212           --
                                                                                      2013   1.501       2.166           --
                                                                                      2012   1.281       1.501           --
                                                                                      2011   1.288       1.281           --
                                                                                      2010   1.049       1.288           --
                                                                                      2009   0.749       1.049       29,903
                                                                                      2008   1.287       0.749       29,903
                                                                                      2007   1.192       1.287       41,790
                                                                                      2006   1.078       1.192           --
                                                                                      2005   1.000       1.078           --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.734       0.713           --
                                                                                      2008   1.196       0.734       11,922
                                                                                      2007   1.162       1.196       11,929
                                                                                      2006   1.029       1.162       11,936
                                                                                      2005   1.000       1.029        8,096
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.124       1.142           --
                                                                                      2006   1.021       1.124       25,337
                                                                                      2005   1.000       1.021           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.973       0.961           --
                                                                                      2010   0.908       0.973           --
                                                                                      2009   0.789       0.908           --
                                                                                      2008   1.020       0.789       10,595
                                                                                      2007   1.025       1.020       10,595
                                                                                      2006   1.004       1.025       10,595
                                                                                      2005   1.000       1.004       10,595
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.121       1.142           --
                                                                                      2010   1.025       1.121           --
                                                                                      2009   0.875       1.025           --
                                                                                      2008   1.033       0.875           --
                                                                                      2007   1.032       1.033           --
                                                                                      2006   0.998       1.032           --
                                                                                      2005   1.000       0.998           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.646       1.610           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.536       1.646        17,204
                                                                          2012   1.328       1.536        19,124
                                                                          2011   1.322       1.328        21,343
                                                                          2010   1.155       1.322        23,611
                                                                          2009   0.736       1.155        26,057
                                                                          2008   1.072       0.736        26,068
                                                                          2007   1.089       1.072        36,578
                                                                          2006   1.000       1.089        36,587
                                                                          2005   1.000       1.000        36,596
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.055       1.049            --
                                                                          2009   1.073       1.055        11,379
                                                                          2008   1.066       1.073        97,939
                                                                          2007   1.036       1.066            --
                                                                          2006   1.009       1.036            --
                                                                          2005   1.000       1.009            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.201       1.259            --
                                                                          2006   1.036       1.201            --
                                                                          2005   1.000       1.036            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.194       1.273            --
                                                                          2006   1.078       1.194        41,796
                                                                          2005   1.000       1.078            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.182       1.227            --
                                                                          2006   1.027       1.182       115,957
                                                                          2005   1.000       1.027       108,174
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.185       1.305            --
                                                                          2006   1.076       1.185        55,177
                                                                          2005   1.000       1.076        52,974
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
                                                                          2006   1.003       1.218        92,204
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
                                                                          2006   1.156       1.183            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.837       1.702        33,442
                                                                          2013   1.431       1.837        43,971
                                                                          2012   1.127       1.431        53,017
                                                                          2011   1.335       1.127        50,090
                                                                          2010   1.166       1.335        60,963
                                                                          2009   0.764       1.166        61,576
                                                                          2008   1.314       0.764        73,965
                                                                          2007   1.351       1.314        70,077
                                                                          2006   1.229       1.351        50,924
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.318       1.418         1,265

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.031       1.318        13,266
                                                                               2012   0.916       1.031        23,713
                                                                               2011   0.970       0.916        26,648
                                                                               2010   0.787       0.970        27,519
                                                                               2009   0.634       0.787        28,499
                                                                               2008   1.056       0.634        43,072
                                                                               2007   1.070       1.056        61,135
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.167       2.300            --
                                                                               2013   1.572       2.167            --
                                                                               2012   1.352       1.572            --
                                                                               2011   1.389       1.352            --
                                                                               2010   1.120       1.389            --
                                                                               2009   0.850       1.120            --
                                                                               2008   1.411       0.850            --
                                                                               2007   1.291       1.411            --
                                                                               2006   1.304       1.291            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.868       1.918            --
                                                                               2013   1.429       1.868            --
                                                                               2012   1.259       1.429            --
                                                                               2011   1.428       1.259            --
                                                                               2010   1.217       1.428            --
                                                                               2009   0.961       1.217            --
                                                                               2008   1.310       0.961            --
                                                                               2007   1.348       1.310            --
                                                                               2006   1.268       1.348            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.702       0.666            --
                                                                               2008   1.247       0.702            --
                                                                               2007   1.135       1.247            --
                                                                               2006   1.152       1.135            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.082       1.082            --
                                                                               2013   1.019       1.082            --
                                                                               2012   0.850       1.019       226,271
                                                                               2011   0.930       0.850       238,640
                                                                               2010   0.891       0.930       256,362
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
                                                                               2006   1.003       1.027        15,933
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.397       1.281        32,814
                                                                               2013   1.498       1.397        34,884
                                                                               2012   1.284       1.498        33,009
                                                                               2011   1.610       1.284        28,255
                                                                               2010   1.327       1.610        35,260
                                                                               2009   0.801       1.327        53,438
                                                                               2008   1.751       0.801        60,100
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.455       1.328            --
                                                                               2013   1.243       1.455            --
                                                                               2012   1.086       1.243            --
                                                                               2011   1.239       1.086            --
                                                                               2010   1.134       1.239            --
                                                                               2009   0.878       1.134            --
                                                                               2008   1.553       0.878            --
                                                                               2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.062       1.149            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.028       1.062            --
                                                                          2011   1.106       1.028            --
                                                                          2010   0.917       1.106            --
                                                                          2009   0.684       0.917            --
                                                                          2008   1.129       0.684            --
                                                                          2007   1.277       1.129            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
                                                                          2006   0.996       1.049        19,087
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
                                                                          2006   1.110       1.191            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
                                                                          2006   1.115       1.171            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
                                                                          2006   1.018       1.052        34,623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.303       1.448        72,642
                                                                          2013   0.992       1.303       123,947
                                                                          2012   0.857       0.992       175,612
                                                                          2011   0.910       0.857       211,856
                                                                          2010   0.793       0.910       327,333
                                                                          2009   0.683       0.793       339,760
                                                                          2008   1.093       0.683       368,040
                                                                          2007   1.074       1.093       403,059
                                                                          2006   1.001       1.074       231,203
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.452       1.580            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.225       1.283            --
                                                                          2006   1.159       1.225            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.465       1.634            --
                                                                          2013   1.113       1.465            --
                                                                          2012   1.000       1.113            --
                                                                          2011   1.017       1.000            --
                                                                          2010   0.920       1.017            --
                                                                          2009   0.787       0.920            --
                                                                          2008   1.279       0.787            --
                                                                          2007   1.272       1.279            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.218       1.278        68,185

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.253       1.218        71,161
                                                                        2012   1.189       1.253        84,822
                                                                        2011   1.139       1.189        69,652
                                                                        2010   1.073       1.139        41,554
                                                                        2009   1.000       1.073        40,453
                                                                        2008   1.057       1.000        33,583
                                                                        2007   1.016       1.057        31,117
                                                                        2006   0.980       1.016        31,116
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.145       1.124        75,735
                                                                        2013   1.167       1.145            --
                                                                        2012   1.190       1.167            --
                                                                        2011   1.212       1.190       123,174
                                                                        2010   1.228       1.212            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.657       0.649            --
                                                                        2008   1.120       0.657            --
                                                                        2007   1.142       1.120            --
                                                                        2006   1.114       1.142            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.620       0.646            --
                                                                        2008   1.144       0.620        15,184
                                                                        2007   1.122       1.144            --
                                                                        2006   1.109       1.122            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.948       1.042            --
                                                                        2012   0.835       0.948        19,023
                                                                        2011   0.908       0.835        21,230
                                                                        2010   0.809       0.908        23,486
                                                                        2009   0.677       0.809        25,918
                                                                        2008   1.132       0.677        25,930
                                                                        2007   1.108       1.132        36,384
                                                                        2006   1.082       1.108        36,393
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.512       1.647            --
                                                                        2013   1.162       1.512         2,593
                                                                        2012   1.068       1.162        10,084
                                                                        2011   1.124       1.068        19,874
                                                                        2010   0.994       1.124        42,868
                                                                        2009   0.679       0.994        43,614
                                                                        2008   1.275       0.679        44,987
                                                                        2007   1.080       1.275        46,380
                                                                        2006   1.108       1.080        38,929
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.787       1.912            --
                                                                        2013   1.329       1.787        10,676
                                                                        2012   1.170       1.329        10,682
                                                                        2011   1.187       1.170        10,689
                                                                        2010   1.083       1.187        10,696
                                                                        2009   0.789       1.083        10,704
                                                                        2008   1.192       0.789        10,713
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.917       0.993            --
                                                                        2010   0.808       0.917            --
                                                                        2009   0.626       0.808            --
                                                                        2008   1.072       0.626            --
                                                                        2007   1.058       1.072            --
                                                                        2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.284       1.316            --
                                                                        2013   1.255       1.284            --
                                                                        2012   1.171       1.255            --
                                                                        2011   1.156       1.171            --
                                                                        2010   1.071       1.156            --
                                                                        2009   0.905       1.071            --
                                                                        2008   1.078       0.905            --
                                                                        2007   1.041       1.078            --
                                                                        2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.298       1.336       269,066

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.193
                                                                                           2012   1.091
                                                                                           2011   1.100
                                                                                           2010   1.005
                                                                                           2009   0.828
                                                                                           2008   1.077
                                                                                           2007   1.047
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.294
                                                                                           2013   1.118
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.937
                                                                                           2009   0.754
                                                                                           2008   1.077
                                                                                           2007   1.052
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.274
                                                                                           2013   1.045
                                                                                           2012   0.923
                                                                                           2011   0.978
                                                                                           2010   0.869
                                                                                           2009   0.686
                                                                                           2008   1.077
                                                                                           2007   1.057
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.386
                                                                                           2013   1.189
                                                                                           2012   1.088
                                                                                           2011   1.085
                                                                                           2010   1.007
                                                                                           2009   0.867
                                                                                           2008   1.137
                                                                                           2007   1.113
                                                                                           2006   1.043
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.122
                                                                                           2013   1.594
                                                                                           2012   1.393
                                                                                           2011   1.407
                                                                                           2010   1.287
                                                                                           2009   1.086
                                                                                           2008   1.305
                                                                                           2007   1.236
                                                                                           2006   1.120
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.604
                                                                                           2013   1.178
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.912
                                                                                           2009   0.650
                                                                                           2008   1.142
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.249
                                                                                           2013   1.263
                                                                                           2012   1.157
                                                                                           2011   1.143
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.352
                                                                                           2013   1.033
                                                                                           2012   0.935
                                                                                           2011   1.060
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.981
                                                                                           2006   0.993
                                                                                           2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.119



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.298       269,096
                                                                                           1.193       269,129
                                                                                           1.091       249,695
                                                                                           1.100       262,190
                                                                                           1.005       262,197
                                                                                           0.828       262,206
                                                                                           1.077       262,214
                                                                                           1.047       262,221
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.334            --
                                                                                           1.294            --
                                                                                           1.118            --
                                                                                           1.006            --
                                                                                           1.040       140,681
                                                                                           0.937       142,369
                                                                                           0.754        85,409
                                                                                           1.077        53,095
                                                                                           1.052        90,721
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.316       188,900
                                                                                           1.274       199,445
                                                                                           1.045       211,312
                                                                                           0.923       222,989
                                                                                           0.978       133,126
                                                                                           0.869       149,081
                                                                                           0.686       149,081
                                                                                           1.077       149,081
                                                                                           1.057       149,081
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.474        11,761
                                                                                           1.386        30,494
                                                                                           1.189        40,159
                                                                                           1.088        45,878
                                                                                           1.085        83,771
                                                                                           1.007        90,757
                                                                                           0.867       114,484
                                                                                           1.137       113,886
                                                                                           1.113       113,928
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.308            --
                                                                                           2.122            --
                                                                                           1.594            --
                                                                                           1.393            --
                                                                                           1.407            --
                                                                                           1.287            --
                                                                                           1.086            --
                                                                                           1.305        74,165
                                                                                           1.236        44,940
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.712            --
                                                                                           1.604            --
                                                                                           1.178            --
                                                                                           1.012            --
                                                                                           1.045         7,016
                                                                                           0.912         7,055
                                                                                           0.650         7,646
                                                                                           1.142         8,319
                                                                                           1.067            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.291            --
                                                                                           1.249            --
                                                                                           1.263            --
                                                                                           1.157            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.464            --
                                                                                           1.352        20,314
                                                                                           1.033        20,347
                                                                                           0.935        20,386
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.999            --
                                                                                           0.981        18,714
                                                                                           0.993        19,964
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.155            --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2008   1.088       1.119       126,037
                                                                                     2007   1.020       1.088       139,474
                                                                                     2006   1.001       1.020       138,731
                                                                                     2005   1.000       1.001        96,251
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.377       1.490            --
                                                                                     2006   1.099       1.377            --
                                                                                     2005   1.000       1.099            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.216       1.297            --
                                                                                     2006   1.056       1.216        39,275
                                                                                     2005   1.000       1.056        13,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.083       1.152            --
                                                                                     2005   1.000       1.083            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.031       1.082            --
                                                                                     2005   1.000       1.031        36,401
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.077       1.109            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.142            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.080            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036       245,223
 Travelers Managed Income Subaccount (11/99)........................................ 2006   0.991       0.980            --
                                                                                     2005   1.000       0.991            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.092       1.159            --
                                                                                     2005   1.000       1.092            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.048       1.108            --
                                                                                     2005   1.000       1.048        29,365
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.011       1.043            --
                                                                                     2005   1.000       1.011        89,349
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.038       1.120            --
                                                                                     2005   1.000       1.038            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.071       1.229            --
                                                                                     2005   1.000       1.071        47,400
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.047       1.110            --
                                                                                     2005   1.000       1.047            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.115            --
                                                                                     2005   1.000       1.060            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.009       1.018            --
                                                                                     2005   1.000       1.009        30,613
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.046       1.090            --
                                                                                     2005   1.000       1.046            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.304            --
                                                                                     2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.268            --
                                                                                     2005   1.000       1.106            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.074       1.114            --
                                                                                     2005   1.000       1.074            --

                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.435       1.367            --
                                                                              2007   1.251       1.435       114,042
                                                                              2006   1.240       1.251       142,522
                                                                              2005   1.171       1.240       145,125
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.254       1.309            --
                                                                              2005   1.222       1.254       283,251
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.309       1.275            --
                                                                              2005   1.162       1.309        61,934
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.474       2.482       738,099
                                                                              2013   1.953       2.474     1,189,442
                                                                              2012   1.625       1.953     1,375,192
                                                                              2011   1.818       1.625     1,495,287
                                                                              2010   1.659       1.818     1,641,208
                                                                              2009   1.189       1.659     1,792,550
                                                                              2008   1.968       1.189     2,005,834
                                                                              2007   1.747       1.968     2,071,354
                                                                              2006   1.479       1.747     2,026,520
                                                                              2005   1.322       1.479     2,029,126
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.084       2.217     2,816,934
                                                                              2013   1.633       2.084     3,334,720
                                                                              2012   1.413       1.633     3,930,968
                                                                              2011   1.505       1.413     4,329,687
                                                                              2010   1.293       1.505     4,547,988
                                                                              2009   0.946       1.293     4,803,077
                                                                              2008   1.721       0.946     5,089,793
                                                                              2007   1.562       1.721     5,836,689
                                                                              2006   1.445       1.562     6,229,880
                                                                              2005   1.268       1.445     5,994,994
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.867       2.026     2,555,815
                                                                              2013   1.426       1.867     3,347,840
                                                                              2012   1.238       1.426     4,000,498
                                                                              2011   1.286       1.238     4,568,642
                                                                              2010   1.177       1.286     5,069,104
                                                                              2009   0.914       1.177     5,265,624
                                                                              2008   1.500       0.914     5,713,940
                                                                              2007   1.456       1.500     6,887,822
                                                                              2006   1.289       1.456     7,309,984
                                                                              2005   1.242       1.289     7,417,625
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.556       1.538            --
                                                                              2005   1.342       1.556        13,203
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.549       2.015            --
                                                                              2005   1.473       1.549        33,377
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.299       1.412            --
                                                                              2005   1.203       1.299        51,217
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.297       1.444            --
                                                                              2005   1.201       1.297       281,098
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.247       2.464       858,667
                                                                              2013   1.747       2.247     1,016,901
                                                                              2012   1.532       1.747       976,866
                                                                              2011   1.605       1.532     1,089,253
                                                                              2010   1.397       1.605     1,382,497
                                                                              2009   1.050       1.397     1,688,585
                                                                              2008   1.866       1.050     1,717,753
                                                                              2007   1.619       1.866     1,620,037
                                                                              2006   1.480       1.619     1,618,351
                                                                              2005   1.291       1.480     1,321,376
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.832       2.945       395,633

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.125       2.832       470,405
                                                                              2012   1.892       2.125       535,553
                                                                              2011   2.164       1.892       617,711
                                                                              2010   1.716       2.164       679,212
                                                                              2009   1.252       1.716       676,881
                                                                              2008   2.114       1.252       860,251
                                                                              2007   1.870       2.114       931,670
                                                                              2006   1.696       1.870       936,448
                                                                              2005   1.465       1.696       889,199
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.554       1.595       516,508
                                                                              2013   1.391       1.554       821,929
                                                                              2012   1.259       1.391       874,489
                                                                              2011   1.254       1.259       776,421
                                                                              2010   1.135       1.254       757,471
                                                                              2009   0.853       1.135       666,629
                                                                              2008   1.237       0.853       562,840
                                                                              2007   1.216       1.237       583,989
                                                                              2006   1.049       1.216       387,521
                                                                              2005   1.000       1.049       181,023
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.339       1.554            --
                                                                              2005   1.235       1.339     1,154,140
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.129       2.244       119,591
                                                                              2013   1.571       2.129       157,792
                                                                              2012   1.446       1.571       183,775
                                                                              2011   1.549       1.446       239,283
                                                                              2010   1.238       1.549       287,931
                                                                              2009   0.879       1.238       328,379
                                                                              2008   1.559       0.879       360,550
                                                                              2007   1.429       1.559       473,748
                                                                              2006   1.340       1.429       506,412
                                                                              2005   1.304       1.340       530,355
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.064       2.784            --
                                                                              2007   2.426       3.064       826,616
                                                                              2006   1.931       2.426       899,510
                                                                              2005   1.545       1.931       903,744
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.039       1.777       433,477
                                                                              2013   1.691       2.039       609,294
                                                                              2012   1.458       1.691       827,949
                                                                              2011   1.664       1.458       915,923
                                                                              2010   1.565       1.664       999,478
                                                                              2009   1.165       1.565     1,108,912
                                                                              2008   1.992       1.165     1,372,952
                                                                              2007   1.759       1.992     1,616,659
                                                                              2006   1.477       1.759     1,655,839
                                                                              2005   1.367       1.477     1,537,103
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.411       1.686            --
                                                                              2005   1.322       1.411       931,707
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.706       2.978        23,362
                                                                              2013   2.089       2.706        31,985
                                                                              2012   1.821       2.089        45,640
                                                                              2011   1.888       1.821        47,821
                                                                              2010   1.534       1.888        54,495
                                                                              2009   1.083       1.534        51,398
                                                                              2008   1.967       1.083       129,490
                                                                              2007   1.648       1.967       111,122
                                                                              2006   1.483       1.648        98,946
                                                                              2005   1.350       1.483       150,635
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.349       1.509            --
                                                                              2005   1.322       1.349       229,758
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.275       1.356            --
                                                                              2006   1.212       1.275        69,094
                                                                              2005   1.162       1.212       135,892
Legg Mason Partners Variable Equity Trust

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.022       1.081            --
                                                                                   2009   0.862       1.022     1,341,255
                                                                                   2008   1.498       0.862     1,396,332
                                                                                   2007   1.456       1.498     1,969,334
                                                                                   2006   1.289       1.456     2,114,185
                                                                                   2005   1.233       1.289     2,850,561
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.284       2.697       790,485
                                                                                   2013   1.576       2.284     1,180,370
                                                                                   2012   1.354       1.576     1,511,820
                                                                                   2011   1.347       1.354     1,609,772
                                                                                   2010   1.099       1.347     1,697,537
                                                                                   2009   0.833       1.099     1,838,779
                                                                                   2008   1.425       0.833     1,943,368
                                                                                   2007   1.431       1.425     2,106,219
                                                                                   2006   1.342       1.431     2,378,157
                                                                                   2005   1.225       1.342     2,595,716
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.759       1.767            --
                                                                                   2013   1.357       1.759       766,112
                                                                                   2012   1.204       1.357       938,929
                                                                                   2011   1.309       1.204       988,783
                                                                                   2010   1.144       1.309     1,041,042
                                                                                   2009   0.902       1.144     1,063,172
                                                                                   2008   1.451       0.902     1,216,001
                                                                                   2007   1.461       1.451     1,521,470
                                                                                   2006   1.275       1.461     1,391,449
                                                                                   2005   1.241       1.275     1,633,813
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.957       2.130       474,109
                                                                                   2013   1.535       1.957       569,610
                                                                                   2012   1.350       1.535       877,527
                                                                                   2011   1.341       1.350       985,023
                                                                                   2010   1.215       1.341     1,226,866
                                                                                   2009   1.014       1.215     1,356,372
                                                                                   2008   1.463       1.014       899,283
                                                                                   2007   1.376       1.463     1,081,280
                                                                                   2006   1.222       1.376     1,150,617
                                                                                   2005   1.195       1.222     1,204,884
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.936       0.920            --
                                                                                   2008   1.352       0.936       713,171
                                                                                   2007   1.355       1.352       721,173
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.170       1.235            --
                                                                                   2010   1.059       1.170     3,083,586
                                                                                   2009   0.770       1.059     3,364,600
                                                                                   2008   1.357       0.770     3,810,096
                                                                                   2007   1.358       1.357     4,048,194
                                                                                   2006   1.219       1.358     4,463,277
                                                                                   2005   1.181       1.219     5,127,527
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.215       1.318            --
                                                                                   2010   1.107       1.215       179,589
                                                                                   2009   0.925       1.107       199,544
                                                                                   2008   1.320       0.925       207,502
                                                                                   2007   1.265       1.320       238,589
                                                                                   2006   1.094       1.265       238,992
                                                                                   2005   1.117       1.094       263,637
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.783       1.986        37,457
                                                                                   2013   1.443       1.783        37,556
                                                                                   2012   1.289       1.443        47,254
                                                                                   2011   1.314       1.289        67,515
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.578       1.756     1,409,735
                                                                                   2013   1.280       1.578     3,071,156
                                                                                   2012   1.144       1.280     4,382,530
                                                                                   2011   1.083       1.144     4,930,753
                                                                                   2010   0.985       1.083     6,757,283
                                                                                   2009   0.819       0.985     7,038,702
                                                                                   2008   1.284       0.819     7,130,326
                                                                                   2007   1.243       1.284     7,365,154
                                                                                   2006   1.147       1.243     7,950,877
                                                                                   2005   1.122       1.147     7,987,062

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.808       2.022       306,643
                                                                                      2013   1.338       1.808       384,364
                                                                                      2012   1.134       1.338       452,748
                                                                                      2011   1.163       1.134       549,060
                                                                                      2010   1.080       1.163       582,568
                                                                                      2009   0.774       1.080       606,415
                                                                                      2008   1.258       0.774       690,018
                                                                                      2007   1.218       1.258       752,205
                                                                                      2006   1.187       1.218       848,137
                                                                                      2005   1.151       1.187     1,043,891
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.937       2.122        47,688
                                                                                      2013   1.492       1.937       110,551
                                                                                      2012   1.306       1.492       149,402
                                                                                      2011   1.269       1.306       158,722
                                                                                      2010   1.182       1.269       163,042
                                                                                      2009   0.968       1.182       173,725
                                                                                      2008   1.533       0.968       184,511
                                                                                      2007   1.505       1.533       225,454
                                                                                      2006   1.298       1.505       256,319
                                                                                      2005   1.242       1.298       250,280
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.354       2.496       176,882
                                                                                      2013   1.748       2.354       110,768
                                                                                      2012   1.512       1.748       154,945
                                                                                      2011   1.604       1.512       161,074
                                                                                      2010   1.335       1.604       178,611
                                                                                      2009   1.001       1.335       214,435
                                                                                      2008   1.577       1.001       298,254
                                                                                      2007   1.501       1.577       321,411
                                                                                      2006   1.333       1.501       332,437
                                                                                      2005   1.255       1.333       354,626
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.877       2.936       141,855
                                                                                      2013   1.995       2.877       349,382
                                                                                      2012   1.703       1.995       363,836
                                                                                      2011   1.713       1.703       376,542
                                                                                      2010   1.395       1.713       409,725
                                                                                      2009   0.997       1.395       476,750
                                                                                      2008   1.714       0.997       470,641
                                                                                      2007   1.589       1.714       592,745
                                                                                      2006   1.437       1.589       146,024
                                                                                      2005   1.397       1.437       144,027
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.890       0.865            --
                                                                                      2008   1.451       0.890     1,040,385
                                                                                      2007   1.411       1.451     1,063,578
                                                                                      2006   1.249       1.411     1,019,924
                                                                                      2005   1.222       1.249     1,327,778
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.314       1.335            --
                                                                                      2006   1.194       1.314     1,083,380
                                                                                      2005   1.175       1.194     1,204,842
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.961       0.949            --
                                                                                      2010   0.897       0.961       229,583
                                                                                      2009   0.779       0.897       371,896
                                                                                      2008   1.008       0.779       430,132
                                                                                      2007   1.015       1.008     1,248,186
                                                                                      2006   0.994       1.015     1,276,941
                                                                                      2005   0.990       0.994     1,265,078
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.248       1.272            --
                                                                                      2010   1.141       1.248       573,348
                                                                                      2009   0.975       1.141       585,124
                                                                                      2008   1.151       0.975       617,931
                                                                                      2007   1.151       1.151       811,284
                                                                                      2006   1.114       1.151       835,830
                                                                                      2005   1.107       1.114       828,193
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.969       1.925       405,954

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.838       1.969       409,456
                                                                          2012   1.590       1.838       477,461
                                                                          2011   1.584       1.590       662,750
                                                                          2010   1.385       1.584       653,611
                                                                          2009   0.883       1.385       662,274
                                                                          2008   1.286       0.883       727,070
                                                                          2007   1.307       1.286     1,395,831
                                                                          2006   1.201       1.307     1,451,922
                                                                          2005   1.193       1.201     1,483,035
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.036       1.029            --
                                                                          2009   1.054       1.036     4,812,892
                                                                          2008   1.047       1.054     5,387,913
                                                                          2007   1.018       1.047     3,003,508
                                                                          2006   0.992       1.018     2,325,345
                                                                          2005   0.984       0.992       774,535
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.470       1.540            --
                                                                          2006   1.269       1.470       218,530
                                                                          2005   1.243       1.269       320,576
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.595       1.700            --
                                                                          2006   1.441       1.595       476,998
                                                                          2005   1.400       1.441       557,138
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.468       1.524            --
                                                                          2006   1.276       1.468     1,521,487
                                                                          2005   1.260       1.276     1,513,881
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.644       1.809            --
                                                                          2006   1.493       1.644     1,840,810
                                                                          2005   1.407       1.493     1,817,567
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.031       1.150        45,252
                                                                          2013   1.013       1.031        62,074
                                                                          2012   0.818       1.013        80,258
                                                                          2011   0.881       0.818        81,772
                                                                          2010   0.772       0.881        74,999
                                                                          2009   0.583       0.772       209,602
                                                                          2008   1.017       0.583       226,384
                                                                          2007   1.217       1.017        98,403
                                                                          2006   1.003       1.217        93,158
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.403       2.500            --
                                                                          2013   1.898       2.403        83,746
                                                                          2012   1.576       1.898        99,343
                                                                          2011   1.734       1.576       111,994
                                                                          2010   1.612       1.734       198,896
                                                                          2009   1.148       1.612       234,362
                                                                          2008   2.013       1.148       205,076
                                                                          2007   1.573       2.013        54,288
                                                                          2006   1.538       1.573        11,913
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.492       2.798        27,528
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.415       2.237       174,745
                                                                          2013   1.882       2.415       244,334
                                                                          2012   1.483       1.882       274,145
                                                                          2011   1.758       1.483       293,862
                                                                          2010   1.536       1.758       273,845
                                                                          2009   1.008       1.536       284,464
                                                                          2008   1.733       1.008       350,405
                                                                          2007   1.783       1.733       455,954
                                                                          2006   1.621       1.783       391,878
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.313       1.412       694,084

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.028       1.313     1,110,883
                                                                               2012   0.914       1.028     1,248,661
                                                                               2011   0.968       0.914     1,444,548
                                                                               2010   0.786       0.968     1,565,945
                                                                               2009   0.633       0.786     1,910,063
                                                                               2008   1.055       0.633     2,234,333
                                                                               2007   1.069       1.055     2,603,622
                                                                               2006   1.015       1.069        75,090
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.158       2.289        26,374
                                                                               2013   1.566       2.158        28,764
                                                                               2012   1.347       1.566        31,101
                                                                               2011   1.385       1.347        27,798
                                                                               2010   1.117       1.385        28,106
                                                                               2009   0.849       1.117        17,952
                                                                               2008   1.410       0.849         7,688
                                                                               2007   1.290       1.410         7,450
                                                                               2006   1.303       1.290         3,980
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.860       1.909        15,710
                                                                               2013   1.423       1.860        20,212
                                                                               2012   1.255       1.423        24,884
                                                                               2011   1.424       1.255        37,632
                                                                               2010   1.215       1.424        35,067
                                                                               2009   0.959       1.215        32,701
                                                                               2008   1.308       0.959        33,631
                                                                               2007   1.347       1.308        34,583
                                                                               2006   1.267       1.347        22,739
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.820       0.778            --
                                                                               2008   1.457       0.820       219,149
                                                                               2007   1.328       1.457       226,896
                                                                               2006   1.347       1.328       237,256
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.315       1.315            --
                                                                               2013   1.239       1.315            --
                                                                               2012   1.034       1.239       686,234
                                                                               2011   1.132       1.034       713,082
                                                                               2010   1.084       1.132     1,030,597
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.225       1.263            --
                                                                               2013   0.965       1.225            --
                                                                               2012   0.843       0.965            --
                                                                               2011   0.988       0.843            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.314       1.311       381,007
                                                                               2013   1.011       1.314       527,810
                                                                               2012   0.874       1.011       671,137
                                                                               2011   0.979       0.874       767,272
                                                                               2010   0.833       0.979       808,209
                                                                               2009   0.672       0.833       988,718
                                                                               2008   0.976       0.672     1,147,027
                                                                               2007   1.026       0.976     1,189,380
                                                                               2006   1.003       1.026       741,932
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.218       2.033       303,740
                                                                               2013   2.380       2.218       587,970
                                                                               2012   2.041       2.380       621,715
                                                                               2011   2.560       2.041       666,462
                                                                               2010   2.111       2.560       722,481
                                                                               2009   1.274       2.111       741,806
                                                                               2008   2.788       1.274       801,949
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.952       1.781         8,558
                                                                               2013   1.669       1.952        17,305
                                                                               2012   1.458       1.669        17,633
                                                                               2011   1.665       1.458        17,088
                                                                               2010   1.524       1.665        16,442
                                                                               2009   1.181       1.524        15,743
                                                                               2008   2.090       1.181        39,421
                                                                               2007   1.995       2.090        34,760
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.057       1.145            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.024       1.057        19,081
                                                                          2011   1.103       1.024        19,086
                                                                          2010   0.915       1.103        12,197
                                                                          2009   0.682       0.915        11,540
                                                                          2008   1.128       0.682        11,546
                                                                          2007   1.276       1.128        12,630
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.321       1.323     1,103,229
                                                                          2013   1.060       1.321     1,329,992
                                                                          2012   0.892       1.060       926,787
                                                                          2011   0.993       0.892     1,062,564
                                                                          2010   0.873       0.993     1,154,149
                                                                          2009   0.637       0.873     1,214,289
                                                                          2008   1.093       0.637     1,323,542
                                                                          2007   1.049       1.093     1,415,023
                                                                          2006   0.996       1.049     1,529,469
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.407       1.424       714,528
                                                                          2013   1.576       1.407       802,309
                                                                          2012   1.470       1.576     1,111,612
                                                                          2011   1.345       1.470     1,284,526
                                                                          2010   1.269       1.345     1,408,517
                                                                          2009   1.094       1.269     1,191,449
                                                                          2008   1.194       1.094     1,291,871
                                                                          2007   1.131       1.194     1,307,647
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.505       1.538     1,766,102
                                                                          2013   1.564       1.505     2,073,473
                                                                          2012   1.460       1.564     2,763,194
                                                                          2011   1.443       1.460     2,932,798
                                                                          2010   1.360       1.443     3,107,915
                                                                          2009   1.223       1.360     2,979,214
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.807       1.970        43,395
                                                                          2013   1.384       1.807        65,478
                                                                          2012   1.277       1.384        92,914
                                                                          2011   1.364       1.277        96,707
                                                                          2010   1.197       1.364       104,618
                                                                          2009   0.985       1.197       104,041
                                                                          2008   1.495       0.985       111,497
                                                                          2007   1.452       1.495       135,176
                                                                          2006   1.354       1.452       143,212
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.170       1.290            --
                                                                          2006   1.114       1.170         1,145
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.813       1.859       247,753
                                                                          2013   1.820       1.813       230,408
                                                                          2012   1.663       1.820       323,670
                                                                          2011   1.636       1.663       399,356
                                                                          2010   1.487       1.636       603,953
                                                                          2009   1.140       1.487       724,439
                                                                          2008   1.302       1.140       729,447
                                                                          2007   1.245       1.302       798,298
                                                                          2006   1.205       1.245       830,888
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.298       1.442     1,037,095
                                                                          2013   0.989       1.298     2,024,355
                                                                          2012   0.855       0.989     2,313,882
                                                                          2011   0.908       0.855     2,559,638
                                                                          2010   0.791       0.908     2,716,093
                                                                          2009   0.682       0.791     3,111,982
                                                                          2008   1.092       0.682     3,365,605
                                                                          2007   1.073       1.092     3,936,256
                                                                          2006   1.001       1.073     2,201,314
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.769       1.925       642,978
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.525       1.598            --
                                                                          2006   1.444       1.525       205,849
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.819       2.027       179,312

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.382       1.819       199,051
                                                                        2012   1.242       1.382       199,874
                                                                        2011   1.264       1.242       213,811
                                                                        2010   1.145       1.264       218,106
                                                                        2009   0.979       1.145       218,125
                                                                        2008   1.593       0.979       196,268
                                                                        2007   1.584       1.593       205,843
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.264       1.325       401,543
                                                                        2013   1.301       1.264       508,711
                                                                        2012   1.235       1.301       871,410
                                                                        2011   1.184       1.235       905,766
                                                                        2010   1.116       1.184       943,826
                                                                        2009   1.041       1.116     1,030,398
                                                                        2008   1.101       1.041       975,529
                                                                        2007   1.058       1.101     1,150,655
                                                                        2006   1.021       1.058     1,433,752
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.556       1.661       214,123
                                                                        2013   1.182       1.556       221,788
                                                                        2012   1.054       1.182       242,504
                                                                        2011   1.180       1.054       254,353
                                                                        2010   1.004       1.180       262,756
                                                                        2009   0.799       1.004       268,297
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.387       1.361     2,673,016
                                                                        2013   1.415       1.387     3,180,372
                                                                        2012   1.443       1.415     3,064,923
                                                                        2011   1.471       1.443     3,627,156
                                                                        2010   1.490       1.471     2,231,502
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.743       0.733            --
                                                                        2008   1.267       0.743        40,035
                                                                        2007   1.293       1.267        40,650
                                                                        2006   1.261       1.293        40,630
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.719       0.749            --
                                                                        2008   1.328       0.719        54,939
                                                                        2007   1.303       1.328        53,615
                                                                        2006   1.288       1.303        48,951
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.146       1.260            --
                                                                        2012   1.010       1.146       382,500
                                                                        2011   1.099       1.010       422,174
                                                                        2010   0.979       1.099       498,641
                                                                        2009   0.820       0.979       499,772
                                                                        2008   1.371       0.820       577,616
                                                                        2007   1.344       1.371       654,213
                                                                        2006   1.313       1.344       665,775
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.839       2.003        19,092
                                                                        2013   1.414       1.839        26,614
                                                                        2012   1.301       1.414        26,143
                                                                        2011   1.369       1.301        26,216
                                                                        2010   1.212       1.369        40,668
                                                                        2009   0.828       1.212        41,773
                                                                        2008   1.557       0.828        41,944
                                                                        2007   1.318       1.557        49,003
                                                                        2006   1.354       1.318        50,352
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.049       2.192        10,699
                                                                        2013   1.525       2.049        51,757
                                                                        2012   1.344       1.525        93,278
                                                                        2011   1.363       1.344        97,472
                                                                        2010   1.245       1.363       101,771
                                                                        2009   0.907       1.245        97,736
                                                                        2008   1.371       0.907       153,981
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.915       0.991            --
                                                                        2010   0.807       0.915            --
                                                                        2009   0.626       0.807            --
                                                                        2008   1.071       0.626            --
                                                                        2007   1.058       1.071       381,370
                                                                        2006   1.002       1.058       310,206
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.279       1.310       192,625

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.250       1.279       202,364
                                                                        2012   1.168       1.250       358,780
                                                                        2011   1.153       1.168        53,510
                                                                        2010   1.069       1.153       115,356
                                                                        2009   0.904       1.069       106,807
                                                                        2008   1.077       0.904       106,814
                                                                        2007   1.040       1.077        66,364
                                                                        2006   1.001       1.040        66,368
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.293       1.331       127,002
                                                                        2013   1.189       1.293       321,532
                                                                        2012   1.088       1.189       135,830
                                                                        2011   1.097       1.088       266,866
                                                                        2010   1.003       1.097       152,972
                                                                        2009   0.827       1.003        28,217
                                                                        2008   1.076       0.827        28,218
                                                                        2007   1.047       1.076            --
                                                                        2006   1.002       1.047            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.289       1.328       779,443
                                                                        2013   1.114       1.289       899,489
                                                                        2012   1.004       1.114     1,290,242
                                                                        2011   1.038       1.004     1,237,300
                                                                        2010   0.935       1.038     1,343,703
                                                                        2009   0.753       0.935       436,146
                                                                        2008   1.076       0.753        71,234
                                                                        2007   1.052       1.076        63,692
                                                                        2006   1.002       1.052        54,913
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.270       1.310       479,520
                                                                        2013   1.041       1.270       518,909
                                                                        2012   0.920       1.041       548,994
                                                                        2011   0.975       0.920       598,497
                                                                        2010   0.867       0.975       624,258
                                                                        2009   0.685       0.867       652,089
                                                                        2008   1.076       0.685       685,679
                                                                        2007   1.057       1.076       405,855
                                                                        2006   1.002       1.057       420,386
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.796       1.992       272,408
                                                                        2013   1.390       1.796       283,572
                                                                        2012   1.228       1.390       296,296
                                                                        2011   1.232       1.228       400,298
                                                                        2010   1.098       1.232       465,402
                                                                        2009   0.894       1.098     1,067,655
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.625       1.728     1,178,140
                                                                        2013   1.395       1.625     1,889,654
                                                                        2012   1.278       1.395     2,141,389
                                                                        2011   1.275       1.278     2,453,743
                                                                        2010   1.183       1.275     2,626,582
                                                                        2009   1.019       1.183     2,736,800
                                                                        2008   1.338       1.019     2,991,449
                                                                        2007   1.310       1.338     3,074,637
                                                                        2006   1.228       1.310     3,009,252
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.106       2.289            --
                                                                        2013   1.582       2.106            --
                                                                        2012   1.383       1.582            --
                                                                        2011   1.398       1.383            --
                                                                        2010   1.280       1.398            --
                                                                        2009   1.080       1.280            --
                                                                        2008   1.466       1.080            --
                                                                        2007   1.389       1.466       326,794
                                                                        2006   1.260       1.389       302,482
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.597       1.705       159,415
                                                                        2013   1.174       1.597       162,293
                                                                        2012   1.009       1.174       163,276
                                                                        2011   1.042       1.009       191,755
                                                                        2010   0.911       1.042       205,240
                                                                        2009   0.649       0.911       196,984
                                                                        2008   1.141       0.649       153,080
                                                                        2007   1.066       1.141        97,470
                                                                        2006   0.998       1.066        65,194

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.389
                                                                                           2013   1.404
                                                                                           2012   1.287
                                                                                           2011   1.272
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.570
                                                                                           2013   1.200
                                                                                           2012   1.087
                                                                                           2011   1.232
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.105
                                                                                           2006   1.119
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.182
                                                                                           2008   1.150
                                                                                           2007   1.079
                                                                                           2006   1.059
                                                                                           2005   1.054
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.855
                                                                                           2006   1.481
                                                                                           2005   1.346
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.849
                                                                                           2006   1.607
                                                                                           2005   1.531
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.267
                                                                                           2005   1.188
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.251
                                                                                           2005   1.221
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.251
                                                                                           2005   1.174
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.035
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.032
                                                                                           2005   1.039
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.361
                                                                                           2005   1.239
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.281
                                                                                           2005   1.267
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.191
                                                                                           2005   1.180
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.167
                                                                                           2005   1.118
 Travelers Mondrian International Stock Subaccount (5/00)................................. 2006   1.413
                                                                                           2005   1.316
 Travelers Pioneer Fund Subaccount (5/03)................................................. 2006   1.277
                                                                                           2005   1.229
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 2006   1.060
                                                                                           2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 2006   1.194



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.434       450,444
                                                                                           1.389       493,608
                                                                                           1.404       500,403
                                                                                           1.287       538,737
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.699     1,373,298
                                                                                           1.570     1,880,049
                                                                                           1.200     2,233,898
                                                                                           1.087     2,730,684
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.126            --
                                                                                           1.105     1,235,931
                                                                                           1.119     1,173,904
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.220            --
                                                                                           1.182     2,899,826
                                                                                           1.150     3,051,036
                                                                                           1.079     2,990,131
                                                                                           1.059     2,975,492
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.006            --
                                                                                           1.855        21,065
                                                                                           1.481        21,068
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.972            --
                                                                                           1.849       245,346
                                                                                           1.607       230,092
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.347            --
                                                                                           1.267       237,282
 Travelers Equity Income Subaccount (11/99)............................................... 1.313            --
                                                                                           1.251       824,943
 Travelers Large Cap Subaccount (11/99)................................................... 1.288            --
                                                                                           1.251        51,576
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.142            --
                                                                                           1.075       224,869
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.031            --
                                                                                           1.028        60,029
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.080            --
                                                                                           1.044        37,869
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.107            --
                                                                                           1.063       125,996
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.054            --
                                                                                           1.035            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.021            --
                                                                                           1.032     1,601,341
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.444            --
                                                                                           1.361       204,476
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.354            --
                                                                                           1.281        55,570
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.228            --
                                                                                           1.191     3,076,181
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.260            --
                                                                                           1.167       231,351
 Travelers Mondrian International Stock Subaccount (5/00)................................. 1.621            --
                                                                                           1.413       384,216
 Travelers Pioneer Fund Subaccount (5/03)................................................. 1.354            --
                                                                                           1.277       199,926
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 1.114            --
                                                                                           1.060            --
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 1.205            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.174       1.194      666,469
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.208       1.260           --
                                                                          2005   1.208       1.208       76,057
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303           --
                                                                          2005   1.000       1.133        2,946
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.267           --
                                                                          2005   1.000       1.106        2,986
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.216       1.261           --
                                                                          2005   1.150       1.216       42,957



                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.537       0.768            --
                                                                         2007   1.340       1.537        21,973
                                                                         2006   1.329       1.340        22,661
                                                                         2005   1.257       1.329        32,908
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.391       1.452            --
                                                                         2005   1.356       1.391        52,007
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334            --
                                                                         2005   1.217       1.370       104,732
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712       116,572
                                                                         2013   2.136       2.704       167,480
                                                                         2012   1.778       2.136       267,228
                                                                         2011   1.991       1.778       326,492
                                                                         2010   1.818       1.991       496,427
                                                                         2009   1.303       1.818       568,754
                                                                         2008   2.158       1.303       585,001
                                                                         2007   1.917       2.158       546,193
                                                                         2006   1.624       1.917       673,510
                                                                         2005   1.452       1.624       620,985
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.323       2.471       755,601
                                                                         2013   1.822       2.323       968,899
                                                                         2012   1.577       1.822     1,180,026
                                                                         2011   1.680       1.577     1,338,099
                                                                         2010   1.444       1.680     1,580,376
                                                                         2009   1.057       1.444     1,769,843
                                                                         2008   1.925       1.057     1,967,352
                                                                         2007   1.748       1.925     2,263,556
                                                                         2006   1.618       1.748     2,558,407
                                                                         2005   1.420       1.618     2,623,671
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   2.042       2.214       807,371
                                                                         2013   1.560       2.042     1,045,269
                                                                         2012   1.355       1.560     1,318,354
                                                                         2011   1.408       1.355     1,609,927
                                                                         2010   1.289       1.408     1,874,223
                                                                         2009   1.002       1.289     2,027,763
                                                                         2008   1.645       1.002     2,178,947
                                                                         2007   1.598       1.645     2,469,648
                                                                         2006   1.415       1.598     2,652,459
                                                                         2005   1.364       1.415     2,780,088
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   1.610       1.591            --
                                                                         2005   1.389       1.610       108,294
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................... 2006   1.787       2.323            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2005   1.701       1.787        51,519
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410            --
                                                                              2005   1.202       1.298        24,867
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442            --
                                                                              2005   1.200       1.295            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678       124,271
                                                                              2013   1.901       2.444       216,542
                                                                              2012   1.668       1.901       275,611
                                                                              2011   1.747       1.668       400,847
                                                                              2010   1.522       1.747       428,926
                                                                              2009   1.145       1.522       450,704
                                                                              2008   2.035       1.145       499,267
                                                                              2007   1.767       2.035       444,740
                                                                              2006   1.615       1.767       419,747
                                                                              2005   1.410       1.615       404,405
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.142       3.266        61,357
                                                                              2013   2.359       3.142        81,777
                                                                              2012   2.101       2.359       168,155
                                                                              2011   2.405       2.101       253,032
                                                                              2010   1.908       2.405       259,296
                                                                              2009   1.393       1.908       269,311
                                                                              2008   2.353       1.393       277,225
                                                                              2007   2.082       2.353       329,854
                                                                              2006   1.889       2.082       345,497
                                                                              2005   1.633       1.889       490,035
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.548       1.587        67,551
                                                                              2013   1.386       1.548       131,887
                                                                              2012   1.255       1.386       136,842
                                                                              2011   1.250       1.255       142,048
                                                                              2010   1.132       1.250       206,531
                                                                              2009   0.852       1.132       190,576
                                                                              2008   1.236       0.852       189,821
                                                                              2007   1.215       1.236       199,445
                                                                              2006   1.048       1.215       173,553
                                                                              2005   1.000       1.048            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.459       1.693            --
                                                                              2005   1.347       1.459       532,076
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.314       2.438        62,312
                                                                              2013   1.709       2.314        73,671
                                                                              2012   1.573       1.709        90,350
                                                                              2011   1.686       1.573       115,122
                                                                              2010   1.348       1.686       124,950
                                                                              2009   0.958       1.348       131,379
                                                                              2008   1.699       0.958       132,919
                                                                              2007   1.558       1.699       143,040
                                                                              2006   1.463       1.558       192,908
                                                                              2005   1.424       1.463       208,273
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.490       3.171            --
                                                                              2007   2.765       3.490        97,287
                                                                              2006   2.202       2.765        78,000
                                                                              2005   1.763       2.202        93,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.211       1.926        81,013
                                                                              2013   1.834       2.211       102,270
                                                                              2012   1.583       1.834       184,226
                                                                              2011   1.807       1.583       218,943
                                                                              2010   1.700       1.807       254,343
                                                                              2009   1.266       1.700       263,360
                                                                              2008   2.166       1.266       269,485
                                                                              2007   1.914       2.166       346,313
                                                                              2006   1.608       1.914       409,605
                                                                              2005   1.489       1.608       363,409
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.535       1.833            --
                                                                              2005   1.438       1.535        82,507

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.060       3.367         3,585
                                                                                   2013   2.364       3.060        38,513
                                                                                   2012   2.062       2.364        38,515
                                                                                   2011   2.139       2.062        85,340
                                                                                   2010   1.738       2.139        91,616
                                                                                   2009   1.228       1.738       108,772
                                                                                   2008   2.231       1.228       109,176
                                                                                   2007   1.870       2.231       110,258
                                                                                   2006   1.684       1.870       110,667
                                                                                   2005   1.533       1.684       105,346
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708            --
                                                                                   2005   1.498       1.527       185,107
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
                                                                                   2006   1.328       1.397        43,087
                                                                                   2005   1.274       1.328        43,087
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       260,348
                                                                                   2008   1.627       0.936       266,359
                                                                                   2007   1.582       1.627       514,303
                                                                                   2006   1.401       1.582       415,144
                                                                                   2005   1.341       1.401       405,706
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959       222,470
                                                                                   2013   1.731       2.507       551,160
                                                                                   2012   1.488       1.731       702,672
                                                                                   2011   1.481       1.488       982,507
                                                                                   2010   1.209       1.481     1,073,899
                                                                                   2009   0.916       1.209     1,146,181
                                                                                   2008   1.569       0.916     1,218,795
                                                                                   2007   1.577       1.569     1,522,176
                                                                                   2006   1.479       1.577     1,689,670
                                                                                   2005   1.351       1.479     1,968,918
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.965       1.973            --
                                                                                   2013   1.517       1.965       323,845
                                                                                   2012   1.346       1.517       422,482
                                                                                   2011   1.464       1.346       500,765
                                                                                   2010   1.281       1.464       541,144
                                                                                   2009   1.010       1.281       580,428
                                                                                   2008   1.625       1.010       614,275
                                                                                   2007   1.637       1.625       751,038
                                                                                   2006   1.430       1.637       644,776
                                                                                   2005   1.392       1.430       696,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.073       2.256       349,257
                                                                                   2013   1.627       2.073       467,486
                                                                                   2012   1.432       1.627       578,072
                                                                                   2011   1.424       1.432       709,638
                                                                                   2010   1.289       1.424       776,702
                                                                                   2009   1.077       1.289       828,892
                                                                                   2008   1.555       1.077       787,380
                                                                                   2007   1.463       1.555       977,846
                                                                                   2006   1.300       1.463     1,057,241
                                                                                   2005   1.272       1.300     1,168,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.011       0.993            --
                                                                                   2008   1.461       1.011       122,786
                                                                                   2007   1.465       1.461       146,664
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.289       1.360            --
                                                                                   2010   1.167       1.289     2,896,354
                                                                                   2009   0.849       1.167     3,080,174
                                                                                   2008   1.497       0.849     3,491,265
                                                                                   2007   1.500       1.497     4,036,762
                                                                                   2006   1.347       1.500     4,329,793
                                                                                   2005   1.305       1.347     4,789,224
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.281       1.390            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.168       1.281        43,424
                                                                                  2009   0.976       1.168        43,453
                                                                                  2008   1.394       0.976        48,571
                                                                                  2007   1.336       1.394        48,606
                                                                                  2006   1.156       1.336        48,632
                                                                                  2005   1.181       1.156        49,847
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090        10,285
                                                                                  2013   1.520       1.877        13,545
                                                                                  2012   1.358       1.520        13,553
                                                                                  2011   1.385       1.358        29,224
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876        60,178
                                                                                  2013   1.369       1.687        95,743
                                                                                  2012   1.225       1.369       242,901
                                                                                  2011   1.160       1.225       299,669
                                                                                  2010   1.055       1.160       494,258
                                                                                  2009   0.878       1.055       585,437
                                                                                  2008   1.377       0.878     1,000,452
                                                                                  2007   1.334       1.377     1,171,876
                                                                                  2006   1.231       1.334     1,250,551
                                                                                  2005   1.205       1.231     1,297,692
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353        82,686
                                                                                  2013   1.559       2.106       121,037
                                                                                  2012   1.321       1.559       125,489
                                                                                  2011   1.357       1.321       153,103
                                                                                  2010   1.260       1.357       157,230
                                                                                  2009   0.903       1.260       174,642
                                                                                  2008   1.469       0.903       185,729
                                                                                  2007   1.424       1.469       332,537
                                                                                  2006   1.388       1.424       419,425
                                                                                  2005   1.346       1.388       464,076
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287       109,490
                                                                                  2013   1.609       2.088       110,414
                                                                                  2012   1.410       1.609       167,667
                                                                                  2011   1.370       1.410       172,564
                                                                                  2010   1.277       1.370       206,094
                                                                                  2009   1.046       1.277       209,459
                                                                                  2008   1.658       1.046       223,704
                                                                                  2007   1.628       1.658       253,891
                                                                                  2006   1.405       1.628       231,247
                                                                                  2005   1.345       1.405       244,928
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.511       2.661        69,041
                                                                                  2013   1.865       2.511        68,325
                                                                                  2012   1.614       1.865       104,573
                                                                                  2011   1.714       1.614       105,548
                                                                                  2010   1.427       1.714       108,729
                                                                                  2009   1.070       1.427       118,171
                                                                                  2008   1.687       1.070       128,844
                                                                                  2007   1.607       1.687       250,439
                                                                                  2006   1.428       1.607       261,845
                                                                                  2005   1.345       1.428       398,914
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341        72,904
                                                                                  2013   2.272       3.275        74,682
                                                                                  2012   1.941       2.272        88,611
                                                                                  2011   1.953       1.941       105,501
                                                                                  2010   1.592       1.953       109,303
                                                                                  2009   1.137       1.592       117,268
                                                                                  2008   1.957       1.137       125,188
                                                                                  2007   1.815       1.957       227,745
                                                                                  2006   1.642       1.815       100,852
                                                                                  2005   1.597       1.642        99,006
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924            --
                                                                                  2008   1.551       0.950       240,557
                                                                                  2007   1.509       1.551       262,292
                                                                                  2006   1.337       1.509       268,238
                                                                                  2005   1.308       1.337       283,325
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.421       1.443            --
                                                                                  2006   1.291       1.421       149,235
                                                                                  2005   1.272       1.291       175,226

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.895       0.958        34,947
                                                                                      2009   0.777       0.895        53,214
                                                                                      2008   1.006       0.777        76,954
                                                                                      2007   1.013       1.006        83,479
                                                                                      2006   0.993       1.013        85,099
                                                                                      2005   0.989       0.993        85,790
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.301       1.325            --
                                                                                      2010   1.190       1.301       254,872
                                                                                      2009   1.018       1.190       286,003
                                                                                      2008   1.202       1.018       300,701
                                                                                      2007   1.202       1.202       308,150
                                                                                      2006   1.164       1.202       305,999
                                                                                      2005   1.158       1.164       301,636
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.239       2.187       237,722
                                                                                      2013   2.091       2.239       312,339
                                                                                      2012   1.810       2.091       426,059
                                                                                      2011   1.803       1.810       473,345
                                                                                      2010   1.578       1.803       530,748
                                                                                      2009   1.006       1.578       570,467
                                                                                      2008   1.466       1.006       584,823
                                                                                      2007   1.491       1.466       638,240
                                                                                      2006   1.371       1.491       685,810
                                                                                      2005   1.363       1.371       692,777
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.024       1.017            --
                                                                                      2009   1.042       1.024     1,025,313
                                                                                      2008   1.037       1.042     1,303,252
                                                                                      2007   1.008       1.037       899,817
                                                                                      2006   0.983       1.008       886,641
                                                                                      2005   0.975       0.983       784,681
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.640       1.718            --
                                                                                      2006   1.417       1.640       260,923
                                                                                      2005   1.389       1.417       270,363
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.749       1.864            --
                                                                                      2006   1.580       1.749       140,991
                                                                                      2005   1.537       1.580       131,036
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.592       1.653            --
                                                                                      2006   1.385       1.592       412,477
                                                                                      2005   1.369       1.385       383,591
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.780       1.960            --
                                                                                      2006   1.618       1.780       333,170
                                                                                      2005   1.525       1.618       358,455
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.027       1.145        39,304
                                                                                      2013   1.010       1.027        66,281
                                                                                      2012   0.816       1.010        70,885
                                                                                      2011   0.879       0.816        98,524
                                                                                      2010   0.771       0.879       125,550
                                                                                      2009   0.582       0.771       111,581
                                                                                      2008   1.016       0.582       121,205
                                                                                      2007   1.217       1.016       126,435
                                                                                      2006   1.003       1.217       149,294
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.476       2.575            --
                                                                                      2013   1.956       2.476        26,774
                                                                                      2012   1.625       1.956        22,062
                                                                                      2011   1.789       1.625        24,670
                                                                                      2010   1.664       1.789        53,149
                                                                                      2009   1.185       1.664        76,064
                                                                                      2008   2.080       1.185        58,172
                                                                                      2007   1.626       2.080         8,148
                                                                                      2006   1.591       1.626       113,033
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.567       2.881        15,746

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.616       2.423        88,641
                                                                               2013   2.040       2.616       137,455
                                                                               2012   1.608       2.040       130,024
                                                                               2011   1.907       1.608       193,217
                                                                               2010   1.668       1.907       178,839
                                                                               2009   1.094       1.668       209,241
                                                                               2008   1.883       1.094       182,934
                                                                               2007   1.938       1.883       186,375
                                                                               2006   1.764       1.938       192,080
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.308       1.406       214,826
                                                                               2013   1.024       1.308       217,967
                                                                               2012   0.911       1.024       201,731
                                                                               2011   0.965       0.911       252,736
                                                                               2010   0.785       0.965       291,491
                                                                               2009   0.633       0.785       316,815
                                                                               2008   1.054       0.633       367,579
                                                                               2007   1.069       1.054       485,181
                                                                               2006   1.015       1.069            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.149       2.278         2,144
                                                                               2013   1.560       2.149         2,145
                                                                               2012   1.343       1.560         2,147
                                                                               2011   1.382       1.343         2,148
                                                                               2010   1.114       1.382         2,149
                                                                               2009   0.847       1.114         2,430
                                                                               2008   1.408       0.847           710
                                                                               2007   1.289       1.408            --
                                                                               2006   1.303       1.289            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.852       1.900            --
                                                                               2013   1.418       1.852            --
                                                                               2012   1.251       1.418            --
                                                                               2011   1.420       1.251            --
                                                                               2010   1.212       1.420            --
                                                                               2009   0.958       1.212            --
                                                                               2008   1.307       0.958            --
                                                                               2007   1.346       1.307            --
                                                                               2006   1.266       1.346            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
                                                                               2006   1.450       1.429        50,274
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       211,158
                                                                               2011   1.227       1.121       235,577
                                                                               2010   1.176       1.227       254,296
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
                                                                               2006   1.003       1.026       286,299
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.519       2.308        43,386
                                                                               2013   2.704       2.519        44,753
                                                                               2012   2.321       2.704        56,245
                                                                               2011   2.912       2.321        69,258
                                                                               2010   2.403       2.912        83,785
                                                                               2009   1.451       2.403        96,785
                                                                               2008   3.176       1.451       120,301
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879       114,785

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.762       2.060       126,244
                                                                          2012   1.541       1.762       128,312
                                                                          2011   1.760       1.541       135,747
                                                                          2010   1.612       1.760       171,286
                                                                          2009   1.250       1.612       209,067
                                                                          2008   2.213       1.250       236,538
                                                                          2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.053       1.140            --
                                                                          2012   1.021       1.053         1,925
                                                                          2011   1.100       1.021         1,926
                                                                          2010   0.913       1.100        42,628
                                                                          2009   0.681       0.913        40,700
                                                                          2008   1.126       0.681        26,487
                                                                          2007   1.274       1.126        25,543
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318       168,375
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
                                                                          2006   0.996       1.048       144,015
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
                                                                          2006   1.453       1.559        10,758
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
                                                                          2006   1.114       1.169        17,457
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
                                                                          2006   1.317       1.360         7,460
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.293       1.435       317,652
                                                                          2013   0.986       1.293       446,108
                                                                          2012   0.853       0.986       516,164
                                                                          2011   0.906       0.853       733,645
                                                                          2010   0.790       0.906       810,324
                                                                          2009   0.681       0.790       950,292
                                                                          2008   1.091       0.681       965,887
                                                                          2007   1.073       1.091     1,205,286
                                                                          2006   1.001       1.073       772,130
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.975       2.149       265,193
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.615       1.691            --
                                                                          2006   1.529       1.615        35,632
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.919       2.137        98,974

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.459       1.919        98,931
                                                                        2012   1.312       1.459        59,013
                                                                        2011   1.335       1.312        21,417
                                                                        2010   1.210       1.335        32,564
                                                                        2009   1.036       1.210        37,638
                                                                        2008   1.685       1.036        26,990
                                                                        2007   1.677       1.685        32,213
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.317       1.380       265,476
                                                                        2013   1.356       1.317       335,083
                                                                        2012   1.288       1.356       344,387
                                                                        2011   1.235       1.288       398,260
                                                                        2010   1.165       1.235       403,645
                                                                        2009   1.087       1.165       402,977
                                                                        2008   1.150       1.087       388,128
                                                                        2007   1.106       1.150       378,055
                                                                        2006   1.068       1.106       390,131
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.510       1.481       154,592
                                                                        2013   1.541       1.510        69,072
                                                                        2012   1.572       1.541       218,551
                                                                        2011   1.604       1.572       383,591
                                                                        2010   1.625       1.604       379,836
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.780       0.770            --
                                                                        2008   1.332       0.780        26,218
                                                                        2007   1.360       1.332        26,623
                                                                        2006   1.327       1.360        22,159
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785            --
                                                                        2008   1.393       0.753       134,494
                                                                        2007   1.367       1.393       181,012
                                                                        2006   1.352       1.367       201,565
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364            --
                                                                        2012   1.095       1.241       438,125
                                                                        2011   1.191       1.095       516,364
                                                                        2010   1.062       1.191       563,216
                                                                        2009   0.890       1.062       644,505
                                                                        2008   1.489       0.890       708,245
                                                                        2007   1.459       1.489       839,374
                                                                        2006   1.426       1.459       876,963
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302       219,051
                                                                        2013   1.627       2.115       237,689
                                                                        2012   1.497       1.627       329,162
                                                                        2011   1.577       1.497       349,891
                                                                        2010   1.396       1.577       419,868
                                                                        2009   0.955       1.396       441,995
                                                                        2008   1.795       0.955       412,754
                                                                        2007   1.521       1.795       421,462
                                                                        2006   1.562       1.521       395,173
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340         8,738
                                                                        2013   1.630       2.189         8,938
                                                                        2012   1.436       1.630        12,085
                                                                        2011   1.458       1.436        13,054
                                                                        2010   1.332       1.458        15,268
                                                                        2009   0.971       1.332        15,727
                                                                        2008   1.468       0.971        19,318
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.913       0.988            --
                                                                        2010   0.805       0.913       368,690
                                                                        2009   0.625       0.805        59,859
                                                                        2008   1.070       0.625        65,506
                                                                        2007   1.057       1.070        72,518
                                                                        2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.274       1.305            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.246
                                                                                           2012   1.165
                                                                                           2011   1.151
                                                                                           2010   1.067
                                                                                           2009   0.903
                                                                                           2008   1.076
                                                                                           2007   1.040
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.288
                                                                                           2013   1.185
                                                                                           2012   1.084
                                                                                           2011   1.095
                                                                                           2010   1.001
                                                                                           2009   0.826
                                                                                           2008   1.075
                                                                                           2007   1.046
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.285
                                                                                           2013   1.111
                                                                                           2012   1.001
                                                                                           2011   1.035
                                                                                           2010   0.933
                                                                                           2009   0.752
                                                                                           2008   1.076
                                                                                           2007   1.052
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.265
                                                                                           2013   1.038
                                                                                           2012   0.918
                                                                                           2011   0.973
                                                                                           2010   0.865
                                                                                           2009   0.684
                                                                                           2008   1.075
                                                                                           2007   1.057
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.687
                                                                                           2013   1.449
                                                                                           2012   1.328
                                                                                           2011   1.326
                                                                                           2010   1.231
                                                                                           2009   1.061
                                                                                           2008   1.393
                                                                                           2007   1.365
                                                                                           2006   1.280
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.090
                                                                                           2013   1.571
                                                                                           2012   1.374
                                                                                           2011   1.390
                                                                                           2010   1.272
                                                                                           2009   1.074
                                                                                           2008   1.463
                                                                                           2007   1.387
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.255
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.274            --
                                                                                           1.246            --
                                                                                           1.165            --
                                                                                           1.151            --
                                                                                           1.067            --
                                                                                           0.903            --
                                                                                           1.076            --
                                                                                           1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.325            --
                                                                                           1.288            --
                                                                                           1.185            --
                                                                                           1.084            --
                                                                                           1.095       153,355
                                                                                           1.001       171,710
                                                                                           0.826       173,118
                                                                                           1.075        25,057
                                                                                           1.046        26,488
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.323       369,997
                                                                                           1.285       784,675
                                                                                           1.111       531,953
                                                                                           1.001       801,844
                                                                                           1.035     1,009,157
                                                                                           0.933       579,908
                                                                                           0.752       438,422
                                                                                           1.076       445,185
                                                                                           1.052       329,787
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.304        40,479
                                                                                           1.265        41,926
                                                                                           1.038       439,928
                                                                                           0.918       561,172
                                                                                           0.973       602,177
                                                                                           0.865       628,954
                                                                                           0.684       673,543
                                                                                           1.075       319,705
                                                                                           1.057       258,637
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.793       421,358
                                                                                           1.687       511,819
                                                                                           1.449       960,755
                                                                                           1.328     1,038,186
                                                                                           1.326     1,178,593
                                                                                           1.231     1,314,384
                                                                                           1.061     1,392,780
                                                                                           1.393     1,777,234
                                                                                           1.365     1,839,360
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.270            --
                                                                                           2.090            --
                                                                                           1.571            --
                                                                                           1.374            --
                                                                                           1.390            --
                                                                                           1.272            --
                                                                                           1.074            --
                                                                                           1.463       331,646
                                                                                           1.387       299,953
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.226            --
                                                                                           1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.698         5,524
                                                                                           1.591         8,308
                                                                                           1.170        12,078
                                                                                           1.006        83,098
                                                                                           1.040        93,013
                                                                                           0.909       104,772
                                                                                           0.648       109,471
                                                                                           1.140       110,938
                                                                                           1.066       130,654
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.491        67,909
                                                                                           1.445       125,729
                                                                                           1.462       133,538
                                                                                           1.341       238,433

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.727       1.868     1,386,269
                                                                                     2013   1.321       1.727     1,923,103
                                                                                     2012   1.197       1.321     2,172,045
                                                                                     2011   1.357       1.197     2,576,853
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.121            --
                                                                                     2006   1.115       1.101       333,054
                                                                                     2005   1.114       1.115       356,353
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.199       1.237            --
                                                                                     2008   1.167       1.199     1,729,338
                                                                                     2007   1.095       1.167     1,803,314
                                                                                     2006   1.076       1.095     2,075,298
                                                                                     2005   1.071       1.076     2,289,666
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.965       2.124            --
                                                                                     2006   1.569       1.965       223,458
                                                                                     2005   1.427       1.569       268,764
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.138       2.281            --
                                                                                     2006   1.860       2.138       185,531
                                                                                     2005   1.773       1.860       180,260
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.364       1.450            --
                                                                                     2005   1.279       1.364        50,544
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.359       1.426            --
                                                                                     2005   1.327       1.359       885,053
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352            --
                                                                                     2005   1.233       1.314       123,225
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.141            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062       157,445
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054            --
                                                                                     2005   1.000       1.035         7,235
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.080       1.068            --
                                                                                     2005   1.087       1.080       357,710
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442        37,711
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478       401,894
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242     1,983,237
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166       323,762
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537       192,449
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372         8,791
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114            --
                                                                                     2005   1.000       1.060        17,457
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317            --
                                                                                     2005   1.285       1.306         3,188
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418            --
                                                                                     2005   1.361       1.361        67,802

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303           --
                                                                          2005   1.000       1.133           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266           --
                                                                          2005   1.000       1.105           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.280       1.327           --
                                                                          2005   1.211       1.280        9,882



                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.428       1.361             --
                                                                            2007   1.247       1.428        114,349
                                                                            2006   1.237       1.247        117,674
                                                                            2005   1.170       1.237         97,729
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.251       1.305             --
                                                                            2005   1.220       1.251        456,774
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.305       1.271             --
                                                                            2005   1.160       1.305        357,360
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.448       2.454      1,446,716
                                                                            2013   1.934       2.448      1,773,403
                                                                            2012   1.611       1.934      2,081,638
                                                                            2011   1.805       1.611      2,470,013
                                                                            2010   1.649       1.805      2,727,807
                                                                            2009   1.182       1.649      2,980,480
                                                                            2008   1.959       1.182      3,286,725
                                                                            2007   1.741       1.959      3,748,499
                                                                            2006   1.476       1.741      3,692,166
                                                                            2005   1.320       1.476      3,228,487
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.062       2.192      3,286,750
                                                                            2013   1.618       2.062      4,948,609
                                                                            2012   1.401       1.618      5,898,227
                                                                            2011   1.494       1.401      6,755,419
                                                                            2010   1.285       1.494      7,499,647
                                                                            2009   0.941       1.285      8,257,041
                                                                            2008   1.714       0.941      9,090,129
                                                                            2007   1.557       1.714      9,982,768
                                                                            2006   1.442       1.557     10,926,014
                                                                            2005   1.266       1.442      9,986,598
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.848       2.003      3,752,809
                                                                            2013   1.413       1.848      5,774,390
                                                                            2012   1.228       1.413      7,071,906
                                                                            2011   1.276       1.228      8,792,530
                                                                            2010   1.169       1.276      9,446,905
                                                                            2009   0.909       1.169     10,102,320
                                                                            2008   1.493       0.909     10,710,178
                                                                            2007   1.451       1.493     12,558,651
                                                                            2006   1.286       1.451     13,338,265
                                                                            2005   1.240       1.286     12,211,884
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.553       1.534             --
                                                                            2005   1.341       1.553         15,582
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.545       2.008             --
                                                                            2005   1.471       1.545         88,607
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.297       1.408             --
                                                                            2005   1.201       1.297         98,499

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440            --
                                                                              2005   1.199       1.294       510,788
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.224       2.436       973,223
                                                                              2013   1.731       2.224     1,339,383
                                                                              2012   1.519       1.731     1,553,382
                                                                              2011   1.593       1.519     1,692,957
                                                                              2010   1.388       1.593     1,795,756
                                                                              2009   1.044       1.388     2,079,031
                                                                              2008   1.858       1.044     2,210,809
                                                                              2007   1.614       1.858     2,240,558
                                                                              2006   1.476       1.614     2,306,693
                                                                              2005   1.289       1.476     2,185,064
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.803       2.912       480,449
                                                                              2013   2.106       2.803       751,849
                                                                              2012   1.876       2.106       868,870
                                                                              2011   2.148       1.876       982,996
                                                                              2010   1.705       2.148     1,145,019
                                                                              2009   1.246       1.705     1,185,697
                                                                              2008   2.105       1.246     1,301,855
                                                                              2007   1.863       2.105     1,378,564
                                                                              2006   1.692       1.863     1,465,870
                                                                              2005   1.463       1.692     1,283,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.541       1.579     1,002,722
                                                                              2013   1.380       1.541     1,165,197
                                                                              2012   1.251       1.380     1,279,708
                                                                              2011   1.247       1.251     1,311,827
                                                                              2010   1.130       1.247     1,346,056
                                                                              2009   0.850       1.130     1,337,708
                                                                              2008   1.234       0.850     1,502,191
                                                                              2007   1.214       1.234     2,139,957
                                                                              2006   1.048       1.214     1,753,408
                                                                              2005   1.000       1.048       692,069
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.336       1.549            --
                                                                              2005   1.233       1.336     1,676,368
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.107       2.219       131,096
                                                                              2013   1.557       2.107       202,131
                                                                              2012   1.434       1.557       224,709
                                                                              2011   1.537       1.434       253,898
                                                                              2010   1.230       1.537       325,492
                                                                              2009   0.874       1.230       393,782
                                                                              2008   1.552       0.874       420,984
                                                                              2007   1.424       1.552       471,727
                                                                              2006   1.337       1.424       545,220
                                                                              2005   1.302       1.337       677,799
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.050       2.771            --
                                                                              2007   2.418       3.050       972,084
                                                                              2006   1.927       2.418     1,024,769
                                                                              2005   1.543       1.927       869,773
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.018       1.757       788,045
                                                                              2013   1.675       2.018     1,035,143
                                                                              2012   1.446       1.675     1,313,538
                                                                              2011   1.652       1.446     1,714,756
                                                                              2010   1.555       1.652     1,965,658
                                                                              2009   1.158       1.555     2,242,157
                                                                              2008   1.983       1.158     2,456,722
                                                                              2007   1.753       1.983     2,787,846
                                                                              2006   1.474       1.753     3,046,408
                                                                              2005   1.365       1.474     2,665,780
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.408       1.680            --
                                                                              2005   1.320       1.408     1,051,123
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.678       2.944        72,204

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.070       2.678         86,726
                                                                                   2012   1.806       2.070        115,822
                                                                                   2011   1.874       1.806        139,296
                                                                                   2010   1.524       1.874        137,888
                                                                                   2009   1.077       1.524        133,187
                                                                                   2008   1.958       1.077        189,349
                                                                                   2007   1.642       1.958        149,286
                                                                                   2006   1.479       1.642        215,921
                                                                                   2005   1.348       1.479        232,937
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.345       1.504             --
                                                                                   2005   1.320       1.345        468,804
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.271       1.351             --
                                                                                   2006   1.209       1.271        140,706
                                                                                   2005   1.160       1.209        141,356
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.015       1.074             --
                                                                                   2009   0.857       1.015      2,834,764
                                                                                   2008   1.491       0.857      3,005,508
                                                                                   2007   1.451       1.491      3,249,742
                                                                                   2006   1.286       1.451      3,225,489
                                                                                   2005   1.232       1.286      2,970,439
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.261       2.666        839,406
                                                                                   2013   1.561       2.261      1,123,813
                                                                                   2012   1.343       1.561      1,414,141
                                                                                   2011   1.337       1.343      1,718,101
                                                                                   2010   1.092       1.337      2,012,879
                                                                                   2009   0.828       1.092      2,299,588
                                                                                   2008   1.419       0.828      2,555,974
                                                                                   2007   1.427       1.419      2,810,277
                                                                                   2006   1.338       1.427      3,158,674
                                                                                   2005   1.224       1.338      3,150,780
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.741       1.748             --
                                                                                   2013   1.345       1.741        838,602
                                                                                   2012   1.194       1.345      1,253,069
                                                                                   2011   1.299       1.194      1,527,578
                                                                                   2010   1.137       1.299      1,656,665
                                                                                   2009   0.897       1.137      1,905,822
                                                                                   2008   1.444       0.897      2,134,740
                                                                                   2007   1.456       1.444      2,348,601
                                                                                   2006   1.272       1.456      2,163,917
                                                                                   2005   1.239       1.272      2,349,100
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.937       2.106      1,042,357
                                                                                   2013   1.520       1.937      1,537,120
                                                                                   2012   1.339       1.520      1,760,293
                                                                                   2011   1.332       1.339      2,134,710
                                                                                   2010   1.207       1.332      2,329,716
                                                                                   2009   1.009       1.207      2,488,865
                                                                                   2008   1.457       1.009      1,539,896
                                                                                   2007   1.371       1.457      1,749,041
                                                                                   2006   1.219       1.371      1,896,711
                                                                                   2005   1.193       1.219      1,881,108
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.931       0.914             --
                                                                                   2008   1.346       0.931      1,250,543
                                                                                   2007   1.350       1.346      1,447,649
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.161       1.225             --
                                                                                   2010   1.052       1.161      4,146,917
                                                                                   2009   0.766       1.052      4,621,347
                                                                                   2008   1.351       0.766      5,695,592
                                                                                   2007   1.354       1.351      7,821,047
                                                                                   2006   1.216       1.354      9,970,658
                                                                                   2005   1.179       1.216     10,167,729
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.206       1.308             --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.100       1.206         73,519
                                                                                  2009   0.920       1.100         97,541
                                                                                  2008   1.314       0.920        102,285
                                                                                  2007   1.260       1.314        114,585
                                                                                  2006   1.091       1.260        116,303
                                                                                  2005   1.116       1.091        115,643
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.764       1.964         18,480
                                                                                  2013   1.430       1.764         35,934
                                                                                  2012   1.278       1.430         66,577
                                                                                  2011   1.304       1.278         70,068
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.561       1.736      2,820,958
                                                                                  2013   1.268       1.561      4,162,143
                                                                                  2012   1.135       1.268      5,943,919
                                                                                  2011   1.075       1.135      6,528,682
                                                                                  2010   0.979       1.075      7,037,398
                                                                                  2009   0.815       0.979      7,981,264
                                                                                  2008   1.279       0.815      8,359,905
                                                                                  2007   1.239       1.279      9,818,693
                                                                                  2006   1.144       1.239     10,233,108
                                                                                  2005   1.120       1.144     10,708,963
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.790       1.999        255,394
                                                                                  2013   1.325       1.790        401,586
                                                                                  2012   1.124       1.325        700,602
                                                                                  2011   1.155       1.124        826,424
                                                                                  2010   1.073       1.155        868,773
                                                                                  2009   0.769       1.073        982,108
                                                                                  2008   1.252       0.769      1,074,109
                                                                                  2007   1.214       1.252      1,200,932
                                                                                  2006   1.185       1.214      1,304,998
                                                                                  2005   1.149       1.185      1,435,244
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.917       2.098        165,622
                                                                                  2013   1.478       1.917        221,573
                                                                                  2012   1.295       1.478        217,789
                                                                                  2011   1.260       1.295        178,370
                                                                                  2010   1.174       1.260        183,743
                                                                                  2009   0.963       1.174        212,947
                                                                                  2008   1.527       0.963        222,353
                                                                                  2007   1.500       1.527        244,309
                                                                                  2006   1.295       1.500        246,900
                                                                                  2005   1.240       1.295        241,736
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.330       2.468        104,162
                                                                                  2013   1.731       2.330        119,922
                                                                                  2012   1.499       1.731        142,748
                                                                                  2011   1.593       1.499        181,745
                                                                                  2010   1.326       1.593        176,526
                                                                                  2009   0.996       1.326        178,780
                                                                                  2008   1.570       0.996        198,471
                                                                                  2007   1.496       1.570        214,545
                                                                                  2006   1.330       1.496        402,412
                                                                                  2005   1.253       1.330        485,165
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.847       2.903        187,950
                                                                                  2013   1.976       2.847        218,593
                                                                                  2012   1.689       1.976        257,681
                                                                                  2011   1.700       1.689        330,359
                                                                                  2010   1.387       1.700        429,473
                                                                                  2009   0.991       1.387        476,632
                                                                                  2008   1.707       0.991        552,331
                                                                                  2007   1.584       1.707        675,683
                                                                                  2006   1.433       1.584        267,113
                                                                                  2005   1.395       1.433        258,819
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.885       0.860             --
                                                                                  2008   1.445       0.885        502,080
                                                                                  2007   1.406       1.445        519,030
                                                                                  2006   1.246       1.406        624,949
                                                                                  2005   1.220       1.246        476,000
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.310       1.329             --
                                                                                  2006   1.191       1.310      1,477,492
                                                                                  2005   1.174       1.191      1,468,118

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.954       0.941            --
                                                                                      2010   0.892       0.954       700,050
                                                                                      2009   0.775       0.892       888,442
                                                                                      2008   1.004       0.775     1,033,604
                                                                                      2007   1.011       1.004     1,281,072
                                                                                      2006   0.991       1.011     1,296,550
                                                                                      2005   0.989       0.991       787,064
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.239       1.262            --
                                                                                      2010   1.134       1.239       627,061
                                                                                      2009   0.970       1.134       733,634
                                                                                      2008   1.146       0.970       802,359
                                                                                      2007   1.147       1.146       965,512
                                                                                      2006   1.111       1.147     1,113,642
                                                                                      2005   1.106       1.111     1,146,889
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.949       1.903       463,881
                                                                                      2013   1.821       1.949       592,491
                                                                                      2012   1.577       1.821       568,706
                                                                                      2011   1.572       1.577       628,460
                                                                                      2010   1.376       1.572       669,177
                                                                                      2009   0.878       1.376       844,747
                                                                                      2008   1.280       0.878     1,084,456
                                                                                      2007   1.303       1.280     1,385,416
                                                                                      2006   1.198       1.303     1,437,673
                                                                                      2005   1.192       1.198     1,391,483
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.029       1.022            --
                                                                                      2009   1.048       1.029     3,495,146
                                                                                      2008   1.043       1.048     4,163,830
                                                                                      2007   1.014       1.043     2,667,132
                                                                                      2006   0.990       1.014     2,100,528
                                                                                      2005   0.983       0.990     1,030,513
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.465       1.534            --
                                                                                      2006   1.266       1.465       371,813
                                                                                      2005   1.242       1.266       391,295
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.590       1.694            --
                                                                                      2006   1.437       1.590       435,172
                                                                                      2005   1.398       1.437       474,249
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.463       1.518            --
                                                                                      2006   1.273       1.463     1,679,316
                                                                                      2005   1.259       1.273     1,508,303
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.638       1.803            --
                                                                                      2006   1.490       1.638     1,802,610
                                                                                      2005   1.405       1.490     1,796,356
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.023       1.140       247,450
                                                                                      2013   1.007       1.023       313,705
                                                                                      2012   0.814       1.007       485,212
                                                                                      2011   0.877       0.814       493,665
                                                                                      2010   0.770       0.877       574,708
                                                                                      2009   0.581       0.770       337,062
                                                                                      2008   1.015       0.581       360,544
                                                                                      2007   1.216       1.015       429,534
                                                                                      2006   1.003       1.216       295,881
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.378       2.473            --
                                                                                      2013   1.880       2.378       284,067
                                                                                      2012   1.563       1.880       322,609
                                                                                      2011   1.721       1.563       284,659
                                                                                      2010   1.602       1.721       377,262
                                                                                      2009   1.141       1.602       341,376
                                                                                      2008   2.004       1.141       370,793
                                                                                      2007   1.568       2.004       186,964
                                                                                      2006   1.534       1.568        63,712
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.466       2.766       225,785

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.390       2.212       430,845
                                                                               2013   1.865       2.390       815,832
                                                                               2012   1.470       1.865       867,123
                                                                               2011   1.745       1.470       924,086
                                                                               2010   1.526       1.745     1,080,441
                                                                               2009   1.002       1.526     1,111,985
                                                                               2008   1.726       1.002     1,198,096
                                                                               2007   1.776       1.726     1,353,456
                                                                               2006   1.617       1.776     1,310,925
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.303       1.400       804,508
                                                                               2013   1.021       1.303     1,209,292
                                                                               2012   0.909       1.021     1,538,125
                                                                               2011   0.963       0.909     1,700,612
                                                                               2010   0.783       0.963     2,059,397
                                                                               2009   0.632       0.783     2,314,290
                                                                               2008   1.053       0.632     2,550,701
                                                                               2007   1.069       1.053     2,426,368
                                                                               2006   1.015       1.069        14,449
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.139       2.267       119,221
                                                                               2013   1.554       2.139       215,214
                                                                               2012   1.338       1.554       154,536
                                                                               2011   1.378       1.338       222,535
                                                                               2010   1.112       1.378       230,492
                                                                               2009   0.846       1.112       121,466
                                                                               2008   1.406       0.846       100,188
                                                                               2007   1.288       1.406        70,814
                                                                               2006   1.302       1.288        67,991
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.844       1.891        22,381
                                                                               2013   1.413       1.844        54,418
                                                                               2012   1.247       1.413       113,265
                                                                               2011   1.416       1.247       189,679
                                                                               2010   1.209       1.416       211,197
                                                                               2009   0.956       1.209       202,757
                                                                               2008   1.305       0.956       190,483
                                                                               2007   1.345       1.305       189,754
                                                                               2006   1.266       1.345       126,371
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.815       0.774            --
                                                                               2008   1.451       0.815       288,699
                                                                               2007   1.323       1.451       286,118
                                                                               2006   1.344       1.323       288,669
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.302       1.302            --
                                                                               2013   1.228       1.302            --
                                                                               2012   1.025       1.228     2,587,108
                                                                               2011   1.123       1.025     2,702,413
                                                                               2010   1.077       1.123     2,763,170
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
                                                                               2006   1.003       1.026     1,426,576
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.195       2.010       461,931
                                                                               2013   2.357       2.195       635,342
                                                                               2012   2.024       2.357       680,849
                                                                               2011   2.541       2.024       768,536
                                                                               2010   2.098       2.541       860,220
                                                                               2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.932       1.761         3,119

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.653       1.932         3,121
                                                                          2012   1.446       1.653         9,256
                                                                          2011   1.653       1.446        11,295
                                                                          2010   1.515       1.653        21,757
                                                                          2009   1.175       1.515        25,038
                                                                          2008   2.081       1.175        42,358
                                                                          2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.049       1.136            --
                                                                          2012   1.018       1.049       103,174
                                                                          2011   1.096       1.018        73,728
                                                                          2010   0.911       1.096        57,416
                                                                          2009   0.680       0.911        60,092
                                                                          2008   1.125       0.680       124,923
                                                                          2007   1.273       1.125       102,279
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.311       1.312     2,542,217
                                                                          2013   1.053       1.311     3,025,550
                                                                          2012   0.887       1.053       957,847
                                                                          2011   0.988       0.887     1,007,519
                                                                          2010   0.870       0.988     1,125,074
                                                                          2009   0.635       0.870     1,201,839
                                                                          2008   1.091       0.635     1,465,288
                                                                          2007   1.048       1.091     1,893,492
                                                                          2006   0.996       1.048     2,167,759
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
                                                                          2006   1.350       1.447       168,500
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
                                                                          2006   1.113       1.168        37,238
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
                                                                          2006   1.201       1.241     1,258,548
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.288       1.429     1,881,531
                                                                          2013   0.982       1.288     2,503,009
                                                                          2012   0.850       0.982     2,964,658
                                                                          2011   0.904       0.850     3,320,592
                                                                          2010   0.788       0.904     3,641,553
                                                                          2009   0.680       0.788     4,240,403
                                                                          2008   1.090       0.680     4,537,287
                                                                          2007   1.073       1.090     5,132,859
                                                                          2006   1.001       1.073     3,476,876
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.750       1.904       633,940
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.520       1.592            --
                                                                          2006   1.440       1.520       238,470
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.800       2.004       206,058

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.369       1.800       219,122
                                                                        2012   1.232       1.369       278,509
                                                                        2011   1.254       1.232       387,771
                                                                        2010   1.137       1.254       412,655
                                                                        2009   0.974       1.137       459,696
                                                                        2008   1.586       0.974       403,580
                                                                        2007   1.578       1.586       325,365
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.251       1.310       434,558
                                                                        2013   1.289       1.251       613,928
                                                                        2012   1.225       1.289       985,032
                                                                        2011   1.175       1.225       994,987
                                                                        2010   1.109       1.175     1,033,972
                                                                        2009   1.035       1.109     1,064,724
                                                                        2008   1.096       1.035     1,133,497
                                                                        2007   1.054       1.096     1,319,097
                                                                        2006   1.019       1.054     1,180,513
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.373       1.345     1,245,965
                                                                        2013   1.401       1.373     3,103,821
                                                                        2012   1.431       1.401     2,486,475
                                                                        2011   1.460       1.431     2,471,154
                                                                        2010   1.480       1.460     2,180,803
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.739       0.729            --
                                                                        2008   1.261       0.739            --
                                                                        2007   1.289       1.261         1,889
                                                                        2006   1.257       1.289         7,367
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.715       0.745            --
                                                                        2008   1.322       0.715       327,267
                                                                        2007   1.298       1.322       360,815
                                                                        2006   1.285       1.298       387,124
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.135       1.248            --
                                                                        2012   1.002       1.135       897,328
                                                                        2011   1.091       1.002       932,789
                                                                        2010   0.973       1.091     1,032,863
                                                                        2009   0.816       0.973     1,173,794
                                                                        2008   1.365       0.816     1,247,125
                                                                        2007   1.339       1.365     1,293,697
                                                                        2006   1.309       1.339     1,345,430
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.820       1.980        85,871
                                                                        2013   1.401       1.820        90,538
                                                                        2012   1.290       1.401        91,624
                                                                        2011   1.359       1.290        91,877
                                                                        2010   1.204       1.359       103,831
                                                                        2009   0.824       1.204       111,777
                                                                        2008   1.550       0.824       106,218
                                                                        2007   1.314       1.550        80,134
                                                                        2006   1.350       1.314        80,101
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.028       2.167        34,643
                                                                        2013   1.511       2.028        36,265
                                                                        2012   1.332       1.511        46,341
                                                                        2011   1.353       1.332        72,639
                                                                        2010   1.237       1.353        75,590
                                                                        2009   0.902       1.237        84,323
                                                                        2008   1.364       0.902        79,267
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.911       0.986            --
                                                                        2010   0.804       0.911       245,228
                                                                        2009   0.624       0.804       274,953
                                                                        2008   1.069       0.624       115,264
                                                                        2007   1.057       1.069        23,429
                                                                        2006   1.002       1.057        23,184
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.269       1.299       646,373

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.242
                                                                                           2012   1.161
                                                                                           2011   1.148
                                                                                           2010   1.065
                                                                                           2009   0.902
                                                                                           2008   1.075
                                                                                           2007   1.040
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.283
                                                                                           2013   1.181
                                                                                           2012   1.081
                                                                                           2011   1.092
                                                                                           2010   1.000
                                                                                           2009   0.825
                                                                                           2008   1.074
                                                                                           2007   1.046
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.280
                                                                                           2013   1.107
                                                                                           2012   0.998
                                                                                           2011   1.033
                                                                                           2010   0.931
                                                                                           2009   0.751
                                                                                           2008   1.075
                                                                                           2007   1.051
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.260
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.608
                                                                                           2013   1.382
                                                                                           2012   1.267
                                                                                           2011   1.265
                                                                                           2010   1.176
                                                                                           2009   1.014
                                                                                           2008   1.332
                                                                                           2007   1.305
                                                                                           2006   1.225
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.074
                                                                                           2013   1.559
                                                                                           2012   1.365
                                                                                           2011   1.381
                                                                                           2010   1.265
                                                                                           2009   1.069
                                                                                           2008   1.461
                                                                                           2007   1.385
                                                                                           2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.374
                                                                                           2013   1.391
                                                                                           2012   1.276
                                                                                           2011   1.263



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.269       695,467
                                                                                           1.242       855,261
                                                                                           1.161       344,748
                                                                                           1.148       319,474
                                                                                           1.065       287,644
                                                                                           0.902       316,451
                                                                                           1.075            --
                                                                                           1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.319       854,144
                                                                                           1.283     1,149,511
                                                                                           1.181     1,360,337
                                                                                           1.081       841,382
                                                                                           1.092       578,184
                                                                                           1.000       413,902
                                                                                           0.825       291,625
                                                                                           1.074       112,150
                                                                                           1.046       112,211
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.317     2,492,343
                                                                                           1.280     3,379,071
                                                                                           1.107     3,821,361
                                                                                           0.998     3,571,445
                                                                                           1.033     3,577,364
                                                                                           0.931     3,581,028
                                                                                           0.751     2,952,280
                                                                                           1.075     1,974,991
                                                                                           1.051     1,053,982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.299     1,349,781
                                                                                           1.260     1,736,353
                                                                                           1.034     1,721,734
                                                                                           0.915     1,676,867
                                                                                           0.971     1,571,010
                                                                                           0.864     1,651,481
                                                                                           0.683     1,643,214
                                                                                           1.074     2,045,451
                                                                                           1.056     2,245,576
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.708     1,325,721
                                                                                           1.608     1,648,055
                                                                                           1.382     2,497,551
                                                                                           1.267     2,848,616
                                                                                           1.265     2,969,977
                                                                                           1.176     3,064,012
                                                                                           1.014     3,692,479
                                                                                           1.332     4,032,328
                                                                                           1.305     4,489,293
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.251            --
                                                                                           2.074            --
                                                                                           1.559            --
                                                                                           1.365            --
                                                                                           1.381            --
                                                                                           1.265            --
                                                                                           1.069            --
                                                                                           1.461     1,305,982
                                                                                           1.385     1,402,121
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.225            --
                                                                                           1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.690        49,601
                                                                                           1.585       289,770
                                                                                           1.166       293,357
                                                                                           1.003       300,060
                                                                                           1.038       341,269
                                                                                           0.907       505,914
                                                                                           0.647       464,039
                                                                                           1.139       498,844
                                                                                           1.066       508,970
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.418       233,961
                                                                                           1.374       351,811
                                                                                           1.391       446,479
                                                                                           1.276       494,176

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.553       1.679     1,830,983
                                                                                     2013   1.189       1.553     2,842,080
                                                                                     2012   1.078       1.189     3,371,350
                                                                                     2011   1.222       1.078     3,761,606
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.122            --
                                                                                     2006   1.116       1.101     2,743,730
                                                                                     2005   1.116       1.116     2,482,513
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.176       1.213            --
                                                                                     2008   1.145       1.176     6,768,225
                                                                                     2007   1.075       1.145     6,365,422
                                                                                     2006   1.057       1.075     6,685,769
                                                                                     2005   1.053       1.057     5,397,851
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.849       1.998            --
                                                                                     2006   1.477       1.849         2,466
                                                                                     2005   1.344       1.477            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.842       1.965            --
                                                                                     2006   1.603       1.842       310,361
                                                                                     2005   1.529       1.603       318,325
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.264       1.344            --
                                                                                     2005   1.186       1.264       288,936
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.248       1.309            --
                                                                                     2005   1.219       1.248     1,192,249
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.249       1.285            --
                                                                                     2005   1.172       1.249        59,735
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.141            --
                                                                                     2005   1.000       1.074        18,361
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.030            --
                                                                                     2005   1.000       1.028       205,689
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.079            --
                                                                                     2005   1.000       1.043       800,694
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062     1,057,781
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.053            --
                                                                                     2005   1.000       1.035       176,250
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.030       1.019            --
                                                                                     2005   1.037       1.030       981,703
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.358       1.440            --
                                                                                     2005   1.237       1.358       158,776
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.278       1.350            --
                                                                                     2005   1.265       1.278        86,054
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.188       1.225            --
                                                                                     2005   1.178       1.188     4,400,365
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165     1,218,149
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.410       1.617            --
                                                                                     2005   1.314       1.410     1,223,044
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.274       1.350            --
                                                                                     2005   1.227       1.274       171,747
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059        37,255
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.191       1.201            --
                                                                                     2005   1.173       1.191     1,102,036
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.206       1.256            --
                                                                                     2005   1.206       1.206       329,452

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.302           --
                                                                          2005   1.000       1.133       36,529
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266           --
                                                                          2005   1.000       1.105       31,332
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.213       1.257           --
                                                                          2005   1.149       1.213        7,209



                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.425       0.712            --
                                                                            2007   1.244       1.425            --
                                                                            2006   1.236       1.244            --
                                                                            2005   1.169       1.236            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.249       1.304            --
                                                                            2005   1.220       1.249            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.304       1.269            --
                                                                            2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.435       2.440        77,380
                                                                            2013   1.925       2.435        80,817
                                                                            2012   1.604       1.925        88,485
                                                                            2011   1.798       1.604        92,916
                                                                            2010   1.643       1.798        96,705
                                                                            2009   1.179       1.643       112,622
                                                                            2008   1.955       1.179       117,613
                                                                            2007   1.738       1.955       124,866
                                                                            2006   1.474       1.738       137,037
                                                                            2005   1.319       1.474       121,081
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.051       2.180       115,576
                                                                            2013   1.610       2.051       119,109
                                                                            2012   1.395       1.610       127,080
                                                                            2011   1.488       1.395       147,108
                                                                            2010   1.281       1.488       151,750
                                                                            2009   0.938       1.281       171,580
                                                                            2008   1.710       0.938       177,913
                                                                            2007   1.554       1.710       181,992
                                                                            2006   1.440       1.554       232,157
                                                                            2005   1.266       1.440       179,843
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.838       1.992        99,583
                                                                            2013   1.406       1.838       104,252
                                                                            2012   1.223       1.406       122,223
                                                                            2011   1.272       1.223       135,564
                                                                            2010   1.165       1.272       141,397
                                                                            2009   0.907       1.165       162,927
                                                                            2008   1.490       0.907       170,099
                                                                            2007   1.449       1.490       168,927
                                                                            2006   1.284       1.449       238,306
                                                                            2005   1.239       1.284       219,932
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.551       1.532            --
                                                                            2005   1.340       1.551            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.543       2.004            --
                                                                            2005   1.470       1.543            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.406            --
                                                                            2005   1.201       1.295            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.438           --
                                                                              2005   1.199       1.293       23,446
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.213       2.423       34,696
                                                                              2013   1.723       2.213       34,667
                                                                              2012   1.513       1.723       34,486
                                                                              2011   1.587       1.513       34,907
                                                                              2010   1.384       1.587       34,776
                                                                              2009   1.042       1.384       50,893
                                                                              2008   1.854       1.042       49,780
                                                                              2007   1.611       1.854       40,601
                                                                              2006   1.474       1.611       50,182
                                                                              2005   1.288       1.474       21,661
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.788       2.895       11,962
                                                                              2013   2.096       2.788       11,614
                                                                              2012   1.868       2.096       16,791
                                                                              2011   2.140       1.868       31,466
                                                                              2010   1.700       2.140       28,133
                                                                              2009   1.242       1.700       27,593
                                                                              2008   2.101       1.242       26,698
                                                                              2007   1.860       2.101       25,939
                                                                              2006   1.690       1.860       25,324
                                                                              2005   1.462       1.690       24,626
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.534       1.572       16,566
                                                                              2013   1.375       1.534       16,566
                                                                              2012   1.247       1.375       16,566
                                                                              2011   1.243       1.247       16,566
                                                                              2010   1.127       1.243       16,566
                                                                              2009   0.849       1.127       32,123
                                                                              2008   1.232       0.849       32,130
                                                                              2007   1.213       1.232       27,944
                                                                              2006   1.048       1.213       27,944
                                                                              2005   1.000       1.048        3,877
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.334       1.547           --
                                                                              2005   1.232       1.334        3,067
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.096       2.206          701
                                                                              2013   1.549       2.096          777
                                                                              2012   1.428       1.549          865
                                                                              2011   1.532       1.428          966
                                                                              2010   1.226       1.532        1,177
                                                                              2009   0.872       1.226        7,797
                                                                              2008   1.548       0.872        7,810
                                                                              2007   1.422       1.548        7,822
                                                                              2006   1.336       1.422        7,831
                                                                              2005   1.302       1.336        7,843
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.044       2.764           --
                                                                              2007   2.414       3.044       11,369
                                                                              2006   1.924       2.414       17,311
                                                                              2005   1.542       1.924       17,471
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.007       1.747        7,774
                                                                              2013   1.667       2.007        7,774
                                                                              2012   1.440       1.667        8,643
                                                                              2011   1.646       1.440        9,609
                                                                              2010   1.550       1.646       10,555
                                                                              2009   1.155       1.550       11,742
                                                                              2008   1.979       1.155       13,367
                                                                              2007   1.750       1.979       13,723
                                                                              2006   1.472       1.750       25,787
                                                                              2005   1.364       1.472       25,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.406       1.678           --
                                                                              2005   1.319       1.406           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.664       2.928        4,940

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.060       2.664        4,940
                                                                                   2012   1.799       2.060        5,493
                                                                                   2011   1.868       1.799        6,107
                                                                                   2010   1.519       1.868        6,708
                                                                                   2009   1.074       1.519        7,462
                                                                                   2008   1.954       1.074        8,495
                                                                                   2007   1.639       1.954        9,373
                                                                                   2006   1.478       1.639        9,373
                                                                                   2005   1.347       1.478        9,373
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.344       1.502           --
                                                                                   2005   1.320       1.344        4,952
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.269       1.349           --
                                                                                   2006   1.207       1.269        9,233
                                                                                   2005   1.160       1.207        8,498
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070           --
                                                                                   2009   0.855       1.012       45,930
                                                                                   2008   1.488       0.855       45,978
                                                                                   2007   1.449       1.488       49,125
                                                                                   2006   1.284       1.449       51,122
                                                                                   2005   1.231       1.284       52,677
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.249       2.651       10,604
                                                                                   2013   1.554       2.249       10,604
                                                                                   2012   1.337       1.554       15,171
                                                                                   2011   1.332       1.337       16,910
                                                                                   2010   1.088       1.332       26,028
                                                                                   2009   0.826       1.088       28,144
                                                                                   2008   1.415       0.826       30,922
                                                                                   2007   1.424       1.415       13,661
                                                                                   2006   1.337       1.424        5,291
                                                                                   2005   1.223       1.337        5,298
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.732       1.738           --
                                                                                   2013   1.338       1.732        3,830
                                                                                   2012   1.189       1.338        4,047
                                                                                   2011   1.294       1.189       34,751
                                                                                   2010   1.134       1.294       35,941
                                                                                   2009   0.895       1.134       43,984
                                                                                   2008   1.441       0.895       45,520
                                                                                   2007   1.453       1.441       46,876
                                                                                   2006   1.271       1.453       41,018
                                                                                   2005   1.238       1.271       42,517
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.926       2.094       20,608
                                                                                   2013   1.513       1.926       21,458
                                                                                   2012   1.333       1.513       22,235
                                                                                   2011   1.327       1.333       24,094
                                                                                   2010   1.203       1.327       25,212
                                                                                   2009   1.006       1.203       25,339
                                                                                   2008   1.453       1.006       12,520
                                                                                   2007   1.369       1.453       12,657
                                                                                   2006   1.218       1.369       12,768
                                                                                   2005   1.192       1.218        2,581
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.928       0.912           --
                                                                                   2008   1.343       0.928       14,076
                                                                                   2007   1.347       1.343       14,076
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.157       1.220           --
                                                                                   2010   1.049       1.157       27,583
                                                                                   2009   0.764       1.049       39,695
                                                                                   2008   1.348       0.764       39,774
                                                                                   2007   1.352       1.348       39,839
                                                                                   2006   1.215       1.352       39,896
                                                                                   2005   1.179       1.215       39,960
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.201       1.303           --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.096       1.201            --
                                                                                  2009   0.917       1.096            --
                                                                                  2008   1.312       0.917            --
                                                                                  2007   1.258       1.312            --
                                                                                  2006   1.090       1.258            --
                                                                                  2005   1.115       1.090            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.755       1.953            --
                                                                                  2013   1.423       1.755            --
                                                                                  2012   1.273       1.423            --
                                                                                  2011   1.299       1.273            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.553       1.726       147,395
                                                                                  2013   1.262       1.553       149,426
                                                                                  2012   1.130       1.262       151,520
                                                                                  2011   1.071       1.130       155,332
                                                                                  2010   0.976       1.071       158,091
                                                                                  2009   0.813       0.976       171,975
                                                                                  2008   1.276       0.813       173,775
                                                                                  2007   1.237       1.276       454,854
                                                                                  2006   1.143       1.237       465,512
                                                                                  2005   1.120       1.143       484,636
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.780       1.987         3,942
                                                                                  2013   1.319       1.780         4,147
                                                                                  2012   1.119       1.319         4,382
                                                                                  2011   1.151       1.119         4,665
                                                                                  2010   1.070       1.151         4,965
                                                                                  2009   0.767       1.070         5,294
                                                                                  2008   1.250       0.767         5,703
                                                                                  2007   1.212       1.250         6,057
                                                                                  2006   1.183       1.212         6,346
                                                                                  2005   1.148       1.183        14,223
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.907       2.086            --
                                                                                  2013   1.471       1.907            --
                                                                                  2012   1.290       1.471            --
                                                                                  2011   1.255       1.290            --
                                                                                  2010   1.171       1.255            --
                                                                                  2009   0.960       1.171            --
                                                                                  2008   1.523       0.960            --
                                                                                  2007   1.498       1.523            --
                                                                                  2006   1.293       1.498            --
                                                                                  2005   1.240       1.293            --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.318       2.454         8,025
                                                                                  2013   1.723       2.318         8,434
                                                                                  2012   1.493       1.723         8,900
                                                                                  2011   1.587       1.493         9,455
                                                                                  2010   1.322       1.587        10,039
                                                                                  2009   0.993       1.322        10,675
                                                                                  2008   1.567       0.993        11,468
                                                                                  2007   1.494       1.567        12,190
                                                                                  2006   1.328       1.494        19,832
                                                                                  2005   1.252       1.328        27,399
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.832       2.887         2,698
                                                                                  2013   1.967       2.832         2,698
                                                                                  2012   1.682       1.967         3,000
                                                                                  2011   1.694       1.682         3,335
                                                                                  2010   1.382       1.694         3,663
                                                                                  2009   0.989       1.382         4,075
                                                                                  2008   1.703       0.989         4,639
                                                                                  2007   1.581       1.703         9,176
                                                                                  2006   1.432       1.581         9,176
                                                                                  2005   1.394       1.432         9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.882       0.858            --
                                                                                  2008   1.442       0.882        36,176
                                                                                  2007   1.403       1.442        36,176
                                                                                  2006   1.245       1.403        36,176
                                                                                  2005   1.219       1.245            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.308       1.327            --
                                                                                  2006   1.189       1.308        14,076
                                                                                  2005   1.173       1.189        14,076

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.938            --
                                                                                      2010   0.889       0.951        20,288
                                                                                      2009   0.773       0.889        20,292
                                                                                      2008   1.002       0.773        20,296
                                                                                      2007   1.010       1.002        20,300
                                                                                      2006   0.990       1.010        24,696
                                                                                      2005   0.988       0.990        29,111
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.235       1.257            --
                                                                                      2010   1.131       1.235            --
                                                                                      2009   0.968       1.131            --
                                                                                      2008   1.144       0.968            --
                                                                                      2007   1.145       1.144            --
                                                                                      2006   1.110       1.145            --
                                                                                      2005   1.105       1.110            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.938       1.892         6,540
                                                                                      2013   1.813       1.938         6,831
                                                                                      2012   1.571       1.813        15,897
                                                                                      2011   1.566       1.571        17,364
                                                                                      2010   1.371       1.566         8,071
                                                                                      2009   0.876       1.371         8,261
                                                                                      2008   1.277       0.876         8,497
                                                                                      2007   1.300       1.277         8,701
                                                                                      2006   1.197       1.300         8,867
                                                                                      2005   1.191       1.197         3,844
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.026       1.019            --
                                                                                      2009   1.045       1.026       107,809
                                                                                      2008   1.040       1.045       107,814
                                                                                      2007   1.013       1.040       107,819
                                                                                      2006   0.989       1.013         3,729
                                                                                      2005   0.982       0.989         3,734
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.462       1.532            --
                                                                                      2006   1.264       1.462         6,735
                                                                                      2005   1.241       1.264         6,742
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.587       1.691            --
                                                                                      2006   1.436       1.587            --
                                                                                      2005   1.397       1.436         6,229
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.461       1.515            --
                                                                                      2006   1.272       1.461        98,893
                                                                                      2005   1.258       1.272        92,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.635       1.799            --
                                                                                      2006   1.488       1.635        46,317
                                                                                      2005   1.404       1.488        39,524
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.019       1.135            --
                                                                                      2013   1.003       1.019            --
                                                                                      2012   0.811       1.003            --
                                                                                      2011   0.875       0.811            --
                                                                                      2010   0.768       0.875            --
                                                                                      2009   0.581       0.768            --
                                                                                      2008   1.014       0.581            --
                                                                                      2007   1.216       1.014            --
                                                                                      2006   1.003       1.216            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.366       2.460            --
                                                                                      2013   1.871       2.366            --
                                                                                      2012   1.556       1.871            --
                                                                                      2011   1.715       1.556            --
                                                                                      2010   1.596       1.715            --
                                                                                      2009   1.138       1.596            --
                                                                                      2008   1.999       1.138            --
                                                                                      2007   1.565       1.999            --
                                                                                      2006   1.532       1.565            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.453       2.751            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.377       2.199           --
                                                                               2013   1.856       2.377           --
                                                                               2012   1.464       1.856           --
                                                                               2011   1.738       1.464           --
                                                                               2010   1.521       1.738           --
                                                                               2009   0.999       1.521           --
                                                                               2008   1.722       0.999           --
                                                                               2007   1.773       1.722           --
                                                                               2006   1.615       1.773           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.298       1.394       36,040
                                                                               2013   1.018       1.298       36,046
                                                                               2012   0.906       1.018       36,603
                                                                               2011   0.961       0.906       37,222
                                                                               2010   0.782       0.961       63,236
                                                                               2009   0.631       0.782       64,009
                                                                               2008   1.052       0.631       65,062
                                                                               2007   1.068       1.052       90,378
                                                                               2006   1.015       1.068       18,789
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.130       2.257           --
                                                                               2013   1.548       2.130           --
                                                                               2012   1.334       1.548           --
                                                                               2011   1.374       1.334           --
                                                                               2010   1.109       1.374           --
                                                                               2009   0.844       1.109           --
                                                                               2008   1.404       0.844           --
                                                                               2007   1.287       1.404           --
                                                                               2006   1.301       1.287           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.836       1.882           --
                                                                               2013   1.407       1.836           --
                                                                               2012   1.243       1.407           --
                                                                               2011   1.412       1.243           --
                                                                               2010   1.206       1.412           --
                                                                               2009   0.954       1.206           --
                                                                               2008   1.303       0.954           --
                                                                               2007   1.344       1.303           --
                                                                               2006   1.265       1.344           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771           --
                                                                               2008   1.448       0.813           --
                                                                               2007   1.321       1.448           --
                                                                               2006   1.342       1.321           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.296       1.296           --
                                                                               2013   1.222       1.296           --
                                                                               2012   1.021       1.222       29,958
                                                                               2011   1.119       1.021       35,235
                                                                               2010   1.073       1.119       36,911
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
                                                                               2006   1.003       1.025       41,024
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        8,401
                                                                               2013   2.346       2.183        8,513
                                                                               2012   2.016       2.346        9,050
                                                                               2011   2.532       2.016        9,655
                                                                               2010   2.091       2.532        7,682
                                                                               2009   1.264       2.091        8,406
                                                                               2008   2.768       1.264        9,378
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.645       1.922           --
                                                                          2012   1.440       1.645           --
                                                                          2011   1.647       1.440           --
                                                                          2010   1.510       1.647           --
                                                                          2009   1.172       1.510           --
                                                                          2008   2.077       1.172           --
                                                                          2007   1.984       2.077           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.045       1.131           --
                                                                          2012   1.014       1.045           --
                                                                          2011   1.093       1.014           --
                                                                          2010   0.909       1.093           --
                                                                          2009   0.679       0.909           --
                                                                          2008   1.123       0.679           --
                                                                          2007   1.272       1.123           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306           --
                                                                          2013   1.049       1.306           --
                                                                          2012   0.884       1.049           --
                                                                          2011   0.986       0.884           --
                                                                          2010   0.869       0.986           --
                                                                          2009   0.634       0.869           --
                                                                          2008   1.090       0.634           --
                                                                          2007   1.047       1.090           --
                                                                          2006   0.996       1.047           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399        3,429
                                                                          2013   1.554       1.385        3,430
                                                                          2012   1.452       1.554        3,432
                                                                          2011   1.330       1.452       20,006
                                                                          2010   1.257       1.330       21,028
                                                                          2009   1.085       1.257       22,137
                                                                          2008   1.186       1.085       23,424
                                                                          2007   1.124       1.186       24,961
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936           --
                                                                          2013   1.365       1.779           --
                                                                          2012   1.261       1.365           --
                                                                          2011   1.349       1.261           --
                                                                          2010   1.185       1.349           --
                                                                          2009   0.977       1.185           --
                                                                          2008   1.485       0.977           --
                                                                          2007   1.445       1.485           --
                                                                          2006   1.348       1.445           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286           --
                                                                          2006   1.113       1.167           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.785       1.828        9,374
                                                                          2013   1.795       1.785        9,551
                                                                          2012   1.642       1.795        9,711
                                                                          2011   1.618       1.642       10,112
                                                                          2010   1.473       1.618       10,343
                                                                          2009   1.130       1.473       10,348
                                                                          2008   1.293       1.130       10,353
                                                                          2007   1.239       1.293       10,731
                                                                          2006   1.200       1.239       10,736
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.283       1.423       19,262
                                                                          2013   0.979       1.283       19,479
                                                                          2012   0.848       0.979       31,538
                                                                          2011   0.902       0.848       41,517
                                                                          2010   0.787       0.902       67,894
                                                                          2009   0.679       0.787       67,917
                                                                          2008   1.089       0.679       67,941
                                                                          2007   1.072       1.089       81,988
                                                                          2006   1.001       1.072       12,689
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        3,640
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589           --
                                                                          2006   1.438       1.518           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992           --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.363       1.791           --
                                                                        2012   1.226       1.363           --
                                                                        2011   1.250       1.226           --
                                                                        2010   1.134       1.250           --
                                                                        2009   0.971       1.134           --
                                                                        2008   1.582       0.971           --
                                                                        2007   1.576       1.582           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.244       1.303        2,930
                                                                        2013   1.283       1.244        2,933
                                                                        2012   1.220       1.283        2,936
                                                                        2011   1.171       1.220        2,940
                                                                        2010   1.105       1.171        7,544
                                                                        2009   1.033       1.105        7,550
                                                                        2008   1.094       1.033        7,557
                                                                        2007   1.052       1.094        8,160
                                                                        2006   1.017       1.052        8,164
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.366       1.338        4,539
                                                                        2013   1.395       1.366        4,544
                                                                        2012   1.425       1.395        4,549
                                                                        2011   1.455       1.425       76,435
                                                                        2010   1.475       1.455       74,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.737       0.727           --
                                                                        2008   1.259       0.737           --
                                                                        2007   1.287       1.259           --
                                                                        2006   1.256       1.287           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743           --
                                                                        2008   1.319       0.713           --
                                                                        2007   1.296       1.319           --
                                                                        2006   1.283       1.296           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242           --
                                                                        2012   0.998       1.130           --
                                                                        2011   1.087       0.998           --
                                                                        2010   0.970       1.087       19,602
                                                                        2009   0.814       0.970       26,542
                                                                        2008   1.362       0.814       26,560
                                                                        2007   1.337       1.362       29,123
                                                                        2006   1.308       1.337       29,130
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969           --
                                                                        2013   1.394       1.811           --
                                                                        2012   1.284       1.394           --
                                                                        2011   1.354       1.284           --
                                                                        2010   1.201       1.354           --
                                                                        2009   0.822       1.201           --
                                                                        2008   1.546       0.822           --
                                                                        2007   1.312       1.546           --
                                                                        2006   1.348       1.312           --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.018       2.155           --
                                                                        2013   1.504       2.018           --
                                                                        2012   1.327       1.504           --
                                                                        2011   1.348       1.327           --
                                                                        2010   1.233       1.348           --
                                                                        2009   0.900       1.233           --
                                                                        2008   1.361       0.900           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.909       0.983           --
                                                                        2010   0.802       0.909           --
                                                                        2009   0.623       0.802           --
                                                                        2008   1.068       0.623           --
                                                                        2007   1.057       1.068           --
                                                                        2006   1.002       1.057           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.264       1.293           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.238
                                                                                           2012   1.158
                                                                                           2011   1.145
                                                                                           2010   1.063
                                                                                           2009   0.900
                                                                                           2008   1.074
                                                                                           2007   1.039
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.278
                                                                                           2013   1.177
                                                                                           2012   1.078
                                                                                           2011   1.090
                                                                                           2010   0.998
                                                                                           2009   0.824
                                                                                           2008   1.073
                                                                                           2007   1.046
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.275
                                                                                           2013   1.103
                                                                                           2012   0.995
                                                                                           2011   1.030
                                                                                           2010   0.930
                                                                                           2009   0.750
                                                                                           2008   1.074
                                                                                           2007   1.051
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.255
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.600
                                                                                           2013   1.376
                                                                                           2012   1.262
                                                                                           2011   1.261
                                                                                           2010   1.172
                                                                                           2009   1.011
                                                                                           2008   1.329
                                                                                           2007   1.303
                                                                                           2006   1.223
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.058
                                                                                           2013   1.548
                                                                                           2012   1.356
                                                                                           2011   1.373
                                                                                           2010   1.258
                                                                                           2009   1.063
                                                                                           2008   1.458
                                                                                           2007   1.384
                                                                                           2006   1.256
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.545



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.264            --
                                                                                           1.238            --
                                                                                           1.158            --
                                                                                           1.145            --
                                                                                           1.063            --
                                                                                           0.900            --
                                                                                           1.074            --
                                                                                           1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.313            --
                                                                                           1.278            --
                                                                                           1.177            --
                                                                                           1.078            --
                                                                                           1.090            --
                                                                                           0.998            --
                                                                                           0.824            --
                                                                                           1.073            --
                                                                                           1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.311            --
                                                                                           1.275            --
                                                                                           1.103            --
                                                                                           0.995            --
                                                                                           1.030            --
                                                                                           0.930            --
                                                                                           0.750            --
                                                                                           1.074            --
                                                                                           1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.293        17,106
                                                                                           1.255        17,121
                                                                                           1.031        17,138
                                                                                           0.913        17,158
                                                                                           0.968        17,179
                                                                                           0.862        17,203
                                                                                           0.682        17,227
                                                                                           1.074        17,248
                                                                                           1.056        17,267
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.699         6,927
                                                                                           1.600         6,933
                                                                                           1.376        53,208
                                                                                           1.262        45,644
                                                                                           1.261        46,622
                                                                                           1.172        62,555
                                                                                           1.011        63,793
                                                                                           1.329        60,104
                                                                                           1.303       125,530
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.233            --
                                                                                           2.058            --
                                                                                           1.548            --
                                                                                           1.356            --
                                                                                           1.373            --
                                                                                           1.258            --
                                                                                           1.063            --
                                                                                           1.458         2,560
                                                                                           1.384         2,560
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
                                                                                           1.065            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.410            --
                                                                                           1.367            --
                                                                                           1.385            --
                                                                                           1.271            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.670        11,250

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.183       1.545        11,275
                                                                                     2012   1.073       1.183        11,303
                                                                                     2011   1.218       1.073        11,338
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.099       1.120            --
                                                                                     2006   1.115       1.099        41,396
                                                                                     2005   1.115       1.115        42,753
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.173       1.210            --
                                                                                     2008   1.143       1.173       103,283
                                                                                     2007   1.073       1.143        89,883
                                                                                     2006   1.056       1.073        89,261
                                                                                     2005   1.052       1.056        88,432
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.845       1.995            --
                                                                                     2006   1.475       1.845            --
                                                                                     2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.839       1.961            --
                                                                                     2006   1.601       1.839         8,267
                                                                                     2005   1.528       1.601         8,267
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        27,363
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.140            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.030            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.078            --
                                                                                     2005   1.000       1.043            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.105            --
                                                                                     2005   1.000       1.062            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.034       1.053            --
                                                                                     2005   1.000       1.034            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.029       1.017            --
                                                                                     2005   1.036       1.029         7,733
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       113,120
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --
                                                                                     2005   1.117       1.164            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.408       1.615            --
                                                                                     2005   1.313       1.408            --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.273       1.348            --
                                                                                     2005   1.226       1.273            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.190       1.200            --
                                                                                     2005   1.172       1.190         5,460
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.204       1.254            --
                                                                                     2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.132       1.301            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2005   1.000       1.132    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)........ 2006   1.105       1.265    --
                                                                         2005   1.000       1.105    --
 Travelers Van Kampen Enterprise Subaccount (11/99)..................... 2006   1.212       1.256    --
                                                                         2005   1.148       1.212    --



                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.290       0.644            --
                                                                            2007   1.127       1.290            --
                                                                            2006   1.120       1.127            --
                                                                            2005   1.060       1.120            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.108       1.156            --
                                                                            2005   1.082       1.108       353,457
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.191       1.158            --
                                                                            2005   1.059       1.191       174,445
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.048       2.050       631,212
                                                                            2013   1.619       2.048       818,627
                                                                            2012   1.350       1.619       899,010
                                                                            2011   1.514       1.350       944,797
                                                                            2010   1.384       1.514     1,082,778
                                                                            2009   0.994       1.384     1,178,225
                                                                            2008   1.648       0.994     1,270,776
                                                                            2007   1.467       1.648     1,327,149
                                                                            2006   1.244       1.467     1,524,051
                                                                            2005   1.114       1.244     1,208,887
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.754       1.863     1,454,135
                                                                            2013   1.377       1.754     2,184,693
                                                                            2012   1.194       1.377     2,522,517
                                                                            2011   1.274       1.194     2,820,511
                                                                            2010   1.097       1.274     3,237,027
                                                                            2009   0.804       1.097     3,648,912
                                                                            2008   1.466       0.804     3,917,087
                                                                            2007   1.334       1.466     4,009,690
                                                                            2006   1.236       1.334     4,214,159
                                                                            2005   1.087       1.236     3,292,877
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.574       1.705     1,312,376
                                                                            2013   1.205       1.574     1,869,376
                                                                            2012   1.048       1.205     2,146,011
                                                                            2011   1.091       1.048     2,439,940
                                                                            2010   1.000       1.091     3,026,115
                                                                            2009   0.779       1.000     3,429,437
                                                                            2008   1.280       0.779     3,668,310
                                                                            2007   1.245       1.280     3,890,683
                                                                            2006   1.104       1.245     4,027,425
                                                                            2005   1.066       1.104     3,282,663
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.354       1.338            --
                                                                            2005   1.171       1.354        76,052
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.352       1.755            --
                                                                            2005   1.289       1.352        34,976
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.206       1.309            --
                                                                            2005   1.118       1.206        63,903

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.208       1.344            --
                                                                              2005   1.121       1.208        90,980
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.895       2.074       264,669
                                                                              2013   1.477       1.895       475,139
                                                                              2012   1.297       1.477       532,287
                                                                              2011   1.361       1.297       642,604
                                                                              2010   1.188       1.361       727,186
                                                                              2009   0.894       1.188       849,211
                                                                              2008   1.593       0.894       941,876
                                                                              2007   1.385       1.593       945,221
                                                                              2006   1.268       1.385       947,119
                                                                              2005   1.109       1.268       720,921
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.332       2.420       226,718
                                                                              2013   1.754       2.332       302,070
                                                                              2012   1.564       1.754       318,594
                                                                              2011   1.793       1.564       357,635
                                                                              2010   1.425       1.793       400,078
                                                                              2009   1.042       1.425       434,673
                                                                              2008   1.762       1.042       494,669
                                                                              2007   1.561       1.762       522,630
                                                                              2006   1.419       1.561       478,423
                                                                              2005   1.228       1.419       367,724
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.528       1.564       145,914
                                                                              2013   1.370       1.528       261,498
                                                                              2012   1.243       1.370       303,999
                                                                              2011   1.240       1.243       317,618
                                                                              2010   1.124       1.240       332,448
                                                                              2009   0.847       1.124       292,894
                                                                              2008   1.231       0.847       293,754
                                                                              2007   1.212       1.231       305,622
                                                                              2006   1.047       1.212       323,672
                                                                              2005   1.000       1.047       182,554
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.192       1.381            --
                                                                              2005   1.101       1.192       413,212
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.741       1.832         2,102
                                                                              2013   1.288       1.741         2,315
                                                                              2012   1.187       1.288         2,562
                                                                              2011   1.274       1.187         4,090
                                                                              2010   1.020       1.274         4,502
                                                                              2009   0.726       1.020         5,109
                                                                              2008   1.290       0.726         5,732
                                                                              2007   1.185       1.290         5,940
                                                                              2006   1.114       1.185         6,096
                                                                              2005   1.086       1.114         5,038
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.489       2.260            --
                                                                              2007   1.975       2.489       178,266
                                                                              2006   1.575       1.975       226,098
                                                                              2005   1.263       1.575       129,996
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.695       1.475       235,310
                                                                              2013   1.409       1.695       399,229
                                                                              2012   1.217       1.409       647,516
                                                                              2011   1.392       1.217       746,058
                                                                              2010   1.312       1.392       768,901
                                                                              2009   0.978       1.312       804,657
                                                                              2008   1.676       0.978       921,223
                                                                              2007   1.483       1.676       894,448
                                                                              2006   1.248       1.483       892,316
                                                                              2005   1.157       1.248       709,853
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.194       1.424            --
                                                                              2005   1.121       1.194       302,144
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.227       2.446        26,042

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.723       2.227        74,932
                                                                                   2012   1.505       1.723        81,508
                                                                                   2011   1.564       1.505        83,522
                                                                                   2010   1.273       1.564        75,069
                                                                                   2009   0.900       1.273        75,558
                                                                                   2008   1.639       0.900        79,881
                                                                                   2007   1.375       1.639        81,578
                                                                                   2006   1.240       1.375        46,830
                                                                                   2005   1.131       1.240        43,482
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.147       1.281            --
                                                                                   2005   1.127       1.147       153,713
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.123       1.193            --
                                                                                   2006   1.069       1.123            --
                                                                                   2005   1.027       1.069            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.876       0.926            --
                                                                                   2009   0.740       0.876       984,303
                                                                                   2008   1.289       0.740     1,022,087
                                                                                   2007   1.255       1.289     1,055,123
                                                                                   2006   1.113       1.255     1,144,232
                                                                                   2005   1.068       1.113     1,028,442
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.954       2.303       342,139
                                                                                   2013   1.351       1.954       393,902
                                                                                   2012   1.163       1.351       396,506
                                                                                   2011   1.159       1.163       409,813
                                                                                   2010   0.948       1.159       483,489
                                                                                   2009   0.720       0.948       552,090
                                                                                   2008   1.234       0.720       593,380
                                                                                   2007   1.242       1.234       625,818
                                                                                   2006   1.166       1.242       912,961
                                                                                   2005   1.067       1.166       696,942
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.475       1.480            --
                                                                                   2013   1.140       1.475        53,412
                                                                                   2012   1.013       1.140        60,295
                                                                                   2011   1.104       1.013        73,240
                                                                                   2010   0.967       1.104        75,570
                                                                                   2009   0.764       0.967       181,737
                                                                                   2008   1.231       0.764       213,678
                                                                                   2007   1.242       1.231       206,494
                                                                                   2006   1.086       1.242       503,982
                                                                                   2005   1.059       1.086       390,672
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.701       1.848       241,955
                                                                                   2013   1.337       1.701       438,005
                                                                                   2012   1.178       1.337       446,373
                                                                                   2011   1.173       1.178       422,832
                                                                                   2010   1.064       1.173       432,404
                                                                                   2009   0.891       1.064       476,111
                                                                                   2008   1.287       0.891       497,112
                                                                                   2007   1.213       1.287       544,610
                                                                                   2006   1.080       1.213       557,311
                                                                                   2005   1.058       1.080       525,303
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.816       0.802            --
                                                                                   2008   1.182       0.816        39,512
                                                                                   2007   1.185       1.182        41,137
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.018       1.073            --
                                                                                   2010   0.923       1.018       973,925
                                                                                   2009   0.672       0.923       975,105
                                                                                   2008   1.187       0.672     1,014,682
                                                                                   2007   1.191       1.187     1,759,907
                                                                                   2006   1.071       1.191     1,775,385
                                                                                   2005   1.040       1.071     1,534,932
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.093       1.185            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   0.998       1.093        24,041
                                                                                  2009   0.835       0.998        24,058
                                                                                  2008   1.195       0.835        26,553
                                                                                  2007   1.147       1.195        26,571
                                                                                  2006   0.994       1.147        26,587
                                                                                  2005   1.017       0.994        19,939
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.594       1.773            --
                                                                                  2013   1.293       1.594            --
                                                                                  2012   1.157       1.293            --
                                                                                  2011   1.181       1.157            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.426       1.583       205,875
                                                                                  2013   1.159       1.426       199,856
                                                                                  2012   1.038       1.159       205,908
                                                                                  2011   0.985       1.038       213,587
                                                                                  2010   0.897       0.985       219,519
                                                                                  2009   0.748       0.897       353,881
                                                                                  2008   1.174       0.748       464,280
                                                                                  2007   1.139       1.174       464,811
                                                                                  2006   1.053       1.139       488,597
                                                                                  2005   1.032       1.053       426,740
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.530       1.707         2,863
                                                                                  2013   1.134       1.530        28,246
                                                                                  2012   0.963       1.134        29,064
                                                                                  2011   0.990       0.963        29,552
                                                                                  2010   0.921       0.990        91,046
                                                                                  2009   0.661       0.921        91,170
                                                                                  2008   1.077       0.661       101,152
                                                                                  2007   1.045       1.077       100,607
                                                                                  2006   1.021       1.045       165,633
                                                                                  2005   0.991       1.021       129,001
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.655       1.810        67,793
                                                                                  2013   1.277       1.655        69,315
                                                                                  2012   1.121       1.277        70,813
                                                                                  2011   1.091       1.121        27,810
                                                                                  2010   1.018       1.091        29,607
                                                                                  2009   0.836       1.018        31,529
                                                                                  2008   1.326       0.836        33,906
                                                                                  2007   1.304       1.326        35,213
                                                                                  2006   1.127       1.304        36,046
                                                                                  2005   1.081       1.127        36,984
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.019       2.136        13,604
                                                                                  2013   1.501       2.019        18,502
                                                                                  2012   1.301       1.501         4,897
                                                                                  2011   1.384       1.301         7,169
                                                                                  2010   1.154       1.384         2,324
                                                                                  2009   0.867       1.154         8,526
                                                                                  2008   1.369       0.867         2,739
                                                                                  2007   1.305       1.369        23,997
                                                                                  2006   1.161       1.305        34,809
                                                                                  2005   1.096       1.161        35,567
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.362       2.406        25,300
                                                                                  2013   1.641       2.362        35,063
                                                                                  2012   1.404       1.641        39,862
                                                                                  2011   1.415       1.404        67,633
                                                                                  2010   1.155       1.415       119,868
                                                                                  2009   0.826       1.155       120,076
                                                                                  2008   1.424       0.826       120,163
                                                                                  2007   1.323       1.424       119,185
                                                                                  2006   1.198       1.323        51,022
                                                                                  2005   1.167       1.198        51,022
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.773       0.752            --
                                                                                  2008   1.264       0.773       177,698
                                                                                  2007   1.231       1.264       202,584
                                                                                  2006   1.093       1.231       225,680
                                                                                  2005   1.071       1.093       174,038
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.152       1.168            --
                                                                                  2006   1.048       1.152        40,801
                                                                                  2005   1.034       1.048        18,956

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.897       0.958       131,332
                                                                                      2009   0.780       0.897        67,152
                                                                                      2008   1.011       0.780        69,808
                                                                                      2007   1.020       1.011        35,150
                                                                                      2006   1.001       1.020        35,006
                                                                                      2005   0.999       1.001        34,523
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.193       1.215            --
                                                                                      2010   1.093       1.193         5,728
                                                                                      2009   0.936       1.093         5,736
                                                                                      2008   1.107       0.936         5,743
                                                                                      2007   1.109       1.107         5,750
                                                                                      2006   1.075       1.109         5,756
                                                                                      2005   1.071       1.075         5,763
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.759       1.716       133,955
                                                                                      2013   1.646       1.759       163,634
                                                                                      2012   1.427       1.646       178,317
                                                                                      2011   1.424       1.427       222,994
                                                                                      2010   1.247       1.424       267,688
                                                                                      2009   0.797       1.247       260,201
                                                                                      2008   1.163       0.797       304,392
                                                                                      2007   1.184       1.163       359,284
                                                                                      2006   1.090       1.184       372,782
                                                                                      2005   1.086       1.090       220,396
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.037       1.029            --
                                                                                      2009   1.057       1.037     1,793,546
                                                                                      2008   1.052       1.057     1,897,518
                                                                                      2007   1.025       1.052     1,297,682
                                                                                      2006   1.001       1.025       671,961
                                                                                      2005   0.995       1.001        57,160
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.246       1.305            --
                                                                                      2006   1.078       1.246            --
                                                                                      2005   1.058       1.078            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.328       1.415            --
                                                                                      2006   1.202       1.328        67,097
                                                                                      2005   1.170       1.202        70,238
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.277       1.325            --
                                                                                      2006   1.112       1.277       508,027
                                                                                      2005   1.101       1.112       516,684
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.352       1.487            --
                                                                                      2006   1.231       1.352       437,900
                                                                                      2005   1.162       1.231       426,413
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.015       1.130        83,849
                                                                                      2013   1.000       1.015       192,324
                                                                                      2012   0.809       1.000       194,609
                                                                                      2011   0.873       0.809       231,019
                                                                                      2010   0.767       0.873       214,677
                                                                                      2009   0.580       0.767       186,063
                                                                                      2008   1.014       0.580       152,894
                                                                                      2007   1.216       1.014       118,066
                                                                                      2006   1.003       1.216        49,955
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.058       2.140            --
                                                                                      2013   1.629       2.058       134,911
                                                                                      2012   1.355       1.629       139,463
                                                                                      2011   1.494       1.355        99,426
                                                                                      2010   1.391       1.494       105,199
                                                                                      2009   0.993       1.391       132,089
                                                                                      2008   1.744       0.993       128,462
                                                                                      2007   1.366       1.744       101,458
                                                                                      2006   1.338       1.366        54,370
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.133       2.391        79,632

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.066       1.910       168,582
                                                                               2013   1.614       2.066       204,153
                                                                               2012   1.274       1.614       228,783
                                                                               2011   1.513       1.274       282,493
                                                                               2010   1.325       1.513       298,564
                                                                               2009   0.871       1.325       363,948
                                                                               2008   1.501       0.871       380,540
                                                                               2007   1.547       1.501       381,197
                                                                               2006   1.409       1.547       390,908
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.293       1.388       112,000
                                                                               2013   1.014       1.293       151,111
                                                                               2012   0.904       1.014       311,791
                                                                               2011   0.959       0.904       336,392
                                                                               2010   0.780       0.959       350,136
                                                                               2009   0.630       0.780       397,021
                                                                               2008   1.051       0.630       490,266
                                                                               2007   1.068       1.051       529,466
                                                                               2006   1.015       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.121       2.246       103,937
                                                                               2013   1.542       2.121       108,142
                                                                               2012   1.330       1.542        95,272
                                                                               2011   1.370       1.330        83,580
                                                                               2010   1.107       1.370        72,961
                                                                               2009   0.843       1.107         6,554
                                                                               2008   1.402       0.843         2,489
                                                                               2007   1.286       1.402         4,361
                                                                               2006   1.301       1.286         4,362
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.828       1.873         2,787
                                                                               2013   1.402       1.828         5,807
                                                                               2012   1.238       1.402         6,537
                                                                               2011   1.408       1.238         9,498
                                                                               2010   1.203       1.408         7,462
                                                                               2009   0.952       1.203         9,991
                                                                               2008   1.301       0.952         6,970
                                                                               2007   1.343       1.301         8,885
                                                                               2006   1.264       1.343         3,982
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.723       0.686            --
                                                                               2008   1.287       0.723       153,352
                                                                               2007   1.175       1.287       194,832
                                                                               2006   1.194       1.175       197,432
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.120       1.120            --
                                                                               2013   1.056       1.120            --
                                                                               2012   0.883       1.056       678,349
                                                                               2011   0.968       0.883       897,950
                                                                               2010   0.929       0.968       923,735
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.207       1.241        49,267
                                                                               2013   0.952       1.207        49,299
                                                                               2012   0.833       0.952        49,336
                                                                               2011   0.978       0.833        49,379
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.294       1.288       230,933
                                                                               2013   0.998       1.294       371,176
                                                                               2012   0.864       0.998       400,609
                                                                               2011   0.970       0.864       549,679
                                                                               2010   0.827       0.970       680,614
                                                                               2009   0.668       0.827       784,142
                                                                               2008   0.973       0.668       857,423
                                                                               2007   1.025       0.973       846,047
                                                                               2006   1.003       1.025       494,918
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.780       1.629       158,473
                                                                               2013   1.914       1.780       210,055
                                                                               2012   1.645       1.914       205,581
                                                                               2011   2.067       1.645       227,409
                                                                               2010   1.708       2.067       236,429
                                                                               2009   1.033       1.708       181,927
                                                                               2008   2.264       1.033       177,810
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.653       1.505        13,357

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.416       1.653        34,179
                                                                          2012   1.240       1.416        34,678
                                                                          2011   1.419       1.240        33,290
                                                                          2010   1.301       1.419        33,906
                                                                          2009   1.011       1.301        33,048
                                                                          2008   1.792       1.011        36,366
                                                                          2007   1.712       1.792        18,531
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.041       1.127            --
                                                                          2012   1.011       1.041        14,358
                                                                          2011   1.090       1.011        31,816
                                                                          2010   0.907       1.090        32,562
                                                                          2009   0.677       0.907        22,159
                                                                          2008   1.122       0.677        39,020
                                                                          2007   1.271       1.122        41,941
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.301       1.301        37,528
                                                                          2013   1.046       1.301       146,516
                                                                          2012   0.882       1.046       361,418
                                                                          2011   0.984       0.882       362,250
                                                                          2010   0.867       0.984       368,711
                                                                          2009   0.634       0.867       522,974
                                                                          2008   1.089       0.634       591,353
                                                                          2007   1.047       1.089       616,360
                                                                          2006   0.996       1.047       651,080
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.321       1.334       456,104
                                                                          2013   1.483       1.321       587,247
                                                                          2012   1.386       1.483       727,042
                                                                          2011   1.270       1.386       793,379
                                                                          2010   1.202       1.270       836,260
                                                                          2009   1.037       1.202       776,071
                                                                          2008   1.135       1.037       953,326
                                                                          2007   1.076       1.135     1,045,829
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.466       1.495       715,556
                                                                          2013   1.527       1.466       956,474
                                                                          2012   1.428       1.527     1,330,404
                                                                          2011   1.414       1.428     1,155,203
                                                                          2010   1.335       1.414     1,218,236
                                                                          2009   1.203       1.335     1,183,299
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.580       1.719         8,078
                                                                          2013   1.213       1.580         9,477
                                                                          2012   1.121       1.213        11,124
                                                                          2011   1.200       1.121        11,869
                                                                          2010   1.055       1.200         6,162
                                                                          2009   0.870       1.055         6,271
                                                                          2008   1.324       0.870        17,292
                                                                          2007   1.288       1.324        19,492
                                                                          2006   1.202       1.288        19,453
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.166       1.285            --
                                                                          2006   1.112       1.166        42,619
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.675       1.715       309,365
                                                                          2013   1.685       1.675       292,584
                                                                          2012   1.543       1.685       351,085
                                                                          2011   1.521       1.543       319,637
                                                                          2010   1.385       1.521       384,672
                                                                          2009   1.064       1.385       367,231
                                                                          2008   1.218       1.064       469,795
                                                                          2007   1.167       1.218       529,155
                                                                          2006   1.130       1.167       535,102
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.278       1.417       451,225
                                                                          2013   0.976       1.278       699,140
                                                                          2012   0.845       0.976       905,086
                                                                          2011   0.900       0.845     1,000,332
                                                                          2010   0.786       0.900     1,441,711
                                                                          2009   0.678       0.786     1,669,539
                                                                          2008   1.088       0.678     1,796,053
                                                                          2007   1.072       1.088     1,893,008
                                                                          2006   1.001       1.072     1,335,254
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.482       1.611        47,839

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.380       1.444            --
                                                                        2006   1.308       1.380        23,961
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.623       1.804        57,306
                                                                        2013   1.236       1.623        92,216
                                                                        2012   1.112       1.236        75,688
                                                                        2011   1.134       1.112        76,015
                                                                        2010   1.029       1.134        76,023
                                                                        2009   0.882       1.029        51,700
                                                                        2008   1.438       0.882        53,801
                                                                        2007   1.432       1.438        56,482
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.231       1.288        27,816
                                                                        2013   1.270       1.231        64,288
                                                                        2012   1.208       1.270        81,152
                                                                        2011   1.160       1.208       110,824
                                                                        2010   1.096       1.160        96,664
                                                                        2009   1.024       1.096       175,059
                                                                        2008   1.085       1.024       163,636
                                                                        2007   1.045       1.085       184,935
                                                                        2006   1.010       1.045       191,344
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.358       1.447        86,859
                                                                        2013   1.034       1.358       107,693
                                                                        2012   0.924       1.034       136,621
                                                                        2011   1.036       0.924       139,298
                                                                        2010   0.884       1.036       165,888
                                                                        2009   0.704       0.884       172,069
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.132       1.108       785,744
                                                                        2013   1.157       1.132       850,454
                                                                        2012   1.182       1.157     1,155,016
                                                                        2011   1.208       1.182     1,442,363
                                                                        2010   1.225       1.208     1,395,186
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.665       0.656            --
                                                                        2008   1.136       0.665         8,429
                                                                        2007   1.162       1.136        10,285
                                                                        2006   1.134       1.162         9,541
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.637       0.664            --
                                                                        2008   1.180       0.637        22,307
                                                                        2007   1.160       1.180        17,820
                                                                        2006   1.149       1.160        18,509
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.019       1.120            --
                                                                        2012   0.900       1.019        88,517
                                                                        2011   0.981       0.900        74,126
                                                                        2010   0.876       0.981        86,622
                                                                        2009   0.735       0.876        86,674
                                                                        2008   1.232       0.735       111,730
                                                                        2007   1.209       1.232       159,460
                                                                        2006   1.183       1.209       159,508
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.532       1.665            --
                                                                        2013   1.180       1.532        11,723
                                                                        2012   1.088       1.180        11,723
                                                                        2011   1.147       1.088            --
                                                                        2010   1.018       1.147            --
                                                                        2009   0.697       1.018            --
                                                                        2008   1.312       0.697           604
                                                                        2007   1.113       1.312         2,629
                                                                        2006   1.145       1.113         3,510
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.822       1.944            --
                                                                        2013   1.358       1.822            --
                                                                        2012   1.199       1.358            --
                                                                        2011   1.219       1.199            --
                                                                        2010   1.115       1.219            --
                                                                        2009   0.814       1.115            --
                                                                        2008   1.232       0.814            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.907       0.981            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2010   0.801       0.907        49,428
                                                                        2009   0.622       0.801        49,481
                                                                        2008   1.068       0.622        52,151
                                                                        2007   1.056       1.068        52,197
                                                                        2006   1.002       1.056        49,616
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.259       1.288        88,263
                                                                        2013   1.234       1.259       160,778
                                                                        2012   1.155       1.234       175,634
                                                                        2011   1.143       1.155       198,201
                                                                        2010   1.061       1.143       198,340
                                                                        2009   0.899       1.061       175,913
                                                                        2008   1.073       0.899       104,865
                                                                        2007   1.039       1.073        86,964
                                                                        2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.273       1.308        68,240
                                                                        2013   1.173       1.273       207,693
                                                                        2012   1.075       1.173       395,677
                                                                        2011   1.087       1.075       398,705
                                                                        2010   0.996       1.087       254,780
                                                                        2009   0.823       0.996       256,829
                                                                        2008   1.072       0.823       147,863
                                                                        2007   1.045       1.072       132,392
                                                                        2006   1.002       1.045       102,511
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.270       1.306       670,136
                                                                        2013   1.100       1.270     1,016,510
                                                                        2012   0.992       1.100       961,680
                                                                        2011   1.028       0.992       870,436
                                                                        2010   0.928       1.028       933,224
                                                                        2009   0.749       0.928       947,221
                                                                        2008   1.073       0.749       803,987
                                                                        2007   1.051       1.073     1,064,897
                                                                        2006   1.002       1.051     1,076,017
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.250       1.288       239,203
                                                                        2013   1.027       1.250       240,409
                                                                        2012   0.910       1.027     1,147,704
                                                                        2011   0.966       0.910     1,203,735
                                                                        2010   0.861       0.966     1,207,324
                                                                        2009   0.681       0.861     1,218,355
                                                                        2008   1.073       0.681     1,037,284
                                                                        2007   1.055       1.073     1,097,164
                                                                        2006   1.002       1.055     1,244,345
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.546       1.711        40,984
                                                                        2013   1.199       1.546        65,569
                                                                        2012   1.062       1.199        83,751
                                                                        2011   1.067       1.062        92,945
                                                                        2010   0.952       1.067       122,329
                                                                        2009   0.777       0.952       217,656
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.484       1.575       649,705
                                                                        2013   1.277       1.484       878,321
                                                                        2012   1.172       1.277     1,324,800
                                                                        2011   1.171       1.172     1,403,895
                                                                        2010   1.089       1.171     1,844,177
                                                                        2009   0.940       1.089     2,006,740
                                                                        2008   1.237       0.940     2,129,367
                                                                        2007   1.213       1.237     2,102,250
                                                                        2006   1.139       1.213     2,050,469
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.042       2.215            --
                                                                        2013   1.537       2.042            --
                                                                        2012   1.346       1.537            --
                                                                        2011   1.364       1.346            --
                                                                        2010   1.251       1.364            --
                                                                        2009   1.058       1.251            --
                                                                        2008   1.470       1.058            --
                                                                        2007   1.395       1.470       229,974
                                                                        2006   1.267       1.395       281,243
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.573       1.676        79,385

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.158
                                                                                           2012   0.997
                                                                                           2011   1.033
                                                                                           2010   0.904
                                                                                           2009   0.646
                                                                                           2008   1.137
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.320
                                                                                           2013   1.337
                                                                                           2012   1.228
                                                                                           2011   1.216
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.357
                                                                                           2013   1.040
                                                                                           2012   0.944
                                                                                           2011   1.071
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.052
                                                                                           2006   1.068
                                                                                           2005   1.069
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.163
                                                                                           2008   1.134
                                                                                           2007   1.065
                                                                                           2006   1.048
                                                                                           2005   1.045
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.593
                                                                                           2006   1.274
                                                                                           2005   1.160
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.436
                                                                                           2006   1.251
                                                                                           2005   1.194
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.124
                                                                                           2005   1.056
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.128
                                                                                           2005   1.103
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.117
                                                                                           2005   1.050
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.043
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.061
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.022
                                                                                           2005   1.030
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.234
                                                                                           2005   1.125
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.084
                                                                                           2005   1.075
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.105
                                                                                           2005   1.097
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.175
                                                                                           2005   1.127



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.573        82,880
                                                                                           1.158        86,749
                                                                                           0.997       113,429
                                                                                           1.033       117,981
                                                                                           0.904       122,647
                                                                                           0.646       175,390
                                                                                           1.137       179,670
                                                                                           1.065       205,614
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.360         5,705
                                                                                           1.320         5,710
                                                                                           1.337         5,716
                                                                                           1.228         5,722
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.466       458,987
                                                                                           1.357       566,583
                                                                                           1.040       602,181
                                                                                           0.944       888,085
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.072            --
                                                                                           1.052     1,146,453
                                                                                           1.068       971,994
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.200            --
                                                                                           1.163     1,261,097
                                                                                           1.134     1,471,005
                                                                                           1.065     1,468,286
                                                                                           1.048     1,014,696
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.721            --
                                                                                           1.593            --
                                                                                           1.274            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.531            --
                                                                                           1.436       264,350
                                                                                           1.251       217,053
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.194            --
                                                                                           1.124       222,683
 Travelers Equity Income Subaccount (11/99)............................................... 1.183            --
                                                                                           1.128       151,039
 Travelers Large Cap Subaccount (11/99)................................................... 1.149            --
                                                                                           1.117            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.140            --
                                                                                           1.074        43,634
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.029            --
                                                                                           1.027         7,282
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.078            --
                                                                                           1.043       816,886
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.105            --
                                                                                           1.061       828,359
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.052            --
                                                                                           1.034       106,970
 Travelers Managed Income Subaccount (11/99).............................................. 1.010            --
                                                                                           1.022       172,691
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.308            --
                                                                                           1.234        15,412
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.145            --
                                                                                           1.084         1,025
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.139            --
                                                                                           1.105     1,631,663
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.267            --
                                                                                           1.175       191,065

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.229       1.409            --
                                                                          2005   1.146       1.229       327,585
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.135       1.202            --
                                                                          2005   1.094       1.135        23,147
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.059       1.112            --
                                                                          2005   1.000       1.059        17,275
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.121       1.130            --
                                                                          2005   1.105       1.121       430,652
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.098       1.143            --
                                                                          2005   1.099       1.098         8,946
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.301            --
                                                                          2005   1.000       1.132        11,559
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104        11,183
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.095       1.134            --
                                                                          2005   1.038       1.095         8,838



                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.521       0.759            --
                                                                         2007   1.330       1.521        23,206
                                                                         2006   1.321       1.330        24,855
                                                                         2005   1.251       1.321        25,581
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.382       1.442            --
                                                                         2005   1.351       1.382       124,740
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.362       1.324            --
                                                                         2005   1.212       1.362         8,136
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.645       2.648        56,355
                                                                         2013   2.093       2.645        88,375
                                                                         2012   1.746       2.093        98,323
                                                                         2011   1.959       1.746       114,690
                                                                         2010   1.792       1.959       258,486
                                                                         2009   1.287       1.792       274,841
                                                                         2008   2.136       1.287       311,801
                                                                         2007   1.902       2.136       303,288
                                                                         2006   1.614       1.902       304,714
                                                                         2005   1.446       1.614       331,151
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.272       2.412       258,679
                                                                         2013   1.785       2.272       391,815
                                                                         2012   1.548       1.785       468,546
                                                                         2011   1.654       1.548       524,654
                                                                         2010   1.424       1.654       723,162
                                                                         2009   1.044       1.424       756,717
                                                                         2008   1.905       1.044       769,586
                                                                         2007   1.734       1.905       780,739
                                                                         2006   1.608       1.734       822,900
                                                                         2005   1.415       1.608       823,519
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.997       2.161       249,695

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.529       1.997       289,046
                                                                              2012   1.331       1.529       325,755
                                                                              2011   1.386       1.331       656,284
                                                                              2010   1.271       1.386       772,633
                                                                              2009   0.990       1.271       808,960
                                                                              2008   1.629       0.990       974,095
                                                                              2007   1.585       1.629     1,042,503
                                                                              2006   1.406       1.585     1,087,505
                                                                              2005   1.358       1.406     1,103,873
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.600       1.580            --
                                                                              2005   1.384       1.600         5,253
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.776       2.304            --
                                                                              2005   1.694       1.776        47,056
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.293       1.403            --
                                                                              2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.290       1.435            --
                                                                              2005   1.197       1.290        21,062
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.390       2.615        55,420
                                                                              2013   1.863       2.390        63,735
                                                                              2012   1.638       1.863       121,314
                                                                              2011   1.719       1.638       132,432
                                                                              2010   1.501       1.719       143,961
                                                                              2009   1.131       1.501       186,243
                                                                              2008   2.015       1.131       200,500
                                                                              2007   1.753       2.015       190,710
                                                                              2006   1.606       1.753       189,094
                                                                              2005   1.405       1.606       189,860
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.074       3.188        39,681
                                                                              2013   2.312       3.074        64,087
                                                                              2012   2.064       2.312        76,288
                                                                              2011   2.366       2.064        76,978
                                                                              2010   1.881       2.366        79,192
                                                                              2009   1.376       1.881        86,856
                                                                              2008   2.330       1.376        79,036
                                                                              2007   2.065       2.330        97,311
                                                                              2006   1.878       2.065       105,519
                                                                              2005   1.626       1.878        95,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.521       1.557         6,976
                                                                              2013   1.365       1.521         6,980
                                                                              2012   1.238       1.365       126,824
                                                                              2011   1.236       1.238       133,914
                                                                              2010   1.122       1.236       195,950
                                                                              2009   0.846       1.122       205,798
                                                                              2008   1.229       0.846       232,450
                                                                              2007   1.211       1.229       281,444
                                                                              2006   1.047       1.211        76,712
                                                                              2005   1.000       1.047            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.450       1.680            --
                                                                              2005   1.341       1.450       315,122
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.263       2.380         7,468
                                                                              2013   1.675       2.263         9,667
                                                                              2012   1.545       1.675        28,933
                                                                              2011   1.659       1.545        31,626
                                                                              2010   1.329       1.659        34,766
                                                                              2009   0.946       1.329        36,512
                                                                              2008   1.682       0.946        40,308
                                                                              2007   1.546       1.682        63,398
                                                                              2006   1.454       1.546        77,823
                                                                              2005   1.418       1.454        85,885
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.458       3.140            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.745       3.458        90,456
                                                                                   2006   2.190       2.745       114,480
                                                                                   2005   1.757       2.190       104,800
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.162       1.880        24,269
                                                                                   2013   1.797       2.162        31,854
                                                                                   2012   1.554       1.797        48,362
                                                                                   2011   1.778       1.554        55,062
                                                                                   2010   1.676       1.778        74,641
                                                                                   2009   1.251       1.676       111,002
                                                                                   2008   2.144       1.251       113,039
                                                                                   2007   1.899       2.144       146,322
                                                                                   2006   1.598       1.899       156,811
                                                                                   2005   1.483       1.598       151,260
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.526       1.818            --
                                                                                   2005   1.433       1.526        83,262
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.993       3.286         1,964
                                                                                   2013   2.317       2.993         4,505
                                                                                   2012   2.025       2.317        21,136
                                                                                   2011   2.105       2.025        21,279
                                                                                   2010   1.714       2.105        26,668
                                                                                   2009   1.213       1.714        26,776
                                                                                   2008   2.209       1.213        41,422
                                                                                   2007   1.855       2.209        44,966
                                                                                   2006   1.674       1.855        46,005
                                                                                   2005   1.527       1.674        54,680
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.519       1.696            --
                                                                                   2005   1.493       1.519        28,004
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.386       1.472            --
                                                                                   2006   1.320       1.386            --
                                                                                   2005   1.269       1.320        20,272
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.093       1.155            --
                                                                                   2009   0.924       1.093       618,938
                                                                                   2008   1.610       0.924       911,144
                                                                                   2007   1.569       1.610       944,938
                                                                                   2006   1.392       1.569       984,413
                                                                                   2005   1.336       1.392       752,594
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.453       2.889       109,998
                                                                                   2013   1.697       2.453       139,383
                                                                                   2012   1.461       1.697       146,105
                                                                                   2011   1.457       1.461       170,373
                                                                                   2010   1.192       1.457       194,294
                                                                                   2009   0.905       1.192       278,114
                                                                                   2008   1.553       0.905       289,925
                                                                                   2007   1.564       1.553       325,756
                                                                                   2006   1.470       1.564       375,378
                                                                                   2005   1.346       1.470       386,740
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.922       1.928            --
                                                                                   2013   1.487       1.922       111,108
                                                                                   2012   1.322       1.487       130,526
                                                                                   2011   1.440       1.322       147,242
                                                                                   2010   1.263       1.440       269,797
                                                                                   2009   0.998       1.263       309,144
                                                                                   2008   1.609       0.998       355,136
                                                                                   2007   1.624       1.609       383,497
                                                                                   2006   1.421       1.624       237,019
                                                                                   2005   1.386       1.421       273,709
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.028       2.202       130,346

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.451       1.539       245,837
                                                                                  2006   1.292       1.451       160,043
                                                                                  2005   1.267       1.292       169,407
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.998       0.980            --
                                                                                  2008   1.447       0.998        69,748
                                                                                  2007   1.451       1.447        69,797
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.269       1.338            --
                                                                                  2010   1.151       1.269       618,692
                                                                                  2009   0.839       1.151       618,045
                                                                                  2008   1.482       0.839       690,599
                                                                                  2007   1.488       1.482       811,458
                                                                                  2006   1.339       1.488       837,538
                                                                                  2005   1.300       1.339     1,043,177
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.260       1.366            --
                                                                                  2010   1.151       1.260        10,055
                                                                                  2009   0.964       1.151        12,630
                                                                                  2008   1.380       0.964        40,682
                                                                                  2007   1.325       1.380        50,761
                                                                                  2006   1.149       1.325        70,704
                                                                                  2005   1.176       1.149        70,512
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.836       2.040         1,078
                                                                                  2013   1.490       1.836         1,560
                                                                                  2012   1.334       1.490         3,637
                                                                                  2011   1.362       1.334         6,220
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.650       1.832       154,325
                                                                                  2013   1.342       1.650       172,878
                                                                                  2012   1.203       1.342       181,431
                                                                                  2011   1.141       1.203     1,092,366
                                                                                  2010   1.041       1.141     1,102,318
                                                                                  2009   0.867       1.041     1,159,041
                                                                                  2008   1.363       0.867     1,167,103
                                                                                  2007   1.323       1.363     1,312,042
                                                                                  2006   1.224       1.323     1,645,906
                                                                                  2005   1.200       1.224     1,653,764
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.060       2.297        14,454
                                                                                  2013   1.528       2.060        22,758
                                                                                  2012   1.298       1.528        24,554
                                                                                  2011   1.335       1.298        26,669
                                                                                  2010   1.243       1.335        29,487
                                                                                  2009   0.892       1.243        88,519
                                                                                  2008   1.455       0.892       117,723
                                                                                  2007   1.412       1.455       167,559
                                                                                  2006   1.380       1.412       179,366
                                                                                  2005   1.341       1.380       209,916
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.043       2.232        11,475
                                                                                  2013   1.577       2.043        11,484
                                                                                  2012   1.384       1.577        11,495
                                                                                  2011   1.348       1.384        17,435
                                                                                  2010   1.259       1.348        17,453
                                                                                  2009   1.034       1.259        17,473
                                                                                  2008   1.642       1.034        17,493
                                                                                  2007   1.615       1.642        28,456
                                                                                  2006   1.396       1.615         5,940
                                                                                  2005   1.340       1.396         5,943
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.456       2.598        23,023

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.828       2.456        24,587
                                                                                      2012   1.585       1.828        11,421
                                                                                      2011   1.686       1.585        12,314
                                                                                      2010   1.407       1.686        12,318
                                                                                      2009   1.058       1.407        12,322
                                                                                      2008   1.670       1.058        25,731
                                                                                      2007   1.594       1.670        37,018
                                                                                      2006   1.419       1.594        45,675
                                                                                      2005   1.339       1.419        68,673
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   3.204       3.262        37,377
                                                                                      2013   2.227       3.204        38,630
                                                                                      2012   1.906       2.227        40,801
                                                                                      2011   1.922       1.906        42,996
                                                                                      2010   1.570       1.922        45,607
                                                                                      2009   1.124       1.570        54,189
                                                                                      2008   1.938       1.124        63,710
                                                                                      2007   1.801       1.938        73,969
                                                                                      2006   1.632       1.801        49,057
                                                                                      2005   1.591       1.632        62,378
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.939       0.912            --
                                                                                      2008   1.536       0.939        15,168
                                                                                      2007   1.496       1.536        16,213
                                                                                      2006   1.329       1.496        29,531
                                                                                      2005   1.303       1.329        65,689
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.410       1.429            --
                                                                                      2006   1.284       1.410        80,583
                                                                                      2005   1.267       1.284        80,634
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.944       0.931            --
                                                                                      2010   0.884       0.944        25,171
                                                                                      2009   0.769       0.884        35,956
                                                                                      2008   0.998       0.769        45,268
                                                                                      2007   1.006       0.998        47,121
                                                                                      2006   0.988       1.006        82,653
                                                                                      2005   0.987       0.988       126,337
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.280       1.303            --
                                                                                      2010   1.174       1.280        35,186
                                                                                      2009   1.005       1.174        35,202
                                                                                      2008   1.190       1.005        36,891
                                                                                      2007   1.193       1.190        37,384
                                                                                      2006   1.157       1.193        40,392
                                                                                      2005   1.153       1.157       201,480
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.190       2.135        47,097
                                                                                      2013   2.050       2.190       128,610
                                                                                      2012   1.778       2.050       104,144
                                                                                      2011   1.775       1.778       337,196
                                                                                      2010   1.555       1.775       378,617
                                                                                      2009   0.994       1.555       379,467
                                                                                      2008   1.452       0.994       374,286
                                                                                      2007   1.479       1.452       585,793
                                                                                      2006   1.363       1.479       590,850
                                                                                      2005   1.358       1.363       626,720
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.010       1.003            --
                                                                                      2009   1.030       1.010       215,121
                                                                                      2008   1.026       1.030       558,620
                                                                                      2007   1.000       1.026       280,399
                                                                                      2006   0.977       1.000       300,741
                                                                                      2005   0.971       0.977        77,966
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.627       1.704            --
                                                                                      2006   1.408       1.627       171,439
                                                                                      2005   1.383       1.408       184,824
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.735       1.848            --
                                                                                      2006   1.571       1.735        35,833
                                                                                      2005   1.531       1.571        88,211
Lord Abbett Series Fund, Inc.

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.581       1.640            --
                                                                          2006   1.378       1.581       151,441
                                                                          2005   1.364       1.378       165,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.767       1.944            --
                                                                          2006   1.610       1.767       147,747
                                                                          2005   1.520       1.610       165,932
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
                                                                          2006   1.003       1.215        82,139
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
                                                                          2006   1.580       1.613         5,443
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.559       2.365        15,774
                                                                          2013   2.000       2.559        35,982
                                                                          2012   1.579       2.000        73,757
                                                                          2011   1.877       1.579        77,325
                                                                          2010   1.644       1.877        93,640
                                                                          2009   1.081       1.644        94,460
                                                                          2008   1.865       1.081        59,331
                                                                          2007   1.922       1.865        58,425
                                                                          2006   1.752       1.922        72,912
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.288       1.382        96,351
                                                                          2013   1.011       1.288       104,356
                                                                          2012   0.901       1.011       115,813
                                                                          2011   0.956       0.901       141,667
                                                                          2010   0.779       0.956       173,048
                                                                          2009   0.629       0.779       188,702
                                                                          2008   1.051       0.629       214,151
                                                                          2007   1.068       1.051       254,416
                                                                          2006   1.015       1.068         4,159
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.112       2.235        34,858
                                                                          2013   1.536       2.112        35,063
                                                                          2012   1.325       1.536        31,097
                                                                          2011   1.366       1.325        20,473
                                                                          2010   1.104       1.366        23,098
                                                                          2009   0.841       1.104            --
                                                                          2008   1.400       0.841            --
                                                                          2007   1.285       1.400            --
                                                                          2006   1.300       1.285            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.820       1.864            --
                                                                          2013   1.396       1.820            --
                                                                          2012   1.234       1.396            --
                                                                          2011   1.404       1.234            --
                                                                          2010   1.201       1.404            --
                                                                          2009   0.951       1.201            --
                                                                          2008   1.300       0.951            --
                                                                          2007   1.342       1.300            --
                                                                          2006   1.264       1.342            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.870       0.826            --
                                                                          2008   1.551       0.870        73,365
                                                                          2007   1.417       1.551        77,196
                                                                          2006   1.440       1.417        80,378
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.395       1.395            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.316       1.395            --
                                                                               2012   1.100       1.316       515,826
                                                                               2011   1.208       1.100       616,920
                                                                               2010   1.159       1.208       618,821
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
                                                                               2006   1.003       1.025        84,786
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.465       2.254        57,489
                                                                               2013   2.652       2.465        65,550
                                                                               2012   2.281       2.652        63,140
                                                                               2011   2.868       2.281        70,507
                                                                               2010   2.371       2.868        80,002
                                                                               2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.015       1.834            --
                                                                               2013   1.727       2.015            --
                                                                               2012   1.513       1.727            --
                                                                               2011   1.732       1.513            --
                                                                               2010   1.590       1.732            --
                                                                               2009   1.235       1.590            --
                                                                               2008   2.191       1.235            --
                                                                               2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.037       1.122            --
                                                                               2012   1.007       1.037         2,770
                                                                               2011   1.087       1.007         2,771
                                                                               2010   0.905       1.087         2,773
                                                                               2009   0.676       0.905         2,774
                                                                               2008   1.120       0.676        16,021
                                                                               2007   1.269       1.120        14,166
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.296       1.295       433,586
                                                                               2013   1.042       1.296       523,281
                                                                               2012   0.879       1.042        37,849
                                                                               2011   0.981       0.879        41,096
                                                                               2010   0.865       0.981        46,089
                                                                               2009   0.633       0.865        85,127
                                                                               2008   1.088       0.633       110,071
                                                                               2007   1.047       1.088       133,447
                                                                               2006   0.996       1.047       139,807
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.367       1.380        47,570
                                                                               2013   1.535       1.367        50,436
                                                                               2012   1.435       1.535       101,482
                                                                               2011   1.316       1.435       120,259
                                                                               2010   1.246       1.316       136,275
                                                                               2009   1.076       1.246       135,430
                                                                               2008   1.178       1.076       147,266
                                                                               2007   1.117       1.178       189,644
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.892       2.057        11,429
                                                                               2013   1.453       1.892        13,233
                                                                               2012   1.343       1.453        27,692
                                                                               2011   1.439       1.343        13,252
                                                                               2010   1.265       1.439        13,608
                                                                               2009   1.044       1.265        30,441
                                                                               2008   1.589       1.044         6,940
                                                                               2007   1.547       1.589         5,074
                                                                               2006   1.445       1.547         5,084
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.165       1.284            --
                                                                               2006   1.112       1.165            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
                                                                          2006   1.308       1.350         8,500
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.273       1.411       352,166
                                                                          2013   0.973       1.273       518,173
                                                                          2012   0.843       0.973       587,191
                                                                          2011   0.898       0.843       622,100
                                                                          2010   0.784       0.898       657,155
                                                                          2009   0.677       0.784       683,746
                                                                          2008   1.087       0.677       734,684
                                                                          2007   1.072       1.087       656,439
                                                                          2006   1.001       1.072       534,829
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.931       2.098        71,502
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.602       1.676            --
                                                                          2006   1.519       1.602       134,128
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.086        70,928
                                                                          2013   1.430       1.877        76,181
                                                                          2012   1.288       1.430        82,934
                                                                          2011   1.314       1.288        93,475
                                                                          2010   1.193       1.314       109,013
                                                                          2009   1.023       1.193       147,468
                                                                          2008   1.668       1.023       139,391
                                                                          2007   1.662       1.668       126,496
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.288       1.347        27,084
                                                                          2013   1.329       1.288       161,000
                                                                          2012   1.265       1.329        46,305
                                                                          2011   1.215       1.265        65,299
                                                                          2010   1.148       1.215        74,426
                                                                          2009   1.074       1.148       123,737
                                                                          2008   1.139       1.074       117,872
                                                                          2007   1.097       1.139       105,202
                                                                          2006   1.061       1.097       114,682
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.477       1.445        19,691
                                                                          2013   1.510       1.477        22,280
                                                                          2012   1.544       1.510        69,998
                                                                          2011   1.578       1.544       100,603
                                                                          2010   1.602       1.578       131,188
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.771       0.761            --
                                                                          2008   1.319       0.771            --
                                                                          2007   1.349       1.319         6,394
                                                                          2006   1.318       1.349            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.744       0.775            --
                                                                          2008   1.379       0.744       114,994
                                                                          2007   1.356       1.379       116,556
                                                                          2006   1.343       1.356       119,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.216       1.336            --
                                                                          2012   1.075       1.216        20,201
                                                                          2011   1.172       1.075        29,841
                                                                          2010   1.047       1.172        64,936
                                                                          2009   0.879       1.047        68,435
                                                                          2008   1.474       0.879        72,634
                                                                          2007   1.447       1.474       107,201
                                                                          2006   1.417       1.447       119,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   2.069       2.247        24,633

                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.594       2.069        26,078
                                                                       2012   1.470       1.594        34,420
                                                                       2011   1.551       1.470        36,014
                                                                       2010   1.377       1.551        37,512
                                                                       2009   0.943       1.377        40,342
                                                                       2008   1.777       0.943        44,812
                                                                       2007   1.509       1.777        47,451
                                                                       2006   1.552       1.509        49,974
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.141       2.284         4,520
                                                                       2013   1.597       2.141         5,166
                                                                       2012   1.410       1.597         5,930
                                                                       2011   1.434       1.410         6,831
                                                                       2010   1.314       1.434         7,761
                                                                       2009   0.959       1.314         8,986
                                                                       2008   1.452       0.959        10,314
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                       2010   0.799       0.905            --
                                                                       2009   0.621       0.799            --
                                                                       2008   1.067       0.621            --
                                                                       2007   1.056       1.067            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282            --
                                                                       2013   1.230       1.254            --
                                                                       2012   1.151       1.230            --
                                                                       2011   1.140       1.151            --
                                                                       2010   1.059       1.140            --
                                                                       2009   0.898       1.059            --
                                                                       2008   1.072       0.898            --
                                                                       2007   1.038       1.072            --
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302        22,791
                                                                       2013   1.169       1.268        24,130
                                                                       2012   1.072       1.169        25,556
                                                                       2011   1.085       1.072        27,089
                                                                       2010   0.994       1.085        71,993
                                                                       2009   0.822       0.994        73,684
                                                                       2008   1.071       0.822        75,677
                                                                       2007   1.045       1.071        43,320
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300       158,043
                                                                       2013   1.096       1.265       158,043
                                                                       2012   0.989       1.096       340,543
                                                                       2011   1.025       0.989       444,856
                                                                       2010   0.926       1.025       321,497
                                                                       2009   0.748       0.926       327,227
                                                                       2008   1.072       0.748         6,664
                                                                       2007   1.050       1.072            --
                                                                       2006   1.002       1.050            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282            --
                                                                       2013   1.024       1.245            --
                                                                       2012   0.907       1.024            --
                                                                       2011   0.964       0.907            --
                                                                       2010   0.859       0.964            --
                                                                       2009   0.680       0.859            --
                                                                       2008   1.072       0.680            --
                                                                       2007   1.055       1.072        32,231
                                                                       2006   1.002       1.055            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.650       1.750        13,477
                                                                       2013   1.421       1.650        90,391
                                                                       2012   1.304       1.421       107,881
                                                                       2011   1.304       1.304       147,691
                                                                       2010   1.214       1.304       293,121
                                                                       2009   1.048       1.214       299,738
                                                                       2008   1.379       1.048       319,570
                                                                       2007   1.354       1.379       348,319
                                                                       2006   1.271       1.354       364,487
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.026       2.196            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.526
                                                                                           2012   1.337
                                                                                           2011   1.356
                                                                                           2010   1.244
                                                                                           2009   1.052
                                                                                           2008   1.453
                                                                                           2007   1.380
                                                                                           2006   1.254
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.414
                                                                                           2013   1.433
                                                                                           2012   1.317
                                                                                           2011   1.304
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.689
                                                                                           2013   1.295
                                                                                           2012   1.176
                                                                                           2011   1.335
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.092
                                                                                           2006   1.109
                                                                                           2005   1.110
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.184
                                                                                           2008   1.155
                                                                                           2007   1.086
                                                                                           2006   1.069
                                                                                           2005   1.067
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.949
                                                                                           2006   1.560
                                                                                           2005   1.421
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.121
                                                                                           2006   1.848
                                                                                           2005   1.765
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.355
                                                                                           2005   1.274
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.351
                                                                                           2005   1.322
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.306
                                                                                           2005   1.228
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.042
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.061
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.073
                                                                                           2005   1.082
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.433



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.026            --
                                                                                           1.526            --
                                                                                           1.337            --
                                                                                           1.356            --
                                                                                           1.244            --
                                                                                           1.052            --
                                                                                           1.453        31,954
                                                                                           1.380        10,775
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.668         5,441
                                                                                           1.567         5,796
                                                                                           1.154         6,228
                                                                                           0.994        17,658
                                                                                           1.030        18,206
                                                                                           0.902        18,823
                                                                                           0.645        20,571
                                                                                           1.136        10,994
                                                                                           1.064        11,006
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.456        11,592
                                                                                           1.414        34,047
                                                                                           1.433        34,263
                                                                                           1.317        34,504
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.824        43,742
                                                                                           1.689        43,746
                                                                                           1.295       105,332
                                                                                           1.176       590,312
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.112            --
                                                                                           1.092       299,745
                                                                                           1.109       430,006
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.221            --
                                                                                           1.184       553,011
                                                                                           1.155       526,678
                                                                                           1.086       638,934
                                                                                           1.069       654,436
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.106            --
                                                                                           1.949         2,316
                                                                                           1.560            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.261            --
                                                                                           2.121        56,570
                                                                                           1.848        55,526
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.440            --
                                                                                           1.355        96,363
 Travelers Equity Income Subaccount (11/99)............................................... 1.417            --
                                                                                           1.351       119,906
 Travelers Large Cap Subaccount (11/99)................................................... 1.343            --
                                                                                           1.306         8,717
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.139            --
                                                                                           1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.029            --
                                                                                           1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.077            --
                                                                                           1.042            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.104            --
                                                                                           1.061            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.052            --
                                                                                           1.034            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.061            --
                                                                                           1.073       297,459
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.519            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.308       1.433       150,031
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.469       1.552            --
                                                                          2005   1.457       1.469        52,606
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.234       1.271            --
                                                                          2005   1.225       1.234       381,492
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.163       1.254            --
                                                                          2005   1.116       1.163         6,545
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.528       1.752            --
                                                                          2005   1.426       1.528        72,663
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.364       1.445            --
                                                                          2005   1.316       1.364        28,836
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.058       1.112            --
                                                                          2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.298       1.308            --
                                                                          2005   1.280       1.298         8,500
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.353       1.409            --
                                                                          2005   1.355       1.353       108,946
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.300            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.272       1.318            --
                                                                          2005   1.206       1.272            --



                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.416       1.348            --
                                                                         2007   1.238       1.416        10,911
                                                                         2006   1.231       1.238        10,912
                                                                         2005   1.167       1.231        10,914
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.245       1.298            --
                                                                         2005   1.217       1.245        39,726
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.299       1.262            --
                                                                         2005   1.157       1.299        24,077
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.398       2.399       169,171
                                                                         2013   1.898       2.398       194,862
                                                                         2012   1.584       1.898       237,852
                                                                         2011   1.778       1.584       240,099
                                                                         2010   1.628       1.778       319,479
                                                                         2009   1.170       1.628       333,685
                                                                         2008   1.942       1.170       588,942
                                                                         2007   1.730       1.942       667,090
                                                                         2006   1.469       1.730       713,640
                                                                         2005   1.317       1.469       649,004
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.020       2.143       158,378

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.588       2.020       195,380
                                                                              2012   1.378       1.588       257,129
                                                                              2011   1.472       1.378       268,268
                                                                              2010   1.268       1.472       385,246
                                                                              2009   0.930       1.268       410,376
                                                                              2008   1.699       0.930       761,928
                                                                              2007   1.546       1.699       912,461
                                                                              2006   1.435       1.546       965,463
                                                                              2005   1.263       1.435       902,070
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.810       1.958       366,763
                                                                              2013   1.386       1.810       408,140
                                                                              2012   1.207       1.386       484,056
                                                                              2011   1.258       1.207       511,715
                                                                              2010   1.154       1.258       628,662
                                                                              2009   0.900       1.154       653,851
                                                                              2008   1.480       0.900       706,237
                                                                              2007   1.442       1.480       925,159
                                                                              2006   1.280       1.442     1,159,994
                                                                              2005   1.237       1.280     1,079,791
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.545       1.526            --
                                                                              2005   1.337       1.545            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.538       1.994            --
                                                                              2005   1.467       1.538            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.291       1.401            --
                                                                              2005   1.199       1.291            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.289       1.433            --
                                                                              2005   1.197       1.289         5,887
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.178       2.382        61,361
                                                                              2013   1.699       2.178        56,311
                                                                              2012   1.494       1.699        68,089
                                                                              2011   1.569       1.494        62,783
                                                                              2010   1.371       1.569       117,138
                                                                              2009   1.033       1.371       120,754
                                                                              2008   1.842       1.033        86,291
                                                                              2007   1.603       1.842       102,798
                                                                              2006   1.469       1.603        89,280
                                                                              2005   1.286       1.469        91,262
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.745       2.846        58,690
                                                                              2013   2.066       2.745        54,960
                                                                              2012   1.845       2.066        87,464
                                                                              2011   2.117       1.845        83,701
                                                                              2010   1.684       2.117        88,533
                                                                              2009   1.232       1.684        91,954
                                                                              2008   2.087       1.232       106,717
                                                                              2007   1.851       2.087       149,602
                                                                              2006   1.684       1.851       248,165
                                                                              2005   1.459       1.684       275,347
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.515       1.549        62,553
                                                                              2013   1.359       1.515        63,318
                                                                              2012   1.234       1.359       109,732
                                                                              2011   1.233       1.234       114,939
                                                                              2010   1.119       1.233       121,732
                                                                              2009   0.844       1.119       129,114
                                                                              2008   1.227       0.844       131,439
                                                                              2007   1.210       1.227       128,514
                                                                              2006   1.047       1.210        72,427
                                                                              2005   1.000       1.047        72,427
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.329       1.539            --
                                                                              2005   1.230       1.329       536,172
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.064       2.169        10,145

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.528       2.064        10,261
                                                                                   2012   1.410       1.528        18,781
                                                                                   2011   1.515       1.410        18,700
                                                                                   2010   1.214       1.515        20,784
                                                                                   2009   0.865       1.214        21,838
                                                                                   2008   1.538       0.865        48,340
                                                                                   2007   1.414       1.538       112,620
                                                                                   2006   1.331       1.414        88,165
                                                                                   2005   1.299       1.331        95,564
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.024       2.745            --
                                                                                   2007   2.402       3.024       119,543
                                                                                   2006   1.917       2.402       115,098
                                                                                   2005   1.539       1.917       109,810
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.976       1.717        56,409
                                                                                   2013   1.644       1.976        65,127
                                                                                   2012   1.422       1.644       117,996
                                                                                   2011   1.627       1.422       117,674
                                                                                   2010   1.535       1.627       144,247
                                                                                   2009   1.146       1.535       152,139
                                                                                   2008   1.966       1.146       183,109
                                                                                   2007   1.742       1.966       217,229
                                                                                   2006   1.467       1.742       284,043
                                                                                   2005   1.361       1.467       273,653
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.401       1.669            --
                                                                                   2005   1.316       1.401       112,431
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.623       2.878            --
                                                                                   2013   2.031       2.623         4,194
                                                                                   2012   1.776       2.031         4,199
                                                                                   2011   1.847       1.776         4,204
                                                                                   2010   1.505       1.847         4,211
                                                                                   2009   1.066       1.505         4,218
                                                                                   2008   1.941       1.066        25,546
                                                                                   2007   1.631       1.941        21,320
                                                                                   2006   1.472       1.631            --
                                                                                   2005   1.344       1.472            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.339       1.494            --
                                                                                   2005   1.317       1.339         4,326
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.262       1.341            --
                                                                                   2006   1.203       1.262            --
                                                                                   2005   1.157       1.203            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.002       1.059            --
                                                                                   2009   0.848       1.002        19,376
                                                                                   2008   1.478       0.848        19,638
                                                                                   2007   1.441       1.478        23,852
                                                                                   2006   1.280       1.441        24,348
                                                                                   2005   1.228       1.280        95,390
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.214       2.606       125,358
                                                                                   2013   1.532       2.214       156,099
                                                                                   2012   1.320       1.532       226,714
                                                                                   2011   1.318       1.320       237,893
                                                                                   2010   1.078       1.318       329,717
                                                                                   2009   0.819       1.078       367,410
                                                                                   2008   1.406       0.819       576,859
                                                                                   2007   1.417       1.406       720,650
                                                                                   2006   1.332       1.417       867,292
                                                                                   2005   1.220       1.332       820,716
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.705       1.711            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.320       1.705       105,535
                                                                                  2012   1.174       1.320       178,760
                                                                                  2011   1.280       1.174       183,195
                                                                                  2010   1.123       1.280       234,195
                                                                                  2009   0.888       1.123       252,250
                                                                                  2008   1.432       0.888       515,258
                                                                                  2007   1.446       1.432       563,039
                                                                                  2006   1.266       1.446       619,231
                                                                                  2005   1.236       1.266       606,974
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.897       2.058       131,236
                                                                                  2013   1.492       1.897       153,595
                                                                                  2012   1.316       1.492       187,541
                                                                                  2011   1.312       1.316       194,704
                                                                                  2010   1.191       1.312       238,586
                                                                                  2009   0.998       1.191       266,847
                                                                                  2008   1.444       0.998       277,859
                                                                                  2007   1.362       1.444       299,459
                                                                                  2006   1.213       1.362       306,321
                                                                                  2005   1.190       1.213       347,864
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.921       0.904            --
                                                                                  2008   1.334       0.921        44,688
                                                                                  2007   1.338       1.334        44,729
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.144       1.206            --
                                                                                  2010   1.039       1.144       551,555
                                                                                  2009   0.758       1.039       604,140
                                                                                  2008   1.339       0.758       643,163
                                                                                  2007   1.345       1.339       824,132
                                                                                  2006   1.210       1.345       845,474
                                                                                  2005   1.176       1.210     1,323,747
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.188       1.288            --
                                                                                  2010   1.086       1.188            --
                                                                                  2009   0.910       1.086            --
                                                                                  2008   1.303       0.910            --
                                                                                  2007   1.252       1.303        30,439
                                                                                  2006   1.086       1.252        32,043
                                                                                  2005   1.113       1.086        32,776
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.728       1.920            --
                                                                                  2013   1.403       1.728            --
                                                                                  2012   1.257       1.403            --
                                                                                  2011   1.284       1.257            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.529       1.697       194,350
                                                                                  2013   1.244       1.529       202,746
                                                                                  2012   1.116       1.244       325,874
                                                                                  2011   1.060       1.116       327,896
                                                                                  2010   0.967       1.060       436,839
                                                                                  2009   0.806       0.967       439,371
                                                                                  2008   1.268       0.806       450,637
                                                                                  2007   1.231       1.268       625,901
                                                                                  2006   1.139       1.231       641,804
                                                                                  2005   1.117       1.139       675,708
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.753       1.954        17,084
                                                                                  2013   1.300       1.753        22,540
                                                                                  2012   1.105       1.300        24,555
                                                                                  2011   1.138       1.105        25,852
                                                                                  2010   1.060       1.138        63,205
                                                                                  2009   0.761       1.060        83,865
                                                                                  2008   1.241       0.761        91,001
                                                                                  2007   1.206       1.241        96,776
                                                                                  2006   1.179       1.206        97,029
                                                                                  2005   1.146       1.179       105,360
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.878       2.051        17,370

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.451       1.878        17,370
                                                                                      2012   1.274       1.451        17,370
                                                                                      2011   1.241       1.274        17,370
                                                                                      2010   1.160       1.241        17,370
                                                                                      2009   0.953       1.160        17,370
                                                                                      2008   1.513       0.953        17,370
                                                                                      2007   1.490       1.513        17,370
                                                                                      2006   1.288       1.490        17,370
                                                                                      2005   1.237       1.288        17,370
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.282       2.413            --
                                                                                      2013   1.699       2.282         7,462
                                                                                      2012   1.474       1.699        15,944
                                                                                      2011   1.569       1.474        16,529
                                                                                      2010   1.310       1.569        41,324
                                                                                      2009   0.985       1.310        45,691
                                                                                      2008   1.557       0.985        38,022
                                                                                      2007   1.486       1.557        57,420
                                                                                      2006   1.324       1.486        60,264
                                                                                      2005   1.250       1.324        86,613
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.788       2.838        15,379
                                                                                      2013   1.939       2.788        38,052
                                                                                      2012   1.661       1.939        53,633
                                                                                      2011   1.676       1.661        55,382
                                                                                      2010   1.369       1.676        79,846
                                                                                      2009   0.981       1.369        86,805
                                                                                      2008   1.692       0.981       243,448
                                                                                      2007   1.573       1.692       245,673
                                                                                      2006   1.426       1.573       191,147
                                                                                      2005   1.391       1.426       202,900
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.875       0.850            --
                                                                                      2008   1.432       0.875         4,723
                                                                                      2007   1.396       1.432         7,992
                                                                                      2006   1.240       1.396         8,267
                                                                                      2005   1.217       1.240         8,273
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.301       1.318            --
                                                                                      2006   1.185       1.301        44,762
                                                                                      2005   1.171       1.185        76,773
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.940       0.927            --
                                                                                      2010   0.881       0.940        56,324
                                                                                      2009   0.767       0.881        64,796
                                                                                      2008   0.995       0.767         4,380
                                                                                      2007   1.005       0.995        35,730
                                                                                      2006   0.987       1.005        37,783
                                                                                      2005   0.986       0.987        39,156
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.221       1.243            --
                                                                                      2010   1.120       1.221       141,247
                                                                                      2009   0.960       1.120       141,825
                                                                                      2008   1.136       0.960        76,878
                                                                                      2007   1.140       1.136        89,038
                                                                                      2006   1.106       1.140        97,979
                                                                                      2005   1.103       1.106       126,528
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.908       1.860        28,463
                                                                                      2013   1.787       1.908        45,533
                                                                                      2012   1.551       1.787        69,407
                                                                                      2011   1.549       1.551        68,792
                                                                                      2010   1.358       1.549        89,987
                                                                                      2009   0.869       1.358        87,139
                                                                                      2008   1.269       0.869       114,064
                                                                                      2007   1.294       1.269       185,393
                                                                                      2006   1.192       1.294       218,345
                                                                                      2005   1.189       1.192       265,933
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.016       1.009            --
                                                                                      2009   1.037       1.016       312,506
                                                                                      2008   1.034       1.037       799,459
                                                                                      2007   1.008       1.034       717,293
                                                                                      2006   0.985       1.008       704,287
                                                                                      2005   0.980       0.985       445,314

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.455       1.523            --
                                                                          2006   1.260       1.455        22,448
                                                                          2005   1.238       1.260        22,454
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.579       1.681            --
                                                                          2006   1.430       1.579        57,763
                                                                          2005   1.394       1.430        81,481
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.453       1.507            --
                                                                          2006   1.267       1.453       251,756
                                                                          2005   1.255       1.267       254,259
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.627       1.789            --
                                                                          2006   1.483       1.627       168,726
                                                                          2005   1.401       1.483       175,143
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.008       1.120        92,282
                                                                          2013   0.993       1.008        92,285
                                                                          2012   0.804       0.993        92,288
                                                                          2011   0.869       0.804        92,291
                                                                          2010   0.764       0.869        92,294
                                                                          2009   0.578       0.764        92,297
                                                                          2008   1.012       0.578           837
                                                                          2007   1.215       1.012        82,855
                                                                          2006   1.003       1.215        79,157
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.329       2.421            --
                                                                          2013   1.845       2.329         3,753
                                                                          2012   1.537       1.845         3,756
                                                                          2011   1.696       1.537         3,760
                                                                          2010   1.581       1.696         3,764
                                                                          2009   1.129       1.581         3,768
                                                                          2008   1.986       1.129         3,773
                                                                          2007   1.557       1.986            --
                                                                          2006   1.526       1.557            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.414       2.704         3,749
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.340       2.162        49,073
                                                                          2013   1.830       2.340        55,014
                                                                          2012   1.446       1.830        85,113
                                                                          2011   1.719       1.446        84,035
                                                                          2010   1.507       1.719        87,013
                                                                          2009   0.991       1.507        93,730
                                                                          2008   1.711       0.991        83,450
                                                                          2007   1.765       1.711       104,545
                                                                          2006   1.608       1.765       108,737
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.283       1.376        89,297
                                                                          2013   1.007       1.283       113,516
                                                                          2012   0.898       1.007       196,810
                                                                          2011   0.954       0.898       200,319
                                                                          2010   0.777       0.954       219,225
                                                                          2009   0.628       0.777       218,409
                                                                          2008   1.050       0.628       236,357
                                                                          2007   1.067       1.050       257,149
                                                                          2006   1.015       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.103       2.224         3,991
                                                                          2013   1.530       2.103         3,993
                                                                          2012   1.321       1.530         3,995
                                                                          2011   1.362       1.321         3,998
                                                                          2010   1.102       1.362        27,182
                                                                          2009   0.840       1.102        31,057
                                                                          2008   1.399       0.840         4,008
                                                                          2007   1.284       1.399            --
                                                                          2006   1.299       1.284            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.812       1.855         8,531

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.391       1.812         8,531
                                                                               2012   1.230       1.391         8,531
                                                                               2011   1.400       1.230         8,534
                                                                               2010   1.198       1.400         8,539
                                                                               2009   0.949       1.198         8,543
                                                                               2008   1.298       0.949         8,548
                                                                               2007   1.341       1.298        19,273
                                                                               2006   1.263       1.341        16,757
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.806       0.765            --
                                                                               2008   1.438       0.806        64,859
                                                                               2007   1.314       1.438        99,540
                                                                               2006   1.336       1.314        99,554
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.277       1.277            --
                                                                               2013   1.205       1.277            --
                                                                               2012   1.008       1.205        17,590
                                                                               2011   1.107       1.008        17,590
                                                                               2010   1.063       1.107        19,164
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.197       1.230            --
                                                                               2013   0.946       1.197            --
                                                                               2012   0.829       0.946            --
                                                                               2011   0.973       0.829            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.284       1.277       148,776
                                                                               2013   0.991       1.284       175,043
                                                                               2012   0.860       0.991       207,144
                                                                               2011   0.966       0.860       218,826
                                                                               2010   0.824       0.966       275,096
                                                                               2009   0.666       0.824       286,770
                                                                               2008   0.971       0.666       718,121
                                                                               2007   1.024       0.971       724,208
                                                                               2006   1.003       1.024        14,627
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.149       1.965        14,939
                                                                               2013   2.314       2.149        25,376
                                                                               2012   1.990       2.314        29,005
                                                                               2011   2.504       1.990        30,779
                                                                               2010   2.071       2.504        30,860
                                                                               2009   1.254       2.071        28,210
                                                                               2008   2.749       1.254        40,659
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.892       1.721            --
                                                                               2013   1.622       1.892            --
                                                                               2012   1.422       1.622            --
                                                                               2011   1.629       1.422            --
                                                                               2010   1.495       1.629            --
                                                                               2009   1.162       1.495            --
                                                                               2008   2.063       1.162         9,787
                                                                               2007   1.973       2.063         9,787
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.034       1.118            --
                                                                               2012   1.004       1.034            --
                                                                               2011   1.084       1.004            --
                                                                               2010   0.903       1.084            --
                                                                               2009   0.675       0.903            --
                                                                               2008   1.119       0.675            --
                                                                               2007   1.268       1.119        31,793
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.291       1.289            --
                                                                               2013   1.039       1.291            --
                                                                               2012   0.877       1.039         3,081
                                                                               2011   0.979       0.877         3,296
                                                                               2010   0.864       0.979         3,536
                                                                               2009   0.632       0.864         3,791
                                                                               2008   1.087       0.632         7,519
                                                                               2007   1.046       1.087       170,405
                                                                               2006   0.996       1.046       173,506
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.364       1.376       105,488

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.532       1.364       105,944
                                                                          2012   1.434       1.532       106,296
                                                                          2011   1.315       1.434       109,369
                                                                          2010   1.245       1.315       149,736
                                                                          2009   1.076       1.245       110,434
                                                                          2008   1.179       1.076       142,035
                                                                          2007   1.118       1.179       179,602
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.459       1.486       335,999
                                                                          2013   1.521       1.459       347,410
                                                                          2012   1.424       1.521       391,209
                                                                          2011   1.411       1.424       394,049
                                                                          2010   1.334       1.411       579,578
                                                                          2009   1.203       1.334       498,564
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.751       1.903        28,429
                                                                          2013   1.346       1.751        29,730
                                                                          2012   1.245       1.346        30,903
                                                                          2011   1.334       1.245        32,591
                                                                          2010   1.174       1.334        33,901
                                                                          2009   0.969       1.174        35,173
                                                                          2008   1.476       0.969        70,031
                                                                          2007   1.437       1.476        78,971
                                                                          2006   1.343       1.437        79,777
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164       1.283            --
                                                                          2006   1.111       1.164         9,295
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.757       1.797        96,203
                                                                          2013   1.770       1.757        93,715
                                                                          2012   1.622       1.770        98,420
                                                                          2011   1.600       1.622        99,043
                                                                          2010   1.459       1.600       118,762
                                                                          2009   1.121       1.459       163,774
                                                                          2008   1.285       1.121       164,000
                                                                          2007   1.232       1.285       124,997
                                                                          2006   1.195       1.232        17,465
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.268       1.404       264,511
                                                                          2013   0.969       1.268       321,654
                                                                          2012   0.841       0.969       369,712
                                                                          2011   0.896       0.841       388,552
                                                                          2010   0.783       0.896       479,905
                                                                          2009   0.676       0.783       507,699
                                                                          2008   1.086       0.676       532,630
                                                                          2007   1.071       1.086     1,031,639
                                                                          2006   1.001       1.071       842,586
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.713       1.861        87,255
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.510       1.580            --
                                                                          2006   1.432       1.510            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.763       1.959            --
                                                                          2013   1.344       1.763            --
                                                                          2012   1.211       1.344            --
                                                                          2011   1.236       1.211            --
                                                                          2010   1.123       1.236            --
                                                                          2009   0.963       1.123            --
                                                                          2008   1.572       0.963            --
                                                                          2007   1.567       1.572            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.225       1.281       178,258
                                                                          2013   1.265       1.225       221,252
                                                                          2012   1.205       1.265       232,505
                                                                          2011   1.158       1.205       278,162
                                                                          2010   1.095       1.158       387,776
                                                                          2009   1.024       1.095       177,905
                                                                          2008   1.086       1.024       182,559
                                                                          2007   1.047       1.086       205,937
                                                                          2006   1.013       1.047       262,471
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.508       1.605           205

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.149       1.508           205
                                                                        2012   1.028       1.149         4,235
                                                                        2011   1.154       1.028         7,256
                                                                        2010   0.985       1.154        31,622
                                                                        2009   0.786       0.985        31,652
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.345       1.315       138,942
                                                                        2013   1.375       1.345       180,594
                                                                        2012   1.407       1.375        65,454
                                                                        2011   1.439       1.407        56,663
                                                                        2010   1.460       1.439        61,056
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.731       0.721            --
                                                                        2008   1.250       0.731         9,164
                                                                        2007   1.280       1.250        19,076
                                                                        2006   1.251       1.280        18,930
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.707       0.736            --
                                                                        2008   1.310       0.707         6,912
                                                                        2007   1.290       1.310         6,925
                                                                        2006   1.278       1.290         6,717
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.114       1.224            --
                                                                        2012   0.985       1.114        23,420
                                                                        2011   1.075       0.985        23,646
                                                                        2010   0.961       1.075        35,582
                                                                        2009   0.807       0.961        36,295
                                                                        2008   1.353       0.807        37,162
                                                                        2007   1.330       1.353        95,081
                                                                        2006   1.302       1.330       144,265
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.783       1.936         2,653
                                                                        2013   1.375       1.783         2,653
                                                                        2012   1.268       1.375         2,653
                                                                        2011   1.339       1.268         2,653
                                                                        2010   1.189       1.339         2,653
                                                                        2009   0.815       1.189         2,347
                                                                        2008   1.536       0.815         2,351
                                                                        2007   1.305       1.536         2,354
                                                                        2006   1.343       1.305         2,357
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.987       2.118         1,351
                                                                        2013   1.483       1.987         1,351
                                                                        2012   1.310       1.483         1,351
                                                                        2011   1.333       1.310         1,351
                                                                        2010   1.221       1.333         1,351
                                                                        2009   0.892       1.221         1,222
                                                                        2008   1.352       0.892         1,224
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.902       0.976            --
                                                                        2010   0.798       0.902         6,360
                                                                        2009   0.621       0.798         6,413
                                                                        2008   1.066       0.621         6,467
                                                                        2007   1.056       1.066         6,511
                                                                        2006   1.002       1.056         6,548
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.250       1.277            --
                                                                        2013   1.226       1.250            --
                                                                        2012   1.148       1.226            --
                                                                        2011   1.137       1.148            --
                                                                        2010   1.057       1.137            --
                                                                        2009   0.897       1.057            --
                                                                        2008   1.071       0.897            --
                                                                        2007   1.038       1.071            --
                                                                        2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.264       1.296        81,112
                                                                        2013   1.165       1.264        86,506
                                                                        2012   1.069       1.165            --
                                                                        2011   1.082       1.069            --
                                                                        2010   0.992       1.082            --
                                                                        2009   0.821       0.992       524,068
                                                                        2008   1.070       0.821       548,800
                                                                        2007   1.045       1.070       518,922
                                                                        2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.260       1.294       476,947

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.092
                                                                                           2012   0.987
                                                                                           2011   1.023
                                                                                           2010   0.925
                                                                                           2009   0.747
                                                                                           2008   1.071
                                                                                           2007   1.050
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.241
                                                                                           2013   1.021
                                                                                           2012   0.905
                                                                                           2011   0.962
                                                                                           2010   0.857
                                                                                           2009   0.679
                                                                                           2008   1.071
                                                                                           2007   1.055
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.741
                                                                                           2013   1.352
                                                                                           2012   1.198
                                                                                           2011   1.205
                                                                                           2010   1.077
                                                                                           2009   0.879
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.575
                                                                                           2013   1.357
                                                                                           2012   1.246
                                                                                           2011   1.247
                                                                                           2010   1.161
                                                                                           2009   1.003
                                                                                           2008   1.320
                                                                                           2007   1.297
                                                                                           2006   1.218
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.011
                                                                                           2013   1.515
                                                                                           2012   1.328
                                                                                           2011   1.347
                                                                                           2010   1.237
                                                                                           2009   1.047
                                                                                           2008   1.450
                                                                                           2007   1.378
                                                                                           2006   1.252
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.561
                                                                                           2013   1.150
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.901
                                                                                           2009   0.644
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.346
                                                                                           2013   1.365
                                                                                           2012   1.255
                                                                                           2011   1.243
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.521
                                                                                           2013   1.167
                                                                                           2012   1.060
                                                                                           2011   1.204
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.094
                                                                                           2006   1.111
                                                                                           2005   1.113
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.163
                                                                                           2008   1.135
                                                                                           2007   1.068
                                                                                           2006   1.052
                                                                                           2005   1.050



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.260       553,552
                                                                                           1.092       556,303
                                                                                           0.987       559,531
                                                                                           1.023       563,159
                                                                                           0.925       571,775
                                                                                           0.747       457,388
                                                                                           1.071       111,352
                                                                                           1.050       123,432
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.276        32,349
                                                                                           1.241        33,935
                                                                                           1.021        35,367
                                                                                           0.905        36,889
                                                                                           0.962        45,334
                                                                                           0.857        46,741
                                                                                           0.679        48,415
                                                                                           1.071       308,817
                                                                                           1.055        38,653
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.925            --
                                                                                           1.741            --
                                                                                           1.352            --
                                                                                           1.198            --
                                                                                           1.205            --
                                                                                           1.077            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.670       307,242
                                                                                           1.575       322,525
                                                                                           1.357       681,675
                                                                                           1.246       700,588
                                                                                           1.247       722,989
                                                                                           1.161       759,484
                                                                                           1.003       655,307
                                                                                           1.320       701,004
                                                                                           1.297       813,757
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.178            --
                                                                                           2.011            --
                                                                                           1.515            --
                                                                                           1.328            --
                                                                                           1.347            --
                                                                                           1.237            --
                                                                                           1.047            --
                                                                                           1.450        74,216
                                                                                           1.378        87,351
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.661        86,122
                                                                                           1.561        86,122
                                                                                           1.150        86,122
                                                                                           0.992        86,122
                                                                                           1.028       117,233
                                                                                           0.901       117,233
                                                                                           0.644        31,111
                                                                                           1.136        31,111
                                                                                           1.064        31,111
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.386       106,781
                                                                                           1.346       107,650
                                                                                           1.365       127,803
                                                                                           1.255       128,317
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.642       334,903
                                                                                           1.521       344,206
                                                                                           1.167       428,661
                                                                                           1.060       494,944
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.113            --
                                                                                           1.094       193,419
                                                                                           1.111       191,974
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.199            --
                                                                                           1.163       272,042
                                                                                           1.135       595,723
                                                                                           1.068       812,182
                                                                                           1.052       735,263

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.836       1.983            --
                                                                                     2006   1.470       1.836            --
                                                                                     2005   1.340       1.470            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.830       1.950            --
                                                                                     2006   1.596       1.830       396,269
                                                                                     2005   1.525       1.596       373,790
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.258       1.336            --
                                                                                     2005   1.183       1.258       101,436
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.242       1.302            --
                                                                                     2005   1.216       1.242       143,062
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.243       1.278            --
                                                                                     2005   1.169       1.243         1,352
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.073       1.139            --
                                                                                     2005   1.000       1.073         5,797
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.028            --
                                                                                     2005   1.000       1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042       1.077            --
                                                                                     2005   1.000       1.042        86,326
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.061       1.104            --
                                                                                     2005   1.000       1.061        26,513
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.033       1.051            --
                                                                                     2005   1.000       1.033            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.025       1.013            --
                                                                                     2005   1.034       1.025       241,706
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.352       1.432            --
                                                                                     2005   1.234       1.352            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.272       1.343            --
                                                                                     2005   1.262       1.272         2,360
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.183       1.218            --
                                                                                     2005   1.175       1.183       829,289
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.162       1.252            --
                                                                                     2005   1.116       1.162        28,581
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.403       1.608            --
                                                                                     2005   1.310       1.403        58,267
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.268       1.343            --
                                                                                     2005   1.224       1.268       100,080
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058       1.111            --
                                                                                     2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.186       1.195            --
                                                                                     2005   1.170       1.186        19,123
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.200       1.249            --
                                                                                     2005   1.203       1.200         5,498
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.131       1.299            --
                                                                                     2005   1.000       1.131            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.104       1.263            --
                                                                                     2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.207       1.251            --
                                                                                     2005   1.145       1.207        54,061

                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.284       0.640            --
                                                                              2007   1.123       1.284            --
                                                                              2006   1.117       1.123            --
                                                                              2005   1.059       1.117            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.105       1.153            --
                                                                              2005   1.081       1.105            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.188       1.154            --
                                                                              2005   1.059       1.188            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.018       2.018       100,969
                                                                              2013   1.599       2.018       102,683
                                                                              2012   1.335       1.599       103,273
                                                                              2011   1.499       1.335       104,901
                                                                              2010   1.373       1.499       106,934
                                                                              2009   0.987       1.373       108,626
                                                                              2008   1.640       0.987       109,837
                                                                              2007   1.461       1.640       112,818
                                                                              2006   1.241       1.461       125,017
                                                                              2005   1.113       1.241       125,405
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.729       1.833        17,319
                                                                              2013   1.360       1.729        76,409
                                                                              2012   1.181       1.360        77,033
                                                                              2011   1.262       1.181        77,393
                                                                              2010   1.088       1.262        77,786
                                                                              2009   0.799       1.088        88,226
                                                                              2008   1.459       0.799        83,671
                                                                              2007   1.329       1.459        80,166
                                                                              2006   1.233       1.329       105,809
                                                                              2005   1.086       1.233        51,250
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.552       1.678         1,230
                                                                              2013   1.189       1.552        63,196
                                                                              2012   1.036       1.189        63,872
                                                                              2011   1.080       1.036        83,239
                                                                              2010   0.992       1.080        85,967
                                                                              2009   0.773       0.992       100,179
                                                                              2008   1.273       0.773        97,150
                                                                              2007   1.240       1.273        97,266
                                                                              2006   1.102       1.240       125,007
                                                                              2005   1.065       1.102        53,033
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.351       1.334            --
                                                                              2005   1.170       1.351            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.349       1.749            --
                                                                              2005   1.288       1.349        45,302
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.203       1.305            --
                                                                              2005   1.117       1.203            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.205       1.340            --
                                                                              2005   1.120       1.205            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.868       2.042        18,934
                                                                              2013   1.458       1.868        22,121
                                                                              2012   1.283       1.458        22,121
                                                                              2011   1.348       1.283        22,127
                                                                              2010   1.178       1.348        22,133
                                                                              2009   0.888       1.178        22,144
                                                                              2008   1.584       0.888        38,468
                                                                              2007   1.380       1.584        33,839
                                                                              2006   1.265       1.380        33,842
                                                                              2005   1.108       1.265        33,845
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.299       2.382           684

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.731       2.299          715
                                                                              2012   1.547       1.731          751
                                                                              2011   1.775       1.547          792
                                                                              2010   1.413       1.775          837
                                                                              2009   1.034       1.413          884
                                                                              2008   1.753       1.034          887
                                                                              2007   1.555       1.753          932
                                                                              2006   1.416       1.555       10,241
                                                                              2005   1.227       1.416       10,559
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.508       1.542           --
                                                                              2013   1.354       1.508           --
                                                                              2012   1.230       1.354           --
                                                                              2011   1.230       1.230       12,978
                                                                              2010   1.117       1.230       14,555
                                                                              2009   0.843       1.117       16,324
                                                                              2008   1.226       0.843       18,915
                                                                              2007   1.209       1.226       18,915
                                                                              2006   1.046       1.209       18,915
                                                                              2005   1.000       1.046       11,132
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.189       1.376           --
                                                                              2005   1.100       1.189       10,294
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.717       1.803           --
                                                                              2013   1.271       1.717           --
                                                                              2012   1.174       1.271           --
                                                                              2011   1.262       1.174           --
                                                                              2010   1.012       1.262           --
                                                                              2009   0.721       1.012           --
                                                                              2008   1.283       0.721           --
                                                                              2007   1.181       1.283           --
                                                                              2006   1.111       1.181           --
                                                                              2005   1.085       1.111           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.476       2.247           --
                                                                              2007   1.967       2.476       57,126
                                                                              2006   1.572       1.967       60,323
                                                                              2005   1.262       1.572       60,464
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.671       1.451       74,281
                                                                              2013   1.391       1.671       85,343
                                                                              2012   1.204       1.391       86,058
                                                                              2011   1.378       1.204       86,442
                                                                              2010   1.301       1.378       86,849
                                                                              2009   0.971       1.301       86,919
                                                                              2008   1.667       0.971       81,593
                                                                              2007   1.478       1.667       79,169
                                                                              2006   1.245       1.478       89,582
                                                                              2005   1.156       1.245       89,944
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.191       1.418           --
                                                                              2005   1.120       1.191           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.195       2.408           --
                                                                              2013   1.701       2.195           --
                                                                              2012   1.488       1.701           --
                                                                              2011   1.548       1.488           --
                                                                              2010   1.262       1.548           --
                                                                              2009   0.894       1.262           --
                                                                              2008   1.630       0.894           --
                                                                              2007   1.370       1.630           --
                                                                              2006   1.237       1.370           --
                                                                              2005   1.130       1.237           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.145       1.277           --
                                                                              2005   1.126       1.145        6,109
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.119       1.188           --
                                                                              2006   1.066       1.119           --
                                                                              2005   1.026       1.066           --
Legg Mason Partners Variable Equity Trust

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.868       0.918            --
                                                                                   2009   0.735       0.868         9,497
                                                                                   2008   1.282       0.735         9,501
                                                                                   2007   1.251       1.282         9,501
                                                                                   2006   1.111       1.251         9,501
                                                                                   2005   1.067       1.111         2,462
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.926       2.267        30,398
                                                                                   2013   1.334       1.926        37,174
                                                                                   2012   1.150       1.334        37,177
                                                                                   2011   1.148       1.150        37,185
                                                                                   2010   0.940       1.148        37,195
                                                                                   2009   0.715       0.940        37,213
                                                                                   2008   1.227       0.715        56,604
                                                                                   2007   1.237       1.227        60,717
                                                                                   2006   1.164       1.237        60,726
                                                                                   2005   1.066       1.164        60,735
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.454       1.458            --
                                                                                   2013   1.126       1.454            --
                                                                                   2012   1.002       1.126            --
                                                                                   2011   1.093       1.002            --
                                                                                   2010   0.959       1.093            --
                                                                                   2009   0.759       0.959            --
                                                                                   2008   1.224       0.759            --
                                                                                   2007   1.237       1.224            --
                                                                                   2006   1.084       1.237            --
                                                                                   2005   1.058       1.084            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.677       1.819            --
                                                                                   2013   1.320       1.677            --
                                                                                   2012   1.165       1.320            --
                                                                                   2011   1.162       1.165            --
                                                                                   2010   1.056       1.162            --
                                                                                   2009   0.884       1.056            --
                                                                                   2008   1.280       0.884            --
                                                                                   2007   1.209       1.280            --
                                                                                   2006   1.077       1.209            --
                                                                                   2005   1.057       1.077            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.811       0.796            --
                                                                                   2008   1.176       0.811            --
                                                                                   2007   1.179       1.176            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.008       1.062            --
                                                                                   2010   0.915       1.008       243,161
                                                                                   2009   0.668       0.915       259,191
                                                                                   2008   1.181       0.668       277,687
                                                                                   2007   1.187       1.181       293,415
                                                                                   2006   1.069       1.187       305,270
                                                                                   2005   1.039       1.069       240,696
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.082       1.173            --
                                                                                   2010   0.990       1.082            --
                                                                                   2009   0.829       0.990            --
                                                                                   2008   1.188       0.829            --
                                                                                   2007   1.143       1.188            --
                                                                                   2006   0.991       1.143            --
                                                                                   2005   1.016       0.991            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   2.145       2.382            --
                                                                                   2013   1.743       2.145            --
                                                                                   2012   1.562       1.743            --
                                                                                   2011   1.596       1.562            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.405       1.558       155,980
                                                                                   2013   1.144       1.405       155,980
                                                                                   2012   1.026       1.144       156,001
                                                                                   2011   0.975       1.026       200,974
                                                                                   2010   0.890       0.975       206,465
                                                                                   2009   0.743       0.890       212,655
                                                                                   2008   1.168       0.743       221,593
                                                                                   2007   1.135       1.168       221,619
                                                                                   2006   1.051       1.135       113,004
                                                                                   2005   1.031       1.051       101,197

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.508       1.680           --
                                                                                      2013   1.119       1.508           --
                                                                                      2012   0.952       1.119           --
                                                                                      2011   0.980       0.952           --
                                                                                      2010   0.913       0.980           --
                                                                                      2009   0.656       0.913           --
                                                                                      2008   1.071       0.656           --
                                                                                      2007   1.041       1.071           --
                                                                                      2006   1.018       1.041           --
                                                                                      2005   0.990       1.018           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.632       1.781           --
                                                                                      2013   1.261       1.632           --
                                                                                      2012   1.108       1.261           --
                                                                                      2011   1.080       1.108           --
                                                                                      2010   1.010       1.080           --
                                                                                      2009   0.830       1.010           --
                                                                                      2008   1.319       0.830           --
                                                                                      2007   1.299       1.319           --
                                                                                      2006   1.124       1.299           --
                                                                                      2005   1.080       1.124           --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.990       2.103           --
                                                                                      2013   1.482       1.990           --
                                                                                      2012   1.287       1.482           --
                                                                                      2011   1.370       1.287           --
                                                                                      2010   1.144       1.370           --
                                                                                      2009   0.861       1.144           --
                                                                                      2008   1.361       0.861           --
                                                                                      2007   1.300       1.361           --
                                                                                      2006   1.159       1.300           --
                                                                                      2005   1.095       1.159           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.328       2.368        8,844
                                                                                      2013   1.620       2.328       12,008
                                                                                      2012   1.388       1.620       12,008
                                                                                      2011   1.401       1.388       12,009
                                                                                      2010   1.145       1.401       12,011
                                                                                      2009   0.821       1.145       12,016
                                                                                      2008   1.417       0.821       25,284
                                                                                      2007   1.318       1.417       30,266
                                                                                      2006   1.196       1.318           --
                                                                                      2005   1.166       1.196           --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.768       0.746           --
                                                                                      2008   1.258       0.768           --
                                                                                      2007   1.227       1.258           --
                                                                                      2006   1.090       1.227           --
                                                                                      2005   1.070       1.090           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.147       1.162           --
                                                                                      2006   1.046       1.147           --
                                                                                      2005   1.033       1.046           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.949       0.935           --
                                                                                      2010   0.889       0.949       15,346
                                                                                      2009   0.775       0.889       15,353
                                                                                      2008   1.006       0.775       15,362
                                                                                      2007   1.016       1.006       15,370
                                                                                      2006   0.998       1.016       15,377
                                                                                      2005   0.998       0.998       15,385
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.182       1.202           --
                                                                                      2010   1.084       1.182           --
                                                                                      2009   0.930       1.084           --
                                                                                      2008   1.101       0.930           --
                                                                                      2007   1.105       1.101           --
                                                                                      2006   1.073       1.105           --
                                                                                      2005   1.071       1.073           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.734       1.689          818

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.625       1.734        3,159
                                                                          2012   1.411       1.625        3,450
                                                                          2011   1.410       1.411        3,621
                                                                          2010   1.237       1.410        3,803
                                                                          2009   0.791       1.237        3,862
                                                                          2008   1.157       0.791        1,062
                                                                          2007   1.180       1.157        1,116
                                                                          2006   1.088       1.180       12,092
                                                                          2005   1.085       1.088       12,468
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.028       1.020           --
                                                                          2009   1.050       1.028           --
                                                                          2008   1.047       1.050           --
                                                                          2007   1.021       1.047           --
                                                                          2006   0.998       1.021           --
                                                                          2005   0.994       0.998           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.241       1.299           --
                                                                          2006   1.075       1.241           --
                                                                          2005   1.057       1.075           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.323       1.408           --
                                                                          2006   1.199       1.323       30,203
                                                                          2005   1.170       1.199       30,206
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.272       1.319           --
                                                                          2006   1.110       1.272       18,078
                                                                          2005   1.100       1.110       10,841
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.347       1.481           --
                                                                          2006   1.228       1.347       72,009
                                                                          2005   1.161       1.228       72,352
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.004       1.115       52,985
                                                                          2013   0.990       1.004       52,985
                                                                          2012   0.802       0.990       52,985
                                                                          2011   0.866       0.802       67,648
                                                                          2010   0.762       0.866       69,430
                                                                          2009   0.577       0.762       71,422
                                                                          2008   1.011       0.577       74,209
                                                                          2007   1.214       1.011       74,209
                                                                          2006   1.003       1.214       74,209
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.029       2.108           --
                                                                          2013   1.608       2.029           --
                                                                          2012   1.340       1.608           --
                                                                          2011   1.479       1.340           --
                                                                          2010   1.380       1.479           --
                                                                          2009   0.986       1.380           --
                                                                          2008   1.735       0.986           --
                                                                          2007   1.361       1.735           --
                                                                          2006   1.334       1.361           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.102       2.354           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.037       1.880           --
                                                                          2013   1.593       2.037           --
                                                                          2012   1.259       1.593           --
                                                                          2011   1.498       1.259           --
                                                                          2010   1.314       1.498           --
                                                                          2009   0.865       1.314           --
                                                                          2008   1.493       0.865           --
                                                                          2007   1.541       1.493           --
                                                                          2006   1.405       1.541           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.279       1.370       47,097

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.004       1.279       54,638
                                                                               2012   0.896       1.004       55,072
                                                                               2011   0.952       0.896       55,319
                                                                               2010   0.776       0.952       55,582
                                                                               2009   0.627       0.776       55,656
                                                                               2008   1.049       0.627       72,389
                                                                               2007   1.067       1.049       78,357
                                                                               2006   1.015       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.094       2.213           --
                                                                               2013   1.524       2.094           --
                                                                               2012   1.316       1.524           --
                                                                               2011   1.358       1.316           --
                                                                               2010   1.099       1.358           --
                                                                               2009   0.838       1.099           --
                                                                               2008   1.397       0.838           --
                                                                               2007   1.283       1.397           --
                                                                               2006   1.299       1.283           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.805       1.846           --
                                                                               2013   1.386       1.805           --
                                                                               2012   1.226       1.386           --
                                                                               2011   1.396       1.226           --
                                                                               2010   1.195       1.396           --
                                                                               2009   0.947       1.195           --
                                                                               2008   1.296       0.947           --
                                                                               2007   1.340       1.296           --
                                                                               2006   1.263       1.340           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.718       0.681           --
                                                                               2008   1.281       0.718           --
                                                                               2007   1.171       1.281           --
                                                                               2006   1.191       1.171           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.105       1.105           --
                                                                               2013   1.042       1.105           --
                                                                               2012   0.873       1.042        9,488
                                                                               2011   0.959       0.873        9,488
                                                                               2010   0.921       0.959        9,492
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   2.179       2.238           --
                                                                               2013   1.722       2.179           --
                                                                               2012   1.509       1.722           --
                                                                               2011   1.773       1.509           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.279       1.271       38,590
                                                                               2013   0.988       1.279       42,905
                                                                               2012   0.857       0.988       42,909
                                                                               2011   0.964       0.857       42,915
                                                                               2010   0.822       0.964       42,922
                                                                               2009   0.665       0.822       42,934
                                                                               2008   0.970       0.665       50,320
                                                                               2007   1.024       0.970       55,499
                                                                               2006   1.003       1.024        7,768
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.755       1.603       35,756
                                                                               2013   1.890       1.755       43,242
                                                                               2012   1.627       1.890       43,613
                                                                               2011   2.047       1.627       56,373
                                                                               2010   1.694       2.047       56,591
                                                                               2009   1.026       1.694       44,004
                                                                               2008   2.251       1.026       53,832
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.629       1.482           --
                                                                               2013   1.398       1.629           --
                                                                               2012   1.226       1.398           --
                                                                               2011   1.405       1.226           --
                                                                               2010   1.290       1.405           --
                                                                               2009   1.004       1.290           --
                                                                               2008   1.782       1.004           --
                                                                               2007   1.705       1.782           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.030       1.113           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.001       1.030           --
                                                                          2011   1.081       1.001           --
                                                                          2010   0.900       1.081           --
                                                                          2009   0.674       0.900           --
                                                                          2008   1.117       0.674           --
                                                                          2007   1.267       1.117           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.286       1.284           --
                                                                          2013   1.035       1.286        9,361
                                                                          2012   0.874       1.035           --
                                                                          2011   0.977       0.874           --
                                                                          2010   0.862       0.977           --
                                                                          2009   0.631       0.862           --
                                                                          2008   1.086       0.631           --
                                                                          2007   1.046       1.086           --
                                                                          2006   0.996       1.046           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.303       1.313       45,577
                                                                          2013   1.464       1.303       45,616
                                                                          2012   1.371       1.464       45,661
                                                                          2011   1.258       1.371       58,744
                                                                          2010   1.192       1.258       60,383
                                                                          2009   1.030       1.192       62,219
                                                                          2008   1.129       1.030       64,846
                                                                          2007   1.071       1.129       64,901
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.558       1.692           --
                                                                          2013   1.198       1.558           --
                                                                          2012   1.109       1.198           --
                                                                          2011   1.188       1.109       12,289
                                                                          2010   1.046       1.188       13,783
                                                                          2009   0.864       1.046       15,455
                                                                          2008   1.317       0.864       17,817
                                                                          2007   1.283       1.317       17,817
                                                                          2006   1.199       1.283       17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163       1.281           --
                                                                          2006   1.110       1.163           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.651       1.688           --
                                                                          2013   1.664       1.651           --
                                                                          2012   1.526       1.664           --
                                                                          2011   1.506       1.526           --
                                                                          2010   1.374       1.506           --
                                                                          2009   1.056       1.374           --
                                                                          2008   1.211       1.056           --
                                                                          2007   1.162       1.211           --
                                                                          2006   1.127       1.162           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.263       1.398           --
                                                                          2013   0.966       1.263           --
                                                                          2012   0.838       0.966           --
                                                                          2011   0.893       0.838       29,843
                                                                          2010   0.781       0.893       33,470
                                                                          2009   0.675       0.781       37,535
                                                                          2008   1.085       0.675       43,146
                                                                          2007   1.071       1.085       43,146
                                                                          2006   1.001       1.071       21,688
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.460       1.585           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.375       1.438           --
                                                                          2006   1.304       1.375           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.599       1.776           --
                                                                          2013   1.220       1.599           --
                                                                          2012   1.100       1.220           --
                                                                          2011   1.123       1.100           --
                                                                          2010   1.021       1.123           --
                                                                          2009   0.876       1.021           --
                                                                          2008   1.430       0.876           --
                                                                          2007   1.426       1.430           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.214       1.268           --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.253       1.214           --
                                                                        2012   1.195       1.253           --
                                                                        2011   1.149       1.195           --
                                                                        2010   1.086       1.149           --
                                                                        2009   1.017       1.086           --
                                                                        2008   1.079       1.017           --
                                                                        2007   1.041       1.079           --
                                                                        2006   1.008       1.041           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.938       0.916       14,370
                                                                        2013   0.959       0.938       19,276
                                                                        2012   0.982       0.959       19,811
                                                                        2011   1.005       0.982       20,077
                                                                        2010   1.020       1.005        5,962
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.660       0.651           --
                                                                        2008   1.130       0.660           --
                                                                        2007   1.157       1.130           --
                                                                        2006   1.131       1.157           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.633       0.659           --
                                                                        2008   1.174       0.633           --
                                                                        2007   1.156       1.174           --
                                                                        2006   1.145       1.156           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.006       1.105           --
                                                                        2012   0.890       1.006           --
                                                                        2011   0.972       0.890           --
                                                                        2010   0.869       0.972           --
                                                                        2009   0.730       0.869           --
                                                                        2008   1.225       0.730           --
                                                                        2007   1.205       1.225           --
                                                                        2006   1.180       1.205           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.510       1.639           --
                                                                        2013   1.165       1.510           --
                                                                        2012   1.075       1.165           --
                                                                        2011   1.136       1.075           --
                                                                        2010   1.009       1.136           --
                                                                        2009   0.692       1.009           --
                                                                        2008   1.305       0.692           --
                                                                        2007   1.109       1.305           --
                                                                        2006   1.142       1.109           --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.796       1.914           --
                                                                        2013   1.341       1.796           --
                                                                        2012   1.185       1.341           --
                                                                        2011   1.207       1.185           --
                                                                        2010   1.106       1.207           --
                                                                        2009   0.809       1.106           --
                                                                        2008   1.225       0.809           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.900       0.973           --
                                                                        2010   0.796       0.900           --
                                                                        2009   0.620       0.796           --
                                                                        2008   1.065       0.620           --
                                                                        2007   1.055       1.065           --
                                                                        2006   1.002       1.055           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.245       1.271       61,439
                                                                        2013   1.221       1.245       61,466
                                                                        2012   1.145       1.221       61,493
                                                                        2011   1.135       1.145       61,522
                                                                        2010   1.055       1.135       61,551
                                                                        2009   0.896       1.055       61,581
                                                                        2008   1.071       0.896       61,613
                                                                        2007   1.038       1.071       61,646
                                                                        2006   1.001       1.038       61,676
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.259       1.291           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.161
                                                                                           2012   1.066
                                                                                           2011   1.080
                                                                                           2010   0.990
                                                                                           2009   0.819
                                                                                           2008   1.070
                                                                                           2007   1.044
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.255
                                                                                           2013   1.089
                                                                                           2012   0.984
                                                                                           2011   1.021
                                                                                           2010   0.923
                                                                                           2009   0.746
                                                                                           2008   1.070
                                                                                           2007   1.050
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.236
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
                                                                                           2008   1.070
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.463
                                                                                           2013   1.261
                                                                                           2012   1.159
                                                                                           2011   1.160
                                                                                           2010   1.080
                                                                                           2009   0.934
                                                                                           2008   1.230
                                                                                           2007   1.208
                                                                                           2006   1.136
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.995
                                                                                           2013   1.504
                                                                                           2012   1.320
                                                                                           2011   1.339
                                                                                           2010   1.229
                                                                                           2009   1.041
                                                                                           2008   1.462
                                                                                           2007   1.390
                                                                                           2006   1.264
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   2.284
                                                                                           2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.555
                                                                                           2013   1.147
                                                                                           2012   0.989
                                                                                           2011   1.026
                                                                                           2010   0.899
                                                                                           2009   0.643
                                                                                           2008   1.135
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.385
                                                                                           2013   1.406
                                                                                           2012   1.293
                                                                                           2011   1.281
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   2.099
                                                                                           2013   1.611
                                                                                           2012   1.464
                                                                                           2011   1.663
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.048
                                                                                           2006   1.065
                                                                                           2005   1.068



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.259            --
                                                                                           1.161            --
                                                                                           1.066            --
                                                                                           1.080            --
                                                                                           0.990            --
                                                                                           0.819            --
                                                                                           1.070            --
                                                                                           1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.289        21,217
                                                                                           1.255        21,248
                                                                                           1.089        21,282
                                                                                           0.984        21,320
                                                                                           1.021        21,361
                                                                                           0.923        21,405
                                                                                           0.746        21,451
                                                                                           1.070        21,493
                                                                                           1.050        21,530
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.271            --
                                                                                           1.236            --
                                                                                           1.017            --
                                                                                           0.902            --
                                                                                           0.959            --
                                                                                           0.856            --
                                                                                           0.678            --
                                                                                           1.070            --
                                                                                           1.054            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.550            --
                                                                                           1.463            --
                                                                                           1.261            --
                                                                                           1.159            --
                                                                                           1.160            --
                                                                                           1.080            --
                                                                                           0.934            --
                                                                                           1.230            --
                                                                                           1.208            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.161            --
                                                                                           1.995            --
                                                                                           1.504            --
                                                                                           1.320            --
                                                                                           1.339            --
                                                                                           1.229            --
                                                                                           1.041            --
                                                                                           1.462            --
                                                                                           1.390            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2.225            --
                                                                                           2.284            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.654            --
                                                                                           1.555            --
                                                                                           1.147            --
                                                                                           0.989            --
                                                                                           1.026            --
                                                                                           0.899            --
                                                                                           0.643            --
                                                                                           1.135            --
                                                                                           1.064            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.425            --
                                                                                           1.385            --
                                                                                           1.406            --
                                                                                           1.293            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.264        96,625
                                                                                           2.099       128,597
                                                                                           1.611       136,313
                                                                                           1.464       145,513
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.067            --
                                                                                           1.048        85,520
                                                                                           1.065        78,316

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.155       1.191           --
                                                                                     2008   1.128       1.155       27,149
                                                                                     2007   1.061       1.128       27,208
                                                                                     2006   1.046       1.061       48,029
                                                                                     2005   1.045       1.046       40,750
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.587       1.714           --
                                                                                     2006   1.271       1.587           --
                                                                                     2005   1.159       1.271           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.431       1.525           --
                                                                                     2006   1.248       1.431       33,934
                                                                                     2005   1.193       1.248       33,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.121       1.191           --
                                                                                     2005   1.055       1.121           --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.126       1.180           --
                                                                                     2005   1.102       1.126           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.114       1.145           --
                                                                                     2005   1.049       1.114           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.073       1.138           --
                                                                                     2005   1.000       1.073           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.028           --
                                                                                     2005   1.000       1.026       60,113
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042       1.076           --
                                                                                     2005   1.000       1.042       20,075
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.060       1.103           --
                                                                                     2005   1.000       1.060           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.033       1.051           --
                                                                                     2005   1.000       1.033           --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.020       1.008           --
                                                                                     2005   1.029       1.020           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.231       1.304           --
                                                                                     2005   1.124       1.231           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.081       1.142           --
                                                                                     2005   1.074       1.081           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.103       1.136           --
                                                                                     2005   1.096       1.103           --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.172       1.264           --
                                                                                     2005   1.127       1.172           --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.226       1.405           --
                                                                                     2005   1.145       1.226           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.133       1.199           --
                                                                                     2005   1.093       1.133       10,627
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058       1.110           --
                                                                                     2005   1.000       1.058           --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.119       1.127           --
                                                                                     2005   1.104       1.119           --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.095       1.140           --
                                                                                     2005   1.098       1.095           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.131       1.299           --
                                                                                     2005   1.000       1.131           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.103       1.263           --
                                                                                     2005   1.000       1.103           --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.092       1.131           --
                                                                                     2005   1.037       1.092           --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.281       0.638            --
                                                                              2007   1.122       1.281            --
                                                                              2006   1.116       1.122            --
                                                                              2005   1.059       1.116            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.104       1.152            --
                                                                              2005   1.081       1.104         5,812
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.187       1.152            --
                                                                              2005   1.058       1.187            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.009       2.008        94,067
                                                                              2013   1.592       2.009       181,749
                                                                              2012   1.330       1.592       158,808
                                                                              2011   1.494       1.330       165,108
                                                                              2010   1.369       1.494       163,336
                                                                              2009   0.985       1.369       160,720
                                                                              2008   1.637       0.985       291,983
                                                                              2007   1.459       1.637       287,726
                                                                              2006   1.240       1.459       367,677
                                                                              2005   1.113       1.240       300,878
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.721       1.824       412,662
                                                                              2013   1.354       1.721       585,599
                                                                              2012   1.176       1.354       636,532
                                                                              2011   1.258       1.176       668,450
                                                                              2010   1.085       1.258       730,586
                                                                              2009   0.797       1.085       768,359
                                                                              2008   1.456       0.797       917,390
                                                                              2007   1.327       1.456       973,710
                                                                              2006   1.232       1.327     1,016,437
                                                                              2005   1.086       1.232       777,190
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.544       1.669       147,728
                                                                              2013   1.184       1.544       191,127
                                                                              2012   1.032       1.184       195,180
                                                                              2011   1.076       1.032       195,505
                                                                              2010   0.989       1.076       286,380
                                                                              2009   0.772       0.989       292,064
                                                                              2008   1.271       0.772       354,541
                                                                              2007   1.239       1.271       355,591
                                                                              2006   1.101       1.239       342,689
                                                                              2005   1.065       1.101       251,661
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.350       1.333            --
                                                                              2005   1.169       1.350            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.348       1.746            --
                                                                              2005   1.288       1.348        58,010
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.202       1.304            --
                                                                              2005   1.117       1.202            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.204       1.339            --
                                                                              2005   1.119       1.204        70,480
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.859       2.031        19,505
                                                                              2013   1.451       1.859        28,363
                                                                              2012   1.278       1.451        35,821
                                                                              2011   1.344       1.278        38,290
                                                                              2010   1.175       1.344        41,369
                                                                              2009   0.886       1.175        57,876
                                                                              2008   1.581       0.886        78,458
                                                                              2007   1.378       1.581        85,931
                                                                              2006   1.264       1.378        87,792
                                                                              2005   1.107       1.264        57,799
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.288       2.370        31,114

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.724       2.288       140,759
                                                                              2012   1.541       1.724       140,436
                                                                              2011   1.769       1.541       220,256
                                                                              2010   1.409       1.769       213,537
                                                                              2009   1.032       1.409       220,051
                                                                              2008   1.750       1.032       234,024
                                                                              2007   1.553       1.750       224,463
                                                                              2006   1.415       1.553       177,769
                                                                              2005   1.227       1.415       143,657
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.502       1.534        37,601
                                                                              2013   1.349       1.502        68,186
                                                                              2012   1.226       1.349        92,536
                                                                              2011   1.226       1.226        62,835
                                                                              2010   1.114       1.226        74,704
                                                                              2009   0.841       1.114        88,821
                                                                              2008   1.224       0.841       102,838
                                                                              2007   1.208       1.224       103,109
                                                                              2006   1.046       1.208        76,174
                                                                              2005   1.000       1.046        62,555
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.188       1.374            --
                                                                              2005   1.100       1.188       119,810
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.708       1.793            --
                                                                              2013   1.266       1.708        15,575
                                                                              2012   1.169       1.266        16,022
                                                                              2011   1.258       1.169        18,388
                                                                              2010   1.009       1.258        17,692
                                                                              2009   0.720       1.009        20,017
                                                                              2008   1.281       0.720        22,873
                                                                              2007   1.179       1.281        19,642
                                                                              2006   1.111       1.179        19,997
                                                                              2005   1.085       1.111        19,681
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.471       2.243            --
                                                                              2007   1.965       2.471        81,869
                                                                              2006   1.570       1.965        84,865
                                                                              2005   1.262       1.570        61,170
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.663       1.444       155,981
                                                                              2013   1.385       1.663       219,475
                                                                              2012   1.199       1.385       242,206
                                                                              2011   1.374       1.199       251,375
                                                                              2010   1.297       1.374       266,112
                                                                              2009   0.969       1.297       267,586
                                                                              2008   1.664       0.969       274,515
                                                                              2007   1.476       1.664       282,552
                                                                              2006   1.244       1.476       263,169
                                                                              2005   1.156       1.244       183,983
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.191       1.417            --
                                                                              2005   1.119       1.191        74,975
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.185       2.395            --
                                                                              2013   1.694       2.185            --
                                                                              2012   1.483       1.694            --
                                                                              2011   1.543       1.483            --
                                                                              2010   1.259       1.543            --
                                                                              2009   0.892       1.259            --
                                                                              2008   1.627       0.892            --
                                                                              2007   1.368       1.627            --
                                                                              2006   1.236       1.368            --
                                                                              2005   1.130       1.236            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.144       1.275            --
                                                                              2005   1.126       1.144            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.117       1.186            --
                                                                              2006   1.066       1.117            --
                                                                              2005   1.026       1.066            --
Legg Mason Partners Variable Equity Trust

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.866       0.915            --
                                                                                   2009   0.734       0.866       261,446
                                                                                   2008   1.280       0.734       247,086
                                                                                   2007   1.249       1.280       235,577
                                                                                   2006   1.110       1.249       234,581
                                                                                   2005   1.067       1.110       243,328
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.917       2.255        63,523
                                                                                   2013   1.328       1.917       167,912
                                                                                   2012   1.145       1.328       202,718
                                                                                   2011   1.144       1.145       207,248
                                                                                   2010   0.937       1.144       183,323
                                                                                   2009   0.713       0.937       184,614
                                                                                   2008   1.225       0.713       185,292
                                                                                   2007   1.236       1.225       215,162
                                                                                   2006   1.163       1.236       349,104
                                                                                   2005   1.066       1.163       281,309
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.447       1.451            --
                                                                                   2013   1.121       1.447         2,802
                                                                                   2012   0.998       1.121         2,805
                                                                                   2011   1.089       0.998         2,808
                                                                                   2010   0.956       1.089         2,811
                                                                                   2009   0.757       0.956         2,815
                                                                                   2008   1.222       0.757         2,819
                                                                                   2007   1.235       1.222         2,823
                                                                                   2006   1.083       1.235       121,292
                                                                                   2005   1.058       1.083       103,539
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.669       1.809         9,080
                                                                                   2013   1.314       1.669       139,621
                                                                                   2012   1.161       1.314       138,348
                                                                                   2011   1.158       1.161       145,520
                                                                                   2010   1.053       1.158       147,092
                                                                                   2009   0.883       1.053       146,625
                                                                                   2008   1.278       0.883        36,456
                                                                                   2007   1.207       1.278        36,791
                                                                                   2006   1.076       1.207        37,006
                                                                                   2005   1.057       1.076        29,781
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.809       0.794            --
                                                                                   2008   1.174       0.809       118,779
                                                                                   2007   1.177       1.174       121,150
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.005       1.059            --
                                                                                   2010   0.913       1.005       378,754
                                                                                   2009   0.666       0.913       410,838
                                                                                   2008   1.179       0.666       421,157
                                                                                   2007   1.185       1.179       445,943
                                                                                   2006   1.068       1.185       447,721
                                                                                   2005   1.039       1.068       390,119
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.079       1.169            --
                                                                                   2010   0.987       1.079        89,460
                                                                                   2009   0.828       0.987        93,757
                                                                                   2008   1.186       0.828        97,983
                                                                                   2007   1.141       1.186        99,404
                                                                                   2006   0.991       1.141       103,579
                                                                                   2005   1.016       0.991       107,739
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.564       1.736            --
                                                                                   2013   1.271       1.564            --
                                                                                   2012   1.140       1.271            --
                                                                                   2011   1.165       1.140            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.399       1.550       172,029
                                                                                   2013   1.139       1.399       194,934
                                                                                   2012   1.022       1.139       203,218
                                                                                   2011   0.972       1.022       211,728
                                                                                   2010   0.887       0.972        44,296
                                                                                   2009   0.741       0.887       100,336
                                                                                   2008   1.166       0.741       100,500
                                                                                   2007   1.133       1.166       120,445
                                                                                   2006   1.050       1.133       120,570
                                                                                   2005   1.031       1.050       120,698

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.501       1.671         8,822
                                                                                      2013   1.115       1.501        38,806
                                                                                      2012   0.948       1.115        39,482
                                                                                      2011   0.977       0.948        39,908
                                                                                      2010   0.911       0.977        40,406
                                                                                      2009   0.655       0.911        40,142
                                                                                      2008   1.069       0.655        40,889
                                                                                      2007   1.040       1.069        37,543
                                                                                      2006   1.018       1.040        37,198
                                                                                      2005   0.990       1.018        36,641
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.624       1.772        18,197
                                                                                      2013   1.256       1.624        18,799
                                                                                      2012   1.104       1.256        19,352
                                                                                      2011   1.077       1.104        19,955
                                                                                      2010   1.007       1.077        20,594
                                                                                      2009   0.828       1.007        21,185
                                                                                      2008   1.317       0.828        21,693
                                                                                      2007   1.298       1.317        22,635
                                                                                      2006   1.123       1.298        23,236
                                                                                      2005   1.079       1.123         2,368
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.980       2.091         4,985
                                                                                      2013   1.476       1.980         4,988
                                                                                      2012   1.282       1.476         4,990
                                                                                      2011   1.366       1.282         4,993
                                                                                      2010   1.141       1.366         4,997
                                                                                      2009   0.859       1.141         5,000
                                                                                      2008   1.359       0.859         5,004
                                                                                      2007   1.299       1.359         5,007
                                                                                      2006   1.158       1.299         5,010
                                                                                      2005   1.094       1.158         5,014
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.317       2.355        32,415
                                                                                      2013   1.613       2.317        37,502
                                                                                      2012   1.383       1.613        44,811
                                                                                      2011   1.396       1.383        47,085
                                                                                      2010   1.142       1.396        49,977
                                                                                      2009   0.819       1.142        56,351
                                                                                      2008   1.414       0.819       175,391
                                                                                      2007   1.316       1.414       169,302
                                                                                      2006   1.195       1.316         9,705
                                                                                      2005   1.166       1.195         9,739
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.766       0.744            --
                                                                                      2008   1.255       0.766            --
                                                                                      2007   1.225       1.255            --
                                                                                      2006   1.089       1.225            --
                                                                                      2005   1.070       1.089            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.146       1.160            --
                                                                                      2006   1.045       1.146       144,365
                                                                                      2005   1.033       1.045       118,439
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.946       0.932            --
                                                                                      2010   0.887       0.946            --
                                                                                      2009   0.773       0.887            --
                                                                                      2008   1.004       0.773            --
                                                                                      2007   1.015       1.004            --
                                                                                      2006   0.998       1.015            --
                                                                                      2005   0.998       0.998            --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.178       1.198            --
                                                                                      2010   1.081       1.178            --
                                                                                      2009   0.928       1.081            --
                                                                                      2008   1.099       0.928            --
                                                                                      2007   1.104       1.099            --
                                                                                      2006   1.072       1.104            --
                                                                                      2005   1.070       1.072            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.726       1.680         6,007

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.618       1.726         6,007
                                                                          2012   1.405       1.618         6,009
                                                                          2011   1.405       1.405         6,013
                                                                          2010   1.233       1.405        20,001
                                                                          2009   0.790       1.233        20,005
                                                                          2008   1.155       0.790        20,009
                                                                          2007   1.178       1.155        20,012
                                                                          2006   1.087       1.178        19,438
                                                                          2005   1.085       1.087         7,617
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.025       1.017            --
                                                                          2009   1.047       1.025       173,043
                                                                          2008   1.045       1.047       182,733
                                                                          2007   1.020       1.045         9,245
                                                                          2006   0.998       1.020         9,245
                                                                          2005   0.993       0.998         9,245
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.240       1.297            --
                                                                          2006   1.074       1.240            --
                                                                          2005   1.057       1.074            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.321       1.406            --
                                                                          2006   1.198       1.321       161,201
                                                                          2005   1.169       1.198       142,065
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.270       1.317            --
                                                                          2006   1.109       1.270        47,662
                                                                          2005   1.100       1.109        48,179
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.345       1.479            --
                                                                          2006   1.227       1.345       181,999
                                                                          2005   1.161       1.227       143,351
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.000       1.110        77,346
                                                                          2013   0.987       1.000        82,558
                                                                          2012   0.800       0.987        65,443
                                                                          2011   0.864       0.800        68,866
                                                                          2010   0.761       0.864        76,941
                                                                          2009   0.577       0.761        78,548
                                                                          2008   1.010       0.577        85,152
                                                                          2007   1.214       1.010       154,649
                                                                          2006   1.003       1.214       149,380
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.019       2.098            --
                                                                          2013   1.601       2.019            --
                                                                          2012   1.335       1.601            --
                                                                          2011   1.474       1.335            --
                                                                          2010   1.376       1.474            --
                                                                          2009   0.984       1.376            --
                                                                          2008   1.732       0.984            --
                                                                          2007   1.359       1.732            --
                                                                          2006   1.333       1.359            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.091       2.341            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.027       1.871        45,829
                                                                          2013   1.586       2.027        53,261
                                                                          2012   1.255       1.586        59,163
                                                                          2011   1.493       1.255        65,699
                                                                          2010   1.310       1.493        72,047
                                                                          2009   0.863       1.310        79,594
                                                                          2008   1.490       0.863        86,805
                                                                          2007   1.539       1.490        86,805
                                                                          2006   1.404       1.539        86,805
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.274       1.364        99,952

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.001       1.274       118,574
                                                                               2012   0.893       1.001       127,871
                                                                               2011   0.950       0.893       132,530
                                                                               2010   0.774       0.950       208,941
                                                                               2009   0.627       0.774       229,184
                                                                               2008   1.048       0.627       241,752
                                                                               2007   1.067       1.048       232,573
                                                                               2006   1.015       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.085       2.203         8,721
                                                                               2013   1.519       2.085         8,724
                                                                               2012   1.312       1.519         8,728
                                                                               2011   1.355       1.312         8,733
                                                                               2010   1.097       1.355         8,738
                                                                               2009   0.836       1.097         8,744
                                                                               2008   1.395       0.836         8,750
                                                                               2007   1.282       1.395        13,675
                                                                               2006   1.298       1.282        13,679
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.797       1.837            --
                                                                               2013   1.380       1.797            --
                                                                               2012   1.222       1.380            --
                                                                               2011   1.392       1.222            --
                                                                               2010   1.192       1.392            --
                                                                               2009   0.945       1.192            --
                                                                               2008   1.295       0.945            --
                                                                               2007   1.338       1.295         4,988
                                                                               2006   1.262       1.338         4,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.716       0.679            --
                                                                               2008   1.278       0.716         5,229
                                                                               2007   1.169       1.278         5,232
                                                                               2006   1.190       1.169         5,235
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.100       1.100            --
                                                                               2013   1.038       1.100            --
                                                                               2012   0.869       1.038        77,882
                                                                               2011   0.955       0.869       271,912
                                                                               2010   0.918       0.955       264,074
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.188       1.220         3,292
                                                                               2013   0.939       1.188         3,295
                                                                               2012   0.824       0.939         3,298
                                                                               2011   0.968       0.824         3,302
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.274       1.266        83,291
                                                                               2013   0.985       1.274        95,543
                                                                               2012   0.855       0.985       106,326
                                                                               2011   0.961       0.855       137,806
                                                                               2010   0.821       0.961       123,048
                                                                               2009   0.665       0.821       132,288
                                                                               2008   0.970       0.665       281,261
                                                                               2007   1.024       0.970       291,293
                                                                               2006   1.003       1.024       128,926
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.746       1.595        64,416
                                                                               2013   1.882       1.746        68,326
                                                                               2012   1.620       1.882        67,224
                                                                               2011   2.041       1.620        67,722
                                                                               2010   1.689       2.041        59,712
                                                                               2009   1.024       1.689        63,166
                                                                               2008   2.246       1.024        65,793
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.622       1.474            --
                                                                               2013   1.392       1.622            --
                                                                               2012   1.221       1.392            --
                                                                               2011   1.400       1.221            --
                                                                               2010   1.287       1.400            --
                                                                               2009   1.001       1.287            --
                                                                               2008   1.779       1.001            --
                                                                               2007   1.702       1.779            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.026       1.109            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.998       1.026            --
                                                                          2011   1.078       0.998            --
                                                                          2010   0.898       1.078            --
                                                                          2009   0.673       0.898            --
                                                                          2008   1.116       0.673            --
                                                                          2007   1.266       1.116            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.281       1.278            --
                                                                          2013   1.032       1.281        83,086
                                                                          2012   0.872       1.032       102,959
                                                                          2011   0.974       0.872       106,556
                                                                          2010   0.861       0.974        86,597
                                                                          2009   0.630       0.861        89,062
                                                                          2008   1.085       0.630        91,487
                                                                          2007   1.046       1.085        92,313
                                                                          2006   0.996       1.046        94,778
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.296       1.306       146,522
                                                                          2013   1.458       1.296       234,856
                                                                          2012   1.366       1.458       293,354
                                                                          2011   1.254       1.366       254,315
                                                                          2010   1.189       1.254       308,798
                                                                          2009   1.028       1.189       336,857
                                                                          2008   1.127       1.028       329,774
                                                                          2007   1.070       1.127       333,258
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.438       1.463       285,572
                                                                          2013   1.501       1.438       322,479
                                                                          2012   1.406       1.501       311,654
                                                                          2011   1.395       1.406       317,916
                                                                          2010   1.321       1.395       338,770
                                                                          2009   1.191       1.321       392,113
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.550       1.683            --
                                                                          2013   1.193       1.550            --
                                                                          2012   1.104       1.193            --
                                                                          2011   1.184       1.104            --
                                                                          2010   1.043       1.184         6,659
                                                                          2009   0.862       1.043         6,664
                                                                          2008   1.314       0.862         6,669
                                                                          2007   1.282       1.314         6,674
                                                                          2006   1.198       1.282         6,678
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.162       1.280            --
                                                                          2006   1.110       1.162            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.643       1.679        22,643
                                                                          2013   1.657       1.643        25,548
                                                                          2012   1.520       1.657         5,559
                                                                          2011   1.501       1.520         5,567
                                                                          2010   1.370       1.501         5,575
                                                                          2009   1.054       1.370         5,584
                                                                          2008   1.209       1.054         5,594
                                                                          2007   1.161       1.209        76,661
                                                                          2006   1.126       1.161        76,669
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.258       1.392        10,058
                                                                          2013   0.963       1.258        30,755
                                                                          2012   0.836       0.963        37,380
                                                                          2011   0.891       0.836        65,292
                                                                          2010   0.780       0.891       151,947
                                                                          2009   0.674       0.780       176,446
                                                                          2008   1.084       0.674       204,825
                                                                          2007   1.070       1.084       234,778
                                                                          2006   1.001       1.070       183,667
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.453       1.577         2,800
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.373       1.436            --
                                                                          2006   1.303       1.373         9,713
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.592       1.767            --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.215       1.592            --
                                                                        2012   1.096       1.215            --
                                                                        2011   1.119       1.096            --
                                                                        2010   1.018       1.119         7,376
                                                                        2009   0.874       1.018         7,623
                                                                        2008   1.428       0.874        12,261
                                                                        2007   1.424       1.428        12,261
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.208       1.262            --
                                                                        2013   1.248       1.208            --
                                                                        2012   1.190       1.248            --
                                                                        2011   1.145       1.190            --
                                                                        2010   1.083       1.145        15,289
                                                                        2009   1.015       1.083        15,289
                                                                        2008   1.078       1.015        15,289
                                                                        2007   1.040       1.078        15,289
                                                                        2006   1.007       1.040        14,628
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.332       1.417         5,209
                                                                        2013   1.016       1.332         5,211
                                                                        2012   0.910       1.016         5,214
                                                                        2011   1.023       0.910         5,217
                                                                        2010   0.874       1.023         5,221
                                                                        2009   0.697       0.874         5,225
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.111       1.085            --
                                                                        2013   1.137       1.111            --
                                                                        2012   1.164       1.137            --
                                                                        2011   1.192       1.164        52,273
                                                                        2010   1.211       1.192        97,625
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.658       0.649            --
                                                                        2008   1.128       0.658            --
                                                                        2007   1.156       1.128            --
                                                                        2006   1.130       1.156            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.631       0.657            --
                                                                        2008   1.172       0.631            --
                                                                        2007   1.154       1.172            --
                                                                        2006   1.144       1.154            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.002       1.100            --
                                                                        2012   0.887       1.002       103,981
                                                                        2011   0.969       0.887       117,451
                                                                        2010   0.866       0.969       130,526
                                                                        2009   0.729       0.866       144,127
                                                                        2008   1.223       0.729       159,076
                                                                        2007   1.203       1.223       159,076
                                                                        2006   1.179       1.203       159,076
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.503       1.630            --
                                                                        2013   1.160       1.503            --
                                                                        2012   1.071       1.160            --
                                                                        2011   1.132       1.071            --
                                                                        2010   1.006       1.132            --
                                                                        2009   0.690       1.006            --
                                                                        2008   1.303       0.690            --
                                                                        2007   1.108       1.303            --
                                                                        2006   1.141       1.108            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.787       1.904            --
                                                                        2013   1.335       1.787            --
                                                                        2012   1.181       1.335            --
                                                                        2011   1.203       1.181            --
                                                                        2010   1.103       1.203            --
                                                                        2009   0.807       1.103            --
                                                                        2008   1.223       0.807            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.898       0.971            --
                                                                        2010   0.795       0.898         3,234
                                                                        2009   0.619       0.795         3,238
                                                                        2008   1.064       0.619         3,243
                                                                        2007   1.055       1.064         3,247
                                                                        2006   1.002       1.055         3,251
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.240       1.265       148,281

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.217       1.240       148,281
                                                                        2012   1.142       1.217       148,281
                                                                        2011   1.132       1.142       148,281
                                                                        2010   1.053       1.132            --
                                                                        2009   0.894       1.053            --
                                                                        2008   1.070       0.894            --
                                                                        2007   1.037       1.070            --
                                                                        2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.254       1.285            --
                                                                        2013   1.157       1.254            --
                                                                        2012   1.063       1.157            --
                                                                        2011   1.077       1.063            --
                                                                        2010   0.989       1.077            --
                                                                        2009   0.818       0.989            --
                                                                        2008   1.069       0.818            --
                                                                        2007   1.044       1.069            --
                                                                        2006   1.002       1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.250       1.283        35,460
                                                                        2013   1.085       1.250        35,491
                                                                        2012   0.981       1.085        35,525
                                                                        2011   1.018       0.981        35,564
                                                                        2010   0.921       1.018        35,605
                                                                        2009   0.745       0.921        35,648
                                                                        2008   1.069       0.745        35,695
                                                                        2007   1.049       1.069        35,736
                                                                        2006   1.002       1.049        35,774
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.231       1.265       104,319
                                                                        2013   1.014       1.231       115,130
                                                                        2012   0.900       1.014       117,964
                                                                        2011   0.957       0.900       117,964
                                                                        2010   0.854       0.957       223,044
                                                                        2009   0.678       0.854       186,831
                                                                        2008   1.069       0.678       186,932
                                                                        2007   1.054       1.069       187,017
                                                                        2006   1.002       1.054       166,860
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   4.563       5.040            --
                                                                        2013   3.547       4.563            --
                                                                        2012   3.146       3.547            --
                                                                        2011   3.169       3.146            --
                                                                        2010   2.834       3.169            --
                                                                        2009   2.315       2.834            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.456       1.542         4,865
                                                                        2013   1.255       1.456         4,868
                                                                        2012   1.154       1.255         4,870
                                                                        2011   1.156       1.154         4,873
                                                                        2010   1.077       1.156        11,789
                                                                        2009   0.932       1.077        41,105
                                                                        2008   1.228       0.932        41,115
                                                                        2007   1.207       1.228        41,123
                                                                        2006   1.135       1.207        41,130
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.980       2.143            --
                                                                        2013   1.493       1.980            --
                                                                        2012   1.311       1.493            --
                                                                        2011   1.330       1.311            --
                                                                        2010   1.222       1.330            --
                                                                        2009   1.036       1.222            --
                                                                        2008   1.459       1.036            --
                                                                        2007   1.388       1.459       333,498
                                                                        2006   1.262       1.388       342,026
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.549       1.647            --
                                                                        2013   1.143       1.549            --
                                                                        2012   0.986       1.143            --
                                                                        2011   1.023       0.986            --
                                                                        2010   0.897       1.023            --
                                                                        2009   0.642       0.897            --
                                                                        2008   1.134       0.642            --
                                                                        2007   1.063       1.134            --
                                                                        2006   0.998       1.063            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.295
                                                                                           2013   1.315
                                                                                           2012   1.209
                                                                                           2011   1.199
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.332
                                                                                           2013   1.022
                                                                                           2012   0.929
                                                                                           2011   1.056
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.047
                                                                                           2006   1.064
                                                                                           2005   1.067
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.153
                                                                                           2008   1.126
                                                                                           2007   1.060
                                                                                           2006   1.045
                                                                                           2005   1.044
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.585
                                                                                           2006   1.270
                                                                                           2005   1.159
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.429
                                                                                           2006   1.247
                                                                                           2005   1.193
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.120
                                                                                           2005   1.055
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.125
                                                                                           2005   1.102
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.113
                                                                                           2005   1.048
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.073
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.026
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.041
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.060
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.033
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.019
                                                                                           2005   1.029
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.230
                                                                                           2005   1.124
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.081
                                                                                           2005   1.073
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.102
                                                                                           2005   1.096
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.171
                                                                                           2005   1.126
 Travelers Mondrian International Stock Subaccount (5/00)................................. 2006   1.225
                                                                                           2005   1.145
 Travelers Pioneer Fund Subaccount (5/03)................................................. 2006   1.132
                                                                                           2005   1.093
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 2006   1.057
                                                                                           2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 2006   1.118



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.331            --
                                                                                           1.295            --
                                                                                           1.315            --
                                                                                           1.209            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.435       143,792
                                                                                           1.332       165,057
                                                                                           1.022       169,953
                                                                                           0.929       367,357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.065            --
                                                                                           1.047       542,225
                                                                                           1.064       422,450
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.188            --
                                                                                           1.153       391,926
                                                                                           1.126       450,016
                                                                                           1.060       586,045
                                                                                           1.045       433,424
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.712            --
                                                                                           1.585            --
                                                                                           1.270            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.522            --
                                                                                           1.429       107,429
                                                                                           1.247       107,468
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.190            --
                                                                                           1.120         5,238
 Travelers Equity Income Subaccount (11/99)............................................... 1.179            --
                                                                                           1.125       159,076
 Travelers Large Cap Subaccount (11/99)................................................... 1.144            --
                                                                                           1.113            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.138            --
                                                                                           1.073         2,865
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.027            --
                                                                                           1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.076            --
                                                                                           1.041        22,489
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.103            --
                                                                                           1.060       121,235
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.050            --
                                                                                           1.033            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.007            --
                                                                                           1.019         2,747
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.303            --
                                                                                           1.230            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.141            --
                                                                                           1.081            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.135            --
                                                                                           1.102        36,545
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.262            --
                                                                                           1.171       234,585
 Travelers Mondrian International Stock Subaccount (5/00)................................. 1.404            --
                                                                                           1.225        86,805
 Travelers Pioneer Fund Subaccount (5/03)................................................. 1.198            --
                                                                                           1.132         2,284
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 1.110            --
                                                                                           1.057            --
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 1.126            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.104       1.118       53,178
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.094       1.139           --
                                                                          2005   1.098       1.094           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.130       1.298           --
                                                                          2005   1.000       1.130       11,049
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.262           --
                                                                          2005   1.000       1.103        4,987
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.091       1.130           --
                                                                          2005   1.036       1.091           --



                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.407       0.700            --
                                                                         2007   1.232       1.407         2,063
                                                                         2006   1.227       1.232         2,065
                                                                         2005   1.164       1.227         8,500
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.240       1.293            --
                                                                         2005   1.215       1.240        73,124
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.295       1.256            --
                                                                         2005   1.155       1.295            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.361       2.358        73,196
                                                                         2013   1.872       2.361        84,995
                                                                         2012   1.565       1.872        89,704
                                                                         2011   1.759       1.565        97,887
                                                                         2010   1.612       1.759       100,776
                                                                         2009   1.160       1.612       101,416
                                                                         2008   1.929       1.160       100,568
                                                                         2007   1.721       1.929       147,003
                                                                         2006   1.464       1.721       134,932
                                                                         2005   1.314       1.464       126,063
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.988       2.106       185,984
                                                                         2013   1.565       1.988       203,364
                                                                         2012   1.360       1.565       228,201
                                                                         2011   1.456       1.360       317,185
                                                                         2010   1.256       1.456       506,159
                                                                         2009   0.923       1.256       509,346
                                                                         2008   1.687       0.923       686,548
                                                                         2007   1.539       1.687       717,724
                                                                         2006   1.430       1.539       718,310
                                                                         2005   1.260       1.430       670,253
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.782       1.925       263,779
                                                                         2013   1.367       1.782       271,225
                                                                         2012   1.192       1.367       293,694
                                                                         2011   1.244       1.192       297,222
                                                                         2010   1.143       1.244       492,482
                                                                         2009   0.892       1.143       496,098
                                                                         2008   1.471       0.892       768,103
                                                                         2007   1.434       1.471       736,452
                                                                         2006   1.275       1.434       721,135
                                                                         2005   1.234       1.275       666,760
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   1.540       1.519            --
                                                                         2005   1.334       1.540            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................... 2006   1.532       1.984            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2005   1.464       1.532         8,142
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.287       1.396            --
                                                                              2005   1.197       1.287        20,758
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.284       1.428            --
                                                                              2005   1.195       1.284         8,092
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.145       2.341       111,007
                                                                              2013   1.675       2.145       119,801
                                                                              2012   1.475       1.675       132,991
                                                                              2011   1.552       1.475       149,679
                                                                              2010   1.357       1.552        83,900
                                                                              2009   1.025       1.357        85,293
                                                                              2008   1.829       1.025        87,879
                                                                              2007   1.595       1.829       150,366
                                                                              2006   1.464       1.595       106,331
                                                                              2005   1.283       1.464        98,221
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.703       2.798        37,846
                                                                              2013   2.037       2.703        41,608
                                                                              2012   1.822       2.037        65,034
                                                                              2011   2.093       1.822        71,981
                                                                              2010   1.668       2.093        91,854
                                                                              2009   1.222       1.668       115,506
                                                                              2008   2.073       1.222       117,103
                                                                              2007   1.841       2.073       118,086
                                                                              2006   1.678       1.841       127,709
                                                                              2005   1.456       1.678       127,914
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.495       1.527        79,542
                                                                              2013   1.344       1.495        79,542
                                                                              2012   1.222       1.344            --
                                                                              2011   1.223       1.222            --
                                                                              2010   1.111       1.223            --
                                                                              2009   0.840       1.111            --
                                                                              2008   1.223       0.840        29,659
                                                                              2007   1.207       1.223        59,769
                                                                              2006   1.046       1.207            --
                                                                              2005   1.000       1.046            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.325       1.531            --
                                                                              2005   1.227       1.325       189,176
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.032       2.132         7,746
                                                                              2013   1.506       2.032         9,061
                                                                              2012   1.392       1.506        11,582
                                                                              2011   1.498       1.392        14,952
                                                                              2010   1.202       1.498        16,846
                                                                              2009   0.858       1.202        18,803
                                                                              2008   1.528       0.858        19,569
                                                                              2007   1.407       1.528        20,943
                                                                              2006   1.326       1.407        21,401
                                                                              2005   1.296       1.326        27,775
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.004       2.726            --
                                                                              2007   2.389       3.004        43,742
                                                                              2006   1.911       2.389        58,803
                                                                              2005   1.536       1.911        50,059
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.946       1.688       166,390
                                                                              2013   1.621       1.946       196,250
                                                                              2012   1.404       1.621       203,736
                                                                              2011   1.609       1.404       213,934
                                                                              2010   1.521       1.609       260,929
                                                                              2009   1.137       1.521       276,663
                                                                              2008   1.953       1.137       308,725
                                                                              2007   1.733       1.953       334,734
                                                                              2006   1.461       1.733       316,704
                                                                              2005   1.359       1.461       314,814
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.396       1.661            --
                                                                              2005   1.314       1.396         3,139

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.582       2.829        59,470
                                                                                   2013   2.003       2.582        60,416
                                                                                   2012   1.754       2.003        61,263
                                                                                   2011   1.827       1.754        62,369
                                                                                   2010   1.491       1.827        64,056
                                                                                   2009   1.057       1.491        65,937
                                                                                   2008   1.929       1.057        65,409
                                                                                   2007   1.623       1.929        91,987
                                                                                   2006   1.467       1.623        71,980
                                                                                   2005   1.341       1.467        62,736
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.334       1.487            --
                                                                                   2005   1.314       1.334        36,825
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.256       1.334            --
                                                                                   2006   1.199       1.256        82,863
                                                                                   2005   1.155       1.199        89,303
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.993       1.049            --
                                                                                   2009   0.841       0.993       387,327
                                                                                   2008   1.469       0.841       414,501
                                                                                   2007   1.434       1.469       422,865
                                                                                   2006   1.275       1.434       543,266
                                                                                   2005   1.226       1.275       587,712
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.180       2.562       100,592
                                                                                   2013   1.511       2.180       106,935
                                                                                   2012   1.304       1.511       108,835
                                                                                   2011   1.303       1.304       106,080
                                                                                   2010   1.068       1.303       108,540
                                                                                   2009   0.813       1.068       114,331
                                                                                   2008   1.397       0.813       114,963
                                                                                   2007   1.410       1.397       116,208
                                                                                   2006   1.327       1.410        64,595
                                                                                   2005   1.218       1.327        67,192
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.679       1.684            --
                                                                                   2013   1.301       1.679        42,596
                                                                                   2012   1.159       1.301        44,519
                                                                                   2011   1.266       1.159        47,880
                                                                                   2010   1.112       1.266        49,125
                                                                                   2009   0.881       1.112        49,957
                                                                                   2008   1.422       0.881        51,147
                                                                                   2007   1.439       1.422        87,966
                                                                                   2006   1.262       1.439        52,635
                                                                                   2005   1.233       1.262        58,576
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.867       2.023        47,384
                                                                                   2013   1.471       1.867        47,629
                                                                                   2012   1.300       1.471        49,089
                                                                                   2011   1.298       1.300        49,821
                                                                                   2010   1.180       1.298        51,038
                                                                                   2009   0.990       1.180        51,051
                                                                                   2008   1.434       0.990        57,231
                                                                                   2007   1.355       1.434        58,440
                                                                                   2006   1.209       1.355        50,709
                                                                                   2005   1.188       1.209        50,721
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.913       0.896            --
                                                                                   2008   1.326       0.913            --
                                                                                   2007   1.330       1.326            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.132       1.192            --
                                                                                   2010   1.029       1.132       646,105
                                                                                   2009   0.751       1.029       682,230
                                                                                   2008   1.330       0.751       740,081
                                                                                   2007   1.338       1.330       822,638
                                                                                   2006   1.206       1.338       983,615
                                                                                   2005   1.174       1.206     1,076,823
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.175       1.273            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.076       1.175        94,134
                                                                                  2009   0.902       1.076       140,486
                                                                                  2008   1.294       0.902       141,137
                                                                                  2007   1.246       1.294       141,163
                                                                                  2006   1.082       1.246       154,112
                                                                                  2005   1.110       1.082       172,782
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   2.135       2.368        74,973
                                                                                  2013   1.736       2.135        74,982
                                                                                  2012   1.557       1.736        74,991
                                                                                  2011   1.593       1.557        75,003
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.506       1.668       338,348
                                                                                  2013   1.227       1.506       343,006
                                                                                  2012   1.102       1.227       325,173
                                                                                  2011   1.048       1.102       368,745
                                                                                  2010   0.957       1.048       393,721
                                                                                  2009   0.800       0.957       400,033
                                                                                  2008   1.259       0.800       659,210
                                                                                  2007   1.224       1.259       904,361
                                                                                  2006   1.135       1.224       998,888
                                                                                  2005   1.115       1.135     1,098,044
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.726       1.921         3,312
                                                                                  2013   1.282       1.726        22,033
                                                                                  2012   1.092       1.282        22,043
                                                                                  2011   1.125       1.092        22,056
                                                                                  2010   1.049       1.125        22,070
                                                                                  2009   0.755       1.049        22,086
                                                                                  2008   1.233       0.755        22,102
                                                                                  2007   1.200       1.233        68,105
                                                                                  2006   1.175       1.200        70,989
                                                                                  2005   1.144       1.175        71,003
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.848       2.016            --
                                                                                  2013   1.430       1.848            --
                                                                                  2012   1.258       1.430            --
                                                                                  2011   1.227       1.258         2,878
                                                                                  2010   1.149       1.227         2,294
                                                                                  2009   0.945       1.149         2,298
                                                                                  2008   1.504       0.945         2,301
                                                                                  2007   1.482       1.504         2,304
                                                                                  2006   1.284       1.482         2,307
                                                                                  2005   1.234       1.284         2,310
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.247       2.372        10,589
                                                                                  2013   1.675       2.247        11,141
                                                                                  2012   1.456       1.675        12,375
                                                                                  2011   1.552       1.456        12,534
                                                                                  2010   1.297       1.552        13,035
                                                                                  2009   0.977       1.297        13,550
                                                                                  2008   1.546       0.977        14,388
                                                                                  2007   1.478       1.546        26,564
                                                                                  2006   1.319       1.478        37,642
                                                                                  2005   1.247       1.319        37,648
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.745       2.790        10,463
                                                                                  2013   1.912       2.745        11,025
                                                                                  2012   1.640       1.912        17,999
                                                                                  2011   1.657       1.640        18,011
                                                                                  2010   1.356       1.657        18,313
                                                                                  2009   0.973       1.356        18,327
                                                                                  2008   1.681       0.973        18,342
                                                                                  2007   1.565       1.681        19,112
                                                                                  2006   1.421       1.565        16,078
                                                                                  2005   1.388       1.421        11,886
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.868       0.843            --
                                                                                  2008   1.423       0.868        37,180
                                                                                  2007   1.389       1.423        38,390
                                                                                  2006   1.236       1.389        39,401
                                                                                  2005   1.214       1.236        40,500
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.295       1.310            --
                                                                                  2006   1.181       1.295            --
                                                                                  2005   1.168       1.181            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.930       0.916            --
                                                                                      2010   0.872       0.930       128,950
                                                                                      2009   0.761       0.872       130,915
                                                                                      2008   0.989       0.761       133,245
                                                                                      2007   1.000       0.989       159,682
                                                                                      2006   0.983       1.000       185,888
                                                                                      2005   0.984       0.983       244,644
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.208       1.228            --
                                                                                      2010   1.109       1.208            --
                                                                                      2009   0.952       1.109            --
                                                                                      2008   1.129       0.952            --
                                                                                      2007   1.134       1.129        37,298
                                                                                      2006   1.102       1.134        39,777
                                                                                      2005   1.100       1.102        39,777
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.879       1.828        13,987
                                                                                      2013   1.762       1.879        13,990
                                                                                      2012   1.532       1.762        14,517
                                                                                      2011   1.532       1.532         8,865
                                                                                      2010   1.345       1.532        59,169
                                                                                      2009   0.862       1.345        61,199
                                                                                      2008   1.261       0.862        63,492
                                                                                      2007   1.287       1.261        63,492
                                                                                      2006   1.188       1.287        69,699
                                                                                      2005   1.186       1.188        82,874
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.006       0.999            --
                                                                                      2009   1.029       1.006        15,003
                                                                                      2008   1.027       1.029        35,923
                                                                                      2007   1.003       1.027       153,024
                                                                                      2006   0.981       1.003        73,774
                                                                                      2005   0.978       0.981       159,903
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.447       1.515            --
                                                                                      2006   1.255       1.447        52,707
                                                                                      2005   1.236       1.255        51,987
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.571       1.672            --
                                                                                      2006   1.425       1.571         3,038
                                                                                      2005   1.392       1.425         3,041
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.446       1.499            --
                                                                                      2006   1.263       1.446       107,131
                                                                                      2005   1.253       1.263        90,757
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.619       1.779            --
                                                                                      2006   1.477       1.619        88,915
                                                                                      2005   1.398       1.477        90,400
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   0.996       1.105        77,101
                                                                                      2013   0.983       0.996        85,545
                                                                                      2012   0.798       0.983        90,303
                                                                                      2011   0.862       0.798       100,737
                                                                                      2010   0.760       0.862        41,421
                                                                                      2009   0.576       0.760        44,470
                                                                                      2008   1.009       0.576        45,223
                                                                                      2007   1.214       1.009        48,468
                                                                                      2006   1.003       1.214        47,728
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.293       2.382            --
                                                                                      2013   1.819       2.293         2,685
                                                                                      2012   1.517       1.819         3,769
                                                                                      2011   1.677       1.517         4,997
                                                                                      2010   1.566       1.677         6,466
                                                                                      2009   1.120       1.566         7,764
                                                                                      2008   1.973       1.120            --
                                                                                      2007   1.549       1.973            --
                                                                                      2006   1.519       1.549            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.375       2.658        64,348

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.304       2.125        62,648
                                                                               2013   1.804       2.304        65,859
                                                                               2012   1.428       1.804        69,285
                                                                               2011   1.700       1.428        73,050
                                                                               2010   1.492       1.700        77,037
                                                                               2009   0.983       1.492        80,049
                                                                               2008   1.699       0.983        76,295
                                                                               2007   1.756       1.699        51,570
                                                                               2006   1.602       1.756       104,384
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.269       1.358        42,545
                                                                               2013   0.997       1.269        44,754
                                                                               2012   0.891       0.997        91,104
                                                                               2011   0.947       0.891        96,979
                                                                               2010   0.773       0.947        99,729
                                                                               2009   0.626       0.773       102,237
                                                                               2008   1.047       0.626       107,676
                                                                               2007   1.066       1.047       114,188
                                                                               2006   1.015       1.066        15,270
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.076       2.192         3,389
                                                                               2013   1.513       2.076         3,876
                                                                               2012   1.308       1.513         3,878
                                                                               2011   1.351       1.308         3,880
                                                                               2010   1.094       1.351         3,883
                                                                               2009   0.835       1.094         3,886
                                                                               2008   1.393       0.835         3,890
                                                                               2007   1.281       1.393         2,447
                                                                               2006   1.298       1.281         1,367
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.789       1.828        16,323
                                                                               2013   1.375       1.789        17,911
                                                                               2012   1.218       1.375        18,637
                                                                               2011   1.388       1.218        18,619
                                                                               2010   1.189       1.388        18,309
                                                                               2009   0.944       1.189        18,569
                                                                               2008   1.293       0.944        18,851
                                                                               2007   1.337       1.293        16,248
                                                                               2006   1.261       1.337         6,791
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.800       0.758            --
                                                                               2008   1.429       0.800            --
                                                                               2007   1.308       1.429            --
                                                                               2006   1.331       1.308            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.259       1.259            --
                                                                               2013   1.188       1.259            --
                                                                               2012   0.996       1.188       186,179
                                                                               2011   1.095       0.996       257,211
                                                                               2010   1.052       1.095       261,861
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   2.169       2.225        32,322
                                                                               2013   1.715       2.169         3,100
                                                                               2012   1.505       1.715         3,121
                                                                               2011   1.769       1.505         3,145
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.269       1.260        65,177
                                                                               2013   0.982       1.269        69,062
                                                                               2012   0.852       0.982        90,851
                                                                               2011   0.959       0.852       102,297
                                                                               2010   0.819       0.959       106,294
                                                                               2009   0.664       0.819       143,201
                                                                               2008   0.969       0.664       144,928
                                                                               2007   1.023       0.969       147,622
                                                                               2006   1.003       1.023        83,403
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.116       1.931        34,916
                                                                               2013   2.281       2.116        38,380
                                                                               2012   1.966       2.281        44,670
                                                                               2011   2.476       1.966        45,509
                                                                               2010   2.051       2.476        40,346
                                                                               2009   1.244       2.051        59,534
                                                                               2008   2.730       1.244        31,011
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.863       1.692            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.600       1.863            --
                                                                          2012   1.404       1.600            --
                                                                          2011   1.611       1.404            --
                                                                          2010   1.481       1.611            --
                                                                          2009   1.153       1.481            --
                                                                          2008   2.049       1.153            --
                                                                          2007   1.962       2.049            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.022       1.104            --
                                                                          2012   0.994       1.022            --
                                                                          2011   1.075       0.994            --
                                                                          2010   0.896       1.075            --
                                                                          2009   0.671       0.896            --
                                                                          2008   1.114       0.671            --
                                                                          2007   1.265       1.114            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.276       1.273        47,471
                                                                          2013   1.028       1.276        59,142
                                                                          2012   0.869       1.028         9,587
                                                                          2011   0.972       0.869         9,915
                                                                          2010   0.859       0.972        11,067
                                                                          2009   0.629       0.859        12,458
                                                                          2008   1.085       0.629        14,462
                                                                          2007   1.045       1.085        24,354
                                                                          2006   0.996       1.045        33,864
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.343       1.352        47,453
                                                                          2013   1.511       1.343       127,476
                                                                          2012   1.416       1.511       157,749
                                                                          2011   1.301       1.416       118,175
                                                                          2010   1.233       1.301       124,286
                                                                          2009   1.067       1.233       124,842
                                                                          2008   1.171       1.067       125,626
                                                                          2007   1.112       1.171       138,938
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.436       1.461        96,355
                                                                          2013   1.500       1.436        98,841
                                                                          2012   1.406       1.500       126,443
                                                                          2011   1.396       1.406       314,724
                                                                          2010   1.322       1.396       292,377
                                                                          2009   1.192       1.322       245,468
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.724       1.871            --
                                                                          2013   1.327       1.724            --
                                                                          2012   1.229       1.327            --
                                                                          2011   1.319       1.229            --
                                                                          2010   1.163       1.319            --
                                                                          2009   0.961       1.163            --
                                                                          2008   1.466       0.961            --
                                                                          2007   1.430       1.466            --
                                                                          2006   1.337       1.430            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.161       1.279            --
                                                                          2006   1.109       1.161            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.730       1.766        63,178
                                                                          2013   1.745       1.730        72,399
                                                                          2012   1.601       1.745        76,681
                                                                          2011   1.583       1.601        88,150
                                                                          2010   1.445       1.583        20,878
                                                                          2009   1.112       1.445        46,230
                                                                          2008   1.276       1.112        56,133
                                                                          2007   1.226       1.276        58,379
                                                                          2006   1.190       1.226        55,851
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.254       1.386       250,135
                                                                          2013   0.960       1.254       254,678
                                                                          2012   0.833       0.960       293,938
                                                                          2011   0.889       0.833       392,499
                                                                          2010   0.778       0.889       402,852
                                                                          2009   0.673       0.778       362,161
                                                                          2008   1.083       0.673       510,514
                                                                          2007   1.070       1.083       482,477
                                                                          2006   1.001       1.070       345,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.686       1.829        41,101

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.502       1.571            --
                                                                        2006   1.426       1.502        16,108
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.736       1.926        34,739
                                                                        2013   1.325       1.736        36,700
                                                                        2012   1.196       1.325        38,798
                                                                        2011   1.222       1.196        41,089
                                                                        2010   1.112       1.222        43,451
                                                                        2009   0.956       1.112        43,451
                                                                        2008   1.561       0.956        43,451
                                                                        2007   1.558       1.561        29,963
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.206       1.259       130,833
                                                                        2013   1.247       1.206       140,157
                                                                        2012   1.190       1.247       146,845
                                                                        2011   1.145       1.190       159,688
                                                                        2010   1.084       1.145       387,491
                                                                        2009   1.016       1.084       402,233
                                                                        2008   1.079       1.016       403,466
                                                                        2007   1.042       1.079       309,893
                                                                        2006   1.009       1.042       452,761
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   2.179       2.316        15,112
                                                                        2013   1.663       2.179        16,702
                                                                        2012   1.489       1.663        20,022
                                                                        2011   1.675       1.489        22,375
                                                                        2010   1.432       1.675        24,806
                                                                        2009   1.143       1.432        25,375
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.914       0.893        69,762
                                                                        2013   0.936       0.914       165,019
                                                                        2012   0.959       0.936       124,086
                                                                        2011   0.983       0.959       128,346
                                                                        2010   0.998       0.983        15,376
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.725       0.715            --
                                                                        2008   1.242       0.725        19,100
                                                                        2007   1.274       1.242        19,100
                                                                        2006   1.246       1.274            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.701       0.730            --
                                                                        2008   1.302       0.701        39,723
                                                                        2007   1.283       1.302         6,716
                                                                        2006   1.273       1.283         7,394
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.098       1.206            --
                                                                        2012   0.973       1.098         1,257
                                                                        2011   1.063       0.973         1,600
                                                                        2010   0.951       1.063         1,955
                                                                        2009   0.801       0.951         2,342
                                                                        2008   1.345       0.801         2,805
                                                                        2007   1.323       1.345         3,164
                                                                        2006   1.297       1.323         8,116
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.755       1.903         1,059
                                                                        2013   1.355       1.755         1,060
                                                                        2012   1.252       1.355         1,061
                                                                        2011   1.324       1.252         1,063
                                                                        2010   1.178       1.324         1,064
                                                                        2009   0.808       1.178         1,066
                                                                        2008   1.526       0.808         1,067
                                                                        2007   1.298       1.526         1,069
                                                                        2006   1.337       1.298         1,070
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.956       2.082         1,797
                                                                        2013   1.462       1.956         2,053
                                                                        2012   1.294       1.462         2,054
                                                                        2011   1.318       1.294         2,055
                                                                        2010   1.210       1.318         2,057
                                                                        2009   0.885       1.210         2,058
                                                                        2008   1.342       0.885         2,060
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.896       0.969            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.793       0.896        88,385
                                                                     2009   0.618       0.793        88,491
                                                                     2008   1.063       0.618        88,601
                                                                     2007   1.055       1.063        88,689
                                                                     2006   1.002       1.055        88,763
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.235       1.260            --
                                                                     2013   1.213       1.235            --
                                                                     2012   1.138       1.213        67,352
                                                                     2011   1.129       1.138        70,993
                                                                     2010   1.051       1.129            --
                                                                     2009   0.893       1.051            --
                                                                     2008   1.069       0.893            --
                                                                     2007   1.037       1.069            --
                                                                     2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.249       1.280            --
                                                                     2013   1.153       1.249            --
                                                                     2012   1.060       1.153            --
                                                                     2011   1.074       1.060            --
                                                                     2010   0.987       1.074            --
                                                                     2009   0.817       0.987            --
                                                                     2008   1.068       0.817        78,667
                                                                     2007   1.044       1.068            --
                                                                     2006   1.002       1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.246       1.278       288,749
                                                                     2013   1.081       1.246       662,725
                                                                     2012   0.978       1.081       682,819
                                                                     2011   1.016       0.978       745,528
                                                                     2010   0.919       1.016       297,979
                                                                     2009   0.744       0.919       369,546
                                                                     2008   1.068       0.744       321,544
                                                                     2007   1.049       1.068        18,003
                                                                     2006   1.002       1.049            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.226       1.260            --
                                                                     2013   1.010       1.226            --
                                                                     2012   0.897       1.010        10,115
                                                                     2011   0.955       0.897        10,126
                                                                     2010   0.853       0.955        98,218
                                                                     2009   0.677       0.853        23,416
                                                                     2008   1.068       0.677        23,445
                                                                     2007   1.054       1.068        26,657
                                                                     2006   1.002       1.054            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.714       1.892        27,331
                                                                     2013   1.333       1.714        27,331
                                                                     2012   1.183       1.333        32,054
                                                                     2011   1.192       1.183        33,179
                                                                     2010   1.067       1.192        34,351
                                                                     2009   0.872       1.067        35,645
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.551       1.642        33,761
                                                                     2013   1.338       1.551        34,471
                                                                     2012   1.231       1.338        38,760
                                                                     2011   1.233       1.231        39,785
                                                                     2010   1.150       1.233        41,448
                                                                     2009   0.995       1.150        43,373
                                                                     2008   1.312       0.995        52,177
                                                                     2007   1.290       1.312        53,988
                                                                     2006   1.213       1.290        65,343
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.965       2.125            --
                                                                     2013   1.482       1.965            --
                                                                     2012   1.302       1.482            --
                                                                     2011   1.322       1.302            --
                                                                     2010   1.215       1.322            --
                                                                     2009   1.030       1.215            --
                                                                     2008   1.442       1.030            --
                                                                     2007   1.373       1.442        88,716
                                                                     2006   1.249       1.373        73,029
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2014   2.273       2.212            --
                                                                     2013   1.832       2.273            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.543
                                                                                           2013   1.139
                                                                                           2012   0.983
                                                                                           2011   1.021
                                                                                           2010   0.896
                                                                                           2009   0.641
                                                                                           2008   1.133
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.379
                                                                                           2013   1.400
                                                                                           2012   1.289
                                                                                           2011   1.278
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   2.089
                                                                                           2013   1.605
                                                                                           2012   1.460
                                                                                           2011   1.659
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.088
                                                                                           2006   1.107
                                                                                           2005   1.111
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.154
                                                                                           2008   1.128
                                                                                           2007   1.062
                                                                                           2006   1.048
                                                                                           2005   1.048
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.827
                                                                                           2006   1.465
                                                                                           2005   1.337
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.821
                                                                                           2006   1.590
                                                                                           2005   1.521
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.253
                                                                                           2005   1.180
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.238
                                                                                           2005   1.213
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.238
                                                                                           2005   1.167
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.072
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.025
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.041
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.060
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.032
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.021
                                                                                           2005   1.032
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.347
                                                                                           2005   1.231
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.267
                                                                                           2005   1.259
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.178
                                                                                           2005   1.172
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.159
                                                                                           2005   1.115



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.640            --
                                                                                           1.543            --
                                                                                           1.139            --
                                                                                           0.983            --
                                                                                           1.021            --
                                                                                           0.896            --
                                                                                           0.641            --
                                                                                           1.133            --
                                                                                           1.063         5,718
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.417            --
                                                                                           1.379            --
                                                                                           1.400            --
                                                                                           1.289            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.251       100,500
                                                                                           2.089       122,282
                                                                                           1.605       127,748
                                                                                           1.460       222,690
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.107            --
                                                                                           1.088       145,674
                                                                                           1.107       155,649
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.189            --
                                                                                           1.154       306,107
                                                                                           1.128       268,440
                                                                                           1.062       268,484
                                                                                           1.048       269,594
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.973            --
                                                                                           1.827            --
                                                                                           1.465            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.939            --
                                                                                           1.821        39,166
                                                                                           1.590        41,639
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.331            --
                                                                                           1.253            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.297            --
                                                                                           1.238         8,446
 Travelers Large Cap Subaccount (11/99)................................................... 1.273            --
                                                                                           1.238         8,131
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.137            --
                                                                                           1.072         5,323
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.026            --
                                                                                           1.025            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.076            --
                                                                                           1.041            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.102            --
                                                                                           1.060            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.050            --
                                                                                           1.032            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.009            --
                                                                                           1.021       438,347
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.426            --
                                                                                           1.347            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.337            --
                                                                                           1.267         1,071
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.213            --
                                                                                           1.178        72,184
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.249            --
                                                                                           1.159        73,029

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.398       1.602           --
                                                                          2005   1.308       1.398       51,595
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.264       1.337           --
                                                                          2005   1.221       1.264           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.057       1.109           --
                                                                          2005   1.000       1.057           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.181       1.190           --
                                                                          2005   1.167       1.181       53,012
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.196       1.244           --
                                                                          2005   1.200       1.196           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.130       1.298           --
                                                                          2005   1.000       1.130          518
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.261           --
                                                                          2005   1.000       1.103        2,824
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.203       1.246           --
                                                                          2005   1.143       1.203           --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect XTRA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.080       1.156            --
                                                                          2006   1.000       1.080        21,186
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.808       0.849            --
                                                                          2005   0.777       0.808        26,568
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)......... 2006   0.749       0.733            --
                                                                          2005   0.663       0.749       587,791
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............... 2014   2.120       2.135            --
                                                                          2013   1.668       2.120            --
                                                                          2012   1.383       1.668           344
                                                                          2011   1.542       1.383           349
                                                                          2010   1.402       1.542         3,978
                                                                          2009   1.001       1.402       101,125
                                                                          2008   1.651       1.001       121,884
                                                                          2007   1.461       1.651       155,396
                                                                          2006   1.233       1.461       378,365
                                                                          2005   1.098       1.233       362,506
 American Funds Growth Subaccount (Class 2) (11/99)...................... 2014   1.846       1.972       108,248
                                                                          2013   1.442       1.846       110,165
                                                                          2012   1.243       1.442       112,013
                                                                          2011   1.320       1.243       113,293
                                                                          2010   1.130       1.320       266,154
                                                                          2009   0.823       1.130       474,750
                                                                          2008   1.493       0.823       519,168
                                                                          2007   1.351       1.493       655,341
                                                                          2006   1.245       1.351       832,088
                                                                          2005   1.089       1.245       817,588
 American Funds Growth-Income Subaccount (Class 2) (11/99)............... 2014   1.957       2.131         6,107
                                                                          2013   1.489       1.957         6,110
                                                                          2012   1.288       1.489        26,237
                                                                          2011   1.334       1.288        55,157
                                                                          2010   1.216       1.334       143,904
                                                                          2009   0.942       1.216       225,504
                                                                          2008   1.539       0.942       320,159
                                                                          2007   1.489       1.539       413,323
                                                                          2006   1.314       1.489       506,326
                                                                          2005   1.261       1.314       593,898
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)........................................ 2006   0.670       0.663            --
                                                                          2005   0.576       0.670        61,171
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).................. 2007   1.645       1.723            --
                                                                          2006   1.261       1.645        73,896
                                                                          2005   1.002       1.261        44,890
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00).................... 2006   2.325       3.034            --
                                                                          2005   2.204       2.325        68,548
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)............. 2008   1.094       1.047            --
                                                                          2007   1.038       1.094        22,570
                                                                          2006   0.905       1.038        24,735
                                                                          2005   0.881       0.905        25,634
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)....... 2008   1.003       0.947            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   1.146       1.003        14,180
                                                                                      2006   1.122       1.146        27,509
                                                                                      2005   1.078       1.122        26,301
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.309       1.424            --
                                                                                      2005   1.207       1.309            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.306       1.456            --
                                                                                      2005   1.205       1.306        19,564
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.792       1.969            --
                                                                                      2013   1.390       1.792            --
                                                                                      2012   1.216       1.390            --
                                                                                      2011   1.271       1.216        59,063
                                                                                      2010   1.105       1.271       101,899
                                                                                      2009   0.829       1.105        88,104
                                                                                      2008   1.470       0.829        46,306
                                                                                      2007   1.273       1.470       161,778
                                                                                      2006   1.161       1.273       203,675
                                                                                      2005   1.011       1.161       214,332
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.840       2.004            --
                                                                                      2013   1.353       1.840            --
                                                                                      2012   1.124       1.353            --
                                                                                      2011   1.175       1.124            --
                                                                                      2010   1.012       1.175            --
                                                                                      2009   0.757       1.012            --
                                                                                      2008   1.312       0.757            --
                                                                                      2007   1.249       1.312            --
                                                                                      2006   1.115       1.249            --
                                                                                      2005   0.939       1.115            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.027       3.159         4,952
                                                                                      2013   2.264       3.027         5,634
                                                                                      2012   2.008       2.264         6,019
                                                                                      2011   2.289       2.008        36,830
                                                                                      2010   1.809       2.289        35,891
                                                                                      2009   1.315       1.809        25,963
                                                                                      2008   2.213       1.315         7,629
                                                                                      2007   1.950       2.213        48,181
                                                                                      2006   1.763       1.950        38,034
                                                                                      2005   1.518       1.763        41,237
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.253       1.460            --
                                                                                      2005   1.152       1.253        84,767
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.556       3.235            --
                                                                                      2007   2.806       3.556         4,300
                                                                                      2006   2.226       2.806         6,366
                                                                                      2005   1.775       2.226            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.654       1.446        51,545
                                                                                      2013   1.366       1.654        51,547
                                                                                      2012   1.174       1.366        51,549
                                                                                      2011   1.335       1.174        75,850
                                                                                      2010   1.252       1.335       232,263
                                                                                      2009   0.928       1.252       424,953
                                                                                      2008   1.582       0.928       448,995
                                                                                      2007   1.392       1.582       571,459
                                                                                      2006   1.165       1.392       629,814
                                                                                      2005   1.074       1.165       643,897
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.258       1.508            --
                                                                                      2005   1.174       1.258        22,978
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.065       1.089            --
                                                                                      2005   1.068       1.065            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.056       1.091            --
                                                                                      2005   0.997       1.056        45,236
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.077       1.092            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2009   0.871       1.077        22,966
                                                                                  2008   1.247       0.871        34,227
                                                                                  2007   1.041       1.247        13,455
                                                                                  2006   0.995       1.041        13,455
                                                                                  2005   0.900       0.995        27,169
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.722       0.680            --
                                                                                  2007   0.671       0.722        30,982
                                                                                  2006   0.578       0.671        54,146
                                                                                  2005   0.557       0.578        53,652
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.500       0.535            --
                                                                                  2010   0.408       0.500        59,468
                                                                                  2009   0.264       0.408        53,166
                                                                                  2008   0.480       0.264        33,528
                                                                                  2007   0.400       0.480        33,528
                                                                                  2006   0.377       0.400        33,528
                                                                                  2005   0.344       0.377        33,528
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.544       1.733            --
                                                                                  2005   1.508       1.544         3,347
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.382       2.822       105,532
                                                                                  2013   1.638       2.382       106,266
                                                                                  2012   1.402       1.638       107,478
                                                                                  2011   1.390       1.402       116,492
                                                                                  2010   1.130       1.390       158,930
                                                                                  2009   0.853       1.130       281,793
                                                                                  2008   1.455       0.853       345,119
                                                                                  2007   1.509       1.455       373,650
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.913       1.923            --
                                                                                  2013   1.471       1.913       105,550
                                                                                  2012   1.300       1.471       115,190
                                                                                  2011   1.408       1.300       138,148
                                                                                  2010   1.227       1.408       175,746
                                                                                  2009   0.964       1.227       206,129
                                                                                  2008   1.544       0.964       336,437
                                                                                  2007   1.612       1.544       469,731
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.745       1.906            --
                                                                                  2013   1.364       1.745            --
                                                                                  2012   1.195       1.364            --
                                                                                  2011   1.184       1.195        47,047
                                                                                  2010   1.068       1.184        49,972
                                                                                  2009   0.889       1.068        87,058
                                                                                  2008   1.277       0.889        64,335
                                                                                  2007   1.234       1.277        52,880
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.483       1.664       100,417
                                                                                  2013   1.093       1.483       104,888
                                                                                  2012   0.923       1.093        87,794
                                                                                  2011   0.944       0.923       119,669
                                                                                  2010   0.874       0.944       118,050
                                                                                  2009   0.624       0.874       142,943
                                                                                  2008   1.010       0.624       129,137
                                                                                  2007   1.009       1.010       132,422
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.875       2.061        79,333
                                                                                  2013   1.439       1.875        79,336
                                                                                  2012   1.255       1.439        79,340
                                                                                  2011   1.215       1.255        79,396
                                                                                  2010   1.128       1.215        80,260
                                                                                  2009   0.921       1.128       101,945
                                                                                  2008   1.453       0.921       125,051
                                                                                  2007   1.421       1.453       192,644
                                                                                  2006   1.221       1.421       228,253
                                                                                  2005   1.165       1.221       227,875
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.893       2.963            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.999       2.893            --
                                                                               2012   1.701       1.999            --
                                                                               2011   1.705       1.701         4,004
                                                                               2010   1.384       1.705         4,004
                                                                               2009   0.985       1.384         4,004
                                                                               2008   1.688       0.985         4,004
                                                                               2007   1.559       1.688        14,594
                                                                               2006   1.405       1.559        14,568
                                                                               2005   1.361       1.405        15,629
 LMPVET Equity Index Subaccount (Class II) (11/99)............................ 2009   0.631       0.614            --
                                                                               2008   1.026       0.631        45,995
                                                                               2007   0.994       1.026        49,310
                                                                               2006   0.877       0.994        69,147
                                                                               2005   0.855       0.877        67,852
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.986       0.974            --
                                                                               2010   0.917       0.986        49,261
                                                                               2009   0.794       0.917        53,593
                                                                               2008   1.024       0.794        53,616
                                                                               2007   1.026       1.024        55,141
                                                                               2006   1.002       1.026        59,269
                                                                               2005   0.994       1.002        59,269
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.546       1.622            --
                                                                               2006   1.330       1.546       389,440
                                                                               2005   1.299       1.330       318,767
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.194       1.244            --
                                                                               2006   1.164       1.194            --
                                                                               2005   1.124       1.164            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.324       1.371            --
                                                                               2006   1.211       1.324            --
                                                                               2005   1.120       1.211            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.232       1.287            --
                                                                               2006   1.114       1.232            --
                                                                               2005   1.092       1.114            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.616       1.679            --
                                                                               2006   1.400       1.616            --
                                                                               2005   1.378       1.400            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.807       1.991            --
                                                                               2006   1.636       1.807        51,049
                                                                               2005   1.536       1.636        64,733
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.100       1.135            --
                                                                               2005   1.077       1.100            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.512       1.457            --
                                                                               2007   1.448       1.512        57,490
                                                                               2006   1.521       1.448        57,060
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................ 2014   2.153       2.194        23,425
                                                                               2013   1.991       2.153        25,172
                                                                               2012   1.730       1.991        27,054
                                                                               2011   1.714       1.730        29,107
                                                                               2010   1.498       1.714        30,862
                                                                               2009   1.033       1.498        34,061
                                                                               2008   1.383       1.033        36,518
                                                                               2007   1.368       1.383        47,377
                                                                               2006   1.298       1.368        49,599
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.059       1.185        10,270

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.037       1.059        10,951
                                                                            2012   0.835       1.037        15,907
                                                                            2011   0.895       0.835         9,165
                                                                            2010   0.782       0.895        10,106
                                                                            2009   0.588       0.782        65,940
                                                                            2008   1.023       0.588        65,954
                                                                            2007   1.220       1.023        68,018
                                                                            2006   1.003       1.220       201,566
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.064       1.108            --
                                                                            2013   0.837       1.064            --
                                                                            2012   0.693       0.837            --
                                                                            2011   0.760       0.693         4,041
                                                                            2010   0.704       0.760         4,047
                                                                            2009   0.499       0.704        68,875
                                                                            2008   0.872       0.499        74,861
                                                                            2007   0.680       0.872       165,196
                                                                            2006   0.663       0.680        64,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   1.105       1.243            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.603       1.490            --
                                                                            2013   1.245       1.603            --
                                                                            2012   0.977       1.245            --
                                                                            2011   1.154       0.977            --
                                                                            2010   1.005       1.154            --
                                                                            2009   0.657       1.005            --
                                                                            2008   1.126       0.657            --
                                                                            2007   1.154       1.126         1,296
                                                                            2006   1.048       1.154            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.630       1.753            --
                                                                            2013   1.223       1.630        12,109
                                                                            2012   1.049       1.223            --
                                                                            2011   1.082       1.049            46
                                                                            2010   0.957       1.082         1,677
                                                                            2009   0.767       0.957         2,701
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.224       2.368            --
                                                                            2013   1.608       2.224            --
                                                                            2012   1.379       1.608            --
                                                                            2011   1.413       1.379            --
                                                                            2010   1.135       1.413            --
                                                                            2009   0.860       1.135            --
                                                                            2008   1.423       0.860            --
                                                                            2007   1.298       1.423            --
                                                                            2006   1.307       1.298            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.917       1.975         5,104
                                                                            2013   1.462       1.917         5,476
                                                                            2012   1.285       1.462            --
                                                                            2011   1.452       1.285            --
                                                                            2010   1.235       1.452            --
                                                                            2009   0.972       1.235            --
                                                                            2008   1.321       0.972        25,715
                                                                            2007   1.355       1.321         5,535
                                                                            2006   1.271       1.355            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2007   1.200       1.256            --
                                                                            2006   1.135       1.200            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.045       2.115         5,433
                                                                            2013   1.921       2.045         7,434
                                                                            2012   1.724       1.921         7,784
                                                                            2011   1.672       1.724         8,166
                                                                            2010   1.501       1.672        10,783
                                                                            2009   1.112       1.501        11,214
                                                                            2008   1.385       1.112        11,723
                                                                            2007   1.317       1.385        76,626
                                                                            2006   1.257       1.317       129,061
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.603       0.573            --
                                                                            2008   1.069       0.603            --
                                                                            2007   0.971       1.069            --
                                                                            2006   0.982       0.971            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.259       1.302            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   0.988       1.259            --
                                                                              2012   0.860       0.988            --
                                                                              2011   1.005       0.860            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   1.697       1.566            --
                                                                              2013   1.811       1.697            --
                                                                              2012   1.545       1.811            --
                                                                              2011   1.925       1.545            --
                                                                              2010   1.577       1.925            --
                                                                              2009   0.947       1.577            --
                                                                              2008   2.158       0.947            --
                                                                              2007   1.712       2.158        21,552
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.484       2.467            --
                                                                              2008   3.240       1.484           688
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.086       1.177            --
                                                                              2012   1.048       1.086            --
                                                                              2011   1.125       1.048            --
                                                                              2010   0.930       1.125            --
                                                                              2009   0.691       0.930            --
                                                                              2008   1.138       0.691            --
                                                                              2007   1.284       1.138         1,213
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.357       1.364        24,105
                                                                              2013   1.085       1.357        22,364
                                                                              2012   0.910       1.085        23,934
                                                                              2011   1.009       0.910        28,233
                                                                              2010   0.885       1.009        29,664
                                                                              2009   0.643       0.885        45,378
                                                                              2008   1.099       0.643        35,859
                                                                              2007   1.051       1.099        29,177
                                                                              2006   0.996       1.051        30,350
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.774       1.819       103,504
                                                                              2013   1.838       1.774       109,440
                                                                              2012   1.709       1.838       115,632
                                                                              2011   1.683       1.709       122,485
                                                                              2010   1.581       1.683       127,657
                                                                              2009   1.419       1.581       202,920
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2014   2.017       2.206            --
                                                                              2013   1.540       2.017            --
                                                                              2012   1.415       1.540            --
                                                                              2011   1.506       1.415            --
                                                                              2010   1.317       1.506            --
                                                                              2009   1.080       1.317            --
                                                                              2008   1.634       1.080            --
                                                                              2007   1.582       1.634            --
                                                                              2006   1.471       1.582            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.177       1.299            --
                                                                              2006   1.118       1.177            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2014   2.171       2.234        19,116
                                                                              2013   2.172       2.171        23,004
                                                                              2012   1.977       2.172        24,397
                                                                              2011   1.939       1.977        18,443
                                                                              2010   1.756       1.939        19,657
                                                                              2009   1.341       1.756        30,096
                                                                              2008   1.526       1.341        22,770
                                                                              2007   1.455       1.526        30,308
                                                                              2006   1.404       1.455        54,184
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 2013   0.475       0.497            --
                                                                              2012   0.431       0.475            --
                                                                              2011   0.533       0.431            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).............. 2014   1.340       1.494        27,632
                                                                              2013   1.018       1.340        13,490
                                                                              2012   0.877       1.018        14,978
                                                                              2011   0.928       0.877        16,524
                                                                              2010   0.806       0.928        16,537
                                                                              2009   0.692       0.806        19,119
                                                                              2008   1.103       0.692        19,134
                                                                              2007   1.078       1.103        22,649
                                                                              2006   1.001       1.078        22,662

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.925       2.101       103,736
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.002       1.051            --
                                                                        2006   0.947       1.002        35,730
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.225       1.370        15,200
                                                                        2013   0.928       1.225        15,869
                                                                        2012   0.831       0.928        16,052
                                                                        2011   0.842       0.831        18,627
                                                                        2010   0.760       0.842        19,067
                                                                        2009   0.648       0.760        19,124
                                                                        2008   1.050       0.648        18,248
                                                                        2007   1.042       1.050        35,490
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.571       1.656           416
                                                                        2013   1.609       1.571         2,799
                                                                        2012   1.520       1.609         3,217
                                                                        2011   1.450       1.520         3,703
                                                                        2010   1.360       1.450        12,433
                                                                        2009   1.262       1.360         5,959
                                                                        2008   1.328       1.262         7,324
                                                                        2007   1.270       1.328        88,697
                                                                        2006   1.222       1.270        20,155
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.165       1.249        27,510
                                                                        2013   0.882       1.165        31,220
                                                                        2012   0.784       0.882        56,653
                                                                        2011   0.875       0.784        34,800
                                                                        2010   0.742       0.875        35,366
                                                                        2009   0.589       0.742       122,075
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.152       1.134        11,448
                                                                        2013   1.171       1.152        10,436
                                                                        2012   1.190       1.171            --
                                                                        2011   1.209       1.190        52,886
                                                                        2010   1.228       1.209        51,451
                                                                        2009   1.243       1.228        60,167
                                                                        2008   1.228       1.243       319,495
                                                                        2007   1.188       1.228        90,839
                                                                        2006   1.162       1.188        89,985
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.469       0.489            --
                                                                        2008   0.863       0.469       178,720
                                                                        2007   0.844       0.863       187,810
                                                                        2006   0.832       0.844       214,405
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.188       1.308            --
                                                                        2012   1.044       1.188        66,065
                                                                        2011   1.132       1.044        68,342
                                                                        2010   1.005       1.132        68,647
                                                                        2009   0.839       1.005        69,742
                                                                        2008   1.397       0.839        69,159
                                                                        2007   1.364       1.397       126,317
                                                                        2006   1.330       1.364       177,571
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.841       0.919        79,462
                                                                        2013   0.644       0.841        80,658
                                                                        2012   0.591       0.644        80,190
                                                                        2011   0.620       0.591        90,497
                                                                        2010   0.547       0.620       117,341
                                                                        2009   0.372       0.547       161,174
                                                                        2008   0.697       0.372       130,868
                                                                        2007   0.588       0.697       133,836
                                                                        2006   0.603       0.588       166,896
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2007   1.060       1.077            --
                                                                        2006   1.002       1.060            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.314       1.351            --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.280       1.314            --
                                                                        2012   1.191       1.280            --
                                                                        2011   1.172       1.191            --
                                                                        2010   1.083       1.172            --
                                                                        2009   0.913       1.083            --
                                                                        2008   1.083       0.913            --
                                                                        2007   1.043       1.083            --
                                                                        2006   1.001       1.043            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.328       1.372            --
                                                                        2013   1.217       1.328            --
                                                                        2012   1.109       1.217            --
                                                                        2011   1.115       1.109            --
                                                                        2010   1.016       1.115            --
                                                                        2009   0.835       1.016            --
                                                                        2008   1.082       0.835            --
                                                                        2007   1.049       1.082       235,067
                                                                        2006   1.002       1.049            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.325       1.369            --
                                                                        2013   1.141       1.325            --
                                                                        2012   1.024       1.141            --
                                                                        2011   1.055       1.024            --
                                                                        2010   0.947       1.055            --
                                                                        2009   0.760       0.947            --
                                                                        2008   1.083       0.760            --
                                                                        2007   1.054       1.083        67,813
                                                                        2006   1.002       1.054        67,850
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.304       1.351            --
                                                                        2013   1.066       1.304            --
                                                                        2012   0.939       1.066            --
                                                                        2011   0.991       0.939            --
                                                                        2010   0.878       0.991            --
                                                                        2009   0.691       0.878            --
                                                                        2008   1.083       0.691            --
                                                                        2007   1.059       1.083            --
                                                                        2006   1.002       1.059            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.297       1.443        10,313
                                                                        2013   1.000       1.297        10,828
                                                                        2012   0.881       1.000        10,838
                                                                        2011   0.881       0.881        10,850
                                                                        2010   0.781       0.881        10,864
                                                                        2009   0.635       0.781        11,538
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.894       2.021       137,456
                                                                        2013   1.620       1.894       142,280
                                                                        2012   1.479       1.620       152,785
                                                                        2011   1.470       1.479       171,802
                                                                        2010   1.360       1.470       172,757
                                                                        2009   1.167       1.360       240,392
                                                                        2008   1.527       1.167       301,777
                                                                        2007   1.489       1.527       346,080
                                                                        2006   1.393       1.489       370,563
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.223       2.424            --
                                                                        2013   1.664       2.223            --
                                                                        2012   1.450       1.664            --
                                                                        2011   1.461       1.450            --
                                                                        2010   1.332       1.461            --
                                                                        2009   1.120       1.332            --
                                                                        2008   1.485       1.120            --
                                                                        2007   1.402       1.485        10,677
                                                                        2006   1.269       1.402            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   1.990       1.959            --
                                                                        2013   1.594       1.990            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.641       1.758        42,691

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.202       1.641        42,691
                                                                                 2012   1.029       1.202        42,691
                                                                                 2011   1.060       1.029        45,010
                                                                                 2010   0.922       1.060       228,223
                                                                                 2009   0.655       0.922       263,571
                                                                                 2008   1.148       0.655       268,196
                                                                                 2007   1.069       1.148       362,118
                                                                                 2006   0.998       1.069       407,590
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.157       1.201            --
                                                                                 2006   1.089       1.157            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2014   1.209       1.225        10,657
                                                                                 2013   1.235       1.209            --
                                                                                 2012   1.213       1.235            --
                                                                                 2011   1.166       1.213        16,861
                                                                                 2010   1.118       1.166         9,436
                                                                                 2009   1.087       1.118            --
                                                                                 2008   1.107       1.087        14,966
                                                                                 2007   1.077       1.107       193,092
                                                                                 2006   1.040       1.077        28,536
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.557       1.695            --
                                                                                 2013   1.312       1.557            --
                                                                                 2012   1.187       1.312            --
                                                                                 2011   1.162       1.187            --
                                                                                 2010   1.077       1.162            --
                                                                                 2009   0.928       1.077            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................. 2014   1.272       1.385            --
                                                                                 2013   0.967       1.272            --
                                                                                 2012   0.870       0.967            --
                                                                                 2011   0.922       0.870        75,204
                                                                                 2010   0.836       0.922       121,752
                                                                                 2009   0.644       0.836        40,701
                                                                                 2008   1.043       0.644         2,785
Money Market Portfolio
 Money Market Subaccount (10/97)................................................ 2006   1.151       1.162            --
                                                                                 2005   1.137       1.151       263,728
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................. 2006   1.116       1.179            --
                                                                                 2005   1.072       1.116            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 2007   1.117       1.139            --
                                                                                 2006   1.127       1.117         9,383
                                                                                 2005   1.122       1.127       101,465
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.369       1.415            --
                                                                                 2008   1.328       1.369       160,922
                                                                                 2007   1.241       1.328       256,667
                                                                                 2006   1.214       1.241       284,670
                                                                                 2005   1.204       1.214       350,967
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 2008   0.961       0.891            --
                                                                                 2007   0.885       0.961        11,352
                                                                                 2006   0.810       0.885        11,362
                                                                                 2005   0.767       0.810        11,374
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 2007   1.393       1.508            --
                                                                                 2006   1.108       1.393       114,334
                                                                                 2005   1.003       1.108        13,188
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2007   1.945       2.077            --
                                                                                 2006   1.685       1.945        92,301
                                                                                 2005   1.599       1.685       120,081
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)........................... 2006   0.923       0.982            --
                                                                                 2005   0.862       0.923            --
 Travelers Convertible Securities Subaccount (5/00)............................. 2006   1.179       1.257            --
                                                                                 2005   1.194       1.179       133,806
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).......................... 2006   1.393       1.521            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.259       1.393        58,517
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.266       1.330            --
                                                                                     2005   1.231       1.266       206,627
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.266       1.298            --
                                                                                     2005   1.254       1.266       172,196
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.177       1.219            --
                                                                                     2005   1.136       1.177         1,155
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.808       0.832            --
                                                                                     2005   0.755       0.808       172,921
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035            --
                                                                                     2005   1.000       1.031            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111            --
                                                                                     2005   1.000       1.065            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058            --
                                                                                     2005   1.000       1.037            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.891       0.947            --
                                                                                     2005   0.808       0.891        18,532
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.569       0.603            --
                                                                                     2005   0.561       0.569       164,440
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.350       1.393            --
                                                                                     2005   1.332       1.350       503,733
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269            --
                                                                                     2005   1.121       1.174            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.912       1.048            --
                                                                                     2005   0.846       0.912        23,507
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471            --
                                                                                     2005   1.329       1.386            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118            --
                                                                                     2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.390       1.404            --
                                                                                     2005   1.363       1.390        72,521
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.234       1.222            --
                                                                                     2005   1.233       1.234        24,490
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.734       0.766            --
                                                                                     2005   0.731       0.734        58,711
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307            --
                                                                                     2005   1.000       1.136            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271            --
                                                                                     2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.079       1.040            --
                                                                                     2005   1.051       1.079            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.581       1.701            --
                                                                                     2013   1.353       1.581            --
                                                                                     2012   1.242       1.353            --
                                                                                     2011   1.262       1.242            --
                                                                                     2010   1.144       1.262            --
                                                                                     2009   0.946       1.144            --
                                                                                     2008   1.285       0.946            --
                                                                                     2007   1.178       1.285            --
                                                                                     2006   1.111       1.178            --
                                                                                     2005   1.082       1.111            --

               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............ 2009   0.765       0.742           --
                                                                2008   1.210       0.765        3,893
                                                                2007   1.259       1.210        4,960
                                                                2006   1.102       1.259        6,114
                                                                2005   1.076       1.102        7,430
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.549       0.563           --
                                                                2008   0.980       0.549           --
                                                                2007   0.886       0.980           --
                                                                2006   0.843       0.886           --
                                                                2005   0.794       0.843           --



                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.080       1.156             --
                                                                         2006   1.000       1.080        769,166
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   0.808       0.849             --
                                                                         2005   0.777       0.808      1,363,696
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.747       0.730             --
                                                                         2005   0.661       0.747     16,224,219
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.114       2.129      3,841,870
                                                                         2013   1.663       2.114      4,332,567
                                                                         2012   1.379       1.663      5,280,344
                                                                         2011   1.538       1.379      6,514,739
                                                                         2010   1.398       1.538      9,476,151
                                                                         2009   0.999       1.398     12,011,686
                                                                         2008   1.647       0.999     15,443,389
                                                                         2007   1.457       1.647     20,719,476
                                                                         2006   1.229       1.457     21,324,458
                                                                         2005   1.095       1.229     20,626,162
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.841       1.966      8,253,963
                                                                         2013   1.438       1.841      9,673,781
                                                                         2012   1.240       1.438     11,677,384
                                                                         2011   1.316       1.240     14,075,830
                                                                         2010   1.127       1.316     19,265,722
                                                                         2009   0.821       1.127     25,266,325
                                                                         2008   1.489       0.821     28,245,812
                                                                         2007   1.347       1.489     33,531,749
                                                                         2006   1.242       1.347     37,310,477
                                                                         2005   1.086       1.242     39,485,611
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.952       2.125      6,297,990
                                                                         2013   1.485       1.952      7,298,591
                                                                         2012   1.285       1.485      8,769,660
                                                                         2011   1.330       1.285     10,739,373
                                                                         2010   1.213       1.330     15,307,491
                                                                         2009   0.939       1.213     18,741,597
                                                                         2008   1.535       0.939     22,823,743
                                                                         2007   1.485       1.535     29,775,419
                                                                         2006   1.310       1.485     32,511,078
                                                                         2005   1.258       1.310     33,596,778
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   0.669       0.662             --
                                                                         2005   0.575       0.669      3,750,757
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)................. 2007   1.642       1.720             --
                                                                         2006   1.259       1.642        253,126
                                                                         2005   1.000       1.259        260,636

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   2.320       3.029            --
                                                                                      2005   2.200       2.320       809,694
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.092       1.045            --
                                                                                      2007   1.036       1.092       489,315
                                                                                      2006   0.904       1.036       514,976
                                                                                      2005   0.880       0.904       932,713
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.001       0.945            --
                                                                                      2007   1.144       1.001       946,580
                                                                                      2006   1.120       1.144     1,226,738
                                                                                      2005   1.076       1.120     1,556,185
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.309       1.424            --
                                                                                      2005   1.207       1.309       242,084
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.306       1.456            --
                                                                                      2005   1.205       1.306       154,639
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.789       1.965       313,262
                                                                                      2013   1.388       1.789       381,989
                                                                                      2012   1.214       1.388       592,758
                                                                                      2011   1.269       1.214       887,526
                                                                                      2010   1.103       1.269     1,273,733
                                                                                      2009   0.827       1.103     1,754,258
                                                                                      2008   1.467       0.827     2,159,991
                                                                                      2007   1.271       1.467     2,412,345
                                                                                      2006   1.159       1.271     2,435,238
                                                                                      2005   1.009       1.159     2,475,024
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.840       2.004        36,758
                                                                                      2013   1.353       1.840        39,338
                                                                                      2012   1.124       1.353        61,962
                                                                                      2011   1.175       1.124        64,880
                                                                                      2010   1.012       1.175       105,690
                                                                                      2009   0.757       1.012       124,523
                                                                                      2008   1.312       0.757       135,979
                                                                                      2007   1.249       1.312       150,320
                                                                                      2006   1.115       1.249       180,928
                                                                                      2005   0.939       1.115       195,135
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.027       3.159       530,589
                                                                                      2013   2.264       3.027       630,294
                                                                                      2012   2.008       2.264       782,493
                                                                                      2011   2.289       2.008     1,104,556
                                                                                      2010   1.809       2.289     1,463,609
                                                                                      2009   1.315       1.809     1,883,633
                                                                                      2008   2.213       1.315     2,043,755
                                                                                      2007   1.950       2.213     2,637,765
                                                                                      2006   1.763       1.950     2,908,493
                                                                                      2005   1.518       1.763     3,011,375
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.253       1.460            --
                                                                                      2005   1.152       1.253     2,456,692
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.556       3.235            --
                                                                                      2007   2.806       3.556     1,211,669
                                                                                      2006   2.226       2.806     1,491,865
                                                                                      2005   1.775       2.226       891,920
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.649       1.442     1,381,616
                                                                                      2013   1.363       1.649     1,667,248
                                                                                      2012   1.171       1.363     2,116,713
                                                                                      2011   1.332       1.171     2,661,870
                                                                                      2010   1.248       1.332     3,609,994
                                                                                      2009   0.926       1.248     4,395,974
                                                                                      2008   1.577       0.926     5,647,036
                                                                                      2007   1.388       1.577     7,216,761
                                                                                      2006   1.162       1.388     7,720,877
                                                                                      2005   1.071       1.162     7,177,426
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.258       1.508            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2005   1.174       1.258      1,198,837
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.065       1.089             --
                                                                                  2005   1.068       1.065        206,047
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.054       1.089             --
                                                                                  2005   0.995       1.054      1,852,671
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.075       1.090             --
                                                                                  2009   0.869       1.075        371,308
                                                                                  2008   1.245       0.869        598,223
                                                                                  2007   1.039       1.245        631,538
                                                                                  2006   0.993       1.039        705,421
                                                                                  2005   0.898       0.993        785,715
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.721       0.679             --
                                                                                  2007   0.670       0.721      1,112,078
                                                                                  2006   0.577       0.670      1,395,786
                                                                                  2005   0.556       0.577      1,707,096
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.499       0.534             --
                                                                                  2010   0.408       0.499        641,361
                                                                                  2009   0.264       0.408        765,922
                                                                                  2008   0.479       0.264      1,108,613
                                                                                  2007   0.400       0.479        932,088
                                                                                  2006   0.377       0.400      1,054,850
                                                                                  2005   0.343       0.377      1,230,804
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.544       1.733             --
                                                                                  2005   1.508       1.544        675,530
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.375       2.814      4,006,640
                                                                                  2013   1.633       2.375      4,558,663
                                                                                  2012   1.398       1.633      5,754,084
                                                                                  2011   1.386       1.398      7,572,035
                                                                                  2010   1.127       1.386     10,246,619
                                                                                  2009   0.851       1.127     12,928,013
                                                                                  2008   1.451       0.851     15,465,605
                                                                                  2007   1.504       1.451     18,240,506
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.908       1.918             --
                                                                                  2013   1.467       1.908      3,866,806
                                                                                  2012   1.296       1.467      4,887,589
                                                                                  2011   1.404       1.296      6,093,396
                                                                                  2010   1.224       1.404      9,488,818
                                                                                  2009   0.961       1.224     12,638,705
                                                                                  2008   1.540       0.961     14,594,606
                                                                                  2007   1.608       1.540     17,163,265
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.740       1.900      2,051,844
                                                                                  2013   1.360       1.740      2,455,071
                                                                                  2012   1.192       1.360      3,112,732
                                                                                  2011   1.180       1.192      3,670,642
                                                                                  2010   1.065       1.180      5,066,071
                                                                                  2009   0.886       1.065      6,110,979
                                                                                  2008   1.274       0.886      6,552,136
                                                                                  2007   1.231       1.274      7,730,573
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.479       1.660      2,898,494
                                                                                  2013   1.090       1.479      3,620,746
                                                                                  2012   0.921       1.090      4,317,527
                                                                                  2011   0.942       0.921      5,480,431
                                                                                  2010   0.871       0.942      7,236,349
                                                                                  2009   0.622       0.871      9,526,956
                                                                                  2008   1.008       0.622     11,204,523
                                                                                  2007   1.006       1.008     13,752,289
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.870       2.055      1,494,713

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.435       1.870     1,975,009
                                                                                  2012   1.252       1.435     2,527,943
                                                                                  2011   1.212       1.252     3,274,973
                                                                                  2010   1.125       1.212     4,489,112
                                                                                  2009   0.918       1.125     5,641,069
                                                                                  2008   1.449       0.918     6,999,706
                                                                                  2007   1.418       1.449     9,586,806
                                                                                  2006   1.218       1.418     4,193,079
                                                                                  2005   1.162       1.218     4,911,025
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.885       2.955       399,866
                                                                                  2013   1.994       2.885       583,908
                                                                                  2012   1.696       1.994       685,293
                                                                                  2011   1.700       1.696       983,676
                                                                                  2010   1.380       1.700     1,674,256
                                                                                  2009   0.982       1.380     1,922,697
                                                                                  2008   1.683       0.982     2,199,826
                                                                                  2007   1.555       1.683     2,592,542
                                                                                  2006   1.401       1.555     2,494,567
                                                                                  2005   1.357       1.401     2,895,037
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.629       0.613            --
                                                                                  2008   1.023       0.629     6,436,732
                                                                                  2007   0.991       1.023     7,045,973
                                                                                  2006   0.875       0.991     7,640,403
                                                                                  2005   0.853       0.875     8,773,519
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.986       0.974            --
                                                                                  2010   0.917       0.986       349,699
                                                                                  2009   0.794       0.917       332,000
                                                                                  2008   1.024       0.794       418,844
                                                                                  2007   1.026       1.024       561,156
                                                                                  2006   1.002       1.026       604,988
                                                                                  2005   0.994       1.002       766,086
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.542       1.618            --
                                                                                  2006   1.327       1.542     8,448,930
                                                                                  2005   1.296       1.327     9,928,000
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.194       1.244            --
                                                                                  2006   1.164       1.194       465,333
                                                                                  2005   1.124       1.164       769,670
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.324       1.371            --
                                                                                  2006   1.211       1.324       180,884
                                                                                  2005   1.120       1.211       371,395
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.232       1.287            --
                                                                                  2006   1.114       1.232       173,790
                                                                                  2005   1.092       1.114       189,728
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.616       1.679            --
                                                                                  2006   1.400       1.616     1,466,637
                                                                                  2005   1.378       1.400     1,341,766
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.807       1.991            --
                                                                                  2006   1.636       1.807     1,555,919
                                                                                  2005   1.536       1.636     1,683,507
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.100       1.135            --
                                                                                  2005   1.077       1.100        36,890
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.509       1.454            --
                                                                                  2007   1.446       1.509       645,767
                                                                                  2006   1.518       1.446       678,788
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2014   1.059       1.185       296,515

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.037       1.059       614,011
                                                                            2012   0.835       1.037       838,661
                                                                            2011   0.895       0.835     1,241,259
                                                                            2010   0.782       0.895     1,368,779
                                                                            2009   0.588       0.782     1,493,074
                                                                            2008   1.023       0.588     1,829,421
                                                                            2007   1.220       1.023     2,017,161
                                                                            2006   1.003       1.220     2,406,783
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.062       1.106            --
                                                                            2013   0.836       1.062       951,460
                                                                            2012   0.692       0.836     1,159,364
                                                                            2011   0.758       0.692     1,454,982
                                                                            2010   0.702       0.758     1,892,601
                                                                            2009   0.498       0.702     3,185,947
                                                                            2008   0.871       0.498     3,388,052
                                                                            2007   0.678       0.871     3,269,960
                                                                            2006   0.662       0.678     3,204,891
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   1.103       1.241     1,434,352
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.600       1.487       378,920
                                                                            2013   1.243       1.600       487,064
                                                                            2012   0.975       1.243       835,900
                                                                            2011   1.152       0.975     1,000,815
                                                                            2010   1.004       1.152     1,345,374
                                                                            2009   0.656       1.004     1,934,157
                                                                            2008   1.124       0.656     1,836,197
                                                                            2007   1.152       1.124     2,095,796
                                                                            2006   1.046       1.152     1,906,863
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.630       1.753       111,445
                                                                            2013   1.223       1.630       134,323
                                                                            2012   1.049       1.223       312,178
                                                                            2011   1.082       1.049       433,023
                                                                            2010   0.957       1.082       582,295
                                                                            2009   0.767       0.957       749,429
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.349       1.456       456,464
                                                                            2013   1.052       1.349       625,297
                                                                            2012   0.932       1.052       772,372
                                                                            2011   0.984       0.932     1,055,377
                                                                            2010   0.796       0.984     1,236,162
                                                                            2009   0.639       0.796     1,560,801
                                                                            2008   1.061       0.639     2,274,707
                                                                            2007   1.072       1.061     2,834,109
                                                                            2006   1.015       1.072       265,388
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.224       2.368        91,038
                                                                            2013   1.608       2.224       110,620
                                                                            2012   1.379       1.608       119,654
                                                                            2011   1.413       1.379       202,028
                                                                            2010   1.135       1.413       119,955
                                                                            2009   0.860       1.135        78,635
                                                                            2008   1.423       0.860        91,190
                                                                            2007   1.298       1.423       119,442
                                                                            2006   1.307       1.298        79,003
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.917       1.975       192,025
                                                                            2013   1.462       1.917       276,055
                                                                            2012   1.285       1.462       343,409
                                                                            2011   1.452       1.285       253,910
                                                                            2010   1.235       1.452       490,798
                                                                            2009   0.972       1.235       403,250
                                                                            2008   1.321       0.972       366,478
                                                                            2007   1.355       1.321       270,232
                                                                            2006   1.271       1.355       167,145
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.924       0.914            --
                                                                            2008   1.256       0.924        64,192
                                                                            2007   1.200       1.256        69,711
                                                                            2006   1.135       1.200        73,739
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.041       2.112       125,647

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.917       2.041       406,004
                                                                               2012   1.721       1.917       477,167
                                                                               2011   1.669       1.721       611,753
                                                                               2010   1.498       1.669       820,411
                                                                               2009   1.110       1.498       862,525
                                                                               2008   1.382       1.110     1,106,142
                                                                               2007   1.315       1.382     1,128,256
                                                                               2006   1.255       1.315     1,110,003
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.603       0.573            --
                                                                               2008   1.069       0.603       907,928
                                                                               2007   0.971       1.069     1,055,371
                                                                               2006   0.982       0.971     1,025,644
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.259       1.302        96,931
                                                                               2013   0.988       1.259        96,395
                                                                               2012   0.860       0.988       445,969
                                                                               2011   1.005       0.860       517,582
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.350       1.351       854,718
                                                                               2013   1.035       1.350     1,203,493
                                                                               2012   0.892       1.035     1,976,946
                                                                               2011   0.996       0.892     2,360,565
                                                                               2010   0.844       0.996     2,882,834
                                                                               2009   0.678       0.844     3,506,042
                                                                               2008   0.982       0.678     4,470,639
                                                                               2007   1.029       0.982     5,323,965
                                                                               2006   1.003       1.029     1,483,444
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.694       1.563        60,230
                                                                               2013   1.808       1.694        73,830
                                                                               2012   1.542       1.808       192,066
                                                                               2011   1.921       1.542       213,067
                                                                               2010   1.574       1.921       260,294
                                                                               2009   0.946       1.574       356,189
                                                                               2008   2.154       0.946       202,562
                                                                               2007   1.709       2.154       209,829
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.484       2.467       954,611
                                                                               2008   3.240       1.484     1,110,838
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.502       1.375       623,763
                                                                               2013   1.280       1.502       859,449
                                                                               2012   1.114       1.280     1,105,345
                                                                               2011   1.268       1.114     1,406,080
                                                                               2010   1.157       1.268       855,292
                                                                               2009   0.893       1.157     1,070,946
                                                                               2008   1.575       0.893     1,290,985
                                                                               2007   1.500       1.575     1,426,865
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.086       1.177            --
                                                                               2012   1.048       1.086        47,757
                                                                               2011   1.125       1.048        53,874
                                                                               2010   0.930       1.125       104,602
                                                                               2009   0.691       0.930        95,439
                                                                               2008   1.138       0.691        86,203
                                                                               2007   1.284       1.138        62,624
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.337       1.329        90,796
                                                                               2013   0.977       1.337        94,795
                                                                               2012   0.909       0.977       117,673
                                                                               2011   0.992       0.909       129,132
                                                                               2010   0.763       0.992       189,952
                                                                               2009   0.493       0.763       235,892
                                                                               2008   0.889       0.493       202,538
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.357       1.364       534,975
                                                                               2013   1.085       1.357       881,659
                                                                               2012   0.910       1.085     1,087,181
                                                                               2011   1.009       0.910     1,408,040
                                                                               2010   0.885       1.009     1,863,194
                                                                               2009   0.643       0.885     2,021,514
                                                                               2008   1.099       0.643     2,368,087
                                                                               2007   1.051       1.099     2,003,230
                                                                               2006   0.996       1.051     2,023,762
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.457       1.480       635,327

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.627       1.457        917,957
                                                                          2012   1.512       1.627      1,855,085
                                                                          2011   1.378       1.512      2,109,746
                                                                          2010   1.297       1.378      2,098,955
                                                                          2009   1.113       1.297      2,252,453
                                                                          2008   1.211       1.113      2,367,703
                                                                          2007   1.144       1.211      1,569,337
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.774       1.819      4,133,746
                                                                          2013   1.838       1.774      5,845,680
                                                                          2012   1.709       1.838      7,291,366
                                                                          2011   1.683       1.709      9,605,279
                                                                          2010   1.581       1.683     13,162,946
                                                                          2009   1.419       1.581     15,402,642
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.017       2.206        290,650
                                                                          2013   1.540       2.017        350,300
                                                                          2012   1.415       1.540        446,557
                                                                          2011   1.506       1.415        601,950
                                                                          2010   1.317       1.506      1,013,631
                                                                          2009   1.080       1.317      1,161,904
                                                                          2008   1.634       1.080        113,308
                                                                          2007   1.582       1.634        168,994
                                                                          2006   1.471       1.582        138,450
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.177       1.299             --
                                                                          2006   1.118       1.177         40,153
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.167       2.230        527,316
                                                                          2013   2.168       2.167        763,614
                                                                          2012   1.974       2.168        973,856
                                                                          2011   1.935       1.974      1,096,580
                                                                          2010   1.753       1.935      1,347,395
                                                                          2009   1.338       1.753      1,657,695
                                                                          2008   1.524       1.338      1,426,678
                                                                          2007   1.452       1.524      1,541,958
                                                                          2006   1.402       1.452      1,525,686
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.474       0.496             --
                                                                          2012   0.430       0.474        121,540
                                                                          2011   0.532       0.430        492,715
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.340       1.494        179,874
                                                                          2013   1.018       1.340        138,355
                                                                          2012   0.877       1.018        400,986
                                                                          2011   0.928       0.877        491,000
                                                                          2010   0.806       0.928        702,276
                                                                          2009   0.692       0.806        862,095
                                                                          2008   1.103       0.692      1,093,023
                                                                          2007   1.078       1.103      1,422,087
                                                                          2006   1.001       1.078      1,233,033
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.920       2.095      3,416,787
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.000       1.048             --
                                                                          2006   0.944       1.000      4,352,178
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.221       1.366        651,362
                                                                          2013   0.925       1.221        904,073
                                                                          2012   0.828       0.925      1,161,912
                                                                          2011   0.840       0.828      1,496,538
                                                                          2010   0.758       0.840      2,254,971
                                                                          2009   0.646       0.758      2,805,731
                                                                          2008   1.047       0.646      3,192,195
                                                                          2007   1.039       1.047      3,636,732
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.569       1.653        305,663
                                                                          2013   1.606       1.569        522,632
                                                                          2012   1.518       1.606        593,320
                                                                          2011   1.447       1.518        715,321
                                                                          2010   1.357       1.447        910,171
                                                                          2009   1.260       1.357      1,064,261
                                                                          2008   1.326       1.260      1,344,394
                                                                          2007   1.267       1.326      1,604,045
                                                                          2006   1.220       1.267      1,759,523

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   0.991       1.062      3,514,758
                                                                        2013   0.750       0.991      4,314,904
                                                                        2012   0.667       0.750      5,425,685
                                                                        2011   0.744       0.667      6,320,831
                                                                        2010   0.631       0.744      9,325,242
                                                                        2009   0.501       0.631     10,463,500
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.144       1.126      5,694,614
                                                                        2013   1.163       1.144      7,592,904
                                                                        2012   1.182       1.163      9,538,093
                                                                        2011   1.201       1.182     11,792,542
                                                                        2010   1.220       1.201     14,549,935
                                                                        2009   1.234       1.220     14,178,869
                                                                        2008   1.220       1.234     13,014,582
                                                                        2007   1.180       1.220     14,660,298
                                                                        2006   1.154       1.180      6,642,822
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.431       0.426             --
                                                                        2008   0.733       0.431      2,992,918
                                                                        2007   0.774       0.733      3,506,992
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.467       0.488             --
                                                                        2008   0.861       0.467     11,445,854
                                                                        2007   0.841       0.861     12,975,026
                                                                        2006   0.830       0.841     14,874,357
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.185       1.304             --
                                                                        2012   1.041       1.185      2,144,040
                                                                        2011   1.129       1.041      2,519,901
                                                                        2010   1.002       1.129      3,347,726
                                                                        2009   0.836       1.002      4,103,729
                                                                        2008   1.394       0.836      4,894,415
                                                                        2007   1.361       1.394      5,912,777
                                                                        2006   1.326       1.361      6,819,859
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.840       0.918      1,552,136
                                                                        2013   0.643       0.840      1,711,813
                                                                        2012   0.590       0.643      2,169,747
                                                                        2011   0.619       0.590      2,858,784
                                                                        2010   0.546       0.619      3,861,312
                                                                        2009   0.372       0.546      4,750,320
                                                                        2008   0.696       0.372      5,856,671
                                                                        2007   0.587       0.696      6,787,109
                                                                        2006   0.601       0.587      7,572,009
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.930       1.008             --
                                                                        2010   0.817       0.930        535,252
                                                                        2009   0.631       0.817        526,380
                                                                        2008   1.077       0.631        214,053
                                                                        2007   1.060       1.077        719,236
                                                                        2006   1.002       1.060        486,418
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.314       1.351        653,962
                                                                        2013   1.280       1.314      1,084,345
                                                                        2012   1.191       1.280      1,026,275
                                                                        2011   1.172       1.191      1,020,621
                                                                        2010   1.083       1.172      1,602,521
                                                                        2009   0.913       1.083      2,076,436
                                                                        2008   1.083       0.913      1,792,446
                                                                        2007   1.043       1.083      1,310,807
                                                                        2006   1.001       1.043      1,112,268
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.328       1.372        583,436
                                                                        2013   1.217       1.328        772,653
                                                                        2012   1.109       1.217        570,121
                                                                        2011   1.115       1.109        955,302
                                                                        2010   1.016       1.115      1,157,633
                                                                        2009   0.835       1.016      1,676,270
                                                                        2008   1.082       0.835        793,136
                                                                        2007   1.049       1.082        817,000
                                                                        2006   1.002       1.049        707,013
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.325       1.369        928,499

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.141       1.325      1,023,333
                                                                                   2012   1.024       1.141        906,532
                                                                                   2011   1.055       1.024        949,829
                                                                                   2010   0.947       1.055      1,346,917
                                                                                   2009   0.760       0.947      1,316,943
                                                                                   2008   1.083       0.760      2,503,151
                                                                                   2007   1.054       1.083      1,725,021
                                                                                   2006   1.002       1.054      1,504,284
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 2014   1.304       1.351        270,383
                                                                                   2013   1.066       1.304        309,833
                                                                                   2012   0.939       1.066        264,434
                                                                                   2011   0.991       0.939        350,643
                                                                                   2010   0.878       0.991        486,560
                                                                                   2009   0.691       0.878        518,200
                                                                                   2008   1.083       0.691      1,285,755
                                                                                   2007   1.059       1.083      1,392,440
                                                                                   2006   1.002       1.059      1,143,707
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.293       1.439      2,418,538
                                                                                   2013   0.998       1.293      2,660,496
                                                                                   2012   0.878       0.998      2,159,798
                                                                                   2011   0.878       0.878      3,088,235
                                                                                   2010   0.779       0.878      4,680,071
                                                                                   2009   0.634       0.779      5,612,153
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.888       2.015      4,093,035
                                                                                   2013   1.616       1.888      4,997,331
                                                                                   2012   1.475       1.616      5,635,912
                                                                                   2011   1.466       1.475      7,169,587
                                                                                   2010   1.356       1.466     10,097,645
                                                                                   2009   1.164       1.356     12,123,071
                                                                                   2008   1.522       1.164     15,181,646
                                                                                   2007   1.485       1.522     18,286,448
                                                                                   2006   1.389       1.485     19,951,864
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.957       2.134        815,899
                                                                                   2013   1.465       1.957        984,480
                                                                                   2012   1.276       1.465        477,991
                                                                                   2011   1.286       1.276        545,452
                                                                                   2010   1.172       1.286        661,278
                                                                                   2009   0.986       1.172        814,829
                                                                                   2008   1.485       0.986      1,165,119
                                                                                   2007   1.402       1.485      1,736,513
                                                                                   2006   1.269       1.402      1,480,884
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.987       1.955        119,416
                                                                                   2013   1.591       1.987        143,569
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.478       1.450         12,440
                                                                                   2013   1.185       1.478         37,521
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.641       1.758      2,398,508
                                                                                   2013   1.202       1.641      2,682,995
                                                                                   2012   1.029       1.202      3,665,286
                                                                                   2011   1.060       1.029      4,258,042
                                                                                   2010   0.922       1.060      5,513,451
                                                                                   2009   0.655       0.922      6,382,276
                                                                                   2008   1.148       0.655      7,419,349
                                                                                   2007   1.069       1.148      9,165,172
                                                                                   2006   0.998       1.069     10,579,672
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.819       1.909        165,167
                                                                                   2013   1.282       1.819        193,701
                                                                                   2012   1.124       1.282        292,931
                                                                                   2011   1.126       1.124        447,604
                                                                                   2010   0.849       1.126        519,706
                                                                                   2009   0.623       0.849        734,968
                                                                                   2008   0.947       0.623        868,340
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.157       1.201             --
                                                                                   2006   1.089       1.157         40,015
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.209       1.225         56,270

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   1.235       1.209         49,114
                                                                         2012   1.213       1.235         49,155
                                                                         2011   1.166       1.213         63,308
                                                                         2010   1.118       1.166         49,117
                                                                         2009   1.087       1.118        144,384
                                                                         2008   1.107       1.087        191,075
                                                                         2007   1.077       1.107         14,135
                                                                         2006   1.040       1.077         14,817
 MSF WMC Balanced Subaccount (Class A) (5/09)........................... 2014   1.557       1.695         38,428
                                                                         2013   1.312       1.557         35,447
                                                                         2012   1.187       1.312         57,836
                                                                         2011   1.162       1.187        115,860
                                                                         2010   1.077       1.162          8,371
                                                                         2009   0.928       1.077          8,371
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).......... 2014   1.270       1.382         82,203
                                                                         2013   0.965       1.270        118,127
                                                                         2012   0.869       0.965        173,787
                                                                         2011   0.920       0.869        195,975
                                                                         2010   0.835       0.920        271,319
                                                                         2009   0.643       0.835        304,053
                                                                         2008   1.041       0.643        398,932
Money Market Portfolio
 Money Market Subaccount (10/97)........................................ 2006   1.144       1.154             --
                                                                         2005   1.129       1.144      4,038,812
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.116       1.179             --
                                                                         2005   1.072       1.116             --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.117       1.139             --
                                                                         2006   1.127       1.117      1,646,826
                                                                         2005   1.122       1.127      1,943,173
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.369       1.415             --
                                                                         2008   1.328       1.369     20,481,793
                                                                         2007   1.241       1.328     16,202,664
                                                                         2006   1.214       1.241     17,462,919
                                                                         2005   1.204       1.214     18,837,391
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.961       0.891             --
                                                                         2007   0.885       0.961        431,802
                                                                         2006   0.810       0.885        292,187
                                                                         2005   0.767       0.810        255,047
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.393       1.508             --
                                                                         2006   1.108       1.393      1,534,820
                                                                         2005   1.003       1.108      1,309,765
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.945       2.077             --
                                                                         2006   1.685       1.945      2,646,206
                                                                         2005   1.599       1.685      3,119,134
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.923       0.982             --
                                                                         2005   0.862       0.923      1,216,377
 Travelers Convertible Securities Subaccount (5/00)..................... 2006   1.177       1.255             --
                                                                         2005   1.192       1.177      1,466,983
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).................. 2006   1.390       1.518             --
                                                                         2005   1.256       1.390        883,323
 Travelers Equity Income Subaccount (11/99)............................. 2006   1.262       1.326             --
                                                                         2005   1.228       1.262      8,206,758
 Travelers Federated High Yield Subaccount (5/00)....................... 2006   1.263       1.295             --
                                                                         2005   1.252       1.263      1,000,898
 Travelers Federated Stock Subaccount (5/00)............................ 2006   1.175       1.217             --
                                                                         2005   1.134       1.175        457,087
 Travelers Large Cap Subaccount (11/99)................................. 2006   0.805       0.830             --
                                                                         2005   0.753       0.805      5,864,952

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145             --
                                                                                     2005   1.000       1.077             --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035             --
                                                                                     2005   1.000       1.031        502,841
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083             --
                                                                                     2005   1.000       1.046        436,664
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111             --
                                                                                     2005   1.000       1.065        293,220
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058             --
                                                                                     2005   1.000       1.037        642,758
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.889       0.944             --
                                                                                     2005   0.806       0.889      4,577,364
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.568       0.601             --
                                                                                     2005   0.560       0.568     10,189,569
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.346       1.389             --
                                                                                     2005   1.328       1.346     21,108,886
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269             --
                                                                                     2005   1.121       1.174        514,207
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.910       1.046             --
                                                                                     2005   0.845       0.910      1,873,717
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471             --
                                                                                     2005   1.329       1.386         69,580
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118             --
                                                                                     2005   1.000       1.062         24,552
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.388       1.402             --
                                                                                     2005   1.360       1.388      1,402,932
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.231       1.220             --
                                                                                     2005   1.231       1.231      2,135,778
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.732       0.764             --
                                                                                     2005   0.729       0.732     12,753,021
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307             --
                                                                                     2005   1.000       1.136             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271             --
                                                                                     2005   1.000       1.108             --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.079       1.040             --
                                                                                     2005   1.051       1.079         87,603
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.581       1.701             --
                                                                                     2013   1.353       1.581             --
                                                                                     2012   1.242       1.353             --
                                                                                     2011   1.262       1.242             --
                                                                                     2010   1.144       1.262         44,753
                                                                                     2009   0.946       1.144         44,131
                                                                                     2008   1.285       0.946         42,004
                                                                                     2007   1.178       1.285             --
                                                                                     2006   1.111       1.178             --
                                                                                     2005   1.082       1.111             --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 2009   0.765       0.742             --
                                                                                     2008   1.210       0.765        822,646
                                                                                     2007   1.259       1.210        889,856
                                                                                     2006   1.102       1.259      1,079,018
                                                                                     2005   1.076       1.102      1,204,440
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 2009   0.549       0.563             --
                                                                                     2008   0.980       0.549         46,936
                                                                                     2007   0.886       0.980         79,270
                                                                                     2006   0.843       0.886         60,356
                                                                                     2005   0.794       0.843         56,833

                              PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.080       1.156            --
                                                                              2006   1.000       1.080            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   1.204       1.265            --
                                                                              2005   1.159       1.204            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.318       1.288            --
                                                                              2005   1.167       1.318       140,844
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.552       2.568       703,818
                                                                              2013   2.008       2.552     1,001,328
                                                                              2012   1.666       2.008     1,174,752
                                                                              2011   1.859       1.666     1,190,861
                                                                              2010   1.691       1.859     1,322,368
                                                                              2009   1.208       1.691     1,409,950
                                                                              2008   1.994       1.208     1,248,749
                                                                              2007   1.765       1.994     1,703,408
                                                                              2006   1.490       1.765     1,377,710
                                                                              2005   1.328       1.490     1,269,425
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.150       2.294     1,735,399
                                                                              2013   1.680       2.150     2,408,596
                                                                              2012   1.449       1.680     2,702,205
                                                                              2011   1.539       1.449     3,176,134
                                                                              2010   1.318       1.539     3,548,444
                                                                              2009   0.961       1.318     3,819,658
                                                                              2008   1.744       0.961     4,060,006
                                                                              2007   1.578       1.744     4,041,394
                                                                              2006   1.456       1.578     4,108,110
                                                                              2005   1.274       1.456     3,641,370
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.926       2.096     1,464,555
                                                                              2013   1.467       1.926     1,872,500
                                                                              2012   1.270       1.467     2,184,533
                                                                              2011   1.315       1.270     2,378,223
                                                                              2010   1.199       1.315     2,449,076
                                                                              2009   0.929       1.199     2,668,778
                                                                              2008   1.520       0.929     2,751,588
                                                                              2007   1.471       1.520     3,597,597
                                                                              2006   1.298       1.471     3,758,451
                                                                              2005   1.247       1.298     3,880,808
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.567       1.551            --
                                                                              2005   1.348       1.567        25,906
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2007   2.470       2.588            --
                                                                              2006   1.895       2.470            --
                                                                              2005   1.506       1.895            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.560       2.035            --
                                                                              2005   1.480       1.560        90,922
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 2008   1.427       1.365            --
                                                                              2007   1.354       1.427            --
                                                                              2006   1.182       1.354            --
                                                                              2005   1.151       1.182            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 2008   1.171       1.105            --
                                                                              2007   1.338       1.171            --
                                                                              2006   1.311       1.338            --
                                                                              2005   1.260       1.311            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.308       1.422            --
                                                                              2005   1.207       1.308            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.305       1.454            --
                                                                              2005   1.205       1.305       127,439
Fidelity(Reg. TM) Variable Insurance Products

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.283       2.507            --
                                                                                      2013   1.772       2.283            --
                                                                                      2012   1.552       1.772            --
                                                                                      2011   1.623       1.552            --
                                                                                      2010   1.411       1.623            --
                                                                                      2009   1.059       1.411            --
                                                                                      2008   1.878       1.059            --
                                                                                      2007   1.628       1.878            --
                                                                                      2006   1.485       1.628            --
                                                                                      2005   1.294       1.485            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.152       2.343            --
                                                                                      2013   1.583       2.152            --
                                                                                      2012   1.316       1.583            --
                                                                                      2011   1.376       1.316            --
                                                                                      2010   1.186       1.376            --
                                                                                      2009   0.888       1.186            --
                                                                                      2008   1.539       0.888            --
                                                                                      2007   1.466       1.539            --
                                                                                      2006   1.309       1.466            --
                                                                                      2005   1.103       1.309            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.922       3.047       298,908
                                                                                      2013   2.186       2.922       501,441
                                                                                      2012   1.940       2.186       621,296
                                                                                      2011   2.213       1.940       637,041
                                                                                      2010   1.749       2.213       756,470
                                                                                      2009   1.273       1.749       740,425
                                                                                      2008   2.142       1.273       796,222
                                                                                      2007   1.889       2.142       974,757
                                                                                      2006   1.708       1.889     1,016,017
                                                                                      2005   1.471       1.708       857,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.348       1.570            --
                                                                                      2005   1.240       1.348       361,804
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.104       2.824            --
                                                                                      2007   2.451       3.104       342,033
                                                                                      2006   1.945       2.451       275,185
                                                                                      2005   1.552       1.945       241,567
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.104       1.839       337,829
                                                                                      2013   1.739       2.104       533,035
                                                                                      2012   1.495       1.739       710,239
                                                                                      2011   1.701       1.495       883,020
                                                                                      2010   1.595       1.701     1,182,589
                                                                                      2009   1.184       1.595     1,283,412
                                                                                      2008   2.018       1.184     1,368,294
                                                                                      2007   1.777       2.018     1,464,184
                                                                                      2006   1.488       1.777     1,458,896
                                                                                      2005   1.373       1.488     1,246,441
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.421       1.703            --
                                                                                      2005   1.327       1.421       252,895
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.064       1.088            --
                                                                                      2005   1.068       1.064            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.217       1.256            --
                                                                                      2005   1.149       1.217            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.500       1.521            --
                                                                                      2009   1.214       1.500            --
                                                                                      2008   1.739       1.214            --
                                                                                      2007   1.453       1.739            --
                                                                                      2006   1.389       1.453            --
                                                                                      2005   1.257       1.389            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.523       1.435            --
                                                                                      2007   1.416       1.523            --
                                                                                      2006   1.221       1.416            --
                                                                                      2005   1.176       1.221            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   1.723       1.844            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.408       1.723            --
                                                                                  2009   0.912       1.408            --
                                                                                  2008   1.655       0.912            --
                                                                                  2007   1.383       1.655            --
                                                                                  2006   1.304       1.383            --
                                                                                  2005   1.188       1.304            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.358       1.524            --
                                                                                  2005   1.328       1.358       269,569
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.357       2.791       325,759
                                                                                  2013   1.621       2.357       568,608
                                                                                  2012   1.388       1.621       747,284
                                                                                  2011   1.377       1.388       819,601
                                                                                  2010   1.120       1.377       747,888
                                                                                  2009   0.846       1.120       902,851
                                                                                  2008   1.444       0.846     1,116,912
                                                                                  2007   1.498       1.444     1,292,103
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.815       1.824            --
                                                                                  2013   1.396       1.815       179,474
                                                                                  2012   1.235       1.396       202,059
                                                                                  2011   1.338       1.235       221,706
                                                                                  2010   1.167       1.338       269,097
                                                                                  2009   0.917       1.167       313,598
                                                                                  2008   1.470       0.917       501,554
                                                                                  2007   1.535       1.470       615,753
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.019       2.204       148,033
                                                                                  2013   1.579       2.019       636,891
                                                                                  2012   1.384       1.579       773,787
                                                                                  2011   1.372       1.384       790,591
                                                                                  2010   1.238       1.372       955,898
                                                                                  2009   1.031       1.238     1,074,189
                                                                                  2008   1.482       1.031       710,344
                                                                                  2007   1.433       1.482       733,320
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.866       2.092       102,756
                                                                                  2013   1.376       1.866       161,488
                                                                                  2012   1.162       1.376       192,494
                                                                                  2011   1.189       1.162       262,747
                                                                                  2010   1.101       1.189       285,865
                                                                                  2009   0.786       1.101       307,766
                                                                                  2008   1.274       0.786       361,446
                                                                                  2007   1.273       1.274       420,430
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.998       2.196        95,013
                                                                                  2013   1.535       1.998       166,982
                                                                                  2012   1.339       1.535       175,161
                                                                                  2011   1.297       1.339       178,074
                                                                                  2010   1.205       1.297       188,016
                                                                                  2009   0.984       1.205       199,006
                                                                                  2008   1.554       0.984       211,895
                                                                                  2007   1.520       1.554       216,953
                                                                                  2006   1.307       1.520       218,192
                                                                                  2005   1.247       1.307       154,459
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.968       3.038        83,521
                                                                                  2013   2.052       2.968       201,372
                                                                                  2012   1.747       2.052       202,360
                                                                                  2011   1.752       1.747       235,231
                                                                                  2010   1.422       1.752       252,580
                                                                                  2009   1.013       1.422       253,693
                                                                                  2008   1.737       1.013       254,100
                                                                                  2007   1.605       1.737       271,036
                                                                                  2006   1.447       1.605       265,095
                                                                                  2005   1.402       1.447       331,202
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.904       0.880            --
                                                                                  2008   1.470       0.904       401,442
                                                                                  2007   1.425       1.470       407,954
                                                                                  2006   1.258       1.425       491,224
                                                                                  2005   1.227       1.258       669,441

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.982       0.970            --
                                                                               2010   0.915       0.982       152,068
                                                                               2009   0.792       0.915       172,545
                                                                               2008   1.021       0.792       173,637
                                                                               2007   1.025       1.021       175,761
                                                                               2006   1.001       1.025       205,715
                                                                               2005   0.994       1.001       206,704
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.485       1.557            --
                                                                               2006   1.278       1.485       117,900
                                                                               2005   1.248       1.278       118,349
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.221       1.272            --
                                                                               2006   1.191       1.221            --
                                                                               2005   1.151       1.191            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.453       1.505            --
                                                                               2006   1.330       1.453            --
                                                                               2005   1.231       1.330            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.354       1.414            --
                                                                               2006   1.225       1.354            --
                                                                               2005   1.201       1.225            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.483       1.541            --
                                                                               2006   1.286       1.483       404,874
                                                                               2005   1.266       1.286       359,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.660       1.830            --
                                                                               2006   1.504       1.660       675,252
                                                                               2005   1.413       1.504       656,322
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.099       1.134            --
                                                                               2005   1.076       1.099            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.613       1.554            --
                                                                               2007   1.546       1.613            --
                                                                               2006   1.624       1.546            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   2.028       2.065            --
                                                                               2013   1.876       2.028            --
                                                                               2012   1.631       1.876            --
                                                                               2011   1.616       1.631            --
                                                                               2010   1.414       1.616            --
                                                                               2009   0.975       1.414            --
                                                                               2008   1.307       0.975            --
                                                                               2007   1.293       1.307            --
                                                                               2006   1.227       1.293            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.055       1.180       134,495
                                                                               2013   1.034       1.055       332,283
                                                                               2012   0.832       1.034       433,657
                                                                               2011   0.893       0.832       468,691
                                                                               2010   0.781       0.893       302,592
                                                                               2009   0.588       0.781       161,704
                                                                               2008   1.022       0.588       152,392
                                                                               2007   1.220       1.022       168,839
                                                                               2006   1.003       1.220       165,895
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.479       2.582            --
                                                                               2013   1.952       2.479       167,610
                                                                               2012   1.616       1.952       170,867
                                                                               2011   1.773       1.616       206,660
                                                                               2010   1.643       1.773       210,338
                                                                               2009   1.166       1.643       137,885
                                                                               2008   2.039       1.166       128,370
                                                                               2007   1.589       2.039        43,850
                                                                               2006   1.551       1.589        25,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.574       2.895        33,911

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.491       2.315       131,436
                                                                            2013   1.936       2.491       261,849
                                                                            2012   1.520       1.936       286,550
                                                                            2011   1.797       1.520       317,444
                                                                            2010   1.566       1.797       202,422
                                                                            2009   1.024       1.566       201,237
                                                                            2008   1.756       1.024       212,512
                                                                            2007   1.801       1.756       215,508
                                                                            2006   1.635       1.801       181,720
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.982       2.131            --
                                                                            2013   1.488       1.982            --
                                                                            2012   1.277       1.488            --
                                                                            2011   1.317       1.277            --
                                                                            2010   1.166       1.317            --
                                                                            2009   0.935       1.166            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.344       1.450       386,661
                                                                            2013   1.049       1.344       569,249
                                                                            2012   0.930       1.049       689,630
                                                                            2011   0.981       0.930       787,556
                                                                            2010   0.795       0.981       900,899
                                                                            2009   0.639       0.795       955,598
                                                                            2008   1.060       0.639       970,771
                                                                            2007   1.072       1.060       991,947
                                                                            2006   1.015       1.072            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.214       2.356         6,985
                                                                            2013   1.602       2.214        76,411
                                                                            2012   1.374       1.602       147,627
                                                                            2011   1.409       1.374       165,881
                                                                            2010   1.133       1.409         8,576
                                                                            2009   0.858       1.133         8,588
                                                                            2008   1.421       0.858         8,601
                                                                            2007   1.297       1.421        20,188
                                                                            2006   1.307       1.297        15,030
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.909       1.965        23,751
                                                                            2013   1.456       1.909        62,710
                                                                            2012   1.280       1.456        59,003
                                                                            2011   1.448       1.280        74,480
                                                                            2010   1.232       1.448        52,782
                                                                            2009   0.970       1.232        40,798
                                                                            2008   1.319       0.970        37,041
                                                                            2007   1.354       1.319        29,797
                                                                            2006   1.271       1.354       105,120
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.922       0.912            --
                                                                            2008   1.253       0.922            --
                                                                            2007   1.198       1.253            --
                                                                            2006   1.134       1.198            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.970       2.037            --
                                                                            2013   1.852       1.970            --
                                                                            2012   1.663       1.852            --
                                                                            2011   1.613       1.663            --
                                                                            2010   1.449       1.613            --
                                                                            2009   1.074       1.449            --
                                                                            2008   1.338       1.074            --
                                                                            2007   1.273       1.338            --
                                                                            2006   1.216       1.273            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.833       0.792            --
                                                                            2008   1.476       0.833         3,946
                                                                            2007   1.341       1.476            --
                                                                            2006   1.358       1.341        39,690
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.254       1.296        39,116
                                                                            2013   0.984       1.254        43,677
                                                                            2012   0.857       0.984        48,825
                                                                            2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.345       1.345       252,187

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
                                                                               2006   1.003       1.028       651,068
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.540       2.342            --
                                                                               2013   2.712       2.540            --
                                                                               2012   2.315       2.712            --
                                                                               2011   2.885       2.315            --
                                                                               2010   2.365       2.885            --
                                                                               2009   1.421       2.365            --
                                                                               2008   3.239       1.421            --
                                                                               2007   2.571       3.239            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.295       2.152       372,936
                                                                               2008   2.828       1.295       363,195
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.014       1.843         4,637
                                                                               2013   1.717       2.014        28,109
                                                                               2012   1.495       1.717        28,109
                                                                               2011   1.703       1.495        38,815
                                                                               2010   1.554       1.703        38,818
                                                                               2009   1.201       1.554        38,820
                                                                               2008   2.118       1.201        38,823
                                                                               2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.082       1.172            --
                                                                               2012   1.045       1.082            --
                                                                               2011   1.121       1.045            --
                                                                               2010   0.928       1.121            --
                                                                               2009   0.690       0.928            --
                                                                               2008   1.137       0.690            --
                                                                               2007   1.283       1.137            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.071       2.058            --
                                                                               2013   1.514       2.071            --
                                                                               2012   1.409       1.514            --
                                                                               2011   1.539       1.409            --
                                                                               2010   1.184       1.539            --
                                                                               2009   0.766       1.184            --
                                                                               2008   1.380       0.766            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.352       1.358       970,307
                                                                               2013   1.081       1.352     1,263,849
                                                                               2012   0.907       1.081       615,103
                                                                               2011   1.007       0.907       633,947
                                                                               2010   0.883       1.007       553,397
                                                                               2009   0.642       0.883       612,070
                                                                               2008   1.098       0.642       671,324
                                                                               2007   1.051       1.098       728,696
                                                                               2006   0.996       1.051       744,594
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.451       1.473       358,954
                                                                               2013   1.621       1.451       508,084
                                                                               2012   1.508       1.621       624,997
                                                                               2011   1.375       1.508       685,473
                                                                               2010   1.294       1.375       422,293
                                                                               2009   1.111       1.294       520,068
                                                                               2008   1.210       1.111       487,269
                                                                               2007   1.143       1.210       625,341
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.553       1.591     1,044,965
                                                                               2013   1.609       1.553     1,401,337
                                                                               2012   1.497       1.609     2,595,644
                                                                               2011   1.475       1.497     2,719,271
                                                                               2010   1.387       1.475     3,023,711
                                                                               2009   1.245       1.387     3,127,851
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.864       2.038        39,530

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
                                                                          2006   1.365       1.467        44,384
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
                                                                          2006   1.117       1.176            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
                                                                          2006   1.214       1.258       773,808
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.636       1.709            --
                                                                          2012   1.484       1.636            --
                                                                          2011   1.836       1.484            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.335       1.487            --
                                                                          2013   1.014       1.335            --
                                                                          2012   0.874       1.014            --
                                                                          2011   0.926       0.874            --
                                                                          2010   0.804       0.926            --
                                                                          2009   0.691       0.804            --
                                                                          2008   1.102       0.691            --
                                                                          2007   1.077       1.102            --
                                                                          2006   1.001       1.077            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.827       1.992       145,040
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.541       1.616            --
                                                                          2006   1.456       1.541       104,440
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.097        19,024
                                                                          2013   1.422       1.877        42,894
                                                                          2012   1.274       1.422        45,771
                                                                          2011   1.292       1.274        77,665
                                                                          2010   1.167       1.292       118,299
                                                                          2009   0.995       1.167       117,215
                                                                          2008   1.614       0.995       115,104
                                                                          2007   1.602       1.614       106,472
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.322       1.393            --
                                                                          2013   1.354       1.322            --
                                                                          2012   1.280       1.354            --
                                                                          2011   1.222       1.280            --
                                                                          2010   1.146       1.222            --
                                                                          2009   1.065       1.146            --
                                                                          2008   1.121       1.065            --
                                                                          2007   1.072       1.121            --
                                                                          2006   1.032       1.072            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.605       1.719        82,629
                                                                          2013   1.216       1.605       100,733
                                                                          2012   1.081       1.216        92,558
                                                                          2011   1.206       1.081        49,551
                                                                          2010   1.024       1.206        49,572
                                                                          2009   0.813       1.024        49,580
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.998       0.982            --
                                                                          2013   1.015       0.998            --
                                                                          2012   1.032       1.015            --
                                                                          2011   1.049       1.032            --
                                                                          2010   1.067       1.049            --
                                                                          2009   1.080       1.067            --
                                                                          2008   1.067       1.080            --
                                                                          2007   1.033       1.067            --
                                                                          2006   1.010       1.033            --

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.755       0.746            --
                                                                        2008   1.284       0.755         1,778
                                                                        2007   1.356       1.284        55,022
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.730       0.762            --
                                                                        2008   1.345       0.730        44,258
                                                                        2007   1.316       1.345        44,275
                                                                        2006   1.299       1.316        44,291
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.179       1.297            --
                                                                        2012   1.036       1.179       220,837
                                                                        2011   1.124       1.036       232,510
                                                                        2010   0.998       1.124        94,530
                                                                        2009   0.834       0.998       106,973
                                                                        2008   1.390       0.834       115,629
                                                                        2007   1.357       1.390       133,544
                                                                        2006   1.324       1.357       140,510
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.898       2.073        42,325
                                                                        2013   1.454       1.898        72,066
                                                                        2012   1.334       1.454        72,913
                                                                        2011   1.400       1.334        92,765
                                                                        2010   1.236       1.400        93,941
                                                                        2009   0.842       1.236       104,335
                                                                        2008   1.577       0.842       112,552
                                                                        2007   1.332       1.577        90,005
                                                                        2006   1.365       1.332       101,958
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.928       1.006            --
                                                                        2010   0.816       0.928        48,825
                                                                        2009   0.631       0.816        48,825
                                                                        2008   1.077       0.631        48,825
                                                                        2007   1.060       1.077        48,825
                                                                        2006   1.002       1.060        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.309       1.345       151,956
                                                                        2013   1.276       1.309       149,506
                                                                        2012   1.188       1.276       166,035
                                                                        2011   1.170       1.188       204,724
                                                                        2010   1.081       1.170       205,350
                                                                        2009   0.911       1.081       226,934
                                                                        2008   1.082       0.911       246,430
                                                                        2007   1.042       1.082            --
                                                                        2006   1.001       1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.323       1.366        61,769
                                                                        2013   1.213       1.323       390,378
                                                                        2012   1.106       1.213       626,817
                                                                        2011   1.113       1.106       544,679
                                                                        2010   1.014       1.113       606,605
                                                                        2009   0.834       1.014       206,419
                                                                        2008   1.081       0.834        53,242
                                                                        2007   1.049       1.081       310,756
                                                                        2006   1.002       1.049       310,793
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.320       1.363        48,382
                                                                        2013   1.137       1.320        42,981
                                                                        2012   1.021       1.137        19,772
                                                                        2011   1.052       1.021        22,128
                                                                        2010   0.945       1.052       134,723
                                                                        2009   0.759       0.945       137,315
                                                                        2008   1.082       0.759       124,701
                                                                        2007   1.054       1.082       127,919
                                                                        2006   1.002       1.054       251,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.299       1.345       130,621
                                                                        2013   1.062       1.299       130,651
                                                                        2012   0.936       1.062       130,684
                                                                        2011   0.989       0.936        19,709
                                                                        2010   0.877       0.989        33,273
                                                                        2009   0.690       0.877        68,923
                                                                        2008   1.082       0.690       125,332
                                                                        2007   1.059       1.082       148,318
                                                                        2006   1.002       1.059       165,906
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.853       2.061       292,433

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.430       1.853       447,626
                                                                                   2012   1.260       1.430       368,526
                                                                                   2011   1.260       1.260       374,377
                                                                                   2010   1.119       1.260       362,334
                                                                                   2009   0.910       1.119       783,063
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.677       1.788       713,136
                                                                                   2013   1.435       1.677       997,446
                                                                                   2012   1.310       1.435       978,527
                                                                                   2011   1.303       1.310     1,041,729
                                                                                   2010   1.206       1.303     1,159,374
                                                                                   2009   1.036       1.206     1,574,613
                                                                                   2008   1.356       1.036     1,536,518
                                                                                   2007   1.323       1.356     1,542,317
                                                                                   2006   1.238       1.323     1,567,780
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.206       2.404            --
                                                                                   2013   1.652       2.206            --
                                                                                   2012   1.440       1.652            --
                                                                                   2011   1.452       1.440            --
                                                                                   2010   1.325       1.452            --
                                                                                   2009   1.115       1.325            --
                                                                                   2008   1.482       1.115            --
                                                                                   2007   1.400       1.482       185,256
                                                                                   2006   1.267       1.400       185,697
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.117       2.083            --
                                                                                   2013   1.696       2.117            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.635       1.750       135,946
                                                                                   2013   1.198       1.635       176,651
                                                                                   2012   1.026       1.198       181,102
                                                                                   2011   1.057       1.026       198,226
                                                                                   2010   0.921       1.057       202,757
                                                                                   2009   0.654       0.921       218,960
                                                                                   2008   1.147       0.654       168,589
                                                                                   2007   1.068       1.147       251,420
                                                                                   2006   0.998       1.068       158,753
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.120       2.224            --
                                                                                   2013   1.495       2.120            --
                                                                                   2012   1.311       1.495            --
                                                                                   2011   1.314       1.311            --
                                                                                   2010   0.992       1.314            --
                                                                                   2009   0.727       0.992            --
                                                                                   2008   1.107       0.727            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.156       1.200            --
                                                                                   2006   1.088       1.156            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.203       1.218            --
                                                                                   2013   1.230       1.203            --
                                                                                   2012   1.208       1.230            --
                                                                                   2011   1.162       1.208            --
                                                                                   2010   1.115       1.162            --
                                                                                   2009   1.085       1.115            --
                                                                                   2008   1.105       1.085            --
                                                                                   2007   1.075       1.105            --
                                                                                   2006   1.039       1.075            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.550       1.685            --
                                                                                   2013   1.307       1.550            --
                                                                                   2012   1.182       1.307            --
                                                                                   2011   1.158       1.182            --
                                                                                   2010   1.073       1.158            --
                                                                                   2009   0.926       1.073            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.654       1.800            --
                                                                                   2013   1.258       1.654            --
                                                                                   2012   1.133       1.258            --
                                                                                   2011   1.200       1.133            --
                                                                                   2010   1.089       1.200            --
                                                                                   2009   0.839       1.089            --
                                                                                   2008   1.360       0.839            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   1.002       1.010            --

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   0.990       1.002            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.115       1.178            --
                                                                                     2005   1.072       1.115            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.116       1.139            --
                                                                                     2006   1.127       1.116       579,755
                                                                                     2005   1.122       1.127       509,932
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.202       1.241            --
                                                                                     2008   1.166       1.202     3,092,897
                                                                                     2007   1.090       1.166     2,695,982
                                                                                     2006   1.067       1.090     2,410,129
                                                                                     2005   1.059       1.067     1,950,998
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.493       1.385            --
                                                                                     2007   1.376       1.493            --
                                                                                     2006   1.259       1.376            --
                                                                                     2005   1.193       1.259            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.874       2.028            --
                                                                                     2006   1.491       1.874            --
                                                                                     2005   1.351       1.491            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.868       1.994            --
                                                                                     2006   1.619       1.868       162,903
                                                                                     2005   1.537       1.619       153,505
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.276       1.358            --
                                                                                     2005   1.193       1.276        45,298
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.141       1.216            --
                                                                                     2005   1.155       1.141            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.487       1.624            --
                                                                                     2005   1.345       1.487            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.260       1.324            --
                                                                                     2005   1.226       1.260       119,356
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.197       1.227            --
                                                                                     2005   1.186       1.197            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.293       1.339            --
                                                                                     2005   1.248       1.293            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.260       1.299            --
                                                                                     2005   1.179       1.260        39,091
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077        42,718
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.030       1.034            --
                                                                                     2005   1.000       1.030            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046       228,625
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.064       1.110            --
                                                                                     2005   1.000       1.064       206,728
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.057            --
                                                                                     2005   1.000       1.037         3,439
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.371       1.456            --
                                                                                     2005   1.244       1.371       103,469
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.290       1.365            --
                                                                                     2005   1.272       1.290        84,153
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.200       1.238            --
                                                                                     2005   1.185       1.200     1,487,520
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.173       1.267            --
                                                                                     2005   1.120       1.173       186,104

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.423       1.635            --
                                                                          2005   1.321       1.423       189,242
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.286       1.365            --
                                                                          2005   1.234       1.286        44,869
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.062       1.117            --
                                                                          2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.203       1.214            --
                                                                          2005   1.179       1.203       787,662
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.042       1.032            --
                                                                          2005   1.042       1.042            --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.217       1.270            --
                                                                          2005   1.213       1.217         5,336
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.307            --
                                                                          2005   1.000       1.135            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.271            --
                                                                          2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.078       1.039            --
                                                                          2005   1.051       1.078            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.573       1.692            --
                                                                          2013   1.347       1.573            --
                                                                          2012   1.237       1.347            --
                                                                          2011   1.258       1.237            --
                                                                          2010   1.141       1.258            --
                                                                          2009   0.944       1.141            --
                                                                          2008   1.283       0.944            --
                                                                          2007   1.176       1.283            --
                                                                          2006   1.110       1.176            --
                                                                          2005   1.081       1.110            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.932       1.177            --
                                                                          2008   1.476       0.932            --
                                                                          2007   1.537       1.476            --
                                                                          2006   1.346       1.537            --
                                                                          2005   1.314       1.346            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.800       0.819            --
                                                                          2008   1.428       0.800            --
                                                                          2007   1.291       1.428            --
                                                                          2006   1.229       1.291            --
                                                                          2005   1.158       1.229            --



                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.154            --
                                                                         2006   1.000       1.078        17,348
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.276       1.339            --
                                                                         2005   1.229       1.276        12,608
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.378       1.345            --
                                                                         2005   1.222       1.378       369,758
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.765       2.778       106,667

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   2.179       2.765       165,430
                                                                                      2012   1.810       2.179       220,175
                                                                                      2011   2.023       1.810       329,576
                                                                                      2010   1.843       2.023       478,984
                                                                                      2009   1.319       1.843       558,657
                                                                                      2008   2.180       1.319       584,698
                                                                                      2007   1.932       2.180       622,106
                                                                                      2006   1.634       1.932       617,909
                                                                                      2005   1.458       1.634       431,210
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.375       2.531       799,815
                                                                                      2013   1.859       2.375       933,397
                                                                                      2012   1.605       1.859     1,305,263
                                                                                      2011   1.708       1.605     1,562,954
                                                                                      2010   1.465       1.708     1,838,494
                                                                                      2009   1.070       1.465     2,248,028
                                                                                      2008   1.944       1.070     2,515,370
                                                                                      2007   1.762       1.944     2,516,467
                                                                                      2006   1.628       1.762     2,848,983
                                                                                      2005   1.426       1.628     2,717,507
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.087       2.268       801,114
                                                                                      2013   1.592       2.087       943,156
                                                                                      2012   1.380       1.592     1,198,046
                                                                                      2011   1.431       1.380     1,672,161
                                                                                      2010   1.308       1.431     2,101,729
                                                                                      2009   1.014       1.308     2,407,240
                                                                                      2008   1.662       1.014     2,518,401
                                                                                      2007   1.611       1.662     2,773,760
                                                                                      2006   1.424       1.611     2,806,004
                                                                                      2005   1.370       1.424     2,866,958
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.619       1.601            --
                                                                                      2005   1.395       1.619       257,067
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.766       2.896            --
                                                                                      2006   2.125       2.766            --
                                                                                      2005   1.691       2.125            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.798       2.342            --
                                                                                      2005   1.708       1.798       244,175
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.471       1.407            --
                                                                                      2007   1.398       1.471        52,601
                                                                                      2006   1.222       1.398        56,433
                                                                                      2005   1.192       1.222       102,633
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.278       1.205            --
                                                                                      2007   1.463       1.278        96,224
                                                                                      2006   1.435       1.463       152,842
                                                                                      2005   1.381       1.435       194,212
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.304       1.417            --
                                                                                      2005   1.205       1.304        29,277
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.301       1.449            --
                                                                                      2005   1.203       1.301        25,709
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.456       2.693        79,041
                                                                                      2013   1.910       2.456        88,373
                                                                                      2012   1.674       1.910       162,436
                                                                                      2011   1.753       1.674       231,471
                                                                                      2010   1.527       1.753       294,418
                                                                                      2009   1.148       1.527       347,197
                                                                                      2008   2.039       1.148       350,362
                                                                                      2007   1.770       2.039       379,275
                                                                                      2006   1.617       1.770       404,842
                                                                                      2005   1.411       1.617       385,608
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.240       2.435         7,836

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.650       2.240         8,617
                                                                            2012   1.374       1.650         9,476
                                                                            2011   1.439       1.374        12,948
                                                                            2010   1.242       1.439        15,487
                                                                            2009   0.931       1.242        15,728
                                                                            2008   1.616       0.931        16,030
                                                                            2007   1.542       1.616        20,076
                                                                            2006   1.379       1.542        20,495
                                                                            2005   1.164       1.379        45,009
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2014   3.213       3.346       177,356
                                                                            2013   2.407       3.213       182,827
                                                                            2012   2.140       2.407       308,969
                                                                            2011   2.444       2.140       434,111
                                                                            2010   1.935       2.444       472,625
                                                                            2009   1.410       1.935       565,208
                                                                            2008   2.377       1.410       694,619
                                                                            2007   2.099       2.377       691,490
                                                                            2006   1.901       2.099       928,352
                                                                            2005   1.640       1.901     1,058,065
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.468       1.707            --
                                                                            2005   1.352       1.468       431,428
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   3.523       3.203            --
                                                                            2007   2.785       3.523       184,731
                                                                            2006   2.214       2.785       174,972
                                                                            2005   1.769       2.214       151,462
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   2.260       1.973        71,550
                                                                            2013   1.871       2.260        80,034
                                                                            2012   1.611       1.871       119,165
                                                                            2011   1.836       1.611       188,298
                                                                            2010   1.724       1.836       317,875
                                                                            2009   1.281       1.724       382,801
                                                                            2008   2.188       1.281       473,493
                                                                            2007   1.930       2.188       439,655
                                                                            2006   1.618       1.930       469,825
                                                                            2005   1.495       1.618       440,051
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)............ 2006   1.544       1.848            --
                                                                            2005   1.444       1.544       140,590
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   1.062       1.085            --
                                                                            2005   1.067       1.062            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)................... 2006   1.249       1.289            --
                                                                            2005   1.181       1.249       215,882
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 2010   1.628       1.650            --
                                                                            2009   1.320       1.628         8,091
                                                                            2008   1.893       1.320         8,733
                                                                            2007   1.584       1.893         9,332
                                                                            2006   1.516       1.584        20,162
                                                                            2005   1.374       1.516        19,809
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............ 2008   1.576       1.484            --
                                                                            2007   1.468       1.576        17,757
                                                                            2006   1.267       1.468        17,866
                                                                            2005   1.222       1.267        17,913
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).......... 2011   1.928       2.063            --
                                                                            2010   1.578       1.928        18,199
                                                                            2009   1.024       1.578        15,991
                                                                            2008   1.861       1.024        11,946
                                                                            2007   1.557       1.861        10,309
                                                                            2006   1.470       1.557        14,171
                                                                            2005   1.342       1.470         8,528
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.536       1.720            --
                                                                            2005   1.503       1.536       169,292
Legg Mason Partners Variable Equity Trust

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.563       3.031       200,615
                                                                                  2013   1.766       2.563       255,679
                                                                                  2012   1.515       1.766       284,562
                                                                                  2011   1.505       1.515       460,193
                                                                                  2010   1.226       1.505       823,961
                                                                                  2009   0.927       1.226       882,403
                                                                                  2008   1.585       0.927       968,296
                                                                                  2007   1.646       1.585     1,205,967
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   2.009       2.018            --
                                                                                  2013   1.548       2.009       214,836
                                                                                  2012   1.371       1.548       270,030
                                                                                  2011   1.488       1.371       332,513
                                                                                  2010   1.299       1.488       380,520
                                                                                  2009   1.022       1.299       465,600
                                                                                  2008   1.641       1.022       581,413
                                                                                  2007   1.716       1.641       714,675
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.120       2.311       132,486
                                                                                  2013   1.660       2.120       167,111
                                                                                  2012   1.458       1.660       215,888
                                                                                  2011   1.447       1.458       292,877
                                                                                  2010   1.308       1.447       382,644
                                                                                  2009   1.090       1.308       462,653
                                                                                  2008   1.571       1.090       484,979
                                                                                  2007   1.519       1.571       572,596
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.153       2.411        94,579
                                                                                  2013   1.590       2.153       129,327
                                                                                  2012   1.346       1.590       179,562
                                                                                  2011   1.379       1.346       198,385
                                                                                  2010   1.278       1.379       234,051
                                                                                  2009   0.914       1.278       288,675
                                                                                  2008   1.484       0.914       303,176
                                                                                  2007   1.484       1.484       361,632
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.135       2.342        61,892
                                                                                  2013   1.642       2.135        62,018
                                                                                  2012   1.435       1.642        63,894
                                                                                  2011   1.392       1.435       110,799
                                                                                  2010   1.295       1.392       140,228
                                                                                  2009   1.059       1.295       164,557
                                                                                  2008   1.675       1.059       165,527
                                                                                  2007   1.642       1.675       190,199
                                                                                  2006   1.413       1.642       202,067
                                                                                  2005   1.351       1.413       226,701
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.348       3.423        72,015
                                                                                  2013   2.318       3.348        86,147
                                                                                  2012   1.977       2.318        97,167
                                                                                  2011   1.985       1.977       111,842
                                                                                  2010   1.614       1.985       152,463
                                                                                  2009   1.151       1.614       172,048
                                                                                  2008   1.977       1.151       184,045
                                                                                  2007   1.830       1.977       205,044
                                                                                  2006   1.652       1.830       188,001
                                                                                  2005   1.604       1.652       181,032
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.962       0.936            --
                                                                                  2008   1.567       0.962       441,518
                                                                                  2007   1.521       1.567       479,800
                                                                                  2006   1.345       1.521       674,344
                                                                                  2005   1.314       1.345       666,600
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.972       0.959            --
                                                                                  2010   0.906       0.972         2,086
                                                                                  2009   0.786       0.906         2,089
                                                                                  2008   1.015       0.786         7,608
                                                                                  2007   1.020       1.015        27,119
                                                                                  2006   0.997       1.020       207,989
                                                                                  2005   0.992       0.997         2,098
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.653       1.733            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.425       1.653       466,491
                                                                          2005   1.395       1.425       445,988
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.425       1.483            --
                                                                          2006   1.392       1.425        56,928
                                                                          2005   1.346       1.392        87,671
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.648       1.705            --
                                                                          2006   1.511       1.648       251,169
                                                                          2005   1.400       1.511       265,933
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.479       1.544            --
                                                                          2006   1.340       1.479        51,745
                                                                          2005   1.316       1.340        74,470
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
                                                                          2006   1.393       1.604       438,664
                                                                          2005   1.373       1.393       395,250
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
                                                                          2006   1.627       1.793       286,369
                                                                          2005   1.531       1.627       360,238
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.097       1.131            --
                                                                          2005   1.075       1.097        13,695
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.753       1.688            --
                                                                          2007   1.683       1.753       146,737
                                                                          2006   1.769       1.683       149,620
 MIST BlackRock High Yield Subaccount (Class A) (4/06)................... 2014   2.206       2.243        36,989
                                                                          2013   2.044       2.206       147,285
                                                                          2012   1.780       2.044        88,737
                                                                          2011   1.766       1.780       113,568
                                                                          2010   1.547       1.766        86,969
                                                                          2009   1.069       1.547       113,532
                                                                          2008   1.434       1.069        78,222
                                                                          2007   1.421       1.434       100,092
                                                                          2006   1.350       1.421       112,708
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165       150,934
                                                                          2013   1.024       1.043       177,548
                                                                          2012   0.825       1.024       309,264
                                                                          2011   0.887       0.825       375,315
                                                                          2010   0.777       0.887       418,479
                                                                          2009   0.585       0.777       346,925
                                                                          2008   1.020       0.585       293,729
                                                                          2007   1.218       1.020       263,609
                                                                          2006   1.003       1.218       456,600
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.531       2.634            --
                                                                          2013   1.996       2.531        86,899
                                                                          2012   1.655       1.996       173,839
                                                                          2011   1.818       1.655       216,660
                                                                          2010   1.687       1.818       250,863
                                                                          2009   1.200       1.687       216,944
                                                                          2008   2.101       1.200       222,140
                                                                          2007   1.640       2.101       129,586
                                                                          2006   1.601       1.640       266,645
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.626       2.951       113,360
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.675       2.482        50,988
                                                                          2013   2.082       2.675       135,529
                                                                          2012   1.637       2.082        68,097
                                                                          2011   1.938       1.637        74,122
                                                                          2010   1.691       1.938       116,690
                                                                          2009   1.108       1.691       118,511
                                                                          2008   1.903       1.108       107,604
                                                                          2007   1.954       1.903       180,013
                                                                          2006   1.775       1.954       153,202
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.148       2.306        25,385

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.615       2.148        35,024
                                                                              2012   1.388       1.615       100,715
                                                                              2011   1.434       1.388       103,779
                                                                              2010   1.271       1.434       113,940
                                                                              2009   1.020       1.271       125,110
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.186       2.323        27,100
                                                                              2013   1.584       2.186        16,680
                                                                              2012   1.361       1.584        14,812
                                                                              2011   1.397       1.361        17,336
                                                                              2010   1.125       1.397        19,324
                                                                              2009   0.853       1.125        16,787
                                                                              2008   1.415       0.853        18,938
                                                                              2007   1.294       1.415        18,010
                                                                              2006   1.305       1.294         7,621
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.884       1.937        23,090
                                                                              2013   1.440       1.884        16,836
                                                                              2012   1.268       1.440        49,535
                                                                              2011   1.436       1.268        55,895
                                                                              2010   1.223       1.436        59,770
                                                                              2009   0.965       1.223       146,062
                                                                              2008   1.314       0.965       270,141
                                                                              2007   1.351       1.314        56,621
                                                                              2006   1.269       1.351        17,638
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.915       0.905            --
                                                                              2008   1.247       0.915        10,621
                                                                              2007   1.194       1.247        11,923
                                                                              2006   1.131       1.194        12,387
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   2.168       2.239        29,770
                                                                              2013   2.041       2.168        30,539
                                                                              2012   1.836       2.041        31,263
                                                                              2011   1.783       1.836        31,893
                                                                              2010   1.604       1.783        36,019
                                                                              2009   1.191       1.604        37,872
                                                                              2008   1.486       1.191        32,391
                                                                              2007   1.416       1.486        33,097
                                                                              2006   1.353       1.416        47,787
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.892       0.847            --
                                                                              2008   1.583       0.892       119,650
                                                                              2007   1.440       1.583       128,466
                                                                              2006   1.460       1.440       139,125
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.240       1.279        46,408
                                                                              2013   0.974       1.240        46,439
                                                                              2012   0.850       0.974        46,475
                                                                              2011   0.995       0.850        46,518
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   2.814       2.591            --
                                                                              2013   3.009       2.814            --
                                                                              2012   2.573       3.009            --
                                                                              2011   3.211       2.573            --
                                                                              2010   2.637       3.211            --
                                                                              2009   1.587       2.637           814
                                                                              2008   3.621       1.587            --
                                                                              2007   2.878       3.621         2,261
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.467       2.435       125,865
                                                                              2008   3.208       1.467       165,560
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.070       1.158            --
                                                                              2012   1.035       1.070            --
                                                                              2011   1.112       1.035        18,012
                                                                              2010   0.921       1.112        16,526
                                                                              2009   0.686       0.921         9,397
                                                                              2008   1.132       0.686         6,722
                                                                              2007   1.279       1.132         6,730
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.336       1.341       185,593

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.070       1.336       192,270
                                                                        2012   0.900       1.070        92,193
                                                                        2011   1.000       0.900       149,874
                                                                        2010   0.878       1.000       211,151
                                                                        2009   0.640       0.878       191,616
                                                                        2008   1.096       0.640       215,084
                                                                        2007   1.050       1.096       183,577
                                                                        2006   0.996       1.050       257,299
 MIST PIMCO Total Return Subaccount (Class B) (5/09)................... 2014   1.556       1.592       691,758
                                                                        2013   1.615       1.556     1,023,621
                                                                        2012   1.505       1.615     1,887,636
                                                                        2011   1.485       1.505     2,337,524
                                                                        2010   1.398       1.485     2,754,972
                                                                        2009   1.256       1.398     3,072,965
 MIST Pioneer Fund Subaccount (Class A) (4/06)......................... 2014   1.974       2.155        53,548
                                                                        2013   1.510       1.974        62,291
                                                                        2012   1.391       1.510        52,373
                                                                        2011   1.483       1.391        58,780
                                                                        2010   1.300       1.483        50,994
                                                                        2009   1.068       1.300        53,403
                                                                        2008   1.619       1.068        39,449
                                                                        2007   1.570       1.619        35,637
                                                                        2006   1.462       1.570        39,520
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................ 2007   1.173       1.294            --
                                                                        2006   1.116       1.173            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2014   2.018       2.073       110,087
                                                                        2013   2.023       2.018       152,332
                                                                        2012   1.846       2.023       184,812
                                                                        2011   1.813       1.846       137,037
                                                                        2010   1.646       1.813       148,980
                                                                        2009   1.259       1.646       201,042
                                                                        2008   1.436       1.259       221,341
                                                                        2007   1.371       1.436       236,048
                                                                        2006   1.326       1.371       172,003
 MIST RCM Technology Subaccount (Class B) (5/11)....................... 2013   1.826       1.907            --
                                                                        2012   1.658       1.826         6,082
                                                                        2011   2.054       1.658        13,898
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)........ 2014   1.319       1.468        98,886
                                                                        2013   1.004       1.319        97,731
                                                                        2012   0.867       1.004       118,773
                                                                        2011   0.919       0.867       165,381
                                                                        2010   0.800       0.919       221,458
                                                                        2009   0.688       0.800       233,156
                                                                        2008   1.099       0.688       223,631
                                                                        2007   1.076       1.099       225,854
                                                                        2006   1.001       1.076       331,383
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   2.021       2.202       176,143
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.628       1.706            --
                                                                        2006   1.539       1.628        31,909
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.962       2.189        14,703
                                                                        2013   1.489       1.962        14,709
                                                                        2012   1.335       1.489        14,716
                                                                        2011   1.357       1.335        20,155
                                                                        2010   1.227       1.357        50,553
                                                                        2009   1.048       1.227        15,842
                                                                        2008   1.702       1.048        19,990
                                                                        2007   1.692       1.702        29,776
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.353       1.423       189,738
                                                                        2013   1.388       1.353       186,086
                                                                        2012   1.314       1.388       234,904
                                                                        2011   1.256       1.314       249,522
                                                                        2010   1.180       1.256       248,526
                                                                        2009   1.098       1.180       255,637
                                                                        2008   1.157       1.098       245,086
                                                                        2007   1.108       1.157       345,777
                                                                        2006   1.068       1.108       354,922

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.705       1.824        79,079
                                                                        2013   1.294       1.705        83,931
                                                                        2012   1.152       1.294       125,418
                                                                        2011   1.288       1.152       162,038
                                                                        2010   1.094       1.288       194,715
                                                                        2009   0.870       1.094       184,103
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.977       0.960        42,609
                                                                        2013   0.995       0.977        42,462
                                                                        2012   1.013       0.995        64,524
                                                                        2011   1.031       1.013        98,013
                                                                        2010   1.050       1.031       199,305
                                                                        2009   1.064       1.050       247,202
                                                                        2008   1.054       1.064       573,856
                                                                        2007   1.021       1.054       883,813
                                                                        2006   1.000       1.021       361,378
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.762       0.795            --
                                                                        2008   1.407       0.762       269,123
                                                                        2007   1.378       1.407       296,233
                                                                        2006   1.361       1.378       353,156
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.266       1.392            --
                                                                        2012   1.115       1.266       104,988
                                                                        2011   1.210       1.115       107,836
                                                                        2010   1.077       1.210       147,974
                                                                        2009   0.901       1.077       196,068
                                                                        2008   1.504       0.901       225,729
                                                                        2007   1.471       1.504       332,776
                                                                        2006   1.436       1.471       472,710
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.162       2.358        25,641
                                                                        2013   1.660       2.162        46,473
                                                                        2012   1.524       1.660        67,589
                                                                        2011   1.602       1.524        73,950
                                                                        2010   1.416       1.602        86,854
                                                                        2009   0.966       1.416        93,656
                                                                        2008   1.813       0.966       121,880
                                                                        2007   1.533       1.813       146,160
                                                                        2006   1.573       1.533       184,445
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.922       0.998            --
                                                                        2010   0.811       0.922            --
                                                                        2009   0.628       0.811            --
                                                                        2008   1.074       0.628            --
                                                                        2007   1.059       1.074            --
                                                                        2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.294       1.327       161,055
                                                                        2013   1.263       1.294       205,144
                                                                        2012   1.178       1.263       213,751
                                                                        2011   1.161       1.178       124,663
                                                                        2010   1.075       1.161        56,137
                                                                        2009   0.908       1.075        56,173
                                                                        2008   1.080       0.908        56,212
                                                                        2007   1.041       1.080            --
                                                                        2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.308       1.348       126,966
                                                                        2013   1.201       1.308        25,520
                                                                        2012   1.097       1.201        12,932
                                                                        2011   1.105       1.097        13,216
                                                                        2010   1.009       1.105        15,449
                                                                        2009   0.831       1.009       200,256
                                                                        2008   1.079       0.831       213,068
                                                                        2007   1.048       1.079     1,138,220
                                                                        2006   1.002       1.048            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.304       1.346       434,416

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.126       1.304       439,965
                                                                                 2012   1.012       1.126        68,065
                                                                                 2011   1.045       1.012       153,812
                                                                                 2010   0.940       1.045       146,395
                                                                                 2009   0.756       0.940       324,050
                                                                                 2008   1.079       0.756       440,667
                                                                                 2007   1.053       1.079       461,489
                                                                                 2006   1.002       1.053        65,856
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2014   1.284       1.327        27,159
                                                                                 2013   1.052       1.284        32,272
                                                                                 2012   0.928       1.052       469,257
                                                                                 2011   0.982       0.928       472,503
                                                                                 2010   0.872       0.982       669,265
                                                                                 2009   0.688       0.872       785,693
                                                                                 2008   1.079       0.688       334,756
                                                                                 2007   1.058       1.079       413,928
                                                                                 2006   1.002       1.058       299,088
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2014   1.957       2.174       145,429
                                                                                 2013   1.513       1.957       165,069
                                                                                 2012   1.335       1.513       193,419
                                                                                 2011   1.337       1.335       283,060
                                                                                 2010   1.189       1.337       313,056
                                                                                 2009   0.968       1.189       377,220
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2014   1.725       1.837       531,481
                                                                                 2013   1.479       1.725       716,949
                                                                                 2012   1.352       1.479     1,236,422
                                                                                 2011   1.347       1.352     1,484,327
                                                                                 2010   1.248       1.347     1,604,473
                                                                                 2009   1.074       1.248     1,915,042
                                                                                 2008   1.407       1.074     1,975,396
                                                                                 2007   1.376       1.407     2,083,564
                                                                                 2006   1.289       1.376     2,460,860
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2014   2.155       2.346            --
                                                                                 2013   1.617       2.155            --
                                                                                 2012   1.411       1.617            --
                                                                                 2011   1.425       1.411            --
                                                                                 2010   1.302       1.425            --
                                                                                 2009   1.097       1.302            --
                                                                                 2008   1.474       1.097            --
                                                                                 2007   1.395       1.474       220,595
                                                                                 2006   1.264       1.395       206,971
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   1.259       1.237            --
                                                                                 2013   1.010       1.259            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2014   1.616       1.727       103,148
                                                                                 2013   1.186       1.616       121,176
                                                                                 2012   1.017       1.186       170,889
                                                                                 2011   1.050       1.017       182,964
                                                                                 2010   0.916       1.050       231,210
                                                                                 2009   0.652       0.916       275,240
                                                                                 2008   1.144       0.652       380,338
                                                                                 2007   1.067       1.144       391,874
                                                                                 2006   0.998       1.067       537,017
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.151       1.194            --
                                                                                 2006   1.085       1.151            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2014   1.185       1.199        46,577
                                                                                 2013   1.214       1.185        50,149
                                                                                 2012   1.194       1.214        57,644
                                                                                 2011   1.151       1.194        62,133
                                                                                 2010   1.106       1.151        69,524
                                                                                 2009   1.077       1.106        76,135
                                                                                 2008   1.099       1.077           593
                                                                                 2007   1.071       1.099        33,438
                                                                                 2006   1.036       1.071            --
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.528       1.659        19,854

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.290       1.528         8,670
                                                                                   2012   1.169       1.290         9,086
                                                                                   2011   1.146       1.169         9,579
                                                                                   2010   1.064       1.146        10,048
                                                                                   2009   0.919       1.064        10,355
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.690       1.837        14,951
                                                                                   2013   1.287       1.690        16,025
                                                                                   2012   1.161       1.287        20,551
                                                                                   2011   1.232       1.161        28,404
                                                                                   2010   1.120       1.232        36,799
                                                                                   2009   0.864       1.120        36,437
                                                                                   2008   1.402       0.864        37,399
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.992       1.000            --
                                                                                   2005   0.982       0.992       253,238
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.112       1.175            --
                                                                                   2005   1.071       1.112        13,844
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.109       1.130            --
                                                                                   2006   1.121       1.109       330,032
                                                                                   2005   1.118       1.121       328,643
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.213       1.253            --
                                                                                   2008   1.179       1.213     3,025,954
                                                                                   2007   1.104       1.179     3,225,888
                                                                                   2006   1.082       1.104     3,345,078
                                                                                   2005   1.075       1.082     3,412,084
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.634       1.515            --
                                                                                   2007   1.508       1.634         2,459
                                                                                   2006   1.383       1.508         2,461
                                                                                   2005   1.313       1.383         2,463
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.981       2.143            --
                                                                                   2006   1.579       1.981       199,400
                                                                                   2005   1.433       1.579       146,913
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.156       2.300            --
                                                                                   2006   1.871       2.156       505,697
                                                                                   2005   1.780       1.871       498,519
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.372       1.460            --
                                                                                   2005   1.285       1.372        57,791
 Travelers Convertible Securities Subaccount (5/00)............................... 2006   1.271       1.353            --
                                                                                   2005   1.289       1.271        75,605
 Travelers Disciplined Mid Cap Stock Subaccount (5/00)............................ 2006   1.621       1.769            --
                                                                                   2005   1.468       1.621       164,674
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.367       1.436            --
                                                                                   2005   1.333       1.367       641,113
 Travelers Federated High Yield Subaccount (5/00)................................. 2006   1.317       1.350            --
                                                                                   2005   1.308       1.317       104,380
 Travelers Federated Stock Subaccount (5/00)...................................... 2006   1.376       1.424            --
                                                                                   2005   1.331       1.376        40,724
 Travelers Large Cap Subaccount (11/99)........................................... 2006   1.322       1.361            --
                                                                                   2005   1.238       1.322       144,967
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)................ 2006   1.076       1.143            --
                                                                                   2005   1.000       1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05).............. 2006   1.029       1.033            --
                                                                                   2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................. 2006   1.045       1.081            --
                                                                                   2005   1.000       1.045        55,685
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)....... 2006   1.063       1.109            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.063       190,567
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.056            --
                                                                                     2005   1.000       1.036            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.451       1.539            --
                                                                                     2005   1.318       1.451        51,418
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.487       1.573            --
                                                                                     2005   1.469       1.487       186,660
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.249       1.289            --
                                                                                     2005   1.235       1.249     2,338,812
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.264            --
                                                                                     2005   1.119       1.170        51,129
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.547       1.775            --
                                                                                     2005   1.438       1.547       137,217
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.379       1.462            --
                                                                                     2005   1.325       1.379        40,007
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.116            --
                                                                                     2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.314       1.326            --
                                                                                     2005   1.290       1.314        30,704
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.079       1.068            --
                                                                                     2005   1.081       1.079       358,890
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.369       1.428            --
                                                                                     2005   1.366       1.369       300,857
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.305            --
                                                                                     2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.269            --
                                                                                     2005   1.000       1.107            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.076       1.036            --
                                                                                     2005   1.050       1.076            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.551       1.665            --
                                                                                     2013   1.330       1.551            --
                                                                                     2012   1.223       1.330            --
                                                                                     2011   1.246       1.223            --
                                                                                     2010   1.131       1.246            --
                                                                                     2009   0.937       1.131            --
                                                                                     2008   1.276       0.937            --
                                                                                     2007   1.172       1.276            --
                                                                                     2006   1.108       1.172            --
                                                                                     2005   1.080       1.108            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 2009   1.018       0.986            --
                                                                                     2008   1.614       1.018       138,823
                                                                                     2007   1.683       1.614       295,517
                                                                                     2006   1.476       1.683       311,172
                                                                                     2005   1.444       1.476       331,570
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 2009   0.834       0.854            --
                                                                                     2008   1.492       0.834            --
                                                                                     2007   1.351       1.492            --
                                                                                     2006   1.288       1.351            --
                                                                                     2005   1.216       1.288            --

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.078       1.154             --
                                                                              2006   1.000       1.078        401,941
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   0.801       0.840             --
                                                                              2005   0.772       0.801        488,309
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   0.740       0.722             --
                                                                              2005   0.656       0.740      1,737,738
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.061       2.071      3,329,635
                                                                              2013   1.624       2.061      3,809,371
                                                                              2012   1.350       1.624      4,732,443
                                                                              2011   1.508       1.350      6,151,961
                                                                              2010   1.374       1.508      8,005,924
                                                                              2009   0.983       1.374      8,358,849
                                                                              2008   1.625       0.983      9,904,128
                                                                              2007   1.440       1.625     14,761,971
                                                                              2006   1.218       1.440     15,170,490
                                                                              2005   1.087       1.218     14,820,104
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.795       1.913      5,064,325
                                                                              2013   1.405       1.795      6,800,227
                                                                              2012   1.213       1.405      7,803,269
                                                                              2011   1.290       1.213      9,606,858
                                                                              2010   1.107       1.290     11,813,895
                                                                              2009   0.808       1.107     12,533,254
                                                                              2008   1.469       0.808     14,114,485
                                                                              2007   1.332       1.469     18,474,159
                                                                              2006   1.230       1.332     19,323,724
                                                                              2005   1.078       1.230     19,999,183
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.902       2.067      6,691,963
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
                                                                              2006   1.297       1.468     22,892,986
                                                                              2005   1.248       1.297     22,681,968
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.662       0.655             --
                                                                              2005   0.571       0.662        505,995
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2007   1.623       1.699             --
                                                                              2006   1.247       1.623         95,043
                                                                              2005   0.992       1.247         84,660
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.298       2.994             --
                                                                              2005   2.183       2.298        218,274
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 2008   1.077       1.030             --
                                                                              2007   1.024       1.077        123,316
                                                                              2006   0.895       1.024        169,752
                                                                              2005   0.873       0.895        187,894
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 2008   0.988       0.932             --
                                                                              2007   1.131       0.988        191,848
                                                                              2006   1.110       1.131        222,980
                                                                              2005   1.068       1.110        233,465
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417             --
                                                                              2005   1.205       1.304         29,766
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449             --
                                                                              2005   1.203       1.301         86,508
Fidelity(Reg. TM) Variable Insurance Products

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.743       1.912       111,834
                                                                                      2013   1.356       1.743       113,045
                                                                                      2012   1.188       1.356       132,073
                                                                                      2011   1.245       1.188       143,772
                                                                                      2010   1.084       1.245       191,862
                                                                                      2009   0.815       1.084       169,747
                                                                                      2008   1.447       0.815       287,142
                                                                                      2007   1.256       1.447       303,315
                                                                                      2006   1.148       1.256       377,033
                                                                                      2005   1.002       1.148       349,362
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.794       1.950         5,636
                                                                                      2013   1.321       1.794         5,963
                                                                                      2012   1.101       1.321         6,279
                                                                                      2011   1.153       1.101         6,614
                                                                                      2010   0.995       1.153         6,950
                                                                                      2009   0.746       0.995         7,267
                                                                                      2008   1.295       0.746        19,472
                                                                                      2007   1.235       1.295        20,856
                                                                                      2006   1.105       1.235        28,571
                                                                                      2005   0.932       1.105        29,235
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.952       3.074       205,753
                                                                                      2013   2.212       2.952       209,998
                                                                                      2012   1.966       2.212       247,453
                                                                                      2011   2.245       1.966       268,952
                                                                                      2010   1.778       2.245       479,090
                                                                                      2009   1.295       1.778       579,181
                                                                                      2008   2.184       1.295       596,038
                                                                                      2007   1.928       2.184       727,130
                                                                                      2006   1.746       1.928       774,552
                                                                                      2005   1.507       1.746       857,401
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.244       1.447            --
                                                                                      2005   1.146       1.244       520,428
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.523       3.203       482,955
                                                                                      2007   2.785       3.523       482,955
                                                                                      2006   2.214       2.785       415,073
                                                                                      2005   1.769       2.214       364,913
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.607       1.403       374,414
                                                                                      2013   1.331       1.607       507,549
                                                                                      2012   1.146       1.331       512,438
                                                                                      2011   1.306       1.146       636,429
                                                                                      2010   1.226       1.306       876,014
                                                                                      2009   0.911       1.226     1,145,503
                                                                                      2008   1.556       0.911     1,295,980
                                                                                      2007   1.372       1.556     1,835,935
                                                                                      2006   1.151       1.372     2,059,240
                                                                                      2005   1.063       1.151     1,703,785
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.249       1.494            --
                                                                                      2005   1.168       1.249        98,811
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.062       1.085            --
                                                                                      2005   1.067       1.062            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.044       1.078            --
                                                                                      2005   0.988       1.044       353,202
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.056       1.070            --
                                                                                      2009   0.856       1.056        55,292
                                                                                      2008   1.228       0.856        70,508
                                                                                      2007   1.027       1.228        62,032
                                                                                      2006   0.984       1.027        79,531
                                                                                      2005   0.892       0.984        79,559
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   0.711       0.670            --
                                                                                      2007   0.662       0.711       137,751
                                                                                      2006   0.572       0.662       230,286
                                                                                      2005   0.551       0.572       290,156
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   0.489       0.523            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   0.400       0.489        20,553
                                                                                  2009   0.260       0.400        20,572
                                                                                  2008   0.472       0.260        20,592
                                                                                  2007   0.395       0.472        20,610
                                                                                  2006   0.373       0.395        66,021
                                                                                  2005   0.340       0.373        81,444
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.536       1.720            --
                                                                                  2005   1.503       1.536       188,728
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.315       2.738     1,545,136
                                                                                  2013   1.595       2.315     1,731,058
                                                                                  2012   1.368       1.595     1,760,309
                                                                                  2011   1.359       1.368     2,113,637
                                                                                  2010   1.107       1.359     3,443,629
                                                                                  2009   0.838       1.107     4,057,265
                                                                                  2008   1.431       0.838     4,501,693
                                                                                  2007   1.486       1.431     5,135,041
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.860       1.868            --
                                                                                  2013   1.433       1.860     2,547,444
                                                                                  2012   1.269       1.433     2,735,962
                                                                                  2011   1.377       1.269     3,112,214
                                                                                  2010   1.202       1.377     4,366,930
                                                                                  2009   0.946       1.202     4,903,108
                                                                                  2008   1.519       0.946     5,443,793
                                                                                  2007   1.588       1.519     6,644,107
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.696       1.849       878,431
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.216       1.257     2,788,257
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.442       1.614     1,016,758
                                                                                  2013   1.065       1.442     1,169,980
                                                                                  2012   0.901       1.065     1,211,574
                                                                                  2011   0.923       0.901     1,353,400
                                                                                  2010   0.856       0.923     1,702,128
                                                                                  2009   0.612       0.856     2,036,450
                                                                                  2008   0.994       0.612     2,420,091
                                                                                  2007   0.994       0.994     3,008,124
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.823       2.000       895,601
                                                                                  2013   1.402       1.823       855,081
                                                                                  2012   1.225       1.402       964,826
                                                                                  2011   1.189       1.225     1,153,663
                                                                                  2010   1.106       1.189     1,346,182
                                                                                  2009   0.904       1.106     1,519,990
                                                                                  2008   1.430       0.904     2,036,064
                                                                                  2007   1.401       1.430     2,333,864
                                                                                  2006   1.206       1.401       946,049
                                                                                  2005   1.153       1.206     1,115,732
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.813       2.875       188,337
                                                                                  2013   1.947       2.813       191,893
                                                                                  2012   1.660       1.947       251,983
                                                                                  2011   1.667       1.660       299,632
                                                                                  2010   1.356       1.667       498,855
                                                                                  2009   0.967       1.356       572,442
                                                                                  2008   1.661       0.967       635,706
                                                                                  2007   1.537       1.661       711,266
                                                                                  2006   1.388       1.537       592,814
                                                                                  2005   1.347       1.388       604,912
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.620       0.603            --
                                                                                  2008   1.009       0.620       922,723
                                                                                  2007   0.980       1.009     1,032,421
                                                                                  2006   0.866       0.980     1,229,220
                                                                                  2005   0.846       0.866     1,303,137

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.972       0.959            --
                                                                               2010   0.906       0.972         5,385
                                                                               2009   0.786       0.906         5,385
                                                                               2008   1.015       0.786         5,385
                                                                               2007   1.020       1.015        23,201
                                                                               2006   0.997       1.020        25,930
                                                                               2005   0.992       0.997        14,322
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.524       1.598            --
                                                                               2006   1.314       1.524     1,895,433
                                                                               2005   1.286       1.314     2,164,713
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.183       1.232            --
                                                                               2006   1.156       1.183            35
                                                                               2005   1.118       1.156            36
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.312       1.357            --
                                                                               2006   1.203       1.312            --
                                                                               2005   1.114       1.203            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.220       1.274            --
                                                                               2006   1.105       1.220        30,872
                                                                               2005   1.086       1.105        38,189
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.604       1.666            --
                                                                               2006   1.393       1.604       324,188
                                                                               2005   1.373       1.393       307,439
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.793       1.975            --
                                                                               2006   1.627       1.793       700,110
                                                                               2005   1.531       1.627       746,672
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.097       1.131            --
                                                                               2005   1.075       1.097            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.489       1.434            --
                                                                               2007   1.429       1.489       116,452
                                                                               2006   1.503       1.429       222,874
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.043       1.165       364,504
                                                                               2013   1.024       1.043       419,051
                                                                               2012   0.825       1.024       372,605
                                                                               2011   0.887       0.825       346,920
                                                                               2010   0.777       0.887       385,198
                                                                               2009   0.585       0.777       369,314
                                                                               2008   1.020       0.585       502,619
                                                                               2007   1.218       1.020       566,490
                                                                               2006   1.003       1.218       627,104
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   1.035       1.078            --
                                                                               2013   0.816       1.035       344,642
                                                                               2012   0.677       0.816       286,388
                                                                               2011   0.744       0.677       303,541
                                                                               2010   0.690       0.744       358,293
                                                                               2009   0.491       0.690       581,308
                                                                               2008   0.859       0.491       644,062
                                                                               2007   0.671       0.859       631,493
                                                                               2006   0.655       0.671       386,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   1.074       1.207       579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   1.560       1.447       319,543
                                                                               2013   1.214       1.560       325,080
                                                                               2012   0.955       1.214       284,269
                                                                               2011   1.130       0.955       319,098
                                                                               2010   0.986       1.130       416,192
                                                                               2009   0.646       0.986       506,819
                                                                               2008   1.109       0.646       563,404
                                                                               2007   1.139       1.109       698,065
                                                                               2006   1.035       1.139       573,755

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2014   1.589       1.706        85,553
                                                                              2013   1.195       1.589        85,655
                                                                              2012   1.027       1.195       159,112
                                                                              2011   1.061       1.027       169,477
                                                                              2010   0.940       1.061       184,363
                                                                              2009   0.755       0.940       356,455
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.329       1.431       371,084
                                                                              2013   1.038       1.329       417,536
                                                                              2012   0.922       1.038       422,174
                                                                              2011   0.974       0.922       375,963
                                                                              2010   0.790       0.974       404,536
                                                                              2009   0.636       0.790       841,338
                                                                              2008   1.058       0.636       973,382
                                                                              2007   1.071       1.058     1,093,984
                                                                              2006   1.015       1.071       127,962
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
                                                                              2006   1.305       1.294           928
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
                                                                              2006   1.269       1.351        90,298
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.915       0.905            --
                                                                              2008   1.247       0.915            --
                                                                              2007   1.194       1.247            --
                                                                              2006   1.131       1.194            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.990       2.054        48,477
                                                                              2013   1.873       1.990        48,483
                                                                              2012   1.685       1.873        50,964
                                                                              2011   1.636       1.685        60,865
                                                                              2010   1.472       1.636        94,764
                                                                              2009   1.093       1.472        94,478
                                                                              2008   1.364       1.093       101,984
                                                                              2007   1.300       1.364        91,232
                                                                              2006   1.242       1.300        45,012
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.594       0.564            --
                                                                              2008   1.055       0.594       121,428
                                                                              2007   0.960       1.055       132,352
                                                                              2006   0.973       0.960       174,184
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.240       1.279        55,467
                                                                              2013   0.974       1.240        54,940
                                                                              2012   0.850       0.974        28,205
                                                                              2011   0.995       0.850        43,903
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.329       1.328       376,375
                                                                              2013   1.022       1.329       389,476
                                                                              2012   0.882       1.022       427,655
                                                                              2011   0.986       0.882       558,276
                                                                              2010   0.838       0.986       670,065
                                                                              2009   0.674       0.838       796,549
                                                                              2008   0.979       0.674       848,317
                                                                              2007   1.027       0.979       938,230
                                                                              2006   1.003       1.027       406,832
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   1.651       1.520        24,171

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.766       1.651        31,295
                                                                               2012   1.510       1.766        31,308
                                                                               2011   1.884       1.510        31,321
                                                                               2010   1.547       1.884        33,129
                                                                               2009   0.931       1.547        40,152
                                                                               2008   2.125       0.931        51,125
                                                                               2007   1.688       2.125        48,628
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.467       2.435       343,576
                                                                               2008   3.208       1.467       267,117
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070        27,975
                                                                               2011   1.112       1.035        28,453
                                                                               2010   0.921       1.112        23,507
                                                                               2009   0.686       0.921        23,527
                                                                               2008   1.132       0.686        60,552
                                                                               2007   1.279       1.132        57,590
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.303       1.293         6,860
                                                                               2013   0.955       1.303         6,863
                                                                               2012   0.889       0.955         6,868
                                                                               2011   0.973       0.889         6,873
                                                                               2010   0.750       0.973         6,880
                                                                               2009   0.486       0.750         6,887
                                                                               2008   0.876       0.486        29,528
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
                                                                               2006   0.996       1.050       414,055
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.426       1.445       394,121
                                                                               2013   1.596       1.426       525,715
                                                                               2012   1.486       1.596       764,365
                                                                               2011   1.357       1.486       827,350
                                                                               2010   1.279       1.357     1,032,327
                                                                               2009   1.101       1.279     1,073,849
                                                                               2008   1.200       1.101       950,841
                                                                               2007   1.135       1.200       598,799
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.729       1.770     1,645,595
                                                                               2013   1.795       1.729     2,076,840
                                                                               2012   1.673       1.795     2,836,186
                                                                               2011   1.651       1.673     3,067,095
                                                                               2010   1.554       1.651     3,820,593
                                                                               2009   1.396       1.554     4,255,857
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.974       2.155        83,222
                                                                               2013   1.510       1.974        92,454
                                                                               2012   1.391       1.510        83,395
                                                                               2011   1.483       1.391        82,142
                                                                               2010   1.300       1.483       136,860
                                                                               2009   1.068       1.300       241,072
                                                                               2008   1.619       1.068         3,861
                                                                               2007   1.570       1.619         4,709
                                                                               2006   1.462       1.570         4,714
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.173       1.294            --
                                                                               2006   1.116       1.173         6,324
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   2.112       2.169       680,831

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   2.118       2.112       899,508
                                                                          2012   1.932       2.118       898,351
                                                                          2011   1.898       1.932       863,598
                                                                          2010   1.723       1.898     1,080,318
                                                                          2009   1.318       1.723     1,008,270
                                                                          2008   1.503       1.318       288,029
                                                                          2007   1.435       1.503       294,839
                                                                          2006   1.388       1.435       179,394
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.463       0.484            --
                                                                          2012   0.421       0.463            --
                                                                          2011   0.521       0.421        20,270
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.319       1.468        19,865
                                                                          2013   1.004       1.319        20,396
                                                                          2012   0.867       1.004        20,972
                                                                          2011   0.919       0.867        21,562
                                                                          2010   0.800       0.919        42,300
                                                                          2009   0.688       0.800        45,442
                                                                          2008   1.099       0.688        65,038
                                                                          2007   1.076       1.099        69,903
                                                                          2006   1.001       1.076       208,394
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.871       2.038     2,340,729
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   0.988       1.035            --
                                                                          2006   0.934       0.988       825,415
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.191       1.329       298,032
                                                                          2013   0.904       1.191       347,413
                                                                          2012   0.811       0.904       411,980
                                                                          2011   0.824       0.811       449,174
                                                                          2010   0.745       0.824       613,269
                                                                          2009   0.636       0.745       907,154
                                                                          2008   1.033       0.636       852,005
                                                                          2007   1.027       1.033       924,596
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.529       1.608        77,261
                                                                          2013   1.569       1.529        79,894
                                                                          2012   1.485       1.569       103,980
                                                                          2011   1.419       1.485       115,597
                                                                          2010   1.334       1.419       163,485
                                                                          2009   1.240       1.334       180,968
                                                                          2008   1.308       1.240       181,660
                                                                          2007   1.253       1.308       227,540
                                                                          2006   1.208       1.253       275,369
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.136       1.215       387,004
                                                                          2013   0.862       1.136       446,210
                                                                          2012   0.767       0.862       610,946
                                                                          2011   0.858       0.767       493,999
                                                                          2010   0.729       0.858       709,039
                                                                          2009   0.580       0.729       925,481
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   1.116       1.096        59,607
                                                                          2013   1.136       1.116        68,702
                                                                          2012   1.157       1.136       156,277
                                                                          2011   1.178       1.157       266,155
                                                                          2010   1.199       1.178       276,125
                                                                          2009   1.215       1.199       395,097
                                                                          2008   1.203       1.215       771,619
                                                                          2007   1.166       1.203       428,855
                                                                          2006   1.142       1.166       129,005
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.424       0.419            --
                                                                          2008   0.723       0.424       460,070
                                                                          2007   0.765       0.723       486,918
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.460       0.480            --
                                                                          2008   0.849       0.460     1,057,641
                                                                          2007   0.832       0.849     1,317,625
                                                                          2006   0.822       0.832     1,654,099
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.273            --

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.019       1.157       253,269
                                                                       2011   1.107       1.019       290,991
                                                                       2010   0.985       1.107       382,764
                                                                       2009   0.824       0.985       533,193
                                                                       2008   1.375       0.824       590,695
                                                                       2007   1.345       1.375       755,426
                                                                       2006   1.313       1.345       965,606
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.818       0.893       365,354
                                                                       2013   0.628       0.818       415,398
                                                                       2012   0.577       0.628       443,942
                                                                       2011   0.607       0.577       488,692
                                                                       2010   0.536       0.607       571,866
                                                                       2009   0.366       0.536       736,319
                                                                       2008   0.686       0.366       864,473
                                                                       2007   0.580       0.686     1,013,548
                                                                       2006   0.595       0.580     1,083,760
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998            --
                                                                       2010   0.811       0.922       145,659
                                                                       2009   0.628       0.811       121,020
                                                                       2008   1.074       0.628        14,940
                                                                       2007   1.059       1.074        50,324
                                                                       2006   1.002       1.059        59,683
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327       128,015
                                                                       2013   1.263       1.294       166,203
                                                                       2012   1.178       1.263       354,412
                                                                       2011   1.161       1.178       151,715
                                                                       2010   1.075       1.161       130,170
                                                                       2009   0.908       1.075       136,767
                                                                       2008   1.080       0.908       107,000
                                                                       2007   1.041       1.080       128,604
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348       107,359
                                                                       2013   1.201       1.308       117,042
                                                                       2012   1.097       1.201       335,706
                                                                       2011   1.105       1.097       710,030
                                                                       2010   1.009       1.105       843,380
                                                                       2009   0.831       1.009       900,683
                                                                       2008   1.079       0.831       221,749
                                                                       2007   1.048       1.079       450,376
                                                                       2006   1.002       1.048       116,832
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346       948,787
                                                                       2013   1.126       1.304     1,078,022
                                                                       2012   1.012       1.126     1,089,285
                                                                       2011   1.045       1.012     1,259,247
                                                                       2010   0.940       1.045     1,198,334
                                                                       2009   0.756       0.940     1,218,224
                                                                       2008   1.079       0.756     1,178,671
                                                                       2007   1.053       1.079     2,094,626
                                                                       2006   1.002       1.053     1,361,453
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327       445,116
                                                                       2013   1.052       1.284       444,558
                                                                       2012   0.928       1.052       424,905
                                                                       2011   0.982       0.928       453,283
                                                                       2010   0.872       0.982       406,162
                                                                       2009   0.688       0.872       452,880
                                                                       2008   1.079       0.688       390,387
                                                                       2007   1.058       1.079       390,395
                                                                       2006   1.002       1.058       643,333
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.260       1.400       596,226
                                                                       2013   0.974       1.260       649,925
                                                                       2012   0.860       0.974       642,043
                                                                       2011   0.861       0.860       741,349
                                                                       2010   0.766       0.861       784,719
                                                                       2009   0.623       0.766       866,895
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.841       1.960     4,493,268

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.578       1.841      5,454,630
                                                                                   2012   1.443       1.578      6,525,554
                                                                                   2011   1.438       1.443      7,347,226
                                                                                   2010   1.332       1.438      9,026,145
                                                                                   2009   1.146       1.332      9,491,992
                                                                                   2008   1.502       1.146      9,827,561
                                                                                   2007   1.468       1.502     11,715,396
                                                                                   2006   1.375       1.468     12,781,425
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.155       2.346             --
                                                                                   2013   1.617       2.155             --
                                                                                   2012   1.411       1.617             --
                                                                                   2011   1.425       1.411             --
                                                                                   2010   1.302       1.425             --
                                                                                   2009   1.097       1.302             --
                                                                                   2008   1.474       1.097             --
                                                                                   2007   1.395       1.474        655,898
                                                                                   2006   1.264       1.395        561,634
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.937       1.902         63,837
                                                                                   2013   1.553       1.937         63,837
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.616       1.727        242,936
                                                                                   2013   1.186       1.616        296,209
                                                                                   2012   1.017       1.186        352,507
                                                                                   2011   1.050       1.017        397,828
                                                                                   2010   0.916       1.050        591,959
                                                                                   2009   0.652       0.916        696,673
                                                                                   2008   1.144       0.652        795,275
                                                                                   2007   1.067       1.144      1,031,603
                                                                                   2006   0.998       1.067      1,100,035
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.773       1.857        139,675
                                                                                   2013   1.252       1.773        140,502
                                                                                   2012   1.100       1.252        139,890
                                                                                   2011   1.104       1.100        140,663
                                                                                   2010   0.835       1.104        150,461
                                                                                   2009   0.613       0.835        157,399
                                                                                   2008   0.934       0.613        189,170
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.151       1.194             --
                                                                                   2006   1.085       1.151             --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.185       1.199             --
                                                                                   2013   1.214       1.185             --
                                                                                   2012   1.194       1.214             --
                                                                                   2011   1.151       1.194             --
                                                                                   2010   1.106       1.151             --
                                                                                   2009   1.077       1.106             --
                                                                                   2008   1.099       1.077             --
                                                                                   2007   1.071       1.099             --
                                                                                   2006   1.036       1.071             --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.528       1.659         48,259
                                                                                   2013   1.290       1.528         48,259
                                                                                   2012   1.169       1.290         29,691
                                                                                   2011   1.146       1.169         29,691
                                                                                   2010   1.064       1.146             --
                                                                                   2009   0.919       1.064             --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.238       1.345         24,548
                                                                                   2013   0.942       1.238         24,553
                                                                                   2012   0.850       0.942         58,670
                                                                                   2011   0.902       0.850         62,735
                                                                                   2010   0.820       0.902         67,216
                                                                                   2009   0.633       0.820         85,497
                                                                                   2008   1.026       0.633        117,294
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   1.133       1.142             --
                                                                                   2005   1.121       1.133        181,676
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.112       1.175             --
                                                                                   2005   1.071       1.112             --
PIMCO Variable Insurance Trust

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.109       1.130             --
                                                                                     2006   1.121       1.109        607,213
                                                                                     2005   1.118       1.121        584,691
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.349       1.393             --
                                                                                     2008   1.310       1.349      3,478,390
                                                                                     2007   1.227       1.310      3,699,723
                                                                                     2006   1.203       1.227      3,985,351
                                                                                     2005   1.195       1.203      4,221,279
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   0.948       0.879             --
                                                                                     2007   0.875       0.948         31,826
                                                                                     2006   0.802       0.875         32,139
                                                                                     2005   0.761       0.802         32,678
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.377       1.490             --
                                                                                     2006   1.098       1.377        212,109
                                                                                     2005   0.996       1.098        158,085
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.923       2.052             --
                                                                                     2006   1.669       1.923        425,127
                                                                                     2005   1.588       1.669        471,617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   0.914       0.973             --
                                                                                     2005   0.856       0.914        182,430
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.166       1.242             --
                                                                                     2005   1.183       1.166         45,018
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.377       1.503             --
                                                                                     2005   1.247       1.377        243,296
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.250       1.313             --
                                                                                     2005   1.218       1.250        995,006
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.251       1.282             --
                                                                                     2005   1.242       1.251        118,531
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.164       1.205             --
                                                                                     2005   1.125       1.164        109,437
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.798       0.822             --
                                                                                     2005   0.747       0.798        781,209
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143             --
                                                                                     2005   1.000       1.076         44,303
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.033             --
                                                                                     2005   1.000       1.029             --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.045       1.081             --
                                                                                     2005   1.000       1.045        219,969
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.109             --
                                                                                     2005   1.000       1.063        467,697
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.056             --
                                                                                     2005   1.000       1.036        110,884
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.881       0.934             --
                                                                                     2005   0.800       0.881        861,839
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.563       0.595             --
                                                                                     2005   0.556       0.563      1,109,072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.333       1.375             --
                                                                                     2005   1.318       1.333     12,449,370
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.264             --
                                                                                     2005   1.119       1.170        421,453
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.902       1.035             --
                                                                                     2005   0.838       0.902        380,664
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.379       1.462             --
                                                                                     2005   1.325       1.379          6,594
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.116             --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.000       1.061         2,137
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.375       1.388            --
                                                                          2005   1.350       1.375       138,929
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.220       1.208            --
                                                                          2005   1.222       1.220       279,043
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   0.725       0.756            --
                                                                          2005   0.724       0.725     1,169,009
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.305            --
                                                                          2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269            --
                                                                          2005   1.000       1.107         9,121
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.076       1.036            --
                                                                          2005   1.050       1.076            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2007   1.172       1.276            --
                                                                          2006   1.108       1.172            --
                                                                          2005   1.080       1.108            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.753       0.730            --
                                                                          2008   1.194       0.753       423,984
                                                                          2007   1.245       1.194       462,061
                                                                          2006   1.092       1.245       522,527
                                                                          2005   1.068       1.092       560,677
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.541       0.554            --
                                                                          2008   0.967       0.541       137,420
                                                                          2007   0.876       0.967       140,562
                                                                          2006   0.835       0.876       148,810
                                                                          2005   0.788       0.835       158,132



                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.153            --
                                                                         2006   1.000       1.078            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.199       1.258            --
                                                                         2005   1.156       1.199            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.312       1.279            --
                                                                         2005   1.163       1.312         9,868
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.499       2.510        78,160
                                                                         2013   1.971       2.499        91,705
                                                                         2012   1.638       1.971       164,491
                                                                         2011   1.832       1.638       170,582
                                                                         2010   1.670       1.832       228,142
                                                                         2009   1.195       1.670       227,881
                                                                         2008   1.976       1.195       196,025
                                                                         2007   1.753       1.976       322,640
                                                                         2006   1.483       1.753       396,878
                                                                         2005   1.324       1.483       366,359
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.105       2.243        67,236

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.648       2.105       175,341
                                                                                      2012   1.425       1.648       280,801
                                                                                      2011   1.516       1.425       294,277
                                                                                      2010   1.301       1.516       311,824
                                                                                      2009   0.951       1.301       328,613
                                                                                      2008   1.729       0.951       360,971
                                                                                      2007   1.568       1.729       501,271
                                                                                      2006   1.449       1.568       615,511
                                                                                      2005   1.270       1.449       608,021
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.887       2.049       216,736
                                                                                      2013   1.440       1.887       396,547
                                                                                      2012   1.248       1.440       478,951
                                                                                      2011   1.295       1.248       524,662
                                                                                      2010   1.184       1.295       694,442
                                                                                      2009   0.919       1.184       736,770
                                                                                      2008   1.507       0.919       805,816
                                                                                      2007   1.461       1.507     1,935,341
                                                                                      2006   1.292       1.461     2,097,027
                                                                                      2005   1.244       1.292     2,116,141
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.560       1.542            --
                                                                                      2005   1.344       1.560        69,179
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.454       2.568            --
                                                                                      2006   1.886       2.454            --
                                                                                      2005   1.502       1.886            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.552       2.021            --
                                                                                      2005   1.475       1.552       129,943
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.414       1.352            --
                                                                                      2007   1.345       1.414            --
                                                                                      2006   1.176       1.345            --
                                                                                      2005   1.148       1.176            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.160       1.095            --
                                                                                      2007   1.329       1.160            --
                                                                                      2006   1.305       1.329            --
                                                                                      2005   1.256       1.305            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.302       1.415            --
                                                                                      2005   1.204       1.302        22,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.299       1.447            --
                                                                                      2005   1.202       1.299        23,557
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.236       2.451            --
                                                                                      2013   1.739       2.236            --
                                                                                      2012   1.526       1.739            --
                                                                                      2011   1.599       1.526            --
                                                                                      2010   1.393       1.599            --
                                                                                      2009   1.047       1.393            --
                                                                                      2008   1.862       1.047            --
                                                                                      2007   1.617       1.862            --
                                                                                      2006   1.478       1.617            --
                                                                                      2005   1.291       1.478            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.108       2.290            --
                                                                                      2013   1.553       2.108            --
                                                                                      2012   1.294       1.553            --
                                                                                      2011   1.356       1.294            --
                                                                                      2010   1.171       1.356            --
                                                                                      2009   0.878       1.171            --
                                                                                      2008   1.525       0.878            --
                                                                                      2007   1.456       1.525            --
                                                                                      2006   1.303       1.456            --
                                                                                      2005   1.100       1.303            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.862       2.979        26,860

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.145       2.862        60,692
                                                                                  2012   1.908       2.145        80,263
                                                                                  2011   2.180       1.908        75,864
                                                                                  2010   1.727       2.180        92,913
                                                                                  2009   1.259       1.727        98,387
                                                                                  2008   2.124       1.259       124,459
                                                                                  2007   1.876       2.124       235,956
                                                                                  2006   1.700       1.876       243,628
                                                                                  2005   1.467       1.700       239,727
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.342       1.560            --
                                                                                  2005   1.236       1.342       258,171
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.077       2.797            --
                                                                                  2007   2.434       3.077       192,608
                                                                                  2006   1.936       2.434       188,869
                                                                                  2005   1.547       1.936       182,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.060       1.797        34,462
                                                                                  2013   1.707       2.060        43,238
                                                                                  2012   1.471       1.707        63,458
                                                                                  2011   1.676       1.471        66,097
                                                                                  2010   1.575       1.676        67,390
                                                                                  2009   1.171       1.575        84,431
                                                                                  2008   2.001       1.171        98,471
                                                                                  2007   1.765       2.001       120,426
                                                                                  2006   1.481       1.765       154,849
                                                                                  2005   1.369       1.481       157,333
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.415       1.692            --
                                                                                  2005   1.324       1.415        86,958
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.061       1.084            --
                                                                                  2005   1.067       1.061            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.211       1.250            --
                                                                                  2005   1.146       1.211            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.481       1.501            --
                                                                                  2009   1.201       1.481            --
                                                                                  2008   1.724       1.201            --
                                                                                  2007   1.443       1.724            --
                                                                                  2006   1.382       1.443            --
                                                                                  2005   1.253       1.382            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.510       1.421            --
                                                                                  2007   1.407       1.510            --
                                                                                  2006   1.215       1.407            --
                                                                                  2005   1.172       1.215            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.697       1.815            --
                                                                                  2010   1.390       1.697            --
                                                                                  2009   0.902       1.390            --
                                                                                  2008   1.641       0.902            --
                                                                                  2007   1.374       1.641            --
                                                                                  2006   1.298       1.374            --
                                                                                  2005   1.185       1.298            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.352       1.514            --
                                                                                  2005   1.324       1.352        18,870
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.308       2.728        77,438
                                                                                  2013   1.591       2.308        90,275
                                                                                  2012   1.365       1.591       157,067
                                                                                  2011   1.357       1.365       159,513
                                                                                  2010   1.106       1.357       184,261
                                                                                  2009   0.837       1.106       189,411
                                                                                  2008   1.431       0.837       201,877
                                                                                  2007   1.487       1.431       214,020
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.778       1.786            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.370       1.778        48,966
                                                                                  2012   1.214       1.370       127,448
                                                                                  2011   1.318       1.214       140,996
                                                                                  2010   1.152       1.318       158,921
                                                                                  2009   0.907       1.152       171,979
                                                                                  2008   1.457       0.907       190,799
                                                                                  2007   1.524       1.457       209,031
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.977       2.154        72,735
                                                                                  2013   1.549       1.977        66,211
                                                                                  2012   1.361       1.549       123,599
                                                                                  2011   1.351       1.361       123,820
                                                                                  2010   1.222       1.351       137,290
                                                                                  2009   1.020       1.222       139,786
                                                                                  2008   1.469       1.020       124,017
                                                                                  2007   1.422       1.469       126,442
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.827       2.045        22,337
                                                                                  2013   1.350       1.827        22,343
                                                                                  2012   1.143       1.350        29,883
                                                                                  2011   1.172       1.143        29,904
                                                                                  2010   1.087       1.172        29,928
                                                                                  2009   0.778       1.087        29,954
                                                                                  2008   1.263       0.778        29,981
                                                                                  2007   1.264       1.263        30,004
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.957       2.146         8,287
                                                                                  2013   1.506       1.957         8,287
                                                                                  2012   1.317       1.506        11,673
                                                                                  2011   1.278       1.317        11,682
                                                                                  2010   1.190       1.278        11,693
                                                                                  2009   0.973       1.190        11,883
                                                                                  2008   1.540       0.973        21,506
                                                                                  2007   1.510       1.540        21,521
                                                                                  2006   1.301       1.510        22,513
                                                                                  2005   1.244       1.301        23,614
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.907       2.970        34,045
                                                                                  2013   2.014       2.907        34,158
                                                                                  2012   1.718       2.014        35,581
                                                                                  2011   1.726       1.718        36,023
                                                                                  2010   1.404       1.726        53,322
                                                                                  2009   1.002       1.404        55,440
                                                                                  2008   1.722       1.002        66,582
                                                                                  2007   1.594       1.722        70,817
                                                                                  2006   1.440       1.594        54,439
                                                                                  2005   1.399       1.440        47,318
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.894       0.870            --
                                                                                  2008   1.458       0.894       138,010
                                                                                  2007   1.415       1.458       148,013
                                                                                  2006   1.252       1.415       193,468
                                                                                  2005   1.224       1.252       193,468
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.968       0.956            --
                                                                                  2010   0.903       0.968            --
                                                                                  2009   0.784       0.903        10,692
                                                                                  2008   1.013       0.784        10,692
                                                                                  2007   1.018       1.013        10,692
                                                                                  2006   0.996       1.018        10,692
                                                                                  2005   0.991       0.996        10,692
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.475       1.546            --
                                                                                  2006   1.272       1.475        10,131
                                                                                  2005   1.245       1.272        10,131
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.213       1.263            --
                                                                                  2006   1.186       1.213            --
                                                                                  2005   1.148       1.186            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.444       1.493            --
                                                                                  2006   1.324       1.444            --
                                                                                  2005   1.227       1.324            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.345       1.404            --
                                                                          2006   1.219       1.345            --
                                                                          2005   1.198       1.219            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
                                                                          2006   1.279       1.473       153,794
                                                                          2005   1.262       1.279       142,440
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
                                                                          2006   1.497       1.649       404,632
                                                                          2005   1.409       1.497       390,551
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.096       1.130            --
                                                                          2005   1.075       1.096            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.599       1.540            --
                                                                          2007   1.536       1.599            --
                                                                          2006   1.615       1.536            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.986       2.019            --
                                                                          2013   1.841       1.986            --
                                                                          2012   1.604       1.841            --
                                                                          2011   1.593       1.604            --
                                                                          2010   1.396       1.593            --
                                                                          2009   0.965       1.396            --
                                                                          2008   1.295       0.965            --
                                                                          2007   1.284       1.295            --
                                                                          2006   1.220       1.284            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
                                                                          2006   1.003       1.218       310,322
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
                                                                          2006   1.542       1.579            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.440       2.263        35,617
                                                                          2013   1.900       2.440        48,819
                                                                          2012   1.495       1.900        67,547
                                                                          2011   1.771       1.495        70,438
                                                                          2010   1.546       1.771        68,939
                                                                          2009   1.013       1.546        70,829
                                                                          2008   1.741       1.013        76,457
                                                                          2007   1.789       1.741        86,934
                                                                          2006   1.626       1.789        87,440
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.941       2.083            --
                                                                          2013   1.461       1.941            --
                                                                          2012   1.256       1.461            --
                                                                          2011   1.298       1.256            --
                                                                          2010   1.151       1.298            --
                                                                          2009   0.924       1.151            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.324       1.425        64,186

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.035       1.324       142,323
                                                                               2012   0.919       1.035       174,531
                                                                               2011   0.972       0.919       180,527
                                                                               2010   0.789       0.972       197,887
                                                                               2009   0.635       0.789       205,212
                                                                               2008   1.057       0.635       324,370
                                                                               2007   1.070       1.057       523,815
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.177       2.311            --
                                                                               2013   1.578       2.177            --
                                                                               2012   1.356       1.578            --
                                                                               2011   1.393       1.356            --
                                                                               2010   1.122       1.393            --
                                                                               2009   0.852       1.122            --
                                                                               2008   1.413       0.852        14,217
                                                                               2007   1.292       1.413            --
                                                                               2006   1.304       1.292            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.876       1.928         2,473
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
                                                                               2006   1.268       1.350            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.913       0.902            --
                                                                               2008   1.244       0.913            --
                                                                               2007   1.192       1.244            --
                                                                               2006   1.130       1.192            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.930       1.991            --
                                                                               2013   1.817       1.930            --
                                                                               2012   1.635       1.817            --
                                                                               2011   1.589       1.635            --
                                                                               2010   1.430       1.589            --
                                                                               2009   1.063       1.430            --
                                                                               2008   1.327       1.063            --
                                                                               2007   1.265       1.327            --
                                                                               2006   1.209       1.265            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
                                                                               2006   1.351       1.332       152,266
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
                                                                               2006   1.003       1.027        75,116
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.487       2.289            --
                                                                               2013   2.661       2.487            --
                                                                               2012   2.277       2.661            --
                                                                               2011   2.843       2.277            --
                                                                               2010   2.335       2.843            --
                                                                               2009   1.406       2.335            --
                                                                               2008   3.211       1.406            --
                                                                               2007   2.552       3.211            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.972       1.801            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.685       1.972            --
                                                                          2012   1.471       1.685            --
                                                                          2011   1.678       1.471            --
                                                                          2010   1.534       1.678            --
                                                                          2009   1.188       1.534        20,374
                                                                          2008   2.099       1.188            --
                                                                          2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.066       1.154            --
                                                                          2012   1.031       1.066            --
                                                                          2011   1.109       1.031            --
                                                                          2010   0.919       1.109            --
                                                                          2009   0.685       0.919            --
                                                                          2008   1.131       0.685            --
                                                                          2007   1.278       1.131            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.028       2.011            --
                                                                          2013   1.486       2.028            --
                                                                          2012   1.385       1.486            --
                                                                          2011   1.516       1.385            --
                                                                          2010   1.169       1.516            --
                                                                          2009   0.757       1.169            --
                                                                          2008   1.367       0.757            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.331       1.335       266,709
                                                                          2013   1.067       1.331       294,444
                                                                          2012   0.897       1.067       125,810
                                                                          2011   0.998       0.897       130,285
                                                                          2010   0.877       0.998       135,170
                                                                          2009   0.639       0.877       141,268
                                                                          2008   1.095       0.639       145,760
                                                                          2007   1.049       1.095       153,330
                                                                          2006   0.996       1.049       160,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.422       1.440        65,281
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.521       1.555        81,800
                                                                          2013   1.579       1.521       193,144
                                                                          2012   1.472       1.579       818,545
                                                                          2011   1.454       1.472       880,279
                                                                          2010   1.369       1.454       952,272
                                                                          2009   1.231       1.369     1,006,088
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
                                                                          2006   1.357       1.457        38,058
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
                                                                          2006   1.115       1.172            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
                                                                          2006   1.208       1.249        93,819
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.606       1.677            --
                                                                          2012   1.459       1.606            --
                                                                          2011   1.808       1.459            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.314       1.462            --
                                                                          2013   1.001       1.314            --
                                                                          2012   0.864       1.001            --
                                                                          2011   0.917       0.864            --
                                                                          2010   0.798       0.917            --
                                                                          2009   0.687       0.798            --
                                                                          2008   1.098       0.687            --
                                                                          2007   1.076       1.098            --
                                                                          2006   1.001       1.076            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.788       1.948        36,557
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.531       1.604            --
                                                                          2006   1.448       1.531            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.838       2.050            --
                                                                          2013   1.395       1.838            --
                                                                          2012   1.252       1.395            --
                                                                          2011   1.273       1.252            --
                                                                          2010   1.152       1.273            --
                                                                          2009   0.985       1.152            --
                                                                          2008   1.600       0.985            --
                                                                          2007   1.590       1.600            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.295       1.361            --
                                                                          2013   1.329       1.295            --
                                                                          2012   1.259       1.329            --
                                                                          2011   1.204       1.259            --
                                                                          2010   1.132       1.204            --
                                                                          2009   1.053       1.132            --
                                                                          2008   1.111       1.053            --
                                                                          2007   1.065       1.111            --
                                                                          2006   1.027       1.065            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.572       1.680            --
                                                                          2013   1.193       1.572        80,305
                                                                          2012   1.063       1.193        85,274
                                                                          2011   1.189       1.063        94,602
                                                                          2010   1.011       1.189       116,003
                                                                          2009   0.804       1.011       134,412
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.978       0.960            --
                                                                          2013   0.996       0.978            --
                                                                          2012   1.015       0.996            --
                                                                          2011   1.034       1.015            --
                                                                          2010   1.053       1.034            --
                                                                          2009   1.068       1.053            --
                                                                          2008   1.058       1.068            --
                                                                          2007   1.026       1.058            --
                                                                          2006   1.005       1.026            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.747       0.738            --
                                                                          2008   1.273       0.747         2,592
                                                                          2007   1.346       1.273         2,784
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.722       0.753            --
                                                                          2008   1.334       0.722            --
                                                                          2007   1.307       1.334            --
                                                                          2006   1.292       1.307            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.272            --
                                                                          2012   1.019       1.157        45,386
                                                                          2011   1.107       1.019        46,984
                                                                          2010   0.985       1.107        49,178
                                                                          2009   0.825       0.985        51,008
                                                                          2008   1.377       0.825        51,630
                                                                          2007   1.348       1.377        57,807
                                                                          2006   1.316       1.348        61,266
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.859       2.026            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.427       1.859            --
                                                                       2012   1.312       1.427            --
                                                                       2011   1.379       1.312            --
                                                                       2010   1.220       1.379            --
                                                                       2009   0.833       1.220            --
                                                                       2008   1.563       0.833            --
                                                                       2007   1.323       1.563            --
                                                                       2006   1.357       1.323            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920            --
                                                                       2009   0.627       0.810            --
                                                                       2008   1.073       0.627            --
                                                                       2007   1.059       1.073            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322            --
                                                                       2013   1.259       1.289            --
                                                                       2012   1.175       1.259            --
                                                                       2011   1.159       1.175            --
                                                                       2010   1.073       1.159            --
                                                                       2009   0.907       1.073            --
                                                                       2008   1.079       0.907            --
                                                                       2007   1.041       1.079            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342        27,672
                                                                       2013   1.197       1.303        27,672
                                                                       2012   1.094       1.197        27,672
                                                                       2011   1.103       1.094        27,672
                                                                       2010   1.007       1.103       434,498
                                                                       2009   0.829       1.007       448,087
                                                                       2008   1.078       0.829       448,099
                                                                       2007   1.047       1.078        27,695
                                                                       2006   1.002       1.047        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       250,633
                                                                       2013   1.122       1.299       250,722
                                                                       2012   1.009       1.122       250,821
                                                                       2011   1.042       1.009       250,931
                                                                       2010   0.938       1.042       251,052
                                                                       2009   0.755       0.938       251,179
                                                                       2008   1.078       0.755       251,316
                                                                       2007   1.053       1.078       251,440
                                                                       2006   1.002       1.053       251,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322        58,793
                                                                       2013   1.048       1.279       107,948
                                                                       2012   0.926       1.048       239,978
                                                                       2011   0.980       0.926        56,531
                                                                       2010   0.870       0.980       563,194
                                                                       2009   0.687       0.870       563,253
                                                                       2008   1.078       0.687       563,315
                                                                       2007   1.058       1.078       492,221
                                                                       2006   1.002       1.058       449,736
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.815       2.015           599
                                                                       2013   1.404       1.815        91,781
                                                                       2012   1.239       1.404        83,620
                                                                       2011   1.242       1.239       140,338
                                                                       2010   1.105       1.242       113,753
                                                                       2009   0.899       1.105       131,834
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.642       1.748       146,200
                                                                       2013   1.409       1.642       198,898
                                                                       2012   1.289       1.409       227,419
                                                                       2011   1.284       1.289       242,128
                                                                       2010   1.191       1.284       258,735
                                                                       2009   1.025       1.191       287,576
                                                                       2008   1.344       1.025       314,857
                                                                       2007   1.314       1.344       352,243
                                                                       2006   1.231       1.314       391,019
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.139       2.327            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.605       2.139            --
                                                                                   2012   1.402       1.605            --
                                                                                   2011   1.416       1.402            --
                                                                                   2010   1.295       1.416            --
                                                                                   2009   1.091       1.295            --
                                                                                   2008   1.472       1.091            --
                                                                                   2007   1.393       1.472       116,052
                                                                                   2006   1.262       1.393        99,473
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.074       2.036            --
                                                                                   2013   1.663       2.074            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.610       1.720        11,612
                                                                                   2013   1.182       1.610        12,004
                                                                                   2012   1.014       1.182        11,173
                                                                                   2011   1.047       1.014        12,125
                                                                                   2010   0.914       1.047        12,262
                                                                                   2009   0.651       0.914        12,362
                                                                                   2008   1.143       0.651        12,086
                                                                                   2007   1.067       1.143        52,036
                                                                                   2006   0.998       1.067        12,421
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.076       2.174            --
                                                                                   2013   1.467       2.076            --
                                                                                   2012   1.289       1.467            --
                                                                                   2011   1.295       1.289            --
                                                                                   2010   0.979       1.295            --
                                                                                   2009   0.720       0.979            --
                                                                                   2008   1.097       0.720            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.150       1.192            --
                                                                                   2006   1.084       1.150            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.180       1.192            --
                                                                                   2013   1.209       1.180            --
                                                                                   2012   1.190       1.209            --
                                                                                   2011   1.147       1.190            --
                                                                                   2010   1.102       1.147            --
                                                                                   2009   1.075       1.102            --
                                                                                   2008   1.097       1.075            --
                                                                                   2007   1.069       1.097            --
                                                                                   2006   1.035       1.069            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.520       1.650            --
                                                                                   2013   1.284       1.520            --
                                                                                   2012   1.164       1.284            --
                                                                                   2011   1.142       1.164            --
                                                                                   2010   1.061       1.142            --
                                                                                   2009   0.916       1.061            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.620       1.759            --
                                                                                   2013   1.234       1.620            --
                                                                                   2012   1.114       1.234            --
                                                                                   2011   1.183       1.114            --
                                                                                   2010   1.076       1.183            --
                                                                                   2009   0.830       1.076            --
                                                                                   2008   1.347       0.830            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.997       1.005            --
                                                                                   2005   0.987       0.997            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.111       1.173            --
                                                                                   2005   1.071       1.111            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.109       1.130            --
                                                                                   2006   1.122       1.109       128,903
                                                                                   2005   1.119       1.122       140,482
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.189       1.227            --
                                                                                   2008   1.156       1.189     1,070,964
                                                                                   2007   1.082       1.156       355,704
                                                                                   2006   1.062       1.082       381,793
                                                                                   2005   1.056       1.062       349,936

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.480       1.372            --
                                                                                     2007   1.366       1.480            --
                                                                                     2006   1.253       1.366            --
                                                                                     2005   1.190       1.253            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.861       2.013            --
                                                                                     2006   1.484       1.861            --
                                                                                     2005   1.348       1.484            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.855       1.979            --
                                                                                     2006   1.611       1.855       173,408
                                                                                     2005   1.533       1.611       174,164
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.270       1.351            --
                                                                                     2005   1.189       1.270       152,266
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.135       1.209            --
                                                                                     2005   1.152       1.135            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.480       1.615            --
                                                                                     2005   1.341       1.480            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.254       1.316            --
                                                                                     2005   1.223       1.254        39,678
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.191       1.220            --
                                                                                     2005   1.183       1.191            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.287       1.332            --
                                                                                     2005   1.245       1.287            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.254       1.292            --
                                                                                     2005   1.176       1.254            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143            --
                                                                                     2005   1.000       1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.081            --
                                                                                     2005   1.000       1.044       125,731
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063       406,528
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036        26,298
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.365       1.448            --
                                                                                     2005   1.241       1.365            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.284       1.357            --
                                                                                     2005   1.269       1.284            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.194       1.231            --
                                                                                     2005   1.181       1.194       367,601
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.262            --
                                                                                     2005   1.119       1.169       154,706
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.417       1.626            --
                                                                                     2005   1.318       1.417        84,163
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.280       1.357            --
                                                                                     2005   1.231       1.280        38,066
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.115            --
                                                                                     2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.197       1.208            --
                                                                                     2005   1.176       1.197        89,190
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.037       1.027            --
                                                                                     2005   1.039       1.037            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.211       1.263            --
                                                                                     2005   1.209       1.211            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304    --
                                                                          2005   1.000       1.134    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.268    --
                                                                          2005   1.000       1.107    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075       1.035    --
                                                                          2005   1.049       1.075    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.543       1.656    --
                                                                          2013   1.324       1.543    --
                                                                          2012   1.219       1.324    --
                                                                          2011   1.242       1.219    --
                                                                          2010   1.128       1.242    --
                                                                          2009   0.935       1.128    --
                                                                          2008   1.274       0.935    --
                                                                          2007   1.170       1.274    --
                                                                          2006   1.107       1.170    --
                                                                          2005   1.080       1.107    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.922       1.162    --
                                                                          2008   1.463       0.922    --
                                                                          2007   1.526       1.463    --
                                                                          2006   1.340       1.526    --
                                                                          2005   1.311       1.340    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.791       0.810    --
                                                                          2008   1.415       0.791    --
                                                                          2007   1.282       1.415    --
                                                                          2006   1.223       1.282    --
                                                                          2005   1.155       1.223    --



                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.153            --
                                                                         2006   1.000       1.078            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.043       1.094            --
                                                                         2005   1.000       1.043            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.159       1.130            --
                                                                         2005   1.000       1.159            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.880       1.888        71,563
                                                                         2013   1.484       1.880       103,400
                                                                         2012   1.234       1.484       119,189
                                                                         2011   1.380       1.234       121,660
                                                                         2010   1.259       1.380       163,482
                                                                         2009   0.901       1.259       176,849
                                                                         2008   1.491       0.901       190,852
                                                                         2007   1.324       1.491       234,135
                                                                         2006   1.120       1.324       217,417
                                                                         2005   1.000       1.120       179,303
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.660       1.767       178,419

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.300       1.660      230,441
                                                                                      2012   1.124       1.300      258,562
                                                                                      2011   1.197       1.124      287,943
                                                                                      2010   1.028       1.197      395,185
                                                                                      2009   0.751       1.028      443,485
                                                                                      2008   1.367       0.751      454,456
                                                                                      2007   1.240       1.367      508,618
                                                                                      2006   1.147       1.240      504,864
                                                                                      2005   1.000       1.147      366,448
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.516       1.646      216,802
                                                                                      2013   1.157       1.516      320,493
                                                                                      2012   1.004       1.157      356,278
                                                                                      2011   1.042       1.004      366,670
                                                                                      2010   0.953       1.042      435,351
                                                                                      2009   0.740       0.953      453,586
                                                                                      2008   1.214       0.740      455,837
                                                                                      2007   1.178       1.214      512,162
                                                                                      2006   1.042       1.178      512,988
                                                                                      2005   1.000       1.042      429,313
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.169       1.156           --
                                                                                      2005   1.000       1.169           --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   1.589       1.663           --
                                                                                      2006   1.222       1.589           --
                                                                                      2005   1.000       1.222           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.087       1.415           --
                                                                                      2005   1.000       1.087       75,854
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.213       1.159           --
                                                                                      2007   1.154       1.213           --
                                                                                      2006   1.010       1.154           --
                                                                                      2005   1.000       1.010           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   0.943       0.889           --
                                                                                      2007   1.080       0.943           --
                                                                                      2006   1.061       1.080           --
                                                                                      2005   1.000       1.061           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.080       1.173           --
                                                                                      2005   1.000       1.080           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.106       1.232           --
                                                                                      2005   1.000       1.106           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.709       1.872           --
                                                                                      2013   1.330       1.709           --
                                                                                      2012   1.167       1.330           --
                                                                                      2011   1.223       1.167           --
                                                                                      2010   1.066       1.223           --
                                                                                      2009   0.802       1.066           --
                                                                                      2008   1.427       0.802           --
                                                                                      2007   1.240       1.427           --
                                                                                      2006   1.134       1.240           --
                                                                                      2005   1.000       1.134           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.901       2.065           --
                                                                                      2013   1.402       1.901           --
                                                                                      2012   1.169       1.402           --
                                                                                      2011   1.225       1.169           --
                                                                                      2010   1.058       1.225           --
                                                                                      2009   0.794       1.058           --
                                                                                      2008   1.380       0.794           --
                                                                                      2007   1.318       1.380           --
                                                                                      2006   1.180       1.318           --
                                                                                      2005   1.000       1.180           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   1.914       1.991        6,203

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.436       1.914         6,345
                                                                                  2012   1.277       1.436         7,019
                                                                                  2011   1.460       1.277         7,062
                                                                                  2010   1.158       1.460        25,044
                                                                                  2009   0.844       1.158        63,475
                                                                                  2008   1.425       0.844        67,388
                                                                                  2007   1.259       1.425        85,363
                                                                                  2006   1.142       1.259        85,825
                                                                                  2005   1.000       1.142        33,594
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.083       1.258            --
                                                                                  2005   1.000       1.083       162,991
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   1.924       1.748            --
                                                                                  2007   1.523       1.924        68,269
                                                                                  2006   1.211       1.523        50,743
                                                                                  2005   1.000       1.211        13,648
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   1.489       1.299        18,337
                                                                                  2013   1.234       1.489        30,536
                                                                                  2012   1.064       1.234        44,636
                                                                                  2011   1.214       1.064        47,749
                                                                                  2010   1.141       1.214        65,068
                                                                                  2009   0.849       1.141       110,227
                                                                                  2008   1.451       0.849       126,501
                                                                                  2007   1.281       1.451       143,619
                                                                                  2006   1.075       1.281       140,740
                                                                                  2005   1.000       1.075        34,061
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.065       1.273            --
                                                                                  2005   1.000       1.065         9,151
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   0.989       1.011            --
                                                                                  2005   1.000       0.989            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.061       1.095            --
                                                                                  2005   1.000       1.061            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.212       1.228            --
                                                                                  2009   0.983       1.212            --
                                                                                  2008   1.412       0.983            --
                                                                                  2007   1.183       1.412            --
                                                                                  2006   1.134       1.183            --
                                                                                  2005   1.000       1.134            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.295       1.219            --
                                                                                  2007   1.207       1.295            --
                                                                                  2006   1.043       1.207            --
                                                                                  2005   1.000       1.043            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.469       1.571            --
                                                                                  2010   1.203       1.469            --
                                                                                  2009   0.782       1.203            --
                                                                                  2008   1.422       0.782            --
                                                                                  2007   1.191       1.422            --
                                                                                  2006   1.126       1.191            --
                                                                                  2005   1.000       1.126            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.032       1.155            --
                                                                                  2005   1.000       1.032            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.898       2.243        10,482
                                                                                  2013   1.309       1.898        11,905
                                                                                  2012   1.124       1.309        18,545
                                                                                  2011   1.118       1.124        20,960
                                                                                  2010   0.911       1.118        34,816
                                                                                  2009   0.690       0.911        37,114
                                                                                  2008   1.181       0.690        32,897
                                                                                  2007   1.227       1.181        34,148
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.443       1.450            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.113       1.443           --
                                                                                  2012   0.987       1.113        3,441
                                                                                  2011   1.072       0.987        6,218
                                                                                  2010   0.937       1.072        6,227
                                                                                  2009   0.738       0.937        6,238
                                                                                  2008   1.186       0.738        6,249
                                                                                  2007   1.241       1.186        6,258
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.633       1.779           --
                                                                                  2013   1.281       1.633        8,376
                                                                                  2012   1.126       1.281        8,376
                                                                                  2011   1.118       1.126        8,376
                                                                                  2010   1.012       1.118       32,382
                                                                                  2009   0.844       1.012       32,395
                                                                                  2008   1.218       0.844        8,387
                                                                                  2007   1.179       1.218        8,391
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.617       1.809           --
                                                                                  2013   1.196       1.617       16,859
                                                                                  2012   1.013       1.196       18,740
                                                                                  2011   1.039       1.013       20,915
                                                                                  2010   0.964       1.039       23,137
                                                                                  2009   0.690       0.964       25,534
                                                                                  2008   1.121       0.690       25,545
                                                                                  2007   1.122       1.121       35,844
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.571       1.722        2,643
                                                                                  2013   1.210       1.571        2,645
                                                                                  2012   1.058       1.210        2,648
                                                                                  2011   1.028       1.058        2,651
                                                                                  2010   0.957       1.028        2,655
                                                                                  2009   0.783       0.957        2,659
                                                                                  2008   1.240       0.783        2,663
                                                                                  2007   1.217       1.240        2,667
                                                                                  2006   1.049       1.217        2,670
                                                                                  2005   1.000       1.049        2,673
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.166       2.212           --
                                                                                  2013   1.501       2.166           --
                                                                                  2012   1.281       1.501           --
                                                                                  2011   1.288       1.281           --
                                                                                  2010   1.049       1.288           --
                                                                                  2009   0.749       1.049       29,903
                                                                                  2008   1.287       0.749       29,903
                                                                                  2007   1.192       1.287       41,790
                                                                                  2006   1.078       1.192           --
                                                                                  2005   1.000       1.078           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.734       0.713           --
                                                                                  2008   1.196       0.734       11,922
                                                                                  2007   1.162       1.196       11,929
                                                                                  2006   1.029       1.162       11,936
                                                                                  2005   1.000       1.029        8,096
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.973       0.961           --
                                                                                  2010   0.908       0.973           --
                                                                                  2009   0.789       0.908           --
                                                                                  2008   1.020       0.789       10,595
                                                                                  2007   1.025       1.020       10,595
                                                                                  2006   1.004       1.025       10,595
                                                                                  2005   1.000       1.004       10,595
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.201       1.259           --
                                                                                  2006   1.036       1.201           --
                                                                                  2005   1.000       1.036           --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.081       1.125           --
                                                                                  2006   1.058       1.081           --
                                                                                  2005   1.000       1.058           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.191       1.232           --
                                                                                  2006   1.093       1.191           --
                                                                                  2005   1.000       1.093           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.136       1.185            --
                                                                          2006   1.030       1.136            --
                                                                          2005   1.000       1.030            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.182       1.227            --
                                                                          2006   1.027       1.182       115,957
                                                                          2005   1.000       1.027       108,174
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.185       1.305            --
                                                                          2006   1.076       1.185        55,177
                                                                          2005   1.000       1.076        52,974
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.020       1.051            --
                                                                          2005   1.000       1.020            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.183       1.139            --
                                                                          2007   1.137       1.183            --
                                                                          2006   1.196       1.137            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.662       1.688            --
                                                                          2013   1.541       1.662            --
                                                                          2012   1.344       1.541            --
                                                                          2011   1.335       1.344            --
                                                                          2010   1.170       1.335            --
                                                                          2009   0.809       1.170            --
                                                                          2008   1.087       0.809            --
                                                                          2007   1.078       1.087            --
                                                                          2006   1.025       1.078            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
                                                                          2006   1.003       1.218        92,204
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
                                                                          2006   1.156       1.183            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.837       1.702        33,442
                                                                          2013   1.431       1.837        43,971
                                                                          2012   1.127       1.431        53,017
                                                                          2011   1.335       1.127        50,090
                                                                          2010   1.166       1.335        60,963
                                                                          2009   0.764       1.166        61,576
                                                                          2008   1.314       0.764        73,965
                                                                          2007   1.351       1.314        70,077
                                                                          2006   1.229       1.351        50,924
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.489       1.597            --
                                                                          2013   1.121       1.489            --
                                                                          2012   0.964       1.121            --
                                                                          2011   0.997       0.964            --
                                                                          2010   0.884       0.997            --
                                                                          2009   0.710       0.884            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.318       1.418         1,265

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.031       1.318       13,266
                                                                               2012   0.916       1.031       23,713
                                                                               2011   0.970       0.916       26,648
                                                                               2010   0.787       0.970       27,519
                                                                               2009   0.634       0.787       28,499
                                                                               2008   1.056       0.634       43,072
                                                                               2007   1.070       1.056       61,135
                                                                               2006   1.015       1.070           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.167       2.300           --
                                                                               2013   1.572       2.167           --
                                                                               2012   1.352       1.572           --
                                                                               2011   1.389       1.352           --
                                                                               2010   1.120       1.389           --
                                                                               2009   0.850       1.120           --
                                                                               2008   1.411       0.850           --
                                                                               2007   1.291       1.411           --
                                                                               2006   1.304       1.291           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.868       1.918           --
                                                                               2013   1.429       1.868           --
                                                                               2012   1.259       1.429           --
                                                                               2011   1.428       1.259           --
                                                                               2010   1.217       1.428           --
                                                                               2009   0.961       1.217           --
                                                                               2008   1.310       0.961           --
                                                                               2007   1.348       1.310           --
                                                                               2006   1.268       1.348           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.849       0.839           --
                                                                               2008   1.157       0.849           --
                                                                               2007   1.109       1.157           --
                                                                               2006   1.051       1.109           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.693       1.746           --
                                                                               2013   1.595       1.693           --
                                                                               2012   1.436       1.595           --
                                                                               2011   1.396       1.436           --
                                                                               2010   1.258       1.396           --
                                                                               2009   0.935       1.258           --
                                                                               2008   1.167       0.935           --
                                                                               2007   1.114       1.167           --
                                                                               2006   1.065       1.114           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.702       0.666           --
                                                                               2008   1.247       0.702           --
                                                                               2007   1.135       1.247           --
                                                                               2006   1.152       1.135           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268           --
                                                                               2013   0.968       1.230           --
                                                                               2012   0.845       0.968           --
                                                                               2011   0.990       0.845           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316       18,091
                                                                               2013   1.015       1.319       17,146
                                                                               2012   0.877       1.015       19,844
                                                                               2011   0.982       0.877       20,036
                                                                               2010   0.835       0.982       38,987
                                                                               2009   0.673       0.835       40,673
                                                                               2008   0.977       0.673       44,010
                                                                               2007   1.027       0.977       62,752
                                                                               2006   1.003       1.027       15,933
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.605       1.477           --
                                                                               2013   1.719       1.605           --
                                                                               2012   1.471       1.719           --
                                                                               2011   1.838       1.471           --
                                                                               2010   1.510       1.838           --
                                                                               2009   0.910       1.510           --
                                                                               2008   2.079       0.910           --
                                                                               2007   1.653       2.079           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   0.801       1.327       53,438
                                                                               2008   1.751       0.801       60,100
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.455       1.328           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.243       1.455            --
                                                                          2012   1.086       1.243            --
                                                                          2011   1.239       1.086            --
                                                                          2010   1.134       1.239            --
                                                                          2009   0.878       1.134            --
                                                                          2008   1.553       0.878            --
                                                                          2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.062       1.149            --
                                                                          2012   1.028       1.062            --
                                                                          2011   1.106       1.028            --
                                                                          2010   0.917       1.106            --
                                                                          2009   0.684       0.917            --
                                                                          2008   1.129       0.684            --
                                                                          2007   1.277       1.129            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.725       1.709            --
                                                                          2013   1.264       1.725            --
                                                                          2012   1.179       1.264            --
                                                                          2011   1.291       1.179            --
                                                                          2010   0.996       1.291            --
                                                                          2009   0.646       0.996            --
                                                                          2008   1.166       0.646            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
                                                                          2006   0.996       1.049        19,087
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.428       1.460        87,274
                                                                          2013   1.484       1.428       106,005
                                                                          2012   1.384       1.484       155,289
                                                                          2011   1.367       1.384       159,679
                                                                          2010   1.288       1.367       157,243
                                                                          2009   1.158       1.288       158,737
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
                                                                          2006   1.110       1.191            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
                                                                          2006   1.115       1.171            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
                                                                          2006   1.018       1.052        34,623
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.388       1.449            --
                                                                          2012   1.262       1.388            --
                                                                          2011   1.564       1.262            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.309       1.455           --
                                                                          2013   0.997       1.309           --
                                                                          2012   0.862       0.997           --
                                                                          2011   0.915       0.862           --
                                                                          2010   0.797       0.915           --
                                                                          2009   0.686       0.797           --
                                                                          2008   1.097       0.686           --
                                                                          2007   1.075       1.097           --
                                                                          2006   1.001       1.075           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.452       1.580           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.225       1.283           --
                                                                          2006   1.159       1.225           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.465       1.634           --
                                                                          2013   1.113       1.465           --
                                                                          2012   1.000       1.113           --
                                                                          2011   1.017       1.000           --
                                                                          2010   0.920       1.017           --
                                                                          2009   0.787       0.920           --
                                                                          2008   1.279       0.787           --
                                                                          2007   1.272       1.279           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.234       1.297           --
                                                                          2013   1.268       1.234           --
                                                                          2012   1.201       1.268           --
                                                                          2011   1.149       1.201           --
                                                                          2010   1.081       1.149           --
                                                                          2009   1.006       1.081           --
                                                                          2008   1.062       1.006           --
                                                                          2007   1.018       1.062           --
                                                                          2006   0.982       1.018           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.335       1.426       16,404
                                                                          2013   1.014       1.335       14,657
                                                                          2012   0.903       1.014       14,667
                                                                          2011   1.011       0.903       14,679
                                                                          2010   0.860       1.011       14,692
                                                                          2009   0.684       0.860       14,707
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.986       0.968           --
                                                                          2013   1.005       0.986           --
                                                                          2012   1.025       1.005           --
                                                                          2011   1.044       1.025           --
                                                                          2010   1.064       1.044           --
                                                                          2009   1.080       1.064           --
                                                                          2008   1.070       1.080           --
                                                                          2007   1.038       1.070           --
                                                                          2006   1.017       1.038           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.657       0.649           --
                                                                          2008   1.120       0.657           --
                                                                          2007   1.185       1.120           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.620       0.646           --
                                                                          2008   1.144       0.620       15,184
                                                                          2007   1.122       1.144           --
                                                                          2006   1.109       1.122           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.948       1.042           --
                                                                          2012   0.835       0.948       19,023
                                                                          2011   0.908       0.835       21,230
                                                                          2010   0.809       0.908       23,486
                                                                          2009   0.677       0.809       25,918
                                                                          2008   1.132       0.677       25,930
                                                                          2007   1.108       1.132       36,384
                                                                          2006   1.082       1.108       36,393
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.512       1.647           --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.162       1.512         2,593
                                                                       2012   1.068       1.162        10,084
                                                                       2011   1.124       1.068        19,874
                                                                       2010   0.994       1.124        42,868
                                                                       2009   0.679       0.994        43,614
                                                                       2008   1.275       0.679        44,987
                                                                       2007   1.080       1.275        46,380
                                                                       2006   1.108       1.080        38,929
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                       2010   0.808       0.917            --
                                                                       2009   0.626       0.808            --
                                                                       2008   1.072       0.626            --
                                                                       2007   1.058       1.072            --
                                                                       2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.284       1.316            --
                                                                       2013   1.255       1.284            --
                                                                       2012   1.171       1.255            --
                                                                       2011   1.156       1.171            --
                                                                       2010   1.071       1.156            --
                                                                       2009   0.905       1.071            --
                                                                       2008   1.078       0.905            --
                                                                       2007   1.041       1.078            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.298       1.336       269,066
                                                                       2013   1.193       1.298       269,096
                                                                       2012   1.091       1.193       269,129
                                                                       2011   1.100       1.091       249,695
                                                                       2010   1.005       1.100       262,190
                                                                       2009   0.828       1.005       262,197
                                                                       2008   1.077       0.828       262,206
                                                                       2007   1.047       1.077       262,214
                                                                       2006   1.002       1.047       262,221
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.294       1.334            --
                                                                       2013   1.118       1.294            --
                                                                       2012   1.006       1.118            --
                                                                       2011   1.040       1.006            --
                                                                       2010   0.937       1.040       140,681
                                                                       2009   0.754       0.937       142,369
                                                                       2008   1.077       0.754        85,409
                                                                       2007   1.052       1.077        53,095
                                                                       2006   1.002       1.052        90,721
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.274       1.316       188,900
                                                                       2013   1.045       1.274       199,445
                                                                       2012   0.923       1.045       211,312
                                                                       2011   0.978       0.923       222,989
                                                                       2010   0.869       0.978       133,126
                                                                       2009   0.686       0.869       149,081
                                                                       2008   1.077       0.686       149,081
                                                                       2007   1.057       1.077       149,081
                                                                       2006   1.002       1.057       149,081
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.485       1.648            --
                                                                       2013   1.149       1.485            --
                                                                       2012   1.015       1.149            --
                                                                       2011   1.017       1.015            --
                                                                       2010   0.906       1.017        11,907
                                                                       2009   0.738       0.906        11,914
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.386       1.474        11,761
                                                                       2013   1.189       1.386        30,494
                                                                       2012   1.088       1.189        40,159
                                                                       2011   1.085       1.088        45,878
                                                                       2010   1.007       1.085        83,771
                                                                       2009   0.867       1.007        90,757
                                                                       2008   1.137       0.867       114,484
                                                                       2007   1.113       1.137       113,886
                                                                       2006   1.043       1.113       113,928
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.122       2.308            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.594       2.122            --
                                                                                   2012   1.393       1.594            --
                                                                                   2011   1.407       1.393            --
                                                                                   2010   1.287       1.407            --
                                                                                   2009   1.086       1.287            --
                                                                                   2008   1.305       1.086            --
                                                                                   2007   1.236       1.305        74,165
                                                                                   2006   1.120       1.236        44,940
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.530       1.501            --
                                                                                   2013   1.227       1.530            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.604       1.712            --
                                                                                   2013   1.178       1.604            --
                                                                                   2012   1.012       1.178            --
                                                                                   2011   1.045       1.012            --
                                                                                   2010   0.912       1.045         7,016
                                                                                   2009   0.650       0.912         7,055
                                                                                   2008   1.142       0.650         7,646
                                                                                   2007   1.067       1.142         8,319
                                                                                   2006   0.998       1.067            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.682       1.760            --
                                                                                   2013   1.189       1.682            --
                                                                                   2012   1.045       1.189            --
                                                                                   2011   1.050       1.045            --
                                                                                   2010   0.795       1.050            --
                                                                                   2009   0.584       0.795            --
                                                                                   2008   0.891       0.584            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.072       1.111            --
                                                                                   2006   1.011       1.072            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.094       1.105            --
                                                                                   2013   1.121       1.094            --
                                                                                   2012   1.104       1.121            --
                                                                                   2011   1.065       1.104            --
                                                                                   2010   1.024       1.065            --
                                                                                   2009   0.999       1.024            --
                                                                                   2008   1.020       0.999            --
                                                                                   2007   0.995       1.020            --
                                                                                   2006   0.963       0.995            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.410       1.529            --
                                                                                   2013   1.191       1.410            --
                                                                                   2012   1.081       1.191            --
                                                                                   2011   1.061       1.081            --
                                                                                   2010   0.986       1.061            --
                                                                                   2009   0.852       0.986            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.385       1.504            --
                                                                                   2013   1.056       1.385            --
                                                                                   2012   0.954       1.056            --
                                                                                   2011   1.013       0.954            --
                                                                                   2010   0.921       1.013            --
                                                                                   2009   0.712       0.921            --
                                                                                   2008   1.155       0.712            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   1.009       1.017            --
                                                                                   2005   1.000       1.009            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.044       1.102            --
                                                                                   2005   1.000       1.044            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   0.981       0.999            --
                                                                                   2006   0.993       0.981        18,714
                                                                                   2005   1.000       0.993        19,964
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.119       1.155            --
                                                                                   2008   1.088       1.119       126,037
                                                                                   2007   1.020       1.088       139,474
                                                                                   2006   1.001       1.020       138,731
                                                                                   2005   1.000       1.001        96,251

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.262       1.170            --
                                                                                     2007   1.166       1.262            --
                                                                                     2006   1.070       1.166            --
                                                                                     2005   1.000       1.070            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.377       1.490            --
                                                                                     2006   1.099       1.377            --
                                                                                     2005   1.000       1.099            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.216       1.297            --
                                                                                     2006   1.056       1.216        39,275
                                                                                     2005   1.000       1.056        13,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.083       1.152            --
                                                                                     2005   1.000       1.083            --
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.000       1.065            --
                                                                                     2005   1.000       1.000            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.096       1.196            --
                                                                                     2005   1.000       1.096            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.031       1.082            --
                                                                                     2005   1.000       1.031        36,401
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.001       1.025            --
                                                                                     2005   1.000       1.001            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.033       1.068            --
                                                                                     2005   1.000       1.033            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.077       1.109            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.142            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.080            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036       245,223
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.092       1.159            --
                                                                                     2005   1.000       1.092            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.048       1.108            --
                                                                                     2005   1.000       1.048        29,365
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.011       1.043            --
                                                                                     2005   1.000       1.011        89,349
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.038       1.120            --
                                                                                     2005   1.000       1.038            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.071       1.229            --
                                                                                     2005   1.000       1.071        47,400
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.047       1.110            --
                                                                                     2005   1.000       1.047            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.115            --
                                                                                     2005   1.000       1.060            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.009       1.018            --
                                                                                     2005   1.000       1.009        30,613
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   0.992       0.982            --
                                                                                     2005   1.000       0.992            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.046       1.090            --
                                                                                     2005   1.000       1.046            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304    --
                                                                          2005   1.000       1.134    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.268    --
                                                                          2005   1.000       1.106    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.000       0.963    --
                                                                          2005   1.000       1.000    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.454       1.559    --
                                                                          2013   1.248       1.454    --
                                                                          2012   1.149       1.248    --
                                                                          2011   1.171       1.149    --
                                                                          2010   1.064       1.171    --
                                                                          2009   0.883       1.064    --
                                                                          2008   1.203       0.883    --
                                                                          2007   1.106       1.203    --
                                                                          2006   1.047       1.106    --
                                                                          2005   1.000       1.047    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.709       0.893    --
                                                                          2008   1.125       0.709    --
                                                                          2007   1.175       1.125    --
                                                                          2006   1.031       1.175    --
                                                                          2005   1.000       1.031    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.694       0.710    --
                                                                          2008   1.242       0.694    --
                                                                          2007   1.126       1.242    --
                                                                          2006   1.074       1.126    --
                                                                          2005   1.000       1.074    --



                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152           --
                                                                         2006   1.000       1.077           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330           --
                                                                         2005   1.224       1.268           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334           --
                                                                         2005   1.217       1.370           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712           --
                                                                         2013   2.136       2.704           --
                                                                         2012   1.778       2.136           --
                                                                         2011   1.991       1.778       30,746
                                                                         2010   1.818       1.991       30,746
                                                                         2009   1.303       1.818       30,746
                                                                         2008   2.158       1.303       35,116
                                                                         2007   1.917       2.158       35,121
                                                                         2006   1.624       1.917       35,126
                                                                         2005   1.452       1.624       33,966
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.323       2.471       40,693

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.822       2.323       40,693
                                                                                      2012   1.577       1.822       40,693
                                                                                      2011   1.680       1.577       40,693
                                                                                      2010   1.444       1.680       40,693
                                                                                      2009   1.057       1.444       40,693
                                                                                      2008   1.925       1.057       45,090
                                                                                      2007   1.748       1.925       45,095
                                                                                      2006   1.618       1.748       45,099
                                                                                      2005   1.420       1.618       43,539
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.042       2.214           --
                                                                                      2013   1.560       2.042           --
                                                                                      2012   1.355       1.560           --
                                                                                      2011   1.408       1.355           --
                                                                                      2010   1.289       1.408           --
                                                                                      2009   1.002       1.289           --
                                                                                      2008   1.645       1.002       17,453
                                                                                      2007   1.598       1.645       17,467
                                                                                      2006   1.415       1.598       17,480
                                                                                      2005   1.364       1.415       17,494
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.610       1.591           --
                                                                                      2005   1.389       1.610        3,713
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.744       2.871           --
                                                                                      2006   2.112       2.744           --
                                                                                      2005   1.684       2.112           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.787       2.323           --
                                                                                      2005   1.701       1.787           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.456       1.392           --
                                                                                      2007   1.387       1.456           --
                                                                                      2006   1.215       1.387           --
                                                                                      2005   1.187       1.215           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.265       1.193           --
                                                                                      2007   1.451       1.265        5,215
                                                                                      2006   1.427       1.451        4,412
                                                                                      2005   1.375       1.427        4,217
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.298       1.410           --
                                                                                      2005   1.202       1.298           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.295       1.442           --
                                                                                      2005   1.200       1.295           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.402       2.629           --
                                                                                      2013   1.872       2.402           --
                                                                                      2012   1.644       1.872           --
                                                                                      2011   1.725       1.644           --
                                                                                      2010   1.505       1.725           --
                                                                                      2009   1.134       1.505           --
                                                                                      2008   2.018       1.134           --
                                                                                      2007   1.756       2.018           --
                                                                                      2006   1.607       1.756           --
                                                                                      2005   1.406       1.607           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.191       2.377           --
                                                                                      2013   1.617       2.191           --
                                                                                      2012   1.350       1.617           --
                                                                                      2011   1.416       1.350           --
                                                                                      2010   1.224       1.416           --
                                                                                      2009   0.920       1.224           --
                                                                                      2008   1.600       0.920           --
                                                                                      2007   1.530       1.600           --
                                                                                      2006   1.371       1.530           --
                                                                                      2005   1.159       1.371           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.142       3.266           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.359       3.142           --
                                                                                  2012   2.101       2.359           --
                                                                                  2011   2.405       2.101           --
                                                                                  2010   1.908       2.405           --
                                                                                  2009   1.393       1.908           --
                                                                                  2008   2.353       1.393           --
                                                                                  2007   2.082       2.353           --
                                                                                  2006   1.889       2.082           --
                                                                                  2005   1.633       1.889       18,885
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.459       1.693           --
                                                                                  2005   1.347       1.459        3,077
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.490       3.171           --
                                                                                  2007   2.765       3.490           --
                                                                                  2006   2.202       2.765           --
                                                                                  2005   1.763       2.202           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.211       1.926           --
                                                                                  2013   1.834       2.211           --
                                                                                  2012   1.583       1.834       21,921
                                                                                  2011   1.807       1.583       21,921
                                                                                  2010   1.700       1.807       21,921
                                                                                  2009   1.266       1.700       21,921
                                                                                  2008   2.166       1.266       21,921
                                                                                  2007   1.914       2.166       21,921
                                                                                  2006   1.608       1.914       21,921
                                                                                  2005   1.489       1.608           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.535       1.833           --
                                                                                  2005   1.438       1.535           --
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.058       1.081           --
                                                                                  2005   1.066       1.058           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.241       1.281           --
                                                                                  2005   1.176       1.241           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.606       1.626           --
                                                                                  2009   1.304       1.606           --
                                                                                  2008   1.874       1.304           --
                                                                                  2007   1.571       1.874           --
                                                                                  2006   1.507       1.571           --
                                                                                  2005   1.369       1.507           --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.561       1.468           --
                                                                                  2007   1.456       1.561           --
                                                                                  2006   1.259       1.456           --
                                                                                  2005   1.217       1.259           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.897       2.028           --
                                                                                  2010   1.556       1.897           --
                                                                                  2009   1.012       1.556           --
                                                                                  2008   1.843       1.012           --
                                                                                  2007   1.545       1.843           --
                                                                                  2006   1.461       1.545           --
                                                                                  2005   1.337       1.461           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.527       1.708           --
                                                                                  2005   1.498       1.527           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.507       2.959           --
                                                                                  2013   1.731       2.507           --
                                                                                  2012   1.488       1.731           --
                                                                                  2011   1.481       1.488           --
                                                                                  2010   1.209       1.481           --
                                                                                  2009   0.916       1.209           --
                                                                                  2008   1.569       0.916       12,081
                                                                                  2007   1.631       1.569       11,855
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.965       1.973           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.517       1.965        3,394
                                                                                  2012   1.346       1.517        3,542
                                                                                  2011   1.464       1.346        3,556
                                                                                  2010   1.281       1.464        3,434
                                                                                  2009   1.010       1.281        3,347
                                                                                  2008   1.625       1.010        9,886
                                                                                  2007   1.701       1.625        9,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.073       2.256           --
                                                                                  2013   1.627       2.073           --
                                                                                  2012   1.432       1.627           --
                                                                                  2011   1.424       1.432           --
                                                                                  2010   1.289       1.424           --
                                                                                  2009   1.077       1.289           --
                                                                                  2008   1.555       1.077           --
                                                                                  2007   1.506       1.555           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.106       2.353           --
                                                                                  2013   1.559       2.106           --
                                                                                  2012   1.321       1.559           --
                                                                                  2011   1.357       1.321           --
                                                                                  2010   1.260       1.357           --
                                                                                  2009   0.903       1.260           --
                                                                                  2008   1.469       0.903           --
                                                                                  2007   1.472       1.469           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287           --
                                                                                  2013   1.609       2.088           --
                                                                                  2012   1.410       1.609           --
                                                                                  2011   1.370       1.410           --
                                                                                  2010   1.277       1.370           --
                                                                                  2009   1.046       1.277           --
                                                                                  2008   1.658       1.046           --
                                                                                  2007   1.628       1.658           --
                                                                                  2006   1.405       1.628           --
                                                                                  2005   1.345       1.405           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341           --
                                                                                  2013   2.272       3.275           --
                                                                                  2012   1.941       2.272           --
                                                                                  2011   1.953       1.941           --
                                                                                  2010   1.592       1.953           --
                                                                                  2009   1.137       1.592           --
                                                                                  2008   1.957       1.137           --
                                                                                  2007   1.815       1.957           --
                                                                                  2006   1.642       1.815           --
                                                                                  2005   1.597       1.642           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924           --
                                                                                  2008   1.551       0.950           --
                                                                                  2007   1.509       1.551           --
                                                                                  2006   1.337       1.509           --
                                                                                  2005   1.308       1.337           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.958       0.945           --
                                                                                  2010   0.895       0.958           --
                                                                                  2009   0.777       0.895           --
                                                                                  2008   1.006       0.777           --
                                                                                  2007   1.013       1.006           --
                                                                                  2006   0.993       1.013           --
                                                                                  2005   0.989       0.993           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.640       1.718           --
                                                                                  2006   1.417       1.640        9,474
                                                                                  2005   1.389       1.417        9,670
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.413       1.470           --
                                                                                  2006   1.383       1.413           --
                                                                                  2005   1.341       1.383           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.635       1.691           --
                                                                                  2006   1.502       1.635        1,240
                                                                                  2005   1.394       1.502        1,300

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 2007   1.467       1.531           --
                                                                            2006   1.332       1.467           --
                                                                            2005   1.311       1.332           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 2007   1.592       1.653           --
                                                                            2006   1.385       1.592           --
                                                                            2005   1.369       1.385           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 2007   1.780       1.960           --
                                                                            2006   1.618       1.780           --
                                                                            2005   1.525       1.618           --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.093       1.126           --
                                                                            2005   1.074       1.093           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2007   1.669       1.735           --
                                                                            2006   1.758       1.669           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06)..................... 2014   2.158       2.189           --
                                                                            2013   2.003       2.158           --
                                                                            2012   1.748       2.003           --
                                                                            2011   1.738       1.748           --
                                                                            2010   1.525       1.738           --
                                                                            2009   1.056       1.525           --
                                                                            2008   1.420       1.056           --
                                                                            2007   1.410       1.420           --
                                                                            2006   1.341       1.410           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.027       1.145           --
                                                                            2013   1.010       1.027           --
                                                                            2012   0.816       1.010           --
                                                                            2011   0.879       0.816           --
                                                                            2010   0.771       0.879           --
                                                                            2009   0.582       0.771           --
                                                                            2008   1.016       0.582           --
                                                                            2007   1.217       1.016           --
                                                                            2006   1.003       1.217           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.476       2.575           --
                                                                            2013   1.956       2.476        2,712
                                                                            2012   1.625       1.956        2,724
                                                                            2011   1.789       1.625        2,870
                                                                            2010   1.664       1.789        2,715
                                                                            2009   1.185       1.664        2,569
                                                                            2008   2.080       1.185        3,839
                                                                            2007   1.626       2.080        3,322
                                                                            2006   1.591       1.626        3,916
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.567       2.881        2,480
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2007   1.938       1.883           --
                                                                            2006   1.764       1.938           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.101       2.251           --
                                                                            2013   1.583       2.101           --
                                                                            2012   1.363       1.583           --
                                                                            2011   1.411       1.363           --
                                                                            2010   1.253       1.411           --
                                                                            2009   1.007       1.253           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2007   1.289       1.408           --
                                                                            2006   1.303       1.289           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2007   1.346       1.307           --
                                                                            2006   1.266       1.346           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2007   1.187       1.237           --
                                                                            2006   1.126       1.187           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.121       2.185           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.000       2.121           --
                                                                              2012   1.803       2.000           --
                                                                              2011   1.755       1.803           --
                                                                              2010   1.582       1.755           --
                                                                              2009   1.177       1.582           --
                                                                              2008   1.471       1.177           --
                                                                              2007   1.405       1.471           --
                                                                              2006   1.344       1.405           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836           --
                                                                              2008   1.567       0.881           --
                                                                              2007   1.429       1.567           --
                                                                              2006   1.450       1.429           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.221       1.257           --
                                                                              2013   0.961       1.221           --
                                                                              2012   0.840       0.961           --
                                                                              2011   0.985       0.840           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2007   2.853       3.585           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.451       2.403           --
                                                                              2008   3.176       1.451           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.053       1.140           --
                                                                              2012   1.021       1.053           --
                                                                              2011   1.099       1.021           --
                                                                              2010   0.913       1.099           --
                                                                              2009   0.681       0.913           --
                                                                              2008   1.126       0.681           --
                                                                              2007   1.274       1.126           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.316       1.318           --
                                                                              2013   1.056       1.316           --
                                                                              2012   0.889       1.056           --
                                                                              2011   0.991       0.889           --
                                                                              2010   0.872       0.991           --
                                                                              2009   0.636       0.872           --
                                                                              2008   1.092       0.636           --
                                                                              2007   1.048       1.092           --
                                                                              2006   0.996       1.048           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.522       1.554       29,628
                                                                              2013   1.583       1.522       29,232
                                                                              2012   1.478       1.583       28,323
                                                                              2011   1.461       1.478       28,014
                                                                              2010   1.378       1.461       28,174
                                                                              2009   1.240       1.378       28,025
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2007   1.559       1.604           --
                                                                              2006   1.453       1.559           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.169       1.289           --
                                                                              2006   1.114       1.169           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2014   1.974       2.024       20,063
                                                                              2013   1.983       1.974       20,063
                                                                              2012   1.813       1.983       20,063
                                                                              2011   1.785       1.813       20,063
                                                                              2010   1.623       1.785       20,063
                                                                              2009   1.244       1.623       20,063
                                                                              2008   1.422       1.244       20,063
                                                                              2007   1.360       1.422       20,063
                                                                              2006   1.317       1.360       20,063
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 2013   1.789       1.868           --
                                                                              2012   1.628       1.789           --
                                                                              2011   2.020       1.628           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).............. 2014   1.299       1.443        5,016

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.991       1.299       5,117
                                                                        2012   0.857       0.991       5,438
                                                                        2011   0.911       0.857       5,643
                                                                        2010   0.794       0.911       5,539
                                                                        2009   0.684       0.794       5,313
                                                                        2008   1.095       0.684       4,944
                                                                        2007   1.075       1.095       4,508
                                                                        2006   1.001       1.075       4,460
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.975       2.149       3,367
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.615       1.691          --
                                                                        2006   1.529       1.615          --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.919       2.137          --
                                                                        2013   1.459       1.919          --
                                                                        2012   1.312       1.459          --
                                                                        2011   1.335       1.312          --
                                                                        2010   1.210       1.335          --
                                                                        2009   1.036       1.210          --
                                                                        2008   1.685       1.036          --
                                                                        2007   1.677       1.685          --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.323       1.389          --
                                                                        2013   1.360       1.323          --
                                                                        2012   1.291       1.360          --
                                                                        2011   1.236       1.291          --
                                                                        2010   1.164       1.236          --
                                                                        2009   1.084       1.164          --
                                                                        2008   1.146       1.084          --
                                                                        2007   1.100       1.146          --
                                                                        2006   1.061       1.100          --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780          --
                                                                        2013   1.268       1.668          --
                                                                        2012   1.131       1.268          --
                                                                        2011   1.267       1.131          --
                                                                        2010   1.079       1.267          --
                                                                        2009   0.859       1.079          --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.956       0.937          --
                                                                        2013   0.975       0.956          --
                                                                        2012   0.995       0.975          --
                                                                        2011   1.015       0.995          --
                                                                        2010   1.035       1.015          --
                                                                        2009   1.052       1.035          --
                                                                        2008   1.043       1.052          --
                                                                        2007   1.013       1.043          --
                                                                        2006   0.993       1.013          --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785          --
                                                                        2008   1.393       0.753          --
                                                                        2007   1.367       1.393          --
                                                                        2006   1.352       1.367          --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364          --
                                                                        2012   1.095       1.241          --
                                                                        2011   1.191       1.095          --
                                                                        2010   1.062       1.191          --
                                                                        2009   0.890       1.062          --
                                                                        2008   1.489       0.890          --
                                                                        2007   1.459       1.489          --
                                                                        2006   1.426       1.459          --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302          --
                                                                        2013   1.627       2.115          --
                                                                        2012   1.497       1.627          --
                                                                        2011   1.577       1.497          --
                                                                        2010   1.396       1.577          --
                                                                        2009   0.955       1.396          --
                                                                        2008   1.795       0.955          --
                                                                        2007   1.521       1.795          --
                                                                        2006   1.562       1.521          --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2007   1.057       1.070          --
                                                                        2006   1.002       1.057          --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2007   1.040       1.076           --
                                                                                 2006   1.001       1.040           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2007   1.046       1.075           --
                                                                                 2006   1.002       1.046           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2007   1.052       1.076           --
                                                                                 2006   1.002       1.052           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2007   1.057       1.075           --
                                                                                 2006   1.002       1.057           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2014   1.914       2.122           --
                                                                                 2013   1.483       1.914           --
                                                                                 2012   1.311       1.483           --
                                                                                 2011   1.315       1.311           --
                                                                                 2010   1.172       1.315           --
                                                                                 2009   0.955       1.172           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2014   1.687       1.793       80,883
                                                                                 2013   1.449       1.687       80,883
                                                                                 2012   1.328       1.449       80,883
                                                                                 2011   1.326       1.328       80,883
                                                                                 2010   1.231       1.326       80,883
                                                                                 2009   1.061       1.231       80,883
                                                                                 2008   1.393       1.061       85,913
                                                                                 2007   1.365       1.393       85,919
                                                                                 2006   1.280       1.365       85,924
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2014   1.882       2.045           --
                                                                                 2013   1.415       1.882           --
                                                                                 2012   1.238       1.415           --
                                                                                 2011   1.252       1.238           --
                                                                                 2010   1.146       1.252           --
                                                                                 2009   0.968       1.146           --
                                                                                 2008   1.463       0.968           --
                                                                                 2007   1.387       1.463           --
                                                                                 2006   1.259       1.387           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   2.230       2.186           --
                                                                                 2013   1.791       2.230           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2014   1.428       1.395           --
                                                                                 2013   1.148       1.428           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2007   1.066       1.140           --
                                                                                 2006   0.998       1.066           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.145       1.187           --
                                                                                 2006   1.081       1.145           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2007   1.065       1.091           --
                                                                                 2006   1.032       1.065           --
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.498       1.624           --
                                                                                 2013   1.268       1.498           --
                                                                                 2012   1.151       1.268           --
                                                                                 2011   1.131       1.151           --
                                                                                 2010   1.052       1.131           --
                                                                                 2009   0.909       1.052           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................. 2014   1.653       1.793           --
                                                                                 2013   1.262       1.653           --
                                                                                 2012   1.141       1.262           --
                                                                                 2011   1.213       1.141           --
                                                                                 2010   1.104       1.213           --
                                                                                 2009   0.854       1.104           --
                                                                                 2008   1.387       0.854           --
Money Market Portfolio
 Money Market Subaccount (10/97)................................................ 2006   0.986       0.993           --
                                                                                 2005   0.978       0.986           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................. 2006   1.109       1.170           --
                                                                                 2005   1.070       1.109           --
PIMCO Variable Insurance Trust

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.121           --
                                                                                     2006   1.115       1.101           --
                                                                                     2005   1.114       1.115           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.199       1.237           --
                                                                                     2008   1.167       1.199       34,622
                                                                                     2007   1.095       1.167       36,373
                                                                                     2006   1.076       1.095       36,588
                                                                                     2005   1.071       1.076       35,267
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.618       1.499           --
                                                                                     2007   1.496       1.618           --
                                                                                     2006   1.374       1.496           --
                                                                                     2005   1.307       1.374           --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.965       2.124           --
                                                                                     2006   1.569       1.965           --
                                                                                     2005   1.427       1.569           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.138       2.281           --
                                                                                     2006   1.860       2.138           --
                                                                                     2005   1.773       1.860           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.364       1.450           --
                                                                                     2005   1.279       1.364           --
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.263       1.344           --
                                                                                     2005   1.284       1.263           --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.611       1.758           --
                                                                                     2005   1.462       1.611           --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.359       1.426           --
                                                                                     2005   1.327       1.359           --
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.309       1.341           --
                                                                                     2005   1.303       1.309           --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.368       1.415           --
                                                                                     2005   1.325       1.368           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352           --
                                                                                     2005   1.233       1.314           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.141           --
                                                                                     2005   1.000       1.075           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031           --
                                                                                     2005   1.000       1.028           --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079           --
                                                                                     2005   1.000       1.044           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106           --
                                                                                     2005   1.000       1.062           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054           --
                                                                                     2005   1.000       1.035           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529           --
                                                                                     2005   1.313       1.442           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562           --
                                                                                     2005   1.463       1.478           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280           --
                                                                                     2005   1.230       1.242       82,303
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259           --
                                                                                     2005   1.118       1.166           --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764           --
                                                                                     2005   1.432       1.537           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453           --
                                                                                     2005   1.320       1.372           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114           --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.000       1.060    --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.306       1.317    --
                                                                          2005   1.285       1.306    --
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.073       1.061    --
                                                                          2005   1.077       1.073    --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.361       1.418    --
                                                                          2005   1.361       1.361    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303    --
                                                                          2005   1.000       1.133    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266    --
                                                                          2005   1.000       1.105    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.072       1.032    --
                                                                          2005   1.048       1.072    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.521       1.630    --
                                                                          2013   1.307       1.521    --
                                                                          2012   1.205       1.307    --
                                                                          2011   1.229       1.205    --
                                                                          2010   1.118       1.229    --
                                                                          2009   0.929       1.118    --
                                                                          2008   1.267       0.929    --
                                                                          2007   1.165       1.267    --
                                                                          2006   1.104       1.165    --
                                                                          2005   1.079       1.104    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   1.005       0.974    --
                                                                          2008   1.598       1.005    --
                                                                          2007   1.669       1.598    --
                                                                          2006   1.467       1.669    --
                                                                          2005   1.438       1.467    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.824       0.843    --
                                                                          2008   1.477       0.824    --
                                                                          2007   1.340       1.477    --
                                                                          2006   1.280       1.340    --
                                                                          2005   1.211       1.280    --



                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152            --
                                                                         2006   1.000       1.077         6,213
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330            --
                                                                         2005   1.224       1.268         4,676
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334            --
                                                                         2005   1.217       1.370       104,732
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712       116,572
                                                                         2013   2.136       2.704       167,480
                                                                         2012   1.778       2.136       267,228
                                                                         2011   1.991       1.778       326,492
                                                                         2010   1.818       1.991       496,427
                                                                         2009   1.303       1.818       568,754
                                                                         2008   2.158       1.303       585,001
                                                                         2007   1.917       2.158       546,193
                                                                         2006   1.624       1.917       673,510
                                                                         2005   1.452       1.624       620,985

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.323       2.471       755,601
                                                                                      2013   1.822       2.323       968,899
                                                                                      2012   1.577       1.822     1,180,026
                                                                                      2011   1.680       1.577     1,338,099
                                                                                      2010   1.444       1.680     1,580,376
                                                                                      2009   1.057       1.444     1,769,843
                                                                                      2008   1.925       1.057     1,967,352
                                                                                      2007   1.748       1.925     2,263,556
                                                                                      2006   1.618       1.748     2,558,407
                                                                                      2005   1.420       1.618     2,623,671
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.042       2.214       807,371
                                                                                      2013   1.560       2.042     1,045,269
                                                                                      2012   1.355       1.560     1,318,354
                                                                                      2011   1.408       1.355     1,609,927
                                                                                      2010   1.289       1.408     1,874,223
                                                                                      2009   1.002       1.289     2,027,763
                                                                                      2008   1.645       1.002     2,178,947
                                                                                      2007   1.598       1.645     2,469,648
                                                                                      2006   1.415       1.598     2,652,459
                                                                                      2005   1.364       1.415     2,780,088
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.610       1.591            --
                                                                                      2005   1.389       1.610       108,294
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.744       2.871            --
                                                                                      2006   2.112       2.744         5,490
                                                                                      2005   1.684       2.112         4,145
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.787       2.323            --
                                                                                      2005   1.701       1.787        51,519
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2007   1.387       1.456        30,130
                                                                                      2006   1.215       1.387        30,152
                                                                                      2005   1.187       1.215        51,129
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2007   1.451       1.265        82,064
                                                                                      2006   1.427       1.451       119,932
                                                                                      2005   1.375       1.427       125,434
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.298       1.410            --
                                                                                      2005   1.202       1.298        24,867
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.295       1.442            --
                                                                                      2005   1.200       1.295            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.402       2.629        25,343
                                                                                      2013   1.872       2.402        44,528
                                                                                      2012   1.644       1.872       124,925
                                                                                      2011   1.725       1.644       159,662
                                                                                      2010   1.505       1.725       224,907
                                                                                      2009   1.134       1.505       232,095
                                                                                      2008   2.018       1.134       242,984
                                                                                      2007   1.756       2.018       253,177
                                                                                      2006   1.607       1.756       247,953
                                                                                      2005   1.406       1.607       244,095
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2007   1.530       1.600            --
                                                                                      2006   1.371       1.530            --
                                                                                      2005   1.159       1.371            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.142       3.266        61,357
                                                                                      2013   2.359       3.142        81,777
                                                                                      2012   2.101       2.359       168,155
                                                                                      2011   2.405       2.101       253,032
                                                                                      2010   1.908       2.405       259,296
                                                                                      2009   1.393       1.908       269,311
                                                                                      2008   2.353       1.393       277,225
                                                                                      2007   2.082       2.353       329,854
                                                                                      2006   1.889       2.082       345,497
                                                                                      2005   1.633       1.889       490,035

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.459       1.693            --
                                                                                  2005   1.347       1.459       532,076
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2007   2.765       3.490        97,287
                                                                                  2006   2.202       2.765        78,000
                                                                                  2005   1.763       2.202        93,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.211       1.926        81,013
                                                                                  2013   1.834       2.211       102,270
                                                                                  2012   1.583       1.834       184,226
                                                                                  2011   1.807       1.583       218,943
                                                                                  2010   1.700       1.807       254,343
                                                                                  2009   1.266       1.700       263,360
                                                                                  2008   2.166       1.266       269,485
                                                                                  2007   1.914       2.166       346,313
                                                                                  2006   1.608       1.914       409,605
                                                                                  2005   1.489       1.608       363,409
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.535       1.833            --
                                                                                  2005   1.438       1.535        82,507
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.058       1.081            --
                                                                                  2005   1.066       1.058            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.241       1.281            --
                                                                                  2005   1.176       1.241           213
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.606       1.626            --
                                                                                  2009   1.304       1.606        38,265
                                                                                  2008   1.874       1.304        47,244
                                                                                  2007   1.571       1.874        50,942
                                                                                  2006   1.507       1.571        47,206
                                                                                  2005   1.369       1.507        45,287
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2007   1.456       1.561         9,123
                                                                                  2006   1.259       1.456         9,123
                                                                                  2005   1.217       1.259         9,123
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2007   1.545       1.843            --
                                                                                  2006   1.461       1.545            --
                                                                                  2005   1.337       1.461            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.527       1.708            --
                                                                                  2005   1.498       1.527       185,107
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.507       2.959       222,470
                                                                                  2013   1.731       2.507       551,160
                                                                                  2012   1.488       1.731       702,672
                                                                                  2011   1.481       1.488       982,507
                                                                                  2010   1.209       1.481     1,073,899
                                                                                  2009   0.916       1.209     1,146,181
                                                                                  2008   1.569       0.916     1,218,795
                                                                                  2007   1.631       1.569     1,522,176
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.965       1.973            --
                                                                                  2013   1.517       1.965       323,845
                                                                                  2012   1.346       1.517       422,482
                                                                                  2011   1.464       1.346       500,765
                                                                                  2010   1.281       1.464       541,144
                                                                                  2009   1.010       1.281       580,428
                                                                                  2008   1.625       1.010       614,275
                                                                                  2007   1.701       1.625       751,038
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.073       2.256       349,257
                                                                                  2013   1.627       2.073       467,486
                                                                                  2012   1.432       1.627       578,072
                                                                                  2011   1.424       1.432       709,638
                                                                                  2010   1.289       1.424       776,702
                                                                                  2009   1.077       1.289       828,892
                                                                                  2008   1.555       1.077       787,380
                                                                                  2007   1.506       1.555       977,846

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.106       2.353        82,686
                                                                                  2013   1.559       2.106       121,037
                                                                                  2012   1.321       1.559       125,489
                                                                                  2011   1.357       1.321       153,103
                                                                                  2010   1.260       1.357       157,230
                                                                                  2009   0.903       1.260       174,642
                                                                                  2008   1.469       0.903       185,729
                                                                                  2007   1.472       1.469       332,537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287       109,490
                                                                                  2013   1.609       2.088       110,414
                                                                                  2012   1.410       1.609       167,667
                                                                                  2011   1.370       1.410       172,564
                                                                                  2010   1.277       1.370       206,094
                                                                                  2009   1.046       1.277       209,459
                                                                                  2008   1.658       1.046       223,704
                                                                                  2007   1.628       1.658       253,891
                                                                                  2006   1.405       1.628       231,247
                                                                                  2005   1.345       1.405       244,928
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341        72,904
                                                                                  2013   2.272       3.275        74,682
                                                                                  2012   1.941       2.272        88,611
                                                                                  2011   1.953       1.941       105,501
                                                                                  2010   1.592       1.953       109,303
                                                                                  2009   1.137       1.592       117,268
                                                                                  2008   1.957       1.137       125,188
                                                                                  2007   1.815       1.957       227,745
                                                                                  2006   1.642       1.815       100,852
                                                                                  2005   1.597       1.642        99,006
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924            --
                                                                                  2008   1.551       0.950       240,557
                                                                                  2007   1.509       1.551       262,292
                                                                                  2006   1.337       1.509       268,238
                                                                                  2005   1.308       1.337       283,325
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.958       0.945            --
                                                                                  2010   0.895       0.958        34,947
                                                                                  2009   0.777       0.895        53,214
                                                                                  2008   1.006       0.777        76,954
                                                                                  2007   1.013       1.006        83,479
                                                                                  2006   0.993       1.013        85,099
                                                                                  2005   0.989       0.993        85,790
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.640       1.718            --
                                                                                  2006   1.417       1.640       260,923
                                                                                  2005   1.389       1.417       270,363
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.413       1.470            --
                                                                                  2006   1.383       1.413         8,527
                                                                                  2005   1.341       1.383         5,051
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.635       1.691            --
                                                                                  2006   1.502       1.635        60,638
                                                                                  2005   1.394       1.502        57,247
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.467       1.531            --
                                                                                  2006   1.332       1.467        38,985
                                                                                  2005   1.311       1.332        40,374
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.592       1.653            --
                                                                                  2006   1.385       1.592       412,477
                                                                                  2005   1.369       1.385       383,591
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.780       1.960            --
                                                                                  2006   1.618       1.780       333,170
                                                                                  2005   1.525       1.618       358,455
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.093       1.126            --
                                                                                  2005   1.074       1.093            --

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   1.735       1.670            --
                                                                            2007   1.669       1.735        44,624
                                                                            2006   1.758       1.669        53,825
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.027       1.145        39,304
                                                                            2013   1.010       1.027        66,281
                                                                            2012   0.816       1.010        70,885
                                                                            2011   0.879       0.816        98,524
                                                                            2010   0.771       0.879       125,550
                                                                            2009   0.582       0.771       111,581
                                                                            2008   1.016       0.582       121,205
                                                                            2007   1.217       1.016       126,435
                                                                            2006   1.003       1.217       149,294
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.476       2.575            --
                                                                            2013   1.956       2.476        26,774
                                                                            2012   1.625       1.956        22,062
                                                                            2011   1.789       1.625        24,670
                                                                            2010   1.664       1.789        53,149
                                                                            2009   1.185       1.664        76,064
                                                                            2008   2.080       1.185        58,172
                                                                            2007   1.626       2.080         8,148
                                                                            2006   1.591       1.626       113,033
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.616       2.423        88,641
                                                                            2013   2.040       2.616       137,455
                                                                            2012   1.608       2.040       130,024
                                                                            2011   1.907       1.608       193,217
                                                                            2010   1.668       1.907       178,839
                                                                            2009   1.094       1.668       209,241
                                                                            2008   1.883       1.094       182,934
                                                                            2007   1.938       1.883       186,375
                                                                            2006   1.764       1.938       192,080
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.101       2.251         6,008
                                                                            2013   1.583       2.101         6,952
                                                                            2012   1.363       1.583        13,587
                                                                            2011   1.411       1.363        15,400
                                                                            2010   1.253       1.411        17,519
                                                                            2009   1.007       1.253        20,140
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.308       1.406       214,826
                                                                            2013   1.024       1.308       217,967
                                                                            2012   0.911       1.024       201,731
                                                                            2011   0.965       0.911       252,736
                                                                            2010   0.785       0.965       291,491
                                                                            2009   0.633       0.785       316,815
                                                                            2008   1.054       0.633       367,579
                                                                            2007   1.069       1.054       485,181
                                                                            2006   1.015       1.069            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.149       2.278         2,144
                                                                            2013   1.560       2.149         2,145
                                                                            2012   1.343       1.560         2,147
                                                                            2011   1.382       1.343         2,148
                                                                            2010   1.114       1.382         2,149
                                                                            2009   0.847       1.114         2,430
                                                                            2008   1.408       0.847           710
                                                                            2007   1.289       1.408            --
                                                                            2006   1.303       1.289            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.852       1.900            --
                                                                            2013   1.418       1.852            --
                                                                            2012   1.251       1.418            --
                                                                            2011   1.420       1.251            --
                                                                            2010   1.212       1.420            --
                                                                            2009   0.958       1.212            --
                                                                            2008   1.307       0.958            --
                                                                            2007   1.346       1.307            --
                                                                            2006   1.266       1.346            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.907       0.896            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.237       0.907            --
                                                                               2007   1.187       1.237            --
                                                                               2006   1.126       1.187            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.121       2.185           391
                                                                               2013   2.000       2.121         1,929
                                                                               2012   1.803       2.000        10,765
                                                                               2011   1.755       1.803        11,173
                                                                               2010   1.582       1.755        40,691
                                                                               2009   1.177       1.582        40,797
                                                                               2008   1.471       1.177        40,917
                                                                               2007   1.405       1.471        41,991
                                                                               2006   1.344       1.405        42,000
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
                                                                               2006   1.450       1.429        50,274
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
                                                                               2006   1.003       1.026       286,299
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.752       2.530            --
                                                                               2013   2.949       2.752            --
                                                                               2012   2.527       2.949            --
                                                                               2011   3.160       2.527        15,145
                                                                               2010   2.600       3.160        16,527
                                                                               2009   1.568       2.600        24,635
                                                                               2008   3.585       1.568         9,135
                                                                               2007   2.853       3.585         9,746
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.451       2.403        96,785
                                                                               2008   3.176       1.451       120,301
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879       114,785
                                                                               2013   1.762       2.060       126,244
                                                                               2012   1.541       1.762       128,312
                                                                               2011   1.760       1.541       135,747
                                                                               2010   1.612       1.760       171,286
                                                                               2009   1.250       1.612       209,067
                                                                               2008   2.213       1.250       236,538
                                                                               2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.053       1.140            --
                                                                               2012   1.021       1.053         1,925
                                                                               2011   1.100       1.021         1,926
                                                                               2010   0.913       1.100        42,628
                                                                               2009   0.681       0.913        40,700
                                                                               2008   1.126       0.681        26,487
                                                                               2007   1.274       1.126        25,543
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.198       2.176            --
                                                                               2013   1.613       2.198            --
                                                                               2012   1.506       1.613            --
                                                                               2011   1.650       1.506            --
                                                                               2010   1.275       1.650            --
                                                                               2009   0.827       1.275        14,634
                                                                               2008   1.494       0.827            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.316       1.318       168,375

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
                                                                          2006   0.996       1.048       144,015
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.522       1.554       645,818
                                                                          2013   1.583       1.522       819,398
                                                                          2012   1.478       1.583     1,046,611
                                                                          2011   1.461       1.478     1,161,276
                                                                          2010   1.378       1.461     1,443,759
                                                                          2009   1.240       1.378     1,711,306
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
                                                                          2006   1.453       1.559        10,758
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
                                                                          2006   1.114       1.169        17,457
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
                                                                          2006   1.317       1.360         7,460
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.789       1.868            --
                                                                          2012   1.628       1.789            --
                                                                          2011   2.020       1.628            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.299       1.443            --
                                                                          2013   0.991       1.299         6,925
                                                                          2012   0.857       0.991        29,597
                                                                          2011   0.911       0.857        31,980
                                                                          2010   0.794       0.911        46,897
                                                                          2009   0.684       0.794        54,500
                                                                          2008   1.095       0.684       111,624
                                                                          2007   1.075       1.095       167,050
                                                                          2006   1.001       1.075       100,288
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.975       2.149       265,193
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.615       1.691            --
                                                                          2006   1.529       1.615        35,632
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.919       2.137        98,974
                                                                          2013   1.459       1.919        98,931
                                                                          2012   1.312       1.459        59,013
                                                                          2011   1.335       1.312        21,417
                                                                          2010   1.210       1.335        32,564
                                                                          2009   1.036       1.210        37,638
                                                                          2008   1.685       1.036        26,990
                                                                          2007   1.677       1.685        32,213
Metropolitan Series Fund

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.323       1.389        14,734
                                                                        2013   1.360       1.323        15,380
                                                                        2012   1.291       1.360        18,138
                                                                        2011   1.236       1.291        18,745
                                                                        2010   1.164       1.236        22,482
                                                                        2009   1.084       1.164        29,391
                                                                        2008   1.146       1.084        28,772
                                                                        2007   1.100       1.146        35,959
                                                                        2006   1.061       1.100        36,159
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780        30,354
                                                                        2013   1.268       1.668        55,546
                                                                        2012   1.131       1.268        88,507
                                                                        2011   1.267       1.131       123,984
                                                                        2010   1.079       1.267       155,012
                                                                        2009   0.859       1.079       169,379
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.956       0.937        31,793
                                                                        2013   0.975       0.956        34,438
                                                                        2012   0.995       0.975        43,083
                                                                        2011   1.015       0.995        46,073
                                                                        2010   1.035       1.015        96,136
                                                                        2009   1.052       1.035        76,735
                                                                        2008   1.043       1.052        96,814
                                                                        2007   1.013       1.043       173,645
                                                                        2006   0.993       1.013       168,403
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.780       0.770            --
                                                                        2008   1.332       0.780        26,218
                                                                        2007   1.411       1.332        26,623
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785            --
                                                                        2008   1.393       0.753       134,494
                                                                        2007   1.367       1.393       181,012
                                                                        2006   1.352       1.367       201,565
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364            --
                                                                        2012   1.095       1.241       438,125
                                                                        2011   1.191       1.095       516,364
                                                                        2010   1.062       1.191       563,216
                                                                        2009   0.890       1.062       644,505
                                                                        2008   1.489       0.890       708,245
                                                                        2007   1.459       1.489       839,374
                                                                        2006   1.426       1.459       876,963
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302       219,051
                                                                        2013   1.627       2.115       237,689
                                                                        2012   1.497       1.627       329,162
                                                                        2011   1.577       1.497       349,891
                                                                        2010   1.396       1.577       419,868
                                                                        2009   0.955       1.396       441,995
                                                                        2008   1.795       0.955       412,754
                                                                        2007   1.521       1.795       421,462
                                                                        2006   1.562       1.521       395,173
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.913       0.988            --
                                                                        2010   0.805       0.913       368,690
                                                                        2009   0.625       0.805        59,859
                                                                        2008   1.070       0.625        65,506
                                                                        2007   1.057       1.070        72,518
                                                                        2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.274       1.305            --
                                                                        2013   1.246       1.274            --
                                                                        2012   1.165       1.246            --
                                                                        2011   1.151       1.165            --
                                                                        2010   1.067       1.151            --
                                                                        2009   0.903       1.067            --
                                                                        2008   1.076       0.903            --
                                                                        2007   1.040       1.076            --
                                                                        2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.288       1.325            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.185       1.288            --
                                                                          2012   1.084       1.185            --
                                                                          2011   1.095       1.084            --
                                                                          2010   1.001       1.095       153,355
                                                                          2009   0.826       1.001       171,710
                                                                          2008   1.075       0.826       173,118
                                                                          2007   1.046       1.075        25,057
                                                                          2006   1.002       1.046        26,488
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)............. 2014   1.285       1.323       369,997
                                                                          2013   1.111       1.285       784,675
                                                                          2012   1.001       1.111       531,953
                                                                          2011   1.035       1.001       801,844
                                                                          2010   0.933       1.035     1,009,157
                                                                          2009   0.752       0.933       579,908
                                                                          2008   1.076       0.752       438,422
                                                                          2007   1.052       1.076       445,185
                                                                          2006   1.002       1.052       329,787
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2014   1.265       1.304        40,479
                                                                          2013   1.038       1.265        41,926
                                                                          2012   0.918       1.038       439,928
                                                                          2011   0.973       0.918       561,172
                                                                          2010   0.865       0.973       602,177
                                                                          2009   0.684       0.865       628,954
                                                                          2008   1.075       0.684       673,543
                                                                          2007   1.057       1.075       319,705
                                                                          2006   1.002       1.057       258,637
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2014   1.914       2.122        53,842
                                                                          2013   1.483       1.914        69,386
                                                                          2012   1.311       1.483       159,251
                                                                          2011   1.315       1.311       163,935
                                                                          2010   1.172       1.315       179,942
                                                                          2009   0.955       1.172       233,678
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2014   1.687       1.793       421,358
                                                                          2013   1.449       1.687       511,819
                                                                          2012   1.328       1.449       960,755
                                                                          2011   1.326       1.328     1,038,186
                                                                          2010   1.231       1.326     1,178,593
                                                                          2009   1.061       1.231     1,314,384
                                                                          2008   1.393       1.061     1,392,780
                                                                          2007   1.365       1.393     1,777,234
                                                                          2006   1.280       1.365     1,839,360
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2014   2.090       2.270            --
                                                                          2013   1.571       2.090            --
                                                                          2012   1.374       1.571            --
                                                                          2011   1.390       1.374            --
                                                                          2010   1.272       1.390            --
                                                                          2009   1.074       1.272            --
                                                                          2008   1.463       1.074            --
                                                                          2007   1.387       1.463       331,646
                                                                          2006   1.259       1.387       299,953
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2014   2.230       2.186            --
                                                                          2013   1.791       2.230         8,768
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 2014   1.255       1.226            --
                                                                          2013   1.009       1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2014   1.591       1.698         5,524
                                                                          2013   1.170       1.591         8,308
                                                                          2012   1.006       1.170        12,078
                                                                          2011   1.040       1.006        83,098
                                                                          2010   0.909       1.040        93,013
                                                                          2009   0.648       0.909       104,772
                                                                          2008   1.140       0.648       109,471
                                                                          2007   1.066       1.140       110,938
                                                                          2006   0.998       1.066       130,654
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.243       2.345         2,414

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.587       2.243        13,043
                                                                                   2012   1.397       1.587        14,814
                                                                                   2011   1.405       1.397        35,545
                                                                                   2010   1.064       1.405        88,831
                                                                                   2009   0.783       1.064        71,625
                                                                                   2008   1.195       0.783        79,518
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.187            --
                                                                                   2006   1.081       1.145            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.163       1.174            --
                                                                                   2013   1.193       1.163            --
                                                                                   2012   1.176       1.193            --
                                                                                   2011   1.135       1.176            --
                                                                                   2010   1.093       1.135            --
                                                                                   2009   1.067       1.093            --
                                                                                   2008   1.091       1.067         3,391
                                                                                   2007   1.065       1.091        11,895
                                                                                   2006   1.032       1.065            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.498       1.624            --
                                                                                   2013   1.268       1.498            --
                                                                                   2012   1.151       1.268            --
                                                                                   2011   1.131       1.151            --
                                                                                   2010   1.052       1.131            --
                                                                                   2009   0.909       1.052            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.653       1.793        15,343
                                                                                   2013   1.262       1.653        17,540
                                                                                   2012   1.141       1.262        23,082
                                                                                   2011   1.213       1.141        23,754
                                                                                   2010   1.104       1.213        24,331
                                                                                   2009   0.854       1.104        24,864
                                                                                   2008   1.387       0.854        25,465
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.986       0.993            --
                                                                                   2005   0.978       0.986       116,643
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.109       1.170            --
                                                                                   2005   1.070       1.109            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.101       1.121            --
                                                                                   2006   1.115       1.101       333,054
                                                                                   2005   1.114       1.115       356,353
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.199       1.237            --
                                                                                   2008   1.167       1.199     1,729,338
                                                                                   2007   1.095       1.167     1,803,314
                                                                                   2006   1.076       1.095     2,075,298
                                                                                   2005   1.071       1.076     2,289,666
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2007   1.496       1.618            --
                                                                                   2006   1.374       1.496            --
                                                                                   2005   1.307       1.374            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.965       2.124            --
                                                                                   2006   1.569       1.965       223,458
                                                                                   2005   1.427       1.569       268,764
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.138       2.281            --
                                                                                   2006   1.860       2.138       185,531
                                                                                   2005   1.773       1.860       180,260
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.364       1.450            --
                                                                                   2005   1.279       1.364        50,544
 Travelers Convertible Securities Subaccount (5/00)............................... 2006   1.263       1.344            --
                                                                                   2005   1.284       1.263        41,968
 Travelers Disciplined Mid Cap Stock Subaccount (5/00)............................ 2006   1.611       1.758            --
                                                                                   2005   1.462       1.611        56,768
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.359       1.426            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.327       1.359       885,053
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.309       1.341            --
                                                                                     2005   1.303       1.309        28,417
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.368       1.415            --
                                                                                     2005   1.325       1.368           964
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352            --
                                                                                     2005   1.233       1.314       123,225
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.141            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062       157,445
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054            --
                                                                                     2005   1.000       1.035         7,235
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442        37,711
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478       401,894
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242     1,983,237
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166       323,762
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537       192,449
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372         8,791
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114            --
                                                                                     2005   1.000       1.060        17,457
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317            --
                                                                                     2005   1.285       1.306         3,188
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.073       1.061            --
                                                                                     2005   1.077       1.073        34,698
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418            --
                                                                                     2005   1.361       1.361        67,802
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.303            --
                                                                                     2005   1.000       1.133            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266            --
                                                                                     2005   1.000       1.105            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.072       1.032            --
                                                                                     2005   1.048       1.072            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2007   1.165       1.267            --
                                                                                     2006   1.104       1.165            --
                                                                                     2005   1.079       1.104            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 2009   1.005       0.974            --
                                                                                     2008   1.598       1.005        23,513
                                                                                     2007   1.669       1.598        28,107
                                                                                     2006   1.467       1.669        49,170
                                                                                     2005   1.438       1.467        56,765
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 2007   1.340       1.477            --
                                                                                     2006   1.280       1.340            --
                                                                                     2005   1.211       1.280            --

                              PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.077       1.151             --
                                                                              2006   1.000       1.077             --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   1.193       1.251             --
                                                                              2005   1.152       1.193             --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.305       1.271             --
                                                                              2005   1.160       1.305        357,360
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.448       2.454      1,446,716
                                                                              2013   1.934       2.448      1,773,403
                                                                              2012   1.611       1.934      2,081,638
                                                                              2011   1.805       1.611      2,470,013
                                                                              2010   1.649       1.805      2,727,807
                                                                              2009   1.182       1.649      2,980,480
                                                                              2008   1.959       1.182      3,286,725
                                                                              2007   1.741       1.959      3,748,499
                                                                              2006   1.476       1.741      3,692,166
                                                                              2005   1.320       1.476      3,228,487
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.062       2.192      3,286,750
                                                                              2013   1.618       2.062      4,948,609
                                                                              2012   1.401       1.618      5,898,227
                                                                              2011   1.494       1.401      6,755,419
                                                                              2010   1.285       1.494      7,499,647
                                                                              2009   0.941       1.285      8,257,041
                                                                              2008   1.714       0.941      9,090,129
                                                                              2007   1.557       1.714      9,982,768
                                                                              2006   1.442       1.557     10,926,014
                                                                              2005   1.266       1.442      9,986,598
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.848       2.003      3,752,809
                                                                              2013   1.413       1.848      5,774,390
                                                                              2012   1.228       1.413      7,071,906
                                                                              2011   1.276       1.228      8,792,530
                                                                              2010   1.169       1.276      9,446,905
                                                                              2009   0.909       1.169     10,102,320
                                                                              2008   1.493       0.909     10,710,178
                                                                              2007   1.451       1.493     12,558,651
                                                                              2006   1.286       1.451     13,338,265
                                                                              2005   1.240       1.286     12,211,884
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.553       1.534             --
                                                                              2005   1.341       1.553         15,582
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2007   2.437       2.549             --
                                                                              2006   1.877       2.437             --
                                                                              2005   1.497       1.877             --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.545       2.008             --
                                                                              2005   1.471       1.545         88,607
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 2008   1.402       1.340             --
                                                                              2007   1.336       1.402             --
                                                                              2006   1.171       1.336             --
                                                                              2005   1.145       1.171             --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 2008   1.150       1.084             --
                                                                              2007   1.320       1.150             --
                                                                              2006   1.299       1.320             --
                                                                              2005   1.253       1.299             --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.297       1.408             --
                                                                              2005   1.201       1.297         98,499
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440             --
                                                                              2005   1.199       1.294        510,788
Fidelity(Reg. TM) Variable Insurance Products

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.190       2.396            --
                                                                                      2013   1.707       2.190            --
                                                                                      2012   1.500       1.707            --
                                                                                      2011   1.575       1.500            --
                                                                                      2010   1.375       1.575            --
                                                                                      2009   1.036       1.375            --
                                                                                      2008   1.846       1.036            --
                                                                                      2007   1.606       1.846            --
                                                                                      2006   1.471       1.606            --
                                                                                      2005   1.287       1.471            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.065       2.238            --
                                                                                      2013   1.524       2.065            --
                                                                                      2012   1.273       1.524            --
                                                                                      2011   1.336       1.273            --
                                                                                      2010   1.156       1.336            --
                                                                                      2009   0.869       1.156            --
                                                                                      2008   1.512       0.869            --
                                                                                      2007   1.446       1.512            --
                                                                                      2006   1.297       1.446            --
                                                                                      2005   1.097       1.297            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.803       2.912       480,449
                                                                                      2013   2.106       2.803       751,849
                                                                                      2012   1.876       2.106       868,870
                                                                                      2011   2.148       1.876       982,996
                                                                                      2010   1.705       2.148     1,145,019
                                                                                      2009   1.246       1.705     1,185,697
                                                                                      2008   2.105       1.246     1,301,855
                                                                                      2007   1.863       2.105     1,378,564
                                                                                      2006   1.692       1.863     1,465,870
                                                                                      2005   1.463       1.692     1,283,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.336       1.549            --
                                                                                      2005   1.233       1.336     1,676,368
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.050       2.771            --
                                                                                      2007   2.418       3.050       972,084
                                                                                      2006   1.927       2.418     1,024,769
                                                                                      2005   1.543       1.927       869,773
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.018       1.757       788,045
                                                                                      2013   1.675       2.018     1,035,143
                                                                                      2012   1.446       1.675     1,313,538
                                                                                      2011   1.652       1.446     1,714,756
                                                                                      2010   1.555       1.652     1,965,658
                                                                                      2009   1.158       1.555     2,242,157
                                                                                      2008   1.983       1.158     2,456,722
                                                                                      2007   1.753       1.983     2,787,846
                                                                                      2006   1.474       1.753     3,046,408
                                                                                      2005   1.365       1.474     2,665,780
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.408       1.680            --
                                                                                      2005   1.320       1.408     1,051,123
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.057       1.080            --
                                                                                      2005   1.065       1.057            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.205       1.243            --
                                                                                      2005   1.142       1.205            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.462       1.480            --
                                                                                      2009   1.188       1.462            --
                                                                                      2008   1.709       1.188            --
                                                                                      2007   1.433       1.709            --
                                                                                      2006   1.376       1.433            --
                                                                                      2005   1.250       1.376            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.497       1.408            --
                                                                                      2007   1.397       1.497            --
                                                                                      2006   1.209       1.397            --
                                                                                      2005   1.169       1.209            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   1.673       1.788            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.372       1.673            --
                                                                                  2009   0.893       1.372            --
                                                                                  2008   1.627       0.893            --
                                                                                  2007   1.364       1.627            --
                                                                                  2006   1.291       1.364            --
                                                                                  2005   1.182       1.291            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.345       1.504            --
                                                                                  2005   1.320       1.345       468,804
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.261       2.666       839,406
                                                                                  2013   1.561       2.261     1,123,813
                                                                                  2012   1.343       1.561     1,414,141
                                                                                  2011   1.337       1.343     1,718,101
                                                                                  2010   1.092       1.337     2,012,879
                                                                                  2009   0.828       1.092     2,299,588
                                                                                  2008   1.419       0.828     2,555,974
                                                                                  2007   1.476       1.419     2,810,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.741       1.748            --
                                                                                  2013   1.345       1.741       838,602
                                                                                  2012   1.194       1.345     1,253,069
                                                                                  2011   1.299       1.194     1,527,578
                                                                                  2010   1.137       1.299     1,656,665
                                                                                  2009   0.897       1.137     1,905,822
                                                                                  2008   1.444       0.897     2,134,740
                                                                                  2007   1.512       1.444     2,348,601
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.937       2.106     1,042,357
                                                                                  2013   1.520       1.937     1,537,120
                                                                                  2012   1.339       1.520     1,760,293
                                                                                  2011   1.332       1.339     2,134,710
                                                                                  2010   1.207       1.332     2,329,716
                                                                                  2009   1.009       1.207     2,488,865
                                                                                  2008   1.457       1.009     1,539,896
                                                                                  2007   1.411       1.457     1,749,041
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.790       1.999       255,394
                                                                                  2013   1.325       1.790       401,586
                                                                                  2012   1.124       1.325       700,602
                                                                                  2011   1.155       1.124       826,424
                                                                                  2010   1.073       1.155       868,773
                                                                                  2009   0.769       1.073       982,108
                                                                                  2008   1.252       0.769     1,074,109
                                                                                  2007   1.255       1.252     1,200,932
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.917       2.098       165,622
                                                                                  2013   1.478       1.917       221,573
                                                                                  2012   1.295       1.478       217,789
                                                                                  2011   1.260       1.295       178,370
                                                                                  2010   1.174       1.260       183,743
                                                                                  2009   0.963       1.174       212,947
                                                                                  2008   1.527       0.963       222,353
                                                                                  2007   1.500       1.527       244,309
                                                                                  2006   1.295       1.500       246,900
                                                                                  2005   1.240       1.295       241,736
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.847       2.903       187,950
                                                                                  2013   1.976       2.847       218,593
                                                                                  2012   1.689       1.976       257,681
                                                                                  2011   1.700       1.689       330,359
                                                                                  2010   1.387       1.700       429,473
                                                                                  2009   0.991       1.387       476,632
                                                                                  2008   1.707       0.991       552,331
                                                                                  2007   1.584       1.707       675,683
                                                                                  2006   1.433       1.584       267,113
                                                                                  2005   1.395       1.433       258,819
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.885       0.860            --
                                                                                  2008   1.445       0.885       502,080
                                                                                  2007   1.406       1.445       519,030
                                                                                  2006   1.246       1.406       624,949
                                                                                  2005   1.220       1.246       476,000

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.954       0.941            --
                                                                               2010   0.892       0.954       700,050
                                                                               2009   0.775       0.892       888,442
                                                                               2008   1.004       0.775     1,033,604
                                                                               2007   1.011       1.004     1,281,072
                                                                               2006   0.991       1.011     1,296,550
                                                                               2005   0.989       0.991       787,064
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.465       1.534            --
                                                                               2006   1.266       1.465       371,813
                                                                               2005   1.242       1.266       391,295
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.205       1.253            --
                                                                               2006   1.180       1.205            --
                                                                               2005   1.145       1.180            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.434       1.482            --
                                                                               2006   1.318       1.434            --
                                                                               2005   1.224       1.318            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.336       1.393            --
                                                                               2006   1.213       1.336            --
                                                                               2005   1.195       1.213            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.463       1.518            --
                                                                               2006   1.273       1.463     1,679,316
                                                                               2005   1.259       1.273     1,508,303
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.638       1.803            --
                                                                               2006   1.490       1.638     1,802,610
                                                                               2005   1.405       1.490     1,796,356
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.092       1.125            --
                                                                               2005   1.073       1.092            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.585       1.525            --
                                                                               2007   1.525       1.585            --
                                                                               2006   1.607       1.525            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.945       1.973            --
                                                                               2013   1.807       1.945            --
                                                                               2012   1.578       1.807            --
                                                                               2011   1.569       1.578            --
                                                                               2010   1.378       1.569            --
                                                                               2009   0.954       1.378            --
                                                                               2008   1.284       0.954            --
                                                                               2007   1.275       1.284            --
                                                                               2006   1.214       1.275            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.023       1.140       247,450
                                                                               2013   1.007       1.023       313,705
                                                                               2012   0.814       1.007       485,212
                                                                               2011   0.877       0.814       493,665
                                                                               2010   0.770       0.877       574,708
                                                                               2009   0.581       0.770       337,062
                                                                               2008   1.015       0.581       360,544
                                                                               2007   1.216       1.015       429,534
                                                                               2006   1.003       1.216       295,881
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.378       2.473            --
                                                                               2013   1.880       2.378       284,067
                                                                               2012   1.563       1.880       322,609
                                                                               2011   1.721       1.563       284,659
                                                                               2010   1.602       1.721       377,262
                                                                               2009   1.141       1.602       341,376
                                                                               2008   2.004       1.141       370,793
                                                                               2007   1.568       2.004       186,964
                                                                               2006   1.534       1.568        63,712
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.466       2.766       225,785

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.390       2.212       430,845
                                                                            2013   1.865       2.390       815,832
                                                                            2012   1.470       1.865       867,123
                                                                            2011   1.745       1.470       924,086
                                                                            2010   1.526       1.745     1,080,441
                                                                            2009   1.002       1.526     1,111,985
                                                                            2008   1.726       1.002     1,198,096
                                                                            2007   1.776       1.726     1,353,456
                                                                            2006   1.617       1.776     1,310,925
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.901       2.036            --
                                                                            2013   1.433       1.901            --
                                                                            2012   1.235       1.433            --
                                                                            2011   1.279       1.235            --
                                                                            2010   1.136       1.279            --
                                                                            2009   0.913       1.136            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.303       1.400       804,508
                                                                            2013   1.021       1.303     1,209,292
                                                                            2012   0.909       1.021     1,538,125
                                                                            2011   0.963       0.909     1,700,612
                                                                            2010   0.783       0.963     2,059,397
                                                                            2009   0.632       0.783     2,314,290
                                                                            2008   1.053       0.632     2,550,701
                                                                            2007   1.069       1.053     2,426,368
                                                                            2006   1.015       1.069        14,449
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.139       2.267       119,221
                                                                            2013   1.554       2.139       215,214
                                                                            2012   1.338       1.554       154,536
                                                                            2011   1.378       1.338       222,535
                                                                            2010   1.112       1.378       230,492
                                                                            2009   0.846       1.112       121,466
                                                                            2008   1.406       0.846       100,188
                                                                            2007   1.288       1.406        70,814
                                                                            2006   1.302       1.288        67,991
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.844       1.891        22,381
                                                                            2013   1.413       1.844        54,418
                                                                            2012   1.247       1.413       113,265
                                                                            2011   1.416       1.247       189,679
                                                                            2010   1.209       1.416       211,197
                                                                            2009   0.956       1.209       202,757
                                                                            2008   1.305       0.956       190,483
                                                                            2007   1.345       1.305       189,754
                                                                            2006   1.266       1.345       126,371
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.905       0.894            --
                                                                            2008   1.235       0.905            --
                                                                            2007   1.186       1.235            --
                                                                            2006   1.125       1.186            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.890       1.946            --
                                                                            2013   1.783       1.890            --
                                                                            2012   1.608       1.783            --
                                                                            2011   1.566       1.608            --
                                                                            2010   1.412       1.566            --
                                                                            2009   1.051       1.412            --
                                                                            2008   1.315       1.051            --
                                                                            2007   1.256       1.315            --
                                                                            2006   1.202       1.256            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.815       0.774            --
                                                                            2008   1.451       0.815       288,699
                                                                            2007   1.323       1.451       286,118
                                                                            2006   1.344       1.323       288,669
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.216       1.252       236,986
                                                                            2013   0.958       1.216       237,036
                                                                            2012   0.838       0.958       258,169
                                                                            2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.304       1.299       705,944

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
                                                                               2006   1.003       1.026     1,426,576
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.436       2.238            --
                                                                               2013   2.612       2.436            --
                                                                               2012   2.239       2.612            --
                                                                               2011   2.801       2.239            --
                                                                               2010   2.306       2.801            --
                                                                               2009   1.391       2.306            --
                                                                               2008   3.183       1.391            --
                                                                               2007   2.533       3.183            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.932       1.761         3,119
                                                                               2013   1.653       1.932         3,121
                                                                               2012   1.446       1.653         9,256
                                                                               2011   1.653       1.446        11,295
                                                                               2010   1.515       1.653        21,757
                                                                               2009   1.175       1.515        25,038
                                                                               2008   2.081       1.175        42,358
                                                                               2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.049       1.136            --
                                                                               2012   1.018       1.049       103,174
                                                                               2011   1.096       1.018        73,728
                                                                               2010   0.911       1.096        57,416
                                                                               2009   0.680       0.911        60,092
                                                                               2008   1.125       0.680       124,923
                                                                               2007   1.273       1.125       102,279
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.987       1.966            --
                                                                               2013   1.458       1.987            --
                                                                               2012   1.362       1.458            --
                                                                               2011   1.494       1.362            --
                                                                               2010   1.154       1.494            --
                                                                               2009   0.749       1.154            --
                                                                               2008   1.355       0.749            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.311       1.312     2,542,217
                                                                               2013   1.053       1.311     3,025,550
                                                                               2012   0.887       1.053       957,847
                                                                               2011   0.988       0.887     1,007,519
                                                                               2010   0.870       0.988     1,125,074
                                                                               2009   0.635       0.870     1,201,839
                                                                               2008   1.091       0.635     1,465,288
                                                                               2007   1.048       1.091     1,893,492
                                                                               2006   0.996       1.048     2,167,759
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.392       1.407     1,030,048
                                                                               2013   1.561       1.392     1,910,265
                                                                               2012   1.458       1.561     2,414,563
                                                                               2011   1.335       1.458     2,338,860
                                                                               2010   1.261       1.335     2,529,965
                                                                               2009   1.088       1.261     2,520,001
                                                                               2008   1.189       1.088     2,636,780
                                                                               2007   1.126       1.189     2,649,679
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.489       1.520     3,043,278
                                                                               2013   1.550       1.489     4,336,901
                                                                               2012   1.448       1.550     5,550,238
                                                                               2011   1.432       1.448     5,726,968
                                                                               2010   1.352       1.432     6,358,710
                                                                               2009   1.217       1.352     7,219,847
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.788       1.947        90,473

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
                                                                          2006   1.350       1.447       168,500
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
                                                                          2006   1.113       1.168        37,238
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
                                                                          2006   1.201       1.241     1,258,548
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.576       1.644            --
                                                                          2012   1.435       1.576            --
                                                                          2011   1.781       1.435            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.294       1.436            --
                                                                          2013   0.988       1.294            --
                                                                          2012   0.855       0.988            --
                                                                          2011   0.909       0.855            --
                                                                          2010   0.793       0.909            --
                                                                          2009   0.683       0.793            --
                                                                          2008   1.094       0.683            --
                                                                          2007   1.074       1.094            --
                                                                          2006   1.001       1.074            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.750       1.904       633,940
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.520       1.592            --
                                                                          2006   1.440       1.520       238,470
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.800       2.004       206,058
                                                                          2013   1.369       1.800       219,122
                                                                          2012   1.232       1.369       278,509
                                                                          2011   1.254       1.232       387,771
                                                                          2010   1.137       1.254       412,655
                                                                          2009   0.974       1.137       459,696
                                                                          2008   1.586       0.974       403,580
                                                                          2007   1.578       1.586       325,365
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.268       1.331            --
                                                                          2013   1.304       1.268            --
                                                                          2012   1.238       1.304            --
                                                                          2011   1.186       1.238            --
                                                                          2010   1.117       1.186            --
                                                                          2009   1.042       1.117            --
                                                                          2008   1.101       1.042            --
                                                                          2007   1.058       1.101            --
                                                                          2006   1.021       1.058            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.539       1.642       236,198
                                                                          2013   1.171       1.539       414,118
                                                                          2012   1.045       1.171       542,581
                                                                          2011   1.171       1.045       567,123
                                                                          2010   0.998       1.171       591,131
                                                                          2009   0.795       0.998       586,936
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.958       0.938            --
                                                                          2013   0.978       0.958            --
                                                                          2012   0.998       0.978            --
                                                                          2011   1.019       0.998            --
                                                                          2010   1.040       1.019            --
                                                                          2009   1.057       1.040            --
                                                                          2008   1.049       1.057            --
                                                                          2007   1.019       1.049            --
                                                                          2006   0.999       1.019            --

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.739       0.729            --
                                                                        2008   1.261       0.739            --
                                                                        2007   1.336       1.261         1,889
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.715       0.745            --
                                                                        2008   1.322       0.715       327,267
                                                                        2007   1.298       1.322       360,815
                                                                        2006   1.285       1.298       387,124
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.135       1.248            --
                                                                        2012   1.002       1.135       897,328
                                                                        2011   1.091       1.002       932,789
                                                                        2010   0.973       1.091     1,032,863
                                                                        2009   0.816       0.973     1,173,794
                                                                        2008   1.365       0.816     1,247,125
                                                                        2007   1.339       1.365     1,293,697
                                                                        2006   1.309       1.339     1,345,430
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.820       1.980        85,871
                                                                        2013   1.401       1.820        90,538
                                                                        2012   1.290       1.401        91,624
                                                                        2011   1.359       1.290        91,877
                                                                        2010   1.204       1.359       103,831
                                                                        2009   0.824       1.204       111,777
                                                                        2008   1.550       0.824       106,218
                                                                        2007   1.314       1.550        80,134
                                                                        2006   1.350       1.314        80,101
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.911       0.986            --
                                                                        2010   0.804       0.911       245,228
                                                                        2009   0.624       0.804       274,953
                                                                        2008   1.069       0.624       115,264
                                                                        2007   1.057       1.069        23,429
                                                                        2006   1.002       1.057        23,184
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.269       1.299       646,373
                                                                        2013   1.242       1.269       695,467
                                                                        2012   1.161       1.242       855,261
                                                                        2011   1.148       1.161       344,748
                                                                        2010   1.065       1.148       319,474
                                                                        2009   0.902       1.065       287,644
                                                                        2008   1.075       0.902       316,451
                                                                        2007   1.040       1.075            --
                                                                        2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.283       1.319       854,144
                                                                        2013   1.181       1.283     1,149,511
                                                                        2012   1.081       1.181     1,360,337
                                                                        2011   1.092       1.081       841,382
                                                                        2010   1.000       1.092       578,184
                                                                        2009   0.825       1.000       413,902
                                                                        2008   1.074       0.825       291,625
                                                                        2007   1.046       1.074       112,150
                                                                        2006   1.002       1.046       112,211
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.280       1.317     2,492,343
                                                                        2013   1.107       1.280     3,379,071
                                                                        2012   0.998       1.107     3,821,361
                                                                        2011   1.033       0.998     3,571,445
                                                                        2010   0.931       1.033     3,577,364
                                                                        2009   0.751       0.931     3,581,028
                                                                        2008   1.075       0.751     2,952,280
                                                                        2007   1.051       1.075     1,974,991
                                                                        2006   1.002       1.051     1,053,982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.260       1.299     1,349,781
                                                                        2013   1.034       1.260     1,736,353
                                                                        2012   0.915       1.034     1,721,734
                                                                        2011   0.971       0.915     1,676,867
                                                                        2010   0.864       0.971     1,571,010
                                                                        2009   0.683       0.864     1,651,481
                                                                        2008   1.074       0.683     1,643,214
                                                                        2007   1.056       1.074     2,045,451
                                                                        2006   1.002       1.056     2,245,576
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.777       1.969       317,292

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.377       1.777       400,903
                                                                                   2012   1.218       1.377       442,814
                                                                                   2011   1.223       1.218       453,088
                                                                                   2010   1.091       1.223       476,246
                                                                                   2009   0.889       1.091       618,748
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.608       1.708     1,325,721
                                                                                   2013   1.382       1.608     1,648,055
                                                                                   2012   1.267       1.382     2,497,551
                                                                                   2011   1.265       1.267     2,848,616
                                                                                   2010   1.176       1.265     2,969,977
                                                                                   2009   1.014       1.176     3,064,012
                                                                                   2008   1.332       1.014     3,692,479
                                                                                   2007   1.305       1.332     4,032,328
                                                                                   2006   1.225       1.305     4,489,293
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.074       2.251            --
                                                                                   2013   1.559       2.074            --
                                                                                   2012   1.365       1.559            --
                                                                                   2011   1.381       1.365            --
                                                                                   2010   1.265       1.381            --
                                                                                   2009   1.069       1.265            --
                                                                                   2008   1.461       1.069            --
                                                                                   2007   1.385       1.461     1,305,982
                                                                                   2006   1.257       1.385     1,402,121
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.031       1.990            --
                                                                                   2013   1.631       2.031            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.254       1.225            --
                                                                                   2013   1.009       1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.585       1.690        49,601
                                                                                   2013   1.166       1.585       289,770
                                                                                   2012   1.003       1.166       293,357
                                                                                   2011   1.038       1.003       300,060
                                                                                   2010   0.907       1.038       341,269
                                                                                   2009   0.647       0.907       505,914
                                                                                   2008   1.139       0.647       464,039
                                                                                   2007   1.066       1.139       498,844
                                                                                   2006   0.998       1.066       508,970
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.034       2.125            --
                                                                                   2013   1.440       2.034            --
                                                                                   2012   1.268       1.440            --
                                                                                   2011   1.276       1.268            --
                                                                                   2010   0.967       1.276            --
                                                                                   2009   0.712       0.967            --
                                                                                   2008   1.087       0.712            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.143       1.185            --
                                                                                   2006   1.080       1.143            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.157       1.167            --
                                                                                   2013   1.188       1.157            --
                                                                                   2012   1.172       1.188            --
                                                                                   2011   1.132       1.172            --
                                                                                   2010   1.090       1.132            --
                                                                                   2009   1.065       1.090            --
                                                                                   2008   1.089       1.065            --
                                                                                   2007   1.064       1.089            --
                                                                                   2006   1.031       1.064            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.491       1.615            --
                                                                                   2013   1.262       1.491            --
                                                                                   2012   1.147       1.262            --
                                                                                   2011   1.127       1.147            --
                                                                                   2010   1.049       1.127            --
                                                                                   2009   0.907       1.049            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.587       1.720            --
                                                                                   2013   1.211       1.587            --
                                                                                   2012   1.096       1.211            --
                                                                                   2011   1.165       1.096            --
                                                                                   2010   1.062       1.165            --
                                                                                   2009   0.821       1.062            --
                                                                                   2008   1.334       0.821            --

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Money Market Portfolio
 Money Market Subaccount (10/97).................................................... 2006   0.992       0.999            --
                                                                                     2005   0.984       0.992            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.108       1.169            --
                                                                                     2005   1.069       1.108            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.122            --
                                                                                     2006   1.116       1.101     2,743,730
                                                                                     2005   1.116       1.116     2,482,513
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.176       1.213            --
                                                                                     2008   1.145       1.176     6,768,225
                                                                                     2007   1.075       1.145     6,365,422
                                                                                     2006   1.057       1.075     6,685,769
                                                                                     2005   1.053       1.057     5,397,851
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.467       1.359            --
                                                                                     2007   1.357       1.467            --
                                                                                     2006   1.247       1.357            --
                                                                                     2005   1.187       1.247            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.849       1.998            --
                                                                                     2006   1.477       1.849         2,466
                                                                                     2005   1.344       1.477            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.842       1.965            --
                                                                                     2006   1.603       1.842       310,361
                                                                                     2005   1.529       1.603       318,325
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.264       1.344            --
                                                                                     2005   1.186       1.264       288,936
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.130       1.202            --
                                                                                     2005   1.149       1.130            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.473       1.607            --
                                                                                     2005   1.337       1.473            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.248       1.309            --
                                                                                     2005   1.219       1.248     1,192,249
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.185       1.214            --
                                                                                     2005   1.180       1.185            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.281       1.325            --
                                                                                     2005   1.241       1.281            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.249       1.285            --
                                                                                     2005   1.172       1.249        59,735
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.141            --
                                                                                     2005   1.000       1.074        18,361
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.030            --
                                                                                     2005   1.000       1.028       205,689
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.079            --
                                                                                     2005   1.000       1.043       800,694
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062     1,057,781
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.053            --
                                                                                     2005   1.000       1.035       176,250
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.358       1.440            --
                                                                                     2005   1.237       1.358       158,776
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.278       1.350            --
                                                                                     2005   1.265       1.278        86,054
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.188       1.225            --
                                                                                     2005   1.178       1.188     4,400,365
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.117       1.165     1,218,149
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.410       1.617            --
                                                                          2005   1.314       1.410     1,223,044
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.274       1.350            --
                                                                          2005   1.227       1.274       171,747
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.059       1.113            --
                                                                          2005   1.000       1.059        37,255
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.191       1.201            --
                                                                          2005   1.173       1.191     1,102,036
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.032       1.021            --
                                                                          2005   1.037       1.032            --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.206       1.256            --
                                                                          2005   1.206       1.206       329,452
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.302            --
                                                                          2005   1.000       1.133        36,529
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266            --
                                                                          2005   1.000       1.105        31,332
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.071       1.031            --
                                                                          2005   1.048       1.071            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.514       1.621            --
                                                                          2013   1.301       1.514            --
                                                                          2012   1.200       1.301            --
                                                                          2011   1.225       1.200            --
                                                                          2010   1.115       1.225            --
                                                                          2009   0.926       1.115            --
                                                                          2008   1.264       0.926            --
                                                                          2007   1.164       1.264            --
                                                                          2006   1.103       1.164            --
                                                                          2005   1.078       1.103            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.912       1.148            --
                                                                          2008   1.450       0.912            --
                                                                          2007   1.516       1.450            --
                                                                          2006   1.333       1.516            --
                                                                          2005   1.307       1.333            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.783       0.801            --
                                                                          2008   1.403       0.783            --
                                                                          2007   1.274       1.403            --
                                                                          2006   1.218       1.274            --
                                                                          2005   1.152       1.218            --



                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.151           --
                                                                         2006   1.000       1.076           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.191       1.249           --
                                                                         2005   1.152       1.191           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.304       1.269           --
                                                                         2005   1.159       1.304           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.435       2.440       77,380

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.925       2.435        80,817
                                                                                      2012   1.604       1.925        88,485
                                                                                      2011   1.798       1.604        92,916
                                                                                      2010   1.643       1.798        96,705
                                                                                      2009   1.179       1.643       112,622
                                                                                      2008   1.955       1.179       117,613
                                                                                      2007   1.738       1.955       124,866
                                                                                      2006   1.474       1.738       137,037
                                                                                      2005   1.319       1.474       121,081
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.051       2.180       115,576
                                                                                      2013   1.610       2.051       119,109
                                                                                      2012   1.395       1.610       127,080
                                                                                      2011   1.488       1.395       147,108
                                                                                      2010   1.281       1.488       151,750
                                                                                      2009   0.938       1.281       171,580
                                                                                      2008   1.710       0.938       177,913
                                                                                      2007   1.554       1.710       181,992
                                                                                      2006   1.440       1.554       232,157
                                                                                      2005   1.266       1.440       179,843
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.838       1.992        99,583
                                                                                      2013   1.406       1.838       104,252
                                                                                      2012   1.223       1.406       122,223
                                                                                      2011   1.272       1.223       135,564
                                                                                      2010   1.165       1.272       141,397
                                                                                      2009   0.907       1.165       162,927
                                                                                      2008   1.490       0.907       170,099
                                                                                      2007   1.449       1.490       168,927
                                                                                      2006   1.284       1.449       238,306
                                                                                      2005   1.239       1.284       219,932
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.551       1.532            --
                                                                                      2005   1.340       1.551            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.433       2.545            --
                                                                                      2006   1.875       2.433            --
                                                                                      2005   1.496       1.875            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.543       2.004            --
                                                                                      2005   1.470       1.543            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.399       1.337            --
                                                                                      2007   1.334       1.399            --
                                                                                      2006   1.169       1.334            --
                                                                                      2005   1.144       1.169            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.148       1.082            --
                                                                                      2007   1.318       1.148            --
                                                                                      2006   1.297       1.318            --
                                                                                      2005   1.252       1.297            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.295       1.406            --
                                                                                      2005   1.201       1.295            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.293       1.438            --
                                                                                      2005   1.199       1.293        23,446
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.179       2.382            --
                                                                                      2013   1.699       2.179            --
                                                                                      2012   1.494       1.699            --
                                                                                      2011   1.570       1.494            --
                                                                                      2010   1.371       1.570            --
                                                                                      2009   1.033       1.371            --
                                                                                      2008   1.842       1.033            --
                                                                                      2007   1.603       1.842            --
                                                                                      2006   1.469       1.603            --
                                                                                      2005   1.286       1.469            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.054       2.225            --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.517       2.054           --
                                                                            2012   1.267       1.517           --
                                                                            2011   1.331       1.267           --
                                                                            2010   1.152       1.331           --
                                                                            2009   0.867       1.152           --
                                                                            2008   1.509       0.867           --
                                                                            2007   1.444       1.509           --
                                                                            2006   1.295       1.444           --
                                                                            2005   1.096       1.295           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2014   2.788       2.895       11,962
                                                                            2013   2.096       2.788       11,614
                                                                            2012   1.868       2.096       16,791
                                                                            2011   2.140       1.868       31,466
                                                                            2010   1.700       2.140       28,133
                                                                            2009   1.242       1.700       27,593
                                                                            2008   2.101       1.242       26,698
                                                                            2007   1.860       2.101       25,939
                                                                            2006   1.690       1.860       25,324
                                                                            2005   1.462       1.690       24,626
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.334       1.547           --
                                                                            2005   1.232       1.334        3,067
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   3.044       2.764           --
                                                                            2007   2.414       3.044       11,369
                                                                            2006   1.924       2.414       17,311
                                                                            2005   1.542       1.924       17,471
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   2.007       1.747        7,774
                                                                            2013   1.667       2.007        7,774
                                                                            2012   1.440       1.667        8,643
                                                                            2011   1.646       1.440        9,609
                                                                            2010   1.550       1.646       10,555
                                                                            2009   1.155       1.550       11,742
                                                                            2008   1.979       1.155       13,367
                                                                            2007   1.750       1.979       13,723
                                                                            2006   1.472       1.750       25,787
                                                                            2005   1.364       1.472       25,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)............ 2006   1.406       1.678           --
                                                                            2005   1.319       1.406           --
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   1.057       1.078           --
                                                                            2005   1.065       1.057           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)................... 2006   1.204       1.241           --
                                                                            2005   1.142       1.204           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 2010   1.458       1.476           --
                                                                            2009   1.185       1.458           --
                                                                            2008   1.705       1.185           --
                                                                            2007   1.431       1.705           --
                                                                            2006   1.374       1.431           --
                                                                            2005   1.249       1.374           --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............ 2008   1.494       1.405           --
                                                                            2007   1.395       1.494           --
                                                                            2006   1.208       1.395           --
                                                                            2005   1.168       1.208           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).......... 2011   1.666       1.781           --
                                                                            2010   1.368       1.666           --
                                                                            2009   0.890       1.368           --
                                                                            2008   1.623       0.890           --
                                                                            2007   1.362       1.623           --
                                                                            2006   1.290       1.362           --
                                                                            2005   1.181       1.290           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.344       1.502           --
                                                                            2005   1.320       1.344        4,952
Legg Mason Partners Variable Equity Trust

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.249       2.651       10,604
                                                                                  2013   1.554       2.249       10,604
                                                                                  2012   1.337       1.554       15,171
                                                                                  2011   1.332       1.337       16,910
                                                                                  2010   1.088       1.332       26,028
                                                                                  2009   0.826       1.088       28,144
                                                                                  2008   1.415       0.826       30,922
                                                                                  2007   1.473       1.415       13,661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.732       1.738           --
                                                                                  2013   1.338       1.732        3,830
                                                                                  2012   1.189       1.338        4,047
                                                                                  2011   1.294       1.189       34,751
                                                                                  2010   1.134       1.294       35,941
                                                                                  2009   0.895       1.134       43,984
                                                                                  2008   1.441       0.895       45,520
                                                                                  2007   1.510       1.441       46,876
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.926       2.094       20,608
                                                                                  2013   1.513       1.926       21,458
                                                                                  2012   1.333       1.513       22,235
                                                                                  2011   1.327       1.333       24,094
                                                                                  2010   1.203       1.327       25,212
                                                                                  2009   1.006       1.203       25,339
                                                                                  2008   1.453       1.006       12,520
                                                                                  2007   1.409       1.453       12,657
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.780       1.987        3,942
                                                                                  2013   1.319       1.780        4,147
                                                                                  2012   1.119       1.319        4,382
                                                                                  2011   1.151       1.119        4,665
                                                                                  2010   1.070       1.151        4,965
                                                                                  2009   0.767       1.070        5,294
                                                                                  2008   1.250       0.767        5,703
                                                                                  2007   1.252       1.250        6,057
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.907       2.086           --
                                                                                  2013   1.471       1.907           --
                                                                                  2012   1.290       1.471           --
                                                                                  2011   1.255       1.290           --
                                                                                  2010   1.171       1.255           --
                                                                                  2009   0.960       1.171           --
                                                                                  2008   1.523       0.960           --
                                                                                  2007   1.498       1.523           --
                                                                                  2006   1.293       1.498           --
                                                                                  2005   1.240       1.293           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.832       2.887        2,698
                                                                                  2013   1.967       2.832        2,698
                                                                                  2012   1.682       1.967        3,000
                                                                                  2011   1.694       1.682        3,335
                                                                                  2010   1.382       1.694        3,663
                                                                                  2009   0.989       1.382        4,075
                                                                                  2008   1.703       0.989        4,639
                                                                                  2007   1.581       1.703        9,176
                                                                                  2006   1.432       1.581        9,176
                                                                                  2005   1.394       1.432        9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.882       0.858           --
                                                                                  2008   1.442       0.882       36,176
                                                                                  2007   1.403       1.442       36,176
                                                                                  2006   1.245       1.403       36,176
                                                                                  2005   1.219       1.245           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.951       0.938           --
                                                                                  2010   0.889       0.951       20,288
                                                                                  2009   0.773       0.889       20,292
                                                                                  2008   1.002       0.773       20,296
                                                                                  2007   1.010       1.002       20,300
                                                                                  2006   0.990       1.010       24,696
                                                                                  2005   0.988       0.990       29,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.462       1.532           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.264       1.462        6,735
                                                                          2005   1.241       1.264        6,742
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.203       1.251           --
                                                                          2006   1.179       1.203           --
                                                                          2005   1.144       1.179           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.431       1.480           --
                                                                          2006   1.316       1.431           --
                                                                          2005   1.223       1.316           --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.334       1.391           --
                                                                          2006   1.212       1.334           --
                                                                          2005   1.194       1.212           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515           --
                                                                          2006   1.272       1.461       98,893
                                                                          2005   1.258       1.272       92,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799           --
                                                                          2006   1.488       1.635       46,317
                                                                          2005   1.404       1.488       39,524
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.091       1.124           --
                                                                          2005   1.073       1.091           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.581       1.522           --
                                                                          2007   1.523       1.581           --
                                                                          2006   1.604       1.523           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.935       1.962           --
                                                                          2013   1.799       1.935           --
                                                                          2012   1.571       1.799           --
                                                                          2011   1.563       1.571           --
                                                                          2010   1.374       1.563           --
                                                                          2009   0.952       1.374           --
                                                                          2008   1.281       0.952           --
                                                                          2007   1.273       1.281           --
                                                                          2006   1.212       1.273           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.019       1.135           --
                                                                          2013   1.003       1.019           --
                                                                          2012   0.811       1.003           --
                                                                          2011   0.875       0.811           --
                                                                          2010   0.768       0.875           --
                                                                          2009   0.581       0.768           --
                                                                          2008   1.014       0.581           --
                                                                          2007   1.216       1.014           --
                                                                          2006   1.003       1.216           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460           --
                                                                          2013   1.871       2.366           --
                                                                          2012   1.556       1.871           --
                                                                          2011   1.715       1.556           --
                                                                          2010   1.596       1.715           --
                                                                          2009   1.138       1.596           --
                                                                          2008   1.999       1.138           --
                                                                          2007   1.565       1.999           --
                                                                          2006   1.532       1.565           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199           --
                                                                          2013   1.856       2.377           --
                                                                          2012   1.464       1.856           --
                                                                          2011   1.738       1.464           --
                                                                          2010   1.521       1.738           --
                                                                          2009   0.999       1.521           --
                                                                          2008   1.722       0.999           --
                                                                          2007   1.773       1.722           --
                                                                          2006   1.615       1.773           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.892       2.025           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.427       1.892           --
                                                                              2012   1.230       1.427           --
                                                                              2011   1.274       1.230           --
                                                                              2010   1.133       1.274           --
                                                                              2009   0.911       1.133           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.298       1.394       36,040
                                                                              2013   1.018       1.298       36,046
                                                                              2012   0.906       1.018       36,603
                                                                              2011   0.961       0.906       37,222
                                                                              2010   0.782       0.961       63,236
                                                                              2009   0.631       0.782       64,009
                                                                              2008   1.052       0.631       65,062
                                                                              2007   1.068       1.052       90,378
                                                                              2006   1.015       1.068       18,789
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.130       2.257           --
                                                                              2013   1.548       2.130           --
                                                                              2012   1.334       1.548           --
                                                                              2011   1.374       1.334           --
                                                                              2010   1.109       1.374           --
                                                                              2009   0.844       1.109           --
                                                                              2008   1.404       0.844           --
                                                                              2007   1.287       1.404           --
                                                                              2006   1.301       1.287           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.836       1.882           --
                                                                              2013   1.407       1.836           --
                                                                              2012   1.243       1.407           --
                                                                              2011   1.412       1.243           --
                                                                              2010   1.206       1.412           --
                                                                              2009   0.954       1.206           --
                                                                              2008   1.303       0.954           --
                                                                              2007   1.344       1.303           --
                                                                              2006   1.265       1.344           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.903       0.891           --
                                                                              2008   1.233       0.903           --
                                                                              2007   1.184       1.233           --
                                                                              2006   1.124       1.184           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.880       1.935           --
                                                                              2013   1.775       1.880           --
                                                                              2012   1.602       1.775           --
                                                                              2011   1.560       1.602           --
                                                                              2010   1.408       1.560           --
                                                                              2009   1.048       1.408           --
                                                                              2008   1.312       1.048           --
                                                                              2007   1.254       1.312           --
                                                                              2006   1.201       1.254           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.813       0.771           --
                                                                              2008   1.448       0.813           --
                                                                              2007   1.321       1.448           --
                                                                              2006   1.342       1.321           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.211       1.246           --
                                                                              2013   0.955       1.211           --
                                                                              2012   0.836       0.955           --
                                                                              2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.299       1.294       15,042
                                                                              2013   1.001       1.299       15,047
                                                                              2012   0.867       1.001       15,558
                                                                              2011   0.973       0.867       49,754
                                                                              2010   0.828       0.973       50,310
                                                                              2009   0.669       0.828       51,006
                                                                              2008   0.974       0.669       51,956
                                                                              2007   1.025       0.974       56,670
                                                                              2006   1.003       1.025       41,024
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   2.423       2.225           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.600       2.423            --
                                                                               2012   2.229       2.600            --
                                                                               2011   2.791       2.229            --
                                                                               2010   2.298       2.791            --
                                                                               2009   1.387       2.298            --
                                                                               2008   3.176       1.387            --
                                                                               2007   2.529       3.176            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.264       2.091         8,406
                                                                               2008   2.768       1.264         9,378
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751            --
                                                                               2013   1.645       1.922            --
                                                                               2012   1.440       1.645            --
                                                                               2011   1.647       1.440            --
                                                                               2010   1.510       1.647            --
                                                                               2009   1.172       1.510            --
                                                                               2008   2.077       1.172            --
                                                                               2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.045       1.131            --
                                                                               2012   1.014       1.045            --
                                                                               2011   1.093       1.014            --
                                                                               2010   0.909       1.093            --
                                                                               2009   0.679       0.909            --
                                                                               2008   1.123       0.679            --
                                                                               2007   1.272       1.123            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.976       1.955            --
                                                                               2013   1.452       1.976            --
                                                                               2012   1.357       1.452            --
                                                                               2011   1.488       1.357            --
                                                                               2010   1.151       1.488            --
                                                                               2009   0.747       1.151            --
                                                                               2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.306       1.306            --
                                                                               2013   1.049       1.306            --
                                                                               2012   0.884       1.049            --
                                                                               2011   0.986       0.884            --
                                                                               2010   0.869       0.986            --
                                                                               2009   0.634       0.869            --
                                                                               2008   1.090       0.634            --
                                                                               2007   1.047       1.090            --
                                                                               2006   0.996       1.047            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.385       1.399         3,429
                                                                               2013   1.554       1.385         3,430
                                                                               2012   1.452       1.554         3,432
                                                                               2011   1.330       1.452        20,006
                                                                               2010   1.257       1.330        21,028
                                                                               2009   1.085       1.257        22,137
                                                                               2008   1.186       1.085        23,424
                                                                               2007   1.124       1.186        24,961
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.482       1.512        56,445
                                                                               2013   1.543       1.482        58,334
                                                                               2012   1.442       1.543       132,670
                                                                               2011   1.427       1.442        85,829
                                                                               2010   1.347       1.427        90,813
                                                                               2009   1.213       1.347       103,257
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.779       1.936            --
                                                                               2013   1.365       1.779            --
                                                                               2012   1.261       1.365            --
                                                                               2011   1.349       1.261            --
                                                                               2010   1.185       1.349            --
                                                                               2009   0.977       1.185            --
                                                                               2008   1.485       0.977            --
                                                                               2007   1.445       1.485            --
                                                                               2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.167       1.286            --
                                                                               2006   1.113       1.167            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.785       1.828         9,374

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.795       1.785        9,551
                                                                          2012   1.642       1.795        9,711
                                                                          2011   1.618       1.642       10,112
                                                                          2010   1.473       1.618       10,343
                                                                          2009   1.130       1.473       10,348
                                                                          2008   1.293       1.130       10,353
                                                                          2007   1.239       1.293       10,731
                                                                          2006   1.200       1.239       10,736
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.568       1.636           --
                                                                          2012   1.429       1.568           --
                                                                          2011   1.774       1.429           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.289       1.430           --
                                                                          2013   0.984       1.289           --
                                                                          2012   0.852       0.984           --
                                                                          2011   0.906       0.852           --
                                                                          2010   0.791       0.906           --
                                                                          2009   0.682       0.791           --
                                                                          2008   1.093       0.682           --
                                                                          2007   1.074       1.093           --
                                                                          2006   1.001       1.074           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        3,640
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589           --
                                                                          2006   1.438       1.518           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992           --
                                                                          2013   1.363       1.791           --
                                                                          2012   1.226       1.363           --
                                                                          2011   1.250       1.226           --
                                                                          2010   1.134       1.250           --
                                                                          2009   0.971       1.134           --
                                                                          2008   1.582       0.971           --
                                                                          2007   1.576       1.582           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.262       1.323           --
                                                                          2013   1.298       1.262           --
                                                                          2012   1.233       1.298           --
                                                                          2011   1.182       1.233           --
                                                                          2010   1.114       1.182           --
                                                                          2009   1.039       1.114           --
                                                                          2008   1.099       1.039           --
                                                                          2007   1.056       1.099           --
                                                                          2006   1.020       1.056           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.531       1.633           --
                                                                          2013   1.165       1.531           --
                                                                          2012   1.041       1.165           --
                                                                          2011   1.167       1.041           --
                                                                          2010   0.995       1.167           --
                                                                          2009   0.792       0.995           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.953       0.933           --
                                                                          2013   0.973       0.953           --
                                                                          2012   0.994       0.973           --
                                                                          2011   1.015       0.994           --
                                                                          2010   1.036       1.015           --
                                                                          2009   1.054       1.036           --
                                                                          2008   1.046       1.054           --
                                                                          2007   1.017       1.046           --
                                                                          2006   0.998       1.017           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.737       0.727           --
                                                                          2008   1.259       0.737           --
                                                                          2007   1.334       1.259           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.713       0.743           --
                                                                          2008   1.319       0.713           --
                                                                          2007   1.296       1.319           --
                                                                          2006   1.283       1.296           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.130       1.242           --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   0.998       1.130           --
                                                                       2011   1.087       0.998           --
                                                                       2010   0.970       1.087       19,602
                                                                       2009   0.814       0.970       26,542
                                                                       2008   1.362       0.814       26,560
                                                                       2007   1.337       1.362       29,123
                                                                       2006   1.308       1.337       29,130
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.811       1.969           --
                                                                       2013   1.394       1.811           --
                                                                       2012   1.284       1.394           --
                                                                       2011   1.354       1.284           --
                                                                       2010   1.201       1.354           --
                                                                       2009   0.822       1.201           --
                                                                       2008   1.546       0.822           --
                                                                       2007   1.312       1.546           --
                                                                       2006   1.348       1.312           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983           --
                                                                       2010   0.802       0.909           --
                                                                       2009   0.623       0.802           --
                                                                       2008   1.068       0.623           --
                                                                       2007   1.057       1.068           --
                                                                       2006   1.002       1.057           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.264       1.293           --
                                                                       2013   1.238       1.264           --
                                                                       2012   1.158       1.238           --
                                                                       2011   1.145       1.158           --
                                                                       2010   1.063       1.145           --
                                                                       2009   0.900       1.063           --
                                                                       2008   1.074       0.900           --
                                                                       2007   1.039       1.074           --
                                                                       2006   1.001       1.039           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.278       1.313           --
                                                                       2013   1.177       1.278           --
                                                                       2012   1.078       1.177           --
                                                                       2011   1.090       1.078           --
                                                                       2010   0.998       1.090           --
                                                                       2009   0.824       0.998           --
                                                                       2008   1.073       0.824           --
                                                                       2007   1.046       1.073           --
                                                                       2006   1.002       1.046           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.275       1.311           --
                                                                       2013   1.103       1.275           --
                                                                       2012   0.995       1.103           --
                                                                       2011   1.030       0.995           --
                                                                       2010   0.930       1.030           --
                                                                       2009   0.750       0.930           --
                                                                       2008   1.074       0.750           --
                                                                       2007   1.051       1.074           --
                                                                       2006   1.002       1.051           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.255       1.293       17,106
                                                                       2013   1.031       1.255       17,121
                                                                       2012   0.913       1.031       17,138
                                                                       2011   0.968       0.913       17,158
                                                                       2010   0.862       0.968       17,179
                                                                       2009   0.682       0.862       17,203
                                                                       2008   1.074       0.682       17,227
                                                                       2007   1.056       1.074       17,248
                                                                       2006   1.002       1.056       17,267
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.768       1.958       36,176
                                                                       2013   1.371       1.768       36,176
                                                                       2012   1.213       1.371       36,176
                                                                       2011   1.219       1.213       36,176
                                                                       2010   1.087       1.219       36,176
                                                                       2009   0.887       1.087       36,176
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.600       1.699        6,927

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.376       1.600         6,933
                                                                                   2012   1.262       1.376        53,208
                                                                                   2011   1.261       1.262        45,644
                                                                                   2010   1.172       1.261        46,622
                                                                                   2009   1.011       1.172        62,555
                                                                                   2008   1.329       1.011        63,793
                                                                                   2007   1.303       1.329        60,104
                                                                                   2006   1.223       1.303       125,530
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.058       2.233            --
                                                                                   2013   1.548       2.058            --
                                                                                   2012   1.356       1.548            --
                                                                                   2011   1.373       1.356            --
                                                                                   2010   1.258       1.373            --
                                                                                   2009   1.063       1.258            --
                                                                                   2008   1.458       1.063            --
                                                                                   2007   1.384       1.458         2,560
                                                                                   2006   1.256       1.384         2,560
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.020       1.979            --
                                                                                   2013   1.623       2.020            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.579       1.683            --
                                                                                   2013   1.162       1.579            --
                                                                                   2012   1.000       1.162            --
                                                                                   2011   1.035       1.000            --
                                                                                   2010   0.906       1.035            --
                                                                                   2009   0.647       0.906            --
                                                                                   2008   1.138       0.647            --
                                                                                   2007   1.065       1.138            --
                                                                                   2006   0.998       1.065            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.023       2.113            --
                                                                                   2013   1.433       2.023            --
                                                                                   2012   1.263       1.433            --
                                                                                   2011   1.271       1.263            --
                                                                                   2010   0.964       1.271            --
                                                                                   2009   0.710       0.964            --
                                                                                   2008   1.084       0.710            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
                                                                                   2006   1.078       1.142            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.152       1.161            --
                                                                                   2013   1.183       1.152            --
                                                                                   2012   1.167       1.183            --
                                                                                   2011   1.128       1.167            --
                                                                                   2010   1.087       1.128            --
                                                                                   2009   1.062       1.087            --
                                                                                   2008   1.087       1.062            --
                                                                                   2007   1.062       1.087            --
                                                                                   2006   1.030       1.062            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.484       1.607            --
                                                                                   2013   1.257       1.484            --
                                                                                   2012   1.142       1.257            --
                                                                                   2011   1.124       1.142            --
                                                                                   2010   1.046       1.124            --
                                                                                   2009   0.905       1.046            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.578       1.710            --
                                                                                   2013   1.206       1.578            --
                                                                                   2012   1.091       1.206            --
                                                                                   2011   1.161       1.091            --
                                                                                   2010   1.059       1.161            --
                                                                                   2009   0.819       1.059            --
                                                                                   2008   1.331       0.819            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.991       0.998            --
                                                                                   2005   0.984       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.107       1.168            --
                                                                                   2005   1.069       1.107            --
PIMCO Variable Insurance Trust

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.099       1.120            --
                                                                                     2006   1.115       1.099        41,396
                                                                                     2005   1.115       1.115        42,753
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.173       1.210            --
                                                                                     2008   1.143       1.173       103,283
                                                                                     2007   1.073       1.143        89,883
                                                                                     2006   1.056       1.073        89,261
                                                                                     2005   1.052       1.056        88,432
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.463       1.356            --
                                                                                     2007   1.355       1.463            --
                                                                                     2006   1.246       1.355            --
                                                                                     2005   1.186       1.246            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.845       1.995            --
                                                                                     2006   1.475       1.845            --
                                                                                     2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.839       1.961            --
                                                                                     2006   1.601       1.839         8,267
                                                                                     2005   1.528       1.601         8,267
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.128       1.201            --
                                                                                     2005   1.148       1.128            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.471       1.604            --
                                                                                     2005   1.336       1.471            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        27,363
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.184       1.212            --
                                                                                     2005   1.179       1.184            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.279       1.323            --
                                                                                     2005   1.241       1.279            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.140            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.030            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.078            --
                                                                                     2005   1.000       1.043            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.105            --
                                                                                     2005   1.000       1.062            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.034       1.053            --
                                                                                     2005   1.000       1.034            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       113,120
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --
                                                                                     2005   1.117       1.164            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.408       1.615            --
                                                                                     2005   1.313       1.408            --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.273       1.348            --
                                                                                     2005   1.226       1.273            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.000       1.059           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.190       1.200           --
                                                                          2005   1.172       1.190        5,460
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.031       1.020           --
                                                                          2005   1.036       1.031           --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.204       1.254           --
                                                                          2005   1.205       1.204           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.301           --
                                                                          2005   1.000       1.132           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.265           --
                                                                          2005   1.000       1.105           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.070       1.030           --
                                                                          2005   1.047       1.070           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.506       1.612           --
                                                                          2013   1.296       1.506           --
                                                                          2012   1.195       1.296           --
                                                                          2011   1.221       1.195           --
                                                                          2010   1.112       1.221           --
                                                                          2009   0.924       1.112           --
                                                                          2008   1.262       0.924           --
                                                                          2007   1.162       1.262           --
                                                                          2006   1.102       1.162           --
                                                                          2005   1.078       1.102           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.910       1.144           --
                                                                          2008   1.447       0.910           --
                                                                          2007   1.513       1.447           --
                                                                          2006   1.332       1.513           --
                                                                          2005   1.306       1.332           --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.780       0.798           --
                                                                          2008   1.400       0.780           --
                                                                          2007   1.271       1.400           --
                                                                          2006   1.216       1.271           --
                                                                          2005   1.151       1.216           --



                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.149            --
                                                                         2006   1.000       1.076         7,862
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.260       1.321            --
                                                                         2005   1.219       1.260         5,955
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.362       1.324            --
                                                                         2005   1.212       1.362         8,136
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.645       2.648        56,355
                                                                         2013   2.093       2.645        88,375
                                                                         2012   1.746       2.093        98,323
                                                                         2011   1.959       1.746       114,690
                                                                         2010   1.792       1.959       258,486
                                                                         2009   1.287       1.792       274,841
                                                                         2008   2.136       1.287       311,801
                                                                         2007   1.902       2.136       303,288
                                                                         2006   1.614       1.902       304,714
                                                                         2005   1.446       1.614       331,151

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.272       2.412       258,679
                                                                                      2013   1.785       2.272       391,815
                                                                                      2012   1.548       1.785       468,546
                                                                                      2011   1.654       1.548       524,654
                                                                                      2010   1.424       1.654       723,162
                                                                                      2009   1.044       1.424       756,717
                                                                                      2008   1.905       1.044       769,586
                                                                                      2007   1.734       1.905       780,739
                                                                                      2006   1.608       1.734       822,900
                                                                                      2005   1.415       1.608       823,519
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.997       2.161       249,695
                                                                                      2013   1.529       1.997       289,046
                                                                                      2012   1.331       1.529       325,755
                                                                                      2011   1.386       1.331       656,284
                                                                                      2010   1.271       1.386       772,633
                                                                                      2009   0.990       1.271       808,960
                                                                                      2008   1.629       0.990       974,095
                                                                                      2007   1.585       1.629     1,042,503
                                                                                      2006   1.406       1.585     1,087,505
                                                                                      2005   1.358       1.406     1,103,873
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.600       1.580            --
                                                                                      2005   1.384       1.600         5,253
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.722       2.846            --
                                                                                      2006   2.100       2.722            --
                                                                                      2005   1.677       2.100            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.776       2.304            --
                                                                                      2005   1.694       1.776        47,056
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.442       1.377            --
                                                                                      2007   1.376       1.442        25,626
                                                                                      2006   1.208       1.376        25,626
                                                                                      2005   1.183       1.208        25,626
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.252       1.180            --
                                                                                      2007   1.439       1.252        47,700
                                                                                      2006   1.418       1.439        49,794
                                                                                      2005   1.370       1.418        51,780
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.293       1.403            --
                                                                                      2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.290       1.435            --
                                                                                      2005   1.197       1.290        21,062
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.350       2.567         6,084
                                                                                      2013   1.834       2.350         9,998
                                                                                      2012   1.615       1.834         9,393
                                                                                      2011   1.698       1.615        11,741
                                                                                      2010   1.484       1.698        16,655
                                                                                      2009   1.120       1.484        19,341
                                                                                      2008   1.998       1.120         4,384
                                                                                      2007   1.742       1.998        43,121
                                                                                      2006   1.598       1.742        44,740
                                                                                      2005   1.400       1.598        44,572
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.143       2.320            --
                                                                                      2013   1.585       2.143            --
                                                                                      2012   1.325       1.585            --
                                                                                      2011   1.393       1.325            --
                                                                                      2010   1.207       1.393            --
                                                                                      2009   0.909       1.207            --
                                                                                      2008   1.584       0.909            --
                                                                                      2007   1.517       1.584            --
                                                                                      2006   1.363       1.517            --
                                                                                      2005   1.154       1.363            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.074       3.188        39,681

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.312       3.074        64,087
                                                                                  2012   2.064       2.312        76,288
                                                                                  2011   2.366       2.064        76,978
                                                                                  2010   1.881       2.366        79,192
                                                                                  2009   1.376       1.881        86,856
                                                                                  2008   2.330       1.376        79,036
                                                                                  2007   2.065       2.330        97,311
                                                                                  2006   1.878       2.065       105,519
                                                                                  2005   1.626       1.878        95,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.450       1.680            --
                                                                                  2005   1.341       1.450       315,122
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.458       3.140            --
                                                                                  2007   2.745       3.458        90,456
                                                                                  2006   2.190       2.745       114,480
                                                                                  2005   1.757       2.190       104,800
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.162       1.880        24,269
                                                                                  2013   1.797       2.162        31,854
                                                                                  2012   1.554       1.797        48,362
                                                                                  2011   1.778       1.554        55,062
                                                                                  2010   1.676       1.778        74,641
                                                                                  2009   1.251       1.676       111,002
                                                                                  2008   2.144       1.251       113,039
                                                                                  2007   1.899       2.144       146,322
                                                                                  2006   1.598       1.899       156,811
                                                                                  2005   1.483       1.598       151,260
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.526       1.818            --
                                                                                  2005   1.433       1.526        83,262
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.055       1.076            --
                                                                                  2005   1.064       1.055            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.234       1.272            --
                                                                                  2005   1.172       1.234        14,308
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.583       1.602            --
                                                                                  2009   1.288       1.583         4,379
                                                                                  2008   1.855       1.288         4,383
                                                                                  2007   1.558       1.855        10,968
                                                                                  2006   1.498       1.558        10,973
                                                                                  2005   1.363       1.498        10,788
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.545       1.453            --
                                                                                  2007   1.444       1.545        31,119
                                                                                  2006   1.252       1.444        26,415
                                                                                  2005   1.212       1.252        26,415
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.867       1.995            --
                                                                                  2010   1.534       1.867            --
                                                                                  2009   1.000       1.534            --
                                                                                  2008   1.824       1.000            --
                                                                                  2007   1.532       1.824            --
                                                                                  2006   1.453       1.532            --
                                                                                  2005   1.331       1.453            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.519       1.696            --
                                                                                  2005   1.493       1.519        28,004
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.453       2.889       109,998
                                                                                  2013   1.697       2.453       139,383
                                                                                  2012   1.461       1.697       146,105
                                                                                  2011   1.457       1.461       170,373
                                                                                  2010   1.192       1.457       194,294
                                                                                  2009   0.905       1.192       278,114
                                                                                  2008   1.553       0.905       289,925
                                                                                  2007   1.617       1.553       325,756
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.922       1.928            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.487       1.922       111,108
                                                                                  2012   1.322       1.487       130,526
                                                                                  2011   1.440       1.322       147,242
                                                                                  2010   1.263       1.440       269,797
                                                                                  2009   0.998       1.263       309,144
                                                                                  2008   1.609       0.998       355,136
                                                                                  2007   1.686       1.609       383,497
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.028       2.202       130,346
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.493       1.539       245,837
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.060       2.297        14,454
                                                                                  2013   1.528       2.060        22,758
                                                                                  2012   1.298       1.528        24,554
                                                                                  2011   1.335       1.298        26,669
                                                                                  2010   1.243       1.335        29,487
                                                                                  2009   0.892       1.243        88,519
                                                                                  2008   1.455       0.892       117,723
                                                                                  2007   1.459       1.455       167,559
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.043       2.232        11,475
                                                                                  2013   1.577       2.043        11,484
                                                                                  2012   1.384       1.577        11,495
                                                                                  2011   1.348       1.384        17,435
                                                                                  2010   1.259       1.348        17,453
                                                                                  2009   1.034       1.259        17,473
                                                                                  2008   1.642       1.034        17,493
                                                                                  2007   1.615       1.642        28,456
                                                                                  2006   1.396       1.615         5,940
                                                                                  2005   1.340       1.396         5,943
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.204       3.262        37,377
                                                                                  2013   2.227       3.204        38,630
                                                                                  2012   1.906       2.227        40,801
                                                                                  2011   1.922       1.906        42,996
                                                                                  2010   1.570       1.922        45,607
                                                                                  2009   1.124       1.570        54,189
                                                                                  2008   1.938       1.124        63,710
                                                                                  2007   1.801       1.938        73,969
                                                                                  2006   1.632       1.801        49,057
                                                                                  2005   1.591       1.632        62,378
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.939       0.912            --
                                                                                  2008   1.536       0.939        15,168
                                                                                  2007   1.496       1.536        16,213
                                                                                  2006   1.329       1.496        29,531
                                                                                  2005   1.303       1.329        65,689
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.944       0.931            --
                                                                                  2010   0.884       0.944        25,171
                                                                                  2009   0.769       0.884        35,956
                                                                                  2008   0.998       0.769        45,268
                                                                                  2007   1.006       0.998        47,121
                                                                                  2006   0.988       1.006        82,653
                                                                                  2005   0.987       0.988       126,337
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.627       1.704            --
                                                                                  2006   1.408       1.627       171,439
                                                                                  2005   1.383       1.408       184,824
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.402       1.457            --
                                                                                  2006   1.375       1.402            --
                                                                                  2005   1.336       1.375            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.622       1.676            --
                                                                                  2006   1.493       1.622            --
                                                                                  2005   1.388       1.493            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.456       1.517            --
                                                                          2006   1.324       1.456       112,384
                                                                          2005   1.306       1.324       119,210
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.581       1.640            --
                                                                          2006   1.378       1.581       151,441
                                                                          2005   1.364       1.378       165,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.767       1.944            --
                                                                          2006   1.610       1.767       147,747
                                                                          2005   1.520       1.610       165,932
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.089       1.122            --
                                                                          2005   1.072       1.089            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.718       1.652            --
                                                                          2007   1.656       1.718            --
                                                                          2006   1.746       1.656            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.111       2.137        35,348
                                                                          2013   1.963       2.111        39,497
                                                                          2012   1.717       1.963        35,806
                                                                          2011   1.710       1.717        37,858
                                                                          2010   1.504       1.710        39,787
                                                                          2009   1.043       1.504        43,434
                                                                          2008   1.406       1.043        49,199
                                                                          2007   1.398       1.406        52,600
                                                                          2006   1.332       1.398        55,852
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
                                                                          2006   1.003       1.215        82,139
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
                                                                          2006   1.580       1.613         5,443
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.559       2.365        15,774
                                                                          2013   2.000       2.559        35,982
                                                                          2012   1.579       2.000        73,757
                                                                          2011   1.877       1.579        77,325
                                                                          2010   1.644       1.877        93,640
                                                                          2009   1.081       1.644        94,460
                                                                          2008   1.865       1.081        59,331
                                                                          2007   1.922       1.865        58,425
                                                                          2006   1.752       1.922        72,912
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.055       2.198           600
                                                                          2013   1.552       2.055           602
                                                                          2012   1.338       1.552         6,394
                                                                          2011   1.389       1.338        12,398
                                                                          2010   1.236       1.389        22,776
                                                                          2009   0.994       1.236        23,493
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.288       1.382        96,351

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.011       1.288       104,356
                                                                               2012   0.901       1.011       115,813
                                                                               2011   0.956       0.901       141,667
                                                                               2010   0.779       0.956       173,048
                                                                               2009   0.629       0.779       188,702
                                                                               2008   1.051       0.629       214,151
                                                                               2007   1.068       1.051       254,416
                                                                               2006   1.015       1.068         4,159
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.112       2.235        34,858
                                                                               2013   1.536       2.112        35,063
                                                                               2012   1.325       1.536        31,097
                                                                               2011   1.366       1.325        20,473
                                                                               2010   1.104       1.366        23,098
                                                                               2009   0.841       1.104            --
                                                                               2008   1.400       0.841            --
                                                                               2007   1.285       1.400            --
                                                                               2006   1.300       1.285            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.820       1.864            --
                                                                               2013   1.396       1.820            --
                                                                               2012   1.234       1.396            --
                                                                               2011   1.404       1.234            --
                                                                               2010   1.201       1.404            --
                                                                               2009   0.951       1.201            --
                                                                               2008   1.300       0.951            --
                                                                               2007   1.342       1.300            --
                                                                               2006   1.264       1.342            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.899       0.887            --
                                                                               2008   1.228       0.899            --
                                                                               2007   1.181       1.228        10,055
                                                                               2006   1.122       1.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.074       2.133        30,719
                                                                               2013   1.960       2.074        33,898
                                                                               2012   1.771       1.960        43,024
                                                                               2011   1.727       1.771        48,485
                                                                               2010   1.560       1.727        44,918
                                                                               2009   1.163       1.560        38,746
                                                                               2008   1.457       1.163        63,317
                                                                               2007   1.394       1.457        57,100
                                                                               2006   1.335       1.394        49,830
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.870       0.826            --
                                                                               2008   1.551       0.870        73,365
                                                                               2007   1.417       1.551        77,196
                                                                               2006   1.440       1.417        80,378
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
                                                                               2006   1.003       1.025        84,786
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.692       2.469            --
                                                                               2013   2.891       2.692            --
                                                                               2012   2.481       2.891            --
                                                                               2011   3.110       2.481            --
                                                                               2010   2.563       3.110            --
                                                                               2009   1.549       2.563            --
                                                                               2008   3.549       1.549            --
                                                                               2007   2.828       3.549           724
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.015       1.834            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.727       2.015            --
                                                                          2012   1.513       1.727            --
                                                                          2011   1.732       1.513            --
                                                                          2010   1.590       1.732            --
                                                                          2009   1.235       1.590            --
                                                                          2008   2.191       1.235            --
                                                                          2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.037       1.122            --
                                                                          2012   1.007       1.037         2,770
                                                                          2011   1.087       1.007         2,771
                                                                          2010   0.905       1.087         2,773
                                                                          2009   0.676       0.905         2,774
                                                                          2008   1.120       0.676        16,021
                                                                          2007   1.269       1.120        14,166
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.150       2.124            --
                                                                          2013   1.581       2.150            --
                                                                          2012   1.479       1.581            --
                                                                          2011   1.624       1.479            --
                                                                          2010   1.257       1.624            --
                                                                          2009   0.817       1.257            --
                                                                          2008   1.478       0.817            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.296       1.295       433,586
                                                                          2013   1.042       1.296       523,281
                                                                          2012   0.879       1.042        37,849
                                                                          2011   0.981       0.879        41,096
                                                                          2010   0.865       0.981        46,089
                                                                          2009   0.633       0.865        85,127
                                                                          2008   1.088       0.633       110,071
                                                                          2007   1.047       1.088       133,447
                                                                          2006   0.996       1.047       139,807
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.517       190,093
                                                                          2013   1.551       1.489       391,669
                                                                          2012   1.452       1.551       429,000
                                                                          2011   1.438       1.452       550,081
                                                                          2010   1.359       1.438       610,834
                                                                          2009   1.224       1.359       668,990
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
                                                                          2006   1.445       1.547         5,084
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
                                                                          2006   1.112       1.165            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
                                                                          2006   1.308       1.350         8,500
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.754       1.829            --
                                                                          2012   1.599       1.754            --
                                                                          2011   1.987       1.599            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.279       1.418         1,783
                                                                          2013   0.978       1.279         1,789
                                                                          2012   0.847       0.978         4,878
                                                                          2011   0.902       0.847        20,787
                                                                          2010   0.788       0.902        40,937
                                                                          2009   0.681       0.788        82,558
                                                                          2008   1.092       0.681       102,228
                                                                          2007   1.073       1.092       191,645
                                                                          2006   1.001       1.073       147,048
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.931       2.098        71,502
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.602       1.676            --
                                                                          2006   1.519       1.602       134,128
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.086        70,928
                                                                          2013   1.430       1.877        76,181
                                                                          2012   1.288       1.430        82,934
                                                                          2011   1.314       1.288        93,475
                                                                          2010   1.193       1.314       109,013
                                                                          2009   1.023       1.193       147,468
                                                                          2008   1.668       1.023       139,391
                                                                          2007   1.662       1.668       126,496
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.294       1.356            --
                                                                          2013   1.333       1.294            --
                                                                          2012   1.268       1.333            --
                                                                          2011   1.216       1.268            --
                                                                          2010   1.147       1.216            --
                                                                          2009   1.071       1.147            --
                                                                          2008   1.134       1.071            --
                                                                          2007   1.091       1.134            --
                                                                          2006   1.054       1.091            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.632       1.738        30,563
                                                                          2013   1.243       1.632        32,355
                                                                          2012   1.111       1.243        79,994
                                                                          2011   1.247       1.111        83,026
                                                                          2010   1.064       1.247       170,307
                                                                          2009   0.848       1.064       173,825
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.935       0.914        36,388
                                                                          2013   0.956       0.935        36,431
                                                                          2012   0.977       0.956        42,550
                                                                          2011   0.999       0.977        66,498
                                                                          2010   1.021       0.999        66,543
                                                                          2009   1.039       1.021       155,858
                                                                          2008   1.033       1.039       289,706
                                                                          2007   1.005       1.033            --
                                                                          2006   0.987       1.005            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.771       0.761            --
                                                                          2008   1.319       0.771            --
                                                                          2007   1.399       1.319         6,394
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.744       0.775            --
                                                                          2008   1.379       0.744       114,994
                                                                          2007   1.356       1.379       116,556
                                                                          2006   1.343       1.356       119,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.216       1.336            --
                                                                          2012   1.075       1.216        20,201
                                                                          2011   1.172       1.075        29,841
                                                                          2010   1.047       1.172        64,936
                                                                          2009   0.879       1.047        68,435
                                                                          2008   1.474       0.879        72,634
                                                                          2007   1.447       1.474       107,201
                                                                          2006   1.417       1.447       119,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   2.069       2.247        24,633

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.594       2.069        26,078
                                                                       2012   1.470       1.594        34,420
                                                                       2011   1.551       1.470        36,014
                                                                       2010   1.377       1.551        37,512
                                                                       2009   0.943       1.377        40,342
                                                                       2008   1.777       0.943        44,812
                                                                       2007   1.509       1.777        47,451
                                                                       2006   1.552       1.509        49,974
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                       2010   0.799       0.905            --
                                                                       2009   0.621       0.799            --
                                                                       2008   1.067       0.621            --
                                                                       2007   1.056       1.067            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282            --
                                                                       2013   1.230       1.254            --
                                                                       2012   1.151       1.230            --
                                                                       2011   1.140       1.151            --
                                                                       2010   1.059       1.140            --
                                                                       2009   0.898       1.059            --
                                                                       2008   1.072       0.898            --
                                                                       2007   1.038       1.072            --
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302        22,791
                                                                       2013   1.169       1.268        24,130
                                                                       2012   1.072       1.169        25,556
                                                                       2011   1.085       1.072        27,089
                                                                       2010   0.994       1.085        71,993
                                                                       2009   0.822       0.994        73,684
                                                                       2008   1.071       0.822        75,677
                                                                       2007   1.045       1.071        43,320
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300       158,043
                                                                       2013   1.096       1.265       158,043
                                                                       2012   0.989       1.096       340,543
                                                                       2011   1.025       0.989       444,856
                                                                       2010   0.926       1.025       321,497
                                                                       2009   0.748       0.926       327,227
                                                                       2008   1.072       0.748         6,664
                                                                       2007   1.050       1.072            --
                                                                       2006   1.002       1.050            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282            --
                                                                       2013   1.024       1.245            --
                                                                       2012   0.907       1.024            --
                                                                       2011   0.964       0.907            --
                                                                       2010   0.859       0.964            --
                                                                       2009   0.680       0.859            --
                                                                       2008   1.072       0.680            --
                                                                       2007   1.055       1.072        32,231
                                                                       2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.872       2.071            --
                                                                       2013   1.453       1.872            --
                                                                       2012   1.287       1.453            --
                                                                       2011   1.294       1.287         8,567
                                                                       2010   1.156       1.294         9,768
                                                                       2009   0.943       1.156        10,588
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.650       1.750        13,477
                                                                       2013   1.421       1.650        90,391
                                                                       2012   1.304       1.421       107,881
                                                                       2011   1.304       1.304       147,691
                                                                       2010   1.214       1.304       293,121
                                                                       2009   1.048       1.214       299,738
                                                                       2008   1.379       1.048       319,570
                                                                       2007   1.354       1.379       348,319
                                                                       2006   1.271       1.354       364,487
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.026       2.196            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.526       2.026            --
                                                                                   2012   1.337       1.526            --
                                                                                   2011   1.356       1.337            --
                                                                                   2010   1.244       1.356            --
                                                                                   2009   1.052       1.244            --
                                                                                   2008   1.453       1.052            --
                                                                                   2007   1.380       1.453        31,954
                                                                                   2006   1.254       1.380        10,775
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.182       2.134            --
                                                                                   2013   1.754       2.182            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.567       1.668         5,441
                                                                                   2013   1.154       1.567         5,796
                                                                                   2012   0.994       1.154         6,228
                                                                                   2011   1.030       0.994        17,658
                                                                                   2010   0.902       1.030        18,206
                                                                                   2009   0.645       0.902        18,823
                                                                                   2008   1.136       0.645        20,571
                                                                                   2007   1.064       1.136        10,994
                                                                                   2006   0.998       1.064        11,006
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.194       2.289        23,131
                                                                                   2013   1.556       2.194        26,075
                                                                                   2012   1.372       1.556        26,794
                                                                                   2011   1.383       1.372        28,636
                                                                                   2010   1.049       1.383        29,877
                                                                                   2009   0.774       1.049        32,223
                                                                                   2008   1.182       0.774        35,928
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.139       1.180            --
                                                                                   2006   1.076       1.139            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.140       1.149            --
                                                                                   2013   1.173       1.140            --
                                                                                   2012   1.158       1.173            --
                                                                                   2011   1.120       1.158            --
                                                                                   2010   1.081       1.120            --
                                                                                   2009   1.057       1.081            --
                                                                                   2008   1.083       1.057            --
                                                                                   2007   1.060       1.083            --
                                                                                   2006   1.028       1.060            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.470       1.589            --
                                                                                   2013   1.246       1.470            --
                                                                                   2012   1.133       1.246            --
                                                                                   2011   1.116       1.133            --
                                                                                   2010   1.041       1.116            --
                                                                                   2009   0.900       1.041            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.617       1.750            --
                                                                                   2013   1.237       1.617            --
                                                                                   2012   1.120       1.237            --
                                                                                   2011   1.193       1.120            --
                                                                                   2010   1.089       1.193            --
                                                                                   2009   0.843       1.089        25,626
                                                                                   2008   1.372       0.843        25,626
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.980       0.987            --
                                                                                   2005   0.974       0.980            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.105       1.165            --
                                                                                   2005   1.068       1.105            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.092       1.112            --
                                                                                   2006   1.109       1.092       299,745
                                                                                   2005   1.110       1.109       430,006
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.184       1.221            --
                                                                                   2008   1.155       1.184       553,011
                                                                                   2007   1.086       1.155       526,678
                                                                                   2006   1.069       1.086       638,934
                                                                                   2005   1.067       1.069       654,436

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.602       1.483            --
                                                                                     2007   1.484       1.602            --
                                                                                     2006   1.366       1.484         3,627
                                                                                     2005   1.302       1.366         4,172
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.949       2.106            --
                                                                                     2006   1.560       1.949         2,316
                                                                                     2005   1.421       1.560            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.121       2.261            --
                                                                                     2006   1.848       2.121        56,570
                                                                                     2005   1.765       1.848        55,526
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.355       1.440            --
                                                                                     2005   1.274       1.355        96,363
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.255       1.335            --
                                                                                     2005   1.278       1.255        52,858
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.602       1.746            --
                                                                                     2005   1.456       1.602            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.351       1.417            --
                                                                                     2005   1.322       1.351       119,906
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.302       1.332            --
                                                                                     2005   1.297       1.302        59,245
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.360       1.405            --
                                                                                     2005   1.320       1.360            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.306       1.343            --
                                                                                     2005   1.228       1.306         8,717
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.139            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.029            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042       1.077            --
                                                                                     2005   1.000       1.042            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.061       1.104            --
                                                                                     2005   1.000       1.061            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.034       1.052            --
                                                                                     2005   1.000       1.034            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.433       1.519            --
                                                                                     2005   1.308       1.433       150,031
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.469       1.552            --
                                                                                     2005   1.457       1.469        52,606
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.234       1.271            --
                                                                                     2005   1.225       1.234       381,492
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.163       1.254            --
                                                                                     2005   1.116       1.163         6,545
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.528       1.752            --
                                                                                     2005   1.426       1.528        72,663
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.364       1.445            --
                                                                                     2005   1.316       1.364        28,836
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058       1.112            --
                                                                                     2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.298       1.308            --
                                                                                     2005   1.280       1.298         8,500
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.066       1.054            --
                                                                                     2005   1.072       1.066            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.353       1.409            --
                                                                                     2005   1.355       1.353       108,946

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.300            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068       1.028            --
                                                                          2005   1.047       1.068            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.492       1.595            --
                                                                          2013   1.285       1.492            --
                                                                          2012   1.186       1.285            --
                                                                          2011   1.213       1.186            --
                                                                          2010   1.106       1.213            --
                                                                          2009   0.920       1.106            --
                                                                          2008   1.257       0.920            --
                                                                          2007   1.159       1.257            --
                                                                          2006   1.100       1.159            --
                                                                          2005   1.077       1.100            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.993       0.961            --
                                                                          2008   1.582       0.993        32,733
                                                                          2007   1.656       1.582        59,052
                                                                          2006   1.458       1.656        64,046
                                                                          2005   1.432       1.458       258,418
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.814       0.833            --
                                                                          2008   1.462       0.814            --
                                                                          2007   1.329       1.462            --
                                                                          2006   1.273       1.329            --
                                                                          2005   1.206       1.273        61,960

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.


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Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap
Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.


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


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(Reg. TM) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


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